UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07803
Name of Registrant: Vanguard Scottsdale Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: February 28
Date of reporting period: May 31, 2017
Item 1: Schedule of Investments

Vanguard Explorer Value Fund

Schedule of Investments (unaudited)
As of May 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (93.2%)1
Consumer Discretionary (7.4%)
	Six Flags Entertainment Corp.	124,590	7,523
*	Modine Manufacturing Co.	381,057	5,792
	Lithia Motors Inc. Class A	58,930	5,354
	Wendy's Co.	295,647	4,781
*,^ LGI Homes Inc.		132,783	4,302
*	Vista Outdoor Inc.	156,580	3,285
	Rent-A-Center Inc.	268,024	3,058
*	Career Education Corp.	253,383	2,392
*	Del Taco Restaurants Inc.	174,479	2,238
*	Deckers Outdoor Corp.	31,962	2,217
*,^ Boot Barn Holdings Inc.		182,618	1,423
	Libbey Inc.	162,326	1,326
*	Global Eagle Entertainment Inc.	274,869	849
			44,540
Consumer Staples (2.5%)
	Pinnacle Foods Inc.	136,390	8,498
	Lamb Weston Holdings Inc.	85,020	3,946
*	HRG Group Inc.	86,020	1,632
*	Central Garden & Pet Co. Class A	44,536	1,288
			15,364
Energy (3.8%)
*	Parsley Energy Inc. Class A	225,870	6,697
*	Callon Petroleum Co.	376,090	4,257
*	RSP Permian Inc.	110,310	3,926
*	Carrizo Oil & Gas Inc.	137,590	3,019
*	PDC Energy Inc.	41,497	2,061
*	QEP Resources Inc.	147,542	1,475
	SM Energy Co.	76,882	1,305
			22,740
Financials (22.0%)
	PacWest Bancorp	284,575	13,281
	MB Financial Inc.	251,080	10,340
	Columbia Banking System Inc.	275,640	10,119
	Starwood Property Trust Inc.	386,610	8,513
	BGC Partners Inc. Class A	668,380	7,880
	Argo Group International Holdings Ltd.	124,103	7,682
	Popular Inc.	197,992	7,365
	Flushing Financial Corp.	248,159	6,894
	Aspen Insurance Holdings Ltd.	134,954	6,856
	First Horizon National Corp.	356,428	6,038
	Washington Federal Inc.	183,970	5,878
	Affiliated Managers Group Inc.	38,110	5,863
	South State Corp.	69,734	5,795
	Navigators Group Inc.	90,461	4,794
	FirstCash Inc.	88,710	4,759
	Renasant Corp.	113,497	4,534
*	First BanCorp	813,260	4,221
	James River Group Holdings Ltd.	105,436	4,180

	Investment Technology Group Inc.	187,104	3,729
*	Texas Capital Bancshares Inc.	38,786	2,847
	WSFS Financial Corp.	37,444	1,651
			133,219
Health Care (5.4%)
*,^ Ligand Pharmaceuticals Inc.		95,640	10,356
*	Merit Medical Systems Inc.	186,024	6,604
*,^ Diplomat Pharmacy Inc.		318,726	5,463
*,^ Myriad Genetics Inc.		173,774	3,536
*	Akorn Inc.	74,560	2,481
*	Impax Laboratories Inc.	146,717	2,237
	Chemed Corp.	9,999	2,046
			32,723
Industrials (17.4%)
	KAR Auction Services Inc.	266,590	11,615
*	Genesee & Wyoming Inc. Class A	153,245	10,037
	BWX Technologies Inc.	205,410	9,983
*	Teledyne Technologies Inc.	52,952	6,964
*	Beacon Roofing Supply Inc.	143,725	6,932
*	Advisory Board Co.	128,305	6,633
	Altra Industrial Motion Corp.	121,133	5,233
*	KLX Inc.	97,604	4,723
	Kaman Corp.	94,990	4,589
	HNI Corp.	96,119	4,135
*	BMC Stock Holdings Inc.	198,153	3,864
*	Wesco Aircraft Holdings Inc.	378,097	3,649
	Interface Inc. Class A	167,144	3,435
	Actuant Corp. Class A	122,760	3,186
	Encore Wire Corp.	74,607	3,085
	EnerSys	40,931	3,031
*	MRC Global Inc.	166,790	3,011
	Briggs & Stratton Corp.	98,226	2,336
*	DXP Enterprises Inc.	63,767	2,285
*	WESCO International Inc.	36,864	2,254
*	Saia Inc.	38,407	1,774
	Brady Corp. Class A	42,488	1,525
	Essendant Inc.	88,124	1,419
			105,698
Information Technology (12.6%)
*	IAC/InterActiveCorp	127,510	13,559
*	ACI Worldwide Inc.	324,650	7,421
	Silicon Motion Technology Corp. ADR	123,630	6,460
	j2 Global Inc.	72,080	6,099
*	Semtech Corp.	147,817	5,647
*	Conduent Inc.	309,185	5,074
*	Integrated Device Technology Inc.	194,272	4,969
*	FormFactor Inc.	281,132	4,133
	Jabil Circuit Inc.	124,082	3,713
*,^ Match Group Inc.		182,280	3,551
*	Veeco Instruments Inc.	99,828	3,140
*	Virtusa Corp.	94,035	2,729
*	Infinera Corp.	226,646	2,203
*	Insight Enterprises Inc.	51,865	2,154
*	Itron Inc.	28,743	1,944
*	ON Semiconductor Corp.	123,664	1,914

Convergys Corp.	56,187	1,366
76,076
Materials (8.7%)
FMC Corp.	140,660	10,602
Silgan Holdings Inc.	277,660	8,832
Valvoline Inc.	354,193	7,923
*	Boise Cascade Co.	172,733	4,655
*	Kraton Corp.	135,702	4,383
Ashland Global Holdings Inc.	50,130	3,336
PH Glatfelter Co.	181,214	3,322
Innophos Holdings Inc.	66,028	2,792
Carpenter Technology Corp.	76,439	2,788
Allegheny Technologies Inc.	162,650	2,510
Eagle Materials Inc.	18,695	1,763
52,906
Real Estate (10.7%)
*	Howard Hughes Corp.	82,050	10,515
New York REIT Inc.	1,110,445	9,539
Medical Properties Trust Inc.	692,650	8,970
Gaming and Leisure Properties Inc.	202,150	7,421
Sunstone Hotel Investors Inc.	388,384	6,063
Mack-Cali Realty Corp.	211,575	5,630
Colony Starwood Homes	147,390	5,095
Cousins Properties Inc.	527,867	4,518
EPR Properties	30,664	2,174
Parkway Inc.	98,027	1,955
Hersha Hospitality Trust Class A	98,315	1,830
National Retail Properties Inc.	36,041	1,383
65,093
Utilities (2.7%)
Portland General Electric Co.	154,644	7,321
MDU Resources Group Inc.	168,260	4,582
Unitil Corp.	94,736	4,507
16,410
Total Common Stocks (Cost $483,518)	564,769

Coupon
Temporary Cash Investments (8.5%)1
Money Market Fund (8.3%)
2,3 Vanguard Market Liquidity Fund	1.040%	500,627	50,073

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.2%)
4	United States Treasury Bill	0.602%	7/20/17	500	499
4	United States Treasury Bill	0.918%	9/14/17	700	698
1,197
Total Temporary Cash Investments (Cost $51,261)	51,270
Total Investments (101.7%) (Cost $534,779)	616,039
Other Assets and Liabilities-Net (-1.7%)[3]	(10,111)
Net Assets (100%)	605,928

*	Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,297,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 95.9% and 5.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $7,695,000 of collateral received for securities on loan.
4 Securities with a value of $1,197,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	564,769	—	—
Temporary Cash Investments	50,073	1,197	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	614,830	1,197	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

Explorer Value Fund

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability) At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2017	237	16,224	(38)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2017, the cost of investment securities for tax purposes was $534,779,000. Net unrealized appreciation of investment securities for tax purposes was $81,260,000, consisting of unrealized gains of $98,748,000 on securities that had risen in value since their purchase and $17,488,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Consumer Discretionary (22.2%)
*	Amazon.com Inc.	119,090	118,449
	Home Depot Inc.	381,099	58,503
	Comcast Corp. Class A	1,365,153	56,913
	Walt Disney Co.	496,789	53,623
	McDonald's Corp.	254,585	38,414
*	Priceline Group Inc.	15,156	28,449
	Starbucks Corp.	436,564	27,770
	Costco Wholesale Corp.	133,432	24,075
	Lowe's Cos. Inc.	274,008	21,584
	NIKE Inc. Class B	406,024	21,515
*	Charter Communications Inc. Class A	61,354	21,201
*	Netflix Inc.	124,740	20,341
	Time Warner Inc.	158,242	15,744
	TJX Cos. Inc.	202,671	15,243
*,^ Tesla Inc.		35,831	12,219
*	eBay Inc.	309,499	10,616
	Marriott International Inc. Class A	74,151	7,982
	Ross Stores Inc.	121,026	7,736
	Yum! Brands Inc.	106,183	7,713
	Newell Brands Inc.	143,541	7,601
	Delphi Automotive plc	83,443	7,341
*	O'Reilly Automotive Inc.	28,896	6,995
	Twenty-First Century Fox Inc. Class A	257,063	6,972
	CBS Corp. Class B	110,353	6,744
	Las Vegas Sands Corp.	110,884	6,557
	Dollar General Corp.	86,917	6,379
	Estee Lauder Cos. Inc. Class A	66,137	6,226
	Omnicom Group Inc.	72,077	6,034
	VF Corp.	103,954	5,593
*	Ulta Beauty Inc.	17,856	5,443
*	AutoZone Inc.	8,976	5,439
*	Dollar Tree Inc.	69,141	5,372
	Expedia Inc.	36,443	5,240
*	Chipotle Mexican Grill Inc. Class A	8,590	4,100
*	Yum China Holdings Inc.	106,248	4,081
	Genuine Parts Co.	42,498	3,936
*	CarMax Inc.	58,777	3,693
	Hasbro Inc.	34,558	3,638
*	Mohawk Industries Inc.	14,889	3,563
	Nielsen Holdings plc	86,131	3,314
*	DISH Network Corp. Class A	51,674	3,295
	Domino's Pizza Inc.	15,223	3,223
	Viacom Inc. Class B	91,668	3,189
	Wyndham Worldwide Corp.	31,481	3,179
	Darden Restaurants Inc.	35,508	3,158
	Hilton Worldwide Holdings Inc.	46,858	3,115
	Twenty-First Century Fox Inc.	115,237	3,100
	Interpublic Group of Cos. Inc.	122,033	3,042
	Fortune Brands Home & Security Inc.	46,704	2,947

*	LKQ Corp.	93,029	2,930
	Harley-Davidson Inc.	55,198	2,926
	Advance Auto Parts Inc.	21,561	2,881
	Wynn Resorts Ltd.	22,191	2,856
^	Sirius XM Holdings Inc.	519,654	2,728
	Lear Corp.	17,538	2,614
	Vail Resorts Inc.	11,844	2,533
*	NVR Inc.	1,062	2,424
	Mattel Inc.	104,196	2,387
	Hanesbrands Inc.	114,988	2,375
	Tractor Supply Co.	40,702	2,245
	Foot Locker Inc.	36,947	2,195
*	Panera Bread Co. Class A	6,832	2,149
	Leggett & Platt Inc.	40,238	2,093
*	WABCO Holdings Inc.	16,134	1,965
	DR Horton Inc.	56,193	1,837
	KAR Auction Services Inc.	42,091	1,834
	Service Corp. International	57,231	1,825
*	Liberty Interactive Corp. QVC Group Class A	72,107	1,692
	Scripps Networks Interactive Inc. Class A	25,132	1,664
	Dunkin' Brands Group Inc.	27,948	1,635
*	Michael Kors Holdings Ltd.	49,074	1,628
*	Discovery Communications Inc.	61,051	1,577
^	Nordstrom Inc.	37,534	1,569
*	ServiceMaster Global Holdings Inc.	41,398	1,565
^	Polaris Industries Inc.	18,418	1,540
	Pool Corp.	12,211	1,455
*	Lululemon Athletica Inc.	29,681	1,433
	Lennar Corp. Class A	27,175	1,394
*	TripAdvisor Inc.	34,676	1,335
	Thor Industries Inc.	14,718	1,332
	Six Flags Entertainment Corp.	21,933	1,324
	Williams-Sonoma Inc.	26,849	1,307
	Cinemark Holdings Inc.	32,190	1,274
	Carter's Inc.	15,240	1,252
	Brunswick Corp.	22,285	1,232
*	Burlington Stores Inc.	12,204	1,194
*	Discovery Communications Inc. Class A	44,655	1,183
	Aramark	31,564	1,176
	Tupperware Brands Corp.	15,441	1,110
	Gentex Corp.	55,631	1,056
*,^ Under Armour Inc. Class A		54,781	1,050
*	Visteon Corp.	10,299	1,033
*	Under Armour Inc.	57,553	1,026
	Cable One Inc.	1,410	1,013
*	Skechers U.S.A. Inc. Class A	39,650	1,012
	Target Corp.	18,086	997
	Signet Jewelers Ltd.	19,262	927
*	AMC Networks Inc. Class A	16,581	878
	Dick's Sporting Goods Inc.	20,927	861
	Toll Brothers Inc.	22,372	826
*	Sally Beauty Holdings Inc.	44,826	808
*	Live Nation Entertainment Inc.	23,080	796
	Coach Inc.	16,057	742
*	Kate Spade & Co.	38,996	718
*	Lions Gate Entertainment Corp. Class B	27,103	685
	L Brands Inc.	13,226	682

* Tempur Sealy International Inc.	14,217	660
PulteGroup Inc.	28,373	643
Brinker International Inc.	15,275	599
Wendy's Co.	33,506	542
* Avis Budget Group Inc.	23,519	538
* Pandora Media Inc.	57,778	514
* Hilton Grand Vacations Inc.	14,292	511
Choice Hotels International Inc.	6,990	454
* Murphy USA Inc.	6,459	439
AMERCO	1,170	432
Whirlpool Corp.	2,283	424
MGM Resorts International	13,232	420
Adient plc	5,926	406
* Urban Outfitters Inc.	20,861	394
* Michaels Cos. Inc.	19,663	380
BorgWarner Inc.	7,944	338
* AutoNation Inc.	7,968	315
* Lions Gate Entertainment Corp. Class A	9,435	256
* Liberty Ventures Class A	4,449	240
* Norwegian Cruise Line Holdings Ltd.	4,546	227
* Fitbit Inc. Class A	32,814	172
* Liberty Expedia Holdings Inc. Class A	2,961	155
Lennar Corp. Class B	3,549	152
Regal Entertainment Group Class A	7,226	150
Coty Inc. Class A	7,785	147
Viacom Inc. Class A	3,811	146
Bed Bath & Beyond Inc.	4,164	143
* Madison Square Garden Co. Class A	585	114
* Cabela's Inc.	2,081	110
CalAtlantic Group Inc.	2,978	107
Gap Inc.	4,681	105
Ralph Lauren Corp. Class A	1,106	75
Tribune Media Co. Class A	1,811	69
* Vista Outdoor Inc.	2,761	58
* Hertz Global Holdings Inc.	4,788	49
Extended Stay America Inc.	2,672	49
* Hyatt Hotels Corp. Class A	617	36
Clear Channel Outdoor Holdings Inc. Class A	7,217	28
		809,974
Consumer Staples (8.1%)
Altria Group Inc.	598,292	45,135
PepsiCo Inc.	384,614	44,950
Coca-Cola Co.	892,356	40,575
CVS Health Corp.	309,707	23,795
Kimberly-Clark Corp.	93,532	12,134
Reynolds American Inc.	155,972	10,489
General Mills Inc.	182,941	10,380
Constellation Brands Inc. Class A	50,551	9,238
Sysco Corp.	160,209	8,741
Kroger Co.	290,330	8,646
* Monster Beverage Corp.	127,600	6,452
Philip Morris International Inc.	50,741	6,079
Dr Pepper Snapple Group Inc.	56,860	5,277
Kellogg Co.	70,003	5,012
Hershey Co.	42,790	4,932
Clorox Co.	33,891	4,600
Walgreens Boots Alliance Inc.	54,245	4,395

	Conagra Brands Inc.	105,503	4,066
	Church & Dwight Co. Inc.	78,376	4,049
	McCormick & Co. Inc.	35,258	3,672
	Colgate-Palmolive Co.	47,491	3,626
	Campbell Soup Co.	56,711	3,269
	Brown-Forman Corp. Class B	52,581	2,732
	Hormel Foods Corp.	71,895	2,418
	Tyson Foods Inc. Class A	41,559	2,383
	Kraft Heinz Co.	23,351	2,153
	Mead Johnson Nutrition Co.	20,421	1,826
	Ingredion Inc.	15,414	1,759
	Lamb Weston Holdings Inc.	35,092	1,629
*,^ Herbalife Ltd.		22,478	1,614
	Casey's General Stores Inc.	11,884	1,383
*	Rite Aid Corp.	313,702	1,070
	Spectrum Brands Holdings Inc.	7,508	1,009
*	Sprouts Farmers Market Inc.	39,696	951
*	Post Holdings Inc.	11,317	909
	Flowers Foods Inc.	48,580	898
	Brown-Forman Corp. Class A	16,508	876
*	Hain Celestial Group Inc.	23,191	810
	Whole Foods Market Inc.	16,292	570
*	Blue Buffalo Pet Products Inc.	17,934	421
*	US Foods Holding Corp.	13,852	415
*	TreeHouse Foods Inc.	5,246	405
	Energizer Holdings Inc.	5,697	305
	Nu Skin Enterprises Inc. Class A	4,681	257
*	Pilgrim's Pride Corp.	2,430	57
			296,362
Energy (0.4%)
	Apache Corp.	79,907	3,736
	ONEOK Inc.	63,774	3,168
	Cabot Oil & Gas Corp.	98,929	2,195
	EOG Resources Inc.	19,058	1,721
	Williams Cos. Inc.	37,968	1,086
*	Southwestern Energy Co.	148,959	903
*	Diamondback Energy Inc.	6,772	628
*	Newfield Exploration Co.	15,582	506
	Devon Energy Corp.	14,230	484
	Cimarex Energy Co.	4,403	474
*	Continental Resources Inc.	11,778	443
	Valvoline Inc.	7,806	175
*	Parsley Energy Inc. Class A	5,759	171
*	Chesapeake Energy Corp.	16,703	84
*	Extraction Oil & Gas Inc.	2,100	30
			15,804
Financial Services (9.9%)
	Visa Inc. Class A	583,440	55,561
	Mastercard Inc. Class A	295,130	36,266
*	PayPal Holdings Inc.	346,468	18,089
	American Tower Corporation	129,092	16,936
	Simon Property Group Inc.	85,574	13,200
	Marsh & McLennan Cos. Inc.	159,757	12,391
	S&P Global Inc.	80,872	11,549
	Charles Schwab Corp.	283,948	11,003
	Aon plc	80,269	10,508

Equinix Inc.	23,064	10,171
Crown Castle International Corp.	97,197	9,880
Public Storage	45,083	9,709
* Fiserv Inc.	67,654	8,476
Moody's Corp.	46,170	5,469
Intercontinental Exchange Inc.	86,100	5,182
Equifax Inc.	36,120	4,941
Fidelity National Information Services Inc.	56,461	4,848
Global Payments Inc.	46,741	4,282
Alliance Data Systems Corp.	16,816	4,055
* FleetCor Technologies Inc.	27,941	4,032
Digital Realty Trust Inc.	34,009	4,019
T. Rowe Price Group Inc.	56,587	3,986
First Republic Bank	37,436	3,448
* SBA Communications Corp. Class A	24,170	3,340
* CBRE Group Inc. Class A	91,450	3,190
Total System Services Inc.	50,593	3,013
* Vantiv Inc. Class A	47,289	2,966
Western Union Co.	150,297	2,859
Extra Space Storage Inc.	36,823	2,853
Iron Mountain Inc.	79,546	2,778
Broadridge Financial Solutions Inc.	35,855	2,721
MSCI Inc. Class A	26,567	2,703
CBOE Holdings Inc.	31,284	2,702
Federal Realty Investment Trust	21,647	2,657
Jack Henry & Associates Inc.	24,110	2,561
TD Ameritrade Holding Corp.	67,597	2,525
Affiliated Managers Group Inc.	15,046	2,315
Discover Financial Services	39,105	2,295
Citizens Financial Group Inc.	66,804	2,278
Ventas Inc.	32,606	2,168
Essex Property Trust Inc.	8,350	2,145
MarketAxess Holdings Inc.	11,180	2,131
Arthur J Gallagher & Co.	36,527	2,072
FactSet Research Systems Inc.	12,146	2,012
* SVB Financial Group	11,710	1,997
Equity LifeStyle Properties Inc.	23,519	1,985
SEI Investments Co.	38,953	1,951
Gaming and Leisure Properties Inc.	48,681	1,787
Lamar Advertising Co. Class A	25,091	1,757
Ameriprise Financial Inc.	13,596	1,642
* First Data Corp. Class A	94,620	1,621
Eaton Vance Corp.	33,267	1,549
* Signature Bank	9,456	1,352
* Euronet Worldwide Inc.	15,267	1,332
* WEX Inc.	11,773	1,203
CyrusOne Inc.	20,715	1,165
XL Group Ltd.	26,430	1,155
Lincoln National Corp.	15,685	1,019
Boston Properties Inc.	7,990	969
Healthcare Trust of America Inc. Class A	30,832	946
CubeSmart	37,138	927
* Zillow Group Inc.	20,239	881
Park Hotels & Resorts Inc.	32,652	840
Colony NorthStar Inc. Class A	55,636	786
Federated Investors Inc. Class B	28,650	761
* Western Alliance Bancorp	16,024	733

Progressive Corp.	17,126	727
* TransUnion	16,221	709
Life Storage Inc.	9,231	691
Invesco Ltd.	21,445	680
Tanger Factory Outlet Centers Inc.	25,674	669
Omega Healthcare Investors Inc.	21,262	666
* CoreLogic Inc.	15,001	649
Erie Indemnity Co. Class A	5,456	643
Taubman Centers Inc.	9,121	558
* Credit Acceptance Corp.	2,538	546
* Zillow Group Inc. Class A	12,266	538
Empire State Realty Trust Inc.	22,683	472
Dun & Bradstreet Corp.	4,459	467
Morningstar Inc.	5,436	398
* Square Inc.	15,928	366
Artisan Partners Asset Management Inc. Class A	12,712	360
Regency Centers Corp.	5,673	345
Alexandria Real Estate Equities Inc.	2,777	324
Lazard Ltd. Class A	5,337	237
Senior Housing Properties Trust	8,667	183
Outfront Media Inc.	7,179	164
LPL Financial Holdings Inc.	3,511	137
Invitation Homes Inc.	5,507	118
* Donnelley Financial Solutions Inc.	4,946	113
Brown & Brown Inc.	2,018	88
Care Capital Properties Inc.	2,873	75
Interactive Brokers Group Inc.	2,001	70
AmTrust Financial Services Inc.	2,148	28
First Hawaiian Inc.	671	18
		361,682
Health Care (15.3%)
UnitedHealth Group Inc.	289,317	50,683
Amgen Inc.	229,986	35,703
AbbVie Inc.	495,518	32,714
Bristol-Myers Squibb Co.	511,567	27,599
* Celgene Corp.	235,317	26,923
Gilead Sciences Inc.	405,776	26,331
Eli Lilly & Co.	298,688	23,767
Johnson & Johnson	145,337	18,639
* Biogen Inc.	67,027	16,607
Stryker Corp.	103,012	14,727
Allergan plc	60,528	13,543
Becton Dickinson and Co.	64,175	12,144
* Boston Scientific Corp.	411,367	11,119
* Regeneron Pharmaceuticals Inc.	23,722	10,890
McKesson Corp.	64,927	10,589
* Intuitive Surgical Inc.	11,527	10,544
Humana Inc.	42,818	9,945
* Express Scripts Holding Co.	161,935	9,676
Thermo Fisher Scientific Inc.	54,524	9,421
* Vertex Pharmaceuticals Inc.	75,135	9,287
Zoetis Inc.	139,056	8,660
* Illumina Inc.	44,602	7,911
* Edwards Lifesciences Corp.	64,369	7,407
CR Bard Inc.	22,523	6,924
Cardinal Health Inc.	92,235	6,852
* Alexion Pharmaceuticals Inc.	66,300	6,499

*	Incyte Corp.	49,642	6,420
*	Cerner Corp.	89,783	5,867
*	HCA Healthcare Inc.	63,438	5,196
	Aetna Inc.	33,381	4,836
	AmerisourceBergen Corp. Class A	50,262	4,613
*	Henry Schein Inc.	24,988	4,597
*	BioMarin Pharmaceutical Inc.	52,395	4,592
*	IDEXX Laboratories Inc.	26,993	4,545
	Pfizer Inc.	129,694	4,235
	Cigna Corp.	25,969	4,187
	Danaher Corp.	48,946	4,157
	Anthem Inc.	21,853	3,985
*	Hologic Inc.	85,293	3,694
	Zimmer Biomet Holdings Inc.	29,837	3,557
*	Align Technology Inc.	22,047	3,201
	ResMed Inc.	42,425	3,016
*	Quintiles IMS Holdings Inc.	34,065	2,945
*	Varian Medical Systems Inc.	29,027	2,874
*	Centene Corp.	37,461	2,721
*	Alkermes plc	45,966	2,655
	Cooper Cos. Inc.	11,285	2,469
	Abbott Laboratories	51,180	2,337
*	VCA Inc.	23,697	2,183
*	WellCare Health Plans Inc.	12,452	2,139
	West Pharmaceutical Services Inc.	21,979	2,132
*	Laboratory Corp. of America Holdings	13,980	1,943
*	Seattle Genetics Inc.	29,376	1,880
*	Veeva Systems Inc. Class A	29,403	1,868
*	Bioverativ Inc.	33,267	1,833
*	Mylan NV	44,307	1,727
*	Ionis Pharmaceuticals Inc.	36,490	1,671
*	DexCom Inc.	24,996	1,671
*	ABIOMED Inc.	12,147	1,669
*	athenahealth Inc.	11,934	1,599
	Agilent Technologies Inc.	25,926	1,564
	Hill-Rom Holdings Inc.	18,602	1,439
*	Envision Healthcare Corp.	25,059	1,368
*	Charles River Laboratories International Inc.	14,322	1,318
*	Alnylam Pharmaceuticals Inc.	19,868	1,301
*	DaVita Inc.	18,836	1,248
	Bio-Techne Corp.	11,118	1,246
*	Neurocrine Biosciences Inc.	26,526	1,153
	Patterson Cos. Inc.	25,529	1,127
*	MEDNAX Inc.	19,568	1,063
	Baxter International Inc.	16,885	1,001
	Bruker Corp.	31,930	869
*	Akorn Inc.	25,390	845
*	ACADIA Pharmaceuticals Inc.	28,818	741
	Universal Health Services Inc. Class B	6,433	731
*,^ Intercept Pharmaceuticals Inc.		5,009	561
*,^ OPKO Health Inc.		90,901	558
*	Agios Pharmaceuticals Inc.	10,867	507
	Teleflex Inc.	2,490	498
	PerkinElmer Inc.	7,134	450
*	United Therapeutics Corp.	3,676	444
*	Varex Imaging Corp.	11,879	408
*	Tenet Healthcare Corp.	24,089	398

*	Juno Therapeutics Inc.	17,048	396
*,^ Intrexon Corp.		16,888	360
*	Acadia Healthcare Co. Inc.	7,643	316
*	Alere Inc.	4,926	239
*	Patheon NV	5,560	193
*	Premier Inc. Class A	4,336	150
*	VWR Corp.	1,226	41
			556,651
Materials & Processing (3.9%)
	EI du Pont de Nemours & Co.	267,575	21,117
	Ecolab Inc.	79,795	10,600
	Praxair Inc.	76,787	10,158
	Monsanto Co.	86,483	10,155
	PPG Industries Inc.	81,292	8,646
	Sherwin-Williams Co.	24,558	8,148
	Air Products & Chemicals Inc.	52,270	7,530
	Vulcan Materials Co.	37,643	4,692
	Ball Corp.	104,214	4,262
	Martin Marietta Materials Inc.	17,688	3,964
	Fastenal Co.	87,934	3,796
	LyondellBasell Industries NV Class A	44,271	3,565
	Ingersoll-Rand plc	39,570	3,545
	International Flavors & Fragrances Inc.	24,308	3,352
	Packaging Corp. of America	28,398	2,901
	Valspar Corp.	23,954	2,707
	Sealed Air Corp.	59,788	2,656
	FMC Corp.	32,934	2,482
	Masco Corp.	65,809	2,451
*	Crown Holdings Inc.	41,137	2,375
*	Berry Global Group Inc.	38,488	2,232
	Acuity Brands Inc.	13,268	2,162
	RPM International Inc.	39,785	2,158
	Lennox International Inc.	11,504	2,037
*	Axalta Coating Systems Ltd.	50,329	1,575
	Hexcel Corp.	28,287	1,455
	Eagle Materials Inc.	14,164	1,336
*	Owens-Illinois Inc.	49,504	1,117
	Watsco Inc.	7,876	1,111
*	Freeport-McMoRan Inc.	96,317	1,107
	Scotts Miracle-Gro Co.	12,653	1,096
	NewMarket Corp.	2,087	971
	Graphic Packaging Holding Co.	67,572	913
	WR Grace & Co.	11,758	843
	Versum Materials Inc.	26,170	812
	Valmont Industries Inc.	5,381	788
	Silgan Holdings Inc.	22,636	720
	AptarGroup Inc.	4,827	410
^	Southern Copper Corp.	11,240	393
	Steel Dynamics Inc.	10,792	367
	Celanese Corp. Class A	3,794	328
*	AdvanSix Inc.	9,511	274
	Bemis Co. Inc.	4,064	181
	Royal Gold Inc.	1,163	94
			143,582
Producer Durables (11.3%)
	3M Co.	180,197	36,845

Boeing Co.	182,518	34,246
Honeywell International Inc.	232,913	30,975
Accenture plc Class A	191,013	23,775
United Parcel Service Inc. Class B	211,725	22,437
Lockheed Martin Corp.	77,797	21,871
FedEx Corp.	76,579	14,844
Automatic Data Processing Inc.	139,661	14,297
General Electric Co.	518,297	14,191
Northrop Grumman Corp.	50,981	13,215
Illinois Tool Works Inc.	90,558	12,789
Southwest Airlines Co.	185,197	11,128
Delta Air Lines Inc.	173,866	8,542
Waste Management Inc.	111,933	8,161
General Dynamics Corp.	31,012	6,303
Paychex Inc.	98,479	5,833
Raytheon Co.	34,662	5,685
Rockwell Collins Inc.	49,322	5,379
Rockwell Automation Inc.	31,418	4,987
* Mettler-Toledo International Inc.	8,028	4,679
Union Pacific Corp.	40,538	4,471
* Waters Corp.	23,439	4,210
TransDigm Group Inc.	15,289	4,099
* Verisk Analytics Inc. Class A	46,651	3,774
Roper Technologies Inc.	15,537	3,530
Cintas Corp.	27,084	3,409
CH Robinson Worldwide Inc.	43,356	2,905
Deere & Co.	23,710	2,904
WW Grainger Inc.	16,842	2,902
Alaska Air Group Inc.	29,977	2,609
* CoStar Group Inc.	9,704	2,538
Johnson Controls International plc	60,058	2,508
* United Rentals Inc.	22,990	2,500
* HD Supply Holdings Inc.	61,366	2,476
AO Smith Corp.	44,230	2,427
IDEX Corp.	21,614	2,344
Huntington Ingalls Industries Inc.	11,838	2,318
Allegion plc	29,374	2,310
JB Hunt Transport Services Inc.	26,947	2,301
Toro Co.	32,578	2,231
* Middleby Corp.	17,261	2,216
* Trimble Inc.	60,714	2,188
Avery Dennison Corp.	25,597	2,157
Wabtec Corp.	26,239	2,145
Snap-on Inc.	12,950	2,093
Expeditors International of Washington Inc.	38,851	2,074
Nordson Corp.	17,306	2,005
* Stericycle Inc.	23,646	1,934
Emerson Electric Co.	32,284	1,909
* Copart Inc.	59,707	1,862
Graco Inc.	16,885	1,855
Robert Half International Inc.	38,649	1,797
Donaldson Co. Inc.	35,742	1,714
Fortive Corp.	24,347	1,520
Xylem Inc.	28,220	1,471
BWX Technologies Inc.	28,540	1,387
* Zebra Technologies Corp.	12,805	1,336
Booz Allen Hamilton Holding Corp. Class A	32,772	1,293

Rollins Inc.	29,481	1,270
Hubbell Inc. Class B	10,684	1,238
Textron Inc.	25,601	1,224
Genpact Ltd.	43,607	1,191
Flowserve Corp.	24,092	1,168
Old Dominion Freight Line Inc.	12,692	1,134
Landstar System Inc.	12,760	1,066
Lincoln Electric Holdings Inc.	11,789	1,054
Spirit AeroSystems Holdings Inc. Class A	19,197	1,046
HEICO Corp. Class A	15,198	952
National Instruments Corp.	24,706	943
Pitney Bowes Inc.	57,941	862
AMETEK Inc.	12,890	787
Stanley Black & Decker Inc.	5,537	762
Carlisle Cos. Inc.	5,747	582
PACCAR Inc.	9,199	579
HEICO Corp.	7,478	555
Air Lease Corp. Class A	14,330	529
^ Covanta Holding Corp.	34,924	515
MSC Industrial Direct Co. Inc. Class A	5,610	471
* Quanta Services Inc.	11,986	367
* Welbilt Inc.	17,148	332
RR Donnelley & Sons Co.	14,771	176
* JetBlue Airways Corp.	7,586	170
LSC Communications Inc.	4,958	105
* Clean Harbors Inc.	1,402	82
* Herc Holdings Inc.	1,318	50
		411,114
Technology (27.7%)
Apple Inc.	1,537,190	234,821
Microsoft Corp.	2,319,209	161,974
* Facebook Inc. Class A	687,126	104,072
* Alphabet Inc. Class A	90,033	88,871
* Alphabet Inc. Class C	90,704	87,517
International Business Machines Corp.	184,874	28,217
Broadcom Ltd.	115,452	27,648
Texas Instruments Inc.	307,983	25,406
NVIDIA Corp.	155,536	22,452
* Adobe Systems Inc.	149,254	21,173
* salesforce.com Inc.	196,086	17,577
Cognizant Technology Solutions Corp. Class A	184,960	12,376
Applied Materials Inc.	237,648	10,903
Intuit Inc.	74,562	10,486
* Electronic Arts Inc.	88,741	10,057
Activision Blizzard Inc.	170,846	10,008
Amphenol Corp. Class A	91,529	6,828
Lam Research Corp.	38,878	6,033
* Autodesk Inc.	52,840	5,906
Skyworks Solutions Inc.	53,134	5,655
Microchip Technology Inc.	64,500	5,373
QUALCOMM Inc.	93,002	5,326
* ServiceNow Inc.	48,103	5,034
KLA-Tencor Corp.	47,710	4,962
* Red Hat Inc.	55,122	4,937
Intel Corp.	130,246	4,703
Maxim Integrated Products Inc.	86,211	4,121
Oracle Corp.	88,709	4,026

* Citrix Systems Inc.	47,242	3,899
* Workday Inc. Class A	35,479	3,547
* Gartner Inc.	26,642	3,186
* Palo Alto Networks Inc.	26,470	3,139
* Twitter Inc.	170,209	3,118
CDW Corp.	49,561	2,983
* Cadence Design Systems Inc.	84,656	2,975
CDK Global Inc.	44,805	2,754
* F5 Networks Inc.	20,389	2,612
* VeriSign Inc.	27,305	2,462
* Splunk Inc.	39,748	2,434
Cognex Corp.	24,710	2,261
* Akamai Technologies Inc.	46,826	2,208
* Ultimate Software Group Inc.	8,347	1,843
* IAC/InterActiveCorp	16,842	1,791
SS&C Technologies Holdings Inc.	47,389	1,781
* Arista Networks Inc.	11,866	1,749
* Fortinet Inc.	44,317	1,743
* Tyler Technologies Inc.	10,100	1,726
Xilinx Inc.	24,446	1,631
CSRA Inc.	50,084	1,511
* Guidewire Software Inc.	21,932	1,457
* CommScope Holding Co. Inc.	39,153	1,448
* NCR Corp.	37,497	1,445
Sabre Corp.	63,486	1,424
* IPG Photonics Corp.	9,098	1,265
DST Systems Inc.	9,377	1,133
Leidos Holdings Inc.	20,250	1,125
* Teradata Corp.	39,740	1,083
* Tableau Software Inc. Class A	16,739	1,038
* Manhattan Associates Inc.	21,938	1,028
* Nuance Communications Inc.	51,450	952
* ANSYS Inc.	6,973	881
* PTC Inc.	15,224	877
Symantec Corp.	26,835	813
* VMware Inc. Class A	7,856	763
Analog Devices Inc.	7,991	685
* VeriFone Systems Inc.	33,190	607
* GoDaddy Inc. Class A	14,047	578
* Dell Technologies Inc. Class V	7,001	486
Motorola Solutions Inc.	5,634	471
* Yelp Inc. Class A	16,066	449
* ARRIS International plc	13,212	370
* Groupon Inc. Class A	113,145	341
* Synopsys Inc.	4,328	324
* Qorvo Inc.	3,835	299
* Black Knight Financial Services Inc. Class A	7,358	293
* Atlassian Corp. plc Class A	7,964	285
* Cree Inc.	11,157	266
* Inovalon Holdings Inc. Class A	17,398	237
* ON Semiconductor Corp.	12,775	198
* Match Group Inc.	9,212	179
* FireEye Inc.	10,875	163
* Twilio Inc. Class A	4,989	121
* Nutanix Inc.	3,599	67
* CommerceHub Inc. Class A	2,733	46

*	CommerceHub Inc.			11	—
					1,011,012
Utilities (1.0%)
	Verizon Communications Inc.			624,496	29,126
*	T-Mobile US Inc.			53,747	3,624
*	Zayo Group Holdings Inc.			49,914	1,605
	Dominion Energy Inc.			11,811	954
					35,309
Total Common Stocks (Cost $2,812,783)					3,641,490
		Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund		1.040%		163,111	16,314

			Maturity
			Date
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	0.918%	9/14/17	200	200
4	United States Treasury Bill	0.949%	10/19/17	200	199
					399
Total Temporary Cash Investments (Cost $16,712)					16,713
Total Investments (100.3%) (Cost $2,829,495)					3,658,203
Other Assets and Liabilities-Net (-0.3%)3					(9,242)
Net Assets (100%)					3,648,961

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,421,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $9,882,000 of collateral received for securities on loan.
4 Securities with a value of $399,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Russell 1000 Growth Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,641,490	—	—
Temporary Cash Investments	16,314	399	—
Futures Contracts—Assets[1]	2	—	—
Total	3,657,806	399	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	80	9,644	150

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2017, the cost of investment securities for tax purposes was $2,829,495,000. Net unrealized appreciation of investment securities for tax purposes was $828,708,000, consisting of

Russell 1000 Growth Index Fund

unrealized gains of $897,539,000 on securities that had risen in value since their purchase and $68,831,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Value Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)1
Consumer Discretionary (5.7%)
Wal-Mart Stores Inc.	352,662	27,719
General Motors Co.	326,852	11,090
Ford Motor Co.	904,987	10,063
Target Corp.	115,058	6,345
Time Warner Inc.	63,027	6,271
Carnival Corp.	94,915	6,081
Royal Caribbean Cruises Ltd.	39,152	4,314
Best Buy Co. Inc.	64,587	3,836
Comcast Corp. Class A	84,361	3,517
MGM Resorts International	100,247	3,180
Whirlpool Corp.	15,612	2,897
Coach Inc.	52,518	2,427
L Brands Inc.	46,198	2,384
Tiffany & Co.	25,509	2,218
PVH Corp.	18,804	1,992
* Liberty Broadband Corp.	22,340	1,992
Marriott International Inc. Class A	18,407	1,982
Coty Inc. Class A	100,331	1,900
BorgWarner Inc.	44,452	1,890
Goodyear Tire & Rubber Co.	58,565	1,887
* Liberty Media Corp-Liberty SiriusXM Class C	42,175	1,757
Macy's Inc.	71,813	1,688
* Norwegian Cruise Line Holdings Ltd.	33,614	1,680
Twenty-First Century Fox Inc. Class A	56,910	1,543
Kohl's Corp.	39,995	1,537
News Corp. Class A	108,045	1,446
Staples Inc.	149,196	1,355
Garmin Ltd.	25,974	1,352
H&R Block Inc.	48,406	1,285
TEGNA Inc.	50,509	1,199
Aramark	31,755	1,183
PulteGroup Inc.	51,474	1,167
Adient plc	16,797	1,151
DR Horton Inc.	35,076	1,147
Gap Inc.	48,238	1,085
Lennar Corp. Class A	20,351	1,044
Bed Bath & Beyond Inc.	29,074	1,000
* Liberty Interactive Corp. QVC Group Class A	42,403	995
* Liberty Media Corp-Liberty SiriusXM Class A	21,705	904
Ralph Lauren Corp. Class A	12,194	827
CST Brands Inc.	17,094	826
* Liberty Ventures Class A	15,240	821
* Madison Square Garden Co. Class A	4,041	790
* DISH Network Corp. Class A	11,618	741
* Mohawk Industries Inc.	2,976	712
Toll Brothers Inc.	19,237	710
Nielsen Holdings plc	18,341	706
Twenty-First Century Fox Inc.	26,024	700
* Liberty Broadband Corp. Class A	7,781	687

*	Burlington Stores Inc.	6,938	679
	Tribune Media Co. Class A	15,599	596
	Graham Holdings Co. Class B	994	595
*	Tesla Inc.	1,649	562
	CalAtlantic Group Inc.	14,934	538
	GameStop Corp. Class A	24,248	537
*	Cabela's Inc.	10,148	536
	John Wiley & Sons Inc. Class A	10,245	519
*	Liberty Expedia Holdings Inc. Class A	9,884	516
*	Live Nation Entertainment Inc.	13,241	457
	Gentex Corp.	22,921	435
	Lear Corp.	2,848	424
*	Hyatt Hotels Corp. Class A	7,304	421
	International Game Technology plc	22,220	394
	Penske Automotive Group Inc.	8,912	377
*	AutoNation Inc.	8,931	353
	Hilton Worldwide Holdings Inc.	5,088	338
	Viacom Inc. Class B	9,715	338
*,^ JC Penney Co. Inc.		71,277	335
	Wendy's Co.	18,937	306
	Regal Entertainment Group Class A	12,827	267
	Extended Stay America Inc.	14,258	260
*	Vista Outdoor Inc.	11,089	233
*	Murphy USA Inc.	3,241	221
	Brunswick Corp.	3,965	219
	Wynn Resorts Ltd.	1,643	211
	Foot Locker Inc.	3,415	203
	AMERCO	536	198
	Dillard's Inc. Class A	3,825	197
	Dick's Sporting Goods Inc.	4,754	196
	Genuine Parts Co.	1,881	174
	Choice Hotels International Inc.	2,315	150
*	Hertz Global Holdings Inc.	13,232	135
	News Corp. Class B	9,347	128
*	Lions Gate Entertainment Corp. Class B	4,459	113
*	Lions Gate Entertainment Corp. Class A	3,569	97
*	Urban Outfitters Inc.	4,727	89
*	Discovery Communications Inc.	3,333	86
*	Michaels Cos. Inc.	4,314	83
*	Pandora Media Inc.	8,231	73
	Signet Jewelers Ltd.	1,413	68
*	Discovery Communications Inc. Class A	2,556	68
*	Hilton Grand Vacations Inc.	1,267	45
*	Fitbit Inc. Class A	5,001	26
	Lennar Corp. Class B	502	22
	Clear Channel Outdoor Holdings Inc. Class A	4,640	18
			148,859
Consumer Staples (7.6%)
	Procter & Gamble Co.	596,678	52,561
	Philip Morris International Inc.	322,594	38,647
	Mondelez International Inc. Class A	348,164	16,221
	Walgreens Boots Alliance Inc.	159,018	12,884
	Colgate-Palmolive Co.	166,223	12,693
	Kraft Heinz Co.	121,284	11,182
	Coca-Cola Co.	228,357	10,383
	Archer-Daniels-Midland Co.	134,085	5,575
	PepsiCo Inc.	43,645	5,101

Reynolds American Inc.	73,852	4,967
Molson Coors Brewing Co. Class B	40,002	3,792
JM Smucker Co.	26,884	3,437
Bunge Ltd.	32,319	2,585
Mead Johnson Nutrition Co.	27,823	2,488
Whole Foods Market Inc.	61,584	2,155
Tyson Foods Inc. Class A	36,035	2,066
Pinnacle Foods Inc.	26,923	1,678
Kimberly-Clark Corp.	12,370	1,605
CVS Health Corp.	14,281	1,097
* Edgewell Personal Care Co.	13,609	995
Conagra Brands Inc.	21,358	823
* TreeHouse Foods Inc.	8,784	678
Clorox Co.	4,510	612
Ingredion Inc.	4,905	560
Energizer Holdings Inc.	9,717	521
* Post Holdings Inc.	6,415	515
Nu Skin Enterprises Inc. Class A	8,636	474
Lamb Weston Holdings Inc.	7,064	328
Kellogg Co.	4,284	307
* Pilgrim's Pride Corp.	11,607	270
Hormel Foods Corp.	7,821	263
* Hain Celestial Group Inc.	5,970	209
Brown-Forman Corp. Class A	1,725	91
Brown-Forman Corp. Class B	1,720	89
Flowers Foods Inc.	3,219	59
		197,911
Energy (11.5%)
Exxon Mobil Corp.	972,071	78,252
Chevron Corp.	438,131	45,338
Schlumberger Ltd.	324,206	22,561
ConocoPhillips	288,595	12,897
Occidental Petroleum Corp.	177,220	10,444
EOG Resources Inc.	113,848	10,282
Halliburton Co.	199,672	9,023
Kinder Morgan Inc	448,576	8,415
Phillips 66	105,071	7,997
Valero Energy Corp.	109,469	6,729
Anadarko Petroleum Corp.	130,419	6,590
Marathon Petroleum Corp.	122,504	6,375
Pioneer Natural Resources Co.	37,943	6,331
Baker Hughes Inc.	102,089	5,630
* Concho Resources Inc.	32,813	4,160
Williams Cos. Inc.	145,433	4,159
Devon Energy Corp.	110,937	3,770
Hess Corp.	65,632	3,012
Noble Energy Inc.	103,042	2,956
National Oilwell Varco Inc.	87,926	2,873
Marathon Oil Corp.	197,503	2,571
Tesoro Corp.	27,708	2,306
* Cheniere Energy Inc.	46,387	2,260
EQT Corp.	39,990	2,210
Cimarex Energy Co.	18,356	1,974
Targa Resources Corp.	41,233	1,894
* Diamondback Energy Inc.	15,742	1,460
* Parsley Energy Inc. Class A	47,274	1,402
* Energen Corp.	22,569	1,287

	Apache Corp.	27,492	1,285
^	Helmerich & Payne Inc.	22,541	1,187
*	Newfield Exploration Co.	34,368	1,116
	Range Resources Corp.	47,766	1,101
*	Weatherford International plc	227,762	1,093
*	WPX Energy Inc.	89,548	969
	Valvoline Inc.	41,750	934
	Murphy Oil Corp.	38,204	933
	HollyFrontier Corp.	37,843	904
*	Antero Resources Corp.	41,869	861
	Patterson-UTI Energy Inc.	37,880	808
*	CONSOL Energy Inc.	52,373	760
*	Transocean Ltd.	80,712	734
*	Rice Energy Inc.	35,484	710
	Cabot Oil & Gas Corp.	31,192	692
*	First Solar Inc.	17,526	675
*	Chesapeake Energy Corp.	128,561	650
	Nabors Industries Ltd.	64,571	568
	World Fuel Services Corp.	16,041	567
*	QEP Resources Inc.	55,953	560
	Oceaneering International Inc.	22,541	550
*	Gulfport Energy Corp.	37,329	536
	PBF Energy Inc. Class A	25,660	496
	Ensco plc Class A	69,707	435
*	Dril-Quip Inc.	8,541	424
*	Continental Resources Inc.	11,090	417
*	Laredo Petroleum Inc.	33,433	393
	SM Energy Co.	22,386	380
*	Superior Energy Services Inc.	35,555	369
*	Rowan Cos. plc Class A	29,369	354
*	Whiting Petroleum Corp.	46,287	327
^	RPC Inc.	14,367	270
	Noble Corp. plc	56,645	229
*	Kosmos Energy Ltd.	36,962	222
*	Diamond Offshore Drilling Inc.	14,657	169
*	Extraction Oil & Gas Inc.	8,571	122
*,^ SunPower Corp. Class A		11,839	93
^	Frank's International NV	9,738	73
			298,124
Financial Services (30.7%)
*	Berkshire Hathaway Inc. Class B	441,056	72,898
	JPMorgan Chase & Co.	848,666	69,718
	Wells Fargo & Co.	1,065,314	54,480
	Bank of America Corp.	2,395,860	53,691
	Citigroup Inc.	646,294	39,127
	US Bancorp	378,016	19,237
	Goldman Sachs Group Inc.	89,859	18,984
	Chubb Ltd.	107,524	15,396
	American International Group Inc.	237,052	15,084
	Morgan Stanley	332,366	13,873
	PNC Financial Services Group Inc.	116,149	13,787
	American Express Co.	178,211	13,712
	BlackRock Inc.	29,093	11,906
	Bank of New York Mellon Corp.	243,614	11,479
	MetLife Inc.	216,578	10,957
	Prudential Financial Inc.	103,102	10,810
	CME Group Inc.	78,575	9,216

Capital One Financial Corp.	113,859	8,758
Travelers Cos. Inc.	67,768	8,461
BB&T Corp.	189,182	7,879
Allstate Corp.	87,058	7,517
State Street Corp.	91,964	7,491
Aflac Inc.	93,583	7,054
Prologis Inc.	121,310	6,738
SunTrust Banks Inc.	116,761	6,232
AvalonBay Communities Inc.	31,879	6,097
Welltower Inc.	83,191	6,035
Weyerhaeuser Co.	173,008	5,702
M&T Bank Corp.	34,787	5,443
Equity Residential	82,804	5,390
Synchrony Financial	197,567	5,305
Progressive Corp.	122,440	5,195
KeyCorp	250,980	4,385
Intercontinental Exchange Inc.	71,323	4,293
Hartford Financial Services Group Inc.	85,642	4,230
Fifth Third Bancorp	178,026	4,226
Northern Trust Corp.	48,305	4,224
Regions Financial Corp.	295,820	4,094
Principal Financial Group Inc.	62,529	3,934
Vornado Realty Trust	40,015	3,689
Discover Financial Services	62,627	3,676
Boston Properties Inc.	29,692	3,602
Ventas Inc.	53,943	3,587
Franklin Resources Inc.	84,156	3,517
Realty Income Corp.	63,072	3,465
HCP Inc.	108,932	3,414
Huntington Bancshares Inc.	250,190	3,137
* Markel Corp.	3,174	3,102
Host Hotels & Resorts Inc.	171,692	3,089
Loews Corp.	65,019	3,066
Thomson Reuters Corp.	69,779	3,047
GGP Inc.	134,002	2,986
Ameriprise Financial Inc.	23,827	2,878
Annaly Capital Management Inc.	234,841	2,813
Comerica Inc.	40,798	2,797
Fidelity National Information Services Inc.	32,533	2,794
Mid-America Apartment Communities Inc.	26,206	2,671
Lincoln National Corp.	40,659	2,642
FNF Group	61,131	2,605
* Arch Capital Group Ltd.	26,718	2,598
Invesco Ltd.	79,785	2,529
Unum Group	55,484	2,496
Everest Re Group Ltd.	9,725	2,476
Citizens Financial Group Inc.	72,501	2,472
Cincinnati Financial Corp.	34,761	2,436
UDR Inc.	61,657	2,381
Duke Realty Corp.	80,656	2,312
SL Green Realty Corp.	22,749	2,298
Essex Property Trust Inc.	8,834	2,270
* E*TRADE Financial Corp.	64,991	2,249
Charles Schwab Corp.	55,904	2,166
Alexandria Real Estate Equities Inc.	18,450	2,153
Raymond James Financial Inc.	29,471	2,130
Torchmark Corp.	27,896	2,106

^ CIT Group Inc.	46,086	2,076
* Alleghany Corp.	3,476	2,042
Ally Financial Inc.	105,428	1,955
Macerich Co.	33,322	1,913
Zions Bancorporation	47,158	1,890
Leucadia National Corp.	77,132	1,881
VEREIT Inc.	225,051	1,861
Reinsurance Group of America Inc. Class A	14,899	1,855
East West Bancorp Inc.	33,600	1,839
Regency Centers Corp.	29,416	1,790
XL Group Ltd.	40,892	1,787
Nasdaq Inc.	25,949	1,755
Camden Property Trust	19,830	1,652
Kimco Realty Corp.	93,784	1,645
Kilroy Realty Corp.	22,423	1,642
American Financial Group Inc.	15,998	1,597
AGNC Investment Corp.	76,820	1,597
WP Carey Inc.	24,011	1,566
Apartment Investment & Management Co.	36,281	1,557
WR Berkley Corp.	22,330	1,541
Voya Financial Inc.	44,382	1,517
American Campus Communities Inc.	30,580	1,451
* SBA Communications Corp. Class A	10,447	1,444
New York Community Bancorp Inc.	110,269	1,425
Liberty Property Trust	34,244	1,407
Sun Communities Inc.	15,582	1,342
RenaissanceRe Holdings Ltd.	9,388	1,341
Digital Realty Trust Inc.	11,051	1,306
Assurant Inc.	13,305	1,304
Axis Capital Holdings Ltd.	19,710	1,293
PacWest Bancorp	27,669	1,291
People's United Financial Inc.	77,232	1,280
Starwood Property Trust Inc.	58,058	1,278
National Retail Properties Inc.	33,141	1,272
Douglas Emmett Inc.	33,018	1,253
Jones Lang LaSalle Inc.	10,462	1,208
Synovus Financial Corp.	29,520	1,207
Forest City Realty Trust Inc. Class A	52,927	1,205
Colony NorthStar Inc. Class A	83,009	1,173
Cullen/Frost Bankers Inc.	12,364	1,133
Lazard Ltd. Class A	25,393	1,130
DCT Industrial Trust Inc.	21,361	1,126
Assured Guaranty Ltd.	28,798	1,125
Highwoods Properties Inc.	22,282	1,123
Commerce Bancshares Inc.	20,814	1,114
Brown & Brown Inc.	25,450	1,105
Old Republic International Corp.	55,834	1,104
Hospitality Properties Trust	37,499	1,084
* Howard Hughes Corp.	8,454	1,083
First American Financial Corp.	24,801	1,079
Allied World Assurance Co. Holdings AG	20,359	1,070
EPR Properties	14,749	1,046
Simon Property Group Inc.	6,752	1,042
Realogy Holdings Corp.	33,628	1,024
Senior Housing Properties Trust	47,833	1,011
Navient Corp.	68,693	991
Crown Castle International Corp.	9,351	951

T. Rowe Price Group Inc.	13,378	942
American Homes 4 Rent Class A	41,913	942
Validus Holdings Ltd.	17,589	939
First Horizon National Corp.	54,200	918
* Equity Commonwealth	28,717	894
Popular Inc.	23,790	885
White Mountains Insurance Group Ltd.	990	851
Associated Banc-Corp	35,577	849
Omega Healthcare Investors Inc.	26,905	843
Legg Mason Inc.	22,572	832
Hanover Insurance Group Inc.	9,908	826
Weingarten Realty Investors	27,367	823
STORE Capital Corp.	40,225	820
Rayonier Inc.	29,182	820
Brixmor Property Group Inc.	44,393	801
Spirit Realty Capital Inc.	110,501	799
Chimera Investment Corp.	42,773	796
Two Harbors Investment Corp.	79,073	789
CoreCivic Inc.	27,234	783
Bank of Hawaii Corp.	10,028	779
BankUnited Inc.	23,382	775
Corporate Office Properties Trust	22,114	746
Arthur J Gallagher & Co.	12,811	727
ProAssurance Corp.	12,147	723
Aspen Insurance Holdings Ltd.	14,224	723
Uniti Group Inc.	28,812	721
Piedmont Office Realty Trust Inc. Class A	33,651	713
Apple Hospitality REIT Inc.	37,953	710
* Signature Bank	4,953	708
MFA Financial Inc.	84,750	705
Retail Properties of America Inc.	55,706	685
Brandywine Realty Trust	39,117	682
LPL Financial Holdings Inc.	17,062	664
Paramount Group Inc.	42,462	655
First Republic Bank	7,043	649
Columbia Property Trust Inc.	29,005	627
DDR Corp.	72,390	621
Outfront Media Inc.	26,960	616
* SVB Financial Group	3,251	554
TCF Financial Corp.	36,230	546
Dun & Bradstreet Corp.	5,080	532
* Athene Holding Ltd. Class A	10,188	502
Moody's Corp.	4,169	494
BOK Financial Corp.	5,975	481
Interactive Brokers Group Inc.	13,309	464
Care Capital Properties Inc.	17,532	461
* Western Alliance Bancorp	9,994	457
Taubman Centers Inc.	7,080	433
* Quality Care Properties Inc.	21,603	366
Mercury General Corp.	6,296	353
* CoreLogic Inc.	7,938	344
CubeSmart	13,580	339
* Zillow Group Inc.	7,525	328
* Santander Consumer USA Holdings Inc.	26,420	295
CNA Financial Corp.	6,413	292
* OneMain Holdings Inc. Class A	12,857	290
Invitation Homes Inc.	13,213	284

Life Storage Inc.	3,738	280
Affiliated Managers Group Inc.	1,689	260
Healthcare Trust of America Inc. Class A	8,241	253
AmTrust Financial Services Inc.	18,817	247
TD Ameritrade Holding Corp.	6,320	236
Empire State Realty Trust Inc.	11,299	235
Erie Indemnity Co. Class A	1,750	206
TFS Financial Corp.	13,193	206
American National Insurance Co.	1,591	187
* Zillow Group Inc. Class A	3,712	163
* SLM Corp.	14,644	152
First Hawaiian Inc.	5,514	152
CyrusOne Inc.	2,224	125
Park Hotels & Resorts Inc.	3,341	86
Tanger Factory Outlet Centers Inc.	2,500	65
* Donnelley Financial Solutions Inc.	1,938	44
		800,559
Health Care (11.2%)
Johnson & Johnson	529,872	67,956
Pfizer Inc.	1,302,889	42,539
Merck & Co. Inc.	645,957	42,058
Medtronic plc	326,539	27,521
Abbott Laboratories	359,051	16,394
Danaher Corp.	103,901	8,825
Thermo Fisher Scientific Inc.	49,821	8,609
Anthem Inc.	44,736	8,158
Aetna Inc.	49,751	7,207
Allergan plc	31,767	7,108
Cigna Corp.	39,473	6,364
Baxter International Inc.	103,301	6,127
Quest Diagnostics Inc.	33,016	3,591
Dentsply Sirona Inc.	53,412	3,393
Agilent Technologies Inc.	56,005	3,379
* Mylan NV	72,778	2,837
Zimmer Biomet Holdings Inc.	20,089	2,395
Perrigo Co. plc	32,033	2,334
* HCA Healthcare Inc.	23,007	1,884
* Laboratory Corp. of America Holdings	13,127	1,825
* QIAGEN NV	51,420	1,726
Universal Health Services Inc. Class B	15,005	1,705
Teleflex Inc.	8,318	1,664
* DaVita Inc.	22,290	1,477
PerkinElmer Inc.	19,919	1,256
* Mallinckrodt plc	25,601	1,104
* Bio-Rad Laboratories Inc. Class A	4,873	1,089
* Express Scripts Holding Co.	16,303	974
* United Therapeutics Corp.	7,379	892
* Alere Inc.	16,235	788
* Centene Corp.	10,327	750
* Endo International plc	48,331	637
* Brookdale Senior Living Inc.	42,827	588
* Quintiles IMS Holdings Inc.	6,639	574
* VWR Corp.	16,922	559
Cooper Cos. Inc.	2,433	532
* LifePoint Health Inc.	8,634	525
* Allscripts Healthcare Solutions Inc.	43,023	491
Humana Inc.	2,025	470

* Acadia Healthcare Co. Inc.	11,037	456
* Envision Healthcare Corp.	7,975	435
Cardinal Health Inc.	5,621	418
* MEDNAX Inc.	6,560	356
* Premier Inc. Class A	7,435	257
* WellCare Health Plans Inc.	906	156
* Alnylam Pharmaceuticals Inc.	2,308	151
* Patheon NV	2,820	98
Hill-Rom Holdings Inc.	1,238	96
* OPKO Health Inc.	8,282	51
* Juno Therapeutics Inc.	1,333	31
		290,810
Materials & Processing (3.1%)
Dow Chemical Co.	261,633	16,211
International Paper Co.	95,694	5,060
Nucor Corp.	74,163	4,309
Newmont Mining Corp.	123,839	4,229
Monsanto Co.	35,700	4,192
LyondellBasell Industries NV Class A	42,720	3,440
WestRock Co.	58,383	3,177
* Freeport-McMoRan Inc.	262,652	3,018
Albemarle Corp.	26,104	2,965
Eastman Chemical Co.	34,273	2,746
Ingersoll-Rand plc	29,819	2,672
Celanese Corp. Class A	29,348	2,540
Mosaic Co.	81,447	1,843
Owens Corning	26,906	1,679
Steel Dynamics Inc.	46,673	1,586
CF Industries Holdings Inc.	54,404	1,463
Reliance Steel & Aluminum Co.	16,197	1,182
Sonoco Products Co.	22,915	1,162
Royal Gold Inc.	14,034	1,129
* Alcoa Corp.	34,194	1,126
Huntsman Corp.	46,091	1,102
Praxair Inc.	8,146	1,078
Masco Corp.	27,168	1,012
Ashland Global Holdings Inc.	14,460	962
AptarGroup Inc.	10,618	903
Bemis Co. Inc.	18,717	835
Air Products & Chemicals Inc.	5,777	832
Timken Co.	16,365	755
United States Steel Corp.	35,914	749
Cabot Corp.	14,091	736
Tahoe Resources Inc.	68,566	607
* USG Corp.	20,458	582
* Platform Specialty Products Corp.	45,115	563
Westlake Chemical Corp.	8,792	540
Domtar Corp.	14,320	521
WR Grace & Co.	7,092	508
Compass Minerals International Inc.	7,762	498
FMC Corp.	6,064	457
* Armstrong World Industries Inc.	10,849	452
^ Southern Copper Corp.	11,120	389
Martin Marietta Materials Inc.	1,401	314
Graphic Packaging Holding Co.	23,094	312
Vulcan Materials Co.	2,184	272
Valmont Industries Inc.	1,050	154

Lennox International Inc.	573	101
Versum Materials Inc.	2,724	85
Scotts Miracle-Gro Co.	877	76
NewMarket Corp.	150	70
		81,194
Producer Durables (10.2%)
General Electric Co.	1,637,424	44,833
United Technologies Corp.	180,880	21,937
Union Pacific Corp.	165,729	18,280
Caterpillar Inc.	130,090	13,715
CSX Corp.	222,345	12,044
Norfolk Southern Corp.	68,892	8,545
Eaton Corp. plc	106,572	8,247
Emerson Electric Co.	125,158	7,399
Raytheon Co.	42,754	7,012
Johnson Controls International plc	167,714	7,004
General Dynamics Corp.	33,285	6,765
Deere & Co.	55,208	6,761
American Airlines Group Inc.	123,322	5,970
* United Continental Holdings Inc.	73,977	5,894
Cummins Inc.	36,758	5,797
Parker-Hannifin Corp.	31,093	4,896
PACCAR Inc.	72,703	4,577
Stanley Black & Decker Inc.	30,528	4,202
Republic Services Inc. Class A	54,644	3,476
Fortive Corp.	51,995	3,247
L3 Technologies Inc.	17,871	3,013
Dover Corp.	35,675	2,945
Arconic Inc.	102,336	2,811
AMETEK Inc.	43,554	2,658
Roper Technologies Inc.	11,303	2,568
Pentair plc	38,583	2,555
Kansas City Southern	25,016	2,382
Textron Inc.	43,354	2,072
Delta Air Lines Inc.	37,880	1,861
* Keysight Technologies Inc.	42,909	1,658
Xerox Corp.	234,075	1,655
ManpowerGroup Inc.	15,565	1,586
* JetBlue Airways Corp.	68,949	1,546
Fluor Corp.	32,535	1,460
Jacobs Engineering Group Inc.	27,683	1,451
Orbital ATK Inc.	13,549	1,377
Macquarie Infrastructure Corp.	17,338	1,351
Waste Management Inc.	17,660	1,288
FLIR Systems Inc.	31,666	1,200
* AECOM	35,386	1,136
Allison Transmission Holdings Inc.	29,095	1,127
Oshkosh Corp.	17,108	1,080
Carlisle Cos. Inc.	10,216	1,035
Xylem Inc.	19,818	1,033
AGCO Corp.	16,014	1,025
Rockwell Automation Inc.	6,306	1,001
* Colfax Corp.	22,961	931
* Genesee & Wyoming Inc. Class A	14,089	923
Crane Co.	11,541	895
* Spirit Airlines Inc.	16,589	881
Trinity Industries Inc.	34,369	877

Ryder System Inc.	12,338	819
Regal Beloit Corp.	10,298	816
Copa Holdings SA Class A	7,192	813
* Kirby Corp.	12,215	809
ITT Inc.	20,996	798
* Conduent Inc.	47,462	779
Terex Corp.	23,389	767
* Quanta Services Inc.	24,600	754
Spirit AeroSystems Holdings Inc. Class A	13,603	741
* WESCO International Inc.	11,139	681
* Clean Harbors Inc.	11,463	670
Expeditors International of Washington Inc.	12,322	658
Flowserve Corp.	12,135	589
Snap-on Inc.	3,629	587
Old Dominion Freight Line Inc.	6,082	543
Hubbell Inc. Class B	4,641	538
MSC Industrial Direct Co. Inc. Class A	5,853	491
Lincoln Electric Holdings Inc.	5,251	469
Chicago Bridge & Iron Co. NV	24,565	465
KBR Inc.	33,660	459
* Trimble Inc.	12,578	453
Alaska Air Group Inc.	4,974	433
Air Lease Corp. Class A	10,843	400
Huntington Ingalls Industries Inc.	1,774	347
* Welbilt Inc.	17,286	334
* United Rentals Inc.	3,003	326
* Zebra Technologies Corp.	2,266	236
National Instruments Corp.	5,546	212
* Herc Holdings Inc.	4,759	180
IDEX Corp.	1,121	122
Avery Dennison Corp.	1,248	105
Donaldson Co. Inc.	2,003	96
* Stericycle Inc.	902	74
RR Donnelley & Sons Co.	4,706	56
Booz Allen Hamilton Holding Corp. Class A	1,270	50
LSC Communications Inc.	1,967	42
		266,694
Technology (9.8%)
Cisco Systems Inc.	1,173,152	36,989
Intel Corp.	1,002,427	36,198
Oracle Corp.	621,361	28,204
Apple Inc.	107,206	16,377
QUALCOMM Inc.	271,383	15,542
International Business Machines Corp.	64,189	9,797
* Yahoo! Inc.	191,833	9,653
Hewlett Packard Enterprise Co.	402,667	7,574
HP Inc.	403,487	7,569
* Micron Technology Inc.	241,361	7,427
Analog Devices Inc.	78,153	6,702
Corning Inc.	221,772	6,454
Western Digital Corp.	65,782	5,924
* DXC Technology Co.	67,018	5,195
Symantec Corp.	122,658	3,718
Applied Materials Inc.	72,710	3,336
Harris Corp.	29,041	3,257
* Dell Technologies Inc. Class V	45,080	3,128
Motorola Solutions Inc.	34,022	2,843

Xilinx Inc.	40,203	2,682
NetApp Inc.	63,356	2,565
Juniper Networks Inc.	86,765	2,545
* Synopsys Inc.	31,926	2,390
Amdocs Ltd.	34,367	2,226
CA Inc.	67,575	2,147
* Qorvo Inc.	26,791	2,088
* ANSYS Inc.	15,228	1,924
Teradyne Inc.	47,768	1,698
Marvell Technology Group Ltd.	94,122	1,623
* Arrow Electronics Inc.	21,092	1,594
* ON Semiconductor Corp.	86,231	1,335
Jabil Circuit Inc.	43,311	1,296
* VMware Inc. Class A	13,014	1,264
Brocade Communications Systems Inc.	93,532	1,181
Lam Research Corp.	7,384	1,146
Avnet Inc.	29,842	1,095
* Autodesk Inc.	9,079	1,015
Cypress Semiconductor Corp.	72,199	1,010
* ARRIS International plc	33,950	952
* PTC Inc.	14,924	859
Leidos Holdings Inc.	15,203	845
* EchoStar Corp. Class A	10,510	621
Dolby Laboratories Inc. Class A	11,758	593
* Zynga Inc. Class A	168,178	592
* FireEye Inc.	27,181	407
Skyworks Solutions Inc.	3,736	398
* IAC/InterActiveCorp	3,537	376
* Cree Inc.	15,183	362
* Twitter Inc.	16,724	306
* Nuance Communications Inc.	12,291	228
* Akamai Technologies Inc.	4,403	208
* IPG Photonics Corp.	1,370	190
SS&C Technologies Holdings Inc.	2,913	109
* Yelp Inc. Class A	3,722	104
* CommerceHub Inc. Class A	4,211	72
* CommerceHub Inc.	3,377	58
* Twilio Inc. Class A	1,105	27
* Nutanix Inc.	807	15
		256,033
Utilities (10.0%)
AT&T Inc.	1,436,551	55,350
Verizon Communications Inc.	475,739	22,188
NextEra Energy Inc.	107,259	15,171
Duke Energy Corp.	160,124	13,719
Southern Co.	230,314	11,656
Dominion Energy Inc.	134,316	10,849
American Electric Power Co. Inc.	114,694	8,233
PG&E Corp.	115,904	7,926
Exelon Corp.	206,790	7,509
Sempra Energy	58,035	6,760
PPL Corp.	158,122	6,311
Edison International	73,847	6,024
Consolidated Edison Inc.	70,820	5,863
Xcel Energy Inc.	118,291	5,667
Public Service Enterprise Group Inc.	117,934	5,296
WEC Energy Group Inc.	72,945	4,578

Eversource Energy	73,741	4,577
DTE Energy Co.	41,740	4,571
*	Level 3 Communications Inc.	67,996	4,047
Entergy Corp.	41,634	3,292
American Water Works Co. Inc.	41,369	3,234
Ameren Corp.	56,652	3,215
CenturyLink Inc.	124,918	3,117
CMS Energy Corp.	64,753	3,070
FirstEnergy Corp.	99,184	2,900
CenterPoint Energy Inc.	100,876	2,886
Pinnacle West Capital Corp.	25,854	2,284
Alliant Energy Corp.	52,886	2,193
SCANA Corp.	30,258	2,064
UGI Corp.	40,062	2,050
Atmos Energy Corp.	23,552	1,962
NiSource Inc.	74,915	1,953
AES Corp.	153,368	1,791
Westar Energy Inc. Class A	32,846	1,739
*	T-Mobile US Inc.	25,336	1,708
OGE Energy Corp.	46,690	1,664
*	Sprint Corp.	176,540	1,499
Great Plains Energy Inc.	49,730	1,429
Aqua America Inc.	41,843	1,368
MDU Resources Group Inc.	45,432	1,237
Vectren Corp.	19,576	1,201
NRG Energy Inc.	73,242	1,176
*	Calpine Corp.	83,476	1,073
National Fuel Gas Co.	17,187	976
Hawaiian Electric Industries Inc.	24,912	826
Telephone & Data Systems Inc.	22,299	636
Avangrid Inc.	13,073	594
^	Frontier Communications Corp.	275,473	361
*	United States Cellular Corp.	3,123	125
259,918
Total Common Stocks (Cost $2,345,864)	2,600,102
Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
2,3 Vanguard Market Liquidity Fund	1.040%	19,832	1,984

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	0.556%	6/15/17	300	300
Total Temporary Cash Investments (Cost $2,284)	2,284
Total Investments (99.9%) (Cost $2,348,148)	2,602,386
Other Assets and Liabilities-Net (0.1%)3	1,954
Net Assets (100%)	2,604,340

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,894,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,015,000 of collateral received for securities on loan.
4 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,600,102	—	—
Temporary Cash Investments	1,984	300	—
Futures Contracts—Assets[1]	1	—	—
Total	2,602,087	300	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades

Russell 1000 Value Index Fund

futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	28	3,376	60

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2017, the cost of investment securities for tax purposes was $2,348,155,000. Net unrealized appreciation of investment securities for tax purposes was $254,231,000, consisting of unrealized gains of $355,816,000 on securities that had risen in value since their purchase and $101,585,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Index Fund

Schedule of Investments (unaudited)
As of May 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)1
Consumer Discretionary (14.2%)
* Amazon.com Inc.	45,660	45,414
Comcast Corp. Class A	565,285	23,567
Home Depot Inc.	145,881	22,394
Walt Disney Co.	190,357	20,547
McDonald's Corp.	97,526	14,716
Wal-Mart Stores Inc.	177,461	13,948
* Priceline Group Inc.	5,822	10,928
Starbucks Corp.	167,391	10,648
Costco Wholesale Corp.	51,102	9,220
Time Warner Inc.	92,212	9,174
Lowe's Cos. Inc.	104,944	8,266
NIKE Inc. Class B	155,563	8,243
* Charter Communications Inc. Class A	23,494	8,118
* Netflix Inc.	47,808	7,796
TJX Cos. Inc.	77,609	5,837
General Motors Co.	164,615	5,585
Ford Motor Co.	459,097	5,105
* Tesla Inc.	14,565	4,967
Marriott International Inc. Class A	37,847	4,074
* eBay Inc.	118,557	4,066
Target Corp.	65,114	3,591
Twenty-First Century Fox Inc. Class A	126,794	3,439
Carnival Corp.	47,922	3,070
Ross Stores Inc.	46,320	2,961
Yum! Brands Inc.	40,666	2,954
Newell Brands Inc.	55,222	2,924
Delphi Automotive plc	32,100	2,824
* O'Reilly Automotive Inc.	11,106	2,689
CBS Corp. Class B	42,512	2,598
Las Vegas Sands Corp.	42,701	2,525
Dollar General Corp.	33,502	2,459
Estee Lauder Cos. Inc. Class A	25,682	2,418
Omnicom Group Inc.	27,487	2,301
Royal Caribbean Cruises Ltd.	19,830	2,185
VF Corp.	40,395	2,173
* AutoZone Inc.	3,473	2,104
* Ulta Beauty Inc.	6,893	2,101
* Dollar Tree Inc.	26,695	2,074
Expedia Inc.	14,067	2,023
Best Buy Co. Inc.	32,405	1,925
MGM Resorts International	56,153	1,781
* Mohawk Industries Inc.	7,167	1,715
Nielsen Holdings plc	42,526	1,636
* DISH Network Corp. Class A	25,521	1,627
Whirlpool Corp.	8,763	1,626
Genuine Parts Co.	17,341	1,606
* Chipotle Mexican Grill Inc. Class A	3,336	1,592

Twenty-First Century Fox Inc.	58,305	1,568
* Yum China Holdings Inc.	40,453	1,554
Coach Inc.	32,437	1,499
L Brands Inc.	28,147	1,452
Viacom Inc. Class B	40,804	1,420
* CarMax Inc.	22,440	1,410
Hasbro Inc.	13,314	1,401
Hilton Worldwide Holdings Inc.	20,286	1,348
DR Horton Inc.	40,188	1,314
Domino's Pizza Inc.	5,785	1,225
Wyndham Worldwide Corp.	11,989	1,211
Darden Restaurants Inc.	13,524	1,203
Lear Corp.	8,064	1,202
Wynn Resorts Ltd.	9,280	1,194
Interpublic Group of Cos. Inc.	46,608	1,162
Fortune Brands Home & Security Inc.	18,354	1,158
* Liberty Interactive Corp. QVC Group Class A	48,510	1,138
* LKQ Corp.	35,404	1,115
Harley-Davidson Inc.	21,029	1,115
Tiffany & Co.	12,711	1,105
Advance Auto Parts Inc.	8,217	1,098
BorgWarner Inc.	25,204	1,071
^ Sirius XM Holdings Inc.	200,803	1,054
Lennar Corp. Class A	20,496	1,052
Aramark	28,102	1,047
Coty Inc. Class A	52,962	1,003
* Liberty Broadband Corp.	11,167	996
PVH Corp.	9,376	993
Vail Resorts Inc.	4,506	964
Goodyear Tire & Rubber Co.	29,268	943
Foot Locker Inc.	15,673	931
* NVR Inc.	406	927
* Norwegian Cruise Line Holdings Ltd.	18,464	923
Mattel Inc.	39,600	907
Hanesbrands Inc.	43,802	904
* Discovery Communications Inc. Class A	33,625	891
Tractor Supply Co.	15,488	854
Macy's Inc.	35,810	842
* Liberty Media Corp-Liberty SiriusXM Class C	20,101	838
PulteGroup Inc.	36,705	832
Leggett & Platt Inc.	15,893	827
* Panera Bread Co. Class A	2,590	815
* Burlington Stores Inc.	8,152	798
Kohl's Corp.	19,948	767
* WABCO Holdings Inc.	6,134	747
Adient plc	10,661	731
KAR Auction Services Inc.	15,967	696
Service Corp. International	21,804	695
Staples Inc.	74,838	680
Garmin Ltd.	12,946	674
Toll Brothers Inc.	17,924	662
H&R Block Inc.	24,045	638
Scripps Networks Interactive Inc. Class A	9,558	633
Dunkin' Brands Group Inc.	10,701	626
Gentex Corp.	32,857	624
* Michael Kors Holdings Ltd.	18,791	623
TEGNA Inc.	25,260	600

^	Nordstrom Inc.	14,309	598
*	ServiceMaster Global Holdings Inc.	15,735	595
	Polaris Industries Inc.	7,013	586
	Gap Inc.	25,814	581
	Brunswick Corp.	10,501	580
	News Corp. Class A	42,946	575
	Bed Bath & Beyond Inc.	16,582	571
	Pool Corp.	4,689	559
*	Lululemon Athletica Inc.	11,300	545
*	Live Nation Entertainment Inc.	15,222	525
*	TripAdvisor Inc.	13,204	508
	Thor Industries Inc.	5,604	507
	Six Flags Entertainment Corp.	8,297	501
*	Liberty Media Corp-Liberty SiriusXM Class A	12,015	501
*	Liberty Ventures Class A	9,283	500
	Williams-Sonoma Inc.	10,252	499
	Cinemark Holdings Inc.	12,291	486
	Carter's Inc.	5,819	478
	Ralph Lauren Corp. Class A	6,635	450
*	Madison Square Garden Co. Class A	2,276	445
	CST Brands Inc.	8,851	428
	Tupperware Brands Corp.	5,807	418
	Dick's Sporting Goods Inc.	10,129	417
*	Under Armour Inc.	23,240	414
*	Visteon Corp.	3,993	400
	Cable One Inc.	545	392
	Signet Jewelers Ltd.	8,077	388
*,^ Under Armour Inc. Class A		19,743	378
*	Skechers U.S.A. Inc. Class A	14,763	377
*	Liberty Broadband Corp. Class A	4,177	369
	Wendy's Co.	22,496	364
*	AMC Networks Inc. Class A	6,405	339
	Tribune Media Co. Class A	8,686	332
*	Liberty Expedia Holdings Inc. Class A	6,185	323
	CalAtlantic Group Inc.	8,643	311
*	Sally Beauty Holdings Inc.	16,963	306
*	Lions Gate Entertainment Corp. Class B	12,012	304
*	Cabela's Inc.	5,705	301
	Graham Holdings Co. Class B	499	299
*	AutoNation Inc.	7,533	298
*	Murphy USA Inc.	4,060	276
*	Discovery Communications Inc.	10,374	268
*	Kate Spade & Co.	14,409	265
	GameStop Corp. Class A	11,798	261
	AMERCO	701	259
*	Tempur Sealy International Inc.	5,503	256
	John Wiley & Sons Inc. Class A	4,995	253
	Choice Hotels International Inc.	3,821	248
*	Pandora Media Inc.	26,226	233
*	Hilton Grand Vacations Inc.	6,280	225
*	Hyatt Hotels Corp. Class A	3,847	222
*	Avis Budget Group Inc.	9,547	219
	Brinker International Inc.	5,546	218
	News Corp. Class B	15,792	216
	International Game Technology plc	10,932	194
*	Michaels Cos. Inc.	9,939	192
	Penske Automotive Group Inc.	4,511	191

	Regal Entertainment Group Class A	9,126	190
*	Urban Outfitters Inc.	10,042	189
*,^ JC Penney Co. Inc.		37,164	175
	Extended Stay America Inc.	8,847	161
*	Lions Gate Entertainment Corp. Class A	5,636	153
*	Vista Outdoor Inc.	6,561	138
	Dillard's Inc. Class A	2,119	109
*	Hertz Global Holdings Inc.	8,265	84
	Lennar Corp. Class B	1,881	81
*	Fitbit Inc. Class A	13,470	70
	Viacom Inc. Class A	1,179	45
	Clear Channel Outdoor Holdings Inc. Class A	3,272	13
			385,386
Consumer Staples (7.9%)
	Procter & Gamble Co.	300,079	26,434
	Philip Morris International Inc.	181,607	21,757
	Coca-Cola Co.	456,594	20,761
	PepsiCo Inc.	169,098	19,762
	Altria Group Inc.	229,065	17,281
	CVS Health Corp.	125,858	9,670
	Mondelez International Inc. Class A	175,283	8,166
	Walgreens Boots Alliance Inc.	100,787	8,166
	Colgate-Palmolive Co.	101,915	7,782
	Reynolds American Inc.	96,527	6,491
	Kraft Heinz Co.	69,974	6,452
	Kimberly-Clark Corp.	42,137	5,466
	General Mills Inc.	69,881	3,965
	Constellation Brands Inc. Class A	19,463	3,557
	Sysco Corp.	61,703	3,367
	Kroger Co.	111,625	3,324
	Archer-Daniels-Midland Co.	67,512	2,807
*	Monster Beverage Corp.	49,190	2,487
	Kellogg Co.	29,244	2,094
	Clorox Co.	15,255	2,071
	Dr Pepper Snapple Group Inc.	21,680	2,012
	Conagra Brands Inc.	51,458	1,983
	Mead Johnson Nutrition Co.	22,000	1,967
	Tyson Foods Inc. Class A	34,256	1,964
	Molson Coors Brewing Co. Class B	20,316	1,926
	Hershey Co.	16,393	1,890
	JM Smucker Co.	13,669	1,748
	Church & Dwight Co. Inc.	29,798	1,539
	McCormick & Co. Inc.	13,436	1,399
	Whole Foods Market Inc.	36,982	1,294
	Bunge Ltd.	16,147	1,291
	Campbell Soup Co.	21,657	1,249
	Hormel Foods Corp.	31,451	1,058
	Brown-Forman Corp. Class B	20,018	1,040
	Ingredion Inc.	8,333	951
	Pinnacle Foods Inc.	13,413	836
	Lamb Weston Holdings Inc.	16,936	786
*,^ Herbalife Ltd.		8,545	613
*	Post Holdings Inc.	7,435	597
	Casey's General Stores Inc.	4,519	526
*	Edgewell Personal Care Co.	6,935	507
*	TreeHouse Foods Inc.	6,353	490
	Brown-Forman Corp. Class A	8,361	443

*	Hain Celestial Group Inc.	11,804	412
*	Rite Aid Corp.	120,005	409
	Spectrum Brands Holdings Inc.	2,808	378
	Energizer Holdings Inc.	7,025	377
*	Sprouts Farmers Market Inc.	15,358	368
	Flowers Foods Inc.	19,768	365
	Nu Skin Enterprises Inc. Class A	6,011	330
*	Pilgrim's Pride Corp.	6,944	162
*	US Foods Holding Corp.	5,195	156
*	Blue Buffalo Pet Products Inc.	6,614	155
*,^ AquaBounty Technologies Inc.		85	1
			213,082
Energy (5.7%)
	Exxon Mobil Corp.	488,701	39,340
	Chevron Corp.	220,209	22,787
	Schlumberger Ltd.	163,398	11,371
	ConocoPhillips	145,545	6,504
	EOG Resources Inc.	64,440	5,820
	Occidental Petroleum Corp.	89,548	5,277
	Halliburton Co.	100,577	4,545
	Kinder Morgan Inc.	225,802	4,236
	Phillips 66	52,911	4,027
	Valero Energy Corp.	55,081	3,386
	Anadarko Petroleum Corp.	65,709	3,320
	Marathon Petroleum Corp.	61,712	3,211
	Pioneer Natural Resources Co.	19,101	3,187
	Baker Hughes Inc.	51,361	2,833
	Williams Cos. Inc.	87,901	2,514
	Devon Energy Corp.	61,506	2,090
*	Concho Resources Inc.	16,485	2,090
	Apache Corp.	44,602	2,086
	Hess Corp.	33,431	1,534
	Noble Energy Inc.	51,969	1,491
	National Oilwell Varco Inc.	44,960	1,469
	Marathon Oil Corp.	100,376	1,307
	ONEOK Inc.	24,212	1,203
	Cimarex Energy Co.	11,174	1,202
	Cabot Oil & Gas Corp.	53,445	1,186
	Tesoro Corp.	13,856	1,153
*	Cheniere Energy Inc.	23,155	1,128
	EQT Corp.	19,984	1,104
*	Diamondback Energy Inc.	10,448	969
	Targa Resources Corp.	21,067	968
*	Parsley Energy Inc. Class A	26,075	773
*	Newfield Exploration Co.	23,028	748
*	Energen Corp.	11,247	642
^	Helmerich & Payne Inc.	11,322	596
	Range Resources Corp.	23,711	547
*	Weatherford International plc	113,451	545
	Valvoline Inc.	23,443	524
*	WPX Energy Inc.	44,819	485
	Murphy Oil Corp.	18,930	462
	HollyFrontier Corp.	19,015	454
*	Antero Resources Corp.	20,838	429
	Patterson-UTI Energy Inc.	19,214	410
*	CONSOL Energy Inc.	26,331	382
*	Continental Resources Inc.	9,852	370

* Transocean Ltd.	39,940	363
* Chesapeake Energy Corp.	70,610	357
* Rice Energy Inc.	17,576	352
* Southwestern Energy Co.	57,893	351
* First Solar Inc.	8,688	335
Nabors Industries Ltd.	32,536	286
World Fuel Services Corp.	8,074	285
* QEP Resources Inc.	27,679	277
Oceaneering International Inc.	10,995	268
* Gulfport Energy Corp.	18,415	264
PBF Energy Inc. Class A	12,621	244
* Dril-Quip Inc.	4,565	226
Ensco plc Class A	35,185	220
* Laredo Petroleum Inc.	16,706	196
SM Energy Co.	11,034	187
* Superior Energy Services Inc.	17,648	183
* Rowan Cos. plc Class A	15,193	183
* Whiting Petroleum Corp.	24,315	172
^ RPC Inc.	6,597	124
Noble Corp. plc	29,589	120
* Kosmos Energy Ltd.	18,352	110
* Diamond Offshore Drilling Inc.	7,545	87
* Extraction Oil & Gas Inc.	5,196	74
* SunPower Corp. Class A	5,052	40
^ Frank's International NV	3,144	24
		156,033
Financial Services (20.0%)
* Berkshire Hathaway Inc. Class B	221,691	36,641
JPMorgan Chase & Co.	426,808	35,062
Wells Fargo & Co.	535,883	27,405
Bank of America Corp.	1,205,061	27,005
Visa Inc. Class A	223,444	21,279
Citigroup Inc.	325,165	19,685
Mastercard Inc. Class A	112,997	13,885
US Bancorp	190,093	9,674
Goldman Sachs Group Inc.	45,236	9,557
Chubb Ltd.	53,992	7,731
American International Group Inc.	119,446	7,600
Morgan Stanley	167,684	6,999
PNC Financial Services Group Inc.	58,515	6,946
* PayPal Holdings Inc.	132,738	6,930
American Express Co.	89,068	6,853
American Tower Corporation	49,468	6,490
BlackRock Inc.	14,646	5,994
Bank of New York Mellon Corp.	122,666	5,780
Simon Property Group Inc.	36,123	5,572
MetLife Inc.	109,111	5,520
Prudential Financial Inc.	51,872	5,439
Charles Schwab Corp.	136,676	5,296
Marsh & McLennan Cos. Inc.	61,082	4,738
CME Group Inc.	39,575	4,642
S&P Global Inc.	30,886	4,411
Capital One Financial Corp.	56,590	4,353
Crown Castle International Corp.	42,111	4,281
Travelers Cos. Inc.	34,165	4,266
Intercontinental Exchange Inc.	68,913	4,148
Aon plc	30,841	4,037

BB&T Corp.	95,429	3,975
Equinix Inc.	8,828	3,893
Allstate Corp.	43,826	3,784
State Street Corp.	46,286	3,770
Public Storage	17,314	3,729
Aflac Inc.	47,141	3,553
Prologis Inc.	61,389	3,410
Fidelity National Information Services Inc.	38,393	3,297
* Fiserv Inc.	26,256	3,289
SunTrust Banks Inc.	58,547	3,125
AvalonBay Communities Inc.	16,108	3,081
Welltower Inc.	41,615	3,019
Progressive Corp.	68,263	2,896
Weyerhaeuser Co.	87,152	2,873
M&T Bank Corp.	17,567	2,749
Equity Residential	41,871	2,725
Discover Financial Services	45,588	2,676
Synchrony Financial	98,627	2,648
Ventas Inc.	39,763	2,644
Moody's Corp.	19,905	2,358
Digital Realty Trust Inc.	18,732	2,214
KeyCorp	125,591	2,194
Boston Properties Inc.	18,057	2,191
Fifth Third Bancorp	90,569	2,150
Hartford Financial Services Group Inc.	43,336	2,140
Citizens Financial Group Inc.	62,645	2,136
Northern Trust Corp.	24,361	2,130
Ameriprise Financial Inc.	17,245	2,083
Regions Financial Corp.	149,957	2,075
T. Rowe Price Group Inc.	28,563	2,012
* SBA Communications Corp. Class A	14,452	1,997
Principal Financial Group Inc.	31,688	1,993
Essex Property Trust Inc.	7,682	1,974
Equifax Inc.	13,953	1,909
Vornado Realty Trust	19,960	1,840
Franklin Resources Inc.	41,930	1,752
Lincoln National Corp.	26,712	1,736
Realty Income Corp.	31,514	1,731
HCP Inc.	54,351	1,703
First Republic Bank	18,057	1,663
Global Payments Inc.	17,807	1,631
Huntington Bancshares Inc.	124,890	1,566
Alliance Data Systems Corp.	6,471	1,560
Invesco Ltd.	49,049	1,555
* Markel Corp.	1,586	1,550
Thomson Reuters Corp.	35,481	1,549
Host Hotels & Resorts Inc.	85,536	1,539
Loews Corp.	32,554	1,535
* FleetCor Technologies Inc.	10,633	1,534
GGP Inc.	66,917	1,491
Annaly Capital Management Inc.	120,761	1,447
Comerica Inc.	20,283	1,391
XL Group Ltd.	31,185	1,362
Mid-America Apartment Communities Inc.	13,079	1,333
FNF Group	31,148	1,327
* Arch Capital Group Ltd.	13,322	1,296
Everest Re Group Ltd.	4,969	1,265

Unum Group	27,646	1,244
Cincinnati Financial Corp.	17,415	1,220
* CBRE Group Inc. Class A	34,805	1,214
Alexandria Real Estate Equities Inc.	10,199	1,190
UDR Inc.	30,794	1,189
Arthur J Gallagher & Co.	20,370	1,156
Duke Realty Corp.	40,203	1,153
Total System Services Inc.	19,267	1,147
SL Green Realty Corp.	11,335	1,145
* Vantiv Inc. Class A	17,975	1,127
* E*TRADE Financial Corp.	32,398	1,121
Western Union Co.	57,120	1,086
Extra Space Storage Inc.	13,992	1,084
TD Ameritrade Holding Corp.	28,875	1,079
Raymond James Financial Inc.	14,678	1,061
Iron Mountain Inc.	30,248	1,056
Torchmark Corp.	13,820	1,043
^ CIT Group Inc.	23,107	1,041
CBOE Holdings Inc.	12,017	1,038
Broadridge Financial Solutions Inc.	13,668	1,037
* SVB Financial Group	6,011	1,025
Regency Centers Corp.	16,737	1,019
MSCI Inc. Class A	9,994	1,017
* Alleghany Corp.	1,727	1,014
Affiliated Managers Group Inc.	6,580	1,012
Federal Realty Investment Trust	8,204	1,007
Jack Henry & Associates Inc.	9,148	972
Ally Financial Inc.	51,758	960
Macerich Co.	16,662	957
Zions Bancorporation	23,372	937
Leucadia National Corp.	38,219	932
VEREIT Inc.	112,444	930
Reinsurance Group of America Inc. Class A	7,413	923
East West Bancorp Inc.	16,673	913
Colony NorthStar Inc. Class A	63,347	895
Nasdaq Inc.	13,003	880
* Signature Bank	6,125	876
Camden Property Trust	9,927	827
Kimco Realty Corp.	46,870	822
Kilroy Realty Corp.	11,133	815
WP Carey Inc.	12,433	811
MarketAxess Holdings Inc.	4,255	811
AGNC Investment Corp.	38,516	801
American Financial Group Inc.	7,959	795
Apartment Investment & Management Co.	18,092	777
FactSet Research Systems Inc.	4,643	769
WR Berkley Corp.	11,139	768
Gaming and Leisure Properties Inc.	20,703	760
Voya Financial Inc.	22,068	754
Equity LifeStyle Properties Inc.	8,887	750
SEI Investments Co.	14,834	743
American Campus Communities Inc.	15,177	720
New York Community Bancorp Inc.	55,071	712
Liberty Property Trust	16,986	698
Sun Communities Inc.	7,781	670
RenaissanceRe Holdings Ltd.	4,691	670
Omega Healthcare Investors Inc.	21,362	669

Lamar Advertising Co. Class A	9,526	667
Lazard Ltd. Class A	14,791	658
Axis Capital Holdings Ltd.	9,867	647
Assurant Inc.	6,596	646
PacWest Bancorp	13,778	643
People's United Financial Inc.	38,693	641
Starwood Property Trust Inc.	29,094	641
Synovus Financial Corp.	15,608	638
National Retail Properties Inc.	16,586	636
* First Data Corp. Class A	36,562	626
Douglas Emmett Inc.	16,270	618
Eaton Vance Corp.	13,091	610
Jones Lang LaSalle Inc.	5,243	605
Highwoods Properties Inc.	11,997	605
Forest City Realty Trust Inc. Class A	26,519	604
Commerce Bancshares Inc.	11,231	601
Brown & Brown Inc.	13,666	594
Senior Housing Properties Trust	27,344	578
Assured Guaranty Ltd.	14,362	561
Cullen/Frost Bankers Inc.	6,091	558
Old Republic International Corp.	28,008	554
DCT Industrial Trust Inc.	10,467	552
First American Financial Corp.	12,498	544
Hospitality Properties Trust	18,720	541
Allied World Assurance Co. Holdings AG	10,224	537
* Howard Hughes Corp.	4,177	535
EPR Properties	7,338	520
Realogy Holdings Corp.	17,025	519
* Western Alliance Bancorp	11,342	519
CyrusOne Inc.	9,039	509
CubeSmart	20,250	505
* Euronet Worldwide Inc.	5,781	504
* Zillow Group Inc.	11,187	487
Healthcare Trust of America Inc. Class A	15,863	487
American Homes 4 Rent Class A	21,588	485
Navient Corp.	33,393	482
Validus Holdings Ltd.	8,803	470
* Equity Commonwealth	15,048	468
* WEX Inc.	4,579	468
First Horizon National Corp.	26,713	453
Popular Inc.	11,932	444
Dun & Bradstreet Corp.	4,213	441
White Mountains Insurance Group Ltd.	493	424
STORE Capital Corp.	20,765	423
Hanover Insurance Group Inc.	5,065	422
* SLM Corp.	40,348	419
Two Harbors Investment Corp.	41,707	416
Taubman Centers Inc.	6,806	416
* CoreLogic Inc.	9,603	416
Legg Mason Inc.	11,262	415
Associated Banc-Corp	17,314	413
Chimera Investment Corp.	21,786	405
CoreCivic Inc.	14,017	403
Spirit Realty Capital Inc.	55,578	402
Rayonier Inc.	14,287	401
Brixmor Property Group Inc.	22,171	400
Weingarten Realty Investors	13,214	398

LPL Financial Holdings Inc.	10,025	390
Life Storage Inc.	5,177	388
Outfront Media Inc.	16,870	385
Bank of Hawaii Corp.	4,923	383
BankUnited Inc.	11,500	381
Brandywine Realty Trust	21,262	371
Corporate Office Properties Trust	10,969	370
ProAssurance Corp.	6,118	364
MFA Financial Inc.	43,478	362
Uniti Group Inc.	14,367	359
Piedmont Office Realty Trust Inc. Class A	16,934	359
Apple Hospitality REIT Inc.	18,725	351
Aspen Insurance Holdings Ltd.	6,816	346
Park Hotels & Resorts Inc.	13,247	341
Paramount Group Inc.	21,832	337
Retail Properties of America Inc.	26,939	331
Erie Indemnity Co. Class A	2,804	330
* Zillow Group Inc. Class A	7,144	314
Columbia Property Trust Inc.	14,390	311
Invitation Homes Inc.	14,413	310
DDR Corp.	35,669	306
Empire State Realty Trust Inc.	14,311	298
Federated Investors Inc. Class B	10,842	288
Tanger Factory Outlet Centers Inc.	10,889	284
TCF Financial Corp.	18,176	274
* TransUnion	6,202	271
* Athene Holding Ltd. Class A	5,244	258
Interactive Brokers Group Inc.	7,106	248
Care Capital Properties Inc.	9,375	246
BOK Financial Corp.	2,986	240
* Credit Acceptance Corp.	943	203
* Quality Care Properties Inc.	10,743	182
Mercury General Corp.	3,232	181
Artisan Partners Asset Management Inc. Class A	5,443	154
Morningstar Inc.	2,090	153
CNA Financial Corp.	3,223	147
* Square Inc.	6,209	143
* OneMain Holdings Inc. Class A	6,284	142
AmTrust Financial Services Inc.	10,442	137
* Santander Consumer USA Holdings Inc.	12,255	137
TFS Financial Corp.	6,313	99
First Hawaiian Inc.	3,494	96
American National Insurance Co.	791	93
* Donnelley Financial Solutions Inc.	2,603	59
		541,405
Health Care (13.3%)
Johnson & Johnson	322,217	41,324
Pfizer Inc.	704,459	23,001
Merck & Co. Inc.	324,743	21,144
UnitedHealth Group Inc.	110,694	19,391
Medtronic plc	164,444	13,859
Amgen Inc.	88,203	13,693
AbbVie Inc.	189,927	12,539
Bristol-Myers Squibb Co.	195,901	10,569
* Celgene Corp.	90,173	10,317
Gilead Sciences Inc.	155,404	10,084
Abbott Laboratories	200,685	9,163

Eli Lilly & Co.	114,354	9,099
Allergan plc	39,226	8,777
Thermo Fisher Scientific Inc.	46,038	7,955
* Biogen Inc.	25,667	6,360
Danaher Corp.	70,925	6,024
Stryker Corp.	39,425	5,636
Anthem Inc.	30,890	5,633
Aetna Inc.	37,680	5,458
Cigna Corp.	29,791	4,803
Becton Dickinson and Co.	24,522	4,640
* Boston Scientific Corp.	158,154	4,275
* Express Scripts Holding Co.	70,450	4,209
* Regeneron Pharmaceuticals Inc.	9,111	4,183
Humana Inc.	17,472	4,058
McKesson Corp.	24,869	4,056
* Intuitive Surgical Inc.	4,426	4,048
* Vertex Pharmaceuticals Inc.	28,890	3,571
Baxter International Inc.	58,501	3,470
Zoetis Inc.	53,446	3,329
* Illumina Inc.	17,137	3,039
* HCA Healthcare Inc.	36,046	2,953
* Edwards Lifesciences Corp.	24,792	2,853
Cardinal Health Inc.	38,321	2,847
CR Bard Inc.	8,634	2,654
Zimmer Biomet Holdings Inc.	21,680	2,585
* Alexion Pharmaceuticals Inc.	25,476	2,497
* Incyte Corp.	19,112	2,472
Agilent Technologies Inc.	38,240	2,307
* Cerner Corp.	34,605	2,261
* Mylan NV	53,899	2,101
Quest Diagnostics Inc.	16,705	1,817
AmerisourceBergen Corp. Class A	19,449	1,785
* BioMarin Pharmaceutical Inc.	20,195	1,770
* IDEXX Laboratories Inc.	10,469	1,763
* Henry Schein Inc.	9,562	1,759
Dentsply Sirona Inc.	27,109	1,722
* Laboratory Corp. of America Holdings	12,080	1,679
* Hologic Inc.	32,686	1,416
* Centene Corp.	19,415	1,410
* Quintiles IMS Holdings Inc.	16,301	1,409
* Align Technology Inc.	8,376	1,216
* DaVita Inc.	18,332	1,215
Cooper Cos. Inc.	5,511	1,206
Perrigo Co. plc	15,982	1,164
ResMed Inc.	16,167	1,150
Universal Health Services Inc. Class B	9,933	1,129
* Varian Medical Systems Inc.	11,061	1,095
Teleflex Inc.	5,066	1,013
* Alkermes plc	17,451	1,008
* WellCare Health Plans Inc.	5,137	883
* QIAGEN NV	25,487	855
* VCA Inc.	9,014	831
West Pharmaceutical Services Inc.	8,329	808
PerkinElmer Inc.	12,572	793
* Envision Healthcare Corp.	13,449	734
* Seattle Genetics Inc.	11,161	714
* Veeva Systems Inc. Class A	11,171	710

*	Bioverativ Inc.	12,725	701
*	Ionis Pharmaceuticals Inc.	14,091	645
*	DexCom Inc.	9,537	637
*	ABIOMED Inc.	4,604	633
*	United Therapeutics Corp.	5,161	624
*	athenahealth Inc.	4,509	604
	Hill-Rom Holdings Inc.	7,586	587
*	MEDNAX Inc.	10,625	577
*	Alnylam Pharmaceuticals Inc.	8,680	568
*	Mallinckrodt plc	12,692	547
*	Bio-Rad Laboratories Inc. Class A	2,409	538
*	Charles River Laboratories International Inc.	5,484	505
*	Alere Inc.	10,130	491
	Bio-Techne Corp.	4,290	481
	Patterson Cos. Inc.	9,716	429
*	Neurocrine Biosciences Inc.	9,808	426
*	Acadia Healthcare Co. Inc.	8,571	354
	Bruker Corp.	12,479	340
*	Akorn Inc.	9,894	329
*	Endo International plc	23,735	313
*	VWR Corp.	9,037	299
*	Brookdale Senior Living Inc.	21,335	293
*	ACADIA Pharmaceuticals Inc.	11,217	288
*	LifePoint Health Inc.	4,309	262
*	Allscripts Healthcare Solutions Inc.	21,679	247
*,^ OPKO Health Inc.		36,827	226
*	Agios Pharmaceuticals Inc.	4,539	212
*	Intercept Pharmaceuticals Inc.	1,869	209
*	Juno Therapeutics Inc.	7,639	178
*	Premier Inc. Class A	5,123	177
*	Tenet Healthcare Corp.	9,823	163
*	Varex Imaging Corp.	4,657	160
*,^ Intrexon Corp.		6,625	141
*	Patheon NV	3,850	134
*	Quorum Health Corp.	35	—
			359,609
Materials & Processing (3.5%)
	Dow Chemical Co.	131,597	8,154
	EI du Pont de Nemours & Co.	102,518	8,091
	Monsanto Co.	50,991	5,987
	Praxair Inc.	33,547	4,438
	Ecolab Inc.	30,586	4,063
	PPG Industries Inc.	31,194	3,318
	Air Products & Chemicals Inc.	23,015	3,316
	Sherwin-Williams Co.	9,439	3,132
	LyondellBasell Industries NV Class A	38,575	3,106
	Ingersoll-Rand plc	30,259	2,711
	International Paper Co.	48,157	2,547
	Nucor Corp.	37,399	2,173
	Newmont Mining Corp.	62,558	2,136
*	Freeport-McMoRan Inc.	170,570	1,960
	Vulcan Materials Co.	15,595	1,944
	Martin Marietta Materials Inc.	7,494	1,679
	Ball Corp.	40,360	1,651
	WestRock Co.	29,572	1,609
	Fastenal Co.	34,260	1,479
	Albemarle Corp.	13,000	1,477

Masco Corp.	38,771	1,444
Celanese Corp. Class A	16,431	1,422
Eastman Chemical Co.	17,149	1,374
International Flavors & Fragrances Inc.	9,260	1,277
FMC Corp.	15,513	1,169
Packaging Corp. of America	11,125	1,136
Valspar Corp.	9,105	1,029
Sealed Air Corp.	22,776	1,012
Steel Dynamics Inc.	27,224	925
Mosaic Co.	40,650	920
* Crown Holdings Inc.	15,596	900
* Berry Global Group Inc.	14,583	846
Owens Corning	13,293	829
Lennox International Inc.	4,679	829
Acuity Brands Inc.	5,048	822
RPM International Inc.	15,138	821
CF Industries Holdings Inc.	27,100	729
AptarGroup Inc.	7,229	615
Royal Gold Inc.	7,543	607
* Axalta Coating Systems Ltd.	19,097	598
Reliance Steel & Aluminum Co.	8,057	588
WR Grace & Co.	8,172	586
Sonoco Products Co.	11,496	583
* Alcoa Corp.	17,180	566
Hexcel Corp.	10,766	554
Huntsman Corp.	23,051	551
Eagle Materials Inc.	5,419	511
Graphic Packaging Holding Co.	37,464	506
Bemis Co. Inc.	11,098	495
Ashland Global Holdings Inc.	7,206	479
Scotts Miracle-Gro Co.	5,309	460
* Owens-Illinois Inc.	19,110	431
Watsco Inc.	3,021	426
NewMarket Corp.	856	398
Valmont Industries Inc.	2,633	385
Timken Co.	8,161	377
United States Steel Corp.	17,853	372
Cabot Corp.	6,975	364
Versum Materials Inc.	11,533	358
Southern Copper Corp.	9,520	333
Tahoe Resources Inc.	34,852	308
* USG Corp.	10,094	287
Westlake Chemical Corp.	4,492	276
Silgan Holdings Inc.	8,648	275
* Platform Specialty Products Corp.	21,855	273
Domtar Corp.	7,290	265
Compass Minerals International Inc.	4,032	259
* Armstrong World Industries Inc.	5,494	229
* AdvanSix Inc.	3,871	111
		95,881
Producer Durables (10.8%)
General Electric Co.	1,021,664	27,973
3M Co.	68,844	14,077
Boeing Co.	69,856	13,107
Honeywell International Inc.	89,158	11,857
United Technologies Corp.	91,006	11,037
Union Pacific Corp.	98,741	10,891

Accenture plc Class A	73,150	9,105
United Parcel Service Inc. Class B	80,926	8,576
Lockheed Martin Corp.	29,733	8,359
Caterpillar Inc.	65,485	6,904
CSX Corp.	112,006	6,067
General Dynamics Corp.	28,616	5,816
Raytheon Co.	34,842	5,714
FedEx Corp.	29,297	5,679
Automatic Data Processing Inc.	53,464	5,473
Northrop Grumman Corp.	19,512	5,058
Illinois Tool Works Inc.	34,428	4,862
Deere & Co.	36,896	4,518
Johnson Controls International plc	107,325	4,482
Emerson Electric Co.	75,135	4,442
Norfolk Southern Corp.	34,679	4,301
Southwest Airlines Co.	71,020	4,268
Delta Air Lines Inc.	85,765	4,214
Eaton Corp. plc	53,542	4,143
Waste Management Inc.	52,369	3,818
American Airlines Group Inc.	62,081	3,005
* United Continental Holdings Inc.	37,240	2,967
Cummins Inc.	18,547	2,925
Roper Technologies Inc.	11,738	2,667
PACCAR Inc.	40,570	2,554
Parker-Hannifin Corp.	15,578	2,453
Rockwell Automation Inc.	15,267	2,423
Stanley Black & Decker Inc.	17,583	2,420
Paychex Inc.	37,980	2,250
Fortive Corp.	35,667	2,227
Rockwell Collins Inc.	19,063	2,079
Republic Services Inc. Class A	28,285	1,799
* Mettler-Toledo International Inc.	3,046	1,775
AMETEK Inc.	26,729	1,631
* Waters Corp.	8,905	1,600
TransDigm Group Inc.	5,941	1,593
L3 Technologies Inc.	9,103	1,535
Dover Corp.	18,334	1,513
Textron Inc.	31,327	1,497
* Verisk Analytics Inc. Class A	18,263	1,477
Arconic Inc.	51,023	1,402
Cintas Corp.	10,310	1,298
Pentair plc	19,303	1,278
Alaska Air Group Inc.	13,905	1,210
Kansas City Southern	12,507	1,191
Expeditors International of Washington Inc.	21,097	1,126
* United Rentals Inc.	10,250	1,114
CH Robinson Worldwide Inc.	16,530	1,108
WW Grainger Inc.	6,425	1,107
Snap-on Inc.	6,712	1,085
Xylem Inc.	20,760	1,082
Huntington Ingalls Industries Inc.	5,407	1,059
* Trimble Inc.	29,230	1,053
* CoStar Group Inc.	3,702	968
AO Smith Corp.	17,549	963
IDEX Corp.	8,831	958
* HD Supply Holdings Inc.	23,332	941
JB Hunt Transport Services Inc.	10,302	880

Allegion plc	11,136	876
Avery Dennison Corp.	10,315	869
Toro Co.	12,415	850
* Keysight Technologies Inc.	21,941	848
* Middleby Corp.	6,571	843
* JetBlue Airways Corp.	37,382	838
Xerox Corp.	116,799	826
^ Wabtec Corp.	9,982	816
ManpowerGroup Inc.	7,764	791
* Stericycle Inc.	9,559	782
Spirit AeroSystems Holdings Inc. Class A	14,128	770
Nordson Corp.	6,629	768
Hubbell Inc. Class B	6,389	741
Carlisle Cos. Inc.	7,260	736
Flowserve Corp.	15,079	731
Jacobs Engineering Group Inc.	13,868	727
Fluor Corp.	16,134	724
* Copart Inc.	22,720	709
Donaldson Co. Inc.	14,757	708
Graco Inc.	6,412	704
Old Dominion Freight Line Inc.	7,847	701
Orbital ATK Inc.	6,775	689
Robert Half International Inc.	14,790	688
Macquarie Infrastructure Corp.	8,663	675
* Zebra Technologies Corp.	6,094	636
Lincoln Electric Holdings Inc.	7,099	634
FLIR Systems Inc.	15,902	603
Allison Transmission Holdings Inc.	14,864	576
* AECOM	17,633	566
BWX Technologies Inc.	11,244	546
Oshkosh Corp.	8,450	533
Booz Allen Hamilton Holding Corp. Class A	13,357	527
AGCO Corp.	8,077	517
* Quanta Services Inc.	16,604	509
National Instruments Corp.	12,839	490
Rollins Inc.	11,164	481
* Genesee & Wyoming Inc. Class A	7,150	468
Trinity Industries Inc.	18,304	467
* Colfax Corp.	11,413	463
Genpact Ltd.	16,439	449
* Spirit Airlines Inc.	8,304	441
Regal Beloit Corp.	5,540	439
Crane Co.	5,654	439
MSC Industrial Direct Co. Inc. Class A	5,128	430
Ryder System Inc.	6,213	413
Air Lease Corp. Class A	11,157	412
Landstar System Inc.	4,908	410
ITT Inc.	10,688	406
* Kirby Corp.	6,123	406
Copa Holdings SA Class A	3,584	405
Terex Corp.	11,428	375
* Conduent Inc.	22,798	374
HEICO Corp. Class A	5,739	360
* Clean Harbors Inc.	6,064	354
* WESCO International Inc.	5,617	343
Pitney Bowes Inc.	21,093	314
* Welbilt Inc.	14,180	274

Chicago Bridge & Iron Co. NV	12,093	229
KBR Inc.	16,715	228
HEICO Corp.	3,015	224
Covanta Holding Corp.	13,838	204
* Herc Holdings Inc.	2,737	104
RR Donnelley & Sons Co.	8,129	97
LSC Communications Inc.	3,408	72
		291,582
Technology (19.1%)
Apple Inc.	642,910	98,211
Microsoft Corp.	888,941	62,084
* Facebook Inc. Class A	263,885	39,968
* Alphabet Inc. Class A	34,533	34,087
* Alphabet Inc. Class C	34,835	33,611
Intel Corp.	553,877	20,001
Cisco Systems Inc.	590,794	18,628
Oracle Corp.	347,690	15,782
International Business Machines Corp.	103,151	15,744
Broadcom Ltd.	44,222	10,590
QUALCOMM Inc.	172,277	9,866
Texas Instruments Inc.	118,044	9,737
NVIDIA Corp.	59,612	8,605
* Adobe Systems Inc.	57,259	8,123
* salesforce.com Inc.	75,105	6,732
Applied Materials Inc.	128,114	5,878
Cognizant Technology Solutions Corp. Class A	70,846	4,740
* Yahoo! Inc.	90,666	4,562
Intuit Inc.	28,608	4,023
* Electronic Arts Inc.	34,121	3,867
Activision Blizzard Inc.	65,688	3,848
Hewlett Packard Enterprise Co.	202,787	3,814
HP Inc.	203,183	3,812
* Micron Technology Inc.	121,339	3,734
Analog Devices Inc.	42,496	3,645
Corning Inc.	110,942	3,228
Western Digital Corp.	33,123	2,983
Lam Research Corp.	18,723	2,905
* Autodesk Inc.	24,942	2,788
Amphenol Corp. Class A	35,518	2,650
* DXC Technology Co.	33,514	2,598
Skyworks Solutions Inc.	22,305	2,374
Symantec Corp.	72,130	2,186
Microchip Technology Inc.	24,711	2,058
Xilinx Inc.	29,954	1,998
* ServiceNow Inc.	18,688	1,956
KLA-Tencor Corp.	18,387	1,912
* Red Hat Inc.	21,076	1,888
* Dell Technologies Inc. Class V	25,849	1,794
Harris Corp.	14,880	1,669
Motorola Solutions Inc.	19,185	1,603
Maxim Integrated Products Inc.	32,835	1,570
* Citrix Systems Inc.	18,013	1,487
* Synopsys Inc.	18,296	1,370
* Workday Inc. Class A	13,523	1,352
* Twitter Inc.	73,596	1,348
* ANSYS Inc.	10,214	1,290
NetApp Inc.	31,569	1,278

Juniper Networks Inc.	43,344	1,271
* Gartner Inc.	10,117	1,210
* Palo Alto Networks Inc.	10,090	1,197
* Qorvo Inc.	14,837	1,157
CDW Corp.	18,883	1,136
* Cadence Design Systems Inc.	32,151	1,130
CA Inc.	35,239	1,120
Amdocs Ltd.	17,186	1,113
CDK Global Inc.	17,488	1,075
* F5 Networks Inc.	7,791	998
* Akamai Technologies Inc.	19,996	943
* VeriSign Inc.	10,372	935
* Splunk Inc.	15,199	931
* VMware Inc. Class A	9,438	917
Leidos Holdings Inc.	15,849	881
* IAC/InterActiveCorp	8,203	872
Cognex Corp.	9,435	863
Teradyne Inc.	23,546	837
* Arrow Electronics Inc.	10,921	826
Marvell Technology Group Ltd.	46,720	805
* PTC Inc.	13,226	762
* ON Semiconductor Corp.	47,818	740
SS&C Technologies Holdings Inc.	19,547	735
* Ultimate Software Group Inc.	3,183	703
* Arista Networks Inc.	4,527	667
* Fortinet Inc.	16,863	663
* Tyler Technologies Inc.	3,842	657
Jabil Circuit Inc.	21,697	649
* ARRIS International plc	21,976	616
Brocade Communications Systems Inc.	46,564	588
* Guidewire Software Inc.	8,798	584
CSRA Inc.	19,065	575
* IPG Photonics Corp.	4,101	570
* NCR Corp.	14,338	552
* CommScope Holding Co. Inc.	14,849	549
Avnet Inc.	14,852	545
Sabre Corp.	24,230	544
Cypress Semiconductor Corp.	36,580	512
* Nuance Communications Inc.	25,870	479
DST Systems Inc.	3,564	431
* Teradata Corp.	15,261	416
* Tableau Software Inc. Class A	6,503	403
* Manhattan Associates Inc.	8,143	381
* EchoStar Corp. Class A	5,277	312
Dolby Laboratories Inc. Class A	6,054	305
* Zynga Inc. Class A	82,138	289
* Cree Inc.	11,871	283
* FireEye Inc.	17,495	262
* GoDaddy Inc. Class A	5,484	226
* Yelp Inc. Class A	8,069	225
* VeriFone Systems Inc.	12,185	223
* Groupon Inc. Class A	44,398	134
* Atlassian Corp. plc Class A	3,111	111
* Inovalon Holdings Inc. Class A	7,321	100
* Black Knight Financial Services Inc. Class A	2,440	97
* CommerceHub Inc.	4,386	75
* Match Group Inc.	3,322	65

* Twilio Inc. Class A	2,234	54
* Nutanix Inc.	1,777	33
* CommerceHub Inc. Class A	1,297	22
		516,331
Utilities (5.3%)
AT&T Inc.	722,332	27,832
Verizon Communications Inc.	478,574	22,321
NextEra Energy Inc.	53,954	7,631
Duke Energy Corp.	80,585	6,905
Southern Co.	115,911	5,866
Dominion Energy Inc.	71,898	5,807
American Electric Power Co. Inc.	57,733	4,144
PG&E Corp.	58,202	3,980
Exelon Corp.	104,111	3,780
Sempra Energy	29,293	3,412
PPL Corp.	79,615	3,177
Edison International	37,133	3,029
Consolidated Edison Inc.	35,468	2,936
Xcel Energy Inc.	59,748	2,863
Public Service Enterprise Group Inc.	59,422	2,669
WEC Energy Group Inc.	37,157	2,332
Eversource Energy	36,902	2,291
DTE Energy Co.	20,834	2,282
* T-Mobile US Inc.	33,581	2,264
* Level 3 Communications Inc.	34,415	2,048
Entergy Corp.	21,298	1,684
American Water Works Co. Inc.	21,098	1,650
Ameren Corp.	28,634	1,625
CenturyLink Inc.	63,861	1,593
CMS Energy Corp.	32,924	1,561
CenterPoint Energy Inc.	51,005	1,459
FirstEnergy Corp.	49,419	1,445
Pinnacle West Capital Corp.	12,885	1,138
Alliant Energy Corp.	26,404	1,095
SCANA Corp.	15,120	1,031
UGI Corp.	19,993	1,023
Atmos Energy Corp.	11,760	980
NiSource Inc.	37,333	973
AES Corp.	76,534	894
Westar Energy Inc. Class A	16,432	870
OGE Energy Corp.	23,149	825
* Sprint Corp.	87,993	747
Great Plains Energy Inc.	24,939	717
Aqua America Inc.	20,739	678
MDU Resources Group Inc.	22,555	614
* Zayo Group Holdings Inc.	18,939	609
Vectren Corp.	9,654	592
NRG Energy Inc.	36,534	587
* Calpine Corp.	41,385	532
National Fuel Gas Co.	8,562	486
Hawaiian Electric Industries Inc.	13,011	431
Avangrid Inc.	6,937	315
Telephone & Data Systems Inc.	10,846	310
^ Frontier Communications Corp.	133,835	175

* United States Cellular Corp.			1,586	63
				144,271
Total Common Stocks (Cost $2,191,824)				2,703,580
	Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund	1.040%		63,304	6,332

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	0.556%	6/15/17	300	300
United States Treasury Bill	0.602%	7/20/17	400	399
				699
Total Temporary Cash Investments (Cost $7,031)				7,031
Total Investments (100.1%) (Cost $2,198,855)				2,710,611
Other Assets and Liabilities-Net (-0.1%)3				(1,882)
Net Assets (100%)				2,708,729

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,568,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,806,000 of collateral received for securities on loan.
4 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Russell 1000 Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,703,580	—	—
Temporary Cash Investments	6,332	699	—
Futures Contracts—Assets[1]	1	—	—
Total	2,709,913	699	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	52	6,269	124

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2017, the cost of investment securities for tax purposes was $2,198,855,000. Net unrealized appreciation of investment securities for tax purposes was $511,756,000, consisting of unrealized gains of $580,011,000 on securities that had risen in value since their purchase and $68,255,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of May 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
1	United States Treasury Note/Bond (Cost $5)	2.375%	5/15/27	5	5
Corporate Bonds (98.8%)
Finance (33.8%)
	Banking (22.8%)
	American Express Co.	2.650%	12/2/22	12,609	12,626
	American Express Co.	3.625%	12/5/24	7,451	7,652
	American Express Credit Corp.	3.300%	5/3/27	20,275	20,313
	Associated Banc-Corp	4.250%	1/15/25	500	512
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	6,250	6,604
	Banco Santander SA	4.250%	4/11/27	3,000	3,071
	Bank of America Corp.	5.000%	5/13/21		—
	Bank of America Corp.	2.503%	10/21/22	21,451	21,165
	Bank of America Corp.	3.300%	1/11/23	40,949	41,637
	Bank of America Corp.	4.100%	7/24/23	17,159	18,129
	Bank of America Corp.	4.125%	1/22/24	28,807	30,426
	Bank of America Corp.	4.000%	4/1/24	27,775	29,130
	Bank of America Corp.	4.200%	8/26/24	30,872	32,044
	Bank of America Corp.	4.000%	1/22/25	25,853	26,350
	Bank of America Corp.	3.950%	4/21/25	28,671	29,062
	Bank of America Corp.	3.875%	8/1/25	32,092	33,197
	Bank of America Corp.	4.450%	3/3/26	23,062	24,083
	Bank of America Corp.	3.500%	4/19/26	32,378	32,456
	Bank of America Corp.	6.220%	9/15/26	400	465
	Bank of America Corp.	4.250%	10/22/26	20,322	21,008
	Bank of America Corp.	3.248%	10/21/27	10,000	9,690
2	Bank of America Corp.	3.824%	1/20/28	16,800	17,010
2	Bank of America Corp.	3.705%	4/24/28	15,000	15,070
	Bank of Montreal	2.550%	11/6/22	10,190	10,234
	Bank of New York Mellon Corp.	3.550%	9/23/21		—
	Bank of New York Mellon Corp.	2.200%	8/16/23	8,865	8,613
	Bank of New York Mellon Corp.	3.650%	2/4/24	7,975	8,365
	Bank of New York Mellon Corp.	3.400%	5/15/24	6,831	7,054
	Bank of New York Mellon Corp.	3.250%	9/11/24	8,826	9,028
	Bank of New York Mellon Corp.	3.000%	2/24/25	5,982	5,999
	Bank of New York Mellon Corp.	3.950%	11/18/25	2,375	2,535
	Bank of New York Mellon Corp.	2.800%	5/4/26	3,944	3,871
	Bank of New York Mellon Corp.	2.450%	8/17/26	8,465	8,094
	Bank of New York Mellon Corp.	3.250%	5/16/27	8,000	8,076
2	Bank of New York Mellon Corp.	3.442%	2/7/28	9,100	9,283
	Bank of Nova Scotia	4.500%	12/16/25	12,503	13,156
	Bank One Corp.	7.625%	10/15/26	7,020	9,030
	Bank One Corp.	8.000%	4/29/27	185	243
	Barclays Bank plc	3.750%	5/15/24	1,600	1,657
	Barclays plc	3.684%	1/10/23	22,000	22,572
	Barclays plc	4.375%	9/11/24	13,187	13,472
	Barclays plc	3.650%	3/16/25	20,731	20,677
	Barclays plc	4.375%	1/12/26	22,615	23,581
	Barclays plc	5.200%	5/12/26	20,246	21,465
	BNP Paribas SA	3.250%	3/3/23	9,360	9,615

BNP Paribas SA	4.250%	10/15/24	10,068	10,410
BPCE SA	4.000%	4/15/24	20,106	21,244
BPCE SA	3.375%	12/2/26	4,000	4,041
Branch Banking & Trust Co.	3.625%	9/16/25	14,772	15,325
Branch Banking & Trust Co.	3.800%	10/30/26	6,177	6,502
Capital One Bank USA NA	3.375%	2/15/23	15,438	15,600
Capital One Financial Corp.	3.500%	6/15/23	6,715	6,868
Capital One Financial Corp.	3.750%	4/24/24	10,267	10,525
Capital One Financial Corp.	3.200%	2/5/25	7,044	6,904
Capital One Financial Corp.	4.200%	10/29/25	16,238	16,551
Capital One Financial Corp.	3.750%	7/28/26	15,860	15,501
Capital One Financial Corp.	3.750%	3/9/27	10,200	10,226
Citigroup Inc.	4.050%	7/30/22	8,937	9,364
Citigroup Inc.	3.375%	3/1/23	1,000	1,023
Citigroup Inc.	3.500%	5/15/23	13,754	14,019
Citigroup Inc.	3.875%	10/25/23	9,833	10,317
Citigroup Inc.	3.750%	6/16/24	12,427	12,832
Citigroup Inc.	4.000%	8/5/24	6,125	6,310
Citigroup Inc.	3.875%	3/26/25	10,774	10,858
Citigroup Inc.	3.300%	4/27/25	11,982	11,959
Citigroup Inc.	4.400%	6/10/25	27,383	28,551
Citigroup Inc.	5.500%	9/13/25	14,213	15,830
Citigroup Inc.	3.700%	1/12/26	27,366	27,834
Citigroup Inc.	4.600%	3/9/26	15,848	16,630
Citigroup Inc.	3.400%	5/1/26	18,253	18,075
Citigroup Inc.	3.200%	10/21/26	37,679	36,523
Citigroup Inc.	4.300%	11/20/26	9,346	9,626
2 Citigroup Inc.	3.887%	1/10/28	19,350	19,674
Citizens Financial Group Inc.	4.300%	12/3/25	6,753	7,027
Comerica Bank	4.000%	7/27/25	3,500	3,584
Comerica Inc.	3.800%	7/22/26	159	161
Compass Bank	3.875%	4/10/25	4,450	4,416
Cooperatieve Rabobank UA	3.950%	11/9/22	14,720	15,398
Cooperatieve Rabobank UA	4.625%	12/1/23	21,141	22,748
Cooperatieve Rabobank UA	3.375%	5/21/25	9,320	9,600
Cooperatieve Rabobank UA	4.375%	8/4/25	15,708	16,507
Cooperatieve Rabobank UA	3.750%	7/21/26	14,256	14,312
Credit Suisse AG	3.625%	9/9/24	31,450	32,395
3 Credit Suisse Group AG	3.574%	1/9/23	4,000	4,079
3 Credit Suisse Group AG	4.282%	1/9/28	8,000	8,257
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	18,896	19,597
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	14,550	14,861
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	17,471	17,674
Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	22,265	23,566
Deutsche Bank AG	3.700%	5/30/24	12,153	12,095
Deutsche Bank AG	4.100%	1/13/26	9,050	9,176
Discover Bank	4.200%	8/8/23	11,476	12,080
Discover Bank	4.250%	3/13/26	3,512	3,632
Discover Bank	3.450%	7/27/26	11,860	11,579
Discover Financial Services	3.850%	11/21/22	6,623	6,800
Discover Financial Services	3.950%	11/6/24	7,003	7,116
Discover Financial Services	3.750%	3/4/25	6,821	6,781
Discover Financial Services	4.100%	2/9/27	5,600	5,650
Fifth Third Bancorp	4.300%	1/16/24	7,951	8,401
Fifth Third Bank	3.850%	3/15/26	7,300	7,476
First Republic Bank	2.500%	6/6/22	5,200	5,207
FirstMerit Bank NA	4.270%	11/25/26	450	464

FirstMerit Corp.	4.350%	2/4/23	2,950	3,091
Goldman Sachs Group Inc.	3.625%	1/22/23	21,006	21,757
Goldman Sachs Group Inc.	4.000%	3/3/24	35,078	36,836
Goldman Sachs Group Inc.	3.850%	7/8/24	26,242	27,319
Goldman Sachs Group Inc.	3.500%	1/23/25	27,908	28,191
Goldman Sachs Group Inc.	3.750%	5/22/25	16,838	17,248
Goldman Sachs Group Inc.	4.250%	10/21/25	21,885	22,700
Goldman Sachs Group Inc.	3.750%	2/25/26	21,576	22,013
Goldman Sachs Group Inc.	3.500%	11/16/26	32,300	31,997
Goldman Sachs Group Inc.	5.950%	1/15/27	6,737	7,919
Goldman Sachs Group Inc.	3.850%	1/26/27	27,693	28,211
2 Goldman Sachs Group Inc.	3.691%	6/5/28	26,000	26,000
HSBC Holdings plc	5.100%	4/5/21		—
HSBC Holdings plc	3.600%	5/25/23	27,056	27,933
HSBC Holdings plc	4.250%	3/14/24	21,066	21,885
HSBC Holdings plc	4.250%	8/18/25	18,261	18,863
HSBC Holdings plc	4.300%	3/8/26	30,445	32,390
HSBC Holdings plc	3.900%	5/25/26	24,607	25,401
HSBC Holdings plc	4.375%	11/23/26	17,613	18,301
2 HSBC Holdings plc	4.041%	3/13/28	23,800	24,611
HSBC USA Inc.	3.500%	6/23/24	5,675	5,858
ING Groep NV	3.950%	3/29/27	16,000	16,609
Intesa Sanpaolo SPA	5.250%	1/12/24	11,100	12,033
JPMorgan Chase & Co.	4.350%	8/15/21		—
JPMorgan Chase & Co.	3.250%	9/23/22	31,708	32,514
JPMorgan Chase & Co.	2.972%	1/15/23	24,275	24,526
JPMorgan Chase & Co.	3.200%	1/25/23	20,874	21,294
JPMorgan Chase & Co.	3.375%	5/1/23	22,808	23,154
JPMorgan Chase & Co.	2.700%	5/18/23	22,303	22,035
JPMorgan Chase & Co.	3.875%	2/1/24	19,577	20,557
JPMorgan Chase & Co.	3.625%	5/13/24	23,447	24,272
JPMorgan Chase & Co.	3.875%	9/10/24	26,945	27,765
JPMorgan Chase & Co.	3.125%	1/23/25	29,800	29,693
2 JPMorgan Chase & Co.	3.220%	3/1/25	12,000	12,004
JPMorgan Chase & Co.	3.900%	7/15/25	26,355	27,552
JPMorgan Chase & Co.	3.300%	4/1/26	34,522	34,265
JPMorgan Chase & Co.	3.200%	6/15/26	14,778	14,575
JPMorgan Chase & Co.	2.950%	10/1/26	27,500	26,522
JPMorgan Chase & Co.	4.125%	12/15/26	23,202	24,105
2 JPMorgan Chase & Co.	3.782%	2/1/28	20,807	21,318
2 JPMorgan Chase & Co.	3.540%	5/1/28	21,000	21,056
KeyBank NA	3.300%	6/1/25	4,445	4,521
KeyBank NA	3.400%	5/20/26	8,586	8,489
Lloyds Banking Group plc	4.500%	11/4/24	9,749	10,175
Lloyds Banking Group plc	4.582%	12/10/25	14,866	15,586
Lloyds Banking Group plc	4.650%	3/24/26	13,450	14,125
Lloyds Banking Group plc	3.750%	1/11/27	19,170	19,373
Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,950	7,891
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	7,300	7,185
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	28,303	29,699
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,750	9,362
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	13,545	14,094
Mizuho Financial Group Inc.	2.839%	9/13/26	8,975	8,732
Mizuho Financial Group Inc.	3.663%	2/28/27	3,150	3,278
Morgan Stanley	4.875%	11/1/22	25,414	27,680
Morgan Stanley	3.750%	2/25/23	21,843	22,778
Morgan Stanley	4.100%	5/22/23	17,023	17,819

Morgan Stanley	3.875%	4/29/24	34,003	35,461
Morgan Stanley	3.700%	10/23/24	30,303	31,255
Morgan Stanley	4.000%	7/23/25	35,655	37,194
Morgan Stanley	5.000%	11/24/25	20,305	22,197
Morgan Stanley	3.875%	1/27/26	33,320	34,324
Morgan Stanley	3.125%	7/27/26	32,047	31,044
Morgan Stanley	6.250%	8/9/26	2,990	3,605
Morgan Stanley	4.350%	9/8/26	23,487	24,565
Morgan Stanley	3.625%	1/20/27	34,920	35,108
Morgan Stanley	3.950%	4/23/27	14,005	14,167
MUFG Americas Holdings Corp.	3.500%	6/18/22	2,350	2,430
MUFG Americas Holdings Corp.	3.000%	2/10/25	3,874	3,788
National Australia Bank Ltd.	3.000%	1/20/23	8,191	8,304
National Australia Bank Ltd.	3.375%	1/14/26	5,100	5,198
National Australia Bank Ltd.	2.500%	7/12/26	13,400	12,717
Northern Trust Corp.	2.375%	8/2/22	5,176	5,184
Northern Trust Corp.	3.950%	10/30/25	6,706	7,141
2 Northern Trust Corp.	3.375%	5/8/32	1,525	1,540
People's United Bank NA	4.000%	7/15/24	1,500	1,513
People's United Financial Inc.	3.650%	12/6/22	2,913	2,983
PNC Bank NA	2.700%	11/1/22	15,229	15,273
PNC Bank NA	2.950%	1/30/23	5,625	5,689
PNC Bank NA	3.800%	7/25/23	5,155	5,428
PNC Bank NA	3.300%	10/30/24	6,625	6,792
PNC Bank NA	2.950%	2/23/25	8,326	8,316
PNC Bank NA	3.250%	6/1/25	7,359	7,500
PNC Bank NA	4.200%	11/1/25	4,875	5,247
PNC Financial Services Group Inc.	2.854%	11/9/22	7,465	7,560
PNC Financial Services Group Inc.	3.900%	4/29/24	6,120	6,411
PNC Financial Services Group Inc.	3.150%	5/19/27	5,300	5,292
Royal Bank of Canada	4.650%	1/27/26	17,951	19,191
Royal Bank of Scotland Group plc	3.875%	9/12/23	33,385	33,832
Royal Bank of Scotland Group plc	4.800%	4/5/26	10,275	10,922
Santander Holdings USA Inc.	4.500%	7/17/25	17,218	17,715
Santander Issuances SAU	5.179%	11/19/25	12,555	13,268
Santander UK Group Holdings plc	3.571%	1/10/23	8,700	8,871
Santander UK plc	4.000%	3/13/24	11,566	12,264
State Street Corp.	3.100%	5/15/23	9,016	9,152
State Street Corp.	3.700%	11/20/23	9,880	10,455
State Street Corp.	3.300%	12/16/24	11,306	11,619
State Street Corp.	3.550%	8/18/25	10,738	11,182
State Street Corp.	2.650%	5/19/26	6,303	6,137
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	3,492	3,583
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	1,375	1,394
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	4,600	4,892
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	3,180	3,383
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	10,900	11,213
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,608
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	13,597	14,201
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	25,230	24,109
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,925	16,655
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	14,500	14,783
SunTrust Bank	2.750%	5/1/23	3,175	3,180
SunTrust Bank	3.300%	5/15/26	6,434	6,322
SVB Financial Group	3.500%	1/29/25	3,125	3,072
Synchrony Financial	4.250%	8/15/24	15,505	15,854
Synchrony Financial	4.500%	7/23/25	12,009	12,373

Synchrony Financial	3.700%	8/4/26	7,020	6,761
2 Toronto-Dominion Bank	3.625%	9/15/31	13,475	13,205
US Bancorp	2.950%	7/15/22	13,231	13,495
US Bancorp	3.700%	1/30/24	11,298	11,962
US Bancorp	3.600%	9/11/24	8,818	9,151
US Bancorp	3.100%	4/27/26	8,780	8,741
US Bancorp	2.375%	7/22/26	9,550	9,048
US Bancorp	3.150%	4/27/27	13,425	13,472
US Bank NA	2.800%	1/27/25	12,765	12,654
Wachovia Corp.	6.605%	10/1/25	475	573
Wachovia Corp.	7.574%	8/1/26	1,775	2,248
Wells Fargo & Co.	3.500%	3/8/22		—
Wells Fargo & Co.	3.069%	1/24/23	30,763	31,205
Wells Fargo & Co.	3.450%	2/13/23	22,697	23,297
Wells Fargo & Co.	4.125%	8/15/23	14,477	15,331
Wells Fargo & Co.	4.480%	1/16/24	6,362	6,825
Wells Fargo & Co.	3.300%	9/9/24	26,174	26,515
Wells Fargo & Co.	3.000%	2/19/25	29,880	29,518
Wells Fargo & Co.	3.550%	9/29/25	28,441	29,020
Wells Fargo & Co.	3.000%	4/22/26	32,627	31,736
Wells Fargo & Co.	4.100%	6/3/26	28,778	29,880
Wells Fargo & Co.	3.000%	10/23/26	34,451	33,519
2 Wells Fargo & Co.	3.584%	5/22/28	24,775	24,931
Westpac Banking Corp.	2.850%	5/13/26	15,200	14,849
Westpac Banking Corp.	2.700%	8/19/26	10,044	9,687
Westpac Banking Corp.	3.350%	3/8/27	18,425	18,611
2 Westpac Banking Corp.	4.322%	11/23/31	16,200	16,698

Brokerage (1.6%)
Affiliated Managers Group Inc.	4.250%	2/15/24	4,900	5,109
Affiliated Managers Group Inc.	3.500%	8/1/25	2,001	1,957
Ameriprise Financial Inc.	4.000%	10/15/23	8,587	9,223
Ameriprise Financial Inc.	3.700%	10/15/24	5,795	6,046
Ameriprise Financial Inc.	2.875%	9/15/26	4,930	4,799
Apollo Investment Corp.	5.250%	3/3/25	3,450	3,472
BlackRock Inc.	3.375%	6/1/22	8,040	8,409
BlackRock Inc.	3.500%	3/18/24	11,310	11,912
BlackRock Inc.	3.200%	3/15/27	8,300	8,477
Brookfield Asset Management Inc.	4.000%	1/15/25	4,385	4,478
Brookfield Finance Inc.	4.250%	6/2/26	4,285	4,451
Brookfield Finance LLC	4.000%	4/1/24	8,195	8,428
CBOE Holdings Inc.	3.650%	1/12/27	6,925	7,038
Charles Schwab Corp.	3.225%	9/1/22	1,500	1,546
Charles Schwab Corp.	3.000%	3/10/25	1,025	1,025
Charles Schwab Corp.	3.450%	2/13/26	3,005	3,094
Charles Schwab Corp.	3.200%	3/2/27	7,800	7,879
CME Group Inc.	3.000%	9/15/22	8,505	8,739
CME Group Inc.	3.000%	3/15/25	5,852	5,905
E*TRADE Financial Corp.	5.375%	11/15/22	5,407	5,677
E*TRADE Financial Corp.	4.625%	9/15/23	4,341	4,482
Eaton Vance Corp.	3.625%	6/15/23	2,100	2,182
Eaton Vance Corp.	3.500%	4/6/27	4,350	4,412
Franklin Resources Inc.	2.800%	9/15/22	2,150	2,177
Franklin Resources Inc.	2.850%	3/30/25	4,902	4,845
Intercontinental Exchange Inc.	4.000%	10/15/23	7,236	7,782
Intercontinental Exchange Inc.	3.750%	12/1/25	11,275	11,803
Invesco Finance plc	3.125%	11/30/22	4,638	4,741

Invesco Finance plc	4.000%	1/30/24	4,601	4,882
Invesco Finance plc	3.750%	1/15/26	6,155	6,395
Janus Capital Group Inc.	4.875%	8/1/25	2,930	3,156
Jefferies Group LLC	5.125%	1/20/23	3,825	4,176
Jefferies Group LLC	4.850%	1/15/27	9,975	10,428
Lazard Group LLC	3.750%	2/13/25	2,935	2,957
Lazard Group LLC	3.625%	3/1/27	5,225	5,177
Legg Mason Inc.	3.950%	7/15/24	1,265	1,284
Legg Mason Inc.	4.750%	3/15/26	4,300	4,560
Leucadia National Corp.	5.500%	10/18/23	7,500	8,073
Nasdaq Inc.	4.250%	6/1/24	1,958	2,059
Nasdaq Inc.	3.850%	6/30/26	8,363	8,499
Raymond James Financial Inc.	3.625%	9/15/26	5,090	5,117
Stifel Financial Corp.	4.250%	7/18/24	4,475	4,583
TD Ameritrade Holding Corp.	3.625%	4/1/25	5,300	5,500
TD Ameritrade Holding Corp.	3.300%	4/1/27	11,050	11,098

Finance Companies (0.4%)
2 AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	4,600	4,922
Air Lease Corp.	3.000%	9/15/23	10,118	10,036
Air Lease Corp.	4.250%	9/15/24	3,825	4,036
Air Lease Corp.	3.625%	4/1/27	4,225	4,234
GATX Corp.	3.900%	3/30/23	1,775	1,852
GATX Corp.	3.250%	3/30/25	2,650	2,612
GATX Corp.	3.250%	9/15/26	3,930	3,820
GATX Corp.	3.850%	3/30/27	1,350	1,368
GE Capital International Funding Co.	3.373%	11/15/25	21,682	22,614
International Lease Finance Corp.	5.875%	8/15/22	7,259	8,221
Prospect Capital Corp.	5.875%	3/15/23	1,425	1,465

Insurance (4.4%)
Aetna Inc.	2.750%	11/15/22	7,861	7,891
Aetna Inc.	2.800%	6/15/23	17,719	17,716
Aetna Inc.	3.500%	11/15/24	8,670	8,982
Aflac Inc.	3.625%	6/15/23	5,270	5,575
Aflac Inc.	3.625%	11/15/24	8,375	8,763
Aflac Inc.	3.250%	3/17/25	3,575	3,632
Aflac Inc.	2.875%	10/15/26	4,793	4,665
Alleghany Corp.	4.950%	6/27/22	3,916	4,308
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	4,225	4,275
Allstate Corp.	3.150%	6/15/23	5,454	5,626
Allstate Corp.	3.280%	12/15/26	6,032	6,157
2 Allstate Corp.	5.750%	8/15/53	6,950	7,558
American Financial Group Inc.	3.500%	8/15/26	4,495	4,482
American International Group Inc.	4.875%	6/1/22	13,428	14,774
American International Group Inc.	4.125%	2/15/24	10,186	10,745
American International Group Inc.	3.750%	7/10/25	14,174	14,506
American International Group Inc.	3.900%	4/1/26	14,977	15,465
Anthem Inc.	3.300%	1/15/23	9,874	10,086
Anthem Inc.	3.500%	8/15/24	7,893	8,060
Aon Corp.	8.205%	1/1/27	3,185	4,144
Aon plc	4.000%	11/27/23	2,125	2,257
Aon plc	3.500%	6/14/24	7,424	7,573
Aon plc	3.875%	12/15/25	10,609	11,005
Arch Capital Finance LLC	4.011%	12/15/26	8,225	8,565
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,650	1,756

Assurant Inc.	4.000%	3/15/23	2,800	2,899
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,796	5,154
Berkshire Hathaway Inc.	3.000%	2/11/23	6,540	6,746
Berkshire Hathaway Inc.	2.750%	3/15/23	20,591	20,907
Berkshire Hathaway Inc.	3.125%	3/15/26	27,420	27,793
Brown & Brown Inc.	4.200%	9/15/24	4,625	4,826
Chubb INA Holdings Inc.	2.875%	11/3/22	12,375	12,625
Chubb INA Holdings Inc.	2.700%	3/13/23	3,947	3,963
Chubb INA Holdings Inc.	3.350%	5/15/24	5,316	5,506
Chubb INA Holdings Inc.	3.150%	3/15/25	9,378	9,542
Chubb INA Holdings Inc.	3.350%	5/3/26	17,125	17,634
Cigna Corp.	3.250%	4/15/25	8,375	8,405
Cigna Corp.	7.875%	5/15/27	1,040	1,405
CNA Financial Corp.	3.950%	5/15/24	3,895	4,054
CNA Financial Corp.	4.500%	3/1/26	5,535	5,971
Fidelity National Financial Inc.	5.500%	9/1/22	2,575	2,755
First American Financial Corp.	4.600%	11/15/24	2,850	2,889
Hanover Insurance Group Inc.	4.500%	4/15/26	2,650	2,765
Humana Inc.	3.150%	12/1/22	4,695	4,773
Humana Inc.	3.850%	10/1/24	7,707	7,992
Humana Inc.	3.950%	3/15/27	7,900	8,174
Lincoln National Corp.	4.000%	9/1/23	1,900	2,011
Lincoln National Corp.	3.350%	3/9/25	3,885	3,904
Lincoln National Corp.	3.625%	12/12/26	5,220	5,252
Loews Corp.	2.625%	5/15/23	7,233	7,214
Loews Corp.	3.750%	4/1/26	3,602	3,726
Manulife Financial Corp.	4.150%	3/4/26	14,575	15,477
2 Manulife Financial Corp.	4.061%	2/24/32	6,000	6,109
Markel Corp.	4.900%	7/1/22	3,370	3,699
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	7,732	7,965
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	925	990
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,375	5,558
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	6,065	6,241
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	7,535	7,875
Mercury General Corp.	4.400%	3/15/27	3,700	3,762
MetLife Inc.	3.048%	12/15/22	4,934	5,052
MetLife Inc.	4.368%	9/15/23	10,111	11,074
MetLife Inc.	3.600%	4/10/24	9,600	10,089
MetLife Inc.	3.000%	3/1/25	4,483	4,486
MetLife Inc.	3.600%	11/13/25	6,225	6,474
Montpelier Re Holdings Ltd.	4.700%	10/15/22	2,975	3,228
Munich Re America Corp.	7.450%	12/15/26	1,350	1,731
Old Republic International Corp.	4.875%	10/1/24	3,000	3,205
Old Republic International Corp.	3.875%	8/26/26	6,875	6,847
Primerica Inc.	4.750%	7/15/22	3,187	3,415
Principal Financial Group Inc.	3.300%	9/15/22	1,775	1,830
Principal Financial Group Inc.	3.125%	5/15/23	3,133	3,172
Principal Financial Group Inc.	3.400%	5/15/25	4,724	4,824
Principal Financial Group Inc.	3.100%	11/15/26	3,830	3,781
Progressive Corp.	2.450%	1/15/27	4,935	4,711
Prudential Financial Inc.	3.500%	5/15/24	9,585	10,019
2 Prudential Financial Inc.	5.875%	9/15/42	9,800	10,805
2 Prudential Financial Inc.	5.625%	6/15/43	14,970	16,280
2 Prudential Financial Inc.	5.200%	3/15/44	4,675	4,938
2 Prudential Financial Inc.	5.375%	5/15/45	9,600	10,260
Reinsurance Group of America Inc.	4.700%	9/15/23	2,700	2,954
Reinsurance Group of America Inc.	3.950%	9/15/26	3,600	3,676

Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,540	3,127
Torchmark Corp.	3.800%	9/15/22	1,130	1,171
Trinity Acquisition plc	4.400%	3/15/26	5,862	6,150
UnitedHealth Group Inc.	3.350%	7/15/22	9,228	9,691
UnitedHealth Group Inc.	2.750%	2/15/23	5,150	5,209
UnitedHealth Group Inc.	2.875%	3/15/23	9,634	9,816
UnitedHealth Group Inc.	3.750%	7/15/25	23,779	25,111
UnitedHealth Group Inc.	3.100%	3/15/26	9,610	9,678
UnitedHealth Group Inc.	3.450%	1/15/27	9,102	9,359
UnitedHealth Group Inc.	3.375%	4/15/27	5,475	5,603
Unum Group	4.000%	3/15/24	5,175	5,375
Voya Financial Inc.	5.500%	7/15/22	2,636	2,950
Voya Financial Inc.	3.650%	6/15/26	4,900	4,935
Willis North America Inc.	3.600%	5/15/24	3,000	3,045
XLIT Ltd.	6.375%	11/15/24	1,796	2,118
XLIT Ltd.	4.450%	3/31/25	6,100	6,279
XLIT Ltd.	6.250%	5/15/27	1,460	1,753

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	925	971

Real Estate Investment Trusts (4.6%)
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	3,525	3,645
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	3,406	3,584
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	1,625	1,664
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	5,849	6,069
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	2,900	3,032
AvalonBay Communities Inc.	2.950%	9/15/22	500	508
AvalonBay Communities Inc.	2.850%	3/15/23	1,650	1,647
AvalonBay Communities Inc.	4.200%	12/15/23	4,650	5,000
AvalonBay Communities Inc.	3.500%	11/15/24	3,733	3,840
AvalonBay Communities Inc.	3.450%	6/1/25	6,275	6,412
AvalonBay Communities Inc.	3.500%	11/15/25	3,000	3,055
AvalonBay Communities Inc.	2.950%	5/11/26	5,190	5,075
AvalonBay Communities Inc.	2.900%	10/15/26	3,475	3,381
AvalonBay Communities Inc.	3.350%	5/15/27	4,750	4,791
Boston Properties LP	3.850%	2/1/23	6,236	6,568
Boston Properties LP	3.125%	9/1/23	4,160	4,210
Boston Properties LP	3.800%	2/1/24	10,432	10,825
Boston Properties LP	3.650%	2/1/26	12,214	12,452
Boston Properties LP	2.750%	10/1/26	8,433	7,967
Brixmor Operating Partnership LP	3.875%	8/15/22	5,403	5,578
Brixmor Operating Partnership LP	3.250%	9/15/23	5,540	5,480
Brixmor Operating Partnership LP	3.650%	6/15/24	3,700	3,684
Brixmor Operating Partnership LP	3.850%	2/1/25	6,342	6,334
Brixmor Operating Partnership LP	4.125%	6/15/26	6,745	6,830
Brixmor Operating Partnership LP	3.900%	3/15/27	3,925	3,894
Camden Property Trust	2.950%	12/15/22	2,950	2,942
Care Capital Properties LP	5.125%	8/15/26	4,425	4,430
CBL & Associates LP	5.250%	12/1/23	3,225	3,231
CBL & Associates LP	4.600%	10/15/24	4,800	4,484
CBL & Associates LP	5.950%	12/15/26	1,200	1,191
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	3,085	3,164

Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	5,600	5,489
Corporate Office Properties LP	3.600%	5/15/23	3,625	3,598
Corporate Office Properties LP	5.250%	2/15/24	3,075	3,279
Corporate Office Properties LP	5.000%	7/1/25	1,000	1,059
CubeSmart LP	4.375%	12/15/23	2,950	3,133
CubeSmart LP	4.000%	11/15/25	3,525	3,622
CubeSmart LP	3.125%	9/1/26	2,920	2,803
DCT Industrial Operating Partnership LP	4.500%	10/15/23	2,300	2,436
DDR Corp.	4.625%	7/15/22	5,974	6,259
DDR Corp.	3.375%	5/15/23	4,570	4,457
DDR Corp.	3.625%	2/1/25	8,925	8,514
DDR Corp.	4.250%	2/1/26	3,654	3,602
Digital Realty Trust LP	3.950%	7/1/22	6,060	6,383
Digital Realty Trust LP	3.625%	10/1/22	4,661	4,807
Digital Realty Trust LP	4.750%	10/1/25	3,375	3,645
Duke Realty LP	4.375%	6/15/22	300	321
Duke Realty LP	3.875%	10/15/22	4,293	4,488
Duke Realty LP	3.625%	4/15/23	2,500	2,564
Duke Realty LP	3.750%	12/1/24	3,650	3,773
Duke Realty LP	3.250%	6/30/26	1,800	1,778
EPR Properties	5.750%	8/15/22	2,590	2,874
EPR Properties	4.500%	4/1/25	2,850	2,899
EPR Properties	4.750%	12/15/26	5,100	5,234
Equity One Inc.	3.750%	11/15/22	2,530	2,633
ERP Operating LP	3.000%	4/15/23	4,125	4,133
ERP Operating LP	3.375%	6/1/25	2,950	2,984
ERP Operating LP	2.850%	11/1/26	5,940	5,731
Essex Portfolio LP	3.625%	8/15/22	1,300	1,347
Essex Portfolio LP	3.250%	5/1/23	5,715	5,766
Essex Portfolio LP	3.875%	5/1/24	3,464	3,593
Essex Portfolio LP	3.500%	4/1/25	5,265	5,305
Essex Portfolio LP	3.375%	4/15/26	4,450	4,405
Essex Portfolio LP	3.625%	5/1/27	1,000	1,002
Federal Realty Investment Trust	2.750%	6/1/23	5,352	5,267
HCP Inc.	3.150%	8/1/22	3,271	3,298
HCP Inc.	4.000%	12/1/22	6,410	6,698
HCP Inc.	4.250%	11/15/23	8,075	8,482
HCP Inc.	4.200%	3/1/24	4,100	4,276
HCP Inc.	3.875%	8/15/24	8,360	8,532
HCP Inc.	3.400%	2/1/25	6,388	6,287
HCP Inc.	4.000%	6/1/25	7,404	7,583
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,875	1,898
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,050	2,985
Highwoods Realty LP	3.625%	1/15/23	800	813
Highwoods Realty LP	3.875%	3/1/27	3,325	3,340
Hospitality Properties Trust	5.000%	8/15/22	3,876	4,159
Hospitality Properties Trust	4.500%	6/15/23	2,825	2,978
Hospitality Properties Trust	4.650%	3/15/24	3,140	3,291
Hospitality Properties Trust	4.500%	3/15/25	3,100	3,188
Hospitality Properties Trust	5.250%	2/15/26	4,150	4,425
Hospitality Properties Trust	4.950%	2/15/27	6,350	6,659
Host Hotels & Resorts LP	4.750%	3/1/23	5,198	5,574
Host Hotels & Resorts LP	3.750%	10/15/23	7,190	7,327
Host Hotels & Resorts LP	3.875%	4/1/24	5,950	6,069
Host Hotels & Resorts LP	4.000%	6/15/25	3,770	3,846
Kilroy Realty LP	3.800%	1/15/23	3,650	3,784

Kilroy Realty LP	4.375%	10/1/25	3,717	3,912
Kimco Realty Corp.	3.400%	11/1/22	5,475	5,621
Kimco Realty Corp.	3.125%	6/1/23	3,563	3,550
Kimco Realty Corp.	2.700%	3/1/24	1,875	1,802
Kimco Realty Corp.	2.800%	10/1/26	6,045	5,666
Kimco Realty Corp.	3.800%	4/1/27	2,175	2,175
Kite Realty Group LP	4.000%	10/1/26	2,875	2,799
Liberty Property LP	4.125%	6/15/22	4,568	4,819
Liberty Property LP	3.375%	6/15/23	4,223	4,279
Liberty Property LP	4.400%	2/15/24	3,025	3,218
Liberty Property LP	3.750%	4/1/25	2,225	2,269
Liberty Property LP	3.250%	10/1/26	4,850	4,717
LifeStorage LP	3.500%	7/1/26	5,416	5,228
Mack-Cali Realty LP	3.150%	5/15/23	985	932
Mid-America Apartments LP	4.300%	10/15/23	2,475	2,637
Mid-America Apartments LP	3.750%	6/15/24	4,990	5,149
Mid-America Apartments LP	4.000%	11/15/25	5,800	6,046
National Retail Properties Inc.	3.800%	10/15/22	2,233	2,333
National Retail Properties Inc.	3.300%	4/15/23	2,575	2,613
National Retail Properties Inc.	3.900%	6/15/24	6,800	7,012
National Retail Properties Inc.	4.000%	11/15/25	2,400	2,473
National Retail Properties Inc.	3.600%	12/15/26	6,900	6,912
Omega Healthcare Investors Inc.	4.375%	8/1/23	9,825	10,095
Omega Healthcare Investors Inc.	4.950%	4/1/24	4,705	4,923
Omega Healthcare Investors Inc.	4.500%	1/15/25	4,285	4,349
Omega Healthcare Investors Inc.	5.250%	1/15/26	6,725	7,129
Omega Healthcare Investors Inc.	4.500%	4/1/27	3,785	3,776
Omega Healthcare Investors Inc.	4.750%	1/15/28	1,500	1,506
Physicians Realty LP	4.300%	3/15/27	3,950	4,026
Piedmont Operating Partnership LP	3.400%	6/1/23	1,000	978
Piedmont Operating Partnership LP	4.450%	3/15/24	4,525	4,640
Prologis LP	4.250%	8/15/23	9,995	10,830
Prologis LP	3.750%	11/1/25	8,520	8,909
Realty Income Corp.	3.250%	10/15/22	6,702	6,847
Realty Income Corp.	4.650%	8/1/23	6,605	7,185
Realty Income Corp.	3.875%	7/15/24	2,560	2,656
Realty Income Corp.	4.125%	10/15/26	8,627	8,971
Realty Income Corp.	3.000%	1/15/27	6,150	5,863
Regency Centers LP	3.600%	2/1/27	5,925	5,998
Select Income REIT	4.250%	5/15/24	3,200	3,195
Select Income REIT	4.500%	2/1/25	4,125	4,149
Simon Property Group LP	2.625%	6/15/22	5,000	5,014
Simon Property Group LP	2.750%	2/1/23	5,427	5,418
Simon Property Group LP	3.750%	2/1/24	6,352	6,626
Simon Property Group LP	3.375%	10/1/24	6,279	6,388
Simon Property Group LP	3.500%	9/1/25	7,173	7,297
Simon Property Group LP	3.300%	1/15/26	9,000	9,015
Simon Property Group LP	3.250%	11/30/26	6,950	6,917
Tanger Properties LP	3.750%	12/1/24	1,100	1,108
Tanger Properties LP	3.125%	9/1/26	3,390	3,191
UDR Inc.	3.750%	7/1/24	5,080	5,224
UDR Inc.	4.000%	10/1/25	2,845	2,945
UDR Inc.	2.950%	9/1/26	3,345	3,178
Ventas Realty LP	3.100%	1/15/23	5,450	5,499
Ventas Realty LP	3.125%	6/15/23	3,675	3,677
Ventas Realty LP	3.750%	5/1/24	2,555	2,616
Ventas Realty LP	3.500%	2/1/25	4,320	4,323

Ventas Realty LP	4.125%	1/15/26	5,601	5,801
Ventas Realty LP	3.250%	10/15/26	3,685	3,578
Ventas Realty LP	3.850%	4/1/27	1,900	1,908
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	7,128	7,257
VEREIT Operating Partnership LP	4.600%	2/6/24	5,070	5,305
VEREIT Operating Partnership LP	4.875%	6/1/26	9,237	9,768
Washington REIT	3.950%	10/15/22	1,550	1,577
Weingarten Realty Investors	3.375%	10/15/22	2,550	2,595
Weingarten Realty Investors	3.500%	4/15/23	2,975	3,020
Weingarten Realty Investors	4.450%	1/15/24	725	765
Weingarten Realty Investors	3.850%	6/1/25	600	610
Welltower Inc.	3.750%	3/15/23	5,055	5,251
Welltower Inc.	4.500%	1/15/24	3,794	4,070
Welltower Inc.	4.000%	6/1/25	11,496	11,903
Welltower Inc.	4.250%	4/1/26	7,926	8,307
WP Carey Inc.	4.600%	4/1/24	5,858	6,116
WP Carey Inc.	4.000%	2/1/25	2,550	2,560
WP Carey Inc.	4.250%	10/1/26	2,575	2,613
				5,328,429
Industrial (60.0%)
Basic Industry (2.9%)
Agrium Inc.	3.150%	10/1/22	9,003	9,205
Agrium Inc.	3.500%	6/1/23	5,849	5,969
Agrium Inc.	3.375%	3/15/25	7,648	7,683
Air Products & Chemicals Inc.	2.750%	2/3/23	2,750	2,794
Air Products & Chemicals Inc.	3.350%	7/31/24	5,095	5,306
Airgas Inc.	3.650%	7/15/24	3,444	3,612
Albemarle Corp.	4.150%	12/1/24	4,900	5,175
Barrick Gold Corp.	4.100%	5/1/23	7,244	7,876
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	17,665	18,878
Braskem Finance Ltd.	6.450%	2/3/24	7,500	8,044
Cabot Corp.	3.700%	7/15/22	3,990	4,136
Celanese US Holdings LLC	4.625%	11/15/22	3,000	3,255
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	2,900	3,008
Cytec Industries Inc.	3.500%	4/1/23	6,631	6,720
Dow Chemical Co.	3.000%	11/15/22	13,767	14,028
Dow Chemical Co.	3.500%	10/1/24	9,439	9,767
Eastman Chemical Co.	3.600%	8/15/22	7,732	8,062
Eastman Chemical Co.	3.800%	3/15/25	6,828	7,061
Ecolab Inc.	3.250%	1/14/23	2,733	2,823
Ecolab Inc.	2.700%	11/1/26	10,667	10,340
EI du Pont de Nemours & Co.	2.800%	2/15/23	12,355	12,404
Fibria Overseas Finance Ltd.	5.250%	5/12/24	4,893	5,162
Fibria Overseas Finance Ltd.	5.500%	1/17/27	7,200	7,407
FMC Corp.	4.100%	2/1/24	4,400	4,567
Georgia-Pacific LLC	8.000%	1/15/24	2,541	3,272
Georgia-Pacific LLC	7.375%	12/1/25	2,427	3,107
Goldcorp Inc.	3.700%	3/15/23	9,705	10,043
HB Fuller Co.	4.000%	2/15/27	250	256
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,475	1,499
International Paper Co.	3.650%	6/15/24	6,099	6,306
International Paper Co.	3.800%	1/15/26	9,175	9,490
International Paper Co.	3.000%	2/15/27	8,990	8,667
LYB International Finance BV	4.000%	7/15/23	7,680	8,168
LYB International Finance II BV	3.500%	3/2/27	13,050	12,968
LyondellBasell Industries NV	5.750%	4/15/24	10,161	11,711
Methanex Corp.	4.250%	12/1/24	4,040	3,974

Monsanto Co.	2.200%	7/15/22	1,350	1,318
Monsanto Co.	3.375%	7/15/24	8,810	8,993
Monsanto Co.	2.850%	4/15/25	4,500	4,383
Monsanto Co.	5.500%	8/15/25	575	655
Mosaic Co.	4.250%	11/15/23	8,525	8,985
NewMarket Corp.	4.100%	12/15/22	1,050	1,088
Nucor Corp.	4.125%	9/15/22	6,066	6,518
Nucor Corp.	4.000%	8/1/23	5,439	5,798
Packaging Corp. of America	3.900%	6/15/22	8,447	8,895
Packaging Corp. of America	4.500%	11/1/23	6,870	7,461
Packaging Corp. of America	3.650%	9/15/24	4,695	4,810
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	4,115	4,176
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	4,000	3,897
Potash Corp. of Saskatchewan Inc.	4.000%	12/15/26	12,400	12,799
Praxair Inc.	2.200%	8/15/22	5,668	5,615
Praxair Inc.	2.700%	2/21/23	2,425	2,451
Praxair Inc.	2.650%	2/5/25	2,465	2,457
Praxair Inc.	3.200%	1/30/26	7,825	8,071
Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,325	4,566
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	11,975	12,570
Rio Tinto Finance USA plc	2.875%	8/21/22	6,473	6,577
RPM International Inc.	3.450%	11/15/22	3,405	3,522
RPM International Inc.	3.750%	3/15/27	2,400	2,456
Sherwin-Williams Co.	2.750%	6/1/22	2,250	2,264
Sherwin-Williams Co.	3.125%	6/1/24	4,500	4,544
Sherwin-Williams Co.	3.450%	8/1/25	4,625	4,708
Sherwin-Williams Co.	3.450%	6/1/27	2,500	2,528
Southern Copper Corp.	3.500%	11/8/22	1,700	1,724
Southern Copper Corp.	3.875%	4/23/25	5,875	5,953
Vale Overseas Ltd.	6.250%	8/10/26	20,090	21,798
Valspar Corp.	3.950%	1/15/26	3,200	3,311
Westlake Chemical Corp.	3.600%	8/15/26	13,005	12,966
WestRock RKT Co.	4.000%	3/1/23	4,370	4,614
Weyerhaeuser Co.	3.250%	3/15/23	750	765
Weyerhaeuser Co.	4.625%	9/15/23	4,850	5,308
Weyerhaeuser Co.	8.500%	1/15/25	1,375	1,813
Yamana Gold Inc.	4.950%	7/15/24	2,835	2,849

Capital Goods (4.7%)
3M Co.	2.000%	6/26/22	4,320	4,305
3M Co.	3.000%	8/7/25	4,524	4,610
3M Co.	2.250%	9/19/26	8,330	7,965
Bemis Co. Inc.	3.100%	9/15/26	2,200	2,162
Boeing Co.	1.875%	6/15/23	4,300	4,162
Boeing Co.	7.950%	8/15/24	3,780	5,035
Boeing Co.	2.850%	10/30/24	6,108	6,215
Boeing Co.	2.500%	3/1/25	440	431
Boeing Co.	2.600%	10/30/25	3,150	3,111
Boeing Co.	2.250%	6/15/26	2,725	2,628
Boeing Co.	2.800%	3/1/27	2,300	2,293
Carlisle Cos. Inc.	3.750%	11/15/22	2,475	2,475
Caterpillar Financial Services Corp.	2.850%	6/1/22	4,870	4,981
Caterpillar Financial Services Corp.	2.625%	3/1/23	2,500	2,507
Caterpillar Financial Services Corp.	3.750%	11/24/23	4,650	4,971
Caterpillar Financial Services Corp.	3.300%	6/9/24	2,250	2,323
Caterpillar Financial Services Corp.	3.250%	12/1/24	3,450	3,557
Caterpillar Financial Services Corp.	2.400%	8/9/26	5,650	5,429

Caterpillar Inc.	2.600%	6/26/22	3,800	3,850
Caterpillar Inc.	3.400%	5/15/24	10,277	10,738
Crane Co.	4.450%	12/15/23	2,550	2,701
Deere & Co.	2.600%	6/8/22	10,009	10,158
Dover Corp.	3.150%	11/15/25	6,450	6,595
Eaton Corp.	2.750%	11/2/22	15,531	15,724
Embraer Netherlands Finance BV	5.050%	6/15/25	14,125	14,502
Embraer Netherlands Finance BV	5.400%	2/1/27	7,075	7,329
3 Embraer Overseas Ltd.	5.696%	9/16/23	2,725	2,901
Embraer SA	5.150%	6/15/22	3,800	3,981
Emerson Electric Co.	2.625%	2/15/23	3,800	3,871
Emerson Electric Co.	3.150%	6/1/25	4,550	4,697
Flowserve Corp.	3.500%	9/15/22	4,625	4,759
Flowserve Corp.	4.000%	11/15/23	3,525	3,677
3 Fortive Corp.	3.150%	6/15/26	8,072	8,099
Fortune Brands Home & Security Inc.	4.000%	6/15/25	3,600	3,769
General Dynamics Corp.	2.250%	11/15/22	11,199	11,191
General Dynamics Corp.	1.875%	8/15/23	7,954	7,709
General Dynamics Corp.	2.125%	8/15/26	4,000	3,783
General Electric Capital Corp.	3.150%	9/7/22	12,232	12,754
General Electric Capital Corp.	3.100%	1/9/23	15,272	15,883
General Electric Co.	2.700%	10/9/22	30,413	31,078
General Electric Co.	3.375%	3/11/24	7,693	8,115
General Electric Co.	3.450%	5/15/24	7,728	8,124
Harris Corp.	3.832%	4/27/25	4,090	4,246
Hexcel Corp.	4.700%	8/15/25	500	537
Hexcel Corp.	3.950%	2/15/27	6,305	6,490
Honeywell International Inc.	3.350%	12/1/23	2,775	2,896
Honeywell International Inc.	2.500%	11/1/26	13,000	12,525
Hubbell Inc.	3.350%	3/1/26	3,704	3,747
Illinois Tool Works Inc.	3.500%	3/1/24	7,589	8,009
Illinois Tool Works Inc.	2.650%	11/15/26	14,483	14,211
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	10,085	10,959
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	2,478	2,545
John Deere Capital Corp.	2.800%	1/27/23	4,289	4,353
John Deere Capital Corp.	2.800%	3/6/23	11,446	11,602
John Deere Capital Corp.	3.350%	6/12/24	6,215	6,449
John Deere Capital Corp.	3.400%	9/11/25	2,175	2,269
John Deere Capital Corp.	2.650%	6/10/26	6,655	6,520
Johnson Controls International plc	3.625%	7/2/24	3,800	3,948
Johnson Controls International plc	3.900%	2/14/26	7,160	7,533
L3 Technologies Inc.	3.950%	5/28/24	2,695	2,806
L3 Technologies Inc.	3.850%	12/15/26	5,400	5,566
Leggett & Platt Inc.	3.800%	11/15/24	2,700	2,785
Legrand France SA	8.500%	2/15/25	2,785	3,660
Lennox International Inc.	3.000%	11/15/23	3,175	3,180
Lockheed Martin Corp.	3.100%	1/15/23	3,050	3,132
Lockheed Martin Corp.	2.900%	3/1/25	8,780	8,769
Lockheed Martin Corp.	3.550%	1/15/26	21,048	21,891
Martin Marietta Materials Inc.	4.250%	7/2/24	2,550	2,686
Martin Marietta Materials Inc.	3.450%	6/1/27	2,400	2,398
Masco Corp.	4.450%	4/1/25	3,672	3,920
Masco Corp.	4.375%	4/1/26	9,200	9,798
Mohawk Industries Inc.	3.850%	2/1/23	4,590	4,766
Northrop Grumman Corp.	3.250%	8/1/23	10,410	10,784
Northrop Grumman Corp.	3.200%	2/1/27	7,100	7,201
Northrop Grumman Systems Corp.	7.875%	3/1/26	1,300	1,730

Owens Corning	4.200%	12/15/22	6,110	6,480
Owens Corning	4.200%	12/1/24	2,850	2,977
Owens Corning	3.400%	8/15/26	5,750	5,688
Parker-Hannifin Corp.	3.500%	9/15/22	2,895	3,066
Parker-Hannifin Corp.	3.300%	11/21/24	4,297	4,459
3 Parker-Hannifin Corp.	3.250%	3/1/27	10,650	10,821
Precision Castparts Corp.	2.500%	1/15/23	15,568	15,590
Precision Castparts Corp.	3.250%	6/15/25	9,781	10,054
Raytheon Co.	2.500%	12/15/22	10,345	10,450
Raytheon Co.	3.150%	12/15/24	2,375	2,456
Republic Services Inc.	3.550%	6/1/22	10,487	10,984
Republic Services Inc.	4.750%	5/15/23	6,418	7,120
Republic Services Inc.	3.200%	3/15/25	5,069	5,125
Republic Services Inc.	2.900%	7/1/26	5,025	4,951
Rockwell Automation Inc.	2.875%	3/1/25	1,500	1,498
Rockwell Collins Inc.	3.700%	12/15/23	3,515	3,674
Rockwell Collins Inc.	3.200%	3/15/24	9,900	10,050
Rockwell Collins Inc.	3.500%	3/15/27	13,800	14,066
Roper Technologies Inc.	3.125%	11/15/22	5,247	5,366
Roper Technologies Inc.	3.850%	12/15/25	3,850	3,975
Roper Technologies Inc.	3.800%	12/15/26	10,050	10,368
Snap-on Inc.	3.250%	3/1/27	2,910	2,984
Spirit AeroSystems Inc.	3.850%	6/15/26	2,860	2,903
Stanley Black & Decker Inc.	2.900%	11/1/22	3,724	3,794
Textron Inc.	4.300%	3/1/24	2,740	2,913
Textron Inc.	3.875%	3/1/25	3,250	3,350
Textron Inc.	4.000%	3/15/26	3,500	3,621
Textron Inc.	3.650%	3/15/27	5,550	5,605
Timken CO	3.875%	9/1/24	2,685	2,701
United Technologies Corp.	3.100%	6/1/22	21,029	21,784
United Technologies Corp.	2.650%	11/1/26	11,425	11,119
United Technologies Corp.	3.125%	5/4/27	9,000	9,066
Vulcan Materials Co.	4.500%	4/1/25	3,500	3,731
3 Wabtec Corp.	3.450%	11/15/26	6,902	6,810
Waste Management Inc.	2.900%	9/15/22	6,110	6,299
Waste Management Inc.	2.400%	5/15/23	7,323	7,249
Waste Management Inc.	3.500%	5/15/24	3,205	3,348
Waste Management Inc.	3.125%	3/1/25	8,091	8,223
Waste Management Inc.	7.100%	8/1/26	1,000	1,297
Xylem Inc.	3.250%	11/1/26	5,125	5,142

Communication (7.9%)
21st Century Fox America Inc.	3.000%	9/15/22	11,101	11,311
21st Century Fox America Inc.	4.000%	10/1/23	3,350	3,553
21st Century Fox America Inc.	3.700%	9/15/24	4,470	4,635
21st Century Fox America Inc.	3.700%	10/15/25	2,650	2,729
21st Century Fox America Inc.	7.700%	10/30/25	685	887
21st Century Fox America Inc.	3.375%	11/15/26	5,650	5,667
Activision Blizzard Inc.	2.600%	6/15/22	2,000	2,005
3 Activision Blizzard Inc.	3.400%	9/15/26	12,203	12,121
Activision Blizzard Inc.	3.400%	6/15/27	2,100	2,107
America Movil SAB de CV	3.125%	7/16/22	16,047	16,368
American Tower Corp.	3.500%	1/31/23	11,119	11,444
American Tower Corp.	5.000%	2/15/24	10,242	11,300
American Tower Corp.	4.000%	6/1/25	12,123	12,578
American Tower Corp.	4.400%	2/15/26	4,303	4,545
American Tower Corp.	3.375%	10/15/26	8,838	8,675

American Tower Corp.	3.125%	1/15/27	1,575	1,510
AT&T Inc.	3.000%	6/30/22	27,295	27,418
AT&T Inc.	2.625%	12/1/22	16,539	16,249
AT&T Inc.	3.600%	2/17/23	30,882	31,612
AT&T Inc.	3.800%	3/1/24	9,176	9,374
AT&T Inc.	3.900%	3/11/24	10,509	10,851
AT&T Inc.	4.450%	4/1/24	12,352	13,052
AT&T Inc.	3.950%	1/15/25	23,425	23,828
AT&T Inc.	3.400%	5/15/25	44,808	44,047
AT&T Inc.	4.125%	2/17/26	15,282	15,626
AT&T Inc.	4.250%	3/1/27	25,497	26,237
CBS Corp.	3.700%	8/15/24	7,133	7,324
CBS Corp.	3.500%	1/15/25	3,750	3,773
CBS Corp.	4.000%	1/15/26	10,394	10,763
CBS Corp.	2.900%	1/15/27	6,325	5,979
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	9,782	10,245
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	31,267	33,531
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	47,949	51,990
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	8,909	12,021
Comcast Corp.	3.125%	7/15/22	13,360	13,880
Comcast Corp.	2.850%	1/15/23	8,254	8,394
Comcast Corp.	2.750%	3/1/23	6,682	6,762
Comcast Corp.	3.000%	2/1/24	16,330	16,585
Comcast Corp.	3.600%	3/1/24	10,216	10,754
Comcast Corp.	3.375%	2/15/25	8,583	8,851
Comcast Corp.	3.375%	8/15/25	16,788	17,257
Comcast Corp.	3.150%	3/1/26	22,294	22,467
Comcast Corp.	2.350%	1/15/27	4,394	4,137
Comcast Corp.	3.300%	2/1/27	23,700	24,076
Crown Castle International Corp.	5.250%	1/15/23	18,256	20,389
Crown Castle International Corp.	4.450%	2/15/26	11,288	12,009
Crown Castle International Corp.	3.700%	6/15/26	7,981	8,050
Crown Castle International Corp.	4.000%	3/1/27	4,875	5,031
Discovery Communications LLC	3.250%	4/1/23	2,200	2,171
Discovery Communications LLC	3.800%	3/13/24	8,800	8,809
Discovery Communications LLC	3.450%	3/15/25	2,350	2,275
Discovery Communications LLC	4.900%	3/11/26	9,977	10,508
Electronic Arts Inc.	4.800%	3/1/26	3,596	3,966
Grupo Televisa SAB	6.625%	3/18/25	8,900	10,601
Grupo Televisa SAB	4.625%	1/30/26	1,800	1,898
Historic TW Inc.	9.150%	2/1/23	2,810	3,639
Interpublic Group of Cos. Inc.	3.750%	2/15/23	3,100	3,237
Interpublic Group of Cos. Inc.	4.200%	4/15/24	6,675	7,080
Moody's Corp.	4.500%	9/1/22	3,046	3,298
Moody's Corp.	4.875%	2/15/24	7,449	8,196
NBCUniversal Media LLC	2.875%	1/15/23	13,444	13,704
Omnicom Group Inc.	3.650%	11/1/24	7,365	7,607
Omnicom Group Inc.	3.600%	4/15/26	11,092	11,287
Pacific Bell Telephone Co.	7.125%	3/15/26	1,202	1,477
RELX Capital Inc.	3.125%	10/15/22	6,894	6,911
Rogers Communications Inc.	3.000%	3/15/23	4,956	5,026
Rogers Communications Inc.	4.100%	10/1/23	6,183	6,604
Rogers Communications Inc.	3.625%	12/15/25	7,700	7,892

Rogers Communications Inc.	2.900%	11/15/26	6,175	5,982
S&P Global Inc.	4.000%	6/15/25	8,556	9,045
S&P Global Inc.	4.400%	2/15/26	6,220	6,729
S&P Global Inc.	2.950%	1/22/27	8,950	8,644
Scripps Networks Interactive Inc.	3.500%	6/15/22	7,300	7,558
Scripps Networks Interactive Inc.	3.900%	11/15/24	3,400	3,534
Scripps Networks Interactive Inc.	3.950%	6/15/25	1,500	1,549
TCI Communications Inc.	7.875%	2/15/26	1,457	1,961
Telefonica Emisiones SAU	4.570%	4/27/23	7,575	8,229
Telefonica Emisiones SAU	4.103%	3/8/27	15,850	16,371
TELUS Corp.	2.800%	2/16/27	2,575	2,442
Thomson Reuters Corp.	4.300%	11/23/23	3,000	3,213
Thomson Reuters Corp.	3.850%	9/29/24	5,950	6,201
Thomson Reuters Corp.	3.350%	5/15/26	9,000	9,001
Time Warner Cos. Inc.	7.570%	2/1/24	4,220	5,244
Time Warner Entertainment Co. LP	8.375%	3/15/23	8,740	11,038
Time Warner Inc.	3.400%	6/15/22	2,401	2,459
Time Warner Inc.	4.050%	12/15/23	5,478	5,796
Time Warner Inc.	3.550%	6/1/24	9,353	9,464
Time Warner Inc.	3.600%	7/15/25	16,929	16,919
Time Warner Inc.	3.875%	1/15/26	3,770	3,810
Time Warner Inc.	2.950%	7/15/26	3,156	2,975
Time Warner Inc.	3.800%	2/15/27	19,000	18,986
Verizon Communications Inc.	2.450%	11/1/22	20,780	20,496
Verizon Communications Inc.	5.150%	9/15/23	74,520	83,336
Verizon Communications Inc.	4.150%	3/15/24	14,269	15,064
Verizon Communications Inc.	3.500%	11/1/24	26,204	26,514
Verizon Communications Inc.	2.625%	8/15/26	24,205	22,374
Verizon Communications Inc.	4.125%	3/16/27	34,100	35,370
Viacom Inc.	3.125%	6/15/22	3,000	2,999
Viacom Inc.	4.250%	9/1/23	10,916	11,400
Viacom Inc.	3.875%	4/1/24	9,325	9,446
Viacom Inc.	3.450%	10/4/26	8,650	8,355
Vodafone Group plc	2.500%	9/26/22	12,797	12,675
Vodafone Group plc	2.950%	2/19/23	13,432	13,528
Walt Disney Co.	2.350%	12/1/22	7,673	7,687
Walt Disney Co.	3.150%	9/17/25	11,375	11,694
Walt Disney Co.	3.000%	2/13/26	9,884	9,976
Walt Disney Co.	1.850%	7/30/26	12,256	11,239
WPP Finance 2010	3.625%	9/7/22	6,010	6,205
WPP Finance 2010	3.750%	9/19/24	4,606	4,718

Consumer Cyclical (7.3%)
Advance Auto Parts Inc.	4.500%	12/1/23	2,975	3,172
Alibaba Group Holding Ltd.	3.600%	11/28/24	20,075	20,595
Amazon.com Inc.	2.500%	11/29/22	16,053	16,206
Amazon.com Inc.	3.800%	12/5/24	8,391	9,021
American Honda Finance Corp.	2.900%	2/16/24	8,790	8,954
American Honda Finance Corp.	2.300%	9/9/26	2,665	2,503
Automatic Data Processing Inc.	3.375%	9/15/25	8,656	9,022
AutoNation Inc.	4.500%	10/1/25	5,400	5,629
AutoZone Inc.	2.875%	1/15/23	3,650	3,637
AutoZone Inc.	3.125%	7/15/23	1,542	1,557
AutoZone Inc.	3.250%	4/15/25	5,325	5,293
AutoZone Inc.	3.125%	4/21/26	3,000	2,922
AutoZone Inc.	3.750%	6/1/27	4,500	4,553
Bed Bath & Beyond Inc.	3.749%	8/1/24	1,500	1,510

Block Financial LLC	5.500%	11/1/22	4,350	4,670
Block Financial LLC	5.250%	10/1/25	4,800	5,028
BorgWarner Inc.	3.375%	3/15/25	4,575	4,608
Coach Inc.	4.250%	4/1/25	5,593	5,747
Costco Wholesale Corp.	2.750%	5/18/24	9,100	9,147
Costco Wholesale Corp.	3.000%	5/18/27	5,000	5,022
Cummins Inc.	3.650%	10/1/23	4,483	4,774
CVS Health Corp.	3.500%	7/20/22	18,017	18,778
CVS Health Corp.	2.750%	12/1/22	15,092	15,143
CVS Health Corp.	4.750%	12/1/22	3,324	3,658
CVS Health Corp.	4.000%	12/5/23	14,088	14,920
CVS Health Corp.	3.375%	8/12/24	6,440	6,558
CVS Health Corp.	3.875%	7/20/25	25,886	27,111
CVS Health Corp.	2.875%	6/1/26	16,821	16,335
Darden Restaurants Inc.	3.850%	5/1/27	5,050	5,134
Delphi Automotive plc	4.250%	1/15/26	7,400	7,850
Delphi Corp.	4.150%	3/15/24	6,127	6,476
Dollar General Corp.	3.250%	4/15/23	7,237	7,371
Dollar General Corp.	4.150%	11/1/25	4,800	5,073
Dollar General Corp.	3.875%	4/15/27	6,675	6,838
DR Horton Inc.	4.375%	9/15/22	3,000	3,195
DR Horton Inc.	4.750%	2/15/23	5,100	5,521
DR Horton Inc.	5.750%	8/15/23	2,800	3,189
eBay Inc.	2.600%	7/15/22	12,154	12,152
eBay Inc.	2.750%	1/30/23	6,775	6,781
eBay Inc.	3.450%	8/1/24	5,524	5,602
eBay Inc.	3.600%	6/5/27	2,875	2,875
Expedia Inc.	4.500%	8/15/24	4,935	5,196
Expedia Inc.	5.000%	2/15/26	6,937	7,538
Ford Motor Co.	4.346%	12/8/26	13,959	14,240
Ford Motor Credit Co. LLC	4.250%	9/20/22	9,075	9,507
Ford Motor Credit Co. LLC	3.096%	5/4/23	9,121	8,915
Ford Motor Credit Co. LLC	4.375%	8/6/23	9,397	9,833
Ford Motor Credit Co. LLC	3.810%	1/9/24	14,065	14,274
Ford Motor Credit Co. LLC	3.664%	9/8/24	7,150	7,103
Ford Motor Credit Co. LLC	4.134%	8/4/25	15,848	16,051
Ford Motor Credit Co. LLC	4.389%	1/8/26	11,375	11,596
General Motors Co.	4.875%	10/2/23	15,739	16,815
General Motors Co.	4.000%	4/1/25	3,890	3,903
General Motors Financial Co. Inc.	3.700%	5/9/23	13,776	13,861
General Motors Financial Co. Inc.	4.250%	5/15/23	5,363	5,530
General Motors Financial Co. Inc.	3.950%	4/13/24	7,450	7,466
General Motors Financial Co. Inc.	4.000%	1/15/25	13,945	14,028
General Motors Financial Co. Inc.	4.300%	7/13/25	7,025	7,107
General Motors Financial Co. Inc.	5.250%	3/1/26	13,910	14,949
General Motors Financial Co. Inc.	4.000%	10/6/26	7,681	7,553
General Motors Financial Co. Inc.	4.350%	1/17/27	8,600	8,695
Harley-Davidson Inc.	3.500%	7/28/25	4,000	4,109
Harman International Industries Inc.	4.150%	5/15/25	3,221	3,338
Home Depot Inc.	2.625%	6/1/22	15,095	15,387
Home Depot Inc.	2.700%	4/1/23	10,956	11,167
Home Depot Inc.	3.750%	2/15/24	13,228	14,158
Home Depot Inc.	3.350%	9/15/25	9,695	10,110
Home Depot Inc.	3.000%	4/1/26	8,683	8,792
Home Depot Inc.	2.125%	9/15/26	9,609	9,031
Hyatt Hotels Corp.	3.375%	7/15/23	3,725	3,791
Hyatt Hotels Corp.	4.850%	3/15/26	2,150	2,358

JD.com Inc.	3.875%	4/29/26	2,300	2,286
Kohl's Corp.	3.250%	2/1/23	2,825	2,710
Kohl's Corp.	4.750%	12/15/23	2,263	2,334
Kohl's Corp.	4.250%	7/17/25	6,724	6,665
Lear Corp.	4.750%	1/15/23	1,550	1,604
Lear Corp.	5.375%	3/15/24	5,000	5,300
Lear Corp.	5.250%	1/15/25	5,965	6,345
Lowe's Cos. Inc.	3.875%	9/15/23	5,366	5,804
Lowe's Cos. Inc.	3.125%	9/15/24	3,779	3,880
Lowe's Cos. Inc.	3.375%	9/15/25	11,537	12,008
Lowe's Cos. Inc.	2.500%	4/15/26	12,173	11,778
Lowe's Cos. Inc.	3.100%	5/3/27	16,025	16,055
Macy's Retail Holdings Inc.	2.875%	2/15/23	11,268	10,457
Macy's Retail Holdings Inc.	4.375%	9/1/23	3,735	3,741
Macy's Retail Holdings Inc.	3.625%	6/1/24	5,043	4,690
Macy's Retail Holdings Inc.	6.650%	7/15/24	991	1,089
Magna International Inc.	3.625%	6/15/24	7,313	7,559
Magna International Inc.	4.150%	10/1/25	6,200	6,614
Marriott International Inc.	3.250%	9/15/22	2,500	2,570
Marriott International Inc.	3.750%	3/15/25	3,550	3,657
Marriott International Inc.	3.750%	10/1/25	1,510	1,563
Marriott International Inc.	3.125%	6/15/26	9,034	8,906
Mastercard Inc.	3.375%	4/1/24	10,372	10,847
Mastercard Inc.	2.950%	11/21/26	7,700	7,765
McDonald's Corp.	2.625%	1/15/22		—
McDonald's Corp.	3.250%	6/10/24	1,375	1,415
McDonald's Corp.	3.375%	5/26/25	10,995	11,287
McDonald's Corp.	3.700%	1/30/26	17,840	18,594
McDonald's Corp.	3.500%	3/1/27	9,500	9,706
NIKE Inc.	2.250%	5/1/23	2,074	2,059
NIKE Inc.	2.375%	11/1/26	12,783	12,185
Nordstrom Inc.	4.000%	3/15/27	3,600	3,592
NVR Inc.	3.950%	9/15/22	5,152	5,406
O'Reilly Automotive Inc.	3.800%	9/1/22	2,250	2,372
O'Reilly Automotive Inc.	3.850%	6/15/23	6,125	6,426
O'Reilly Automotive Inc.	3.550%	3/15/26	3,210	3,247
Priceline Group Inc.	3.650%	3/15/25	7,350	7,577
Priceline Group Inc.	3.600%	6/1/26	11,358	11,561
QVC Inc.	5.125%	7/2/22	5,922	6,269
QVC Inc.	4.375%	3/15/23	4,425	4,479
QVC Inc.	4.850%	4/1/24	8,618	8,794
QVC Inc.	4.450%	2/15/25	5,500	5,444
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	2,000	2,213
Signet UK Finance plc	4.700%	6/15/24	3,235	3,102
Staples Inc.	4.375%	1/12/23	3,675	3,769
Starbucks Corp.	2.700%	6/15/22	3,020	3,101
Starbucks Corp.	3.850%	10/1/23	7,289	7,913
Starbucks Corp.	2.450%	6/15/26	8,550	8,274
Target Corp.	3.500%	7/1/24	8,635	9,010
Target Corp.	2.500%	4/15/26	11,615	11,089
TJX Cos. Inc.	2.500%	5/15/23	5,469	5,456
TJX Cos. Inc.	2.250%	9/15/26	9,558	8,923
Toyota Motor Credit Corp.	2.800%	7/13/22	6,982	7,105
Toyota Motor Credit Corp.	2.625%	1/10/23	5,709	5,746
Toyota Motor Credit Corp.	2.250%	10/18/23	4,000	3,911
Toyota Motor Credit Corp.	2.900%	4/17/24	5,985	6,032
Toyota Motor Credit Corp.	3.200%	1/11/27	6,750	6,897

Visa Inc.	2.800%	12/14/22	24,534	25,125
Visa Inc.	3.150%	12/14/25	46,083	47,061
Wal-Mart Stores Inc.	2.550%	4/11/23	20,117	20,442
Wal-Mart Stores Inc.	3.300%	4/22/24	17,473	18,376
Wal-Mart Stores Inc.	5.875%	4/5/27	5,466	6,818
Walgreen Co.	3.100%	9/15/22	9,527	9,730
Walgreens Boots Alliance Inc.	3.100%	6/1/23	9,777	9,844
Walgreens Boots Alliance Inc.	3.800%	11/18/24	22,258	23,095
Walgreens Boots Alliance Inc.	3.450%	6/1/26	16,992	16,969
Wyndham Worldwide Corp.	3.900%	3/1/23	2,950	3,047
Wyndham Worldwide Corp.	4.150%	4/1/24	3,225	3,325
Wyndham Worldwide Corp.	5.100%	10/1/25	4,547	4,912
Wyndham Worldwide Corp.	4.500%	4/1/27	4,450	4,590

Consumer Noncyclical (15.4%)
Abbott Laboratories	3.250%	4/15/23	7,400	7,509
Abbott Laboratories	3.400%	11/30/23	19,220	19,655
Abbott Laboratories	2.950%	3/15/25	9,241	9,034
Abbott Laboratories	3.875%	9/15/25	1,400	1,439
Abbott Laboratories	3.750%	11/30/26	34,359	35,053
AbbVie Inc.	2.900%	11/6/22	28,056	28,262
AbbVie Inc.	3.200%	11/6/22	14,628	14,955
AbbVie Inc.	2.850%	5/14/23	8,050	8,022
AbbVie Inc.	3.600%	5/14/25	37,426	38,262
AbbVie Inc.	3.200%	5/14/26	25,686	25,277
Actavis Inc.	3.250%	10/1/22	16,595	16,975
Agilent Technologies Inc.	3.200%	10/1/22	5,950	6,078
Agilent Technologies Inc.	3.875%	7/15/23	4,155	4,365
Agilent Technologies Inc.	3.050%	9/22/26	3,000	2,924
Allergan Funding SCS	3.850%	6/15/24	14,324	14,853
Allergan Funding SCS	3.800%	3/15/25	40,054	41,385
Allergan Inc.	2.800%	3/15/23	3,350	3,333
Altria Group Inc.	2.850%	8/9/22	20,791	21,128
Altria Group Inc.	2.950%	5/2/23	3,172	3,221
Altria Group Inc.	4.000%	1/31/24	15,959	17,074
Altria Group Inc.	2.625%	9/16/26	3,150	3,035
AmerisourceBergen Corp.	3.400%	5/15/24	4,685	4,826
AmerisourceBergen Corp.	3.250%	3/1/25	2,175	2,217
Amgen Inc.	2.250%	8/19/23	3,381	3,296
Amgen Inc.	3.625%	5/22/24	16,059	16,852
Amgen Inc.	3.125%	5/1/25	8,419	8,464
Amgen Inc.	2.600%	8/19/26	14,327	13,604
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	10,878	10,828
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	67,296	69,281
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	14,647	15,435
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	112,841	116,064
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	33,154	33,164
Archer-Daniels-Midland Co.	2.500%	8/11/26	10,853	10,464
AstraZeneca plc	3.375%	11/16/25	17,885	18,291
Baxalta Inc.	3.600%	6/23/22	8,654	8,968
Baxalta Inc.	4.000%	6/23/25	23,644	24,690
Baxter International Inc.	2.600%	8/15/26	6,615	6,312
Beam Suntory Inc.	3.250%	6/15/23	1,050	1,058
Becton Dickinson & Co.	2.894%	6/6/22	15,575	15,597
Becton Dickinson & Co.	3.875%	5/15/24	500	512
Becton Dickinson & Co.	3.363%	6/6/24	11,000	11,003
Becton Dickinson & Co.	3.734%	12/15/24	13,140	13,352

Bestfoods	7.250%	12/15/26	519	699
Biogen Inc.	3.625%	9/15/22	12,170	12,791
Biogen Inc.	4.050%	9/15/25	17,850	18,868
Boston Scientific Corp.	4.125%	10/1/23	2,710	2,877
Boston Scientific Corp.	3.850%	5/15/25	6,250	6,445
Bristol-Myers Squibb Co.	2.000%	8/1/22	10,403	10,220
Bristol-Myers Squibb Co.	7.150%	6/15/23	900	1,118
Bristol-Myers Squibb Co.	3.250%	11/1/23	8,645	9,004
Bunge Ltd. Finance Corp.	3.250%	8/15/26	7,787	7,453
Campbell Soup Co.	2.500%	8/2/22	3,725	3,735
Campbell Soup Co.	3.300%	3/19/25	2,850	2,899
Cardinal Health Inc.	3.200%	6/15/22	1,942	1,986
Cardinal Health Inc.	3.200%	3/15/23	5,509	5,642
Cardinal Health Inc.	3.500%	11/15/24	1,608	1,652
Cardinal Health Inc.	3.750%	9/15/25	5,680	5,948
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	4,290	4,170
Celgene Corp.	3.250%	8/15/22	11,116	11,463
Celgene Corp.	3.550%	8/15/22	11,411	11,932
Celgene Corp.	4.000%	8/15/23	6,393	6,825
Celgene Corp.	3.625%	5/15/24	8,259	8,550
Celgene Corp.	3.875%	8/15/25	25,412	26,587
Church & Dwight Co. Inc.	2.875%	10/1/22	900	915
Clorox Co.	3.050%	9/15/22	4,625	4,763
Clorox Co.	3.500%	12/15/24	5,428	5,659
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	4,950	5,095
Coca-Cola Co.	2.500%	4/1/23	8,078	8,120
Coca-Cola Co.	3.200%	11/1/23	10,454	10,882
Coca-Cola Co.	2.875%	10/27/25	18,069	18,226
Coca-Cola Co.	2.550%	6/1/26	6,150	6,020
Coca-Cola Co.	2.250%	9/1/26	10,769	10,249
Coca-Cola Co.	2.900%	5/25/27	5,200	5,196
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	8,930	9,375
Colgate-Palmolive Co.	1.950%	2/1/23	4,575	4,497
Colgate-Palmolive Co.	2.100%	5/1/23	4,076	4,022
Colgate-Palmolive Co.	3.250%	3/15/24	5,660	5,913
Conagra Brands Inc.	3.250%	9/15/22	2,675	2,713
Conagra Brands Inc.	3.200%	1/25/23	5,868	5,949
Constellation Brands Inc.	4.250%	5/1/23	14,932	16,071
Constellation Brands Inc.	4.750%	11/15/24	9,835	10,782
Constellation Brands Inc.	3.700%	12/6/26	5,950	6,069
Constellation Brands Inc.	3.500%	5/9/27	4,000	4,005
Covidien International Finance SA	3.200%	6/15/22	8,530	8,803
Covidien International Finance SA	2.950%	6/15/23	5,000	5,055
CR Bard Inc.	3.000%	5/15/26	4,350	4,395
Danaher Corp.	3.350%	9/15/25	5,010	5,205
Diageo Capital plc	2.625%	4/29/23	12,770	12,814
Dignity Health California GO	3.125%	11/1/22	800	804
Dignity Health California GO	3.812%	11/1/24	2,600	2,670
Dr Pepper Snapple Group Inc.	3.130%	12/15/23	8,730	8,915
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	2,400	2,441
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	4,950	4,698
Eli Lilly & Co.	2.750%	6/1/25	11,840	11,901
Eli Lilly & Co.	5.500%	3/15/27	559	675
Eli Lilly & Co.	3.100%	5/15/27	7,525	7,623
Estee Lauder Cos. Inc.	3.150%	3/15/27	7,725	7,843
Express Scripts Holding Co.	3.000%	7/15/23	10,202	10,127
Express Scripts Holding Co.	3.500%	6/15/24	10,496	10,504

Express Scripts Holding Co.	4.500%	2/25/26	17,634	18,518
Express Scripts Holding Co.	3.400%	3/1/27	16,144	15,497
Flowers Foods Inc.	3.500%	10/1/26	4,575	4,529
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,800	1,784
General Mills Inc.	3.650%	2/15/24	4,301	4,507
General Mills Inc.	3.200%	2/10/27	7,125	7,108
Gilead Sciences Inc.	3.250%	9/1/22	11,903	12,331
Gilead Sciences Inc.	2.500%	9/1/23	13,610	13,398
Gilead Sciences Inc.	3.700%	4/1/24	17,262	17,993
Gilead Sciences Inc.	3.500%	2/1/25	18,332	18,843
Gilead Sciences Inc.	3.650%	3/1/26	27,634	28,324
Gilead Sciences Inc.	2.950%	3/1/27	13,200	12,777
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	12,600	12,794
Hershey Co.	2.625%	5/1/23	1,750	1,799
Hershey Co.	3.200%	8/21/25	2,100	2,144
Hershey Co.	2.300%	8/15/26	3,500	3,308
Ingredion Inc.	3.200%	10/1/26	5,275	5,242
JM Smucker Co.	3.500%	3/15/25	10,196	10,513
Johnson & Johnson	2.050%	3/1/23	6,460	6,414
Johnson & Johnson	6.730%	11/15/23	50	62
Johnson & Johnson	3.375%	12/5/23	7,845	8,374
Johnson & Johnson	2.450%	3/1/26	20,421	19,951
Johnson & Johnson	2.950%	3/3/27	9,200	9,334
Kaiser Foundation Hospitals	3.150%	5/1/27	4,500	4,554
Kellogg Co.	2.650%	12/1/23	9,550	9,452
Kellogg Co.	3.250%	4/1/26	7,006	7,034
Kimberly-Clark Corp.	2.400%	6/1/23	3,114	3,096
Kimberly-Clark Corp.	3.050%	8/15/25	3,000	3,057
Kimberly-Clark Corp.	2.750%	2/15/26	3,600	3,581
Kraft Foods Group Inc.	3.500%	6/6/22	17,849	18,510
Kraft Heinz Foods Co.	3.500%	7/15/22	12,860	13,327
Kraft Heinz Foods Co.	3.950%	7/15/25	15,508	15,988
Kraft Heinz Foods Co.	3.000%	6/1/26	19,988	19,181
Laboratory Corp. of America Holdings	3.750%	8/23/22	4,577	4,781
Laboratory Corp. of America Holdings	4.000%	11/1/23	2,050	2,147
Laboratory Corp. of America Holdings	3.600%	2/1/25	7,720	7,803
McKesson Corp.	2.700%	12/15/22	4,345	4,335
McKesson Corp.	2.850%	3/15/23	3,200	3,198
McKesson Corp.	3.796%	3/15/24	11,697	12,221
Mead Johnson Nutrition Co.	4.125%	11/15/25	7,750	8,248
Medtronic Global Holdings SCA	3.350%	4/1/27	11,775	12,044
Medtronic Inc.	2.750%	4/1/23	2,072	2,092
Medtronic Inc.	3.625%	3/15/24	10,031	10,603
Medtronic Inc.	3.500%	3/15/25	40,115	41,728
Merck & Co. Inc.	2.400%	9/15/22	13,694	13,821
Merck & Co. Inc.	2.800%	5/18/23	15,487	15,834
Merck & Co. Inc.	2.750%	2/10/25	24,130	24,100
Molson Coors Brewing Co.	3.000%	7/15/26	22,277	21,638
Mylan Inc.	4.200%	11/29/23	4,845	5,088
Mylan NV	3.950%	6/15/26	21,875	21,944
Newell Brands Inc.	3.850%	4/1/23	22,937	24,180
Newell Brands Inc.	4.000%	12/1/24	5,952	6,243
Newell Brands Inc.	3.900%	11/1/25	2,850	2,966
Newell Brands Inc.	4.200%	4/1/26	20,859	22,141
Novartis Capital Corp.	2.400%	9/21/22	17,227	17,378
Novartis Capital Corp.	3.400%	5/6/24	19,164	20,021
Novartis Capital Corp.	3.000%	11/20/25	15,556	15,780

Novartis Capital Corp.	3.100%	5/17/27	5,935	6,023
PepsiCo Inc.	3.100%	7/17/22	7,400	7,701
PepsiCo Inc.	2.750%	3/1/23	12,503	12,700
PepsiCo Inc.	3.600%	3/1/24	8,775	9,298
PepsiCo Inc.	2.750%	4/30/25	10,184	10,142
PepsiCo Inc.	3.500%	7/17/25	5,860	6,170
PepsiCo Inc.	2.850%	2/24/26	9,049	9,078
PepsiCo Inc.	2.375%	10/6/26	15,424	14,854
Perrigo Co. plc	4.000%	11/15/23	5,525	5,836
Perrigo Finance Unlimited Co.	3.900%	12/15/24	8,469	8,653
Perrigo Finance Unlimited Co.	4.375%	3/15/26	11,232	11,692
Pfizer Inc.	3.000%	6/15/23	8,538	8,832
Pfizer Inc.	3.400%	5/15/24	11,160	11,747
Pfizer Inc.	2.750%	6/3/26	19,835	19,527
Pfizer Inc.	3.000%	12/15/26	15,521	15,549
Philip Morris International Inc.	2.500%	8/22/22	8,070	8,080
Philip Morris International Inc.	2.625%	3/6/23	4,450	4,448
Philip Morris International Inc.	2.125%	5/10/23	4,375	4,240
Philip Morris International Inc.	3.600%	11/15/23	4,059	4,278
Philip Morris International Inc.	3.250%	11/10/24	12,763	13,078
Philip Morris International Inc.	3.375%	8/11/25	6,612	6,792
Philip Morris International Inc.	2.750%	2/25/26	6,115	5,985
Procter & Gamble Co.	3.100%	8/15/23	10,555	11,007
Procter & Gamble Co.	2.700%	2/2/26	6,200	6,191
Procter & Gamble Co.	2.450%	11/3/26	7,675	7,536
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	2,225	2,150
Quest Diagnostics Inc.	4.250%	4/1/24	1,650	1,755
Quest Diagnostics Inc.	3.500%	3/30/25	2,600	2,641
Quest Diagnostics Inc.	3.450%	6/1/26	10,375	10,416
Reynolds American Inc.	4.000%	6/12/22	6,970	7,405
Reynolds American Inc.	4.850%	9/15/23	5,632	6,219
Reynolds American Inc.	4.450%	6/12/25	26,614	28,662
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	27,503	27,127
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	20,525	20,070
SSM Health Care Corp.	3.823%	6/1/27	2,500	2,572
Stryker Corp.	3.375%	5/15/24	4,753	4,889
Stryker Corp.	3.375%	11/1/25	6,815	6,959
Stryker Corp.	3.500%	3/15/26	10,286	10,538
Sysco Corp.	2.600%	6/12/22	3,675	3,685
Sysco Corp.	3.750%	10/1/25	7,691	8,004
Sysco Corp.	3.300%	7/15/26	8,160	8,187
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	7,936	7,887
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	29,959	29,031
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	35,677	33,580
The Kroger Co.	3.850%	8/1/23	6,678	7,020
The Kroger Co.	4.000%	2/1/24	7,185	7,576
The Kroger Co.	2.650%	10/15/26	11,375	10,706
Thermo Fisher Scientific Inc.	3.150%	1/15/23	6,921	7,052
Thermo Fisher Scientific Inc.	3.000%	4/15/23	10,787	10,948
Thermo Fisher Scientific Inc.	4.150%	2/1/24	10,207	10,905
Thermo Fisher Scientific Inc.	3.650%	12/15/25	3,705	3,829
Thermo Fisher Scientific Inc.	2.950%	9/19/26	13,906	13,587
Tyson Foods Inc.	4.500%	6/15/22	7,045	7,650
Tyson Foods Inc.	3.950%	8/15/24	16,884	17,683

Tyson Foods Inc.	3.550%	6/2/27	3,500	3,527
Unilever Capital Corp.	3.100%	7/30/25	3,225	3,265
Unilever Capital Corp.	2.000%	7/28/26	10,200	9,414
Whirlpool Corp.	4.700%	6/1/22	3,948	4,329
Whirlpool Corp.	4.000%	3/1/24	2,000	2,113
Whirlpool Corp.	3.700%	5/1/25	4,000	4,139
Whole Foods Market Inc.	5.200%	12/3/25	9,322	9,970
Wyeth LLC	6.450%	2/1/24	7,414	9,083
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	18,568	18,671
Zoetis Inc.	3.250%	2/1/23	12,164	12,562
Zoetis Inc.	4.500%	11/13/25	8,125	8,946

Energy (9.8%)
Anadarko Petroleum Corp.	3.450%	7/15/24	6,258	6,185
Anadarko Petroleum Corp.	5.550%	3/15/26	14,185	15,901
Apache Corp.	3.250%	4/15/22	6,017	6,152
Apache Corp.	2.625%	1/15/23	1,075	1,056
Boardwalk Pipelines LP	3.375%	2/1/23	3,275	3,257
Boardwalk Pipelines LP	4.950%	12/15/24	4,725	5,069
Boardwalk Pipelines LP	5.950%	6/1/26	7,650	8,657
BP Capital Markets plc	2.500%	11/6/22	13,759	13,674
BP Capital Markets plc	2.750%	5/10/23	19,164	19,192
BP Capital Markets plc	3.994%	9/26/23	6,025	6,428
BP Capital Markets plc	3.216%	11/28/23	11,375	11,604
BP Capital Markets plc	3.814%	2/10/24	9,419	9,887
BP Capital Markets plc	3.224%	4/14/24	8,092	8,215
BP Capital Markets plc	3.535%	11/4/24	7,925	8,169
BP Capital Markets plc	3.506%	3/17/25	9,260	9,526
BP Capital Markets plc	3.119%	5/4/26	9,770	9,718
BP Capital Markets plc	3.017%	1/16/27	8,475	8,280
BP Capital Markets plc	3.588%	4/14/27	11,900	12,178
Buckeye Partners LP	4.150%	7/1/23	5,946	6,194
Buckeye Partners LP	4.350%	10/15/24	205	213
Buckeye Partners LP	3.950%	12/1/26	7,065	7,105
Canadian Natural Resources Ltd.	2.950%	1/15/23	9,750	9,792
Canadian Natural Resources Ltd.	3.800%	4/15/24	7,579	7,690
Canadian Natural Resources Ltd.	3.900%	2/1/25	3,425	3,480
Cenovus Energy Inc.	3.000%	8/15/22	3,000	2,948
Cenovus Energy Inc.	3.800%	9/15/23	6,950	7,002
3 Cenovus Energy Inc.	4.250%	4/15/27	13,500	13,433
Chevron Corp.	2.355%	12/5/22	17,868	17,815
Chevron Corp.	2.566%	5/16/23	6,583	6,627
Chevron Corp.	3.191%	6/24/23	28,147	29,083
Chevron Corp.	2.895%	3/3/24	8,150	8,246
Chevron Corp.	3.326%	11/17/25	7,185	7,425
Chevron Corp.	2.954%	5/16/26	24,250	24,204
Cimarex Energy Co.	4.375%	6/1/24	7,830	8,302
Cimarex Energy Co.	3.900%	5/15/27	5,200	5,269
Columbia Pipeline Group Inc.	4.500%	6/1/25	9,508	10,201
ConocoPhillips Co.	2.400%	12/15/22	13,309	13,170
ConocoPhillips Co.	3.350%	11/15/24	9,382	9,658
ConocoPhillips Co.	3.350%	5/15/25	1,075	1,102
ConocoPhillips Co.	4.950%	3/15/26	18,247	20,453
Devon Energy Corp.	5.850%	12/15/25	6,450	7,467
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	3,025	3,121
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	5,725	5,870
Enable Midstream Partners LP	3.900%	5/15/24	4,200	4,173

Enable Midstream Partners LP	4.400%	3/15/27	8,550	8,659
Enbridge Energy Partners LP	5.875%	10/15/25	5,350	6,181
Enbridge Inc.	4.000%	10/1/23	3,969	4,145
Enbridge Inc.	3.500%	6/10/24	4,801	4,828
Enbridge Inc.	4.250%	12/1/26	12,150	12,862
Energy Transfer LP	3.600%	2/1/23	9,045	9,201
Energy Transfer LP	4.900%	2/1/24	2,050	2,194
Energy Transfer LP	4.050%	3/15/25	12,303	12,493
Energy Transfer LP	4.750%	1/15/26	12,570	13,281
Energy Transfer LP	4.200%	4/15/27	4,800	4,885
EnLink Midstream Partners LP	4.400%	4/1/24	12,312	12,697
EnLink Midstream Partners LP	4.150%	6/1/25	2,774	2,791
EnLink Midstream Partners LP	4.850%	7/15/26	4,800	5,046
Enterprise Products Operating LLC	3.350%	3/15/23	20,567	21,185
Enterprise Products Operating LLC	3.900%	2/15/24	6,354	6,648
Enterprise Products Operating LLC	3.750%	2/15/25	13,476	13,924
Enterprise Products Operating LLC	3.700%	2/15/26	5,598	5,716
Enterprise Products Operating LLC	3.950%	2/15/27	2,635	2,754
EOG Resources Inc.	2.625%	3/15/23	9,893	9,836
EOG Resources Inc.	3.150%	4/1/25	4,301	4,278
EOG Resources Inc.	4.150%	1/15/26	10,659	11,335
EQT Midstream Partners LP	4.000%	8/1/24	3,830	3,934
EQT Midstream Partners LP	4.125%	12/1/26	6,500	6,637
Exxon Mobil Corp.	2.726%	3/1/23	16,095	16,346
Exxon Mobil Corp.	3.176%	3/15/24	3,740	3,873
Exxon Mobil Corp.	2.709%	3/6/25	17,945	17,933
Exxon Mobil Corp.	3.043%	3/1/26	28,429	28,832
Halliburton Co.	3.500%	8/1/23	11,375	11,755
Halliburton Co.	3.800%	11/15/25	19,943	20,631
Helmerich & Payne International Drilling Co.	4.650%	3/15/25	2,050	2,165
Hess Corp.	3.500%	7/15/24	2,000	1,953
Hess Corp.	4.300%	4/1/27	9,414	9,445
HollyFrontier Corp.	5.875%	4/1/26	10,356	11,142
Husky Energy Inc.	4.000%	4/15/24	10,225	10,479
Kerr-McGee Corp.	6.950%	7/1/24	4,708	5,598
Kinder Morgan Energy Partners LP	3.950%	9/1/22	8,301	8,684
Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,150	8,250
Kinder Morgan Energy Partners LP	3.500%	9/1/23	9,900	10,054
Kinder Morgan Energy Partners LP	4.150%	2/1/24	6,083	6,302
Kinder Morgan Energy Partners LP	4.300%	5/1/24	7,718	8,051
Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,430	5,636
Kinder Morgan Inc.	4.300%	6/1/25	14,500	15,201
Magellan Midstream Partners LP	5.000%	3/1/26	3,250	3,630
Marathon Oil Corp.	2.800%	11/1/22	8,039	7,828
Marathon Oil Corp.	3.850%	6/1/25	11,767	11,708
Marathon Petroleum Corp.	3.625%	9/15/24	8,668	8,705
MPLX LP	5.500%	2/15/23	36	37
MPLX LP	4.500%	7/15/23	12,766	13,580
MPLX LP	4.875%	12/1/24	15,873	17,044
MPLX LP	4.000%	2/15/25	5,554	5,630
MPLX LP	4.875%	6/1/25	17,030	18,222
MPLX LP	4.125%	3/1/27	8,200	8,323
3 Nabors Industries Inc.	5.500%	1/15/23	6,600	6,518
Nabors Industries Inc.	5.100%	9/15/23	3,425	3,391
National Fuel Gas Co.	3.750%	3/1/23	6,075	6,165
National Fuel Gas Co.	5.200%	7/15/25	2,450	2,631
National Oilwell Varco Inc.	2.600%	12/1/22	14,788	14,540

Noble Energy Inc.	3.900%	11/15/24	6,327	6,534
Occidental Petroleum Corp.	2.700%	2/15/23	8,323	8,365
Occidental Petroleum Corp.	3.500%	6/15/25	7,490	7,713
Occidental Petroleum Corp.	3.400%	4/15/26	18,704	19,066
Occidental Petroleum Corp.	3.000%	2/15/27	5,775	5,704
Oceaneering International Inc.	4.650%	11/15/24	5,620	5,666
ONEOK Partners LP	3.375%	10/1/22	12,890	13,098
ONEOK Partners LP	5.000%	9/15/23	2,450	2,667
ONEOK Partners LP	4.900%	3/15/25	5,684	6,138
Phillips 66 Partners LP	3.605%	2/15/25	4,743	4,732
Phillips 66 Partners LP	3.550%	10/1/26	5,225	5,108
Pioneer Natural Resources Co.	3.950%	7/15/22	5,295	5,611
Pioneer Natural Resources Co.	4.450%	1/15/26	5,950	6,386
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	9,530	9,751
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	4,600	4,500
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	8,003	8,151
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	7,574	7,463
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	7,205	7,536
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	8,260	8,493
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	9,397	10,219
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.500%	4/15/23	3,978	4,132
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	6,410	6,722
Sabine Pass Liquefaction LLC	5.625%	4/15/23	14,200	15,815
Sabine Pass Liquefaction LLC	5.750%	5/15/24	24,218	27,064
Sabine Pass Liquefaction LLC	5.625%	3/1/25	18,700	20,710
Sabine Pass Liquefaction LLC	5.875%	6/30/26	15,625	17,617
Sabine Pass Liquefaction LLC	5.000%	3/15/27	14,800	15,780
Sasol Financing International plc	4.500%	11/14/22	5,000	5,126
Schlumberger Investment SA	3.650%	12/1/23	14,647	15,460
Shell International Finance BV	2.375%	8/21/22	14,862	14,856
Shell International Finance BV	2.250%	1/6/23	8,371	8,231
Shell International Finance BV	3.400%	8/12/23	9,194	9,595
Shell International Finance BV	3.250%	5/11/25	22,981	23,518
Shell International Finance BV	2.875%	5/10/26	17,990	17,845
Shell International Finance BV	2.500%	9/12/26	14,287	13,703
Spectra Energy Capital LLC	3.300%	3/15/23	6,425	6,431
Spectra Energy Partners LP	4.750%	3/15/24	9,472	10,241
Spectra Energy Partners LP	3.500%	3/15/25	6,200	6,217
Spectra Energy Partners LP	3.375%	10/15/26	5,370	5,288
Suncor Energy Inc.	3.600%	12/1/24	7,940	8,181
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,020	1,035
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	8,700	8,982
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	5,180	5,910
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	2,540	2,538
TC PipeLines LP	4.375%	3/13/25	475	498
TC PipeLines LP	3.900%	5/25/27	1,400	1,405
3 TechnipFMC plc	3.450%	10/1/22	2,845	2,849
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	950	1,144

3 Tesoro Corp.	5.125%	12/15/26	900	962
Tosco Corp.	7.800%	1/1/27	972	1,270
Total Capital Canada Ltd.	2.750%	7/15/23	14,609	14,812
Total Capital International SA	2.700%	1/25/23	7,859	7,925
Total Capital International SA	3.700%	1/15/24	9,207	9,711
Total Capital International SA	3.750%	4/10/24	10,954	11,628
TransCanada PipeLines Ltd.	2.500%	8/1/22	12,490	12,548
TransCanada PipeLines Ltd.	3.750%	10/16/23	7,974	8,411
TransCanada PipeLines Ltd.	4.875%	1/15/26	7,125	7,995
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	5,000	6,538
Valero Energy Corp.	3.650%	3/15/25	6,025	6,095
Valero Energy Corp.	3.400%	9/15/26	12,435	12,174
Valero Energy Partners LP	4.375%	12/15/26	4,200	4,338
Western Gas Partners LP	4.000%	7/1/22	4,806	4,995
Western Gas Partners LP	3.950%	6/1/25	8,706	8,755
Western Gas Partners LP	4.650%	7/1/26	3,317	3,496
Williams Partners LP	3.350%	8/15/22	12,935	13,124
Williams Partners LP	4.500%	11/15/23	5,631	6,006
Williams Partners LP	4.300%	3/4/24	12,377	13,014
Williams Partners LP	3.900%	1/15/25	11,210	11,478
Williams Partners LP	4.000%	9/15/25	9,665	9,948
Williams Partners LP	3.750%	6/15/27	5,300	5,297
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	11,530	11,905
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	7,315	7,580

Other Industrial (0.2%)
CBRE Services Inc.	5.000%	3/15/23	4,271	4,458
CBRE Services Inc.	5.250%	3/15/25	4,400	4,796
CBRE Services Inc.	4.875%	3/1/26	5,545	5,940
Cintas Corp. No 2	3.250%	6/1/22	1,300	1,345
Cintas Corp. No 2	3.700%	4/1/27	10,050	10,454
Fluor Corp.	3.500%	12/15/24	1,850	1,940
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	8,367	8,846

Technology (9.9%)
Adobe Systems Inc.	3.250%	2/1/25	10,740	11,035
Alphabet Inc.	3.375%	2/25/24	12,563	13,289
Alphabet Inc.	1.998%	8/15/26	13,775	12,930
Altera Corp.	4.100%	11/15/23	4,400	4,813
Amphenol Corp.	3.200%	4/1/24	3,500	3,555
Analog Devices Inc.	2.875%	6/1/23	4,550	4,538
Analog Devices Inc.	3.125%	12/5/23	6,967	7,099
Analog Devices Inc.	3.900%	12/15/25	8,696	9,069
Analog Devices Inc.	3.500%	12/5/26	10,425	10,553
Apple Inc.	2.850%	2/23/23	15,084	15,377
Apple Inc.	2.400%	5/3/23	55,636	55,231
Apple Inc.	3.000%	2/9/24	15,360	15,689
Apple Inc.	3.450%	5/6/24	25,079	26,214
Apple Inc.	2.850%	5/11/24	9,000	9,052
Apple Inc.	2.500%	2/9/25	19,463	19,144
Apple Inc.	3.200%	5/13/25	17,240	17,644
Apple Inc.	3.250%	2/23/26	40,478	41,473
Apple Inc.	2.450%	8/4/26	17,830	17,107
Apple Inc.	3.350%	2/9/27	29,175	29,859
Apple Inc.	3.200%	5/11/27	21,000	21,290
Applied Materials Inc.	3.900%	10/1/25	6,250	6,720
Applied Materials Inc.	3.300%	4/1/27	14,000	14,285

Arrow Electronics Inc.	4.500%	3/1/23	2,170	2,305
Arrow Electronics Inc.	4.000%	4/1/25	3,670	3,747
Autodesk Inc.	3.600%	12/15/22	2,243	2,315
Autodesk Inc.	4.375%	6/15/25	1,800	1,907
Avnet Inc.	4.875%	12/1/22	3,525	3,739
AVNET Inc.	4.625%	4/15/26	5,300	5,430
Baidu Inc.	3.500%	11/28/22	6,699	6,816
Baidu Inc.	4.125%	6/30/25	4,450	4,657
Broadcom Corp.	2.500%	8/15/22	500	473
3 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	25,120	25,591
3 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.875%	1/15/27	47,658	48,373
Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,744	4,719
CA Inc.	3.600%	8/15/22	5,400	5,599
CA Inc.	4.700%	3/15/27	4,400	4,692
Cadence Design Systems Inc.	4.375%	10/15/24	1,575	1,635
Cisco Systems Inc.	3.000%	6/15/22	3,625	3,748
Cisco Systems Inc.	2.600%	2/28/23	7,350	7,424
Cisco Systems Inc.	2.200%	9/20/23	11,169	10,960
Cisco Systems Inc.	3.625%	3/4/24	12,088	12,867
Cisco Systems Inc.	2.950%	2/28/26	8,603	8,652
Cisco Systems Inc.	2.500%	9/20/26	16,440	15,832
Computer Sciences Corp.	4.450%	9/15/22	1,750	1,875
3 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	5.450%	6/15/23	39,545	42,957
3 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	6.020%	6/15/26	47,163	51,889
Equifax Inc.	3.300%	12/15/22	1,955	2,011
Equifax Inc.	3.250%	6/1/26	2,150	2,130
3 Everett Spinco Inc.	4.250%	4/15/24	11,225	11,659
3 Everett Spinco Inc.	4.750%	4/15/27	4,975	5,223
Fidelity National Information Services Inc.	4.500%	10/15/22	6,660	7,215
Fidelity National Information Services Inc.	3.500%	4/15/23	7,350	7,605
Fidelity National Information Services Inc.	3.875%	6/5/24	6,883	7,200
Fidelity National Information Services Inc.	5.000%	10/15/25	18,290	20,392
Fidelity National Information Services Inc.	3.000%	8/15/26	13,810	13,368
Fiserv Inc.	3.500%	10/1/22	6,866	7,139
Fiserv Inc.	3.850%	6/1/25	8,600	8,986
Flex Ltd.	5.000%	2/15/23	2,000	2,182
Flex Ltd.	4.750%	6/15/25	7,425	7,931
Google Inc.	3.375%	2/25/24		—
Hewlett Packard Enterprise Co.	4.400%	10/15/22	14,462	15,440
Hewlett Packard Enterprise Co.	4.900%	10/15/25	27,175	28,782
HP Inc.	4.050%	9/15/22	3,938	4,163
Intel Corp.	3.100%	7/29/22	12,118	12,596
Intel Corp.	2.700%	12/15/22	13,702	13,954
Intel Corp.	2.875%	5/11/24	9,000	9,075
Intel Corp.	3.700%	7/29/25	25,035	26,445
Intel Corp.	2.600%	5/19/26	8,583	8,343
Intel Corp.	3.150%	5/11/27	10,375	10,456
International Business Machines Corp.	1.875%	8/1/22	8,841	8,633
International Business Machines Corp.	2.875%	11/9/22	12,040	12,315
International Business Machines Corp.	3.375%	8/1/23	11,030	11,524
International Business Machines Corp.	3.625%	2/12/24	23,749	24,909
International Business Machines Corp.	7.000%	10/30/25	6,350	8,122
International Business Machines Corp.	3.450%	2/19/26	9,525	9,764

International Business Machines Corp.	3.300%	1/27/27	7,840	7,958
Jabil Circuit Inc.	4.700%	9/15/22	2,850	3,014
Juniper Networks Inc.	4.500%	3/15/24	4,525	4,827
Juniper Networks Inc.	4.350%	6/15/25	1,550	1,622
Keysight Technologies Inc.	4.550%	10/30/24	5,400	5,703
Keysight Technologies Inc.	4.600%	4/6/27	7,100	7,450
KLA-Tencor Corp.	4.650%	11/1/24	12,360	13,391
Lam Research Corp.	3.800%	3/15/25	4,025	4,124
Maxim Integrated Products Inc.	3.375%	3/15/23	4,512	4,574
Microsoft Corp.	2.650%	11/3/22	12,520	12,804
Microsoft Corp.	2.125%	11/15/22	6,595	6,565
Microsoft Corp.	2.375%	5/1/23	8,099	8,086
Microsoft Corp.	2.000%	8/8/23	22,735	22,160
Microsoft Corp.	3.625%	12/15/23	12,890	13,732
Microsoft Corp.	2.875%	2/6/24	26,324	26,751
Microsoft Corp.	2.700%	2/12/25	27,626	27,629
Microsoft Corp.	3.125%	11/3/25	25,142	25,735
Microsoft Corp.	2.400%	8/8/26	41,743	40,078
Microsoft Corp.	3.300%	2/6/27	40,580	41,946
Motorola Solutions Inc.	3.500%	3/1/23	7,163	7,228
Motorola Solutions Inc.	4.000%	9/1/24	7,144	7,252
Motorola Solutions Inc.	7.500%	5/15/25	1,971	2,379
NVIDIA Corp.	3.200%	9/16/26	11,950	11,809
Oracle Corp.	2.500%	10/15/22	28,739	28,993
Oracle Corp.	3.625%	7/15/23	13,651	14,490
Oracle Corp.	2.400%	9/15/23	26,813	26,560
Oracle Corp.	3.400%	7/8/24	20,991	21,853
Oracle Corp.	2.950%	5/15/25	18,219	18,260
Oracle Corp.	2.650%	7/15/26	30,735	29,815
Pitney Bowes Inc.	4.625%	3/15/24	4,479	4,615
QUALCOMM Inc.	2.600%	1/30/23	14,000	14,026
QUALCOMM Inc.	2.900%	5/20/24	12,000	11,956
QUALCOMM Inc.	3.450%	5/20/25	17,228	17,763
QUALCOMM Inc.	3.250%	5/20/27	22,000	21,948
Seagate HDD Cayman	4.750%	6/1/23	8,832	9,053
3 Seagate HDD Cayman	4.875%	3/1/24	6,825	6,834
Seagate HDD Cayman	4.750%	1/1/25	8,475	8,464
Tech Data Corp.	4.950%	2/15/27	6,000	6,322
Texas Instruments Inc.	2.250%	5/1/23	2,685	2,652
Texas Instruments Inc.	2.625%	5/15/24	6,125	6,142
Total System Services Inc.	3.750%	6/1/23	3,450	3,533
Total System Services Inc.	4.800%	4/1/26	10,316	11,295
Trimble Navigation Ltd.	4.750%	12/1/24	2,975	3,190
Tyco Electronics Group SA	3.450%	8/1/24	2,507	2,555
Tyco Electronics Group SA	3.700%	2/15/26	3,900	4,044
Verisk Analytics Inc.	4.125%	9/12/22	3,590	3,790
Verisk Analytics Inc.	4.000%	6/15/25	9,950	10,304
Xerox Corp.	3.800%	5/15/24	1,650	1,652
Xilinx Inc.	2.950%	6/1/24	7,000	7,049

Transportation (1.9%)
2 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	3,591	3,713
2 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	9,343	9,951
2 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	5,769	5,870

2 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	7,435	7,420
2 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	1,533	1,502
2 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	1,575	1,618
2 BNSF Funding Trust I	6.613%	12/15/55	1,890	2,164
Burlington Northern Santa Fe LLC	3.050%	9/1/22	7,280	7,536
Burlington Northern Santa Fe LLC	3.000%	3/15/23	7,026	7,243
Burlington Northern Santa Fe LLC	3.850%	9/1/23	9,411	10,122
Burlington Northern Santa Fe LLC	3.750%	4/1/24	7,155	7,621
Burlington Northern Santa Fe LLC	3.400%	9/1/24	6,781	7,087
Burlington Northern Santa Fe LLC	3.000%	4/1/25	7,400	7,489
Burlington Northern Santa Fe LLC	3.650%	9/1/25	6,115	6,459
Burlington Northern Santa Fe LLC	7.000%	12/15/25	2,901	3,736
Canadian National Railway Co.	2.950%	11/21/24	5,430	5,563
Canadian National Railway Co.	2.750%	3/1/26	3,225	3,220
Canadian Pacific Railway Co.	4.450%	3/15/23	3,311	3,605
Canadian Pacific Railway Co.	2.900%	2/1/25	6,550	6,524
2 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	8,304	8,688
2 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	4,132	4,308
CSX Corp.	3.700%	11/1/23	3,075	3,250
CSX Corp.	3.400%	8/1/24	7,867	8,141
CSX Corp.	3.350%	11/1/25	7,110	7,263
CSX Corp.	2.600%	11/1/26	7,400	7,154
2 CSX Transportation Inc.	6.251%	1/15/23	31	35
2 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	4,581	5,268
FedEx Corp.	2.625%	8/1/22	7,880	7,937
FedEx Corp.	2.700%	4/15/23	1,700	1,701
FedEx Corp.	4.000%	1/15/24	5,475	5,883
FedEx Corp.	3.200%	2/1/25	5,804	5,903
FedEx Corp.	3.250%	4/1/26	8,580	8,680
FedEx Corp.	3.300%	3/15/27	2,850	2,867
JB Hunt Transport Services Inc.	3.300%	8/15/22	2,400	2,447
Kansas City Southern	3.000%	5/15/23	4,975	4,993
Norfolk Southern Corp.	2.903%	2/15/23	6,486	6,581
Norfolk Southern Corp.	3.850%	1/15/24	2,635	2,793
Norfolk Southern Corp.	5.590%	5/17/25	3,270	3,761
Norfolk Southern Corp.	2.900%	6/15/26	515	507
Norfolk Southern Corp.	7.800%	5/15/27	2,092	2,823
Norfolk Southern Corp.	3.150%	6/1/27	3,000	3,003
Southwest Airlines Co.	3.000%	11/15/26	3,500	3,383
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	1,162	1,280
Trinity Industries Inc.	4.550%	10/1/24	3,090	3,132
Union Pacific Corp.	4.163%	7/15/22	8,324	9,033
Union Pacific Corp.	2.950%	1/15/23	3,425	3,512
Union Pacific Corp.	2.750%	4/15/23	1,605	1,631
Union Pacific Corp.	3.646%	2/15/24	3,550	3,748
Union Pacific Corp.	3.750%	3/15/24	5,485	5,833
Union Pacific Corp.	3.250%	1/15/25	3,757	3,888
Union Pacific Corp.	3.250%	8/15/25	5,979	6,180
Union Pacific Corp.	2.750%	3/1/26	9,313	9,243
Union Pacific Corp.	3.000%	4/15/27	3,200	3,220

2 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	4,277	4,517
2 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	5,460	5,678
2 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	6,365	6,533
United Parcel Service Inc.	2.450%	10/1/22	9,866	9,997
United Parcel Service Inc.	2.400%	11/15/26	6,711	6,501
2 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	882	984
2 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	2,860	2,946
2 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	1,816	1,925
				9,471,301
Utilities (5.0%)
Electric (4.6%)
AEP Transmission Co. LLC	3.100%	12/1/26	5,340	5,367
Alabama Power Co.	3.550%	12/1/23	7,325	7,701
Ameren Corp.	3.650%	2/15/26	1,150	1,179
Ameren Illinois Co.	2.700%	9/1/22	2,670	2,706
Ameren Illinois Co.	3.250%	3/1/25	5,475	5,623
American Electric Power Co. Inc.	2.950%	12/15/22	2,689	2,745
Appalachian Power Co.	3.400%	6/1/25	1,275	1,304
Arizona Public Service Co.	3.150%	5/15/25	2,965	3,001
Baltimore Gas & Electric Co.	3.350%	7/1/23	2,725	2,829
Baltimore Gas & Electric Co.	2.400%	8/15/26	3,875	3,678
Berkshire Hathaway Energy Co.	3.750%	11/15/23	8,190	8,649
Berkshire Hathaway Energy Co.	3.500%	2/1/25	4,525	4,676
Black Hills Corp.	4.250%	11/30/23	1,000	1,074
Black Hills Corp.	3.950%	1/15/26	3,720	3,850
Black Hills Corp.	3.150%	1/15/27	1,900	1,855
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	2,537	2,516
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,840	1,762
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	4,001	4,015
Cleco Corporate Holdings LLC	3.743%	5/1/26	10,356	10,454
Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,300	2,657
CMS Energy Corp.	3.000%	5/15/26	2,545	2,485
Commonwealth Edison Co.	2.550%	6/15/26	6,100	5,909
Connecticut Light & Power Co.	2.500%	1/15/23	3,975	3,983
Connecticut Light & Power Co.	3.200%	3/15/27	5,400	5,505
Consolidated Edison Co. of New York Inc.	3.300%	12/1/24	1,325	1,369
Consumers Energy Co.	3.375%	8/15/23	3,060	3,212
Delmarva Power & Light Co.	3.500%	11/15/23	4,249	4,459
Dominion Energy Inc.	2.750%	9/15/22	1,684	1,685
Dominion Energy Inc.	3.625%	12/1/24	2,955	3,025
Dominion Energy Inc.	3.900%	10/1/25	8,107	8,400
Dominion Energy Inc.	2.850%	8/15/26	5,650	5,407
2 Dominion Energy Inc.	5.750%	10/1/54	4,975	5,214
DTE Electric Co.	3.650%	3/15/24	6,175	6,552
DTE Electric Co.	3.375%	3/1/25	3,450	3,573
DTE Energy Co.	3.300%	6/15/22	4,025	4,130
DTE Energy Co.	3.850%	12/1/23	1,725	1,806
DTE Energy Co.	3.500%	6/1/24	3,100	3,145
DTE Energy Co.	2.850%	10/1/26	7,475	7,138
DTE Energy Co.	3.800%	3/15/27	5,300	5,458
Duke Energy Carolinas LLC	2.500%	3/15/23	3,624	3,639

Duke Energy Carolinas LLC	2.950%	12/1/26	6,225	6,241
Duke Energy Corp.	3.050%	8/15/22	5,668	5,793
Duke Energy Corp.	3.950%	10/15/23	3,700	3,933
Duke Energy Corp.	3.750%	4/15/24	10,802	11,336
Duke Energy Corp.	2.650%	9/1/26	8,156	7,763
Duke Energy Florida LLC	3.200%	1/15/27	7,000	7,129
Duke Energy Ohio Inc.	3.800%	9/1/23	5,886	6,283
Duke Energy Progress LLC	3.250%	8/15/25	6,500	6,680
Edison International	2.950%	3/15/23	2,619	2,644
Emera US Finance LP	3.550%	6/15/26	10,045	10,039
Enel Americas SA	4.000%	10/25/26	2,155	2,154
Enel Generacion Chile SA	4.250%	4/15/24	2,200	2,282
Entergy Arkansas Inc.	3.050%	6/1/23	550	559
Entergy Arkansas Inc.	3.700%	6/1/24	2,350	2,476
Entergy Arkansas Inc.	3.500%	4/1/26	5,295	5,483
Entergy Corp.	4.000%	7/15/22	2,874	3,059
Entergy Corp.	2.950%	9/1/26	6,900	6,672
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,785	3,264
Entergy Louisiana LLC	4.050%	9/1/23	5,150	5,533
Entergy Louisiana LLC	5.400%	11/1/24	3,515	4,069
Entergy Louisiana LLC	4.440%	1/15/26	210	231
Entergy Louisiana LLC	2.400%	10/1/26	8,850	8,415
Entergy Louisiana LLC	3.120%	9/1/27	4,000	4,022
Entergy Mississippi Inc.	3.100%	7/1/23	2,225	2,266
Eversource Energy	2.800%	5/1/23	3,485	3,505
Eversource Energy	3.150%	1/15/25	3,330	3,351
Exelon Corp.	3.497%	6/1/22	5,000	5,109
Exelon Corp.	3.950%	6/15/25	15,124	15,728
Exelon Corp.	3.400%	4/15/26	5,964	5,983
Exelon Generation Co. LLC	4.250%	6/15/22	8,311	8,800
FirstEnergy Corp.	4.250%	3/15/23	11,650	12,145
Florida Power & Light Co.	2.750%	6/1/23	2,150	2,188
Florida Power & Light Co.	3.250%	6/1/24	4,570	4,750
Florida Power & Light Co.	3.125%	12/1/25	8,100	8,305
3 Fortis Inc.	3.055%	10/4/26	22,890	22,141
Georgia Power Co.	3.250%	4/1/26	1,800	1,799
Georgia Power Co.	3.250%	3/30/27	2,000	1,999
Great Plains Energy Inc.	5.292%	6/15/22	2,000	2,203
Great Plains Energy Inc.	3.900%	4/1/27	5,500	5,572
Gulf Power Co.	3.300%	5/30/27	4,075	4,107
Indiana Michigan Power Co.	3.200%	3/15/23	2,105	2,153
ITC Holdings Corp.	4.050%	7/1/23	1,925	2,019
ITC Holdings Corp.	3.650%	6/15/24	3,545	3,609
ITC Holdings Corp.	3.250%	6/30/26	4,395	4,341
Kansas City Power & Light Co.	3.150%	3/15/23	6,025	6,117
Kansas City Power & Light Co.	3.650%	8/15/25	400	408
Louisville Gas & Electric Co.	3.300%	10/1/25	1,600	1,636
MidAmerican Energy Co.	3.500%	10/15/24	5,073	5,332
MidAmerican Energy Co.	3.100%	5/1/27	1,200	1,216
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	5,995	5,997
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	875	906
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	5,050	5,106
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	4,062	4,052

National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	5,178	5,274
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	4,000	4,011
2 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	1,850	1,884
2 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	3,125	3,256
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	9,600	9,738
Northern States Power Co.	2.150%	8/15/22	1,575	1,561
Northern States Power Co.	2.600%	5/15/23	4,185	4,221
NSTAR Electric Co.	2.375%	10/15/22	2,000	1,999
NSTAR Electric Co.	3.200%	5/15/27	3,800	3,849
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,078	3,295
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	6,131	7,440
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,350	2,354
Pacific Gas & Electric Co.	2.450%	8/15/22	4,935	4,944
Pacific Gas & Electric Co.	3.250%	6/15/23	3,725	3,846
Pacific Gas & Electric Co.	3.850%	11/15/23	2,113	2,250
Pacific Gas & Electric Co.	3.750%	2/15/24	5,806	6,148
Pacific Gas & Electric Co.	3.400%	8/15/24	3,870	4,016
Pacific Gas & Electric Co.	3.500%	6/15/25	5,896	6,119
Pacific Gas & Electric Co.	2.950%	3/1/26	9,690	9,647
Pacific Gas & Electric Co.	3.300%	3/15/27	1,900	1,943
PacifiCorp	2.950%	6/1/23	1,550	1,583
PacifiCorp	3.600%	4/1/24	2,650	2,788
PacifiCorp	3.350%	7/1/25	4,710	4,852
PECO Energy Co.	2.375%	9/15/22	5,204	5,195
PECO Energy Co.	3.150%	10/15/25	1,265	1,294
Potomac Electric Power Co.	3.600%	3/15/24	3,700	3,905
PPL Capital Funding Inc.	4.200%	6/15/22	7,505	7,998
PPL Capital Funding Inc.	3.500%	12/1/22	2,695	2,787
PPL Capital Funding Inc.	3.400%	6/1/23	3,464	3,541
PPL Capital Funding Inc.	3.950%	3/15/24	2,363	2,475
PPL Capital Funding Inc.	3.100%	5/15/26	10,003	9,790
PSEG Power LLC	4.300%	11/15/23	1,325	1,406
Public Service Co. of Colorado	2.250%	9/15/22	2,985	2,970
Public Service Co. of New Hampshire	3.500%	11/1/23	2,550	2,675
Public Service Electric & Gas Co.	2.375%	5/15/23	3,677	3,666
Public Service Electric & Gas Co.	3.000%	5/15/25	3,556	3,609
Public Service Electric & Gas Co.	2.250%	9/15/26	5,875	5,562
Public Service Electric & Gas Co.	3.000%	5/15/27	1,000	1,008
Puget Energy Inc.	5.625%	7/15/22	5,200	5,837
Puget Energy Inc.	3.650%	5/15/25	4,920	4,968
San Diego Gas & Electric Co.	3.600%	9/1/23	3,200	3,394
San Diego Gas & Electric Co.	2.500%	5/15/26	5,025	4,880
Scottish Power Ltd.	5.810%	3/15/25	1,760	2,003
Sierra Pacific Power Co.	3.375%	8/15/23	750	776
Sierra Pacific Power Co.	2.600%	5/1/26	4,550	4,420
Southern California Edison Co.	3.500%	10/1/23	4,556	4,788
Southern Co.	2.950%	7/1/23	18,371	18,308
Southern Co.	3.250%	7/1/26	11,803	11,586
Southern Power Co.	4.150%	12/1/25	4,125	4,343
Southwestern Electric Power Co.	2.750%	10/1/26	2,550	2,460
Southwestern Public Service Co.	3.300%	6/15/24	3,350	3,452
TransAlta Corp.	4.500%	11/15/22	4,609	4,686
Tucson Electric Power Co.	3.050%	3/15/25	2,750	2,670

Union Electric Co.	3.500%	4/15/24	4,550	4,768
Virginia Electric & Power Co.	3.450%	9/1/22	2,465	2,569
Virginia Electric & Power Co.	2.750%	3/15/23	7,442	7,517
Virginia Electric & Power Co.	3.450%	2/15/24	1,960	2,040
Virginia Electric & Power Co.	3.150%	1/15/26	9,136	9,213
Virginia Electric & Power Co.	2.950%	11/15/26	7,730	7,668
Virginia Electric & Power Co.	3.500%	3/15/27	1,500	1,554
WEC Energy Group Inc.	3.550%	6/15/25	4,826	5,011
Westar Energy Inc.	2.550%	7/1/26	4,625	4,469
Westar Energy Inc.	3.100%	4/1/27	2,320	2,330
Xcel Energy Inc.	3.300%	6/1/25	6,480	6,563
Xcel Energy Inc.	3.350%	12/1/26	4,950	5,031

Natural Gas (0.3%)
NiSource Finance Corp.	3.490%	5/15/27	9,000	9,092
ONE Gas Inc.	3.610%	2/1/24	1,500	1,561
Sempra Energy	2.875%	10/1/22	4,743	4,765
Sempra Energy	4.050%	12/1/23	6,472	6,858
Sempra Energy	3.550%	6/15/24	4,249	4,356
Sempra Energy	3.750%	11/15/25	2,852	2,951
Southern California Gas Co.	3.150%	9/15/24	2,350	2,429
Southern California Gas Co.	3.200%	6/15/25	1,405	1,445
Southern California Gas Co.	2.600%	6/15/26	8,740	8,541
Southern Co. Gas Capital Corp.	2.450%	10/1/23	4,060	3,954
Southern Co. Gas Capital Corp.	3.875%	11/15/25	1,975	2,048
Southern Co. Gas Capital Corp.	3.250%	6/15/26	2,875	2,842

Other Utility (0.1%)
American Water Capital Corp.	3.850%	3/1/24	2,741	2,915
American Water Capital Corp.	3.400%	3/1/25	4,205	4,357
American Water Capital Corp.	3.000%	12/1/26	2,525	2,503
				785,458
Total Corporate Bonds (Cost $15,328,235)				15,585,188
Taxable Municipal Bond (0.0%)
George Washington University District of
Columbia GO (Cost $1,484)	3.485%	9/15/22	1,450	1,505
			Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
4 Vanguard Market Liquidity Fund (Cost $169,437)	1.040%		1,694,044	169,438

Total Investments (99.9%) (Cost $15,499,161)				15,756,136
Other Assets and Liabilities-Net (0.1%)1				8,659
Net Assets (100%)				15,764,795

1 Securities with a value of $51,000 and cash of $1,643,000 have been segregated as initial margin for recently closed futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate value of these securities was $291,517,000, representing 1.8% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Intermediate-Term Corporate Bond Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at May 31, 2017.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5	—
Corporate Bonds	—	15,579,891	5,297
Taxable Municipal Bonds	—	1,505	—
Temporary Cash Investments	169,438	—	—
Futures Contracts—Assets[1]	150	—	—
Futures Contracts—Liabilities[1]	(711)	—	—
Total	168,877	15,581,401	5,297
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

Intermediate-Term Corporate Bond Index Fund

D. At May 31, 2017, the cost of investment securities for tax purposes was $15,503,783,000. Net unrealized appreciation of investment securities for tax purposes was $252,353,000, consisting of unrealized gains of $282,306,000 on securities that had risen in value since their purchase and $29,953,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of May 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
	United States Treasury Note/Bond (Cost $5)	3.000%	2/15/47	5	5
Corporate Bonds (98.3%)
Finance (17.3%)
	Banking (9.8%)
	American Express Co.	4.050%	12/3/42	1,357	1,366
	Bank of America Corp.	3.248%	10/21/27	5,222	5,060
	Bank of America Corp.	4.183%	11/25/27	2,817	2,871
	Bank of America Corp.	6.750%	6/1/28	575	711
	Bank of America Corp.	6.110%	1/29/37	3,588	4,287
1	Bank of America Corp.	4.244%	4/24/38	3,850	3,918
	Bank of America Corp.	7.750%	5/14/38	3,498	4,926
	Bank of America Corp.	5.875%	2/7/42	1,850	2,302
	Bank of America Corp.	5.000%	1/21/44	4,080	4,570
	Bank of America Corp.	4.875%	4/1/44	1,987	2,204
	Bank of America Corp.	4.750%	4/21/45	675	700
1	Bank of America Corp.	4.443%	1/20/48	1,380	1,425
	Bank of America NA	6.000%	10/15/36	1,557	1,937
	Bank of New York Mellon Corp.	3.000%	10/30/28	440	427
	Bank One Capital III	8.750%	9/1/30	933	1,366
	Barclays plc	4.337%	1/10/28	2,895	2,999
	Barclays plc	4.836%	5/9/28	2,500	2,564
	Barclays plc	5.250%	8/17/45	1,490	1,652
	Barclays plc	4.950%	1/10/47	2,175	2,315
	Citigroup Inc.	4.400%	6/10/25	750	782
	Citigroup Inc.	4.450%	9/29/27	5,576	5,792
	Citigroup Inc.	6.625%	1/15/28	200	241
	Citigroup Inc.	4.125%	7/25/28	2,411	2,445
	Citigroup Inc.	6.625%	6/15/32	1,795	2,229
	Citigroup Inc.	6.000%	10/31/33	1,180	1,374
	Citigroup Inc.	6.125%	8/25/36	1,098	1,319
	Citigroup Inc.	8.125%	7/15/39	2,977	4,482
	Citigroup Inc.	5.875%	1/30/42	1,546	1,918
	Citigroup Inc.	6.675%	9/13/43	1,390	1,811
	Citigroup Inc.	5.300%	5/6/44	2,175	2,408
	Citigroup Inc.	4.650%	7/30/45	2,100	2,236
	Citigroup Inc.	4.750%	5/18/46	3,050	3,112
1	Citigroup Inc.	4.281%	4/24/48	1,600	1,605
	Cooperatieve Rabobank UA	5.250%	5/24/41	2,280	2,764
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,970	3,593
	Cooperatieve Rabobank UA	5.250%	8/4/45	1,119	1,279
2	Credit Suisse Group AG	4.282%	1/9/28	1,060	1,094
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	2,552	2,759
	Credit Suisse USA Inc.	7.125%	7/15/32	890	1,216
	Fifth Third Bancorp	8.250%	3/1/38	1,412	2,068
	First Republic Bank	4.375%	8/1/46	200	195
	First Republic Bank	4.625%	2/13/47	1,000	1,026
	Goldman Sachs Capital I	6.345%	2/15/34	1,280	1,557
	Goldman Sachs Group Inc.	6.125%	2/15/33	3,948	4,907
	Goldman Sachs Group Inc.	6.450%	5/1/36	3,226	4,015

Goldman Sachs Group Inc.	6.750%	10/1/37	9,245	11,789
Goldman Sachs Group Inc.	6.250%	2/1/41	4,373	5,644
Goldman Sachs Group Inc.	4.800%	7/8/44	2,792	3,041
Goldman Sachs Group Inc.	5.150%	5/22/45	3,340	3,643
Goldman Sachs Group Inc.	4.750%	10/21/45	2,823	3,073
HSBC Bank USA NA	5.875%	11/1/34	1,310	1,599
HSBC Bank USA NA	5.625%	8/15/35	1,210	1,448
HSBC Bank USA NA	7.000%	1/15/39	1,175	1,604
HSBC Holdings plc	7.625%	5/17/32	945	1,278
HSBC Holdings plc	6.500%	5/2/36	2,575	3,256
HSBC Holdings plc	6.500%	9/15/37	4,655	5,950
HSBC Holdings plc	6.800%	6/1/38	2,378	3,155
HSBC Holdings plc	6.100%	1/14/42	990	1,282
HSBC Holdings plc	5.250%	3/14/44	3,147	3,533
JPMorgan Chase & Co.	4.250%	10/1/27	2,323	2,430
JPMorgan Chase & Co.	3.625%	12/1/27	1,175	1,164
JPMorgan Chase & Co.	6.400%	5/15/38	3,604	4,784
JPMorgan Chase & Co.	5.500%	10/15/40	2,460	2,961
JPMorgan Chase & Co.	5.600%	7/15/41	2,866	3,494
JPMorgan Chase & Co.	5.400%	1/6/42	2,585	3,079
JPMorgan Chase & Co.	5.625%	8/16/43	1,800	2,124
JPMorgan Chase & Co.	4.850%	2/1/44	1,665	1,895
JPMorgan Chase & Co.	4.950%	6/1/45	3,091	3,383
1 JPMorgan Chase & Co.	4.260%	2/22/48	3,245	3,326
KeyBank NA	6.950%	2/1/28	655	814
Lloyds Banking Group plc	5.300%	12/1/45	1,165	1,292
Morgan Stanley	7.250%	4/1/32	1,405	1,937
Morgan Stanley	6.375%	7/24/42	3,261	4,287
Morgan Stanley	4.300%	1/27/45	4,846	4,922
Morgan Stanley	4.375%	1/22/47	3,050	3,144
Regions Bank	6.450%	6/26/37	697	827
Regions Financial Corp.	7.375%	12/10/37	358	464
Santander UK plc	7.950%	10/26/29	320	408
Wachovia Bank NA	5.850%	2/1/37	1,295	1,580
Wachovia Corp.	7.500%	4/15/35	445	597
Wachovia Corp.	5.500%	8/1/35	1,278	1,461
Wachovia Corp.	6.550%	10/15/35	25	31
Wells Fargo & Co.	4.300%	7/22/27	3,085	3,251
Wells Fargo & Co.	5.375%	2/7/35	1,110	1,297
Wells Fargo & Co.	5.375%	11/2/43	3,474	3,939
Wells Fargo & Co.	5.606%	1/15/44	4,417	5,199
Wells Fargo & Co.	4.650%	11/4/44	3,252	3,363
Wells Fargo & Co.	3.900%	5/1/45	3,220	3,159
Wells Fargo & Co.	4.900%	11/17/45	3,337	3,582
Wells Fargo & Co.	4.400%	6/14/46	4,006	3,965
Wells Fargo & Co.	4.750%	12/7/46	3,208	3,380
Wells Fargo Bank NA	5.950%	8/26/36	895	1,105
Wells Fargo Bank NA	6.600%	1/15/38	1,675	2,242
1 Wells Fargo Capital X	5.950%	12/1/86	1,350	1,480

Brokerage (0.3%)
CME Group Inc.	5.300%	9/15/43	1,145	1,404
Invesco Finance plc	5.375%	11/30/43	1,145	1,331
Jefferies Group LLC	6.450%	6/8/27	374	429
Jefferies Group LLC	6.250%	1/15/36	1,035	1,111
Jefferies Group LLC	6.500%	1/20/43	658	736
Legg Mason Inc.	5.625%	1/15/44	845	877

Raymond James Financial Inc.	4.950%	7/15/46	1,170	1,229

Finance Companies (0.8%)
GATX Corp.	5.200%	3/15/44	465	491
GATX Corp.	4.500%	3/30/45	355	333
GE Capital International Funding Co.	4.418%	11/15/35	18,267	19,610

Insurance (5.7%)
ACE Capital Trust II	9.700%	4/1/30	397	597
Aetna Inc.	6.625%	6/15/36	1,305	1,740
Aetna Inc.	6.750%	12/15/37	815	1,110
Aetna Inc.	4.500%	5/15/42	789	842
Aetna Inc.	4.125%	11/15/42	750	758
Aetna Inc.	4.750%	3/15/44	550	611
Aflac Inc.	4.000%	10/15/46	525	512
Alleghany Corp.	4.900%	9/15/44	454	476
Allstate Corp.	5.350%	6/1/33	406	475
Allstate Corp.	5.550%	5/9/35	590	713
Allstate Corp.	5.950%	4/1/36	985	1,230
Allstate Corp.	4.500%	6/15/43	855	933
Allstate Corp.	4.200%	12/15/46	1,034	1,081
1 Allstate Corp.	6.500%	5/15/67	800	920
American Financial Group Inc.	4.500%	6/15/47	500	501
American International Group Inc.	3.875%	1/15/35	2,050	1,961
American International Group Inc.	4.700%	7/10/35	823	869
American International Group Inc.	6.250%	5/1/36	1,215	1,504
American International Group Inc.	4.500%	7/16/44	3,504	3,566
American International Group Inc.	4.800%	7/10/45	1,325	1,410
American International Group Inc.	4.375%	1/15/55	1,265	1,206
1 American International Group Inc.	8.175%	5/15/68	675	895
Anthem Inc.	5.950%	12/15/34	591	702
Anthem Inc.	5.850%	1/15/36	1,220	1,445
Anthem Inc.	6.375%	6/15/37	1,020	1,281
Anthem Inc.	4.625%	5/15/42	1,346	1,413
Anthem Inc.	4.650%	1/15/43	1,490	1,573
Anthem Inc.	5.100%	1/15/44	825	922
Anthem Inc.	4.650%	8/15/44	1,200	1,269
Anthem Inc.	4.850%	8/15/54	375	395
Aon Corp.	6.250%	9/30/40	485	596
Aon plc	4.600%	6/14/44	875	893
Aon plc	4.750%	5/15/45	1,250	1,318
Arch Capital Finance LLC	5.031%	12/15/46	1,025	1,143
Arch Capital Group Ltd.	7.350%	5/1/34	375	506
Arch Capital Group US Inc.	5.144%	11/1/43	760	847
Assurant Inc.	6.750%	2/15/34	734	894
AXA SA	8.600%	12/15/30	1,978	2,769
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	994	1,264
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,230	1,318
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	770	819
Berkshire Hathaway Inc.	4.500%	2/11/43	2,090	2,286
Chubb Corp.	6.000%	5/11/37	1,170	1,507
Chubb Corp.	6.500%	5/15/38	1,005	1,374
Chubb INA Holdings Inc.	6.700%	5/15/36	540	741
Chubb INA Holdings Inc.	4.150%	3/13/43	743	781
Chubb INA Holdings Inc.	4.350%	11/3/45	2,600	2,834
Cigna Corp.	6.150%	11/15/36	755	946
Cigna Corp.	5.875%	3/15/41	475	588

Cigna Corp.	5.375%	2/15/42	1,125	1,341
Cincinnati Financial Corp.	6.920%	5/15/28	425	551
Cincinnati Financial Corp.	6.125%	11/1/34	569	692
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	445	552
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	415	425
Hartford Financial Services Group Inc.	5.950%	10/15/36	366	442
Hartford Financial Services Group Inc.	6.100%	10/1/41	665	838
Hartford Financial Services Group Inc.	4.300%	4/15/43	475	475
Humana Inc.	4.625%	12/1/42	636	664
Humana Inc.	4.950%	10/1/44	1,170	1,280
Humana Inc.	4.800%	3/15/47	650	703
Lincoln National Corp.	6.150%	4/7/36	514	621
Lincoln National Corp.	6.300%	10/9/37	575	706
Lincoln National Corp.	7.000%	6/15/40	785	1,042
Loews Corp.	6.000%	2/1/35	478	581
Loews Corp.	4.125%	5/15/43	785	759
Manulife Financial Corp.	5.375%	3/4/46	1,270	1,527
Markel Corp.	5.000%	4/5/46	750	806
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	685	844
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	650	683
MetLife Inc.	6.500%	12/15/32	800	1,044
MetLife Inc.	6.375%	6/15/34	1,240	1,612
MetLife Inc.	5.700%	6/15/35	1,415	1,725
MetLife Inc.	5.875%	2/6/41	1,091	1,373
MetLife Inc.	4.125%	8/13/42	1,310	1,320
MetLife Inc.	4.875%	11/13/43	1,790	2,022
MetLife Inc.	4.721%	12/15/44	949	1,053
MetLife Inc.	4.050%	3/1/45	1,695	1,701
MetLife Inc.	4.600%	5/13/46	1,340	1,455
1 MetLife Inc.	6.400%	12/15/66	2,432	2,763
1 MetLife Inc.	10.750%	8/1/69	510	831
1 Nationwide Financial Services Inc.	6.750%	5/15/87	640	698
Principal Financial Group Inc.	4.625%	9/15/42	640	692
Principal Financial Group Inc.	4.350%	5/15/43	690	715
Principal Financial Group Inc.	4.300%	11/15/46	800	823
Progressive Corp.	6.625%	3/1/29	338	438
Progressive Corp.	6.250%	12/1/32	149	191
Progressive Corp.	4.350%	4/25/44	925	993
Progressive Corp.	3.700%	1/26/45	150	145
Progressive Corp.	4.125%	4/15/47	1,900	1,979
Prudential Financial Inc.	5.750%	7/15/33	763	911
Prudential Financial Inc.	5.400%	6/13/35	320	372
Prudential Financial Inc.	5.900%	3/17/36	320	393
Prudential Financial Inc.	5.700%	12/14/36	1,075	1,307
Prudential Financial Inc.	6.625%	12/1/37	1,263	1,680
Prudential Financial Inc.	6.625%	6/21/40	545	732
Prudential Financial Inc.	6.200%	11/15/40	420	537
Prudential Financial Inc.	5.625%	5/12/41	768	923
Prudential Financial Inc.	5.800%	11/16/41	300	373
Prudential Financial Inc.	5.100%	8/15/43	480	546
Prudential Financial Inc.	4.600%	5/15/44	1,691	1,826
Transatlantic Holdings Inc.	8.000%	11/30/39	521	695
Travelers Cos. Inc.	6.750%	6/20/36	555	766
Travelers Cos. Inc.	6.250%	6/15/37	1,110	1,469
Travelers Cos. Inc.	5.350%	11/1/40	1,263	1,545
Travelers Cos. Inc.	4.600%	8/1/43	1,028	1,146
Travelers Cos. Inc.	4.300%	8/25/45	475	509

Travelers Cos. Inc.	3.750%	5/15/46	960	937
Travelers Cos. Inc.	4.000%	5/30/47	1,200	1,222
Travelers Property Casualty Corp.	6.375%	3/15/33	600	780
UnitedHealth Group Inc.	4.625%	7/15/35	1,505	1,675
UnitedHealth Group Inc.	5.800%	3/15/36	1,447	1,796
UnitedHealth Group Inc.	6.500%	6/15/37	690	921
UnitedHealth Group Inc.	6.625%	11/15/37	975	1,327
UnitedHealth Group Inc.	6.875%	2/15/38	1,685	2,348
UnitedHealth Group Inc.	5.700%	10/15/40	196	245
UnitedHealth Group Inc.	5.950%	2/15/41	485	622
UnitedHealth Group Inc.	4.625%	11/15/41	1,135	1,234
UnitedHealth Group Inc.	4.375%	3/15/42	648	688
UnitedHealth Group Inc.	3.950%	10/15/42	925	921
UnitedHealth Group Inc.	4.250%	3/15/43	1,015	1,064
UnitedHealth Group Inc.	4.750%	7/15/45	3,976	4,486
UnitedHealth Group Inc.	4.200%	1/15/47	1,400	1,454
UnitedHealth Group Inc.	4.250%	4/15/47	1,500	1,574
Unum Group	5.750%	8/15/42	780	901
Voya Financial Inc.	5.700%	7/15/43	628	712
Voya Financial Inc.	4.800%	6/15/46	457	464
WR Berkley Corp.	6.250%	2/15/37	150	180
WR Berkley Corp.	4.750%	8/1/44	606	610
XLIT Ltd.	5.250%	12/15/43	600	669
XLIT Ltd.	5.500%	3/31/45	1,440	1,494

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	500	511
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	304	326
AvalonBay Communities Inc.	3.900%	10/15/46	687	663
ERP Operating LP	4.500%	7/1/44	1,095	1,149
ERP Operating LP	4.500%	6/1/45	585	615
Federal Realty Investment Trust	4.500%	12/1/44	1,165	1,223
HCP Inc.	6.750%	2/1/41	394	497
Kilroy Realty LP	4.250%	8/15/29	650	667
Kimco Realty Corp.	4.250%	4/1/45	825	780
Kimco Realty Corp.	4.125%	12/1/46	525	484
Mid-America Apartments LP	3.600%	6/1/27	800	802
Omega Healthcare Investors Inc.	4.750%	1/15/28	1,350	1,355
Realty Income Corp.	4.650%	3/15/47	500	523
Regency Centers LP	4.400%	2/1/47	500	506
Simon Property Group LP	3.375%	6/15/27	700	700
Simon Property Group LP	6.750%	2/1/40	670	886
Simon Property Group LP	4.750%	3/15/42	970	1,025
Simon Property Group LP	4.250%	10/1/44	875	865
Simon Property Group LP	4.250%	11/30/46	1,010	1,000
Ventas Realty LP	5.700%	9/30/43	382	444
Ventas Realty LP	4.375%	2/1/45	388	383
Welltower Inc.	6.500%	3/15/41	709	891
				425,827
Industrial (69.6%)
Basic Industry (4.6%)
Agrium Inc.	4.125%	3/15/35	1,170	1,149
Agrium Inc.	7.125%	5/23/36	380	497
Agrium Inc.	6.125%	1/15/41	908	1,094
Agrium Inc.	4.900%	6/1/43	915	975
Agrium Inc.	5.250%	1/15/45	1,303	1,477
Albemarle Corp.	5.450%	12/1/44	400	459

Barrick Gold Corp.	5.250%	4/1/42	1,060	1,190
Barrick North America Finance LLC	5.700%	5/30/41	1,625	1,904
Barrick North America Finance LLC	5.750%	5/1/43	1,256	1,521
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,421	1,682
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,530	1,555
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	3,765	4,307
Domtar Corp.	6.750%	2/15/44	275	295
Dow Chemical Co.	7.375%	11/1/29	1,715	2,346
Dow Chemical Co.	4.250%	10/1/34	771	789
Dow Chemical Co.	9.400%	5/15/39	1,220	2,008
Dow Chemical Co.	5.250%	11/15/41	1,040	1,186
Dow Chemical Co.	4.375%	11/15/42	2,450	2,512
Dow Chemical Co.	4.625%	10/1/44	875	924
Eastman Chemical Co.	4.800%	9/1/42	500	530
Eastman Chemical Co.	4.650%	10/15/44	1,545	1,628
Ecolab Inc.	5.500%	12/8/41	1,289	1,575
EI du Pont de Nemours & Co.	6.500%	1/15/28	400	504
EI du Pont de Nemours & Co.	4.900%	1/15/41	1,680	1,870
EI du Pont de Nemours & Co.	4.150%	2/15/43	970	977
Georgia-Pacific LLC	7.250%	6/1/28	546	722
Georgia-Pacific LLC	7.750%	11/15/29	478	667
Georgia-Pacific LLC	8.875%	5/15/31	665	1,033
Goldcorp Inc.	5.450%	6/9/44	770	843
International Flavors & Fragrances Inc.	4.375%	6/1/47	700	716
International Paper Co.	5.000%	9/15/35	1,288	1,408
International Paper Co.	7.300%	11/15/39	1,318	1,778
International Paper Co.	6.000%	11/15/41	630	760
International Paper Co.	4.800%	6/15/44	1,305	1,376
International Paper Co.	5.150%	5/15/46	750	829
International Paper Co.	4.400%	8/15/47	2,550	2,553
Lubrizol Corp.	6.500%	10/1/34	415	545
LYB International Finance BV	5.250%	7/15/43	975	1,075
LYB International Finance BV	4.875%	3/15/44	2,260	2,391
LyondellBasell Industries NV	4.625%	2/26/55	1,627	1,588
Meadwestvaco Corp.	7.950%	2/15/31	350	478
Methanex Corp.	5.650%	12/1/44	450	432
Monsanto Co.	4.200%	7/15/34	680	688
Monsanto Co.	5.875%	4/15/38	555	655
Monsanto Co.	3.600%	7/15/42	665	581
Monsanto Co.	4.650%	11/15/43	100	105
Monsanto Co.	4.400%	7/15/44	1,155	1,167
Monsanto Co.	3.950%	4/15/45	875	831
Monsanto Co.	4.700%	7/15/64	1,120	1,105
Mosaic Co.	5.450%	11/15/33	875	918
Mosaic Co.	4.875%	11/15/41	205	193
Mosaic Co.	5.625%	11/15/43	975	997
Newmont Mining Corp.	5.875%	4/1/35	961	1,106
Newmont Mining Corp.	6.250%	10/1/39	1,104	1,326
Newmont Mining Corp.	4.875%	3/15/42	1,773	1,844
Nucor Corp.	6.400%	12/1/37	905	1,172
Nucor Corp.	5.200%	8/1/43	920	1,074
Placer Dome Inc.	6.450%	10/15/35	434	507
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	735	860
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	685	791
Praxair Inc.	3.550%	11/7/42	875	855
Rio Tinto Alcan Inc.	7.250%	3/15/31	855	1,082
Rio Tinto Alcan Inc.	6.125%	12/15/33	794	944

Rio Tinto Alcan Inc.	5.750%	6/1/35	685	782
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	765	1,011
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,295	1,510
Rio Tinto Finance USA plc	4.750%	3/22/42	1,340	1,477
Rio Tinto Finance USA plc	4.125%	8/21/42	1,570	1,586
Rohm & Haas Co.	7.850%	7/15/29	940	1,318
RPM International Inc.	5.250%	6/1/45	500	557
Sherwin-Williams Co.	3.450%	6/1/27	2,400	2,427
Sherwin-Williams Co.	4.000%	12/15/42	216	204
Sherwin-Williams Co.	4.550%	8/1/45	700	722
Sherwin-Williams Co.	4.500%	6/1/47	2,000	2,059
Southern Copper Corp.	7.500%	7/27/35	2,370	2,882
Southern Copper Corp.	6.750%	4/16/40	1,595	1,810
Southern Copper Corp.	5.250%	11/8/42	905	885
Southern Copper Corp.	5.875%	4/23/45	2,500	2,622
Syngenta Finance NV	4.375%	3/28/42	225	202
Vale Canada Ltd.	7.200%	9/15/32	560	606
Vale Overseas Ltd.	8.250%	1/17/34	695	835
Vale Overseas Ltd.	6.875%	11/21/36	5,020	5,403
Vale Overseas Ltd.	6.875%	11/10/39	2,338	2,519
Vale SA	5.625%	9/11/42	2,475	2,354
Westlake Chemical Corp.	5.000%	8/15/46	1,250	1,309
Westrock MWV LLC	8.200%	1/15/30	510	705
Weyerhaeuser Co.	6.950%	10/1/27	405	497
Weyerhaeuser Co.	7.375%	3/15/32	1,410	1,935
Weyerhaeuser Co.	6.875%	12/15/33	625	791

Capital Goods (5.2%)
3M Co.	6.375%	2/15/28	355	462
3M Co.	5.700%	3/15/37	1,362	1,725
3M Co.	3.875%	6/15/44	227	232
3M Co.	3.125%	9/19/46	900	813
ABB Finance USA Inc.	4.375%	5/8/42	1,110	1,181
Boeing Co.	6.125%	2/15/33	875	1,145
Boeing Co.	3.300%	3/1/35	70	67
Boeing Co.	6.625%	2/15/38	300	416
Boeing Co.	6.875%	3/15/39	395	571
Boeing Co.	5.875%	2/15/40	721	947
Boeing Co.	3.375%	6/15/46	825	780
Boeing Co.	3.650%	3/1/47	550	546
Caterpillar Inc.	5.300%	9/15/35	800	939
Caterpillar Inc.	6.050%	8/15/36	665	853
Caterpillar Inc.	5.200%	5/27/41	880	1,048
Caterpillar Inc.	3.803%	8/15/42	3,640	3,605
Caterpillar Inc.	4.300%	5/15/44	542	577
Caterpillar Inc.	4.750%	5/15/64	650	709
Deere & Co.	5.375%	10/16/29	396	483
Deere & Co.	8.100%	5/15/30	204	298
Deere & Co.	7.125%	3/3/31	300	422
Deere & Co.	3.900%	6/9/42	2,398	2,479
Dover Corp.	6.600%	3/15/38	425	567
Dover Corp.	5.375%	3/1/41	566	688
Eaton Corp.	4.000%	11/2/32	1,145	1,198
Eaton Corp.	4.150%	11/2/42	1,325	1,347
Emerson Electric Co.	5.250%	11/15/39	345	407
2 Fortive Corp.	4.300%	6/15/46	825	845
General Dynamics Corp.	3.600%	11/15/42	532	525

General Electric Capital Corp.	6.750%	3/15/32	5,460	7,518
General Electric Capital Corp.	6.150%	8/7/37	1,636	2,156
General Electric Capital Corp.	5.875%	1/14/38	4,945	6,354
General Electric Capital Corp.	6.875%	1/10/39	2,775	3,989
General Electric Co.	4.125%	10/9/42	2,980	3,115
General Electric Co.	4.500%	3/11/44	3,830	4,208
Harris Corp.	4.854%	4/27/35	975	1,065
Harris Corp.	6.150%	12/15/40	493	607
Harris Corp.	5.054%	4/27/45	535	599
Honeywell International Inc.	5.700%	3/15/36	700	889
Honeywell International Inc.	5.700%	3/15/37	1,280	1,632
Honeywell International Inc.	5.375%	3/1/41	778	960
Illinois Tool Works Inc.	4.875%	9/15/41	982	1,143
Illinois Tool Works Inc.	3.900%	9/1/42	2,543	2,629
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	895	1,111
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	365	388
Johnson Controls International plc	6.000%	1/15/36	510	618
Johnson Controls International plc	5.700%	3/1/41	430	499
Johnson Controls International plc	4.625%	7/2/44	600	636
Johnson Controls International plc	5.125%	9/14/45	1,100	1,251
Johnson Controls International plc	4.500%	2/15/47	550	577
Johnson Controls International plc	4.950%	7/2/64	505	536
Lafarge SA	7.125%	7/15/36	850	1,083
Lockheed Martin Corp.	3.600%	3/1/35	661	650
Lockheed Martin Corp.	4.500%	5/15/36	1,235	1,340
Lockheed Martin Corp.	6.150%	9/1/36	815	1,053
Lockheed Martin Corp.	5.500%	11/15/39	295	353
Lockheed Martin Corp.	5.720%	6/1/40	579	715
Lockheed Martin Corp.	4.850%	9/15/41	1,330	1,506
Lockheed Martin Corp.	4.070%	12/15/42	2,265	2,304
Lockheed Martin Corp.	3.800%	3/1/45	1,433	1,403
Lockheed Martin Corp.	4.700%	5/15/46	2,695	3,005
Martin Marietta Materials Inc.	3.450%	6/1/27	425	425
Masco Corp.	7.750%	8/1/29	300	398
Masco Corp.	6.500%	8/15/32	525	637
Northrop Grumman Corp.	5.050%	11/15/40	590	680
Northrop Grumman Corp.	4.750%	6/1/43	1,430	1,607
Northrop Grumman Corp.	3.850%	4/15/45	650	640
Northrop Grumman Systems Corp.	7.750%	2/15/31	781	1,125
Owens Corning	7.000%	12/1/36	965	1,243
Parker-Hannifin Corp.	4.200%	11/21/34	719	761
Parker-Hannifin Corp.	6.250%	5/15/38	690	904
Parker-Hannifin Corp.	4.450%	11/21/44	585	640
2 Parker-Hannifin Corp.	4.100%	3/1/47	1,325	1,371
Precision Castparts Corp.	4.200%	6/15/35	225	234
Precision Castparts Corp.	3.900%	1/15/43	871	878
Precision Castparts Corp.	4.375%	6/15/45	815	882
Raytheon Co.	7.200%	8/15/27	655	888
Raytheon Co.	4.875%	10/15/40	675	778
Raytheon Co.	4.700%	12/15/41	470	533
Raytheon Co.	4.200%	12/15/44	620	662
Republic Services Inc.	6.200%	3/1/40	500	647
Republic Services Inc.	5.700%	5/15/41	620	767
Rockwell Collins Inc.	4.800%	12/15/43	485	530
Rockwell Collins Inc.	4.350%	4/15/47	2,650	2,743
Sonoco Products Co.	5.750%	11/1/40	775	919
Stanley Black & Decker Inc.	5.200%	9/1/40	490	556

United Technologies Corp.	6.700%	8/1/28	400	531
United Technologies Corp.	7.500%	9/15/29	805	1,147
United Technologies Corp.	5.400%	5/1/35	1,103	1,311
United Technologies Corp.	6.050%	6/1/36	978	1,246
United Technologies Corp.	6.125%	7/15/38	1,674	2,194
United Technologies Corp.	5.700%	4/15/40	1,214	1,519
United Technologies Corp.	4.500%	6/1/42	5,930	6,423
United Technologies Corp.	4.150%	5/15/45	1,409	1,448
United Technologies Corp.	3.750%	11/1/46	2,275	2,207
United Technologies Corp.	4.050%	5/4/47	500	510
Waste Management Inc.	7.000%	7/15/28	230	303
Waste Management Inc.	3.900%	3/1/35	1,007	1,027
Waste Management Inc.	6.125%	11/30/39	350	455
Waste Management Inc.	4.100%	3/1/45	1,155	1,195
WW Grainger Inc.	4.600%	6/15/45	1,565	1,683
WW Grainger Inc.	3.750%	5/15/46	1,025	974
Xylem Inc.	4.375%	11/1/46	683	700

Communication (14.3%)
21st Century Fox America Inc.	6.550%	3/15/33	601	751
21st Century Fox America Inc.	6.200%	12/15/34	1,575	1,923
21st Century Fox America Inc.	6.400%	12/15/35	2,140	2,668
21st Century Fox America Inc.	8.150%	10/17/36	468	663
21st Century Fox America Inc.	6.150%	3/1/37	1,575	1,921
21st Century Fox America Inc.	6.650%	11/15/37	1,122	1,442
21st Century Fox America Inc.	7.850%	3/1/39	425	598
21st Century Fox America Inc.	6.900%	8/15/39	1,035	1,365
21st Century Fox America Inc.	6.150%	2/15/41	2,285	2,814
21st Century Fox America Inc.	5.400%	10/1/43	1,220	1,378
21st Century Fox America Inc.	4.750%	9/15/44	1,025	1,061
21st Century Fox America Inc.	4.950%	10/15/45	700	746
21st Century Fox America Inc.	7.750%	12/1/45	655	929
21st Century Fox America Inc.	4.750%	11/15/46	1,225	1,272
Activision Blizzard Inc.	3.400%	6/15/27	800	803
Activision Blizzard Inc.	4.500%	6/15/47	1,000	996
America Movil SAB de CV	6.375%	3/1/35	1,580	1,928
America Movil SAB de CV	6.125%	11/15/37	775	932
America Movil SAB de CV	6.125%	3/30/40	3,201	3,891
America Movil SAB de CV	4.375%	7/16/42	1,850	1,854
Ameritech Capital Funding Corp.	6.550%	1/15/28	485	561
AT&T Corp.	8.250%	11/15/31	884	1,235
AT&T Inc.	4.500%	5/15/35	4,245	4,096
AT&T Inc.	5.250%	3/1/37	4,550	4,772
AT&T Inc.	6.500%	9/1/37	1,410	1,683
AT&T Inc.	6.300%	1/15/38	2,055	2,398
AT&T Inc.	6.550%	2/15/39	1,379	1,664
AT&T Inc.	6.350%	3/15/40	1,100	1,285
AT&T Inc.	6.000%	8/15/40	968	1,075
AT&T Inc.	5.350%	9/1/40	3,539	3,687
AT&T Inc.	6.375%	3/1/41	2,585	3,019
AT&T Inc.	5.550%	8/15/41	1,774	1,901
AT&T Inc.	5.150%	3/15/42	1,934	1,969
AT&T Inc.	4.300%	12/15/42	2,938	2,686
AT&T Inc.	4.800%	6/15/44	3,195	3,090
AT&T Inc.	4.350%	6/15/45	5,926	5,330
AT&T Inc.	4.750%	5/15/46	5,868	5,651
AT&T Inc.	5.450%	3/1/47	6,375	6,752

AT&T Inc.	4.500%	3/9/48	6,233	5,752
AT&T Inc.	4.550%	3/9/49	2,916	2,694
AT&T Inc.	5.700%	3/1/57	1,385	1,493
AT&T Mobility LLC	7.125%	12/15/31	828	1,068
Bellsouth Capital Funding Corp.	7.875%	2/15/30	644	845
BellSouth LLC	6.875%	10/15/31	523	630
BellSouth LLC	6.550%	6/15/34	445	510
BellSouth LLC	6.000%	11/15/34	450	490
BellSouth Telecommunications LLC	6.375%	6/1/28	522	606
British Telecommunications plc	9.125%	12/15/30	4,237	6,455
CBS Corp.	7.875%	7/30/30	906	1,247
CBS Corp.	5.500%	5/15/33	790	877
CBS Corp.	5.900%	10/15/40	533	626
CBS Corp.	4.850%	7/1/42	1,735	1,801
CBS Corp.	4.900%	8/15/44	1,197	1,250
CBS Corp.	4.600%	1/15/45	30	30
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	3,200	3,753
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	5,873	7,012
2 Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	5/1/47	2,250	2,350
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	500	616
Comcast Corp.	4.250%	1/15/33	3,252	3,454
Comcast Corp.	7.050%	3/15/33	1,195	1,626
Comcast Corp.	4.200%	8/15/34	2,330	2,443
Comcast Corp.	5.650%	6/15/35	760	921
Comcast Corp.	4.400%	8/15/35	2,278	2,446
Comcast Corp.	6.500%	11/15/35	1,759	2,304
Comcast Corp.	3.200%	7/15/36	1,671	1,544
Comcast Corp.	6.450%	3/15/37	3,020	3,969
Comcast Corp.	6.950%	8/15/37	2,267	3,140
Comcast Corp.	6.400%	5/15/38	1,605	2,114
Comcast Corp.	6.550%	7/1/39	500	661
Comcast Corp.	6.400%	3/1/40	2,036	2,709
Comcast Corp.	4.650%	7/15/42	1,982	2,141
Comcast Corp.	4.500%	1/15/43	460	486
Comcast Corp.	4.750%	3/1/44	1,590	1,740
Comcast Corp.	4.600%	8/15/45	3,070	3,302
Comcast Corp.	3.400%	7/15/46	1,980	1,773
Crown Castle International Corp.	4.750%	5/15/47	1,500	1,531
Deutsche Telekom International Finance BV	8.750%	6/15/30	5,764	8,613
Deutsche Telekom International Finance BV	9.250%	6/1/32	779	1,239
Discovery Communications LLC	6.350%	6/1/40	1,210	1,303
Discovery Communications LLC	4.950%	5/15/42	525	486
Discovery Communications LLC	4.875%	4/1/43	1,825	1,668
Grupo Televisa SAB	8.500%	3/11/32	415	537
Grupo Televisa SAB	6.625%	1/15/40	621	712
Grupo Televisa SAB	5.000%	5/13/45	1,850	1,780
Grupo Televisa SAB	6.125%	1/31/46	1,800	1,986
Historic TW Inc.	6.625%	5/15/29	915	1,147
Koninklijke KPN NV	8.375%	10/1/30	1,301	1,786
Moody's Corp.	5.250%	7/15/44	895	1,031
NBCUniversal Media LLC	6.400%	4/30/40	1,500	1,971
NBCUniversal Media LLC	5.950%	4/1/41	2,170	2,726
NBCUniversal Media LLC	4.450%	1/15/43	1,650	1,730

New Cingular Wireless Services Inc.	8.750%	3/1/31	1,145	1,643
Orange SA	9.000%	3/1/31	4,175	6,360
Orange SA	5.375%	1/13/42	1,806	2,108
Orange SA	5.500%	2/6/44	699	829
Qwest Corp.	6.875%	9/15/33	1,310	1,312
Rogers Communications Inc.	7.500%	8/15/38	475	639
Rogers Communications Inc.	4.500%	3/15/43	1,106	1,145
Rogers Communications Inc.	5.450%	10/1/43	1,000	1,170
Rogers Communications Inc.	5.000%	3/15/44	1,776	1,978
S&P Global Inc.	6.550%	11/15/37	663	817
TCI Communications Inc.	7.125%	2/15/28	521	691
Telefonica Emisiones SAU	7.045%	6/20/36	3,288	4,217
Telefonica Emisiones SAU	5.213%	3/8/47	4,170	4,407
Telefonica Europe BV	8.250%	9/15/30	1,632	2,293
TELUS Corp.	3.700%	9/15/27	725	738
Thomson Reuters Corp.	5.500%	8/15/35	750	835
Thomson Reuters Corp.	5.850%	4/15/40	801	931
Thomson Reuters Corp.	4.500%	5/23/43	650	650
Thomson Reuters Corp.	5.650%	11/23/43	554	641
Time Warner Cable LLC	6.550%	5/1/37	2,334	2,789
Time Warner Cable LLC	7.300%	7/1/38	2,374	2,999
Time Warner Cable LLC	6.750%	6/15/39	2,560	3,126
Time Warner Cable LLC	5.875%	11/15/40	2,023	2,253
Time Warner Cable LLC	5.500%	9/1/41	2,140	2,288
Time Warner Cable LLC	4.500%	9/15/42	1,890	1,804
Time Warner Cos. Inc.	6.950%	1/15/28	738	926
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,448	2,005
Time Warner Inc.	7.625%	4/15/31	1,448	2,001
Time Warner Inc.	7.700%	5/1/32	1,480	2,068
Time Warner Inc.	6.500%	11/15/36	600	730
Time Warner Inc.	6.200%	3/15/40	641	746
Time Warner Inc.	6.100%	7/15/40	1,635	1,877
Time Warner Inc.	6.250%	3/29/41	1,375	1,610
Time Warner Inc.	5.375%	10/15/41	620	652
Time Warner Inc.	4.900%	6/15/42	2,145	2,135
Time Warner Inc.	5.350%	12/15/43	790	834
Time Warner Inc.	4.650%	6/1/44	862	831
Time Warner Inc.	4.850%	7/15/45	1,234	1,232
Verizon Communications Inc.	7.750%	12/1/30	725	984
Verizon Communications Inc.	6.400%	9/15/33	750	904
Verizon Communications Inc.	5.050%	3/15/34	2,462	2,566
Verizon Communications Inc.	4.400%	11/1/34	4,534	4,419
Verizon Communications Inc.	5.850%	9/15/35	1,290	1,498
Verizon Communications Inc.	4.272%	1/15/36	4,779	4,557
Verizon Communications Inc.	5.250%	3/16/37	6,275	6,680
2 Verizon Communications Inc.	4.812%	3/15/39	2,135	2,149
Verizon Communications Inc.	4.750%	11/1/41	1,295	1,276
Verizon Communications Inc.	3.850%	11/1/42	2,211	1,912
Verizon Communications Inc.	6.550%	9/15/43	2,200	2,751
Verizon Communications Inc.	4.125%	8/15/46	2,975	2,630
Verizon Communications Inc.	4.862%	8/21/46	7,285	7,228
Verizon Communications Inc.	5.500%	3/16/47	3,210	3,492
Verizon Communications Inc.	4.522%	9/15/48	7,220	6,760
2 Verizon Communications Inc.	5.012%	4/15/49	6,954	6,952
Verizon Communications Inc.	5.012%	8/21/54	9,174	9,035
Verizon Communications Inc.	4.672%	3/15/55	7,219	6,757
Viacom Inc.	4.850%	12/15/34	950	929

Viacom Inc.	6.875%	4/30/36	1,420	1,638
Viacom Inc.	4.500%	2/27/42	250	225
Viacom Inc.	4.375%	3/15/43	3,125	2,752
Viacom Inc.	4.875%	6/15/43	450	429
Viacom Inc.	5.850%	9/1/43	1,285	1,376
Viacom Inc.	5.250%	4/1/44	621	620
Vodafone Group plc	7.875%	2/15/30	1,045	1,426
Vodafone Group plc	6.250%	11/30/32	971	1,190
Vodafone Group plc	6.150%	2/27/37	2,060	2,461
Vodafone Group plc	4.375%	2/19/43	2,620	2,565
Walt Disney Co.	7.000%	3/1/32	645	911
Walt Disney Co.	4.375%	8/16/41	616	661
Walt Disney Co.	4.125%	12/1/41	970	1,004
Walt Disney Co.	3.700%	12/1/42	1,040	1,008
Walt Disney Co.	4.125%	6/1/44	1,819	1,889
Walt Disney Co.	3.000%	7/30/46	300	257
WPP Finance 2010	5.125%	9/7/42	375	387
WPP Finance 2010	5.625%	11/15/43	750	824

Consumer Cyclical (6.5%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	1,080	1,169
Amazon.com Inc.	4.800%	12/5/34	2,007	2,297
Amazon.com Inc.	4.950%	12/5/44	2,134	2,497
AutoZone Inc.	3.750%	6/1/27	850	860
Bed Bath & Beyond Inc.	4.915%	8/1/34	570	545
Bed Bath & Beyond Inc.	5.165%	8/1/44	1,195	1,065
BorgWarner Inc.	4.375%	3/15/45	765	754
Cummins Inc.	7.125%	3/1/28	425	561
Cummins Inc.	4.875%	10/1/43	550	627
CVS Health Corp.	4.875%	7/20/35	1,000	1,098
CVS Health Corp.	5.300%	12/5/43	1,758	2,021
CVS Health Corp.	5.125%	7/20/45	6,175	6,977
Daimler Finance North America LLC	8.500%	1/18/31	2,337	3,545
Darden Restaurants Inc.	6.800%	10/15/37	500	629
Delphi Automotive plc	4.400%	10/1/46	605	594
3 eBay Inc.	3.600%	6/5/27	1,000	1,000
eBay Inc.	4.000%	7/15/42	1,072	941
Ford Holdings LLC	9.300%	3/1/30	650	895
Ford Motor Co.	6.625%	10/1/28	1,125	1,325
Ford Motor Co.	6.375%	2/1/29	546	622
Ford Motor Co.	7.450%	7/16/31	1,867	2,361
Ford Motor Co.	4.750%	1/15/43	3,151	2,959
Ford Motor Co.	7.400%	11/1/46	435	555
Ford Motor Co.	5.291%	12/8/46	2,050	2,037
General Motors Co.	5.000%	4/1/35	1,872	1,845
General Motors Co.	6.600%	4/1/36	1,565	1,799
General Motors Co.	6.250%	10/2/43	2,183	2,370
General Motors Co.	5.200%	4/1/45	2,405	2,325
General Motors Co.	6.750%	4/1/46	1,420	1,645
Harley-Davidson Inc.	4.625%	7/28/45	335	348
Home Depot Inc.	5.875%	12/16/36	4,577	5,936
Home Depot Inc.	5.400%	9/15/40	980	1,205
Home Depot Inc.	5.950%	4/1/41	1,465	1,919
Home Depot Inc.	4.200%	4/1/43	1,709	1,820
Home Depot Inc.	4.875%	2/15/44	1,328	1,536
Home Depot Inc.	4.400%	3/15/45	2,455	2,661
Home Depot Inc.	4.250%	4/1/46	2,340	2,497

Home Depot Inc.	3.900%	6/15/47	1,200	1,208
Home Depot Inc.	3.500%	9/15/56	1,300	1,173
Kohl's Corp.	5.550%	7/17/45	650	589
Lowe's Cos. Inc.	6.500%	3/15/29	231	304
Lowe's Cos. Inc.	4.650%	4/15/42	1,210	1,335
Lowe's Cos. Inc.	4.250%	9/15/44	530	550
Lowe's Cos. Inc.	4.375%	9/15/45	2,250	2,395
Lowe's Cos. Inc.	3.700%	4/15/46	2,080	1,986
Lowe's Cos. Inc.	4.050%	5/3/47	2,400	2,424
Macy's Retail Holdings Inc.	7.000%	2/15/28	450	489
Macy's Retail Holdings Inc.	6.900%	4/1/29	465	505
Macy's Retail Holdings Inc.	6.900%	1/15/32	225	244
Macy's Retail Holdings Inc.	6.700%	7/15/34	340	344
Macy's Retail Holdings Inc.	4.500%	12/15/34	830	700
Macy's Retail Holdings Inc.	6.375%	3/15/37	860	886
Mastercard Inc.	3.800%	11/21/46	810	819
McDonald's Corp.	4.700%	12/9/35	1,320	1,438
McDonald's Corp.	6.300%	10/15/37	1,325	1,707
McDonald's Corp.	6.300%	3/1/38	1,201	1,539
McDonald's Corp.	5.700%	2/1/39	605	726
McDonald's Corp.	3.700%	2/15/42	833	776
McDonald's Corp.	3.625%	5/1/43	950	878
McDonald's Corp.	4.600%	5/26/45	895	950
McDonald's Corp.	4.875%	12/9/45	3,402	3,756
McDonald's Corp.	4.450%	3/1/47	850	888
Metropolitan Museum of Art New York
Revenue	3.400%	7/1/45	300	288
NIKE Inc.	3.625%	5/1/43	825	789
NIKE Inc.	3.875%	11/1/45	1,445	1,443
NIKE Inc.	3.375%	11/1/46	1,050	960
Nordstrom Inc.	6.950%	3/15/28	555	678
Nordstrom Inc.	5.000%	1/15/44	1,524	1,465
QVC Inc.	5.450%	8/15/34	535	501
QVC Inc.	5.950%	3/15/43	105	99
Starbucks Corp.	4.300%	6/15/45	425	467
Target Corp.	6.350%	11/1/32	899	1,166
Target Corp.	6.500%	10/15/37	1,027	1,365
Target Corp.	7.000%	1/15/38	975	1,372
Target Corp.	4.000%	7/1/42	1,951	1,932
Target Corp.	3.625%	4/15/46	1,685	1,571
VF Corp.	6.450%	11/1/37	720	947
Visa Inc.	4.150%	12/14/35	2,570	2,754
Visa Inc.	4.300%	12/14/45	5,617	6,065
Wal-Mart Stores Inc.	7.550%	2/15/30	1,743	2,561
Wal-Mart Stores Inc.	5.250%	9/1/35	4,192	5,084
Wal-Mart Stores Inc.	6.500%	8/15/37	4,585	6,341
Wal-Mart Stores Inc.	6.200%	4/15/38	3,539	4,747
Wal-Mart Stores Inc.	5.625%	4/1/40	1,847	2,357
Wal-Mart Stores Inc.	4.875%	7/8/40	1,225	1,426
Wal-Mart Stores Inc.	5.000%	10/25/40	1,730	2,049
Wal-Mart Stores Inc.	5.625%	4/15/41	3,331	4,265
Wal-Mart Stores Inc.	4.000%	4/11/43	1,761	1,827
Wal-Mart Stores Inc.	4.750%	10/2/43	1,250	1,446
Wal-Mart Stores Inc.	4.300%	4/22/44	1,477	1,595
Walgreen Co.	4.400%	9/15/42	610	606
Walgreens Boots Alliance Inc.	4.500%	11/18/34	1,651	1,687
Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,394	2,513

Walgreens Boots Alliance Inc.	4.650%	6/1/46	1,050	1,084
Western Union Co.	6.200%	11/17/36	610	650
Western Union Co.	6.200%	6/21/40	180	188

Consumer Noncyclical (16.7%)
Abbott Laboratories	4.750%	11/30/36	3,065	3,253
Abbott Laboratories	6.150%	11/30/37	1,000	1,219
Abbott Laboratories	6.000%	4/1/39	801	956
Abbott Laboratories	5.300%	5/27/40	1,253	1,395
Abbott Laboratories	4.750%	4/15/43	1,375	1,424
Abbott Laboratories	4.900%	11/30/46	5,275	5,615
AbbVie Inc.	4.500%	5/14/35	3,739	3,854
AbbVie Inc.	4.300%	5/14/36	2,022	2,034
AbbVie Inc.	4.400%	11/6/42	3,996	3,964
AbbVie Inc.	4.700%	5/14/45	4,017	4,149
AbbVie Inc.	4.450%	5/14/46	3,501	3,494
Allergan Funding SCS	4.550%	3/15/35	4,600	4,756
Allergan Funding SCS	4.850%	6/15/44	2,106	2,233
Allergan Funding SCS	4.750%	3/15/45	1,335	1,416
Altria Group Inc.	4.250%	8/9/42	1,871	1,896
Altria Group Inc.	4.500%	5/2/43	930	979
Altria Group Inc.	5.375%	1/31/44	2,829	3,337
Altria Group Inc.	3.875%	9/16/46	2,375	2,256
AmerisourceBergen Corp.	4.250%	3/1/45	662	669
Amgen Inc.	6.400%	2/1/39	850	1,074
Amgen Inc.	4.950%	10/1/41	1,760	1,889
Amgen Inc.	5.150%	11/15/41	2,725	3,015
Amgen Inc.	4.400%	5/1/45	4,924	4,969
Amgen Inc.	4.563%	6/15/48	2,241	2,290
Amgen Inc.	4.663%	6/15/51	4,926	5,063
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	9,483	10,320
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,490	1,466
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	1,050	1,118
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	16,827	18,634
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,860	2,870
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	715	1,092
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,580	2,857
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	2,544	2,416
2 Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	5,045	5,233
Archer-Daniels-Midland Co.	5.935%	10/1/32	605	760
Archer-Daniels-Midland Co.	5.375%	9/15/35	810	957
Archer-Daniels-Midland Co.	4.535%	3/26/42	1,441	1,580
Archer-Daniels-Midland Co.	4.016%	4/16/43	970	1,004
Ascension Health	3.945%	11/15/46	1,225	1,209
1 Ascension Health	4.847%	11/15/53	725	818
AstraZeneca plc	6.450%	9/15/37	4,408	5,876
AstraZeneca plc	4.000%	9/18/42	1,447	1,438
AstraZeneca plc	4.375%	11/16/45	994	1,052
Baxalta Inc.	5.250%	6/23/45	1,575	1,800
Baxter International Inc.	3.500%	8/15/46	500	445
Baylor Scott & White Holdings Texas
Revenue	4.185%	11/15/45	1,143	1,158
Becton Dickinson & Co.	3.700%	6/6/27	2,500	2,505
Becton Dickinson & Co.	5.000%	11/12/40	717	740
Becton Dickinson & Co.	4.685%	12/15/44	2,031	2,060
Becton Dickinson & Co.	4.669%	6/6/47	900	911
Biogen Inc.	5.200%	9/15/45	2,820	3,133

Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	500	517
Boston Scientific Corp.	6.750%	11/15/35	475	588
Boston Scientific Corp.	7.375%	1/15/40	490	644
Bristol-Myers Squibb Co.	5.875%	11/15/36	1,574	1,992
Bristol-Myers Squibb Co.	3.250%	8/1/42	141	126
Bristol-Myers Squibb Co.	4.500%	3/1/44	137	150
Brown-Forman Corp.	4.500%	7/15/45	525	573
Campbell Soup Co.	3.800%	8/2/42	525	501
Cardinal Health Inc.	4.600%	3/15/43	532	535
Cardinal Health Inc.	4.500%	11/15/44	694	682
Cardinal Health Inc.	4.900%	9/15/45	575	607
1 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	976	856
Celgene Corp.	5.250%	8/15/43	185	204
Celgene Corp.	4.625%	5/15/44	1,460	1,495
Celgene Corp.	5.000%	8/15/45	3,705	4,048
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	425	454
City of Hope	5.623%	11/15/43	475	574
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	650	649
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,000	1,137
Colgate-Palmolive Co.	4.000%	8/15/45	1,100	1,147
Conagra Brands Inc.	7.000%	10/1/28	475	607
Conagra Brands Inc.	8.250%	9/15/30	520	719
Constellation Brands Inc.	4.500%	5/9/47	775	787
Danaher Corp.	4.375%	9/15/45	734	797
Delhaize America LLC	9.000%	4/15/31	320	473
Diageo Capital plc	5.875%	9/30/36	1,003	1,272
Diageo Capital plc	3.875%	4/29/43	620	615
Diageo Investment Corp.	7.450%	4/15/35	849	1,212
Diageo Investment Corp.	4.250%	5/11/42	779	812
Dignity Health California GO	4.500%	11/1/42	375	360
Dignity Health California GO	5.267%	11/1/64	400	403
Dr Pepper Snapple Group Inc.	3.430%	6/15/27	1,150	1,168
Dr Pepper Snapple Group Inc.	4.420%	12/15/46	650	670
Eli Lilly & Co.	5.550%	3/15/37	920	1,142
Eli Lilly & Co.	3.700%	3/1/45	871	856
Eli Lilly & Co.	3.950%	5/15/47	1,525	1,562
Estee Lauder Cos. Inc.	6.000%	5/15/37	565	704
Estee Lauder Cos. Inc.	4.375%	6/15/45	890	947
Estee Lauder Cos. Inc.	4.150%	3/15/47	550	569
Express Scripts Holding Co.	6.125%	11/15/41	865	1,027
Express Scripts Holding Co.	4.800%	7/15/46	3,100	3,075
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	885	897
Genentech Inc.	5.250%	7/15/35	625	736
General Mills Inc.	5.400%	6/15/40	923	1,072
General Mills Inc.	4.150%	2/15/43	625	618
Gilead Sciences Inc.	4.600%	9/1/35	1,949	2,054
Gilead Sciences Inc.	4.000%	9/1/36	2,000	1,962
Gilead Sciences Inc.	5.650%	12/1/41	699	821
Gilead Sciences Inc.	4.800%	4/1/44	3,214	3,429
Gilead Sciences Inc.	4.500%	2/1/45	2,784	2,840
Gilead Sciences Inc.	4.750%	3/1/46	4,110	4,355
Gilead Sciences Inc.	4.150%	3/1/47	2,625	2,545
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	655	773
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	4,295	5,749
Hackensack Meridian Health	4.500%	7/1/57	400	416
Hasbro Inc.	6.350%	3/15/40	435	524
Hasbro Inc.	5.100%	5/15/44	830	870

Hershey Co.	7.200%	8/15/27	42	54
JM Smucker Co.	4.250%	3/15/35	1,076	1,111
JM Smucker Co.	4.375%	3/15/45	875	914
Johns Hopkins Health System Corp.	3.837%	5/15/46	700	692
Johnson & Johnson	6.950%	9/1/29	410	565
Johnson & Johnson	4.950%	5/15/33	700	838
Johnson & Johnson	4.375%	12/5/33	1,355	1,529
Johnson & Johnson	3.550%	3/1/36	1,244	1,280
Johnson & Johnson	3.625%	3/3/37	3,150	3,241
Johnson & Johnson	5.950%	8/15/37	2,015	2,686
Johnson & Johnson	5.850%	7/15/38	865	1,143
Johnson & Johnson	4.500%	9/1/40	734	830
Johnson & Johnson	4.850%	5/15/41	420	497
Johnson & Johnson	4.500%	12/5/43	707	803
Johnson & Johnson	3.700%	3/1/46	1,725	1,752
Johnson & Johnson	3.750%	3/3/47	2,650	2,696
Kaiser Foundation Hospitals	4.875%	4/1/42	839	956
Kaiser Foundation Hospitals	4.150%	5/1/47	2,400	2,453
Kellogg Co.	7.450%	4/1/31	700	959
Kellogg Co.	4.500%	4/1/46	1,300	1,336
Kimberly-Clark Corp.	6.625%	8/1/37	530	741
Kimberly-Clark Corp.	5.300%	3/1/41	535	659
Kimberly-Clark Corp.	3.700%	6/1/43	669	649
Kimberly-Clark Corp.	3.200%	7/30/46	1,650	1,484
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	1,489	1,724
Koninklijke Philips NV	6.875%	3/11/38	175	227
Koninklijke Philips NV	5.000%	3/15/42	1,440	1,556
Kraft Foods Group Inc.	6.875%	1/26/39	1,895	2,417
Kraft Foods Group Inc.	6.500%	2/9/40	1,035	1,278
Kraft Foods Group Inc.	5.000%	6/4/42	3,091	3,216
Kraft Heinz Foods Co.	5.000%	7/15/35	1,793	1,916
Kraft Heinz Foods Co.	5.200%	7/15/45	3,820	4,096
Kraft Heinz Foods Co.	4.375%	6/1/46	4,215	4,010
Kroger Co.	4.450%	2/1/47	1,900	1,896
Laboratory Corp. of America Holdings	4.700%	2/1/45	1,446	1,482
Mattel Inc.	5.450%	11/1/41	450	469
1 Mayo Clinic	3.774%	11/15/43	450	439
1 Mayo Clinic	4.000%	11/15/47	385	387
1 Mayo Clinic	4.128%	11/15/52	400	419
McKesson Corp.	6.000%	3/1/41	355	425
McKesson Corp.	4.883%	3/15/44	1,623	1,745
Mead Johnson Nutrition Co.	5.900%	11/1/39	395	486
Mead Johnson Nutrition Co.	4.600%	6/1/44	789	849
Medtronic Inc.	4.375%	3/15/35	3,987	4,301
Medtronic Inc.	6.500%	3/15/39	155	206
Medtronic Inc.	5.550%	3/15/40	865	1,043
Medtronic Inc.	4.500%	3/15/42	1,887	2,030
Medtronic Inc.	4.625%	3/15/44	856	936
Medtronic Inc.	4.625%	3/15/45	7,508	8,260
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	535	624
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	650	653
Memorial Sloan-Kettering Cancer Center New
York GO	4.200%	7/1/55	714	730
Merck & Co. Inc.	6.500%	12/1/33	2,604	3,474
Merck & Co. Inc.	6.550%	9/15/37	980	1,353

Merck & Co. Inc.	3.600%	9/15/42	590	574
Merck & Co. Inc.	4.150%	5/18/43	1,120	1,178
Merck & Co. Inc.	3.700%	2/10/45	4,200	4,119
Merck Sharp & Dohme Corp.	5.950%	12/1/28	355	449
Merck Sharp & Dohme Corp.	5.850%	6/30/39	400	517
Molson Coors Brewing Co.	5.000%	5/1/42	1,796	1,966
Molson Coors Brewing Co.	4.200%	7/15/46	2,712	2,605
Mondelez International Inc.	6.500%	2/9/40	909	1,161
Mylan Inc.	5.400%	11/29/43	632	677
Mylan NV	5.250%	6/15/46	1,450	1,530
New York & Presbyterian Hospital	4.024%	8/1/45	1,000	1,000
New York & Presbyterian Hospital	4.063%	8/1/56	700	688
Newell Brands Inc.	5.375%	4/1/36	1,650	1,902
Newell Brands Inc.	5.500%	4/1/46	2,746	3,260
Northwell Healthcare Inc.	3.979%	11/1/46	1,000	943
Novartis Capital Corp.	3.700%	9/21/42	1,323	1,300
Novartis Capital Corp.	4.400%	5/6/44	3,965	4,351
Novartis Capital Corp.	4.000%	11/20/45	360	371
NYU Hospitals Center	4.784%	7/1/44	425	459
1 NYU Hospitals Center	4.368%	7/1/47	775	792
Partners Healthcare System Inc.	4.117%	7/1/55	475	466
PepsiCo Inc.	5.500%	1/15/40	1,338	1,648
PepsiCo Inc.	4.875%	11/1/40	1,054	1,216
PepsiCo Inc.	4.000%	3/5/42	2,045	2,073
PepsiCo Inc.	3.600%	8/13/42	150	143
PepsiCo Inc.	4.250%	10/22/44	1,311	1,383
PepsiCo Inc.	4.600%	7/17/45	612	678
PepsiCo Inc.	4.450%	4/14/46	2,515	2,706
PepsiCo Inc.	3.450%	10/6/46	1,753	1,615
PepsiCo Inc.	4.000%	5/2/47	1,750	1,774
Perrigo Co. plc	5.300%	11/15/43	814	876
Perrigo Finance Unlimited Co.	4.900%	12/15/44	725	731
Pfizer Inc.	4.000%	12/15/36	2,663	2,761
Pfizer Inc.	7.200%	3/15/39	3,430	5,024
Pfizer Inc.	4.300%	6/15/43	1,162	1,227
Pfizer Inc.	4.400%	5/15/44	1,585	1,707
Pfizer Inc.	4.125%	12/15/46	2,800	2,899
Pharmacia LLC	6.600%	12/1/28	1,005	1,328
Philip Morris International Inc.	6.375%	5/16/38	2,199	2,875
Philip Morris International Inc.	4.375%	11/15/41	1,680	1,732
Philip Morris International Inc.	4.500%	3/20/42	931	981
Philip Morris International Inc.	3.875%	8/21/42	1,205	1,157
Philip Morris International Inc.	4.125%	3/4/43	1,588	1,569
Philip Morris International Inc.	4.875%	11/15/43	1,320	1,461
Philip Morris International Inc.	4.250%	11/10/44	1,667	1,696
Procter & Gamble Co.	5.500%	2/1/34	1,550	1,974
Procter & Gamble Co.	5.550%	3/5/37	1,600	2,144
Quest Diagnostics Inc.	5.750%	1/30/40	13	14
Quest Diagnostics Inc.	4.700%	3/30/45	325	338
Reynolds American Inc.	5.700%	8/15/35	1,390	1,626
Reynolds American Inc.	7.250%	6/15/37	876	1,184
Reynolds American Inc.	6.150%	9/15/43	125	155
Reynolds American Inc.	5.850%	8/15/45	4,039	4,873
RWJ Barnabas Health Inc.	3.949%	7/1/46	475	460
SSM Health Care Corp.	3.823%	6/1/27	675	695
Stryker Corp.	4.100%	4/1/43	832	815
Stryker Corp.	4.375%	5/15/44	1,125	1,134

Stryker Corp.	4.625%	3/15/46	870	926
Sysco Corp.	5.375%	9/21/35	914	1,063
Sysco Corp.	4.850%	10/1/45	350	382
Sysco Corp.	4.500%	4/1/46	1,010	1,046
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	1,478	1,681
Teva Pharmaceutical Finance Netherlands III
BV	4.100%	10/1/46	3,277	2,885
1 Texas Health Resources	4.330%	11/15/55	552	576
The Kroger Co.	7.700%	6/1/29	680	913
The Kroger Co.	8.000%	9/15/29	200	273
The Kroger Co.	7.500%	4/1/31	230	313
The Kroger Co.	6.900%	4/15/38	181	239
The Kroger Co.	5.400%	7/15/40	1,388	1,557
The Kroger Co.	5.150%	8/1/43	675	740
The Kroger Co.	3.875%	10/15/46	400	369
The Pepsi Bottling Group Inc.	7.000%	3/1/29	1,610	2,203
Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,208	1,387
Trinity Health Corp.	4.125%	12/1/45	600	591
Tyson Foods Inc.	3.550%	6/2/27	1,750	1,763
Tyson Foods Inc.	4.875%	8/15/34	715	764
Tyson Foods Inc.	5.150%	8/15/44	1,034	1,142
Tyson Foods Inc.	4.550%	6/2/47	1,200	1,229
Unilever Capital Corp.	5.900%	11/15/32	1,349	1,771
Whirlpool Corp.	4.500%	6/1/46	800	819
Wyeth LLC	6.500%	2/1/34	1,505	1,987
Wyeth LLC	6.000%	2/15/36	1,484	1,871
Wyeth LLC	5.950%	4/1/37	2,684	3,424
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	395
Zoetis Inc.	4.700%	2/1/43	1,885	2,013

Energy (11.2%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	695	862
Anadarko Finance Co.	7.500%	5/1/31	1,577	2,022
Anadarko Petroleum Corp.	6.450%	9/15/36	2,580	3,060
Anadarko Petroleum Corp.	7.950%	6/15/39	295	384
Anadarko Petroleum Corp.	6.200%	3/15/40	1,300	1,495
Anadarko Petroleum Corp.	4.500%	7/15/44	1,100	1,047
Anadarko Petroleum Corp.	6.600%	3/15/46	2,255	2,789
Apache Corp.	6.000%	1/15/37	1,761	2,046
Apache Corp.	5.100%	9/1/40	2,621	2,759
Apache Corp.	5.250%	2/1/42	705	753
Apache Corp.	4.750%	4/15/43	2,465	2,490
Apache Corp.	4.250%	1/15/44	650	615
Apache Finance Canada Corp.	7.750%	12/15/29	650	867
Baker Hughes Inc.	5.125%	9/15/40	2,245	2,561
Boardwalk Pipelines LP	4.450%	7/15/27	750	773
BP Capital Markets plc	3.723%	11/28/28	1,785	1,845
Buckeye Partners LP	5.850%	11/15/43	545	591
Buckeye Partners LP	5.600%	10/15/44	556	589
Burlington Resources Finance Co.	7.200%	8/15/31	1,544	2,081
Burlington Resources Finance Co.	7.400%	12/1/31	931	1,276
Canadian Natural Resources Ltd.	3.850%	6/1/27	1,600	1,606
Canadian Natural Resources Ltd.	7.200%	1/15/32	843	1,048
Canadian Natural Resources Ltd.	6.450%	6/30/33	761	881
Canadian Natural Resources Ltd.	5.850%	2/1/35	400	442
Canadian Natural Resources Ltd.	6.500%	2/15/37	655	773
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,767	2,053

Canadian Natural Resources Ltd.	6.750%	2/1/39	359	435
Canadian Natural Resources Ltd.	4.950%	6/1/47	1,100	1,113
2 Cenovus Energy Inc.	5.250%	6/15/37	1,600	1,568
Cenovus Energy Inc.	6.750%	11/15/39	2,800	3,122
Cenovus Energy Inc.	4.450%	9/15/42	1,125	969
Cenovus Energy Inc.	5.200%	9/15/43	200	190
2 Cenovus Energy Inc.	5.400%	6/15/47	1,475	1,434
Columbia Pipeline Group Inc.	5.800%	6/1/45	750	896
Conoco Funding Co.	7.250%	10/15/31	712	959
ConocoPhillips	5.900%	10/15/32	665	809
ConocoPhillips	5.900%	5/15/38	946	1,152
ConocoPhillips	6.500%	2/1/39	4,495	5,832
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,102	1,351
ConocoPhillips Co.	4.150%	11/15/34	1,175	1,197
ConocoPhillips Co.	4.300%	11/15/44	1,203	1,222
ConocoPhillips Co.	5.950%	3/15/46	808	1,025
ConocoPhillips Holding Co.	6.950%	4/15/29	2,025	2,646
Devon Energy Corp.	7.950%	4/15/32	830	1,101
Devon Energy Corp.	5.600%	7/15/41	1,992	2,152
Devon Energy Corp.	4.750%	5/15/42	1,612	1,586
Devon Energy Corp.	5.000%	6/15/45	1,589	1,622
Devon Financing Co. LLC	7.875%	9/30/31	1,695	2,233
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	625	655
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	837	862
Enable Midstream Partners LP	5.000%	5/15/44	773	730
Enbridge Energy Partners LP	7.500%	4/15/38	1,370	1,750
Enbridge Energy Partners LP	5.500%	9/15/40	720	767
Enbridge Energy Partners LP	7.375%	10/15/45	300	391
Enbridge Inc.	4.500%	6/10/44	700	682
Enbridge Inc.	5.500%	12/1/46	1,400	1,563
Encana Corp.	8.125%	9/15/30	500	647
Encana Corp.	6.500%	8/15/34	1,198	1,379
Encana Corp.	6.625%	8/15/37	1,550	1,803
Encana Corp.	6.500%	2/1/38	658	761
Encana Corp.	5.150%	11/15/41	50	49
Energy Transfer LP	8.250%	11/15/29	264	348
Energy Transfer LP	4.900%	3/15/35	1,265	1,247
Energy Transfer LP	6.625%	10/15/36	645	744
Energy Transfer LP	7.500%	7/1/38	862	1,060
Energy Transfer LP	6.050%	6/1/41	784	854
Energy Transfer LP	6.500%	2/1/42	1,270	1,445
Energy Transfer LP	5.150%	2/1/43	345	336
Energy Transfer LP	5.950%	10/1/43	652	701
Energy Transfer LP	5.150%	3/15/45	2,110	2,069
Energy Transfer LP	6.125%	12/15/45	1,998	2,219
Energy Transfer LP	5.300%	4/15/47	1,500	1,506
Eni USA Inc.	7.300%	11/15/27	395	503
EnLink Midstream Partners LP	5.600%	4/1/44	633	647
EnLink Midstream Partners LP	5.050%	4/1/45	800	766
EnLink Midstream Partners LP	5.450%	6/1/47	350	353
Enterprise Products Operating LLC	6.875%	3/1/33	604	763
Enterprise Products Operating LLC	6.650%	10/15/34	360	450
Enterprise Products Operating LLC	7.550%	4/15/38	740	1,006
Enterprise Products Operating LLC	6.125%	10/15/39	1,290	1,556
Enterprise Products Operating LLC	6.450%	9/1/40	710	889
Enterprise Products Operating LLC	5.950%	2/1/41	926	1,108
Enterprise Products Operating LLC	5.700%	2/15/42	804	940

Enterprise Products Operating LLC	4.850%	8/15/42	2,035	2,138
Enterprise Products Operating LLC	4.450%	2/15/43	1,575	1,562
Enterprise Products Operating LLC	4.850%	3/15/44	1,930	2,030
Enterprise Products Operating LLC	5.100%	2/15/45	2,004	2,182
Enterprise Products Operating LLC	4.900%	5/15/46	1,570	1,673
Enterprise Products Operating LLC	4.950%	10/15/54	650	678
EOG Resources Inc.	3.900%	4/1/35	660	646
Exxon Mobil Corp.	3.567%	3/6/45	1,300	1,248
Exxon Mobil Corp.	4.114%	3/1/46	4,255	4,447
Halliburton Co.	4.850%	11/15/35	1,815	1,945
Halliburton Co.	6.700%	9/15/38	1,316	1,690
Halliburton Co.	7.450%	9/15/39	896	1,237
Halliburton Co.	4.500%	11/15/41	1,080	1,086
Halliburton Co.	4.750%	8/1/43	1,680	1,751
Halliburton Co.	5.000%	11/15/45	3,245	3,502
Hess Corp.	7.875%	10/1/29	1,045	1,296
Hess Corp.	7.300%	8/15/31	720	864
Hess Corp.	7.125%	3/15/33	1,050	1,229
Hess Corp.	6.000%	1/15/40	1,292	1,369
Hess Corp.	5.600%	2/15/41	1,786	1,835
Hess Corp.	5.800%	4/1/47	800	848
Husky Energy Inc.	6.800%	9/15/37	690	858
Kerr-McGee Corp.	7.875%	9/15/31	465	606
Kinder Morgan Energy Partners LP	7.400%	3/15/31	238	292
Kinder Morgan Energy Partners LP	7.750%	3/15/32	942	1,190
Kinder Morgan Energy Partners LP	7.300%	8/15/33	675	824
Kinder Morgan Energy Partners LP	5.800%	3/15/35	975	1,054
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,135	1,280
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,742	2,089
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,353	1,553
Kinder Morgan Energy Partners LP	6.550%	9/15/40	750	870
Kinder Morgan Energy Partners LP	7.500%	11/15/40	600	754
Kinder Morgan Energy Partners LP	6.375%	3/1/41	725	816
Kinder Morgan Energy Partners LP	5.625%	9/1/41	540	560
Kinder Morgan Energy Partners LP	5.000%	8/15/42	612	599
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,179	1,128
Kinder Morgan Energy Partners LP	5.000%	3/1/43	600	587
Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,550	1,609
Kinder Morgan Energy Partners LP	5.400%	9/1/44	700	717
Kinder Morgan Inc.	7.800%	8/1/31	200	258
Kinder Morgan Inc.	7.750%	1/15/32	1,080	1,387
Kinder Morgan Inc.	5.300%	12/1/34	2,215	2,312
Kinder Morgan Inc.	5.550%	6/1/45	3,304	3,497
Kinder Morgan Inc.	5.050%	2/15/46	550	551
Magellan Midstream Partners LP	5.150%	10/15/43	915	1,000
Magellan Midstream Partners LP	4.250%	9/15/46	845	827
Marathon Oil Corp.	6.800%	3/15/32	961	1,100
Marathon Oil Corp.	6.600%	10/1/37	1,371	1,570
Marathon Oil Corp.	5.200%	6/1/45	950	954
Marathon Petroleum Corp.	6.500%	3/1/41	1,283	1,466
Marathon Petroleum Corp.	4.750%	9/15/44	1,169	1,097
Marathon Petroleum Corp.	5.850%	12/15/45	375	382
Marathon Petroleum Corp.	5.000%	9/15/54	1,300	1,174
MPLX LP	5.200%	3/1/47	1,600	1,646
National Oilwell Varco Inc.	3.950%	12/1/42	1,682	1,422
Noble Energy Inc.	6.000%	3/1/41	1,396	1,594
Noble Energy Inc.	5.250%	11/15/43	1,497	1,567

Noble Energy Inc.	5.050%	11/15/44	1,355	1,389
Occidental Petroleum Corp.	4.625%	6/15/45	1,309	1,393
Occidental Petroleum Corp.	4.400%	4/15/46	1,955	2,029
Occidental Petroleum Corp.	4.100%	2/15/47	1,040	1,031
ONEOK Partners LP	6.650%	10/1/36	589	703
ONEOK Partners LP	6.850%	10/15/37	860	1,054
ONEOK Partners LP	6.125%	2/1/41	671	766
ONEOK Partners LP	6.200%	9/15/43	1,209	1,394
Petro-Canada	5.350%	7/15/33	545	608
Petro-Canada	5.950%	5/15/35	1,170	1,392
Petro-Canada	6.800%	5/15/38	1,210	1,581
Phillips 66	4.650%	11/15/34	1,575	1,644
Phillips 66	5.875%	5/1/42	2,316	2,762
Phillips 66	4.875%	11/15/44	2,519	2,678
Phillips 66 Partners LP	4.680%	2/15/45	775	742
Phillips 66 Partners LP	4.900%	10/1/46	400	394
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	685	778
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	745	720
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	990	853
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	1,605	1,467
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	475	447
2 Sabine Pass Liquefaction LLC	4.200%	3/15/28	2,700	2,734
Shell International Finance BV	4.125%	5/11/35	2,799	2,898
Shell International Finance BV	6.375%	12/15/38	3,703	4,881
Shell International Finance BV	5.500%	3/25/40	1,329	1,594
Shell International Finance BV	3.625%	8/21/42	1,279	1,184
Shell International Finance BV	4.550%	8/12/43	2,525	2,677
Shell International Finance BV	4.375%	5/11/45	5,280	5,502
Shell International Finance BV	4.000%	5/10/46	3,335	3,283
Shell International Finance BV	3.750%	9/12/46	1,630	1,536
Spectra Energy Partners LP	5.950%	9/25/43	350	407
Spectra Energy Partners LP	4.500%	3/15/45	1,225	1,211
Suncor Energy Inc.	7.150%	2/1/32	715	938
Suncor Energy Inc.	5.950%	12/1/34	825	987
Suncor Energy Inc.	6.500%	6/15/38	1,930	2,463
Suncor Energy Inc.	6.850%	6/1/39	885	1,170
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	775	838
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,050	1,010
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	700	706
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	655	664
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	890	1,081
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	621	782
Texas Eastern Transmission LP	7.000%	7/15/32	766	965
Tosco Corp.	8.125%	2/15/30	520	727
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,900	2,058
TransCanada PipeLines Ltd.	5.600%	3/31/34	460	540
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,025	1,248
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,205	1,521
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,404	1,949
TransCanada PipeLines Ltd.	7.625%	1/15/39	2,275	3,295
TransCanada PipeLines Ltd.	6.100%	6/1/40	995	1,267
TransCanada PipeLines Ltd.	5.000%	10/16/43	950	1,084

Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	700	780
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	685	678
Valero Energy Corp.	7.500%	4/15/32	1,189	1,554
Valero Energy Corp.	6.625%	6/15/37	2,366	2,875
Valero Energy Corp.	4.900%	3/15/45	1,295	1,334
Western Gas Partners LP	5.450%	4/1/44	825	863
Williams Partners LP	6.300%	4/15/40	1,465	1,729
Williams Partners LP	5.800%	11/15/43	1,041	1,165
Williams Partners LP	5.400%	3/4/44	450	477
Williams Partners LP	4.900%	1/15/45	1,190	1,191
Williams Partners LP	5.100%	9/15/45	1,560	1,614

Other Industrial (0.5%)
California Institute of Technology GO	4.321%	8/1/45	605	661
California Institute of Technology GO	4.700%	11/1/11	568	573
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	535	567
1 Massachusetts Institute of Technology GO	3.959%	7/1/38	650	697
Massachusetts Institute of Technology GO	5.600%	7/1/11	1,095	1,416
Massachusetts Institute of Technology GO	4.678%	7/1/14	925	1,004
Massachusetts Institute of Technology GO	3.885%	7/1/16	850	774
1 Northwestern University Illinois GO	4.643%	12/1/44	975	1,151
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	436	453
President & Fellows of Harvard College
Massachusetts Revenue	3.300%	7/15/56	800	758
1 Rice University Texas GO	3.574%	5/15/45	850	857
Stanford University California GO	3.647%	5/1/48	1,300	1,348
1 University of Notre Dame du Lac Indiana GO	3.438%	2/15/45	475	475
University of Pennsylvania GO	4.674%	9/1/12	450	473
1 University of Southern California GO	3.028%	10/1/39	1,677	1,560
Wesleyan University Connecticut GO	4.781%	7/1/16	300	293

Technology (7.0%)
Analog Devices Inc.	4.500%	12/5/36	300	307
Analog Devices Inc.	5.300%	12/15/45	400	454
Apple Inc.	4.500%	2/23/36	1,225	1,360
Apple Inc.	3.850%	5/4/43	4,426	4,381
Apple Inc.	4.450%	5/6/44	2,745	2,960
Apple Inc.	3.450%	2/9/45	3,173	2,946
Apple Inc.	4.375%	5/13/45	3,165	3,373
Apple Inc.	4.650%	2/23/46	5,995	6,621
Apple Inc.	3.850%	8/4/46	3,468	3,412
Apple Inc.	4.250%	2/9/47	2,250	2,346
Applied Materials Inc.	5.100%	10/1/35	833	970
Applied Materials Inc.	5.850%	6/15/41	715	901
Applied Materials Inc.	4.350%	4/1/47	1,950	2,043
Cisco Systems Inc.	5.900%	2/15/39	3,347	4,342
Cisco Systems Inc.	5.500%	1/15/40	2,890	3,579
Corning Inc.	4.700%	3/15/37	250	259
Corning Inc.	5.750%	8/15/40	823	950
Corning Inc.	4.750%	3/15/42	255	264
2 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.100%	7/15/36	2,633	3,310
2 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.350%	7/15/46	3,411	4,416
Fidelity National Information Services Inc.	4.500%	8/15/46	1,100	1,114
Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,185	1,274

Hewlett Packard Enterprise Co.	6.350%	10/15/45	2,525	2,723
HP Enterprise Services LLC	7.450%	10/15/29	500	616
HP Inc.	6.000%	9/15/41	1,360	1,442
Intel Corp.	4.000%	12/15/32	798	858
Intel Corp.	4.800%	10/1/41	2,304	2,596
Intel Corp.	4.250%	12/15/42	1,745	1,825
Intel Corp.	4.900%	7/29/45	2,741	3,139
Intel Corp.	4.100%	5/19/46	2,157	2,204
Intel Corp.	4.100%	5/11/47	1,800	1,834
International Business Machines Corp.	6.220%	8/1/27	672	846
International Business Machines Corp.	6.500%	1/15/28	350	449
International Business Machines Corp.	5.875%	11/29/32	1,195	1,541
International Business Machines Corp.	5.600%	11/30/39	919	1,135
International Business Machines Corp.	4.000%	6/20/42	2,751	2,728
International Business Machines Corp.	4.700%	2/19/46	850	940
Juniper Networks Inc.	5.950%	3/15/41	650	722
Microsoft Corp.	3.500%	2/12/35	2,425	2,418
Microsoft Corp.	4.200%	11/3/35	1,640	1,760
Microsoft Corp.	3.450%	8/8/36	4,240	4,139
Microsoft Corp.	4.100%	2/6/37	4,619	4,914
Microsoft Corp.	5.200%	6/1/39	685	827
Microsoft Corp.	4.500%	10/1/40	1,550	1,726
Microsoft Corp.	5.300%	2/8/41	1,000	1,227
Microsoft Corp.	3.500%	11/15/42	1,505	1,450
Microsoft Corp.	3.750%	5/1/43	1,401	1,380
Microsoft Corp.	4.875%	12/15/43	900	1,039
Microsoft Corp.	3.750%	2/12/45	3,540	3,478
Microsoft Corp.	4.450%	11/3/45	4,900	5,349
Microsoft Corp.	3.700%	8/8/46	6,025	5,844
Microsoft Corp.	4.250%	2/6/47	5,950	6,300
Microsoft Corp.	4.000%	2/12/55	3,714	3,683
Microsoft Corp.	4.750%	11/3/55	1,885	2,136
Microsoft Corp.	3.950%	8/8/56	2,550	2,499
Microsoft Corp.	4.500%	2/6/57	3,400	3,663
Motorola Solutions Inc.	5.500%	9/1/44	703	691
Oracle Corp.	3.250%	5/15/30	425	430
Oracle Corp.	4.300%	7/8/34	3,038	3,250
Oracle Corp.	3.900%	5/15/35	2,759	2,815
Oracle Corp.	3.850%	7/15/36	2,245	2,272
Oracle Corp.	6.500%	4/15/38	2,039	2,758
Oracle Corp.	6.125%	7/8/39	2,006	2,619
Oracle Corp.	5.375%	7/15/40	3,128	3,766
Oracle Corp.	4.500%	7/8/44	1,320	1,413
Oracle Corp.	4.125%	5/15/45	3,994	4,022
Oracle Corp.	4.000%	7/15/46	4,290	4,263
Oracle Corp.	4.375%	5/15/55	1,775	1,829
QUALCOMM Inc.	4.650%	5/20/35	1,680	1,821
QUALCOMM Inc.	4.800%	5/20/45	2,393	2,581
QUALCOMM Inc.	4.300%	5/20/47	2,100	2,103
Seagate HDD Cayman	4.875%	6/1/27	1,100	1,073
Seagate HDD Cayman	5.750%	12/1/34	775	744
Tyco Electronics Group SA	7.125%	10/1/37	770	1,039
Verisk Analytics Inc.	5.500%	6/15/45	700	781
Xerox Corp.	6.750%	12/15/39	342	364

Transportation (3.6%)
1 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	595	607
1 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	292	300
1 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	658	664
1 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	300	299
1 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	1,150	1,136
1 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	275	266
1 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	950	920
1 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	2/15/29	300	304
Burlington Northern Santa Fe LLC	3.250%	6/15/27	575	591
Burlington Northern Santa Fe LLC	6.200%	8/15/36	925	1,203
Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,642	2,064
Burlington Northern Santa Fe LLC	5.050%	3/1/41	966	1,122
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,023	1,230
Burlington Northern Santa Fe LLC	4.950%	9/15/41	300	343
Burlington Northern Santa Fe LLC	4.400%	3/15/42	616	659
Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,092	1,169
Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,487	1,606
Burlington Northern Santa Fe LLC	5.150%	9/1/43	836	991
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,919	2,207
Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,125	2,317
Burlington Northern Santa Fe LLC	4.150%	4/1/45	1,672	1,724
Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,450	1,623
Burlington Northern Santa Fe LLC	3.900%	8/1/46	700	706
Burlington Northern Santa Fe LLC	4.125%	6/15/47	1,650	1,708
Canadian National Railway Co.	6.900%	7/15/28	621	839
Canadian National Railway Co.	6.250%	8/1/34	625	825
Canadian National Railway Co.	6.200%	6/1/36	630	837
Canadian National Railway Co.	6.375%	11/15/37	874	1,186
Canadian National Railway Co.	4.500%	11/7/43	200	217
Canadian National Railway Co.	3.200%	8/2/46	745	679
Canadian Pacific Railway Co.	7.125%	10/15/31	729	1,013
Canadian Pacific Railway Co.	5.750%	3/15/33	170	200
Canadian Pacific Railway Co.	4.800%	9/15/35	405	448
Canadian Pacific Railway Co.	5.950%	5/15/37	765	936
Canadian Pacific Railway Co.	5.750%	1/15/42	350	428
Canadian Pacific Railway Co.	4.800%	8/1/45	650	727
Canadian Pacific Railway Co.	6.125%	9/15/15	1,080	1,337
CSX Corp.	3.250%	6/1/27	1,350	1,365
CSX Corp.	6.000%	10/1/36	823	1,025
CSX Corp.	6.150%	5/1/37	988	1,246
CSX Corp.	6.220%	4/30/40	985	1,267
CSX Corp.	5.500%	4/15/41	596	711
CSX Corp.	4.750%	5/30/42	1,015	1,112
CSX Corp.	4.400%	3/1/43	500	518
CSX Corp.	4.100%	3/15/44	2,112	2,139
CSX Corp.	3.800%	11/1/46	756	728
CSX Corp.	3.950%	5/1/50	850	813
CSX Corp.	4.500%	8/1/54	626	644

CSX Corp.	4.250%	11/1/66	680	655
1 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	351	361
FedEx Corp.	4.900%	1/15/34	1,280	1,410
FedEx Corp.	3.900%	2/1/35	559	546
FedEx Corp.	3.875%	8/1/42	581	542
FedEx Corp.	4.100%	4/15/43	811	784
FedEx Corp.	5.100%	1/15/44	2,011	2,219
FedEx Corp.	4.100%	2/1/45	672	647
FedEx Corp.	4.750%	11/15/45	2,040	2,165
FedEx Corp.	4.550%	4/1/46	1,135	1,166
FedEx Corp.	4.400%	1/15/47	950	953
FedEx Corp.	4.500%	2/1/65	384	362
Kansas City Southern	4.300%	5/15/43	820	805
Kansas City Southern	4.950%	8/15/45	940	1,000
1 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	996	985
Norfolk Southern Corp.	3.150%	6/1/27	500	500
Norfolk Southern Corp.	7.250%	2/15/31	545	746
Norfolk Southern Corp.	7.050%	5/1/37	255	346
Norfolk Southern Corp.	4.837%	10/1/41	992	1,103
Norfolk Southern Corp.	3.950%	10/1/42	580	571
Norfolk Southern Corp.	4.800%	8/15/43	611	680
Norfolk Southern Corp.	4.450%	6/15/45	529	562
Norfolk Southern Corp.	4.650%	1/15/46	995	1,091
Norfolk Southern Corp.	7.900%	5/15/97	270	399
Norfolk Southern Corp.	6.000%	3/15/05	813	960
Norfolk Southern Corp.	6.000%	5/23/11	720	859
1 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	590	604
Union Pacific Corp.	3.375%	2/1/35	471	465
Union Pacific Corp.	4.300%	6/15/42	543	570
Union Pacific Corp.	4.250%	4/15/43	637	666
Union Pacific Corp.	4.821%	2/1/44	100	113
Union Pacific Corp.	4.150%	1/15/45	325	337
Union Pacific Corp.	4.050%	11/15/45	725	742
Union Pacific Corp.	4.050%	3/1/46	860	877
Union Pacific Corp.	3.350%	8/15/46	369	339
Union Pacific Corp.	4.000%	4/15/47	1,400	1,424
Union Pacific Corp.	3.799%	10/1/51	3,453	3,329
Union Pacific Corp.	3.875%	2/1/55	890	855
Union Pacific Corp.	4.375%	11/15/65	510	528
1 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	439	446
1 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	450	452
1 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	950	938
1 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	475	467
1 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	850	824
United Parcel Service Inc.	6.200%	1/15/38	2,497	3,351
United Parcel Service Inc.	4.875%	11/15/40	1,060	1,232
United Parcel Service Inc.	3.625%	10/1/42	265	257
United Parcel Service Inc.	3.400%	11/15/46	325	308
United Parcel Service of America Inc.	8.375%	4/1/30	325	467
				1,710,807

Utilities (11.4%)
Electric (10.5%)
AEP Transmission Co. LLC	4.000%	12/1/46	800	822
Alabama Power Co.	6.125%	5/15/38	490	614
Alabama Power Co.	6.000%	3/1/39	575	721
Alabama Power Co.	5.500%	3/15/41	320	377
Alabama Power Co.	5.200%	6/1/41	396	454
Alabama Power Co.	4.100%	1/15/42	260	261
Alabama Power Co.	3.850%	12/1/42	425	420
Alabama Power Co.	4.150%	8/15/44	400	412
Alabama Power Co.	3.750%	3/1/45	600	585
Alabama Power Co.	4.300%	1/2/46	1,162	1,221
Ameren Illinois Co.	4.300%	7/1/44	220	234
Ameren Illinois Co.	4.150%	3/15/46	555	590
Appalachian Power Co.	3.300%	6/1/27	1,000	1,018
Appalachian Power Co.	7.000%	4/1/38	540	742
Appalachian Power Co.	4.400%	5/15/44	460	485
Appalachian Power Co.	4.450%	6/1/45	625	664
Arizona Public Service Co.	5.050%	9/1/41	330	379
Arizona Public Service Co.	4.500%	4/1/42	573	620
Arizona Public Service Co.	4.350%	11/15/45	1,150	1,230
Arizona Public Service Co.	3.750%	5/15/46	705	684
Baltimore Gas & Electric Co.	6.350%	10/1/36	448	576
Baltimore Gas & Electric Co.	3.500%	8/15/46	650	611
Berkshire Hathaway Energy Co.	8.480%	9/15/28	378	553
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,735	2,208
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,446	1,817
Berkshire Hathaway Energy Co.	6.500%	9/15/37	1,212	1,617
Berkshire Hathaway Energy Co.	5.150%	11/15/43	895	1,049
Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,785	1,927
Black Hills Corp.	4.200%	9/15/46	480	471
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	450	616
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	730	708
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	796	890
Cleco Corporate Holdings LLC	4.973%	5/1/46	425	453
Cleco Power LLC	6.500%	12/1/35	417	521
Cleco Power LLC	6.000%	12/1/40	660	798
Cleveland Electric Illuminating Co.	5.950%	12/15/36	280	334
CMS Energy Corp.	3.450%	8/15/27	575	580
CMS Energy Corp.	4.875%	3/1/44	384	418
Commonwealth Edison Co.	5.900%	3/15/36	785	989
Commonwealth Edison Co.	6.450%	1/15/38	632	848
Commonwealth Edison Co.	3.800%	10/1/42	370	365
Commonwealth Edison Co.	4.600%	8/15/43	1,000	1,107
Commonwealth Edison Co.	4.700%	1/15/44	557	629
Commonwealth Edison Co.	3.700%	3/1/45	1,145	1,115
Commonwealth Edison Co.	4.350%	11/15/45	909	975
Commonwealth Edison Co.	3.650%	6/15/46	675	649
Connecticut Light & Power Co.	4.150%	6/1/45	450	474
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	745	869
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	250	311
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	276	356
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,330	1,747
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	575	796
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	425	518
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,060	1,327
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	375	392

Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,657	1,673
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	2,050	2,232
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	810	889
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,580	1,568
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	710	776
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	760	789
Constellation Energy Group Inc.	7.600%	4/1/32	450	605
Consumers Energy Co.	3.950%	5/15/43	420	437
Consumers Energy Co.	3.250%	8/15/46	890	817
Consumers Energy Co.	3.950%	7/15/47	1,000	1,050
Delmarva Power & Light Co.	4.150%	5/15/45	500	524
Dominion Energy Inc.	7.000%	6/15/38	575	765
Dominion Energy Inc.	4.700%	12/1/44	946	1,005
Dominion Energy Inc.	6.300%	3/15/33	470	579
Dominion Energy Inc.	5.250%	8/1/33	512	574
Dominion Energy Inc.	5.950%	6/15/35	2,305	2,804
Dominion Energy Inc.	4.900%	8/1/41	780	842
Dominion Energy Inc.	4.050%	9/15/42	405	388
DTE Electric Co.	4.000%	4/1/43	625	648
DTE Electric Co.	4.300%	7/1/44	478	513
DTE Electric Co.	3.700%	3/15/45	1,365	1,343
DTE Electric Co.	3.700%	6/1/46	425	419
DTE Energy Co.	6.375%	4/15/33	420	524
Duke Energy Carolinas LLC	6.000%	12/1/28	435	543
Duke Energy Carolinas LLC	6.450%	10/15/32	508	674
Duke Energy Carolinas LLC	6.100%	6/1/37	670	868
Duke Energy Carolinas LLC	6.000%	1/15/38	710	904
Duke Energy Carolinas LLC	6.050%	4/15/38	816	1,047
Duke Energy Carolinas LLC	5.300%	2/15/40	730	890
Duke Energy Carolinas LLC	4.250%	12/15/41	653	694
Duke Energy Carolinas LLC	4.000%	9/30/42	785	801
Duke Energy Carolinas LLC	3.750%	6/1/45	655	647
Duke Energy Carolinas LLC	3.875%	3/15/46	955	967
Duke Energy Corp.	4.800%	12/15/45	1,750	1,901
Duke Energy Corp.	3.750%	9/1/46	2,835	2,661
Duke Energy Florida LLC	6.350%	9/15/37	1,250	1,664
Duke Energy Florida LLC	6.400%	6/15/38	1,251	1,701
Duke Energy Florida LLC	5.650%	4/1/40	275	343
Duke Energy Florida LLC	3.850%	11/15/42	415	412
Duke Energy Florida LLC	3.400%	10/1/46	1,048	974
1 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	1,200	1,155
1 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	300	285
1 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	225	212
Duke Energy Indiana LLC	6.120%	10/15/35	523	648
Duke Energy Indiana LLC	6.350%	8/15/38	441	583
Duke Energy Indiana LLC	6.450%	4/1/39	618	831
Duke Energy Indiana LLC	4.200%	3/15/42	280	289
Duke Energy Indiana LLC	4.900%	7/15/43	365	419
Duke Energy Indiana LLC	3.750%	5/15/46	560	544
Duke Energy Ohio Inc.	3.700%	6/15/46	630	615
Duke Energy Progress LLC	6.300%	4/1/38	908	1,206
Duke Energy Progress LLC	4.100%	5/15/42	843	872
Duke Energy Progress LLC	4.100%	3/15/43	560	581
Duke Energy Progress LLC	4.375%	3/30/44	620	666
Duke Energy Progress LLC	4.150%	12/1/44	1,005	1,052
Duke Energy Progress LLC	4.200%	8/15/45	500	524
Duke Energy Progress LLC	3.700%	10/15/46	1,945	1,913

El Paso Electric Co.	6.000%	5/15/35	534	628
El Paso Electric Co.	5.000%	12/1/44	475	507
Emera US Finance LP	4.750%	6/15/46	2,251	2,330
Entergy Louisiana LLC	3.120%	9/1/27	1,000	1,005
Entergy Louisiana LLC	3.250%	4/1/28	750	753
Entergy Louisiana LLC	3.050%	6/1/31	575	557
Entergy Louisiana LLC	4.950%	1/15/45	750	780
Entergy Mississippi Inc.	2.850%	6/1/28	1,200	1,170
Entergy Texas Inc.	5.150%	6/1/45	430	445
Exelon Corp.	4.950%	6/15/35	425	458
Exelon Corp.	5.625%	6/15/35	950	1,109
Exelon Corp.	5.100%	6/15/45	1,235	1,371
Exelon Corp.	4.450%	4/15/46	1,370	1,405
Exelon Generation Co. LLC	6.250%	10/1/39	800	853
Exelon Generation Co. LLC	5.750%	10/1/41	285	286
Exelon Generation Co. LLC	5.600%	6/15/42	1,970	1,956
FirstEnergy Corp.	7.375%	11/15/31	1,900	2,546
Florida Power & Light Co.	5.950%	10/1/33	300	376
Florida Power & Light Co.	5.625%	4/1/34	525	646
Florida Power & Light Co.	4.950%	6/1/35	135	157
Florida Power & Light Co.	5.650%	2/1/37	502	631
Florida Power & Light Co.	5.950%	2/1/38	779	1,004
Florida Power & Light Co.	5.960%	4/1/39	790	1,026
Florida Power & Light Co.	5.690%	3/1/40	907	1,150
Florida Power & Light Co.	5.250%	2/1/41	635	764
Florida Power & Light Co.	5.125%	6/1/41	275	325
Florida Power & Light Co.	4.125%	2/1/42	1,627	1,718
Florida Power & Light Co.	4.050%	6/1/42	1,055	1,100
Florida Power & Light Co.	3.800%	12/15/42	960	961
Florida Power & Light Co.	4.050%	10/1/44	188	197
Georgia Power Co.	5.650%	3/1/37	635	741
Georgia Power Co.	5.950%	2/1/39	1,185	1,454
Georgia Power Co.	5.400%	6/1/40	305	351
Georgia Power Co.	4.750%	9/1/40	481	509
Georgia Power Co.	4.300%	3/15/42	2,073	2,097
Georgia Power Co.	4.300%	3/15/43	330	336
Great Plains Energy Inc.	4.850%	4/1/47	1,550	1,586
Iberdrola International BV	6.750%	7/15/36	466	591
Indiana Michigan Power Co.	6.050%	3/15/37	815	1,002
Indiana Michigan Power Co.	4.550%	3/15/46	300	324
Interstate Power & Light Co.	6.250%	7/15/39	490	631
Interstate Power & Light Co.	3.700%	9/15/46	570	542
ITC Holdings Corp.	5.300%	7/1/43	310	358
1 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	883	958
Kansas City Power & Light Co.	6.050%	11/15/35	250	307
Kansas City Power & Light Co.	5.300%	10/1/41	420	462
Kentucky Utilities Co.	5.125%	11/1/40	1,160	1,385
Kentucky Utilities Co.	4.375%	10/1/45	100	106
MidAmerican Energy Co.	6.750%	12/30/31	1,040	1,432
MidAmerican Energy Co.	5.750%	11/1/35	610	762
MidAmerican Energy Co.	5.800%	10/15/36	560	698
MidAmerican Energy Co.	4.800%	9/15/43	850	972
MidAmerican Energy Co.	4.400%	10/15/44	350	381
MidAmerican Energy Co.	4.250%	5/1/46	725	772
MidAmerican Energy Co.	3.950%	8/1/47	250	255
MidAmerican Funding LLC	6.927%	3/1/29	250	330
Mississippi Power Co.	4.250%	3/15/42	605	531

National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	1,000	1,471
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	614	653
Nevada Power Co.	6.650%	4/1/36	900	1,211
Nevada Power Co.	6.750%	7/1/37	695	936
Nevada Power Co.	5.450%	5/15/41	291	344
Northern States Power Co.	6.250%	6/1/36	260	341
Northern States Power Co.	6.200%	7/1/37	811	1,069
Northern States Power Co.	5.350%	11/1/39	325	398
Northern States Power Co.	3.400%	8/15/42	1,380	1,299
Northern States Power Co.	4.125%	5/15/44	900	944
Northern States Power Co.	4.000%	8/15/45	450	462
Northern States Power Co.	3.600%	5/15/46	595	570
NorthWestern Corp.	4.176%	11/15/44	616	625
NSTAR Electric Co.	5.500%	3/15/40	210	258
NSTAR Electric Co.	4.400%	3/1/44	265	289
Oglethorpe Power Corp.	5.950%	11/1/39	365	435
Oglethorpe Power Corp.	5.375%	11/1/40	526	586
Oglethorpe Power Corp.	4.200%	12/1/42	365	343
Oglethorpe Power Corp.	4.550%	6/1/44	498	492
Oglethorpe Power Corp.	4.250%	4/1/46	475	444
Oglethorpe Power Corp.	5.250%	9/1/50	235	252
Ohio Edison Co.	6.875%	7/15/36	1,170	1,565
Oklahoma Gas & Electric Co.	4.150%	4/1/47	425	439
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,524	2,101
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	505	706
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	475	696
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	580	685
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	540	586
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	640	768
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	455	440
Pacific Gas & Electric Co.	6.050%	3/1/34	4,310	5,514
Pacific Gas & Electric Co.	5.800%	3/1/37	1,550	1,950
Pacific Gas & Electric Co.	6.350%	2/15/38	369	489
Pacific Gas & Electric Co.	6.250%	3/1/39	690	919
Pacific Gas & Electric Co.	5.400%	1/15/40	1,235	1,513
Pacific Gas & Electric Co.	4.450%	4/15/42	450	490
Pacific Gas & Electric Co.	3.750%	8/15/42	80	78
Pacific Gas & Electric Co.	4.600%	6/15/43	949	1,050
Pacific Gas & Electric Co.	5.125%	11/15/43	622	740
Pacific Gas & Electric Co.	4.750%	2/15/44	1,315	1,487
Pacific Gas & Electric Co.	4.300%	3/15/45	670	713
Pacific Gas & Electric Co.	4.250%	3/15/46	820	868
Pacific Gas & Electric Co.	4.000%	12/1/46	2,000	2,045
PacifiCorp	7.700%	11/15/31	550	811
PacifiCorp	5.250%	6/15/35	585	687
PacifiCorp	6.100%	8/1/36	365	470
PacifiCorp	5.750%	4/1/37	1,054	1,321
PacifiCorp	6.250%	10/15/37	965	1,275
PacifiCorp	6.350%	7/15/38	880	1,177
PacifiCorp	6.000%	1/15/39	855	1,106
PacifiCorp	4.100%	2/1/42	120	124
PECO Energy Co.	5.950%	10/1/36	170	214
PECO Energy Co.	4.150%	10/1/44	240	250
Potomac Electric Power Co.	6.500%	11/15/37	275	375
Potomac Electric Power Co.	7.900%	12/15/38	270	407

Potomac Electric Power Co.	4.150%	3/15/43	1,927	2,023
PPL Capital Funding Inc.	4.700%	6/1/43	485	512
PPL Capital Funding Inc.	5.000%	3/15/44	725	807
PPL Electric Utilities Corp.	6.250%	5/15/39	1,050	1,378
PPL Electric Utilities Corp.	4.750%	7/15/43	250	284
PPL Electric Utilities Corp.	4.125%	6/15/44	480	499
PPL Electric Utilities Corp.	3.950%	6/1/47	700	715
Progress Energy Inc.	7.750%	3/1/31	1,130	1,600
Progress Energy Inc.	7.000%	10/30/31	542	730
Progress Energy Inc.	6.000%	12/1/39	590	735
PSEG Power LLC	8.625%	4/15/31	1,165	1,503
Public Service Co. of Colorado	6.500%	8/1/38	230	311
Public Service Co. of Colorado	3.600%	9/15/42	360	348
Public Service Co. of Colorado	4.300%	3/15/44	1,100	1,180
Public Service Co. of Oklahoma	6.625%	11/15/37	225	293
Public Service Electric & Gas Co.	5.800%	5/1/37	440	555
Public Service Electric & Gas Co.	5.500%	3/1/40	105	129
Public Service Electric & Gas Co.	3.950%	5/1/42	355	365
Public Service Electric & Gas Co.	3.650%	9/1/42	730	718
Public Service Electric & Gas Co.	3.800%	1/1/43	700	704
Public Service Electric & Gas Co.	3.800%	3/1/46	775	783
Puget Sound Energy Inc.	6.274%	3/15/37	426	553
Puget Sound Energy Inc.	5.757%	10/1/39	470	581
Puget Sound Energy Inc.	5.795%	3/15/40	477	604
Puget Sound Energy Inc.	5.638%	4/15/41	400	498
Puget Sound Energy Inc.	4.300%	5/20/45	1,208	1,291
San Diego Gas & Electric Co.	6.000%	6/1/39	504	661
San Diego Gas & Electric Co.	4.500%	8/15/40	416	461
Sierra Pacific Power Co.	6.750%	7/1/37	655	872
South Carolina Electric & Gas Co.	6.625%	2/1/32	740	933
South Carolina Electric & Gas Co.	5.300%	5/15/33	505	558
South Carolina Electric & Gas Co.	6.050%	1/15/38	490	593
South Carolina Electric & Gas Co.	5.450%	2/1/41	435	499
South Carolina Electric & Gas Co.	4.350%	2/1/42	941	945
South Carolina Electric & Gas Co.	4.600%	6/15/43	680	701
South Carolina Electric & Gas Co.	4.100%	6/15/46	685	662
South Carolina Electric & Gas Co.	4.500%	6/1/64	623	617
South Carolina Electric & Gas Co.	5.100%	6/1/65	790	862
Southern California Edison Co.	6.650%	4/1/29	450	580
Southern California Edison Co.	6.000%	1/15/34	530	672
Southern California Edison Co.	5.750%	4/1/35	251	308
Southern California Edison Co.	5.350%	7/15/35	280	334
Southern California Edison Co.	5.550%	1/15/36	220	266
Southern California Edison Co.	5.625%	2/1/36	640	788
Southern California Edison Co.	5.550%	1/15/37	430	526
Southern California Edison Co.	5.950%	2/1/38	997	1,286
Southern California Edison Co.	6.050%	3/15/39	600	786
Southern California Edison Co.	5.500%	3/15/40	570	705
Southern California Edison Co.	4.500%	9/1/40	520	573
Southern California Edison Co.	4.050%	3/15/42	1,595	1,655
Southern California Edison Co.	3.900%	3/15/43	525	532
Southern California Edison Co.	4.650%	10/1/43	1,316	1,489
Southern California Edison Co.	3.600%	2/1/45	596	579
Southern California Edison Co.	4.000%	4/1/47	975	1,009
Southern Co.	4.250%	7/1/36	1,031	1,030
Southern Co.	4.400%	7/1/46	2,625	2,612
Southern Power Co.	5.150%	9/15/41	535	562

Southern Power Co.	5.250%	7/15/43	820	882
Southern Power Co.	4.950%	12/15/46	650	668
Southwestern Electric Power Co.	6.200%	3/15/40	575	732
Southwestern Electric Power Co.	3.900%	4/1/45	500	487
Southwestern Public Service Co.	4.500%	8/15/41	410	448
Southwestern Public Service Co.	3.400%	8/15/46	900	839
Tampa Electric Co.	6.550%	5/15/36	50	64
Tampa Electric Co.	6.150%	5/15/37	265	328
Tampa Electric Co.	4.100%	6/15/42	570	562
Tampa Electric Co.	4.350%	5/15/44	840	858
Tampa Electric Co.	4.200%	5/15/45	120	119
Toledo Edison Co.	6.150%	5/15/37	760	946
TransAlta Corp.	6.500%	3/15/40	730	706
Union Electric Co.	5.300%	8/1/37	635	753
Union Electric Co.	8.450%	3/15/39	560	891
Union Electric Co.	3.900%	9/15/42	700	717
Union Electric Co.	3.650%	4/15/45	690	673
Virginia Electric & Power Co.	6.000%	1/15/36	760	961
Virginia Electric & Power Co.	6.000%	5/15/37	803	1,021
Virginia Electric & Power Co.	6.350%	11/30/37	827	1,093
Virginia Electric & Power Co.	8.875%	11/15/38	454	754
Virginia Electric & Power Co.	4.000%	1/15/43	835	847
Virginia Electric & Power Co.	4.650%	8/15/43	995	1,115
Virginia Electric & Power Co.	4.450%	2/15/44	270	292
Virginia Electric & Power Co.	4.200%	5/15/45	290	304
Virginia Electric & Power Co.	4.000%	11/15/46	1,114	1,137
Westar Energy Inc.	4.125%	3/1/42	600	625
Westar Energy Inc.	4.100%	4/1/43	573	595
Westar Energy Inc.	4.625%	9/1/43	540	586
Westar Energy Inc.	4.250%	12/1/45	317	332
Wisconsin Electric Power Co.	5.625%	5/15/33	335	402
Wisconsin Electric Power Co.	5.700%	12/1/36	250	310
Wisconsin Electric Power Co.	4.250%	6/1/44	270	281
Wisconsin Electric Power Co.	4.300%	12/15/45	420	441
Wisconsin Power & Light Co.	6.375%	8/15/37	484	644
Wisconsin Public Service Corp.	3.671%	12/1/42	370	359
Wisconsin Public Service Corp.	4.752%	11/1/44	570	647
Xcel Energy Inc.	6.500%	7/1/36	480	620

Natural Gas (0.7%)
Atmos Energy Corp.	5.500%	6/15/41	750	912
Atmos Energy Corp.	4.150%	1/15/43	560	578
Atmos Energy Corp.	4.125%	10/15/44	977	997
CenterPoint Energy Resources Corp.	6.625%	11/1/37	355	441
CenterPoint Energy Resources Corp.	5.850%	1/15/41	389	473
KeySpan Corp.	5.803%	4/1/35	286	337
NiSource Finance Corp.	5.950%	6/15/41	800	980
Nisource Finance Corp.	5.250%	2/15/43	910	1,035
NiSource Finance Corp.	4.800%	2/15/44	1,120	1,212
NiSource Finance Corp.	4.375%	5/15/47	2,300	2,351
ONE Gas Inc.	4.658%	2/1/44	738	799
Piedmont Natural Gas Co. Inc.	4.100%	9/18/34	370	372
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	325	345
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	500	461
Sempra Energy	6.000%	10/15/39	876	1,092
Southern California Gas Co.	5.125%	11/15/40	760	902
Southern California Gas Co.	3.750%	9/15/42	325	322

Southern Co. Gas Capital Corp.	6.000%	10/1/34	215	255
Southern Co. Gas Capital Corp.	5.875%	3/15/41	974	1,176
Southern Co. Gas Capital Corp.	4.400%	6/1/43	785	801
Southern Co. Gas Capital Corp.	3.950%	10/1/46	650	614
Southern Co. Gas Capital Corp.	4.400%	5/30/47	700	712
Southwest Gas Corp.	4.875%	10/1/43	300	326
Southwest Gas Corp.	3.800%	9/29/46	400	386

Other Utility (0.2%)
American Water Capital Corp.	6.593%	10/15/37	1,005	1,373
American Water Capital Corp.	4.300%	12/1/42	475	503
American Water Capital Corp.	4.300%	9/1/45	1,125	1,192
American Water Capital Corp.	4.000%	12/1/46	325	335
United Utilities plc	6.875%	8/15/28	745	893
Veolia Environnement SA	6.750%	6/1/38	525	673
				280,807
Total Corporate Bonds (Cost $2,359,298)				2,417,441
Taxable Municipal Bonds (0.1%)
George Washington University District of
Columbia GO	4.300%	9/15/44	900	923
George Washington University District of
Columbia GO	4.868%	9/15/45	40	44
New York University Hospitals Center
Revenue	5.750%	7/1/43	445	557
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	343	420
President & Fellows of Harvard College
Massachusetts GO	3.150%	7/15/46	525	500
Princeton University New Jersey GO	5.700%	3/1/39	665	908
University of Southern California GO	5.250%	10/1/11	770	920
Total Taxable Municipal Bonds (Cost $4,159)				4,272
			Shares
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
4 Vanguard Market Liquidity Fund (Cost $21,177)
	1.040%		211,726	21,177
Total Investments (99.3%) (Cost $2,384,639)				2,442,895
Other Assets and Liabilities-Net (0.7%)5				16,959
Net Assets (100%)				2,459,854

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate value of these securities was $33,456,000, representing 1.4% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2017.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Cash of $322,000 has been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.

Long-Term Corporate Bond Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5	—
Corporate Bonds	—	2,417,441	—
Taxable Municipal Bonds	—	4,272	—
Temporary Cash Investments	21,177	—	—
Futures Contracts—Assets[1]	61	—	—
Futures Contracts—Liabilities[1]	(194)	—	—
Total	21,044	2,421,718	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Long-Term Corporate Bond Index Fund

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
30-Year U.S. Treasury Bond	September 2017	34	5,230	61
Ultra 10-Year U.S. Treasury Note	September 2017	31	4,208	—
				61

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2017, the cost of investment securities for tax purposes was $2,385,828,000. Net unrealized appreciation of investment securities for tax purposes was $57,067,000, consisting of unrealized gains of $70,287,000 on securities that had risen in value since their purchase and $13,220,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Government Bond Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (91.1%)
United States Treasury Note/Bond	4.250%	11/15/17	1,860	1,886
United States Treasury Note/Bond	3.500%	2/15/18	7,850	7,976
United States Treasury Note/Bond	1.000%	5/31/18	12,312	12,287
United States Treasury Note/Bond	2.375%	5/31/18	8,500	8,597
United States Treasury Note/Bond	1.125%	6/15/18	12,566	12,554
United States Treasury Note/Bond	0.625%	6/30/18	10,332	10,269
United States Treasury Note/Bond	1.375%	6/30/18	12,130	12,151
United States Treasury Note/Bond	2.375%	6/30/18	6,596	6,676
United States Treasury Note/Bond	0.875%	7/15/18	15,500	15,444
United States Treasury Note/Bond	0.750%	7/31/18	38,897	38,691
United States Treasury Note/Bond	1.375%	7/31/18	22,665	22,708
United States Treasury Note/Bond	2.250%	7/31/18	6,000	6,071
United States Treasury Note/Bond	1.000%	8/15/18	15,500	15,461
United States Treasury Note/Bond	0.750%	8/31/18	20,691	20,571
United States Treasury Note/Bond	1.500%	8/31/18	28,855	28,954
United States Treasury Note/Bond	1.000%	9/15/18	44,554	44,429
United States Treasury Note/Bond	0.750%	9/30/18	10,855	10,789
United States Treasury Note/Bond	1.375%	9/30/18	43,995	44,084
United States Treasury Note/Bond	0.875%	10/15/18	25,035	24,918
United States Treasury Note/Bond	0.750%	10/31/18	29,280	29,083
United States Treasury Note/Bond	1.250%	10/31/18	38,302	38,314
United States Treasury Note/Bond	1.750%	10/31/18	3,688	3,715
United States Treasury Note/Bond	1.250%	11/15/18	31,522	31,532
United States Treasury Note/Bond	3.750%	11/15/18	11,331	11,740
United States Treasury Note/Bond	1.000%	11/30/18	6,575	6,553
United States Treasury Note/Bond	1.250%	11/30/18	11,050	11,052
United States Treasury Note/Bond	1.375%	11/30/18	6,000	6,011
United States Treasury Note/Bond	1.250%	12/15/18	36,454	36,460
United States Treasury Note/Bond	1.250%	12/31/18	27,580	27,584
United States Treasury Note/Bond	1.375%	12/31/18	10,000	10,019
United States Treasury Note/Bond	1.500%	12/31/18	39,438	39,592
United States Treasury Note/Bond	1.125%	1/15/19	36,472	36,398
United States Treasury Note/Bond	1.125%	1/31/19	21,000	20,957
United States Treasury Note/Bond	1.250%	1/31/19	10,000	9,998
United States Treasury Note/Bond	1.500%	1/31/19	26,750	26,855
United States Treasury Note/Bond	0.750%	2/15/19	40,128	39,789
United States Treasury Note/Bond	2.750%	2/15/19	11,000	11,275
United States Treasury Note/Bond	1.125%	2/28/19	17,125	17,088
United States Treasury Note/Bond	1.375%	2/28/19	10,000	10,019
United States Treasury Note/Bond	1.500%	2/28/19	19,000	19,077
United States Treasury Note/Bond	1.000%	3/15/19	20,506	20,410
United States Treasury Note/Bond	1.250%	3/31/19	16,000	15,993
United States Treasury Note/Bond	1.500%	3/31/19	5,500	5,523
United States Treasury Note/Bond	1.625%	3/31/19	37,655	37,896
United States Treasury Note/Bond	0.875%	4/15/19	12,980	12,885
United States Treasury Note/Bond	1.250%	4/30/19	11,925	11,918
United States Treasury Note/Bond	1.625%	4/30/19	37,275	37,520
United States Treasury Note/Bond	0.875%	5/15/19	47,614	47,242
United States Treasury Note/Bond	3.125%	5/15/19	12,500	12,943

United States Treasury Note/Bond	1.125%	5/31/19	5,000	4,984
United States Treasury Note/Bond	1.250%	5/31/19	29,000	28,977
United States Treasury Note/Bond	1.500%	5/31/19	15,000	15,063
United States Treasury Note/Bond	0.875%	6/15/19	14,000	13,882
United States Treasury Note/Bond	1.000%	6/30/19	13,000	12,923
United States Treasury Note/Bond	1.625%	6/30/19	41,975	42,257
United States Treasury Note/Bond	0.750%	7/15/19	22,950	22,688
United States Treasury Note/Bond	0.875%	7/31/19	2,500	2,477
United States Treasury Note/Bond	1.625%	7/31/19	37,945	38,206
United States Treasury Note/Bond	0.750%	8/15/19	45,630	45,081
United States Treasury Note/Bond	3.625%	8/15/19	15,000	15,750
United States Treasury Note/Bond	1.000%	8/31/19	9,950	9,880
United States Treasury Note/Bond	1.625%	8/31/19	27,165	27,352
United States Treasury Note/Bond	0.875%	9/15/19	16,315	16,155
United States Treasury Note/Bond	1.000%	9/30/19	12,000	11,910
United States Treasury Note/Bond	1.750%	9/30/19	22,635	22,854
United States Treasury Note/Bond	1.000%	10/15/19	17,000	16,870
United States Treasury Note/Bond	1.250%	10/31/19	9,100	9,080
United States Treasury Note/Bond	1.500%	10/31/19	39,410	39,564
United States Treasury Note/Bond	1.000%	11/15/19	15,625	15,496
United States Treasury Note/Bond	3.375%	11/15/19	15,000	15,731
United States Treasury Note/Bond	1.000%	11/30/19	38,110	37,783
United States Treasury Note/Bond	1.500%	11/30/19	17,010	17,069
United States Treasury Note/Bond	1.375%	12/15/19	44,115	44,129
United States Treasury Note/Bond	1.125%	12/31/19	10,000	9,939
United States Treasury Note/Bond	1.625%	12/31/19	19,200	19,326
United States Treasury Note/Bond	1.375%	1/15/20	46,375	46,375
United States Treasury Note/Bond	1.250%	1/31/20	18,125	18,060
United States Treasury Note/Bond	1.375%	1/31/20	8,070	8,068
United States Treasury Note/Bond	1.375%	2/15/20	50,906	50,882
United States Treasury Note/Bond	3.625%	2/15/20	15,000	15,884
United States Treasury Note/Bond	1.250%	2/29/20	15,000	14,937
United States Treasury Note/Bond	1.375%	2/29/20	31,750	31,720
United States Treasury Note/Bond	1.625%	3/15/20	19,718	19,835
United States Treasury Note/Bond	1.125%	3/31/20	8,000	7,936
United States Treasury Note/Bond	1.375%	3/31/20	32,050	32,015
United States Treasury Note/Bond	1.500%	4/15/20	45,500	45,592
United States Treasury Note/Bond	1.125%	4/30/20	10,000	9,914
United States Treasury Note/Bond	1.375%	4/30/20	10,000	9,983
United States Treasury Note/Bond	1.500%	5/15/20	20,000	20,038
United States Treasury Note/Bond	3.500%	5/15/20	26,000	27,544
United States Treasury Note/Bond	1.375%	5/31/20	10,000	9,975
United States Treasury Note/Bond	1.500%	5/31/20	29,000	29,036
				1,943,177
Agency Bonds and Notes (8.5%)
1 AID-Jordan	1.945%	6/23/19	200	202
1 AID-Ukraine	1.844%	5/16/19	200	200
2 Federal Farm Credit Banks	1.100%	6/1/18	100	100
2 Federal Farm Credit Banks	5.150%	11/15/19	300	327
2 Federal Home Loan Banks	0.875%	6/29/18	5,200	5,181
2 Federal Home Loan Banks	0.625%	8/7/18	3,000	2,979
2 Federal Home Loan Banks	0.875%	10/1/18	9,285	9,235
2 Federal Home Loan Banks	1.250%	1/16/19	4,000	3,996
2 Federal Home Loan Banks	1.500%	3/8/19	1,000	1,003
2 Federal Home Loan Banks	1.875%	3/8/19	1,070	1,080
2 Federal Home Loan Banks	1.375%	3/18/19	2,500	2,501
2 Federal Home Loan Banks	1.375%	5/28/19	2,500	2,500

2 Federal Home Loan Banks	1.125%	6/21/19	12,015	11,953
2 Federal Home Loan Banks	0.875%	8/5/19	4,000	3,954
2 Federal Home Loan Banks	1.000%	9/26/19	1,500	1,485
2 Federal Home Loan Banks	1.375%	11/15/19	4,875	4,866
2 Federal Home Loan Banks	1.875%	3/13/20	150	152
2 Federal Home Loan Banks	4.125%	3/13/20	8,760	9,391
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	500	519
3 Federal Home Loan Mortgage Corp.	0.875%	10/12/18	7,900	7,857
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	14,225	14,837
3 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	4,300	4,281
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	400	403
3 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	6,500	6,429
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	3,450	3,438
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	3,229	3,215
3 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	2,000	2,002
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	2,225	2,219
3 Federal National Mortgage Assn.	1.125%	7/20/18	9,130	9,120
3 Federal National Mortgage Assn.	1.875%	9/18/18	3,492	3,519
3 Federal National Mortgage Assn.	1.125%	10/19/18	1,200	1,197
3 Federal National Mortgage Assn.	1.625%	11/27/18	2,100	2,110
3 Federal National Mortgage Assn.	1.125%	12/14/18	4,497	4,484
3 Federal National Mortgage Assn.	1.375%	1/28/19	1,000	1,001
3 Federal National Mortgage Assn.	1.875%	2/19/19	1,750	1,766
3 Federal National Mortgage Assn.	1.000%	2/26/19	10,455	10,394
3 Federal National Mortgage Assn.	1.750%	6/20/19	800	806
3 Federal National Mortgage Assn.	0.875%	8/2/19	8,500	8,403
3 Federal National Mortgage Assn.	1.000%	8/28/19	4,000	3,963
3 Federal National Mortgage Assn.	1.750%	9/12/19	5,350	5,388
3 Federal National Mortgage Assn.	0.000%	10/9/19	2,585	2,480
3 Federal National Mortgage Assn.	1.000%	10/24/19	6,000	5,938
3 Federal National Mortgage Assn.	1.750%	11/26/19	750	755
3 Federal National Mortgage Assn.	1.625%	1/21/20	9,105	9,143
3 Federal National Mortgage Assn.	1.500%	2/28/20	2,340	2,342
2 Financing Corp.	10.350%	8/3/18	250	276
2 Financing Corp.	9.700%	4/5/19	50	57
NCUA Guaranteed Notes	3.000%	6/12/19	180	186
Private Export Funding Corp.	1.875%	7/15/18	50	50
Private Export Funding Corp.	4.375%	3/15/19	700	735
Private Export Funding Corp.	1.450%	8/15/19	125	125
2 Tennessee Valley Authority	1.750%	10/15/18	625	629
				181,172
Total U.S. Government and Agency Obligations (Cost $2,129,353)				2,124,349
			Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
4 Vanguard Market Liquidity Fund (Cost $5,070)
	1.040%		50,685	5,070
Total Investments (99.9%) (Cost $2,134,423)				2,129,419
Other Assets and Liabilities-Net (0.1%)				2,715
Net Assets (100%)				2,132,134

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,124,349	—
Temporary Cash Investments	5,070	—	—
Total	5,070	2,124,349	—

C. At May 31, 2017, the cost of investment securities for tax purposes was $2,134,423,000. Net unrealized depreciation of investment securities for tax purposes was $5,004,000, consisting of unrealized gains of $937,000 on securities that had risen in value since their purchase and $5,941,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Government Bond Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (95.1%)
United States Treasury Note/Bond	6.500%	11/15/26	555	759
United States Treasury Note/Bond	6.375%	8/15/27	4,590	6,324
United States Treasury Note/Bond	6.125%	11/15/27	2,603	3,544
United States Treasury Note/Bond	5.500%	8/15/28	11,809	15,549
United States Treasury Note/Bond	5.250%	11/15/28	6,654	8,624
United States Treasury Note/Bond	5.250%	2/15/29	4,287	5,576
United States Treasury Note/Bond	6.125%	8/15/29	4,285	6,018
United States Treasury Note/Bond	6.250%	5/15/30	6,318	9,080
United States Treasury Note/Bond	5.375%	2/15/31	13,055	17,702
United States Treasury Note/Bond	4.500%	2/15/36	3,161	4,091
United States Treasury Note/Bond	4.750%	2/15/37	7,681	10,258
United States Treasury Note/Bond	5.000%	5/15/37	1,700	2,340
United States Treasury Note/Bond	4.375%	2/15/38	6,639	8,482
United States Treasury Note/Bond	4.500%	5/15/38	6,575	8,541
United States Treasury Note/Bond	3.500%	2/15/39	13,896	15,705
United States Treasury Note/Bond	4.250%	5/15/39	14,198	17,792
United States Treasury Note/Bond	4.500%	8/15/39	11,684	15,136
United States Treasury Note/Bond	4.375%	11/15/39	17,206	21,921
United States Treasury Note/Bond	4.625%	2/15/40	22,115	29,150
United States Treasury Note/Bond	4.375%	5/15/40	18,121	23,104
United States Treasury Note/Bond	3.875%	8/15/40	16,458	19,557
United States Treasury Note/Bond	4.250%	11/15/40	14,746	18,502
United States Treasury Note/Bond	4.750%	2/15/41	15,103	20,323
United States Treasury Note/Bond	4.375%	5/15/41	11,260	14,399
United States Treasury Note/Bond	3.750%	8/15/41	15,868	18,523
United States Treasury Note/Bond	3.125%	11/15/41	3,386	3,572
United States Treasury Note/Bond	3.125%	2/15/42	21,606	22,777
United States Treasury Note/Bond	3.000%	5/15/42	6,537	6,735
United States Treasury Note/Bond	2.750%	8/15/42	21,424	21,069
United States Treasury Note/Bond	2.750%	11/15/42	32,304	31,729
United States Treasury Note/Bond	3.125%	2/15/43	30,209	31,748
United States Treasury Note/Bond	2.875%	5/15/43	34,046	34,174
United States Treasury Note/Bond	3.625%	8/15/43	27,667	31,683
United States Treasury Note/Bond	3.750%	11/15/43	29,429	34,437
United States Treasury Note/Bond	3.625%	2/15/44	44,066	50,538
United States Treasury Note/Bond	3.375%	5/15/44	39,233	43,126
United States Treasury Note/Bond	3.125%	8/15/44	47,608	50,048
United States Treasury Note/Bond	3.000%	11/15/44	31,675	32,516
United States Treasury Note/Bond	2.500%	2/15/45	30,854	28,627
United States Treasury Note/Bond	3.000%	5/15/45	35,323	36,217
United States Treasury Note/Bond	2.875%	8/15/45	37,225	37,225
United States Treasury Note/Bond	3.000%	11/15/45	40,256	41,237
United States Treasury Note/Bond	2.500%	2/15/46	51,232	47,390
United States Treasury Note/Bond	2.500%	5/15/46	35,067	32,415
United States Treasury Note/Bond	2.250%	8/15/46	25,342	22,150
United States Treasury Note/Bond	2.875%	11/15/46	39,179	39,161
United States Treasury Note/Bond	3.000%	2/15/47	32,678	33,505

United States Treasury Note/Bond	3.000%	5/15/47	11,000	11,285
				1,044,364
Agency Bonds and Notes (4.3%)
1 AID-Israel	5.500%	9/18/33	150	200
2 Federal Home Loan Banks	5.500%	7/15/36	1,620	2,180
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	913	1,295
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	2,990	4,343
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	4,606	6,540
3 Federal National Mortgage Assn.	6.250%	5/15/29	1,700	2,316
3 Federal National Mortgage Assn.	7.125%	1/15/30	1,730	2,540
3 Federal National Mortgage Assn.	7.250%	5/15/30	3,715	5,533
3 Federal National Mortgage Assn.	6.625%	11/15/30	5,570	7,985
3 Federal National Mortgage Assn.	5.625%	7/15/37	675	924
3 Federal National Mortgage Assn.	6.210%	8/6/38	300	438
2 Tennessee Valley Authority	7.125%	5/1/30	650	945
2 Tennessee Valley Authority	4.700%	7/15/33	100	119
2 Tennessee Valley Authority	4.650%	6/15/35	575	681
2 Tennessee Valley Authority	5.880%	4/1/36	2,150	2,949
2 Tennessee Valley Authority	6.150%	1/15/38	665	951
2 Tennessee Valley Authority	5.500%	6/15/38	586	775
2 Tennessee Valley Authority	5.250%	9/15/39	2,765	3,616
2 Tennessee Valley Authority	4.875%	1/15/48	245	304
2 Tennessee Valley Authority	5.375%	4/1/56	815	1,101
2 Tennessee Valley Authority	4.625%	9/15/60	850	1,019
2 Tennessee Valley Authority	4.250%	9/15/65	600	669
				47,423
Total U.S. Government and Agency Obligations (Cost $1,116,101)				1,091,787
	Coupon
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
4 Vanguard Market Liquidity Fund (Cost $8,138)	1.040%		81,364	8,138

Total Investments (100.1%) (Cost $1,124,239)				1,099,925
Other Assets and Liabilities-Net (-0.1%)				(1,448)
Net Assets (100%)				1,098,477

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash

Long-Term Government Bond Index Fund

investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,091,787	—
Temporary Cash Investments	8,138	—	—
Total	8,138	1,091,787	—

C. At May 31, 2017, the cost of investment securities for tax purposes was $1,124,239,000. Net unrealized depreciation of investment securities for tax purposes was $24,314,000, consisting of unrealized gains of $4,700,000 on securities that had risen in value since their purchase and $29,014,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Government Bond Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (96.9%)
United States Treasury Note/Bond	8.750%	5/15/20	1,500	1,815
United States Treasury Note/Bond	1.625%	6/30/20	8,000	8,036
United States Treasury Note/Bond	1.875%	6/30/20	5,150	5,214
United States Treasury Note/Bond	1.625%	7/31/20	21,115	21,204
United States Treasury Note/Bond	2.000%	7/31/20	16,525	16,786
United States Treasury Note/Bond	2.625%	8/15/20	40,290	41,707
United States Treasury Note/Bond	8.750%	8/15/20	1,950	2,391
United States Treasury Note/Bond	1.375%	8/31/20	37,760	37,595
United States Treasury Note/Bond	2.125%	8/31/20	39,482	40,247
United States Treasury Note/Bond	1.375%	9/30/20	6,978	6,943
United States Treasury Note/Bond	2.000%	9/30/20	5,059	5,137
United States Treasury Note/Bond	1.375%	10/31/20	6,789	6,751
United States Treasury Note/Bond	1.750%	10/31/20	9,445	9,513
United States Treasury Note/Bond	2.625%	11/15/20	54,227	56,176
United States Treasury Note/Bond	1.625%	11/30/20	5,750	5,763
United States Treasury Note/Bond	2.000%	11/30/20	8,875	9,008
United States Treasury Note/Bond	1.750%	12/31/20	17,850	17,959
United States Treasury Note/Bond	2.375%	12/31/20	10,580	10,877
United States Treasury Note/Bond	1.375%	1/31/21	20,932	20,772
United States Treasury Note/Bond	2.125%	1/31/21	14,122	14,391
United States Treasury Note/Bond	3.625%	2/15/21	12,857	13,801
United States Treasury Note/Bond	7.875%	2/15/21	1,966	2,408
United States Treasury Note/Bond	1.125%	2/28/21	8,800	8,646
United States Treasury Note/Bond	2.000%	2/28/21	21,510	21,829
United States Treasury Note/Bond	1.250%	3/31/21	32,870	32,428
United States Treasury Note/Bond	2.250%	3/31/21	5,925	6,065
United States Treasury Note/Bond	1.375%	4/30/21	16,290	16,135
United States Treasury Note/Bond	2.250%	4/30/21	4,000	4,094
United States Treasury Note/Bond	3.125%	5/15/21	36,922	39,016
United States Treasury Note/Bond	8.125%	5/15/21	1,340	1,671
United States Treasury Note/Bond	1.375%	5/31/21	25,925	25,658
United States Treasury Note/Bond	2.000%	5/31/21	31,465	31,903
United States Treasury Note/Bond	1.125%	6/30/21	16,150	15,812
United States Treasury Note/Bond	2.125%	6/30/21	26,660	27,143
United States Treasury Note/Bond	1.125%	7/31/21	15,490	15,151
United States Treasury Note/Bond	2.250%	7/31/21	6,200	6,343
United States Treasury Note/Bond	2.125%	8/15/21	40,297	41,040
United States Treasury Note/Bond	8.125%	8/15/21	1,775	2,236
United States Treasury Note/Bond	1.125%	8/31/21	19,628	19,180
United States Treasury Note/Bond	2.000%	8/31/21	21,325	21,598
United States Treasury Note/Bond	1.125%	9/30/21	24,440	23,860
United States Treasury Note/Bond	2.125%	9/30/21	47,350	48,193
United States Treasury Note/Bond	1.250%	10/31/21	11,750	11,522
United States Treasury Note/Bond	2.000%	10/31/21	44,465	45,014
United States Treasury Note/Bond	2.000%	11/15/21	6,013	6,091
United States Treasury Note/Bond	8.000%	11/15/21	7,115	9,027
United States Treasury Note/Bond	1.750%	11/30/21	5,500	5,510
United States Treasury Note/Bond	1.875%	11/30/21	33,935	34,168
United States Treasury Note/Bond	2.000%	12/31/21	12,185	12,332

United States Treasury Note/Bond	2.125%	12/31/21	12,350	12,568
United States Treasury Note/Bond	1.500%	1/31/22	16,500	16,322
United States Treasury Note/Bond	1.875%	1/31/22	13,500	13,582
United States Treasury Note/Bond	2.000%	2/15/22	31,394	31,786
United States Treasury Note/Bond	1.750%	2/28/22	13,346	13,348
United States Treasury Note/Bond	1.875%	2/28/22	27,300	27,471
United States Treasury Note/Bond	1.750%	3/31/22	14,606	14,599
United States Treasury Note/Bond	1.875%	3/31/22	28,085	28,243
United States Treasury Note/Bond	1.750%	4/30/22	8,500	8,492
United States Treasury Note/Bond	1.875%	4/30/22	15,000	15,080
United States Treasury Note/Bond	1.750%	5/15/22	5,000	4,996
United States Treasury Note/Bond	1.750%	5/31/22	28,000	27,995
United States Treasury Note/Bond	1.875%	5/31/22	11,375	11,430
United States Treasury Note/Bond	2.125%	6/30/22	8,900	9,045
United States Treasury Note/Bond	2.000%	7/31/22	6,920	6,987
United States Treasury Note/Bond	1.625%	8/15/22	4,399	4,360
United States Treasury Note/Bond	7.250%	8/15/22	975	1,237
United States Treasury Note/Bond	1.875%	8/31/22	15,626	15,675
United States Treasury Note/Bond	1.750%	9/30/22	8,300	8,266
United States Treasury Note/Bond	1.875%	10/31/22	7,300	7,314
United States Treasury Note/Bond	1.625%	11/15/22	42,785	42,304
United States Treasury Note/Bond	7.625%	11/15/22	1,975	2,566
United States Treasury Note/Bond	2.000%	11/30/22	28,645	28,869
United States Treasury Note/Bond	2.125%	12/31/22	10,902	11,052
United States Treasury Note/Bond	1.750%	1/31/23	14,200	14,102
United States Treasury Note/Bond	2.000%	2/15/23	30,395	30,604
United States Treasury Note/Bond	7.125%	2/15/23	2,590	3,327
United States Treasury Note/Bond	1.500%	2/28/23	28,935	28,325
United States Treasury Note/Bond	1.500%	3/31/23	35,860	35,075
United States Treasury Note/Bond	1.625%	4/30/23	16,430	16,168
United States Treasury Note/Bond	1.750%	5/15/23	42,315	41,932
United States Treasury Note/Bond	1.625%	5/31/23	43,290	42,580
United States Treasury Note/Bond	1.375%	6/30/23	18,150	17,577
United States Treasury Note/Bond	1.250%	7/31/23	16,725	16,061
United States Treasury Note/Bond	2.500%	8/15/23	11,495	11,872
United States Treasury Note/Bond	6.250%	8/15/23	1,725	2,163
United States Treasury Note/Bond	1.375%	8/31/23	18,975	18,340
United States Treasury Note/Bond	1.375%	9/30/23	20,600	19,892
United States Treasury Note/Bond	1.625%	10/31/23	14,750	14,460
United States Treasury Note/Bond	2.750%	11/15/23	11,995	12,570
United States Treasury Note/Bond	2.125%	11/30/23	14,360	14,506
United States Treasury Note/Bond	2.250%	12/31/23	12,500	12,711
United States Treasury Note/Bond	2.250%	1/31/24	8,500	8,639
United States Treasury Note/Bond	2.750%	2/15/24	44,435	46,546
United States Treasury Note/Bond	2.125%	2/29/24	24,000	24,191
United States Treasury Note/Bond	2.125%	3/31/24	19,000	19,142
United States Treasury Note/Bond	2.000%	4/30/24	10,200	10,190
United States Treasury Note/Bond	2.500%	5/15/24	46,425	47,876
United States Treasury Note/Bond	2.000%	5/31/24	20,500	20,471
United States Treasury Note/Bond	2.375%	8/15/24	37,625	38,460
United States Treasury Note/Bond	2.250%	11/15/24	24,416	24,714
United States Treasury Note/Bond	7.500%	11/15/24	340	469
United States Treasury Note/Bond	2.000%	2/15/25	45,413	45,094
United States Treasury Note/Bond	7.625%	2/15/25	300	420
United States Treasury Note/Bond	2.125%	5/15/25	56,310	56,319
United States Treasury Note/Bond	2.000%	8/15/25	27,840	27,544
United States Treasury Note/Bond	6.875%	8/15/25	1,150	1,565

United States Treasury Note/Bond	2.250%	11/15/25	48,855	49,206
United States Treasury Note/Bond	1.625%	2/15/26	35,485	33,944
United States Treasury Note/Bond	1.625%	5/15/26	37,890	36,161
United States Treasury Note/Bond	1.500%	8/15/26	42,770	40,291
United States Treasury Note/Bond	2.000%	11/15/26	33,017	32,434
United States Treasury Note/Bond	6.500%	11/15/26	3,000	4,103
United States Treasury Note/Bond	2.250%	2/15/27	44,860	44,986
United States Treasury Note/Bond	2.375%	5/15/27	15,000	15,223
				2,229,999
Agency Bonds and Notes (2.6%)
1 AID-Iraq	2.149%	1/18/22	825	830
1 AID-Israel	5.500%	9/18/23	125	149
1 AID-Israel	5.500%	12/4/23	500	598
1 AID-Israel	5.500%	4/26/24	500	602
1 AID-Jordan	2.503%	10/30/20	175	180
1 AID-Jordan	2.578%	6/30/22	500	514
1 AID-Tunisia	1.416%	8/5/21	510	501
1 AID-Ukraine	1.847%	5/29/20	300	300
1 AID-Ukraine	1.471%	9/29/21	525	518
2 Federal Farm Credit Banks	3.500%	12/20/23	100	108
2 Federal Home Loan Banks	3.375%	6/12/20	125	132
2 Federal Home Loan Banks	3.125%	12/11/20	1,000	1,052
2 Federal Home Loan Banks	5.250%	12/11/20	250	281
2 Federal Home Loan Banks	1.375%	2/18/21	2,185	2,162
2 Federal Home Loan Banks	5.625%	6/11/21	400	461
2 Federal Home Loan Banks	1.125%	7/14/21	1,500	1,466
2 Federal Home Loan Banks	1.875%	11/29/21	4,200	4,220
2 Federal Home Loan Banks	2.000%	9/9/22	1,265	1,270
2 Federal Home Loan Banks	2.125%	3/10/23	475	478
2 Federal Home Loan Banks	2.875%	6/14/24	200	209
2 Federal Home Loan Banks	2.875%	9/13/24	1,000	1,042
3 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	1,000	975
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	11,745	12,036
3 Federal National Mortgage Assn.	1.500%	6/22/20	1,200	1,199
3 Federal National Mortgage Assn.	1.500%	11/30/20	1,000	996
3 Federal National Mortgage Assn.	1.875%	12/28/20	2,000	2,018
3 Federal National Mortgage Assn.	1.375%	2/26/21	3,285	3,251
3 Federal National Mortgage Assn.	1.250%	8/17/21	2,695	2,641
3 Federal National Mortgage Assn.	1.375%	10/7/21	2,200	2,164
3 Federal National Mortgage Assn.	2.000%	1/5/22	1,000	1,008
3 Federal National Mortgage Assn.	1.875%	4/5/22	1,000	1,001
3 Federal National Mortgage Assn.	2.625%	9/6/24	4,995	5,157
3 Federal National Mortgage Assn.	2.125%	4/24/26	2,200	2,142
3 Federal National Mortgage Assn.	1.875%	9/24/26	3,765	3,577
Private Export Funding Corp.	2.250%	3/15/20	150	153
Private Export Funding Corp.	2.300%	9/15/20	1,075	1,093
Private Export Funding Corp.	2.050%	11/15/22	175	174
Private Export Funding Corp.	3.550%	1/15/24	75	81
Private Export Funding Corp.	2.450%	7/15/24	205	206
Private Export Funding Corp.	3.250%	6/15/25	75	79
2 Tennessee Valley Authority	3.875%	2/15/21	225	242
2 Tennessee Valley Authority	1.875%	8/15/22	125	124
2 Tennessee Valley Authority	2.875%	9/15/24	400	416
2 Tennessee Valley Authority	6.750%	11/1/25	1,225	1,617

2 Tennessee Valley Authority	2.875%	2/1/27	750	770
				60,193
Total U.S. Government and Agency Obligations (Cost $2,304,644)				2,290,192
			Shares
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
4 Vanguard Market Liquidity Fund (Cost 15,393)	1.040%		153,895	15,392

Total Investments (100.2%) (Cost $2,320,037)				2,305,584
Other Assets and Liabilities-Net (-0.2%)				(5,277)
Net Assets (100%)				2,300,307

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,290,192	—
Temporary Cash Investments	15,392	—	—

Intermediate-Term Government Bond Index Fund

Total	15.392	2,290,192	—

C. At May 31, 2017, the cost of investment securities for tax purposes was $2,320,037,000. Net unrealized depreciation of investment securities for tax purposes was $14,453,000, consisting of unrealized gains of $5,508,000 on securities that had risen in value since their purchase and $19,961,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 3000 Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Consumer Discretionary (14.1%)
* Amazon.com Inc.	19,481	19,376
Comcast Corp. Class A	240,375	10,021
Home Depot Inc.	61,879	9,499
Walt Disney Co.	81,407	8,787
McDonald's Corp.	41,402	6,247
Wal-Mart Stores Inc.	75,429	5,929
* Priceline Group Inc.	2,473	4,642
Starbucks Corp.	71,260	4,533
Costco Wholesale Corp.	21,842	3,941
Time Warner Inc.	39,022	3,882
Lowe's Cos. Inc.	44,855	3,533
NIKE Inc. Class B	66,371	3,517
* Charter Communications Inc. Class A	9,992	3,453
* Netflix Inc.	20,469	3,338
TJX Cos. Inc.	33,019	2,483
General Motors Co.	70,224	2,383
Ford Motor Co.	194,650	2,165
* Tesla Inc.	6,186	2,110
Marriott International Inc. Class A	16,123	1,736
* eBay Inc.	50,210	1,722
Target Corp.	28,153	1,553
Twenty-First Century Fox Inc. Class A	56,289	1,527
Carnival Corp.	20,384	1,306
Ross Stores Inc.	19,953	1,275
Yum! Brands Inc.	17,372	1,262
Newell Brands Inc.	23,275	1,232
Delphi Automotive plc	13,673	1,203
* O'Reilly Automotive Inc.	4,698	1,137
CBS Corp. Class B	18,008	1,100
Las Vegas Sands Corp.	18,321	1,083
Dollar General Corp.	14,367	1,054
Estee Lauder Cos. Inc. Class A	10,766	1,014
Omnicom Group Inc.	11,866	993
Royal Caribbean Cruises Ltd.	8,328	918
VF Corp.	17,001	915
* AutoZone Inc.	1,480	897
* Ulta Beauty Inc.	2,914	888
* Dollar Tree Inc.	11,225	872
Expedia Inc.	6,016	865
Best Buy Co. Inc.	13,760	817
MGM Resorts International	23,562	747
* Mohawk Industries Inc.	3,090	739
* DISH Network Corp. Class A	10,920	696
Nielsen Holdings plc	18,032	694
Whirlpool Corp.	3,660	679
Genuine Parts Co.	7,309	677
* Chipotle Mexican Grill Inc. Class A	1,396	666
* Yum China Holdings Inc.	17,277	664
Coach Inc.	13,812	638

L Brands Inc.	12,176	628
Viacom Inc. Class B	17,787	619
Twenty-First Century Fox Inc.	22,347	601
* CarMax Inc.	9,542	600
Hasbro Inc.	5,485	577
Hilton Worldwide Holdings Inc.	8,628	574
Wyndham Worldwide Corp.	5,563	562
DR Horton Inc.	16,549	541
Domino's Pizza Inc.	2,500	529
Darden Restaurants Inc.	5,875	522
Wynn Resorts Ltd.	3,985	513
Lear Corp.	3,409	508
* LKQ Corp.	15,783	497
Interpublic Group of Cos. Inc.	19,663	490
* Liberty Interactive Corp. QVC Group Class A	20,395	478
Harley-Davidson Inc.	8,982	476
Fortune Brands Home & Security Inc.	7,521	475
Tiffany & Co.	5,419	471
Advance Auto Parts Inc.	3,518	470
Sirius XM Holdings Inc.	87,970	462
Aramark	12,231	456
BorgWarner Inc.	10,687	454
Lennar Corp. Class A	8,492	436
Coty Inc. Class A	22,688	430
PVH Corp.	3,945	418
Goodyear Tire & Rubber Co.	12,972	418
* Liberty Broadband Corp.	4,647	414
Vail Resorts Inc.	1,934	414
Foot Locker Inc.	6,750	401
* Norwegian Cruise Line Holdings Ltd.	7,894	394
Mattel Inc.	17,005	390
Hanesbrands Inc.	18,727	387
* NVR Inc.	169	386
* Liberty Media Corp-Liberty SiriusXM Class C	8,836	368
Tractor Supply Co.	6,656	367
PulteGroup Inc.	15,828	359
Macy's Inc.	15,177	357
Leggett & Platt Inc.	6,820	355
* Panera Bread Co. Class A	1,108	348
* Burlington Stores Inc.	3,472	340
Kohl's Corp.	8,287	318
* WABCO Holdings Inc.	2,571	313
Adient plc	4,544	311
Service Corp. International	9,396	300
KAR Auction Services Inc.	6,844	298
Staples Inc.	31,898	290
Garmin Ltd.	5,457	284
Toll Brothers Inc.	7,652	282
Dunkin' Brands Group Inc.	4,739	277
H&R Block Inc.	10,336	274
Scripps Networks Interactive Inc. Class A	4,108	272
* Michael Kors Holdings Ltd.	7,860	261
Gentex Corp.	13,711	260
* ServiceMaster Global Holdings Inc.	6,806	257
* Discovery Communications Inc. Class A	9,535	253
Bed Bath & Beyond Inc.	7,341	253
^ Nordstrom Inc.	6,041	253

	Gap Inc.	11,164	251
	TEGNA Inc.	10,533	250
*	Discovery Communications Inc.	9,604	248
	Brunswick Corp.	4,468	247
	Polaris Industries Inc.	2,905	243
*	Lululemon Athletica Inc.	4,835	233
	Pool Corp.	1,943	231
*	Live Nation Entertainment Inc.	6,360	219
*	TripAdvisor Inc.	5,696	219
	Williams-Sonoma Inc.	4,449	217
	Thor Industries Inc.	2,351	213
	Six Flags Entertainment Corp.	3,511	212
*	Liberty Ventures Class A	3,918	211
	Cinemark Holdings Inc.	5,193	206
	Carter's Inc.	2,477	204
*	Liberty Media Corp-Liberty SiriusXM Class A	4,767	199
	News Corp. Class A	14,544	195
*,^ Under Armour Inc. Class A		10,008	192
	Ralph Lauren Corp. Class A	2,817	191
	CST Brands Inc.	3,877	187
*	Madison Square Garden Co. Class A	941	184
	Dick's Sporting Goods Inc.	4,386	180
	Tupperware Brands Corp.	2,489	179
*	Visteon Corp.	1,751	176
	Jack in the Box Inc.	1,633	174
	Wendy's Co.	10,555	171
*	Grand Canyon Education Inc.	2,174	170
	Signet Jewelers Ltd.	3,468	167
	Cable One Inc.	231	166
	Texas Roadhouse Inc. Class A	3,316	162
*	Under Armour Inc.	9,090	162
*	Bright Horizons Family Solutions Inc.	2,107	162
*	Skechers U.S.A. Inc. Class A	6,242	159
*	AMC Networks Inc. Class A	3,002	159
*	Liberty Broadband Corp. Class A	1,761	155
	Cracker Barrel Old Country Store Inc.	931	155
	Tenneco Inc.	2,716	154
	ILG Inc.	5,644	152
	Dana Inc.	7,195	152
	Tribune Media Co. Class A	3,949	151
	News Corp. Class B	10,692	147
*	Lions Gate Entertainment Corp. Class B	5,726	145
*	Five Below Inc.	2,709	139
	Sinclair Broadcast Group Inc. Class A	4,281	139
	CalAtlantic Group Inc.	3,786	136
*	Liberty Expedia Holdings Inc. Class A	2,613	136
	Office Depot Inc.	26,346	135
*	Sally Beauty Holdings Inc.	7,404	133
	Graham Holdings Co. Class B	221	132
*	Buffalo Wild Wings Inc.	915	132
	Marriott Vacations Worldwide Corp.	1,112	130
*	AutoNation Inc.	3,260	129
*	Cabela's Inc.	2,422	128
*	Sotheby's	2,432	128
*	Helen of Troy Ltd.	1,395	127
	Cheesecake Factory Inc.	2,151	127
*	Steven Madden Ltd.	3,159	124

* Dave & Buster's Entertainment Inc.	1,855	124
Aaron's Inc.	3,371	123
* Murphy USA Inc.	1,780	121
Wolverine World Wide Inc.	4,584	119
Nexstar Media Group Inc. Class A	2,064	118
* Tempur Sealy International Inc.	2,523	117
New York Times Co. Class A	6,596	116
* Adtalem Global Education Inc.	3,101	116
* Dorman Products Inc.	1,381	115
John Wiley & Sons Inc. Class A	2,263	115
GameStop Corp. Class A	5,166	114
* Kate Spade & Co.	6,101	112
* Stamps.com Inc.	808	111
AMERCO	300	111
Big Lots Inc.	2,251	110
* Deckers Outdoor Corp.	1,571	109
Lithia Motors Inc. Class A	1,193	108
* Cimpress NV	1,205	106
Papa John's International Inc.	1,320	106
Churchill Downs Inc.	631	106
Choice Hotels International Inc.	1,612	105
Children's Place Inc.	960	104
Meredith Corp.	1,906	103
Matthews International Corp. Class A	1,599	102
* Boyd Gaming Corp.	3,963	101
LCI Industries	1,127	100
Bloomin' Brands Inc.	4,951	99
* Pandora Media Inc.	11,108	99
* RH	1,750	98
* Wayfair Inc.	1,550	98
Brinker International Inc.	2,409	95
* Hyatt Hotels Corp. Class A	1,613	93
Cooper Tire & Rubber Co.	2,567	92
* Hilton Grand Vacations Inc.	2,577	92
American Eagle Outfitters Inc.	7,926	91
PriceSmart Inc.	1,021	90
* Avis Budget Group Inc.	3,846	88
* TRI Pointe Group Inc.	7,112	88
* Michaels Cos. Inc.	4,479	87
* Shutterfly Inc.	1,735	86
KB Home	4,041	85
* Cooper-Standard Holdings Inc.	759	82
International Game Technology plc	4,554	81
* Urban Outfitters Inc.	4,260	80
Nutrisystem Inc.	1,534	80
Regal Entertainment Group Class A	3,828	80
Travelport Worldwide Ltd.	5,852	79
* 2U Inc.	1,843	79
* Meritage Homes Corp.	1,969	79
Monro Muffler Brake Inc.	1,577	78
* Houghton Mifflin Harcourt Co.	6,261	77
Penske Automotive Group Inc.	1,819	77
* Penn National Gaming Inc.	3,960	77
Columbia Sportswear Co.	1,406	76
* Liberty Media Corp-Liberty Formula One	2,241	75
* IMAX Corp.	2,965	74
MDC Holdings Inc.	2,198	74

*,^ JC Penney Co. Inc.		15,681	74
*	Avon Products Inc.	20,713	70
*	Central Garden & Pet Co. Class A	2,376	69
	Lennar Corp. Class B	1,588	68
*	Etsy Inc.	5,021	67
	La-Z-Boy Inc.	2,531	67
*	MSG Networks Inc.	3,118	66
	Callaway Golf Co.	5,099	65
*	American Outdoor Brands Corp.	2,866	65
*	American Axle & Manufacturing Holdings Inc.	4,296	65
*	Liberty Media Corp-Liberty Formula One Class A	2,009	64
	Extended Stay America Inc.	3,517	64
	Group 1 Automotive Inc.	1,055	63
	Time Inc.	5,050	63
	SeaWorld Entertainment Inc.	3,533	63
	Sonic Corp.	2,144	63
	Bob Evans Farms Inc.	885	62
	Sturm Ruger & Co. Inc.	975	62
*	Gentherm Inc.	1,639	62
*	American Woodmark Corp.	662	61
*	Vista Outdoor Inc.	2,925	61
*	Scientific Games Corp. Class A	2,631	61
*	Asbury Automotive Group Inc.	1,046	59
*	Pinnacle Entertainment Inc.	2,986	59
*	Select Comfort Corp.	2,020	58
*	Meritor Inc.	3,721	58
	Chico's FAS Inc.	6,056	57
*	Laureate Education Inc. Class A	3,401	57
*	La Quinta Holdings Inc.	4,096	57
*	Lions Gate Entertainment Corp. Class A	2,062	56
	Caleres Inc.	2,021	55
	AMC Entertainment Holdings Inc. Class A	2,429	55
*	Chegg Inc.	4,541	55
*	Belmond Ltd. Class A	4,406	54
*	BJ's Restaurants Inc.	1,210	54
	Scholastic Corp.	1,254	53
	DSW Inc. Class A	3,151	53
	International Speedway Corp. Class A	1,472	52
*	Eldorado Resorts Inc.	2,404	50
*	Universal Electronics Inc.	767	50
*	Red Robin Gourmet Burgers Inc.	687	50
	Dillard's Inc. Class A	957	49
*	Cavco Industries Inc.	442	49
*	EW Scripps Co. Class A	2,801	48
	Standard Motor Products Inc.	970	47
	Gannett Co. Inc.	5,933	47
	HSN Inc.	1,395	46
	Viad Corp.	1,035	46
	Abercrombie & Fitch Co.	3,420	45
*	Liberty Media Corp-Liberty Braves Series A	1,858	44
	Oxford Industries Inc.	816	44
	Capella Education Co.	501	43
*	Liberty TripAdvisor Holdings Inc. Class A	3,596	43
*,^ GoPro Inc. Class A		5,142	42
*	Weight Watchers International Inc.	1,603	42
*	Taylor Morrison Home Corp. Class A	1,796	42
	Strayer Education Inc.	472	42

DineEquity Inc.	893	41
ClubCorp Holdings Inc.	3,070	41
* Denny's Corp.	3,431	41
* G-III Apparel Group Ltd.	2,061	40
* Shutterstock Inc.	866	40
Guess? Inc.	3,173	38
* Quotient Technology Inc.	3,404	37
Ethan Allen Interiors Inc.	1,355	37
* Genesco Inc.	976	36
* Hertz Global Holdings Inc.	3,548	36
* Caesars Acquisition Co. Class A	2,036	36
* M/I Homes Inc.	1,266	36
Marcus Corp.	1,074	35
World Wrestling Entertainment Inc. Class A	1,690	35
* Ollie's Bargain Outlet Holdings Inc.	831	34
Tile Shop Holdings Inc.	1,724	34
Winnebago Industries Inc.	1,368	34
* K12 Inc.	1,749	33
* Career Education Corp.	3,397	32
* Fox Factory Holding Corp.	969	32
* Fitbit Inc. Class A	6,077	32
* Fiesta Restaurant Group Inc.	1,424	31
New Media Investment Group Inc.	2,367	31
* HealthStream Inc.	1,094	31
* Lumber Liquidators Holdings Inc.	1,043	30
* William Lyon Homes Class A	1,311	30
* Express Inc.	3,812	30
* SiteOne Landscape Supply Inc.	548	29
National Presto Industries Inc.	273	29
Sonic Automotive Inc. Class A	1,540	29
Finish Line Inc. Class A	2,013	28
* Crocs Inc.	4,121	28
Ruth's Hospitality Group Inc.	1,298	28
Buckle Inc.	1,643	28
Superior Industries International Inc.	1,429	28
Hooker Furniture Corp.	649	28
Haverty Furniture Cos. Inc.	1,107	27
* Liberty Media Corp-Liberty Braves Series C	1,128	26
Planet Fitness Inc. Class A	1,193	26
* Caesars Entertainment Corp.	2,368	26
* Angie's List Inc.	2,131	26
* Shake Shack Inc. Class A	693	26
* LGI Homes Inc.	785	25
Wingstop Inc.	879	25
Tailored Brands Inc.	2,353	25
* Nautilus Inc.	1,365	25
* XO Group Inc.	1,493	25
National CineMedia Inc.	3,377	25
* Biglari Holdings Inc.	64	24
* Fossil Group Inc.	2,253	24
* Del Frisco's Restaurant Group Inc.	1,422	24
Rent-A-Center Inc.	2,116	24
* Carrols Restaurant Group Inc.	2,006	24
Barnes & Noble Inc.	3,537	24
* Habit Restaurants Inc. Class A	1,257	23
* Hibbett Sports Inc.	996	23
Cato Corp. Class A	1,119	23

*	Barnes & Noble Education Inc.	2,344	22
	Entravision Communications Corp. Class A	3,794	22
*	Francesca's Holdings Corp.	1,715	22
	Fred's Inc. Class A	1,520	21
*	Motorcar Parts of America Inc.	717	21
	MDC Partners Inc. Class A	2,452	20
	Tower International Inc.	877	20
	Acushnet Holdings Corp.	1,068	20
*	Central European Media Enterprises Ltd. Class A	5,175	20
*	Intrawest Resorts Holdings Inc.	820	19
	Inter Parfums Inc.	557	19
*	MarineMax Inc.	1,052	19
*	Trade Desk Inc. Class A	336	18
*	Stoneridge Inc.	1,183	18
*	El Pollo Loco Holdings Inc.	1,330	18
	Pier 1 Imports Inc.	3,612	18
*	Chuy's Holdings Inc.	668	18
*	Instructure Inc.	664	18
	Lifetime Brands Inc.	959	18
*	Party City Holdco Inc.	1,045	17
*	Conn's Inc.	977	17
*	Gray Television Inc.	1,372	17
*	Care.com Inc.	1,070	16
*	elf Beauty Inc.	663	16
	Carriage Services Inc. Class A	605	16
*	Horizon Global Corp.	1,071	16
*	Malibu Boats Inc. Class A	645	16
	Winmark Corp.	122	15
	Bassett Furniture Industries Inc.	497	15
*	Monarch Casino & Resort Inc.	486	15
*	Beazer Homes USA Inc.	1,201	15
*	Regis Corp.	1,530	14
*	Del Taco Restaurants Inc.	1,101	14
	Camping World Holdings Inc. Class A	518	14
	MCBC Holdings Inc.	726	14
*	FTD Cos. Inc.	794	14
	Flexsteel Industries Inc.	269	14
*	Revlon Inc. Class A	722	13
*	Bridgepoint Education Inc.	968	13
*	tronc Inc.	1,194	13
*	Century Communities Inc.	536	13
*	Ascena Retail Group Inc.	7,534	13
*	Reading International Inc. Class A	835	13
*	Vitamin Shoppe Inc.	1,121	13
*	American Public Education Inc.	580	13
*	Zumiez Inc.	877	13
*	Daily Journal Corp.	59	12
*	At Home Group Inc.	659	12
	Movado Group Inc.	582	12
*	1-800-Flowers.com Inc. Class A	1,174	12
*,^ Lands' End Inc.		666	12
	Shoe Carnival Inc.	560	11
	Clear Channel Outdoor Holdings Inc. Class A	2,915	11
	Big 5 Sporting Goods Corp.	801	11
*	Hovnanian Enterprises Inc. Class A	4,576	11
*	America's Car-Mart Inc.	306	11
	Citi Trends Inc.	600	11

	Entercom Communications Corp. Class A	1,059	11
*	Zoe's Kitchen Inc.	784	11
*	Rosetta Stone Inc.	913	11
*	Franklin Covey Co.	540	11
*	Potbelly Corp.	926	11
	CSS Industries Inc.	391	10
*	Iconix Brand Group Inc.	1,735	10
*	New Home Co. Inc.	956	10
*	Perry Ellis International Inc.	548	10
*	Eros International plc	1,023	10
	West Marine Inc.	995	10
*	Vera Bradley Inc.	1,033	10
	Speedway Motorsports Inc.	556	10
	Weyco Group Inc.	338	9
*	Nathan's Famous Inc.	141	9
*	Century Casinos Inc.	1,006	8
*	ZAGG Inc.	914	8
*	Eastman Kodak Co.	773	7
	Libbey Inc.	865	7
*	Build-A-Bear Workshop Inc.	646	7
*	Gaia Inc. Class A	633	7
	Strattec Security Corp.	188	7
*	Lindblad Expeditions Holdings Inc.	702	7
*	Delta Apparel Inc.	340	6
*,^ Sears Holdings Corp.		855	6
*	Duluth Holdings Inc.	319	6
*	Bojangles' Inc.	326	6
	Red Rock Resorts Inc. Class A	233	6
*	Overstock.com Inc.	355	5
*	Sequential Brands Group Inc.	1,508	5
	Liberty Tax Inc.	321	5
*	Red Lion Hotels Corp.	677	4
*	Sportsman's Warehouse Holdings Inc.	678	4
*	Cogint Inc.	723	4
*	JAKKS Pacific Inc.	781	3
*	Tuesday Morning Corp.	1,868	3
^	Stage Stores Inc.	1,407	3
*	Container Store Group Inc.	489	3
*	Urban One Inc.	1,172	2
*	Sears Hometown and Outlet Stores Inc.	531	2
			176,172
Consumer Staples (7.5%)
	Procter & Gamble Co.	127,615	11,242
	Philip Morris International Inc.	77,413	9,274
	Coca-Cola Co.	194,881	8,861
	PepsiCo Inc.	71,963	8,410
	Altria Group Inc.	95,925	7,237
	CVS Health Corp.	53,842	4,137
	Walgreens Boots Alliance Inc.	43,113	3,493
	Mondelez International Inc. Class A	74,738	3,482
	Colgate-Palmolive Co.	43,278	3,305
	Kraft Heinz Co.	30,016	2,767
	Reynolds American Inc.	40,888	2,750
	Kimberly-Clark Corp.	17,850	2,316
	General Mills Inc.	29,874	1,695
	Constellation Brands Inc. Class A	8,223	1,503
	Sysco Corp.	26,381	1,439

Kroger Co.	47,773	1,423
Archer-Daniels-Midland Co.	29,016	1,206
* Monster Beverage Corp.	20,903	1,057
Kellogg Co.	12,629	904
Clorox Co.	6,573	892
Dr Pepper Snapple Group Inc.	9,365	869
Conagra Brands Inc.	21,857	842
Tyson Foods Inc. Class A	14,610	838
Mead Johnson Nutrition Co.	9,363	837
Molson Coors Brewing Co. Class B	8,692	824
Hershey Co.	7,075	815
JM Smucker Co.	5,744	734
Church & Dwight Co. Inc.	12,625	652
McCormick & Co. Inc.	5,711	595
Whole Foods Market Inc.	15,896	556
Bunge Ltd.	6,920	553
Campbell Soup Co.	9,192	530
Brown-Forman Corp. Class B	10,062	523
Hormel Foods Corp.	13,789	464
Ingredion Inc.	3,556	406
Pinnacle Foods Inc.	5,759	359
Lamb Weston Holdings Inc.	7,104	330
* Herbalife Ltd.	3,674	264
* Post Holdings Inc.	3,180	255
Casey's General Stores Inc.	1,950	227
* Edgewell Personal Care Co.	2,938	215
* TreeHouse Foods Inc.	2,667	206
* Hain Celestial Group Inc.	5,087	178
* Rite Aid Corp.	49,924	170
Spectrum Brands Holdings Inc.	1,227	165
* Sprouts Farmers Market Inc.	6,777	162
Energizer Holdings Inc.	2,942	158
Flowers Foods Inc.	8,429	156
Nu Skin Enterprises Inc. Class A	2,659	146
Snyder's-Lance Inc.	3,855	142
B&G Foods Inc.	3,276	133
Brown-Forman Corp. Class A	2,460	130
Sanderson Farms Inc.	1,003	119
Lancaster Colony Corp.	940	116
Vector Group Ltd.	4,545	99
* United Natural Foods Inc.	2,420	97
J&J Snack Foods Corp.	711	92
Dean Foods Co.	4,626	84
* Pilgrim's Pride Corp.	3,516	82
Core-Mark Holding Co. Inc.	2,310	79
Fresh Del Monte Produce Inc.	1,547	78
WD-40 Co.	723	76
Universal Corp.	1,119	74
* Blue Buffalo Pet Products Inc.	2,877	68
* Boston Beer Co. Inc. Class A	405	58
Seaboard Corp.	14	57
Coca-Cola Bottling Co. Consolidated	246	56
SpartanNash Co.	1,812	54
* SUPERVALU Inc.	13,941	54
* Cal-Maine Foods Inc.	1,427	53
National Beverage Corp.	531	51
* Performance Food Group Co.	1,792	51

	AdvancePierre Foods Holdings Inc.	1,242	50
	Calavo Growers Inc.	714	48
	Andersons Inc.	1,360	48
*	Diplomat Pharmacy Inc.	2,151	37
	Tootsie Roll Industries Inc.	1,046	36
	John B Sanfilippo & Son Inc.	461	30
	Ingles Markets Inc. Class A	792	29
	PetMed Express Inc.	826	29
	Weis Markets Inc.	553	28
*	USANA Health Sciences Inc.	440	28
	MGP Ingredients Inc.	514	26
	GNC Holdings Inc. Class A	3,144	24
	Medifast Inc.	521	22
	Nutraceutical International Corp.	440	18
	Omega Protein Corp.	914	16
*	Chefs' Warehouse Inc.	1,051	16
*	Craft Brew Alliance Inc.	913	15
*,^ Amplify Snack Brands Inc.		1,605	15
*	Primo Water Corp.	997	12
*	Seneca Foods Corp. Class A	391	12
*,^ Freshpet Inc.		766	12
	Natural Health Trends Corp.	417	12
*	Farmer Brothers Co.	383	11
*	Smart & Final Stores Inc.	864	11
	Limoneira Co.	518	10
	Village Super Market Inc. Class A	320	8
	Alico Inc.	213	6
*	US Foods Holding Corp.	175	5
*	Turning Point Brands Inc.	286	5
	Orchids Paper Products Co.	332	5
*	Natural Grocers by Vitamin Cottage Inc.	465	5
*	Alliance One International Inc.	397	4
*	Inventure Foods Inc.	899	4
	Nature's Sunshine Products Inc.	259	3
*	Lifevantage Corp.	646	3
*	Lifeway Foods Inc.	92	1
			92,969
Energy (5.5%)
	Exxon Mobil Corp.	208,358	16,773
	Chevron Corp.	94,117	9,739
	Schlumberger Ltd.	69,248	4,819
	ConocoPhillips	62,303	2,784
	EOG Resources Inc.	27,434	2,478
	Occidental Petroleum Corp.	37,856	2,231
	Halliburton Co.	43,049	1,945
	Kinder Morgan Inc.	95,347	1,789
	Phillips 66	22,632	1,723
	Valero Energy Corp.	23,667	1,455
	Anadarko Petroleum Corp.	27,991	1,414
	Marathon Petroleum Corp.	26,504	1,379
	Pioneer Natural Resources Co.	8,160	1,362
	Baker Hughes Inc.	22,125	1,220
	Williams Cos. Inc.	37,652	1,077
*	Concho Resources Inc.	7,070	896
	Devon Energy Corp.	26,117	887
	Apache Corp.	18,941	886
	Hess Corp.	14,389	660

Noble Energy Inc.	22,007	631
National Oilwell Varco Inc.	19,018	621
Marathon Oil Corp.	42,197	549
ONEOK Inc.	10,377	516
Cabot Oil & Gas Corp.	22,841	507
Cimarex Energy Co.	4,708	506
Tesoro Corp.	5,920	493
* Cheniere Energy Inc.	9,800	477
EQT Corp.	8,511	470
* Diamondback Energy Inc.	4,448	413
Targa Resources Corp.	8,808	405
* Parsley Energy Inc. Class A	10,977	325
* Newfield Exploration Co.	9,718	316
* Energen Corp.	4,861	277
^ Helmerich & Payne Inc.	4,768	251
* Weatherford International plc	49,003	235
Range Resources Corp.	10,060	232
Valvoline Inc.	10,365	232
* WPX Energy Inc.	18,924	205
Murphy Oil Corp.	8,046	196
HollyFrontier Corp.	7,907	189
* Antero Resources Corp.	9,052	186
Patterson-UTI Energy Inc.	8,313	177
* RSP Permian Inc.	4,727	168
* CONSOL Energy Inc.	11,355	165
* Continental Resources Inc.	4,334	163
* Rice Energy Inc.	7,734	155
* Chesapeake Energy Corp.	30,492	154
* Transocean Ltd.	16,642	151
* Southwestern Energy Co.	24,605	149
* First Solar Inc.	3,777	145
Western Refining Inc.	3,997	145
* PDC Energy Inc.	2,721	135
* QEP Resources Inc.	11,995	120
Nabors Industries Ltd.	13,470	119
World Fuel Services Corp.	3,323	117
* Gulfport Energy Corp.	7,953	114
* Oasis Petroleum Inc.	11,656	114
Oceaneering International Inc.	4,666	114
PBF Energy Inc. Class A	5,487	106
Golar LNG Ltd.	4,556	106
* Callon Petroleum Co.	9,114	103
* Dril-Quip Inc.	2,077	103
SemGroup Corp. Class A	3,195	99
* Matador Resources Co.	4,210	96
Ensco plc Class A	14,731	92
* NOW Inc.	5,396	89
* Laredo Petroleum Inc.	7,352	86
SM Energy Co.	4,877	83
* Superior Energy Services Inc.	7,327	76
* Oil States International Inc.	2,579	75
* Rowan Cos. plc Class A	6,069	73
* McDermott International Inc.	11,755	73
Delek US Holdings Inc.	2,963	73
* Whiting Petroleum Corp.	9,699	69
* Carrizo Oil & Gas Inc.	3,006	66
* SRC Energy Inc.	9,540	66

*	TerraForm Power Inc. Class A	4,702	58
^	RPC Inc.	2,761	52
	Noble Corp. plc	12,586	51
*	Kosmos Energy Ltd.	8,476	51
*	SEACOR Holdings Inc.	756	46
*	Forum Energy Technologies Inc.	2,783	45
*	Unit Corp.	2,380	42
*	Exterran Corp.	1,486	42
*	Diamond Offshore Drilling Inc.	3,464	40
*	Atwood Oceanics Inc.	3,785	38
	Archrock Inc.	3,512	37
*	Keane Group Inc.	2,318	36
*	Newpark Resources Inc.	4,535	34
	Green Plains Inc.	1,560	33
*	Helix Energy Solutions Group Inc.	6,480	32
*	Par Pacific Holdings Inc.	1,771	31
*	SunCoke Energy Inc.	3,464	30
*	Extraction Oil & Gas Inc.	2,076	30
*	Flotek Industries Inc.	2,953	29
*	Denbury Resources Inc.	18,626	29
*	Ring Energy Inc.	2,191	28
*	Jagged Peak Energy Inc.	2,180	28
*	REX American Resources Corp.	268	26
*	SunPower Corp. Class A	3,094	24
*	Clean Energy Fuels Corp.	10,044	24
*	TerraForm Global Inc. Class A	4,752	23
*	RigNet Inc.	1,201	20
*	Fairmount Santrol Holdings Inc.	4,216	20
*	Sunrun Inc.	3,886	20
*	TETRA Technologies Inc.	6,171	19
*	WildHorse Resource Development Corp.	1,540	18
*	Renewable Energy Group Inc.	1,583	18
*	Sanchez Energy Corp.	2,859	17
*	California Resources Corp.	1,555	17
*	Natural Gas Services Group Inc.	575	15
*	Abraxas Petroleum Corp.	7,382	14
*	Green Brick Partners Inc.	1,337	13
*	Tesco Corp.	2,845	13
*	Bill Barrett Corp.	3,629	13
	CVR Energy Inc.	626	13
*	Geospace Technologies Corp.	808	12
	Frank's International NV	1,470	11
*	CARBO Ceramics Inc.	1,438	11
	Panhandle Oil and Gas Inc. Class A	538	10
	Evolution Petroleum Corp.	1,359	10
*	TPI Composites Inc.	551	9
*	Matrix Service Co.	1,148	9
*	Trecora Resources	867	9
*	Pioneer Energy Services Corp.	3,526	9
*	Parker Drilling Co.	5,695	8
*,^ Seadrill Ltd.		16,841	8
*	Jones Energy Inc. Class A	3,647	7
*	Smart Sand Inc.	690	7
*	EnerNOC Inc.	1,223	7
	Alon USA Energy Inc.	517	6
*	Era Group Inc.	757	6
*	Contango Oil & Gas Co.	919	6

* Pacific Ethanol Inc.	954	6
* EP Energy Corp. Class A	1,225	5
* Willbros Group Inc.	2,051	5
* Westmoreland Coal Co.	721	5
* Eclipse Resources Corp.	1,988	4
* Independence Contract Drilling Inc.	1,032	4
* Dawson Geophysical Co.	953	4
* Cobalt International Energy Inc.	15,962	4
* Northern Oil and Gas Inc.	2,178	4
* Vivint Solar Inc.	733	2
* Hornbeck Offshore Services Inc.	1,272	2
* TerraVia Holdings Inc.	3,819	1
		69,048
Financial Services (20.5%)
* Berkshire Hathaway Inc. Class B	94,439	15,609
JPMorgan Chase & Co.	183,221	15,052
Wells Fargo & Co.	227,902	11,655
Bank of America Corp.	512,507	11,485
Visa Inc. Class A	95,811	9,124
Citigroup Inc.	138,529	8,387
Mastercard Inc. Class A	48,045	5,904
US Bancorp	80,456	4,094
Goldman Sachs Group Inc.	19,240	4,065
Chubb Ltd.	22,899	3,279
American International Group Inc.	50,916	3,240
Morgan Stanley	71,312	2,977
PNC Financial Services Group Inc.	25,056	2,974
* PayPal Holdings Inc.	56,483	2,949
American Express Co.	37,832	2,911
American Tower Corporation	20,907	2,743
BlackRock Inc.	6,203	2,539
Bank of New York Mellon Corp.	51,896	2,445
MetLife Inc.	46,687	2,362
Simon Property Group Inc.	15,266	2,355
Prudential Financial Inc.	22,266	2,335
Charles Schwab Corp.	58,622	2,272
Marsh & McLennan Cos. Inc.	26,174	2,030
CME Group Inc.	16,915	1,984
S&P Global Inc.	12,998	1,856
Capital One Financial Corp.	24,004	1,846
Crown Castle International Corp.	17,681	1,797
Travelers Cos. Inc.	14,339	1,790
Intercontinental Exchange Inc.	29,449	1,773
Aon plc	13,216	1,730
BB&T Corp.	40,566	1,690
Equinix Inc.	3,683	1,624
Allstate Corp.	18,548	1,601
State Street Corp.	19,625	1,599
Public Storage	7,418	1,597
Aflac Inc.	20,206	1,523
Prologis Inc.	26,391	1,466
Fidelity National Information Services Inc.	16,215	1,392
* Fiserv Inc.	11,090	1,389
SunTrust Banks Inc.	25,293	1,350
Welltower Inc.	18,056	1,310
AvalonBay Communities Inc.	6,721	1,285
Progressive Corp.	29,496	1,252

Weyerhaeuser Co.	36,703	1,210
M&T Bank Corp.	7,509	1,175
Discover Financial Services	19,670	1,155
Equity Residential	17,422	1,134
Synchrony Financial	41,675	1,119
Ventas Inc.	16,705	1,111
Moody's Corp.	8,439	1,000
Digital Realty Trust Inc.	8,090	956
KeyCorp	54,333	949
Boston Properties Inc.	7,801	946
Hartford Financial Services Group Inc.	18,460	912
Citizens Financial Group Inc.	26,585	907
Fifth Third Bancorp	38,158	906
Northern Trust Corp.	10,244	896
Ameriprise Financial Inc.	7,349	888
Regions Financial Corp.	64,036	886
* SBA Communications Corp. Class A	6,127	847
T. Rowe Price Group Inc.	12,002	845
Principal Financial Group Inc.	13,250	834
Essex Property Trust Inc.	3,196	821
Equifax Inc.	5,898	807
Vornado Realty Trust	8,743	806
Realty Income Corp.	13,875	762
Franklin Resources Inc.	18,201	761
HCP Inc.	23,186	727
Lincoln National Corp.	11,130	723
First Republic Bank	7,732	712
Global Payments Inc.	7,722	707
Huntington Bancshares Inc.	53,895	676
Alliance Data Systems Corp.	2,791	673
* FleetCor Technologies Inc.	4,590	662
* Markel Corp.	676	661
Thomson Reuters Corp.	15,123	660
GGP Inc.	29,295	653
Loews Corp.	13,793	650
Host Hotels & Resorts Inc.	36,128	650
Invesco Ltd.	20,425	647
Annaly Capital Management Inc.	50,582	606
Comerica Inc.	8,650	593
Mid-America Apartment Communities Inc.	5,739	585
XL Group Ltd.	12,956	566
* Arch Capital Group Ltd.	5,702	555
FNF Group	12,971	553
Cincinnati Financial Corp.	7,669	537
Unum Group	11,770	529
Everest Re Group Ltd.	2,050	522
* CBRE Group Inc. Class A	14,822	517
Alexandria Real Estate Equities Inc.	4,321	504
Arthur J Gallagher & Co.	8,847	502
SL Green Realty Corp.	4,899	495
Duke Realty Corp.	17,095	490
Total System Services Inc.	8,169	486
* Vantiv Inc. Class A	7,665	481
* E*TRADE Financial Corp.	13,752	476
UDR Inc.	12,267	474
TD Ameritrade Holding Corp.	12,527	468
Western Union Co.	24,365	463

Extra Space Storage Inc.	5,864	454
MSCI Inc. Class A	4,425	450
Raymond James Financial Inc.	6,225	450
Iron Mountain Inc.	12,853	449
Affiliated Managers Group Inc.	2,903	447
Broadridge Financial Solutions Inc.	5,847	444
^ CIT Group Inc.	9,843	443
Torchmark Corp.	5,864	443
Regency Centers Corp.	7,245	441
Federal Realty Investment Trust	3,585	440
* SVB Financial Group	2,553	435
CBOE Holdings Inc.	4,992	431
* Alleghany Corp.	731	429
Jack Henry & Associates Inc.	3,906	415
Leucadia National Corp.	16,832	411
Ally Financial Inc.	22,073	409
Macerich Co.	7,116	409
Zions Bancorporation	9,948	399
VEREIT Inc.	47,972	397
Reinsurance Group of America Inc. Class A	3,119	388
East West Bancorp Inc.	7,095	388
Colony NorthStar Inc. Class A	26,829	379
* Signature Bank	2,626	376
Nasdaq Inc.	5,530	374
WP Carey Inc.	5,586	364
Kilroy Realty Corp.	4,950	362
Camden Property Trust	4,256	355
Kimco Realty Corp.	19,960	350
MarketAxess Holdings Inc.	1,830	349
American Financial Group Inc.	3,421	342
AGNC Investment Corp.	16,177	336
Apartment Investment & Management Co.	7,746	332
FactSet Research Systems Inc.	1,975	327
WR Berkley Corp.	4,707	325
Equity LifeStyle Properties Inc.	3,814	322
Voya Financial Inc.	9,359	320
SEI Investments Co.	6,359	319
Gaming and Leisure Properties Inc.	8,625	317
American Campus Communities Inc.	6,529	310
Liberty Property Trust	7,455	306
New York Community Bancorp Inc.	23,128	299
RenaissanceRe Holdings Ltd.	2,082	297
Axis Capital Holdings Ltd.	4,441	291
Omega Healthcare Investors Inc.	9,177	287
Sun Communities Inc.	3,277	282
Lazard Ltd. Class A	6,315	281
Lamar Advertising Co. Class A	4,004	280
Assurant Inc.	2,830	277
Starwood Property Trust Inc.	12,438	274
PacWest Bancorp	5,853	273
People's United Financial Inc.	16,385	272
National Retail Properties Inc.	7,058	271
Douglas Emmett Inc.	6,892	262
Jones Lang LaSalle Inc.	2,243	259
* First Data Corp. Class A	15,083	258
DCT Industrial Trust Inc.	4,874	257
Assured Guaranty Ltd.	6,562	256

Invitation Homes Inc.	11,900	256
Forest City Realty Trust Inc. Class A	11,193	255
Eaton Vance Corp.	5,462	254
Synovus Financial Corp.	6,199	253
Senior Housing Properties Trust	11,790	249
New Residential Investment Corp.	15,478	249
Brown & Brown Inc.	5,673	246
Highwoods Properties Inc.	4,752	240
Cullen/Frost Bankers Inc.	2,571	236
Old Republic International Corp.	11,716	232
Allied World Assurance Co. Holdings AG	4,368	230
Commerce Bancshares Inc.	4,257	228
Hospitality Properties Trust	7,807	226
PrivateBancorp Inc.	3,784	225
First American Financial Corp.	5,175	225
* Howard Hughes Corp.	1,745	224
Realogy Holdings Corp.	7,248	221
CyrusOne Inc.	3,893	219
CubeSmart	8,746	218
EPR Properties	3,043	216
* Zillow Group Inc.	4,941	215
Webster Financial Corp.	4,410	215
Hudson Pacific Properties Inc.	6,540	214
* Euronet Worldwide Inc.	2,433	212
Legg Mason Inc.	5,754	212
* Western Alliance Bancorp	4,630	212
Navient Corp.	14,580	210
FNB Corp.	15,905	210
American Homes 4 Rent Class A	9,323	209
Healthcare Trust of America Inc. Class A	6,776	208
Prosperity Bancshares Inc.	3,288	206
Fair Isaac Corp.	1,536	204
Gramercy Property Trust	6,738	199
Validus Holdings Ltd.	3,721	199
DuPont Fabros Technology Inc.	3,572	195
* SLM Corp.	18,781	195
First Horizon National Corp.	11,510	195
IBERIABANK Corp.	2,514	194
Bank of the Ozarks Inc.	4,385	194
* WEX Inc.	1,881	192
Hancock Holding Co.	4,125	191
Medical Properties Trust Inc.	14,639	190
* Equity Commonwealth	6,071	189
Investors Bancorp Inc.	14,258	189
United Bankshares Inc.	4,864	186
Popular Inc.	4,978	185
* CoreLogic Inc.	4,249	184
Dun & Bradstreet Corp.	1,754	184
Healthcare Realty Trust Inc.	5,473	182
Associated Banc-Corp	7,613	182
Umpqua Holdings Corp.	10,534	179
* Texas Capital Bancshares Inc.	2,420	178
CNO Financial Group Inc.	8,659	177
Wintrust Financial Corp.	2,567	177
* MGIC Investment Corp.	16,678	176
White Mountains Insurance Group Ltd.	205	176
Taubman Centers Inc.	2,860	175

Spirit Realty Capital Inc.	24,064	174
Rayonier Inc.	6,160	173
Physicians Realty Trust	8,490	173
Chimera Investment Corp.	9,243	172
Hanover Insurance Group Inc.	2,048	171
CoreSite Realty Corp.	1,612	170
Weingarten Realty Investors	5,619	169
GEO Group Inc.	5,631	169
Radian Group Inc.	10,442	168
BankUnited Inc.	5,055	168
LPL Financial Holdings Inc.	4,298	167
Two Harbors Investment Corp.	16,716	167
Brixmor Property Group Inc.	9,222	166
Sunstone Hotel Investors Inc.	10,646	166
Life Storage Inc.	2,207	165
STORE Capital Corp.	8,071	164
CoreCivic Inc.	5,717	164
Primerica Inc.	2,253	163
Bank of Hawaii Corp.	2,086	162
First Industrial Realty Trust Inc.	5,569	161
ProAssurance Corp.	2,689	160
Pinnacle Financial Partners Inc.	2,618	157
Paramount Group Inc.	10,197	157
Outfront Media Inc.	6,826	156
Corporate Office Properties Trust	4,602	155
UMB Financial Corp.	2,210	155
Piedmont Office Realty Trust Inc. Class A	7,292	155
Aspen Insurance Holdings Ltd.	3,037	154
Apple Hospitality REIT Inc.	8,198	153
MB Financial Inc.	3,711	153
MFA Financial Inc.	18,310	152
LaSalle Hotel Properties	5,349	152
Erie Indemnity Co. Class A	1,288	152
Brandywine Realty Trust	8,643	151
Retail Properties of America Inc.	11,958	147
Uniti Group Inc.	5,864	147
Washington Federal Inc.	4,580	146
Selective Insurance Group Inc.	2,863	146
Park Hotels & Resorts Inc.	5,596	144
Chemical Financial Corp.	3,181	143
Fulton Financial Corp.	8,119	142
Home BancShares Inc.	6,059	142
Cousins Properties Inc.	16,550	142
Valley National Bancorp	12,460	141
Education Realty Trust Inc.	3,626	139
Colony Starwood Homes	3,996	138
National Health Investors Inc.	1,800	136
Columbia Property Trust Inc.	6,281	136
* Stifel Financial Corp.	3,179	136
Ryman Hospitality Properties Inc.	2,086	134
* Zillow Group Inc. Class A	3,059	134
DDR Corp.	15,308	131
Sterling Bancorp	6,086	131
BGC Partners Inc. Class A	11,052	130
Evercore Partners Inc. Class A	1,921	130
* Essent Group Ltd.	3,586	130
FirstCash Inc.	2,409	129

Empire State Realty Trust Inc.	6,158	128
Community Bank System Inc.	2,367	127
Federated Investors Inc. Class B	4,765	127
Glacier Bancorp Inc.	3,907	126
BancorpSouth Inc.	4,388	126
Cathay General Bancorp	3,532	125
First Citizens BancShares Inc. Class A	378	125
PS Business Parks Inc.	971	123
EastGroup Properties Inc.	1,495	122
^ First Financial Bankshares Inc.	3,181	122
Tanger Factory Outlet Centers Inc.	4,652	121
Washington REIT	3,726	120
RLJ Lodging Trust	5,862	119
Mack-Cali Realty Corp.	4,473	119
QTS Realty Trust Inc. Class A	2,241	117
TCF Financial Corp.	7,764	117
* HRG Group Inc.	6,034	114
* Athene Holding Ltd. Class A	2,295	113
Interactive Brokers Group Inc.	3,239	113
Pebblebrook Hotel Trust	3,650	113
Hope Bancorp Inc.	6,470	113
* TransUnion	2,559	112
Lexington Realty Trust	11,573	111
Acadia Realty Trust	4,092	111
* Blackhawk Network Holdings Inc.	2,562	111
DiamondRock Hospitality Co.	9,863	109
Retail Opportunity Investments Corp.	5,425	107
Great Western Bancorp Inc.	2,822	107
Columbia Banking System Inc.	2,903	107
American Equity Investment Life Holding Co.	4,242	106
CVB Financial Corp.	5,204	106
STAG Industrial Inc.	3,910	106
South State Corp.	1,263	105
Urban Edge Properties	4,375	104
Care Capital Properties Inc.	3,944	104
Financial Engines Inc.	2,724	103
Trustmark Corp.	3,390	103
RLI Corp.	1,846	103
Enterprise Financial Services Corp.	2,547	102
* Enstar Group Ltd.	542	102
Old National Bancorp	6,395	101
BOK Financial Corp.	1,233	99
Hilltop Holdings Inc.	3,826	96
Xenia Hotels & Resorts Inc.	5,192	93
Alexander & Baldwin Inc.	2,305	92
EverBank Financial Corp.	4,727	92
First Midwest Bancorp Inc.	4,119	91
International Bancshares Corp.	2,752	91
LTC Properties Inc.	1,889	91
Renasant Corp.	2,269	91
United Community Banks Inc.	3,483	90
Astoria Financial Corp.	4,760	88
Rexford Industrial Realty Inc.	3,209	87
Kennedy-Wilson Holdings Inc.	4,461	87
* Eagle Bancorp Inc.	1,530	87
Potlatch Corp.	1,907	87
* LendingClub Corp.	15,748	87

*	Genworth Financial Inc. Class A	23,571	86
*	Credit Acceptance Corp.	397	85
	Argo Group International Holdings Ltd.	1,375	85
	Capitol Federal Financial Inc.	6,079	84
*	Green Dot Corp. Class A	2,273	84
	Invesco Mortgage Capital Inc.	5,156	83
*	PRA Group Inc.	2,377	83
	First Merchants Corp.	2,071	82
	WesBanco Inc.	2,211	82
	Towne Bank	2,741	79
	Banner Corp.	1,469	79
*	Quality Care Properties Inc.	4,655	79
	Summit Hotel Properties Inc.	4,398	79
	Kemper Corp.	2,045	78
	NBT Bancorp Inc.	2,197	77
	Select Income REIT	3,235	77
	First Financial Bancorp	3,078	77
	LegacyTexas Financial Group Inc.	2,178	77
	First Bancorp	2,759	77
	Global Net Lease Inc.	3,397	77
	Four Corners Property Trust Inc.	3,095	76
	Provident Financial Services Inc.	3,237	76
	ServisFirst Bancshares Inc.	2,204	75
*	Cardtronics plc Class A	2,195	75
	Monogram Residential Trust Inc.	7,805	75
	Kite Realty Group Trust	4,177	75
	Sabra Health Care REIT Inc.	3,164	74
	Independent Bank Corp.	1,212	73
	Mercury General Corp.	1,308	73
	American Assets Trust Inc.	1,860	73
	Ameris Bancorp	1,658	72
	Horace Mann Educators Corp.	1,864	71
	Northwest Bancshares Inc.	4,590	71
	Apollo Commercial Real Estate Finance Inc.	3,819	71
	Simmons First National Corp. Class A	1,371	70
	CNA Financial Corp.	1,524	70
	Union Bankshares Corp.	2,066	69
	Government Properties Income Trust	3,211	69
*	FCB Financial Holdings Inc. Class A	1,501	69
	Terreno Realty Corp.	2,070	68
	Park National Corp.	665	67
	Redwood Trust Inc.	3,963	67
*,^ BofI Holding Inc.		2,995	66
	Washington Prime Group Inc.	8,609	66
	Employers Holdings Inc.	1,614	65
	Chesapeake Lodging Trust	2,792	64
	Boston Private Financial Holdings Inc.	4,433	64
*	OneMain Holdings Inc. Class A	2,808	63
	BNC Bancorp	2,004	63
	Kearny Financial Corp.	4,516	63
	Waddell & Reed Financial Inc. Class A	3,696	62
	Navigators Group Inc.	1,166	62
	CareTrust REIT Inc.	3,373	62
*	Pacific Premier Bancorp Inc.	1,810	62
	Morningstar Inc.	828	61
	CBL & Associates Properties Inc.	7,836	60
	Westamerica Bancorporation	1,174	60

CYS Investments Inc.	7,134	60
PennyMac Mortgage Investment Trust	3,425	60
Franklin Street Properties Corp.	5,282	59
First Commonwealth Financial Corp.	4,694	58
Agree Realty Corp.	1,264	58
WSFS Financial Corp.	1,300	57
American National Insurance Co.	481	57
* MBIA Inc.	6,849	56
Berkshire Hills Bancorp Inc.	1,563	56
* Walker & Dunlop Inc.	1,193	56
Artisan Partners Asset Management Inc. Class A	1,967	56
Beneficial Bancorp Inc.	3,773	55
AmTrust Financial Services Inc.	4,187	55
S&T Bancorp Inc.	1,645	55
* Square Inc.	2,384	55
* Santander Consumer USA Holdings Inc.	4,898	55
Lakeland Financial Corp.	1,279	54
WisdomTree Investments Inc.	5,705	54
National Storage Affiliates Trust	2,220	54
Stewart Information Services Corp.	1,177	53
CenterState Banks Inc.	2,196	53
FelCor Lodging Trust Inc.	7,226	52
Brookline Bancorp Inc.	3,730	51
Central Pacific Financial Corp.	1,691	51
HFF Inc. Class A	1,639	51
Capstead Mortgage Corp.	4,847	51
Heartland Financial USA Inc.	1,138	51
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,323	51
United Fire Group Inc.	1,174	51
Banc of California Inc.	2,494	51
AMERISAFE Inc.	976	51
City Holding Co.	798	50
Tompkins Financial Corp.	663	50
* LendingTree Inc.	322	50
National General Holdings Corp.	2,276	50
State Bank Financial Corp.	1,968	50
Sandy Spring Bancorp Inc.	1,281	49
Monmouth Real Estate Investment Corp.	3,338	49
RE/MAX Holdings Inc. Class A	900	48
EVERTEC Inc.	2,884	48
Alexander's Inc.	114	47
Safety Insurance Group Inc.	704	47
First Interstate BancSystem Inc. Class A	1,337	47
Infinity Property & Casualty Corp.	485	46
TFS Financial Corp.	2,964	46
Parkway Inc.	2,308	46
* FNFV Group	3,276	46
Seritage Growth Properties Class A	1,164	46
Ramco-Gershenson Properties Trust	3,557	45
BancFirst Corp.	474	45
* St. Joe Co.	2,526	45
Southside Bancshares Inc.	1,364	44
Banco Latinoamericano de Comercio Exterior SA	1,640	44
Nelnet Inc. Class A	1,124	44
United Financial Bancorp Inc.	2,725	44
* Encore Capital Group Inc.	1,211	44
Houlihan Lokey Inc. Class A	1,302	44

Cohen & Steers Inc.	1,114	44
Hanmi Financial Corp.	1,629	43
Moelis & Co. Class A	1,229	43
First Busey Corp.	1,490	42
Universal Insurance Holdings Inc.	1,683	41
ARMOUR Residential REIT Inc.	1,592	41
* iStar Inc.	3,388	41
Altisource Residential Corp.	2,976	41
InfraREIT Inc.	2,111	41
Capital Bank Financial Corp.	1,082	40
New Senior Investment Group Inc.	4,138	39
Washington Trust Bancorp Inc.	811	39
Chatham Lodging Trust	1,949	39
Meridian Bancorp Inc.	2,375	38
Stock Yards Bancorp Inc.	1,060	38
Bryn Mawr Bank Corp.	939	38
Universal Health Realty Income Trust	534	38
Piper Jaffray Cos.	651	38
Lakeland Bancorp Inc.	2,022	38
* Third Point Reinsurance Ltd.	2,874	38
* Ambac Financial Group Inc.	2,271	38
National Western Life Group Inc. Class A	122	37
Maiden Holdings Ltd.	3,499	37
MainSource Financial Group Inc.	1,130	37
Tier REIT Inc.	2,259	37
New York Mortgage Trust Inc.	5,860	36
Dime Community Bancshares Inc.	1,888	36
Univest Corp. of Pennsylvania	1,295	36
Flushing Financial Corp.	1,283	36
MTGE Investment Corp.	1,945	36
Investment Technology Group Inc.	1,767	35
Getty Realty Corp.	1,398	35
Access National Corp.	1,252	35
* Seacoast Banking Corp. of Florida	1,550	35
* Flagstar Bancorp Inc.	1,210	35
Hersha Hospitality Trust Class A	1,867	35
OceanFirst Financial Corp.	1,311	35
Ladder Capital Corp. Class A	2,469	35
ConnectOne Bancorp Inc.	1,586	35
* Greenlight Capital Re Ltd. Class A	1,677	35
Pennsylvania REIT	3,195	34
CatchMark Timber Trust Inc. Class A	3,005	34
Investors Real Estate Trust	5,801	34
National Bank Holdings Corp. Class A	1,105	34
Park Sterling Corp.	2,904	34
Preferred Bank	673	34
CoBiz Financial Inc.	2,119	33
* First BanCorp	6,405	33
Meta Financial Group Inc.	387	33
* Customers Bancorp Inc.	1,167	33
PJT Partners Inc.	840	32
Heritage Financial Corp.	1,349	32
1st Source Corp.	696	32
Easterly Government Properties Inc.	1,592	32
* CU Bancorp	876	32
First of Long Island Corp.	1,156	31
TriCo Bancshares	882	31

Oritani Financial Corp.	1,849	31
OM Asset Management plc	2,182	30
Northfield Bancorp Inc.	1,841	30
James River Group Holdings Ltd.	762	30
Stonegate Bank	660	30
Urstadt Biddle Properties Inc. Class A	1,593	30
NorthStar Realty Europe Corp.	2,436	30
Armada Hoffler Properties Inc.	2,216	29
German American Bancorp Inc.	940	29
Independent Bank Group Inc.	520	29
Cass Information Systems Inc.	476	29
One Liberty Properties Inc.	1,305	29
TrustCo Bank Corp. NY	3,927	29
Independence Realty Trust Inc.	2,965	29
Bridge Bancorp Inc.	854	28
* MoneyGram International Inc.	1,621	28
* INTL. FCStone Inc.	811	28
* Forestar Group Inc.	1,980	28
Bank of NT Butterfield & Son Ltd.	848	28
Federal Agricultural Mortgage Corp.	458	28
Anworth Mortgage Asset Corp.	4,522	27
AG Mortgage Investment Trust Inc.	1,464	27
FBL Financial Group Inc. Class A	431	27
Horizon Bancorp	1,066	27
* HomeStreet Inc.	1,004	27
Community Trust Bancorp Inc.	644	27
Live Oak Bancshares Inc.	1,092	27
Westwood Holdings Group Inc.	488	27
Peapack Gladstone Financial Corp.	872	27
* Donnelley Financial Solutions Inc.	1,163	27
First Potomac Realty Trust	2,404	26
* Republic First Bancorp Inc.	2,912	26
Gladstone Commercial Corp.	1,264	26
Bar Harbor Bankshares	888	26
Camden National Corp.	634	25
Diamond Hill Investment Group Inc.	126	25
* Nationstar Mortgage Holdings Inc.	1,560	25
Greenhill & Co. Inc.	1,255	25
State Auto Financial Corp.	1,002	25
Waterstone Financial Inc.	1,317	25
* KCG Holdings Inc. Class A	1,233	24
BankFinancial Corp.	1,668	24
Virtu Financial Inc. Class A	1,493	24
Great Southern Bancorp Inc.	490	24
Fidelity Southern Corp.	1,112	24
* NMI Holdings Inc. Class A	2,272	24
Saul Centers Inc.	411	24
* TriState Capital Holdings Inc.	1,005	23
Mercantile Bank Corp.	728	23
* Allegiance Bancshares Inc.	573	22
Ares Commercial Real Estate Corp.	1,666	22
State National Cos. Inc.	1,237	22
Old Second Bancorp Inc.	1,847	21
* Franklin Financial Network Inc.	547	21
Peoples Bancorp Inc.	700	21
Blue Hills Bancorp Inc.	1,167	21
* HomeTrust Bancshares Inc.	848	21

* Green Bancorp Inc.	1,093	21
City Office REIT Inc.	1,694	21
* World Acceptance Corp.	266	21
QCR Holdings Inc.	471	21
First Financial Corp.	450	21
First Defiance Financial Corp.	392	20
Pacific Continental Corp.	867	20
Independent Bank Corp.	1,000	20
Ashford Hospitality Trust Inc.	3,291	20
UMH Properties Inc.	1,176	20
CorEnergy Infrastructure Trust Inc.	555	20
* Marcus & Millichap Inc.	806	19
First Connecticut Bancorp Inc.	778	19
Southwest Bancorp Inc.	790	19
NexPoint Residential Trust Inc.	797	19
People's Utah Bancorp	744	19
Whitestone REIT	1,651	19
* First Foundation Inc.	1,240	19
* Trupanion Inc.	927	19
Farmers Capital Bank Corp.	493	19
* EZCORP Inc. Class A	2,205	19
* Tejon Ranch Co.	930	19
First Community Bancshares Inc.	718	18
United Community Financial Corp.	2,314	18
* National Commerce Corp.	490	18
Opus Bank	848	18
Territorial Bancorp Inc.	596	18
Western Asset Mortgage Capital Corp.	1,740	18
Virtus Investment Partners Inc.	176	18
OneBeacon Insurance Group Ltd. Class A	964	18
Guaranty Bancorp	694	18
Financial Institutions Inc.	566	17
* Cowen Inc. Class A	1,150	17
Cedar Realty Trust Inc.	3,450	17
* Bancorp Inc.	2,806	17
* HarborOne Bancorp Inc.	864	17
Clifton Bancorp Inc.	1,038	17
Fidelity & Guaranty Life	545	17
Bank Mutual Corp.	1,877	17
Bluerock Residential Growth REIT Inc. Class A	1,349	16
Sierra Bancorp	684	16
OFG Bancorp	1,752	16
HCI Group Inc.	368	16
Republic Bancorp Inc. Class A	465	16
Arrow Financial Corp.	508	16
Farmers National Banc Corp.	1,180	16
* Nicolet Bankshares Inc.	320	16
* eHealth Inc.	859	16
* Global Indemnity Ltd.	407	15
Enterprise Bancorp Inc.	515	15
* Atlantic Capital Bancshares Inc.	822	15
MedEquities Realty Trust Inc.	1,297	15
American National Bankshares Inc.	434	15
* FB Financial Corp.	435	15
Community Healthcare Trust Inc.	593	15
Farmland Partners Inc.	1,503	15
Carolina Financial Corp.	484	14

* PICO Holdings Inc.	886	14
* Ocwen Financial Corp.	5,833	14
Xenith Bankshares Inc.	471	14
Bank of Marin Bancorp	241	14
Heritage Commerce Corp.	1,066	14
* Triumph Bancorp Inc.	620	14
National Bankshares Inc.	348	14
* Enova International Inc.	1,051	14
RMR Group Inc. Class A	284	14
Arlington Asset Investment Corp. Class A	966	14
* FRP Holdings Inc.	329	14
GAIN Capital Holdings Inc.	2,351	14
Ames National Corp.	461	14
First Bancorp Inc.	536	13
Dynex Capital Inc.	1,963	13
West Bancorporation Inc.	611	13
Preferred Apartment Communities Inc. Class A	874	13
Resource Capital Corp.	1,389	13
Citizens & Northern Corp.	600	13
CNB Financial Corp.	633	13
WashingtonFirst Bankshares Inc.	403	13
Hingham Institution for Savings	74	13
Kinsale Capital Group Inc.	359	13
Great Ajax Corp.	933	13
* Equity Bancshares Inc. Class A	430	13
* Altisource Portfolio Solutions SA	618	13
Heritage Insurance Holdings Inc.	985	13
Peoples Financial Services Corp.	314	12
Investors Title Co.	66	12
Sun Bancorp Inc.	492	12
United Insurance Holdings Corp.	747	12
Macatawa Bank Corp.	1,254	12
Ashford Hospitality Prime Inc.	1,199	12
MidWestOne Financial Group Inc.	328	11
* Citizens Inc. Class A	1,829	11
Baldwin & Lyons Inc.	471	11
Old Line Bancshares Inc.	397	11
* WMIH Corp.	9,610	11
* PennyMac Financial Services Inc. Class A	653	11
Global Medical REIT Inc.	1,126	10
EMC Insurance Group Inc.	376	10
* Veritex Holdings Inc.	392	10
NewStar Financial Inc.	1,145	10
* AV Homes Inc.	640	10
First Business Financial Services Inc.	437	10
Codorus Valley Bancorp Inc.	386	10
Charter Financial Corp.	543	10
* On Deck Capital Inc.	2,730	10
Home Bancorp Inc.	277	10
Northrim BanCorp Inc.	322	10
* Regional Management Corp.	473	9
* Southern First Bancshares Inc.	276	9
Consolidated-Tomoka Land Co.	175	9
Shore Bancshares Inc.	590	9
* Safeguard Scientifics Inc.	825	9
Southern National Bancorp of Virginia Inc.	528	9
Penns Woods Bancorp Inc.	228	9

* Ladenburg Thalmann Financial Services Inc.	4,179	9
MutualFirst Financial Inc.	263	9
Southern Missouri Bancorp Inc.	281	9
Premier Financial Bancorp Inc.	444	9
Central Valley Community Bancorp	415	9
Summit Financial Group Inc.	396	9
MBT Financial Corp.	843	9
* First Northwest Bancorp	523	9
Bankwell Financial Group Inc.	275	9
Stratus Properties Inc.	299	8
LCNB Corp.	418	8
ACNB Corp.	286	8
RAIT Financial Trust	3,593	8
* First Community Financial Partners Inc.	639	8
SI Financial Group Inc.	525	8
Crawford & Co. Class B	842	8
Owens Realty Mortgage Inc.	474	8
Western New England Bancorp Inc.	757	8
Orrstown Financial Services Inc.	353	7
Federated National Holding Co.	472	7
Oppenheimer Holdings Inc. Class A	466	7
* Trinity Place Holdings Inc.	1,080	7
Union Bankshares Inc.	180	7
C&F Financial Corp.	149	7
* BSB Bancorp Inc.	242	7
* Planet Payment Inc.	2,009	7
First Financial Northwest Inc.	431	7
B. Riley Financial Inc.	440	7
Tiptree Inc.	1,080	7
Associated Capital Group Inc. Class A	192	7
First Internet Bancorp	251	6
Provident Financial Holdings Inc.	316	6
Midland States Bancorp Inc.	170	6
Capital City Bank Group Inc.	313	6
Century Bancorp Inc. Class A	98	6
County Bancorp Inc.	233	6
ESSA Bancorp Inc.	388	6
* Pacific Mercantile Bancorp	729	6
Chemung Financial Corp.	145	5
Kansas City Life Insurance Co.	111	5
Orchid Island Capital Inc.	449	5
* UCP Inc.	385	4
First Mid-Illinois Bancshares Inc.	125	4
Silvercrest Asset Management Group Inc. Class A	336	4
First Hawaiian Inc.	78	2
* Walter Investment Management Corp.	1,343	1
* Wins Finance Holdings Inc.	66	1
Value Line Inc.	55	1
Fifth Street Asset Management Inc.	139	1
		255,869
Health Care (13.2%)
Johnson & Johnson	137,241	17,601
Pfizer Inc.	300,405	9,808
Merck & Co. Inc.	138,371	9,009
UnitedHealth Group Inc.	47,034	8,239
Medtronic plc	69,891	5,890
Amgen Inc.	37,636	5,843

AbbVie Inc.	81,055	5,351
Bristol-Myers Squibb Co.	83,830	4,523
* Celgene Corp.	38,513	4,406
Gilead Sciences Inc.	66,453	4,312
Abbott Laboratories	85,850	3,920
Eli Lilly & Co.	48,948	3,895
Allergan plc	16,790	3,757
Thermo Fisher Scientific Inc.	19,517	3,372
* Biogen Inc.	10,933	2,709
Danaher Corp.	30,210	2,566
Stryker Corp.	16,920	2,419
Anthem Inc.	13,214	2,410
Aetna Inc.	16,188	2,345
Cigna Corp.	12,792	2,062
Becton Dickinson and Co.	10,512	1,989
* Boston Scientific Corp.	67,508	1,825
* Express Scripts Holding Co.	30,208	1,805
* Regeneron Pharmaceuticals Inc.	3,910	1,795
Humana Inc.	7,517	1,746
* Intuitive Surgical Inc.	1,902	1,740
McKesson Corp.	10,619	1,732
* Vertex Pharmaceuticals Inc.	12,209	1,509
Baxter International Inc.	24,688	1,464
Zoetis Inc.	22,976	1,431
* Illumina Inc.	7,248	1,286
* HCA Healthcare Inc.	15,242	1,248
* Edwards Lifesciences Corp.	10,578	1,217
Cardinal Health Inc.	16,338	1,214
CR Bard Inc.	3,729	1,146
Zimmer Biomet Holdings Inc.	9,240	1,101
* Alexion Pharmaceuticals Inc.	10,953	1,074
* Incyte Corp.	8,169	1,056
Agilent Technologies Inc.	16,242	980
* Cerner Corp.	14,773	965
* Mylan NV	22,763	887
Quest Diagnostics Inc.	7,005	762
* Henry Schein Inc.	4,083	751
* IDEXX Laboratories Inc.	4,433	746
AmerisourceBergen Corp. Class A	8,132	746
* BioMarin Pharmaceutical Inc.	8,452	741
Dentsply Sirona Inc.	11,409	725
* Laboratory Corp. of America Holdings	5,076	706
* Hologic Inc.	13,924	603
* Centene Corp.	8,303	603
* Quintiles IMS Holdings Inc.	6,974	603
Cooper Cos. Inc.	2,420	529
* Align Technology Inc.	3,594	522
* DaVita Inc.	7,788	516
Perrigo Co. plc	6,770	493
ResMed Inc.	6,880	489
Universal Health Services Inc. Class B	4,256	484
* Varian Medical Systems Inc.	4,702	466
Teleflex Inc.	2,170	434
* Alkermes plc	7,455	431
* WellCare Health Plans Inc.	2,164	372
* QIAGEN NV	10,967	368
* VCA Inc.	3,888	358

West Pharmaceutical Services Inc.	3,541	344
PerkinElmer Inc.	5,384	340
* Envision Healthcare Corp.	5,720	312
* Seattle Genetics Inc.	4,814	308
* Bioverativ Inc.	5,380	296
* Veeva Systems Inc. Class A	4,642	295
* Ionis Pharmaceuticals Inc.	5,963	273
* ABIOMED Inc.	1,965	270
* DexCom Inc.	4,009	268
* United Therapeutics Corp.	2,184	264
* athenahealth Inc.	1,948	261
* Alnylam Pharmaceuticals Inc.	3,809	249
Hill-Rom Holdings Inc.	3,154	244
* MEDNAX Inc.	4,452	242
* Mallinckrodt plc	5,289	228
* Bio-Rad Laboratories Inc. Class A	1,014	227
* Exelixis Inc.	11,366	213
* Alere Inc.	4,366	212
* PAREXEL International Corp.	2,602	210
* TESARO Inc.	1,397	209
* Charles River Laboratories International Inc.	2,248	207
Bio-Techne Corp.	1,822	204
* Masimo Corp.	2,242	195
HealthSouth Corp.	4,216	191
* Exact Sciences Corp.	5,207	190
* Medidata Solutions Inc.	2,638	188
Patterson Cos. Inc.	4,169	184
* NuVasive Inc.	2,442	183
* Neurocrine Biosciences Inc.	4,137	180
* Catalent Inc.	5,014	178
* Kite Pharma Inc.	2,269	164
Chemed Corp.	801	164
* Integra LifeSciences Holdings Corp.	3,049	154
* Bluebird Bio Inc.	2,017	152
* Acadia Healthcare Co. Inc.	3,514	145
* Akorn Inc.	4,329	144
Bruker Corp.	5,260	143
* Molina Healthcare Inc.	2,158	139
Cantel Medical Corp.	1,787	139
* Nektar Therapeutics Class A	6,877	137
* Medicines Co.	3,432	136
* Endo International plc	10,221	135
* Prestige Brands Holdings Inc.	2,665	134
* Wright Medical Group NV	5,009	134
* Brookdale Senior Living Inc.	9,367	129
* Penumbra Inc.	1,524	126
* VWR Corp.	3,758	124
* ACADIA Pharmaceuticals Inc.	4,781	123
* Insulet Corp.	2,906	122
* ICU Medical Inc.	724	117
* Ironwood Pharmaceuticals Inc. Class A	6,436	114
* INC Research Holdings Inc. Class A	1,975	112
* Allscripts Healthcare Solutions Inc.	9,616	110
* Puma Biotechnology Inc.	1,426	109
* Neogen Corp.	1,717	109
* LifePoint Health Inc.	1,768	107
* Ligand Pharmaceuticals Inc.	967	105

*	WebMD Health Corp.	1,831	102
*	Sage Therapeutics Inc.	1,528	101
*	Globus Medical Inc.	3,279	101
*	OPKO Health Inc.	16,418	101
*	Ultragenyx Pharmaceutical Inc.	1,824	98
*	Haemonetics Corp.	2,400	98
	Owens & Minor Inc.	3,037	97
*	Clovis Oncology Inc.	1,821	94
*	Supernus Pharmaceuticals Inc.	2,483	93
*	HealthEquity Inc.	2,023	93
*	Intercept Pharmaceuticals Inc.	828	93
*	Prothena Corp. plc	1,742	89
*	AMN Healthcare Services Inc.	2,366	86
*	Halyard Health Inc.	2,337	84
*	Portola Pharmaceuticals Inc.	2,255	83
*	Pacira Pharmaceuticals Inc.	1,871	83
*	Cambrex Corp.	1,531	82
*	PRA Health Sciences Inc.	1,135	82
*	Nevro Corp.	1,190	82
*	Premier Inc. Class A	2,371	82
*	HMS Holdings Corp.	4,360	79
*	Amedisys Inc.	1,313	79
*	Aerie Pharmaceuticals Inc.	1,404	78
*	Inogen Inc.	874	77
*	Horizon Pharma plc	7,717	77
*	Agios Pharmaceuticals Inc.	1,643	77
*	Magellan Health Inc.	1,087	75
*	MiMedx Group Inc.	5,417	74
	CONMED Corp.	1,431	73
*	Select Medical Holdings Corp.	5,411	73
*	NxStage Medical Inc.	3,287	71
*	Merit Medical Systems Inc.	1,993	71
*	Theravance Biopharma Inc.	1,932	71
*	Juno Therapeutics Inc.	3,031	70
*	Omnicell Inc.	1,752	70
*	Sarepta Therapeutics Inc.	2,313	69
*	Repligen Corp.	1,751	69
*	Halozyme Therapeutics Inc.	5,505	65
*	FibroGen Inc.	2,469	65
*	Varex Imaging Corp.	1,872	64
*	Tenet Healthcare Corp.	3,864	64
*	Myriad Genetics Inc.	3,084	63
*	Integer Holdings Corp.	1,576	63
*,^ Intrexon Corp.		2,924	62
*	Tivity Health Inc.	1,740	59
*	Array BioPharma Inc.	7,773	59
*	Spectranetics Corp.	2,140	58
*	Natus Medical Inc.	1,655	56
*	Patheon NV	1,586	55
*	Emergent BioSolutions Inc.	1,702	54
*	Amicus Therapeutics Inc.	6,752	54
*	Dermira Inc.	1,884	52
*	Insmed Inc.	3,328	51
*	Spark Therapeutics Inc.	991	50
*	Radius Health Inc.	1,442	50
*	Impax Laboratories Inc.	3,222	49
	Abaxis Inc.	1,011	49

*	LHC Group Inc.	810	49
	Ensign Group Inc.	2,588	48
*	Cardiovascular Systems Inc.	1,574	47
	Analogic Corp.	650	47
*	OraSure Technologies Inc.	3,040	46
*	Innoviva Inc.	3,733	46
	Luminex Corp.	2,234	45
*	Blueprint Medicines Corp.	1,242	45
	National HealthCare Corp.	650	45
*	Momenta Pharmaceuticals Inc.	3,027	44
*	Corcept Therapeutics Inc.	3,802	43
*	Community Health Systems Inc.	4,818	43
*	Quality Systems Inc.	2,756	42
*	Acceleron Pharma Inc.	1,524	39
*	PharMerica Corp.	1,551	38
*	AtriCure Inc.	1,802	38
*	Loxo Oncology Inc.	822	38
*,^ ZIOPHARM Oncology Inc.		6,377	37
	Phibro Animal Health Corp. Class A	1,046	37
*	Xencor Inc.	1,796	37
*	BioTelemetry Inc.	1,255	36
*	Anika Therapeutics Inc.	780	36
	Kindred Healthcare Inc.	3,622	35
*	Eagle Pharmaceuticals Inc.	485	35
*	Almost Family Inc.	610	35
*	Providence Service Corp.	748	35
*	Five Prime Therapeutics Inc.	1,226	35
*	Alder Biopharmaceuticals Inc.	2,242	35
*	Amphastar Pharmaceuticals Inc.	2,006	34
	Atrion Corp.	62	34
	US Physical Therapy Inc.	540	34
*	Orthofix International NV	805	34
*	Genomic Health Inc.	1,040	33
*	Depomed Inc.	3,136	33
*	AMAG Pharmaceuticals Inc.	1,887	33
*	Glaukos Corp.	789	32
*	RTI Surgical Inc.	6,226	32
*	MacroGenics Inc.	1,803	32
*	Immunomedics Inc.	4,231	32
	Meridian Bioscience Inc.	2,299	32
*	Lannett Co. Inc.	1,573	32
*,^ Heron Therapeutics Inc.		2,336	31
*	Synergy Pharmaceuticals Inc.	8,881	31
*	CryoLife Inc.	1,707	31
*	Axovant Sciences Ltd.	1,448	31
*	Global Blood Therapeutics Inc.	1,143	31
*	Teladoc Inc.	1,005	31
*	Heska Corp.	309	30
*	Keryx Biopharmaceuticals Inc.	4,750	30
*	Novocure Ltd.	2,392	30
*	Achillion Pharmaceuticals Inc.	6,736	30
*	TG Therapeutics Inc.	2,632	30
*	Quidel Corp.	1,171	29
*	Coherus Biosciences Inc.	1,461	29
*	K2M Group Holdings Inc.	1,259	29
*	GenMark Diagnostics Inc.	2,174	28
*	Accelerate Diagnostics Inc.	1,000	28

*	SciClone Pharmaceuticals Inc.	2,931	28
*	Akebia Therapeutics Inc.	2,070	28
*,^ TherapeuticsMD Inc.		6,601	27
*	Acorda Therapeutics Inc.	1,946	27
*	Spectrum Pharmaceuticals Inc.	4,699	27
*	Versartis Inc.	1,704	26
*	Lexicon Pharmaceuticals Inc.	1,828	25
	LeMaitre Vascular Inc.	819	25
*	Epizyme Inc.	1,728	25
*	Revance Therapeutics Inc.	1,101	24
*	Aimmune Therapeutics Inc.	1,467	24
*	Flexion Therapeutics Inc.	1,399	24
*	Retrophin Inc.	1,505	24
*	Progenics Pharmaceuticals Inc.	3,730	24
*	AngioDynamics Inc.	1,552	23
*	CorVel Corp.	502	23
*	Intersect ENT Inc.	918	23
*	La Jolla Pharmaceutical Co.	812	23
*	Omeros Corp.	1,514	23
*	Triple-S Management Corp. Class B	1,387	23
*	Endologix Inc.	4,664	22
*	Vanda Pharmaceuticals Inc.	1,633	22
*	Cytokinetics Inc.	1,627	22
*	BioCryst Pharmaceuticals Inc.	4,280	22
*	Cara Therapeutics Inc.	1,302	22
*	Inovio Pharmaceuticals Inc.	2,764	21
*	Albany Molecular Research Inc.	1,039	20
	Invacare Corp.	1,379	20
*	Enanta Pharmaceuticals Inc.	635	19
	Landauer Inc.	389	19
*	Ignyta Inc.	2,625	19
*	NewLink Genetics Corp.	1,427	18
*	Otonomy Inc.	1,481	18
*	Foundation Medicine Inc.	474	18
*	Intra-Cellular Therapies Inc. Class A	1,754	18
*	Sangamo Therapeutics Inc.	2,641	18
*	Geron Corp.	6,732	18
*	BioScrip Inc.	9,852	18
*	CytomX Therapeutics Inc.	1,264	18
*	Lion Biotechnologies Inc.	3,446	18
*	AxoGen Inc.	1,156	17
*	MyoKardia Inc.	1,316	17
*	Ra Pharmaceuticals Inc.	705	17
*	Enzo Biochem Inc.	1,875	17
*	REGENXBIO Inc.	986	17
*	Cross Country Healthcare Inc.	1,452	17
*	Concert Pharmaceuticals Inc.	1,327	17
*	NeoGenomics Inc.	2,189	17
*	PTC Therapeutics Inc.	1,316	16
*	Adamas Pharmaceuticals Inc.	1,066	16
*	Capital Senior Living Corp.	1,181	16
*	Natera Inc.	1,591	16
*	Organovo Holdings Inc.	5,739	16
*	Esperion Therapeutics Inc.	506	16
*	Avexis Inc.	229	16
*	ImmunoGen Inc.	3,459	16
	Computer Programs & Systems Inc.	475	16

*	Exactech Inc.	505	15
*	Bellicum Pharmaceuticals Inc.	1,438	15
	PDL BioPharma Inc.	6,265	15
*	Aclaris Therapeutics Inc.	619	15
*	ANI Pharmaceuticals Inc.	334	15
*	Surmodics Inc.	593	14
*	Surgery Partners Inc.	660	14
*	Cerus Corp.	6,171	14
*	Reata Pharmaceuticals Inc. Class A	511	14
*	Idera Pharmaceuticals Inc.	8,608	14
*	Accuray Inc.	3,406	14
*	STAAR Surgical Co.	1,520	14
*,^ Aduro Biotech Inc.		1,385	14
*,^ Rockwell Medical Inc.		1,910	14
*	iRhythm Technologies Inc.	389	13
*,^ Myovant Sciences Ltd.		923	13
	Utah Medical Products Inc.	193	13
*	Oxford Immunotec Global plc	918	13
*	Teligent Inc.	1,549	13
*	Insys Therapeutics Inc.	853	13
*	RadNet Inc.	1,683	12
*	Addus HomeCare Corp.	324	12
	Merrimack Pharmaceuticals Inc.	6,460	12
*	NanoString Technologies Inc.	637	12
*	Arena Pharmaceuticals Inc.	8,795	11
*	Pacific Biosciences of California Inc.	3,442	11
*	Zogenix Inc.	881	11
*	Novavax Inc.	12,004	11
*	Celldex Therapeutics Inc.	3,793	11
*	Atara Biotherapeutics Inc.	778	10
*	Advaxis Inc.	1,267	10
*	Sucampo Pharmaceuticals Inc. Class A	1,014	10
*	Cutera Inc.	440	10
*	Medpace Holdings Inc.	357	10
*	Dynavax Technologies Corp.	1,801	10
*	Rigel Pharmaceuticals Inc.	4,307	10
*	Agenus Inc.	2,967	10
*	Tetraphase Pharmaceuticals Inc.	1,423	10
*	Civitas Solutions Inc.	611	10
*	XBiotech Inc.	1,267	9
*	ChemoCentryx Inc.	1,391	9
*	ConforMIS Inc.	2,262	9
*	Cempra Inc.	2,380	9
*	Anavex Life Sciences Corp.	1,551	9
*	Chimerix Inc.	1,994	9
*	BioSpecifics Technologies Corp.	171	9
*	Curis Inc.	5,070	9
*	Karyopharm Therapeutics Inc.	1,056	9
*	Ardelyx Inc.	1,787	8
*	Collegium Pharmaceutical Inc.	1,008	8
*	MediciNova Inc.	1,403	8
*	Paratek Pharmaceuticals Inc.	400	8
*	Aratana Therapeutics Inc.	1,295	7
*	WaVe Life Sciences Ltd.	353	7
*	BioTime Inc.	2,212	7
*	Trevena Inc.	2,745	6
*	Codexis Inc.	1,589	6

*	Minerva Neurosciences Inc.	760	6
*	GlycoMimetics Inc.	484	6
*	Stemline Therapeutics Inc.	771	6
*	Protagonist Therapeutics Inc.	532	6
*	Veracyte Inc.	718	6
*	Fortress Biotech Inc.	1,617	6
*	Seres Therapeutics Inc.	640	6
*,^ MannKind Corp.		3,679	6
*	Athersys Inc.	3,601	5
*	Fluidigm Corp.	1,112	5
*	Ocular Therapeutix Inc.	471	5
*	Quorum Health Corp.	1,200	5
*	Durect Corp.	3,484	4
*	AcelRx Pharmaceuticals Inc.	1,677	4
*	Ophthotech Corp.	1,769	4
*	Editas Medicine Inc.	285	4
*	Entellus Medical Inc.	289	4
*	Cotiviti Holdings Inc.	101	4
*,^ Intellia Therapeutics Inc.		334	4
*	Infinity Pharmaceuticals Inc.	2,097	4
*	Arrowhead Pharmaceuticals Inc.	2,427	3
*	IRIDEX Corp.	359	3
*,^ Lipocine Inc.		786	3
*	Invitae Corp.	331	3
*	TransEnterix Inc.	5,056	2
*,^ InVivo Therapeutics Holdings Corp.		1,194	2
*	Egalet Corp.	1,044	2
*	Titan Pharmaceuticals Inc.	890	2
*	ViewRay Inc.	318	2
*	OncoMed Pharmaceuticals Inc.	604	2
*	Sorrento Therapeutics Inc.	1,225	2
*	Senseonics Holdings Inc.	1,316	2
*	Altimmune Inc.	295	1
*	Proteostasis Therapeutics Inc.	304	1
*	American Renal Associates Holdings Inc.	71	1
*	iRadimed Corp.	101	1
*	Tandem Diabetes Care Inc.	924	1
*	Flex Pharma Inc.	29	—
*	Asterias Biotherapeutics Inc. Warrants Exp. 09/29/2017	70	—
			164,975
Materials & Processing (3.8%)
	Dow Chemical Co.	55,854	3,461
	EI du Pont de Nemours & Co.	43,547	3,437
	Monsanto Co.	21,613	2,538
	Praxair Inc.	14,359	1,900
	Ecolab Inc.	13,024	1,730
	PPG Industries Inc.	13,373	1,422
	Air Products & Chemicals Inc.	9,871	1,422
	LyondellBasell Industries NV Class A	16,608	1,337
	Sherwin-Williams Co.	3,970	1,317
	Ingersoll-Rand plc	12,808	1,148
	International Paper Co.	20,516	1,085
	Nucor Corp.	15,867	922
	Newmont Mining Corp.	26,924	919
	Vulcan Materials Co.	6,701	835
*	Freeport-McMoRan Inc.	72,215	830
	Martin Marietta Materials Inc.	3,147	705

WestRock Co.	12,870	700
Ball Corp.	16,894	691
Fastenal Co.	14,566	629
Albemarle Corp.	5,529	628
Masco Corp.	16,440	612
Celanese Corp. Class A	7,050	610
Eastman Chemical Co.	7,492	600
International Flavors & Fragrances Inc.	3,968	547
FMC Corp.	6,632	500
Packaging Corp. of America	4,634	473
Sealed Air Corp.	9,768	434
Valspar Corp.	3,629	410
Steel Dynamics Inc.	11,770	400
Mosaic Co.	17,321	392
* Crown Holdings Inc.	6,692	386
Owens Corning	5,977	373
Chemours Co.	9,088	363
Lennox International Inc.	2,036	361
* Berry Global Group Inc.	6,120	355
RPM International Inc.	6,482	352
Acuity Brands Inc.	2,138	348
CF Industries Holdings Inc.	11,556	311
Sonoco Products Co.	5,294	268
AptarGroup Inc.	3,086	262
Royal Gold Inc.	3,221	259
* Axalta Coating Systems Ltd.	8,125	254
Reliance Steel & Aluminum Co.	3,452	252
WR Grace & Co.	3,497	251
Olin Corp.	8,161	239
* Alcoa Corp.	7,228	238
Hexcel Corp.	4,599	237
Huntsman Corp.	9,670	231
Bemis Co. Inc.	4,938	220
Graphic Packaging Holding Co.	16,007	216
Eagle Materials Inc.	2,277	215
Ashland Global Holdings Inc.	3,095	206
Scotts Miracle-Gro Co.	2,228	193
* Owens-Illinois Inc.	8,160	184
Watsco Inc.	1,292	182
Sensient Technologies Corp.	2,144	172
NewMarket Corp.	353	164
Valmont Industries Inc.	1,092	160
United States Steel Corp.	7,638	159
Timken Co.	3,448	159
Cabot Corp.	2,986	156
* Louisiana-Pacific Corp.	6,894	154
PolyOne Corp.	4,078	152
Belden Inc.	2,077	148
Versum Materials Inc.	4,730	147
* Beacon Roofing Supply Inc.	2,978	144
Southern Copper Corp.	4,035	141
* Summit Materials Inc. Class A	5,238	141
US Silica Holdings Inc.	3,608	137
Tahoe Resources Inc.	14,495	128
HB Fuller Co.	2,509	127
* USG Corp.	4,421	126
Minerals Technologies Inc.	1,725	124

* Ingevity Corp.	2,087	123
* Platform Specialty Products Corp.	9,760	122
Balchem Corp.	1,487	117
Silgan Holdings Inc.	3,540	113
* Masonite International Corp.	1,523	112
* RBC Bearings Inc.	1,101	112
Westlake Chemical Corp.	1,793	110
Hecla Mining Co.	18,949	109
* GCP Applied Technologies Inc.	3,600	108
Domtar Corp.	2,963	108
Compass Minerals International Inc.	1,648	106
Commercial Metals Co.	5,382	97
* Armstrong World Industries Inc.	2,316	97
Worthington Industries Inc.	2,286	96
* Trex Co. Inc.	1,419	91
KapStone Paper and Packaging Corp.	4,300	91
* Rexnord Corp.	3,969	91
* AK Steel Holding Corp.	14,689	90
Trinseo SA	1,375	89
Cabot Microelectronics Corp.	1,173	89
* Cliffs Natural Resources Inc.	14,871	88
Carpenter Technology Corp.	2,398	87
Stepan Co.	993	84
Quaker Chemical Corp.	599	84
Allegheny Technologies Inc.	5,409	84
Mueller Water Products Inc. Class A	7,425	83
* MRC Global Inc.	4,508	81
Universal Forest Products Inc.	919	81
* Coeur Mining Inc.	8,659	80
Mueller Industries Inc.	2,718	77
Simpson Manufacturing Co. Inc.	1,911	77
Kaiser Aluminum Corp.	911	75
* JELD-WEN Holding Inc.	2,399	75
* Ferro Corp.	4,384	74
AAON Inc.	2,023	73
Apogee Enterprises Inc.	1,362	73
Innospec Inc.	1,100	70
Greif Inc. Class A	1,174	70
Interface Inc. Class A	3,391	70
Comfort Systems USA Inc.	1,886	65
* Univar Inc.	2,058	63
Neenah Paper Inc.	787	61
Schweitzer-Mauduit International Inc.	1,552	58
* BMC Stock Holdings Inc.	2,921	57
* Builders FirstSource Inc.	4,039	55
* Boise Cascade Co.	2,041	55
* Gibraltar Industries Inc.	1,623	51
Tronox Ltd. Class A	3,186	48
* Kraton Corp.	1,478	48
* Patrick Industries Inc.	684	45
* US Concrete Inc.	661	44
* AdvanSix Inc.	1,512	44
* Caesarstone Ltd.	1,148	43
* Installed Building Products Inc.	860	43
Chase Corp.	401	42
* Clearwater Paper Corp.	900	42
* Continental Building Products Inc.	1,701	42

NN Inc.	1,447	41
PH Glatfelter Co.	2,249	41
Quanex Building Products Corp.	1,909	39
A Schulman Inc.	1,309	38
Rayonier Advanced Materials Inc.	2,192	38
* Koppers Holdings Inc.	1,019	37
Innophos Holdings Inc.	865	37
Global Brass & Copper Holdings Inc.	1,175	36
Advanced Drainage Systems Inc.	1,762	34
Calgon Carbon Corp.	2,245	32
Insteel Industries Inc.	986	31
* PGT Innovations Inc.	2,716	31
Deltic Timber Corp.	454	31
* Century Aluminum Co.	2,111	30
Griffon Corp.	1,346	29
Ferroglobe plc	2,764	29
Materion Corp.	841	29
* TimkenSteel Corp.	2,183	29
Schnitzer Steel Industries Inc.	1,443	28
* Armstrong Flooring Inc.	1,340	25
* Unifi Inc.	867	24
Hawkins Inc.	468	22
KMG Chemicals Inc.	386	22
American Vanguard Corp.	1,254	21
Kronos Worldwide Inc.	1,068	20
* NCI Building Systems Inc.	1,168	19
Haynes International Inc.	543	19
* Ply Gem Holdings Inc.	1,058	17
Aceto Corp.	1,193	17
Myers Industries Inc.	973	16
Tredegar Corp.	1,037	16
* OMNOVA Solutions Inc.	1,879	16
* Foundation Building Materials Inc.	1,195	16
* Veritiv Corp.	351	16
Greif Inc. Class B	216	14
* Multi Packaging Solutions International Ltd.	797	14
* Landec Corp.	1,011	14
FutureFuel Corp.	959	13
Oil-Dri Corp. of America	373	13
Culp Inc.	381	12
* GMS Inc.	340	11
LSI Industries Inc.	1,184	10
DMC Global Inc.	669	9
* UFP Technologies Inc.	307	8
Gold Resource Corp.	2,363	8
* AgroFresh Solutions Inc.	1,038	7
* Forterra Inc.	999	7
Olympic Steel Inc.	426	7
* LSB Industries Inc.	749	7
Ampco-Pittsburgh Corp.	406	6
Omega Flex Inc.	90	6
* ChromaDex Corp.	1,354	4
* Handy & Harman Ltd.	155	4
* Ferroglobe R&W Trust	4,465	—
		47,592
Other (0.0%)2
* Dyax Corp CVR Exp. 12/31/2019	6,727	13

* Schneider National Inc. Class B	333	7
* KKR Real Estate Finance Trust Inc.	228	5
* WideOpenWest Inc.	210	4
* Tobira Therapeutics Inc. CV Rights	277	4
* Biohaven Pharmaceutical Holding Co. Ltd.	133	3
* Floor & Decor Holdings Inc. Class A	77	3
* Carvana Co.	200	2
* G1 Therapeutics Inc.	100	2
* Appian Corp.	90	2
* NCS Multistage Holdings Inc.	60	2
* Media General Inc. CVR	5,133	1
* Ovid therapeutics Inc.	100	1
Warrior Met Coal Inc.	67	1
* Chelsea Therapeutics International Ltd. CVR	2,322	—
* Omthera Pharmaceuticals Inc. CVR	152	—
* Durata Therapeutics Inc CVR Exp. 12/31/2018	12	—
* Clinical Data Contingent Value Rights	32	—
* Gerber Scientific Inc. CVR	223	—
		50
Producer Durables (11.0%)
General Electric Co.	439,251	12,027
3M Co.	29,184	5,967
Boeing Co.	29,736	5,579
Honeywell International Inc.	37,853	5,034
United Technologies Corp.	38,623	4,684
Union Pacific Corp.	42,065	4,640
Accenture plc Class A	31,217	3,886
United Parcel Service Inc. Class B	34,409	3,646
Lockheed Martin Corp.	12,627	3,550
Caterpillar Inc.	28,114	2,964
CSX Corp.	47,611	2,579
General Dynamics Corp.	12,226	2,485
Raytheon Co.	14,882	2,441
FedEx Corp.	12,386	2,401
Automatic Data Processing Inc.	22,845	2,339
Northrop Grumman Corp.	8,313	2,155
Illinois Tool Works Inc.	14,645	2,068
Deere & Co.	15,707	1,923
Johnson Controls International plc	45,928	1,918
Emerson Electric Co.	32,026	1,893
Norfolk Southern Corp.	14,875	1,845
Southwest Airlines Co.	30,462	1,830
Delta Air Lines Inc.	36,572	1,797
Eaton Corp. plc	23,017	1,781
Waste Management Inc.	22,243	1,622
American Airlines Group Inc.	26,379	1,277
* United Continental Holdings Inc.	15,787	1,258
Cummins Inc.	7,880	1,243
Roper Technologies Inc.	5,018	1,140
PACCAR Inc.	17,174	1,081
Parker-Hannifin Corp.	6,655	1,048
Stanley Black & Decker Inc.	7,549	1,039
Rockwell Automation Inc.	6,506	1,033
Paychex Inc.	16,424	973
Fortive Corp.	15,116	944
Rockwell Collins Inc.	8,268	902
* Mettler-Toledo International Inc.	1,337	779

Republic Services Inc. Class A	11,787	750
AMETEK Inc.	11,406	696
* Waters Corp.	3,784	680
TransDigm Group Inc.	2,527	677
Textron Inc.	13,815	660
Dover Corp.	7,775	642
L3 Technologies Inc.	3,796	640
* Verisk Analytics Inc. Class A	7,854	635
Arconic Inc.	21,780	598
Cintas Corp.	4,401	554
Pentair plc	8,256	547
Alaska Air Group Inc.	5,920	515
Kansas City Southern	5,249	500
WW Grainger Inc.	2,813	485
Snap-on Inc.	2,980	482
* United Rentals Inc.	4,382	476
Expeditors International of Washington Inc.	8,923	476
CH Robinson Worldwide Inc.	7,025	471
Xylem Inc.	8,862	462
* Trimble Inc.	12,766	460
Huntington Ingalls Industries Inc.	2,277	446
IDEX Corp.	3,887	422
* CoStar Group Inc.	1,584	414
* Keysight Technologies Inc.	10,408	402
* HD Supply Holdings Inc.	9,933	401
AO Smith Corp.	7,213	396
JB Hunt Transport Services Inc.	4,626	395
Allegion plc	4,775	375
Avery Dennison Corp.	4,422	373
Toro Co.	5,237	359
* JetBlue Airways Corp.	15,942	357
* Middleby Corp.	2,774	356
Xerox Corp.	49,895	353
Wabtec Corp.	4,277	350
ManpowerGroup Inc.	3,347	341
* Stericycle Inc.	4,014	328
Nordson Corp.	2,806	325
Spirit AeroSystems Holdings Inc. Class A	5,936	323
Flowserve Corp.	6,485	315
Hubbell Inc. Class B	2,680	311
Jacobs Engineering Group Inc.	5,925	311
Fluor Corp.	6,913	310
Carlisle Cos. Inc.	3,048	309
* Copart Inc.	9,782	305
Graco Inc.	2,768	304
Old Dominion Freight Line Inc.	3,341	298
Orbital ATK Inc.	2,919	297
Robert Half International Inc.	6,376	296
Donaldson Co. Inc.	6,132	294
Macquarie Infrastructure Corp.	3,732	291
Lincoln Electric Holdings Inc.	3,068	274
* Zebra Technologies Corp.	2,547	266
FLIR Systems Inc.	6,711	254
* XPO Logistics Inc.	4,691	247
* AECOM	7,588	244
Allison Transmission Holdings Inc.	6,267	243
BWX Technologies Inc.	4,705	229

Oshkosh Corp.	3,566	225
* Quanta Services Inc.	7,208	221
National Instruments Corp.	5,745	219
* Teledyne Technologies Inc.	1,645	216
Booz Allen Hamilton Holding Corp. Class A	5,471	216
AGCO Corp.	3,348	214
Rollins Inc.	4,827	208
MAXIMUS Inc.	3,189	198
Genpact Ltd.	7,208	197
* Genesee & Wyoming Inc. Class A	2,999	196
Curtiss-Wright Corp.	2,161	195
* Colfax Corp.	4,753	193
* Spirit Airlines Inc.	3,598	191
EMCOR Group Inc.	3,010	190
Trinity Industries Inc.	7,413	189
Crane Co.	2,380	185
Air Lease Corp. Class A	4,834	178
MSC Industrial Direct Co. Inc. Class A	2,122	178
Landstar System Inc.	2,131	178
Regal Beloit Corp.	2,242	178
Littelfuse Inc.	1,092	177
Ryder System Inc.	2,641	175
Copa Holdings SA Class A	1,540	174
Woodward Inc.	2,539	173
* Kirby Corp.	2,563	170
Deluxe Corp.	2,466	168
Terex Corp.	5,123	168
ITT Inc.	4,336	165
* Conduent Inc.	9,933	163
Healthcare Services Group Inc.	3,350	160
EnerSys	2,143	159
* Advanced Energy Industries Inc.	1,965	151
Kennametal Inc.	3,920	151
* Clean Harbors Inc.	2,578	151
John Bean Technologies Corp.	1,710	148
* WESCO International Inc.	2,395	146
HEICO Corp. Class A	2,301	144
Pitney Bowes Inc.	9,619	143
Barnes Group Inc.	2,527	143
Brink's Co.	2,209	139
* MasTec Inc.	3,242	137
* Esterline Technologies Corp.	1,398	136
* On Assignment Inc.	2,498	131
* KLX Inc.	2,678	130
Tetra Tech Inc.	2,813	129
* Darling Ingredients Inc.	8,154	128
* Hawaiian Holdings Inc.	2,516	126
MSA Safety Inc.	1,542	125
* WageWorks Inc.	1,726	122
* Dycom Industries Inc.	1,440	121
GATX Corp.	2,032	121
* Welbilt Inc.	6,110	118
ABM Industries Inc.	2,629	113
* Moog Inc. Class A	1,600	112
Applied Industrial Technologies Inc.	1,807	112
* Itron Inc.	1,645	111
* Electronics For Imaging Inc.	2,301	109

Knight Transportation Inc.	3,270	109
UniFirst Corp.	761	108
* Advisory Board Co.	2,077	107
* Generac Holdings Inc.	3,099	107
Hillenbrand Inc.	2,970	106
Convergys Corp.	4,259	104
* TopBuild Corp.	1,873	100
HNI Corp.	2,278	98
KBR Inc.	7,151	97
Herman Miller Inc.	3,078	97
HEICO Corp.	1,295	96
Chicago Bridge & Iron Co. NV	5,022	95
Granite Construction Inc.	1,941	91
Allegiant Travel Co. Class A	658	90
Franklin Electric Co. Inc.	2,348	90
Korn/Ferry International	2,774	89
* Swift Transportation Co.	3,616	87
* ExlService Holdings Inc.	1,647	86
Watts Water Technologies Inc. Class A	1,368	85
Covanta Holding Corp.	5,677	84
Triumph Group Inc.	2,545	83
Brady Corp. Class A	2,307	83
SkyWest Inc.	2,403	82
Forward Air Corp.	1,563	81
ESCO Technologies Inc.	1,411	81
Actuant Corp. Class A	3,102	81
* Proto Labs Inc.	1,248	80
Exponent Inc.	1,338	79
EnPro Industries Inc.	1,110	74
* FTI Consulting Inc.	2,092	72
AZZ Inc.	1,327	72
* OSI Systems Inc.	907	72
* Sykes Enterprises Inc.	2,098	70
Steelcase Inc. Class A	4,126	69
Wabash National Corp.	3,415	68
* Aerojet Rocketdyne Holdings Inc.	3,087	68
* SPX FLOW Inc.	1,796	67
Albany International Corp.	1,371	66
Matson Inc.	2,237	65
Tennant Co.	908	64
* Air Transport Services Group Inc.	2,662	64
* Axon Enterprise Inc.	2,583	62
Cubic Corp.	1,318	61
* Hub Group Inc. Class A	1,698	61
* Atlas Air Worldwide Holdings Inc.	1,249	61
Mobile Mini Inc.	2,168	61
* TriNet Group Inc.	1,953	60
* Navistar International Corp.	2,331	60
* ACCO Brands Corp.	5,298	60
Multi-Color Corp.	698	60
Kaman Corp.	1,238	60
Standex International Corp.	666	59
AAR Corp.	1,661	58
Badger Meter Inc.	1,457	57
Insperity Inc.	756	57
Werner Enterprises Inc.	2,089	57
* Saia Inc.	1,227	57

Altra Industrial Motion Corp.	1,309	57
Triton International Ltd.	2,003	56
US Ecology Inc.	1,117	56
Raven Industries Inc.	1,639	56
* TrueBlue Inc.	2,044	55
* Harsco Corp.	3,682	55
Greenbrier Cos. Inc.	1,232	55
Astec Industries Inc.	969	54
Briggs & Stratton Corp.	2,248	53
Sun Hydraulics Corp.	1,246	53
Knoll Inc.	2,478	53
* Chart Industries Inc.	1,525	52
Federal Signal Corp.	3,226	51
* Rush Enterprises Inc. Class A	1,392	50
Aircastle Ltd.	2,282	50
CIRCOR International Inc.	768	50
* SPX Corp.	2,034	49
* Herc Holdings Inc.	1,260	48
* Navigant Consulting Inc.	2,445	48
Heartland Express Inc.	2,392	47
* Tutor Perini Corp.	1,757	46
MTS Systems Corp.	876	45
Encore Wire Corp.	1,093	45
* TriMas Corp.	1,990	43
Primoris Services Corp.	1,858	43
* Paylocity Holding Corp.	915	43
Alamo Group Inc.	495	42
Lindsay Corp.	490	42
Ship Finance International Ltd.	3,067	41
* Lydall Inc.	819	41
REV Group Inc.	1,511	41
* Huron Consulting Group Inc.	976	41
General Cable Corp.	2,430	40
McGrath RentCorp	1,212	40
Kadant Inc.	520	40
Hyster-Yale Materials Handling Inc.	525	39
* ICF International Inc.	816	38
* Manitowoc Co. Inc.	6,782	38
* RPX Corp.	2,899	38
* Team Inc.	1,472	38
* Aegion Corp. Class A	1,900	38
Kelly Services Inc. Class A	1,618	38
Argan Inc.	634	37
RR Donnelley & Sons Co.	3,137	37
* PHH Corp.	2,770	37
* Modine Manufacturing Co.	2,372	36
Quad/Graphics Inc.	1,581	35
* Kratos Defense & Security Solutions Inc.	3,237	35
Douglas Dynamics Inc.	1,150	35
* Thermon Group Holdings Inc.	1,782	33
Essendant Inc.	2,044	33
* Astronics Corp.	1,062	33
Marten Transport Ltd.	1,287	32
* CBIZ Inc.	2,102	32
* FARO Technologies Inc.	900	31
^ Nordic American Tankers Ltd.	5,067	30
TeleTech Holdings Inc.	697	30

Columbus McKinnon Corp.	1,056	30
* Wesco Aircraft Holdings Inc.	3,031	29
* Echo Global Logistics Inc.	1,551	29
Scorpio Tankers Inc.	7,747	29
* SP Plus Corp.	976	29
* DXP Enterprises Inc.	803	29
GasLog Ltd.	2,194	28
Kimball International Inc. Class B	1,634	28
H&E Equipment Services Inc.	1,376	27
* Casella Waste Systems Inc. Class A	1,951	27
* Aerovironment Inc.	849	26
* Babcock & Wilcox Enterprises Inc.	2,437	26
LSC Communications Inc.	1,163	25
Kforce Inc.	1,357	24
* CSW Industrials Inc.	688	24
Heidrick & Struggles International Inc.	1,118	24
ArcBest Corp.	1,273	24
Marlin Business Services Corp.	922	23
Mesa Laboratories Inc.	143	22
* Advanced Disposal Services Inc.	947	22
Frontline Ltd.	3,761	22
* Control4 Corp.	1,088	22
* Engility Holdings Inc.	778	21
Titan International Inc.	1,914	20
Resources Connection Inc.	1,556	20
VSE Corp.	464	19
DHT Holdings Inc.	4,570	19
Gorman-Rupp Co.	793	19
* MYR Group Inc.	620	18
Ardmore Shipping Corp.	2,512	18
* Vicor Corp.	1,065	18
* InnerWorkings Inc.	1,643	18
Forrester Research Inc.	447	18
Barrett Business Services Inc.	308	18
^ Teekay Corp.	2,834	17
* Scorpio Bulkers Inc.	2,941	17
* Ducommun Inc.	499	16
Ennis Inc.	981	16
* Vectrus Inc.	527	16
Hackett Group Inc.	1,044	15
American Railcar Industries Inc.	425	15
Miller Industries Inc.	584	15
* Milacron Holdings Corp.	846	15
* Gener8 Maritime Inc.	2,757	15
NACCO Industries Inc. Class A	220	15
* DHI Group Inc.	5,076	14
Teekay Tankers Ltd. Class A	7,689	14
* NV5 Global Inc.	387	14
* Mistras Group Inc.	664	14
* CAI International Inc.	718	14
* Titan Machinery Inc.	818	14
Spartan Motors Inc.	1,579	14
* YRC Worldwide Inc.	1,472	14
* GP Strategies Corp.	548	13
* Plug Power Inc.	7,208	13
Powell Industries Inc.	401	13
CRA International Inc.	380	13

*	ServiceSource International Inc.	3,785	13
*	Vishay Precision Group Inc.	750	13
*	Atkore International Group Inc.	614	13
*	Energy Recovery Inc.	1,633	12
*	Covenant Transportation Group Inc. Class A	640	12
*	International Seaways Inc.	571	11
*	HC2 Holdings Inc.	2,122	11
	Park-Ohio Holdings Corp.	303	11
	Graham Corp.	537	11
*	Energous Corp.	706	11
	Supreme Industries Inc. Class A	610	11
	CECO Environmental Corp.	1,137	11
*	Liquidity Services Inc.	1,689	10
*	Rush Enterprises Inc. Class B	315	10
*	Orion Group Holdings Inc.	1,426	10
*	Great Lakes Dredge & Dock Corp.	2,437	10
	Textainer Group Holdings Ltd.	916	10
	FreightCar America Inc.	583	10
*	Heritage-Crystal Clean Inc.	628	10
*	TRC Cos. Inc.	517	9
	Bristow Group Inc.	1,372	9
	Hurco Cos. Inc.	306	9
*	Dorian LPG Ltd.	1,112	9
*	Maxwell Technologies Inc.	1,487	9
	Costamare Inc.	1,254	8
*	Ascent Capital Group Inc. Class A	594	8
*	Hill International Inc.	1,657	8
*	Roadrunner Transportation Systems Inc.	1,172	7
	Hardinge Inc.	551	7
*	Layne Christensen Co.	858	6
*	Aqua Metals Inc.	507	6
*	Gencor Industries Inc.	370	6
*	IES Holdings Inc.	373	6
*	Information Services Group Inc.	1,467	5
*	Willis Lease Finance Corp.	197	5
	Navios Maritime Acquisition Corp.	3,523	5
	Overseas Shipholding Group Inc. Class A	1,713	5
	Preformed Line Products Co.	74	4
*,^ ALJ Regional Holdings Inc.		876	3
*	USA Truck Inc.	429	3
*	American Superconductor Corp.	553	2
	Celadon Group Inc.	990	2
*,^ Workhorse Group Inc.		539	2
*	Tidewater Inc.	1,711	1
			136,862
Technology (18.8%)
	Apple Inc.	273,753	41,819
	Microsoft Corp.	379,008	26,470
*	Facebook Inc. Class A	112,750	17,077
*	Alphabet Inc. Class A	14,815	14,624
*	Alphabet Inc. Class C	14,770	14,251
	Intel Corp.	235,885	8,518
	Cisco Systems Inc.	251,187	7,920
	Oracle Corp.	147,447	6,693
	International Business Machines Corp.	43,844	6,692
	Broadcom Ltd.	18,862	4,517
	QUALCOMM Inc.	73,263	4,196

Texas Instruments Inc.	50,314	4,150
NVIDIA Corp.	25,350	3,659
* Adobe Systems Inc.	24,387	3,460
* salesforce.com Inc.	32,169	2,884
Applied Materials Inc.	54,263	2,490
Cognizant Technology Solutions Corp. Class A	30,248	2,024
* Yahoo! Inc.	38,667	1,946
Intuit Inc.	12,239	1,721
* Electronic Arts Inc.	14,464	1,639
HP Inc.	87,203	1,636
Activision Blizzard Inc.	27,875	1,633
Hewlett Packard Enterprise Co.	86,506	1,627
* Micron Technology Inc.	52,084	1,603
Analog Devices Inc.	18,118	1,554
Corning Inc.	47,365	1,378
Western Digital Corp.	14,007	1,262
Lam Research Corp.	8,025	1,245
* Autodesk Inc.	10,758	1,202
* DXC Technology Co.	14,388	1,115
Amphenol Corp. Class A	14,913	1,113
Skyworks Solutions Inc.	9,426	1,003
Symantec Corp.	30,919	937
Microchip Technology Inc.	10,576	881
Xilinx Inc.	12,944	864
* ServiceNow Inc.	7,846	821
* Red Hat Inc.	8,970	803
KLA-Tencor Corp.	7,723	803
* Dell Technologies Inc. Class V	10,727	744
Motorola Solutions Inc.	8,650	723
Harris Corp.	6,387	716
Maxim Integrated Products Inc.	13,952	667
* Citrix Systems Inc.	7,831	646
* Workday Inc. Class A	5,839	584
* Twitter Inc.	31,502	577
* Synopsys Inc.	7,701	577
Juniper Networks Inc.	18,879	554
NetApp Inc.	13,618	551
* ANSYS Inc.	4,309	544
* Gartner Inc.	4,378	524
* Palo Alto Networks Inc.	4,295	509
* Qorvo Inc.	6,345	495
CDW Corp.	8,060	485
* Cadence Design Systems Inc.	13,694	481
Amdocs Ltd.	7,290	472
CA Inc.	14,515	461
CDK Global Inc.	7,264	446
* Advanced Micro Devices Inc.	38,072	426
* F5 Networks Inc.	3,296	422
* Akamai Technologies Inc.	8,528	402
* VeriSign Inc.	4,392	396
* Splunk Inc.	6,459	396
* VMware Inc. Class A	4,029	391
Leidos Holdings Inc.	6,923	385
* Take-Two Interactive Software Inc.	4,965	381
* IAC/InterActiveCorp	3,515	374
Cognex Corp.	4,064	372
Teradyne Inc.	10,043	357

Marvell Technology Group Ltd.	20,076	346
* Arrow Electronics Inc.	4,433	335
* PTC Inc.	5,604	323
* ON Semiconductor Corp.	20,572	318
SS&C Technologies Holdings Inc.	8,357	314
* Ultimate Software Group Inc.	1,349	298
* Coherent Inc.	1,180	293
LogMeIn Inc.	2,549	283
* Arista Networks Inc.	1,912	282
* Fortinet Inc.	7,052	277
* Microsemi Corp.	5,563	273
* Tyler Technologies Inc.	1,597	273
Jabil Circuit Inc.	9,062	271
Brocade Communications Systems Inc.	20,622	260
* ARRIS International plc	9,151	257
CSRA Inc.	8,204	247
* IPG Photonics Corp.	1,764	245
* Guidewire Software Inc.	3,583	238
* NCR Corp.	6,117	236
Sabre Corp.	10,399	233
* Aspen Technology Inc.	3,807	233
* CommScope Holding Co. Inc.	6,170	228
Avnet Inc.	6,218	228
Universal Display Corp.	1,997	226
* Cavium Inc.	3,082	225
MKS Instruments Inc.	2,677	219
Cypress Semiconductor Corp.	14,985	210
* Nuance Communications Inc.	11,244	208
* Cirrus Logic Inc.	3,082	203
* EPAM Systems Inc.	2,391	201
DST Systems Inc.	1,650	199
Blackbaud Inc.	2,350	194
Monolithic Power Systems Inc.	1,906	187
* Ellie Mae Inc.	1,641	180
* Entegris Inc.	7,099	175
* Proofpoint Inc.	2,014	173
* Teradata Corp.	6,275	171
* Tech Data Corp.	1,750	170
* GrubHub Inc.	3,828	166
* NetScout Systems Inc.	4,510	165
* Manhattan Associates Inc.	3,524	165
* Integrated Device Technology Inc.	6,443	165
* Tableau Software Inc. Class A	2,650	164
* ViaSat Inc.	2,473	161
SYNNEX Corp.	1,450	161
Science Applications International Corp.	2,072	157
* Ciena Corp.	6,580	155
* Silicon Laboratories Inc.	2,044	153
* Lumentum Holdings Inc.	2,585	148
* Paycom Software Inc.	2,233	146
* CACI International Inc. Class A	1,160	143
InterDigital Inc.	1,693	137
* ACI Worldwide Inc.	5,878	134
* Sanmina Corp.	3,633	133
* Finisar Corp.	5,261	130
* EchoStar Corp. Class A	2,190	129
* Zynga Inc. Class A	36,346	128

*	Verint Systems Inc.	3,101	127
*	iRobot Corp.	1,372	127
	Dolby Laboratories Inc. Class A	2,508	126
*	Viavi Solutions Inc.	10,969	123
*	Semtech Corp.	3,075	117
*	Cree Inc.	4,808	115
*	CommVault Systems Inc.	1,973	111
	Pegasystems Inc.	1,870	109
*	Anixter International Inc.	1,442	109
*	FireEye Inc.	7,221	108
	Vishay Intertechnology Inc.	6,555	107
*	3D Systems Corp.	5,188	106
	TiVo Corp.	5,905	105
*	Mercury Systems Inc.	2,599	103
*	Acxiom Corp.	3,911	102
*	HubSpot Inc.	1,417	102
*	Zendesk Inc.	3,891	101
*	Synaptics Inc.	1,804	100
*	DigitalGlobe Inc.	3,178	99
*	MACOM Technology Solutions Holdings Inc.	1,588	97
*	RingCentral Inc. Class A	2,838	97
*	Rogers Corp.	902	96
*	Ambarella Inc.	1,614	95
*	Cornerstone OnDemand Inc.	2,507	94
*	VeriFone Systems Inc.	5,117	94
	Brooks Automation Inc.	3,392	93
*	Yelp Inc. Class A	3,318	93
*	GoDaddy Inc. Class A	2,244	92
	Plantronics Inc.	1,721	91
	Power Integrations Inc.	1,343	90
*	NeuStar Inc. Class A	2,680	89
*	II-VI Inc.	2,906	87
*	RealPage Inc.	2,507	87
	Diebold Nixdorf Inc.	3,277	87
*	MaxLinear Inc.	2,768	86
*	ePlus Inc.	1,078	85
*	Plexus Corp.	1,586	82
*	Benchmark Electronics Inc.	2,528	82
*	MicroStrategy Inc. Class A	440	80
*	Insight Enterprises Inc.	1,913	79
*	Knowles Corp.	4,492	77
	Xperi Corp.	2,474	76
	Progress Software Corp.	2,574	75
*	Envestnet Inc.	2,085	75
*	Callidus Software Inc.	3,116	75
*	Inphi Corp.	1,860	74
*	Veeco Instruments Inc.	2,323	73
	Methode Electronics Inc.	1,817	73
*	Imperva Inc.	1,471	73
*	NETGEAR Inc.	1,664	70
*,^ Applied Optoelectronics Inc.		966	67
	Ebix Inc.	1,207	67
*	Rambus Inc.	5,584	66
	NIC Inc.	3,233	65
*	Gigamon Inc.	1,669	64
*	Infinera Corp.	6,327	62
*	Amkor Technology Inc.	5,363	61

*,^ Stratasys Ltd.		2,230	60
	CSG Systems International Inc.	1,485	59
*	Fabrinet	1,674	59
*	Ubiquiti Networks Inc.	1,245	59
*	Qualys Inc.	1,393	59
*	BroadSoft Inc.	1,412	57
*	Novanta Inc.	1,650	56
*	TTM Technologies Inc.	3,383	55
	ADTRAN Inc.	2,689	52
*	Diodes Inc.	2,021	52
*	Atlassian Corp. plc Class A	1,444	52
*	FormFactor Inc.	3,510	52
*	ScanSource Inc.	1,344	51
*	SPS Commerce Inc.	875	51
*	Q2 Holdings Inc.	1,267	50
*	TrueCar Inc.	2,844	50
*	Groupon Inc. Class A	16,592	50
*	Super Micro Computer Inc.	1,991	49
	ManTech International Corp. Class A	1,277	49
*	Globant SA	1,234	48
*	Web.com Group Inc.	2,091	48
*	Black Knight Financial Services Inc. Class A	1,192	48
*	Bottomline Technologies de Inc.	1,863	47
*	New Relic Inc.	1,036	45
*	Extreme Networks Inc.	4,570	44
*	Oclaro Inc.	4,952	44
*	Box Inc.	2,308	43
*	Pure Storage Inc. Class A	3,284	43
*	GTT Communications Inc.	1,310	42
*	Lattice Semiconductor Corp.	5,942	41
	Monotype Imaging Holdings Inc.	1,986	39
*	PROS Holdings Inc.	1,298	39
*	Inovalon Holdings Inc. Class A	2,838	39
*	Axcelis Technologies Inc.	1,750	38
*	Cray Inc.	2,102	37
	AVX Corp.	2,259	37
*	CEVA Inc.	863	36
*	Blucora Inc.	1,740	36
*	Ultra Clean Holdings Inc.	1,547	35
	CTS Corp.	1,676	35
*	Nanometrics Inc.	1,261	35
*	Virtusa Corp.	1,203	35
*	Unisys Corp.	2,621	31
	IXYS Corp.	2,089	31
*	Five9 Inc.	1,338	30
*	Rudolph Technologies Inc.	1,257	30
*	Bankrate Inc.	2,820	30
*	Vocera Communications Inc.	1,100	29
*	Loral Space & Communications Inc.	740	29
*	Hortonworks Inc.	2,332	29
*	Match Group Inc.	1,479	29
	EMCORE Corp.	2,829	28
*	Photronics Inc.	2,822	28
*	CalAmp Corp.	1,427	27
	American Software Inc. Class A	2,494	27
*	Xcerra Corp.	2,658	26
*	Perficient Inc.	1,491	26

Syntel Inc.	1,447	25
* Barracuda Networks Inc.	1,153	25
* Synchronoss Technologies Inc.	1,953	25
* VASCO Data Security International Inc.	1,772	24
* Actua Corp.	1,685	24
* ShoreTel Inc.	4,007	23
* PDF Solutions Inc.	1,416	23
* Twilio Inc. Class A	937	23
* LivePerson Inc.	2,367	23
* CommerceHub Inc.	1,292	22
* Benefitfocus Inc.	696	22
* A10 Networks Inc.	2,702	22
* Telenav Inc.	2,690	22
* Kimball Electronics Inc.	1,243	22
* Endurance International Group Holdings Inc.	2,810	21
* Silver Spring Networks Inc.	2,043	21
* MINDBODY Inc. Class A	737	21
* Bazaarvoice Inc.	4,496	20
* Sonus Networks Inc.	3,000	20
* Alarm.com Holdings Inc.	620	20
NVE Corp.	254	20
Comtech Telecommunications Corp.	1,383	20
* Alpha & Omega Semiconductor Ltd.	1,064	20
* Clearfield Inc.	1,476	19
* Xactly Corp.	1,221	19
Cohu Inc.	1,027	19
* Sapiens International Corp. NV	1,475	18
* Workiva Inc.	990	18
* Coupa Software Inc.	511	18
* Carbonite Inc.	900	17
* Harmonic Inc.	3,210	16
* Zix Corp.	2,658	15
* NeoPhotonics Corp.	1,689	15
* Blackline Inc.	430	15
* Impinj Inc.	323	14
* Varonis Systems Inc.	381	14
* pdvWireless Inc.	578	14
Silicom Ltd.	271	14
* Everbridge Inc.	533	14
* Evolent Health Inc. Class A	577	13
* DSP Group Inc.	1,117	13
Park Electrochemical Corp.	777	13
Daktronics Inc.	1,322	13
* KeyW Holding Corp.	1,419	13
* Rapid7 Inc.	710	13
* Park City Group Inc.	1,005	13
QAD Inc. Class A	377	12
PC Connection Inc.	468	12
* ChannelAdvisor Corp.	1,058	12
* Agilysys Inc.	1,214	12
Bel Fuse Inc. Class B	501	12
* Rubicon Project Inc.	2,362	12
* Nutanix Inc.	625	12
* Kopin Corp.	3,357	12
* Calix Inc.	1,743	11
* Digi International Inc.	1,191	11
* Jive Software Inc.	2,119	11

*,^ Glu Mobile Inc.		4,345	11
*	CommerceHub Inc. Class A	642	11
*	Electro Scientific Industries Inc.	1,302	11
*	Mitek Systems Inc.	1,392	11
*	Sigma Designs Inc.	1,602	10
*	Digimarc Corp.	286	10
*	Immersion Corp.	1,130	10
*	Exa Corp.	662	9
*	Meet Group Inc.	1,949	9
*	Model N Inc.	690	9
*	Acacia Research Corp.	2,241	9
*	Brightcove Inc.	1,425	9
*	Sparton Corp.	473	8
*	USA Technologies Inc.	1,698	8
*	MobileIron Inc.	1,432	8
*	Avid Technology Inc.	1,471	8
*	Limelight Networks Inc.	2,595	8
*	KVH Industries Inc.	798	8
*	Appfolio Inc.	248	7
*	VirnetX Holding Corp.	1,963	7
*	Radisys Corp.	1,688	6
	Black Box Corp.	665	5
*	Autobytel Inc.	414	5
*	Global Eagle Entertainment Inc.	1,683	5
*	RealNetworks Inc.	553	2
*	Acacia Communications Inc.	44	2
*	Majesco	282	1
*	Guidance Software Inc.	189	1
			234,107
Utilities (5.3%)
	AT&T Inc.	308,665	11,893
	Verizon Communications Inc.	203,717	9,501
	NextEra Energy Inc.	22,939	3,244
	Duke Energy Corp.	34,197	2,930
	Southern Co.	49,302	2,495
	Dominion Energy Inc.	30,679	2,478
	American Electric Power Co. Inc.	24,618	1,767
	PG&E Corp.	24,854	1,699
	Exelon Corp.	44,370	1,611
	Sempra Energy	12,453	1,451
	PPL Corp.	34,122	1,362
	Edison International	15,884	1,296
	Consolidated Edison Inc.	15,288	1,266
	Xcel Energy Inc.	25,728	1,233
	Public Service Enterprise Group Inc.	25,423	1,142
	Eversource Energy	15,843	983
	DTE Energy Co.	8,975	983
	WEC Energy Group Inc.	15,624	981
*	T-Mobile US Inc.	14,268	962
*	Level 3 Communications Inc.	14,900	887
	Entergy Corp.	8,852	700
	American Water Works Co. Inc.	8,863	693
	CenturyLink Inc.	27,436	685
	Ameren Corp.	11,878	674
	CMS Energy Corp.	13,670	648
	FirstEnergy Corp.	21,099	617
	CenterPoint Energy Inc.	21,373	611

Pinnacle West Capital Corp.	5,498	486
Alliant Energy Corp.	11,093	460
SCANA Corp.	6,405	437
UGI Corp.	8,532	437
NiSource Inc.	16,705	435
Atmos Energy Corp.	4,970	414
AES Corp.	32,090	375
Westar Energy Inc. Class A	6,985	370
OGE Energy Corp.	9,923	354
* Sprint Corp.	36,922	313
Great Plains Energy Inc.	10,655	306
Aqua America Inc.	8,951	293
* Zayo Group Holdings Inc.	8,185	263
MDU Resources Group Inc.	9,608	262
Vectren Corp.	4,132	253
NRG Energy Inc.	15,654	251
* Calpine Corp.	18,938	243
IDACORP Inc.	2,700	236
National Fuel Gas Co.	3,757	213
Portland General Electric Co.	4,483	212
WGL Holdings Inc.	2,453	203
j2 Global Inc.	2,338	198
ALLETE Inc.	2,502	184
New Jersey Resources Corp.	4,341	182
Southwest Gas Holdings Inc.	2,273	181
Black Hills Corp.	2,556	178
ONE Gas Inc.	2,476	175
Hawaiian Electric Industries Inc.	5,137	170
Spire Inc.	2,238	159
NorthWestern Corp.	2,440	151
PNM Resources Inc.	3,808	147
South Jersey Industries Inc.	3,820	139
Telephone & Data Systems Inc.	4,680	134
Avista Corp.	3,097	133
Avangrid Inc.	2,727	124
MGE Energy Inc.	1,761	115
Ormat Technologies Inc.	1,911	114
El Paso Electric Co.	1,905	103
* Straight Path Communications Inc. Class B	483	86
American States Water Co.	1,742	80
California Water Service Group	2,291	79
Otter Tail Corp.	1,972	79
Northwest Natural Gas Co.	1,274	78
^ Frontier Communications Corp.	58,355	76
Pattern Energy Group Inc. Class A	3,356	76
Cogent Communications Holdings Inc.	1,916	75
Shenandoah Telecommunications Co.	2,253	69
Atlantica Yield plc	2,942	61
* 8x8 Inc.	4,497	61
* Vonage Holdings Corp.	8,860	61
Chesapeake Utilities Corp.	745	55
* General Communication Inc. Class A	1,479	55
NRG Yield Inc. Class A	3,135	54
West Corp.	2,316	54
Consolidated Communications Holdings Inc.	2,345	47
* Iridium Communications Inc.	4,446	44
* Dynegy Inc.	5,287	44

	Windstream Holdings Inc.			9,679	41
	SJW Group			816	39
	ATN International Inc.			589	39
*,^ Globalstar Inc.				19,364	38
	Cincinnati Bell Inc.			2,243	38
	NRG Yield Inc.			1,832	32
*	Gogo Inc.			2,437	31
	Middlesex Water Co.			890	31
	Connecticut Water Service Inc.			577	31
*	United States Cellular Corp.			755	30
*	Boingo Wireless Inc.			1,723	28
	Unitil Corp.			572	27
*	ORBCOMM Inc.			2,735	27
*	Lumos Networks Corp.			1,131	20
	York Water Co.			601	20
	Spok Holdings Inc.			864	15
	Artesian Resources Corp. Class A			423	15
*	Atlantic Power Corp.			5,183	12
*	Hawaiian Telcom Holdco Inc.			483	12
	IDT Corp. Class B			698	12
*	FairPoint Communications Inc.			798	11
	Delta Natural Gas Co. Inc.			327	10
*	AquaVenture Holdings Ltd.			566	10
	Global Water Resources Inc.			391	4
*	Intelsat SA			799	2
*	NII Holdings Inc.			2,537	1
					66,005
Total Common Stocks (Cost $1,056,158)					1,243,649
		Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
3,4 Vanguard Market Liquidity Fund		1.040%		34,750	3,476

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.949%	10/19/17	200	199
Total Temporary Cash Investments (Cost $3,675)					3,675
Total Investments (100.0%) (Cost $1,059,833)					1,247,324
Other Assets and Liabilities-Net (0.0%)4					90
Net Assets (100%)					1,247,414

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $760,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $824,000 of collateral received for securities on loan, of which $19,000 is held in cash.
5 Securities with a value of $199,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Russell 3000 Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,243,631	—	18
Temporary Cash Investments	3,476	199	—
Futures Contracts—Assets[1]	1	—	—
Total	1,247,108	199	18
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Russell 3000 Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)	(Depreciation)
E-mini S&P 500 Index	June 2017	36	4,340	89

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2017, the cost of investment securities for tax purposes was $1,059,834,000. Net unrealized appreciation of investment securities for tax purposes was $187,490,000, consisting of unrealized gains of $235,211,000 on securities that had risen in value since their purchase and $47,721,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Consumer Discretionary (13.0%)
*	Grand Canyon Education Inc.	37,582	2,946
	Jack in the Box Inc.	27,291	2,909
*	Bright Horizons Family Solutions Inc.	37,435	2,872
	Texas Roadhouse Inc. Class A	55,430	2,712
^	Cracker Barrel Old Country Store Inc.	16,069	2,680
	Dana Inc.	124,695	2,634
	ILG Inc.	97,171	2,618
	Tenneco Inc.	44,741	2,544
*	Five Below Inc.	44,911	2,304
	Cheesecake Factory Inc.	37,939	2,238
	Office Depot Inc.	433,422	2,215
	Marriott Vacations Worldwide Corp.	18,762	2,186
*	Sotheby's	41,165	2,165
*	Helen of Troy Ltd.	23,530	2,141
*	Dave & Buster's Entertainment Inc.	31,639	2,110
	Wolverine World Wide Inc.	81,126	2,109
	Nexstar Media Group Inc. Class A	36,319	2,077
*	Steven Madden Ltd.	51,465	2,020
	Aaron's Inc.	54,982	2,008
	Sinclair Broadcast Group Inc. Class A	61,504	1,993
*	Adtalem Global Education Inc.	52,219	1,953
*	Buffalo Wild Wings Inc.	13,528	1,944
	Churchill Downs Inc.	11,270	1,889
*	Deckers Outdoor Corp.	27,152	1,883
*,^ Stamps.com Inc.		13,550	1,869
*,^ Cimpress NV		21,040	1,859
*	Dorman Products Inc.	22,283	1,858
	New York Times Co. Class A	104,435	1,838
	Papa John's International Inc.	22,779	1,835
^	Big Lots Inc.	37,319	1,822
	Lithia Motors Inc. Class A	19,823	1,801
	LCI Industries	19,873	1,769
*	Boyd Gaming Corp.	68,956	1,752
	Bloomin' Brands Inc.	87,271	1,748
	Matthews International Corp. Class A	26,773	1,707
	Meredith Corp.	31,385	1,698
	Cooper Tire & Rubber Co.	46,275	1,666
*,^ Wayfair Inc.		26,439	1,664
	American Eagle Outfitters Inc.	139,793	1,608
*,^ RH		28,614	1,606
	Children's Place Inc.	14,581	1,578
*	TRI Pointe Group Inc.	124,690	1,542
	PriceSmart Inc.	16,713	1,475
	KB Home	69,639	1,461
*	Shutterfly Inc.	28,841	1,427
*	Penn National Gaming Inc.	69,577	1,345
*	Cooper-Standard Holdings Inc.	12,435	1,343
*	2U Inc.	30,722	1,313
	Travelport Worldwide Ltd.	96,123	1,298

	Monro Muffler Brake Inc.	26,119	1,295
*	Houghton Mifflin Harcourt Co.	103,652	1,280
*	Meritage Homes Corp.	32,072	1,280
	Nutrisystem Inc.	24,351	1,267
*	Liberty Media Corp-Liberty Formula One	38,035	1,267
*	Avon Products Inc.	368,866	1,254
	Columbia Sportswear Co.	22,683	1,231
*	IMAX Corp.	49,090	1,230
*	Etsy Inc.	87,667	1,176
	MDC Holdings Inc.	34,839	1,172
	Bob Evans Farms Inc.	16,593	1,168
*	Gentherm Inc.	30,365	1,145
	La-Z-Boy Inc.	40,914	1,084
	Time Inc.	85,979	1,075
*	Meritor Inc.	68,818	1,071
	AMC Entertainment Holdings Inc. Class A	47,515	1,069
*	Scientific Games Corp. Class A	46,064	1,069
*	American Woodmark Corp.	11,473	1,065
*	American Axle & Manufacturing Holdings Inc.	70,379	1,063
*	MSG Networks Inc.	49,870	1,050
*	Select Comfort Corp.	36,324	1,046
	Group 1 Automotive Inc.	17,290	1,040
*	American Outdoor Brands Corp.	45,838	1,038
	Scholastic Corp.	24,246	1,031
	Chico's FAS Inc.	108,978	1,031
	Sonic Corp.	34,484	1,008
	SeaWorld Entertainment Inc.	56,153	1,002
	Callaway Golf Co.	78,267	997
	Caleres Inc.	35,759	978
*	La Quinta Holdings Inc.	70,433	976
	DSW Inc. Class A	56,186	946
*	Asbury Automotive Group Inc.	16,733	936
^	Sturm Ruger & Co. Inc.	14,466	921
*	Pinnacle Entertainment Inc.	45,161	885
	Standard Motor Products Inc.	18,004	876
*	Belmond Ltd. Class A	70,405	869
	HSN Inc.	26,177	868
*	EW Scripps Co. Class A	50,118	861
*,^ Chegg Inc.		68,118	817
	Capella Education Co.	9,429	816
*	Eldorado Resorts Inc.	38,965	808
*	BJ's Restaurants Inc.	17,794	797
	Strayer Education Inc.	8,872	785
*	Taylor Morrison Home Corp. Class A	33,691	783
*	Central Garden & Pet Co. Class A	26,943	779
	Gannett Co. Inc.	99,170	778
*	Cavco Industries Inc.	7,056	778
*	Red Robin Gourmet Burgers Inc.	10,775	777
	International Speedway Corp. Class A	21,944	775
*	Universal Electronics Inc.	11,831	764
	Abercrombie & Fitch Co.	57,572	759
*	Shutterstock Inc.	15,822	737
	Viad Corp.	16,677	736
	ClubCorp Holdings Inc.	54,272	722
*	Liberty TripAdvisor Holdings Inc. Class A	60,595	718
*	Caesars Acquisition Co. Class A	39,900	704
*	G-III Apparel Group Ltd.	35,915	703

*	Denny's Corp.	58,859	700
*,^ GoPro Inc. Class A		85,003	699
*	Ollie's Bargain Outlet Holdings Inc.	16,720	688
	Oxford Industries Inc.	12,603	677
	DineEquity Inc.	14,507	664
*	Gray Television Inc.	53,695	647
*	Lumber Liquidators Holdings Inc.	22,038	639
*	Liberty Media Corp-Liberty Braves	27,026	630
*	Liberty Media Corp-Liberty Formula One Class A	19,700	628
*	Fox Factory Holding Corp.	18,800	618
	World Wrestling Entertainment Inc. Class A	29,973	612
	Guess? Inc.	50,639	610
*	Weight Watchers International Inc.	23,138	609
*	Genesco Inc.	16,213	603
*	HealthStream Inc.	21,622	603
	Red Rock Resorts Inc. Class A	25,329	599
*,^ Quotient Technology Inc.		54,173	596
	Ethan Allen Interiors Inc.	20,828	561
	Winnebago Industries Inc.	22,497	551
*	M/I Homes Inc.	19,521	550
	Ruth's Hospitality Group Inc.	24,902	538
	Tile Shop Holdings Inc.	27,272	536
*	K12 Inc.	28,430	535
*	Career Education Corp.	56,221	531
*	Crocs Inc.	77,138	527
*	SiteOne Landscape Supply Inc.	9,814	522
*	Caesars Entertainment Corp.	47,572	521
	Marcus Corp.	15,641	516
	Inter Parfums Inc.	14,465	503
	Finish Line Inc. Class A	35,016	494
*	Laureate Education Inc. Class A	29,476	493
	New Media Investment Group Inc.	38,067	492
*	Express Inc.	63,210	490
^	Rent-A-Center Inc.	42,857	489
*	Fiesta Restaurant Group Inc.	21,978	485
*	Shake Shack Inc. Class A	12,987	481
	Planet Fitness Inc. Class A	21,902	479
	Tower International Inc.	20,357	472
*	Nautilus Inc.	25,886	470
*,^ William Lyon Homes Class A		19,721	447
*,^ LGI Homes Inc.		13,721	445
	Sonic Automotive Inc. Class A	23,441	441
*	Motorcar Parts of America Inc.	15,140	440
	National Presto Industries Inc.	4,109	437
	Tailored Brands Inc.	40,567	431
	Cato Corp. Class A	21,094	425
*	Trade Desk Inc. Class A	7,641	420
*	Hibbett Sports Inc.	17,861	414
*	Francesca's Holdings Corp.	32,510	412
	Buckle Inc.	24,149	411
	Hooker Furniture Corp.	9,477	407
^	Fred's Inc. Class A	29,491	406
	Superior Industries International Inc.	20,749	405
*	Beazer Homes USA Inc.	32,117	392
*	Stoneridge Inc.	25,297	391
*	Angie's List Inc.	32,297	389
*	Fossil Group Inc.	35,588	383

	MDC Partners Inc. Class A	45,485	378
	Wingstop Inc.	13,231	377
	National CineMedia Inc.	51,801	377
*	Chuy's Holdings Inc.	13,907	374
*	MarineMax Inc.	20,582	371
*,^ Party City Holdco Inc.		22,387	370
	Haverty Furniture Cos. Inc.	15,397	369
*	Malibu Boats Inc. Class A	14,925	362
	Barnes & Noble Inc.	53,782	360
	Acushnet Holdings Corp.	18,882	359
*	XO Group Inc.	21,336	352
*	Carrols Restaurant Group Inc.	29,058	344
	Pier 1 Imports Inc.	68,557	343
*	Century Communities Inc.	13,402	334
*	Biglari Holdings Inc.	875	333
*	Barnes & Noble Education Inc.	34,083	323
	Carriage Services Inc. Class A	12,139	319
	Entravision Communications Corp. Class A	55,281	318
*	Intrawest Resorts Holdings Inc.	13,401	318
*	Del Frisco's Restaurant Group Inc.	18,474	314
*	Regis Corp.	30,894	292
*,^ Conn's Inc.		16,872	288
*	Central Garden & Pet Co.	9,548	286
*	American Public Education Inc.	12,868	283
*	Horizon Global Corp.	18,423	271
	Flexsteel Industries Inc.	5,344	271
	Movado Group Inc.	12,766	269
	Camping World Holdings Inc. Class A	9,933	268
*	Monarch Casino & Resort Inc.	8,705	262
*,^ Ascena Retail Group Inc.		145,388	257
	Bassett Furniture Industries Inc.	8,614	256
*	Hovnanian Enterprises Inc. Class A	104,732	254
*	tronc Inc.	22,627	254
*	Central European Media Enterprises Ltd. Class A	64,981	253
*	FTD Cos. Inc.	14,359	249
*	Del Taco Restaurants Inc.	19,087	245
*	Revlon Inc. Class A	12,921	240
*	Vitamin Shoppe Inc.	20,671	240
*,^ Eros International plc		24,526	235
*	America's Car-Mart Inc.	6,501	235
	Winmark Corp.	1,905	233
*	Instructure Inc.	8,608	230
*,^ Zoe's Kitchen Inc.		16,369	228
*	El Pollo Loco Holdings Inc.	16,659	227
*	Potbelly Corp.	19,533	225
	Shoe Carnival Inc.	10,980	225
	Entercom Communications Corp. Class A	21,677	223
*	Zumiez Inc.	15,515	221
*	Reading International Inc. Class A	13,709	219
*	Lands' End Inc.	12,360	218
	Citi Trends Inc.	11,868	217
*	1-800-Flowers.com Inc. Class A	21,545	215
*	Bridgepoint Education Inc.	15,516	215
*	Iconix Brand Group Inc.	34,940	209
*	Habit Restaurants Inc. Class A	11,211	208
	Big 5 Sporting Goods Corp.	14,576	203
*	Perry Ellis International Inc.	10,835	199

*	Rosetta Stone Inc.	16,505	196
*	elf Beauty Inc.	7,989	195
*,^ Daily Journal Corp.		917	193
	CSS Industries Inc.	7,174	191
*	Care.com Inc.	12,277	189
*	ZAGG Inc.	22,497	188
	Lifetime Brands Inc.	9,591	176
	Johnson Outdoors Inc. Class A	4,056	174
	Speedway Motorsports Inc.	9,883	170
*	Franklin Covey Co.	8,392	166
*	Liberty Media Corp-Liberty Braves	6,945	165
	West Marine Inc.	16,285	160
*	Nathan's Famous Inc.	2,538	160
	Collectors Universe Inc.	6,370	160
*	Vera Bradley Inc.	16,774	158
*	Overstock.com Inc.	11,065	155
*	Duluth Holdings Inc.	7,930	155
	Libbey Inc.	18,305	150
	Golden Entertainment Inc.	8,983	149
	Saga Communications Inc. Class A	3,062	148
*	Bojangles' Inc.	8,361	146
	Weyco Group Inc.	5,240	143
*	Century Casinos Inc.	18,300	143
*	Eastman Kodak Co.	13,705	127
*	At Home Group Inc.	6,762	127
	Superior Uniform Group Inc.	6,543	126
*	Lindblad Expeditions Holdings Inc.	13,107	125
*	J Alexander's Holdings Inc.	10,842	123
*	New Home Co. Inc.	11,343	122
*	Sportsman's Warehouse Holdings Inc.	20,691	121
*	Delta Apparel Inc.	6,342	120
	MCBC Holdings Inc.	6,126	118
*	Build-A-Bear Workshop Inc.	10,816	116
	Marine Products Corp.	8,458	115
*	QuinStreet Inc.	29,410	114
*	Kirkland's Inc.	11,923	108
*	Ruby Tuesday Inc.	47,413	104
	Escalade Inc.	8,673	104
*	Sequential Brands Group Inc.	32,338	104
	Tilly's Inc. Class A	9,727	103
	Strattec Security Corp.	2,786	99
*	Boot Barn Holdings Inc.	11,241	88
*	Red Lion Hotels Corp.	12,337	81
*,^ Container Store Group Inc.		13,768	79
*	Marchex Inc. Class B	27,200	76
*,^ Jamba Inc.		10,743	76
	Liberty Tax Inc.	5,363	76
*	Destination XL Group Inc.	30,574	73
*	Empire Resorts Inc.	2,884	70
*	Townsquare Media Inc. Class A	6,765	68
*	Gaia Inc. Class A	6,107	67
*,^ Sears Holdings Corp.		8,792	65
*	Cogint Inc.	11,894	64
*	Tuesday Morning Corp.	37,515	64
*	Fogo De Chao Inc.	4,526	62
	Salem Media Group Inc. Class A	8,662	59
*	Cambium Learning Group Inc.	11,715	58

*	JAKKS Pacific Inc.	12,466	52
*	Hemisphere Media Group Inc. Class A	4,590	52
^	Stage Stores Inc.	23,405	51
	Unique Fabricating Inc.	5,175	48
*,^ Noodles & Co. Class A		8,571	42
*	Urban One Inc.	19,334	39
^	Stein Mart Inc.	26,250	38
*	Luby's Inc.	14,341	38
*,^ Sears Hometown and Outlet Stores Inc.		8,789	27
*	Kona Grill Inc.	6,486	26
*,^ Vince Holding Corp.		18,270	11
			204,116
Consumer Staples (2.5%)
	Snyder's-Lance Inc.	67,352	2,475
	B&G Foods Inc.	54,883	2,226
	Sanderson Farms Inc.	16,752	1,988
	Lancaster Colony Corp.	15,764	1,952
	Vector Group Ltd.	77,663	1,688
*	United Natural Foods Inc.	41,577	1,661
	J&J Snack Foods Corp.	12,529	1,630
	Dean Foods Co.	76,246	1,391
	Fresh Del Monte Produce Inc.	26,981	1,367
	Universal Corp.	20,589	1,367
	Core-Mark Holding Co. Inc.	38,401	1,308
	WD-40 Co.	11,782	1,245
*	Boston Beer Co. Inc. Class A	7,402	1,057
*,^ Cal-Maine Foods Inc.		26,056	969
	National Beverage Corp.	9,879	948
	SpartanNash Co.	30,732	916
	Coca-Cola Bottling Co. Consolidated	3,924	894
*	Performance Food Group Co.	31,575	894
	Seaboard Corp.	219	887
^	Calavo Growers Inc.	12,946	876
*	SUPERVALU Inc.	223,595	861
	Andersons Inc.	22,332	784
	AdvancePierre Foods Holdings Inc.	18,124	730
*	Diplomat Pharmacy Inc.	37,773	647
	PetMed Express Inc.	16,335	573
*	USANA Health Sciences Inc.	8,807	567
	MGP Ingredients Inc.	10,511	538
^	Tootsie Roll Industries Inc.	14,912	517
	John B Sanfilippo & Son Inc.	7,061	457
	Ingles Markets Inc. Class A	11,833	433
^	GNC Holdings Inc. Class A	56,732	430
	Weis Markets Inc.	7,977	412
	Medifast Inc.	8,601	358
	Omega Protein Corp.	18,180	317
	Nutraceutical International Corp.	6,981	291
*	Freshpet Inc.	18,722	285
*	Smart & Final Stores Inc.	19,776	259
*	Chefs' Warehouse Inc.	16,174	245
*	Primo Water Corp.	19,053	234
*,^ Amplify Snack Brands Inc.		24,364	223
*	Farmer Brothers Co.	6,731	202
	Limoneira Co.	9,812	181
*	Craft Brew Alliance Inc.	10,502	175
^	Natural Health Trends Corp.	5,968	166

*	Seneca Foods Corp. Class A	5,385	166
	Village Super Market Inc. Class A	6,105	152
^	Orchids Paper Products Co.	7,743	111
	Nature's Sunshine Products Inc.	6,958	88
	Alico Inc.	2,792	84
*	Turning Point Brands Inc.	4,686	79
*	Natural Grocers by Vitamin Cottage Inc.	7,855	78
*	Alliance One International Inc.	7,326	77
*	Inventure Foods Inc.	15,797	67
*	Lifevantage Corp.	10,758	43
*	Lifeway Foods Inc.	4,214	41
			38,610
Energy (2.7%)
*	RSP Permian Inc.	85,042	3,027
	Western Refining Inc.	67,269	2,435
*	PDC Energy Inc.	46,724	2,320
*	Oasis Petroleum Inc.	194,959	1,903
	Golar LNG Ltd.	80,199	1,866
*	Callon Petroleum Co.	155,218	1,757
	SemGroup Corp. Class A	55,150	1,710
*	Matador Resources Co.	73,963	1,686
*	NOW Inc.	89,621	1,480
*	McDermott International Inc.	202,831	1,260
*	Oil States International Inc.	43,014	1,258
	Delek US Holdings Inc.	51,246	1,256
*	Carrizo Oil & Gas Inc.	51,373	1,127
*	SRC Energy Inc.	155,166	1,067
*	TerraForm Power Inc. Class A	73,433	909
*	Forum Energy Technologies Inc.	53,133	863
*	SEACOR Holdings Inc.	13,260	812
*	Unit Corp.	42,470	757
*	Exterran Corp.	26,261	740
	Green Plains Inc.	30,287	647
*	Atwood Oceanics Inc.	63,212	635
	Archrock Inc.	57,814	607
*	Helix Energy Solutions Group Inc.	115,519	575
*	Newpark Resources Inc.	68,780	509
*	SunCoke Energy Inc.	54,428	476
*,^ Keane Group Inc.		30,477	469
*,^ Flotek Industries Inc.		45,844	453
*	Denbury Resources Inc.	294,284	450
*	Ring Energy Inc.	34,255	445
*	Par Pacific Holdings Inc.	25,534	439
*	REX American Resources Corp.	4,617	439
*	TerraForm Global Inc. Class A	74,806	366
*	Fairmount Santrol Holdings Inc.	75,316	358
*	Renewable Energy Group Inc.	31,204	353
*,^ Sanchez Energy Corp.		56,584	339
*	Jagged Peak Energy Inc.	26,031	339
	Alon USA Energy Inc.	25,627	316
*	TETRA Technologies Inc.	95,402	295
*	California Resources Corp.	26,730	291
*	Sunrun Inc.	54,303	274
*	Natural Gas Services Group Inc.	10,446	274
^	CVR Energy Inc.	13,285	265
	Panhandle Oil and Gas Inc. Class A	12,388	240
*	Abraxas Petroleum Corp.	123,233	227

*	Clean Energy Fuels Corp.	87,945	206
*	Green Brick Partners Inc.	20,127	199
*,^ WildHorse Resource Development Corp.		16,177	193
*	Bill Barrett Corp.	51,950	180
*	RigNet Inc.	10,692	179
*	Matrix Service Co.	21,954	179
*	Tesco Corp.	37,716	175
*	Trecora Resources	15,964	171
*	Geospace Technologies Corp.	10,918	164
*	Pioneer Energy Services Corp.	62,246	152
*	Parker Drilling Co.	111,597	151
*	Independence Contract Drilling Inc.	38,834	148
	Evolution Petroleum Corp.	20,007	146
*	CARBO Ceramics Inc.	18,948	143
*,^ Seadrill Ltd.		314,854	142
*	Pacific Ethanol Inc.	23,686	140
*,^ EP Energy Corp. Class A		32,415	136
*	Era Group Inc.	16,151	136
*	EnerNOC Inc.	22,249	121
*	Ameresco Inc. Class A	17,229	119
*	Mammoth Energy Services Inc.	6,376	116
*	Contango Oil & Gas Co.	18,323	113
*,^ Jones Energy Inc. Class A		51,867	104
*	Eclipse Resources Corp.	45,828	103
*	Westmoreland Coal Co.	15,349	101
*	Smart Sand Inc.	9,567	93
*	TPI Composites Inc.	4,746	81
*	Willbros Group Inc.	33,830	78
*	Cobalt International Energy Inc.	339,376	77
	Adams Resources & Energy Inc.	1,726	69
*	W&T Offshore Inc.	31,136	63
*	Isramco Inc.	589	63
*,^ Dawson Geophysical Co.		15,786	61
*,^ Northern Oil and Gas Inc.		36,566	60
*,^ Vivint Solar Inc.		18,773	60
*,^ Hornbeck Offshore Services Inc.		25,987	44
*,^ EXCO Resources Inc.		116,096	38
*	Ramaco Resources Inc.	5,131	32
*,^ FuelCell Energy Inc.		26,123	25
*,^ Erin Energy Corp.		10,664	19
*,^ TerraVia Holdings Inc.		64,305	17
*	Earthstone Energy Inc. Class A	1,614	17
	Noble Energy Inc.	281	8
*	Global Geophysical Services Inc.	127	—
			42,936
Financial Services (27.2%)
	New Residential Investment Corp.	251,556	4,048
	PrivateBancorp Inc.	65,794	3,921
	Webster Financial Corp.	76,894	3,746
	Prosperity Bancshares Inc.	58,063	3,637
	FNB Corp.	270,526	3,571
	Fair Isaac Corp.	26,642	3,534
	Gramercy Property Trust	117,962	3,486
	DuPont Fabros Technology Inc.	62,569	3,418
	Hudson Pacific Properties Inc.	103,881	3,403
	Bank of the Ozarks Inc.	75,768	3,349
	Investors Bancorp Inc.	250,740	3,317

Hancock Holding Co.	71,699	3,312
IBERIABANK Corp.	42,826	3,306
Healthcare Realty Trust Inc.	97,189	3,233
Medical Properties Trust Inc.	246,761	3,196
Umpqua Holdings Corp.	185,061	3,136
CNO Financial Group Inc.	150,045	3,074
^ United Bankshares Inc.	79,949	3,058
GEO Group Inc.	102,130	3,058
* Texas Capital Bancshares Inc.	41,594	3,053
Wintrust Financial Corp.	44,269	3,044
* MGIC Investment Corp.	286,025	3,026
CoreSite Realty Corp.	28,114	2,960
Radian Group Inc.	180,167	2,893
First Industrial Realty Trust Inc.	100,041	2,889
Primerica Inc.	39,852	2,877
Sunstone Hotel Investors Inc.	181,888	2,839
UMB Financial Corp.	38,084	2,667
MB Financial Inc.	64,284	2,647
Cousins Properties Inc.	309,077	2,646
Physicians Realty Trust	129,621	2,636
Fulton Financial Corp.	145,773	2,551
LaSalle Hotel Properties	89,367	2,542
Washington Federal Inc.	79,546	2,541
Chemical Financial Corp.	56,138	2,525
Selective Insurance Group Inc.	48,553	2,481
National Health Investors Inc.	31,853	2,406
Home BancShares Inc.	101,325	2,372
Valley National Bancorp	209,978	2,369
Education Realty Trust Inc.	61,522	2,357
Pinnacle Financial Partners Inc.	39,111	2,353
Ryman Hospitality Properties Inc.	36,496	2,351
* Stifel Financial Corp.	53,616	2,286
BGC Partners Inc. Class A	193,090	2,277
Sterling Bancorp	105,969	2,273
* Essent Group Ltd.	62,406	2,263
Evercore Partners Inc. Class A	32,587	2,209
Cathay General Bancorp	62,088	2,204
BancorpSouth Inc.	75,301	2,161
EastGroup Properties Inc.	26,490	2,157
Community Bank System Inc.	40,099	2,156
FirstCash Inc.	39,874	2,139
First Citizens BancShares Inc. Class A	6,395	2,119
Colony Starwood Homes	60,456	2,090
PS Business Parks Inc.	16,550	2,090
RLJ Lodging Trust	102,115	2,078
Glacier Bancorp Inc.	63,772	2,057
QTS Realty Trust Inc. Class A	39,214	2,048
First Financial Bankshares Inc.	53,406	2,043
* Blackhawk Network Holdings Inc.	46,054	1,996
Mack-Cali Realty Corp.	74,827	1,991
Washington REIT	61,411	1,984
Acadia Realty Trust	71,305	1,936
Great Western Bancorp Inc.	50,494	1,912
* HRG Group Inc.	98,978	1,878
STAG Industrial Inc.	69,440	1,873
Hope Bancorp Inc.	107,403	1,870
DiamondRock Hospitality Co.	168,321	1,867

^ Pebblebrook Hotel Trust	60,031	1,856
Lexington Realty Trust	192,679	1,852
South State Corp.	21,853	1,816
American Equity Investment Life Holding Co.	71,656	1,796
Urban Edge Properties	75,319	1,796
Columbia Banking System Inc.	48,615	1,785
Retail Opportunity Investments Corp.	90,071	1,780
* Enstar Group Ltd.	9,442	1,772
RLI Corp.	31,845	1,769
Old National Bancorp	110,812	1,751
CVB Financial Corp.	84,700	1,719
Trustmark Corp.	56,407	1,715
EverBank Financial Corp.	87,916	1,710
Financial Engines Inc.	44,726	1,695
First Midwest Bancorp Inc.	74,347	1,648
Invesco Mortgage Capital Inc.	98,734	1,594
Hilltop Holdings Inc.	62,682	1,566
Alexander & Baldwin Inc.	38,977	1,560
Potlatch Corp.	34,016	1,556
Xenia Hotels & Resorts Inc.	86,909	1,556
* Genworth Financial Inc. Class A	421,051	1,541
LTC Properties Inc.	31,561	1,521
International Bancshares Corp.	45,865	1,520
United Community Banks Inc.	58,775	1,515
* LendingClub Corp.	275,385	1,515
Rexford Industrial Realty Inc.	55,197	1,504
Argo Group International Holdings Ltd.	24,099	1,492
Capitol Federal Financial Inc.	106,293	1,469
* Eagle Bancorp Inc.	25,633	1,462
Renasant Corp.	36,059	1,441
Astoria Financial Corp.	77,229	1,430
Monogram Residential Trust Inc.	144,388	1,390
Summit Hotel Properties Inc.	77,667	1,390
First Merchants Corp.	34,191	1,357
Kennedy-Wilson Holdings Inc.	69,236	1,357
Banner Corp.	25,231	1,355
Towne Bank	46,661	1,353
* PRA Group Inc.	38,785	1,350
ServisFirst Bancshares Inc.	38,668	1,324
Ameris Bancorp	30,416	1,319
* Green Dot Corp. Class A	35,797	1,315
LegacyTexas Financial Group Inc.	37,299	1,314
Independent Bank Corp.	21,642	1,308
Horace Mann Educators Corp.	34,093	1,304
* Cardtronics plc Class A	37,754	1,293
First Financial Bancorp	51,330	1,286
American Assets Trust Inc.	32,855	1,283
Kemper Corp.	33,337	1,272
Sabra Health Care REIT Inc.	54,155	1,269
Global Net Lease Inc.	56,147	1,266
Apollo Commercial Real Estate Finance Inc.	68,556	1,266
Select Income REIT	52,884	1,262
WesBanco Inc.	33,755	1,254
Simmons First National Corp. Class A	24,660	1,252
Four Corners Property Trust Inc.	50,777	1,250
Kite Realty Group Trust	69,527	1,249
NBT Bancorp Inc.	35,526	1,248

	Government Properties Income Trust	57,778	1,248
	Terreno Realty Corp.	38,027	1,243
	Northwest Bancshares Inc.	80,280	1,236
	Union Bankshares Corp.	36,262	1,218
	Provident Financial Services Inc.	51,054	1,192
	Washington Prime Group Inc.	155,882	1,189
*	FCB Financial Holdings Inc. Class A	25,122	1,151
	Chesapeake Lodging Trust	49,857	1,149
	Park National Corp.	11,122	1,124
*,^ BofI Holding Inc.		49,879	1,107
^	Waddell & Reed Financial Inc. Class A	65,957	1,104
	CBL & Associates Properties Inc.	140,652	1,082
	Redwood Trust Inc.	63,903	1,081
	Employers Holdings Inc.	26,949	1,079
*	Walker & Dunlop Inc.	22,968	1,073
	Westamerica Bancorporation	20,800	1,067
	CYS Investments Inc.	126,528	1,067
	BNC Bancorp	33,776	1,066
	WSFS Financial Corp.	24,094	1,063
	Kearny Financial Corp.	72,735	1,015
*	Pacific Premier Bancorp Inc.	29,806	1,013
	PennyMac Mortgage Investment Trust	56,999	999
	Berkshire Hills Bancorp Inc.	27,834	998
	Boston Private Financial Holdings Inc.	68,802	998
	Navigators Group Inc.	18,775	995
	Franklin Street Properties Corp.	88,241	993
	CenterState Banks Inc.	40,896	983
	CareTrust REIT Inc.	53,392	974
	Agree Realty Corp.	20,968	955
	S&T Bancorp Inc.	28,462	950
	HFF Inc. Class A	29,847	931
	Tompkins Financial Corp.	12,168	922
	WisdomTree Investments Inc.	96,838	921
	First Commonwealth Financial Corp.	73,973	908
*	MBIA Inc.	110,227	903
	RE/MAX Holdings Inc. Class A	16,704	888
	National General Holdings Corp.	40,391	887
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	40,473	887
	EVERTEC Inc.	53,082	876
	Heartland Financial USA Inc.	19,499	875
	Stewart Information Services Corp.	19,141	866
	Infinity Property & Casualty Corp.	8,954	857
	Beneficial Bancorp Inc.	58,355	855
	Capstead Mortgage Corp.	80,762	851
	Lakeland Financial Corp.	20,017	849
	National Storage Affiliates Trust	34,952	848
	Banc of California Inc.	40,892	830
	Ramco-Gershenson Properties Trust	65,759	828
	FelCor Lodging Trust Inc.	114,921	824
	AMERISAFE Inc.	15,852	821
*	LendingTree Inc.	5,272	820
	Monmouth Real Estate Investment Corp.	55,570	811
	ARMOUR Residential REIT Inc.	31,039	807
	Brookline Bancorp Inc.	58,198	803
	Safety Insurance Group Inc.	12,066	803
	United Fire Group Inc.	18,103	783
	City Holding Co.	12,262	774

* FNFV Group	55,442	773
Central Pacific Financial Corp.	25,302	765
Sandy Spring Bancorp Inc.	19,647	754
Capital Bank Financial Corp.	20,311	754
* St. Joe Co.	42,398	748
State Bank Financial Corp.	29,460	747
Alexander's Inc.	1,804	744
Southside Bancshares Inc.	22,769	741
Universal Health Realty Income Trust	10,330	741
First Busey Corp.	25,877	735
Enterprise Financial Services Corp.	18,276	733
* Third Point Reinsurance Ltd.	55,320	727
* Encore Capital Group Inc.	19,720	714
Parkway Inc.	35,628	710
First Interstate BancSystem Inc. Class A	20,260	707
Piper Jaffray Cos.	11,992	703
Hanmi Financial Corp.	26,232	698
MTGE Investment Corp.	38,230	698
* iStar Inc.	57,541	697
Moelis & Co. Class A	19,800	695
United Financial Bancorp Inc.	42,327	685
Cohen & Steers Inc.	17,348	680
Banco Latinoamericano de Comercio Exterior SA	25,164	679
Universal Insurance Holdings Inc.	27,350	674
Nelnet Inc. Class A	17,023	669
Meridian Bancorp Inc.	40,361	654
Tier REIT Inc.	40,297	652
Lakeland Bancorp Inc.	34,458	646
InfraREIT Inc.	33,451	645
Stock Yards Bancorp Inc.	17,814	645
Flushing Financial Corp.	23,127	642
* Customers Bancorp Inc.	22,879	639
Chatham Lodging Trust	31,712	629
National Western Life Group Inc. Class A	2,043	628
MainSource Financial Group Inc.	19,336	626
* KCG Holdings Inc. Class A	31,419	624
^ Seritage Growth Properties Class A	15,829	621
Hersha Hospitality Trust Class A	33,274	619
* Ambac Financial Group Inc.	37,406	618
Pennsylvania REIT	57,705	617
New Senior Investment Group Inc.	64,664	617
BancFirst Corp.	6,498	614
National Bank Holdings Corp. Class A	20,033	611
Independent Bank Group Inc.	10,813	607
Maiden Holdings Ltd.	56,991	601
* Seacoast Banking Corp. of Florida	26,646	601
Washington Trust Bancorp Inc.	12,572	601
Investors Real Estate Trust	102,452	599
Altisource Residential Corp.	43,551	598
Heritage Financial Corp.	24,943	595
1st Source Corp.	13,055	595
Houlihan Lokey Inc. Class A	17,496	587
Meta Financial Group Inc.	6,860	587
TriCo Bancshares	16,724	583
* HomeStreet Inc.	21,511	577
Northfield Bancorp Inc.	34,956	575
Bryn Mawr Bank Corp.	14,025	573

PJT Partners Inc.	14,790	572
TrustCo Bank Corp. NY	77,373	569
New York Mortgage Trust Inc.	91,160	567
NorthStar Realty Europe Corp.	46,431	566
OceanFirst Financial Corp.	21,369	566
Univest Corp. of Pennsylvania	20,489	564
German American Bancorp Inc.	17,957	558
Cass Information Systems Inc.	9,099	557
Investment Technology Group Inc.	27,777	554
Getty Realty Corp.	21,773	548
ConnectOne Bancorp Inc.	25,083	547
Oritani Financial Corp.	32,612	540
First Bancorp	19,356	537
First Potomac Realty Trust	48,814	534
Community Trust Bancorp Inc.	12,624	524
FBL Financial Group Inc. Class A	8,279	521
Easterly Government Properties Inc.	26,022	517
* First BanCorp	99,357	516
Ladder Capital Corp. Class A	36,645	516
Bridge Bancorp Inc.	15,488	515
Diamond Hill Investment Group Inc.	2,541	514
* Greenlight Capital Re Ltd. Class A	24,894	513
* Flagstar Bancorp Inc.	17,718	512
Camden National Corp.	12,696	510
Preferred Bank	10,171	508
Park Sterling Corp.	43,152	501
* Forestar Group Inc.	34,852	493
Dime Community Bancshares Inc.	25,927	493
CoBiz Financial Inc.	31,143	490
* CU Bancorp	13,616	490
Anworth Mortgage Asset Corp.	80,572	487
First of Long Island Corp.	17,804	483
Greenhill & Co. Inc.	23,355	473
Independence Realty Trust Inc.	49,181	473
OM Asset Management plc	33,614	469
Saul Centers Inc.	8,152	467
James River Group Holdings Ltd.	11,780	467
Stonegate Bank	10,226	463
Urstadt Biddle Properties Inc. Class A	24,537	459
* Nationstar Mortgage Holdings Inc.	27,414	447
State National Cos. Inc.	25,083	441
QCR Holdings Inc.	10,050	440
AG Mortgage Investment Trust Inc.	23,584	439
* INTL. FCStone Inc.	12,679	438
Virtus Investment Partners Inc.	4,333	436
* MoneyGram International Inc.	25,039	436
Great Southern Bancorp Inc.	8,904	436
* NMI Holdings Inc. Class A	41,431	431
Federal Agricultural Mortgage Corp.	7,090	430
* TriState Capital Holdings Inc.	18,467	428
First Defiance Financial Corp.	8,153	425
Gladstone Commercial Corp.	20,530	418
Mercantile Bank Corp.	13,435	417
Horizon Bancorp	16,153	411
Ashford Hospitality Trust Inc.	66,481	410
Peoples Bancorp Inc.	13,464	407
Pacific Continental Corp.	17,185	405

Waterstone Financial Inc.	21,017	397
^ Live Oak Bancshares Inc.	16,200	396
* World Acceptance Corp.	5,064	396
Peapack Gladstone Financial Corp.	12,933	393
Armada Hoffler Properties Inc.	29,728	393
First Financial Corp.	8,351	380
Fidelity Southern Corp.	17,627	377
* Franklin Financial Network Inc.	9,608	375
Southwest Bancorp Inc.	15,226	375
* Republic First Bancorp Inc.	42,258	374
UMH Properties Inc.	21,836	365
CatchMark Timber Trust Inc. Class A	32,183	364
Blue Hills Bancorp Inc.	20,208	364
Westwood Holdings Group Inc.	6,662	364
Bar Harbor Bankshares	12,555	362
Guaranty Bancorp	14,277	360
CorEnergy Infrastructure Trust Inc.	10,190	358
Financial Institutions Inc.	11,693	358
NexPoint Residential Trust Inc.	14,815	358
* EZCORP Inc. Class A	42,064	358
* Allegiance Bancshares Inc.	9,214	357
Independent Bank Corp.	17,231	351
Western Asset Mortgage Capital Corp.	34,202	349
Preferred Apartment Communities Inc. Class A	22,421	344
OFG Bancorp	36,684	343
^ Virtu Financial Inc. Class A	21,026	343
Cedar Realty Trust Inc.	68,561	342
Bank of NT Butterfield & Son Ltd.	10,218	337
* HomeTrust Bancshares Inc.	13,548	335
Access National Corp.	11,889	333
* First Foundation Inc.	21,665	332
* Cowen Inc. Class A	21,914	330
First Community Bancshares Inc.	12,889	329
HCI Group Inc.	7,288	324
* Green Bancorp Inc.	16,963	323
State Auto Financial Corp.	12,713	316
United Community Financial Corp.	39,557	313
* Nicolet Bankshares Inc.	6,250	311
Carolina Financial Corp.	10,360	310
OneBeacon Insurance Group Ltd. Class A	16,718	307
Ares Commercial Real Estate Corp.	23,108	306
Opus Bank	14,092	303
Bank of Marin Bancorp	5,024	301
Fidelity & Guaranty Life	9,731	300
* Enova International Inc.	22,322	297
* Marcus & Millichap Inc.	12,274	297
Bank Mutual Corp.	33,458	296
Arrow Financial Corp.	9,331	295
* PICO Holdings Inc.	18,044	295
Clifton Bancorp Inc.	17,953	292
First Connecticut Bancorp Inc.	11,628	291
* Triumph Bancorp Inc.	12,771	291
Heritage Commerce Corp.	21,486	289
West Bancorporation Inc.	13,142	288
Old Second Bancorp Inc.	24,687	286
RMR Group Inc. Class A	5,825	286
* eHealth Inc.	15,568	285

*	National Commerce Corp.	7,513	281
	Farmers National Banc Corp.	20,651	280
	City Office REIT Inc.	22,700	279
	Republic Bancorp Inc. Class A	8,029	278
	Heritage Insurance Holdings Inc.	21,748	277
	People's Utah Bancorp	10,776	276
	One Liberty Properties Inc.	12,176	272
	Community Healthcare Trust Inc.	10,855	268
	Whitestone REIT	23,215	268
*	Atlantic Capital Bancshares Inc.	14,359	266
^	Arlington Asset Investment Corp. Class A	18,475	265
*	Global Indemnity Ltd.	6,968	265
	CNB Financial Corp.	12,434	261
^	Orchid Island Capital Inc.	25,383	255
	Dynex Capital Inc.	37,127	255
*	Veritex Holdings Inc.	9,681	252
*	Bancorp Inc.	41,027	251
	Resource Capital Corp.	25,090	242
*	Trupanion Inc.	11,871	241
*,^ Citizens Inc. Class A		38,599	240
	Sierra Bancorp	9,893	238
	Bluerock Residential Growth REIT Inc. Class A	19,466	237
	American National Bankshares Inc.	6,770	236
	MidWestOne Financial Group Inc.	6,791	235
	Farmers Capital Bank Corp.	6,153	235
*	HarborOne Bancorp Inc.	11,974	235
	WashingtonFirst Bankshares Inc.	7,152	235
	Enterprise Bancorp Inc.	7,764	233
	United Insurance Holdings Corp.	14,344	233
*	FRP Holdings Inc.	5,505	232
	National Bankshares Inc.	5,728	231
*	Tejon Ranch Co.	11,502	230
	Ashford Hospitality Prime Inc.	23,616	227
	Investors Title Co.	1,213	227
	First Mid-Illinois Bancshares Inc.	6,752	223
	Peoples Financial Services Corp.	5,635	222
	Sun Bancorp Inc.	8,882	220
	Ames National Corp.	7,266	215
	Citizens & Northern Corp.	9,615	214
	First Bancorp Inc.	8,451	212
	Farmland Partners Inc.	21,785	212
	MedEquities Realty Trust Inc.	18,030	211
	Charter Financial Corp.	11,713	210
*,^ Ocwen Financial Corp.		82,854	205
	Macatawa Bank Corp.	22,179	205
	Western New England Bancorp Inc.	20,493	204
	Kinsale Capital Group Inc.	5,471	198
	Old Line Bancshares Inc.	7,043	197
	Xenith Bankshares Inc.	6,387	196
	EMC Insurance Group Inc.	7,189	195
*,^ Altisource Portfolio Solutions SA		9,456	195
	Hingham Institution for Savings	1,096	193
	Territorial Bancorp Inc.	6,387	192
*	FB Financial Corp.	5,588	191
*	PennyMac Financial Services Inc. Class A	11,828	190
*	BSB Bancorp Inc.	6,555	190
*	Ladenburg Thalmann Financial Services Inc.	87,619	188

*	Safeguard Scientifics Inc.	16,914	187
	Consolidated-Tomoka Land Co.	3,469	187
	BankFinancial Corp.	12,696	186
*	WMIH Corp.	166,894	184
	GAIN Capital Holdings Inc.	31,209	183
	Baldwin & Lyons Inc.	7,514	179
	RAIT Financial Trust	79,782	178
	Codorus Valley Bancorp Inc.	6,871	177
	NewStar Financial Inc.	19,636	175
	Capital City Bank Group Inc.	9,188	172
*	Regional Management Corp.	8,616	172
	Great Ajax Corp.	12,324	172
*	Equity Bancshares Inc. Class A	5,767	172
*	Southern First Bancshares Inc.	4,957	170
	Home Bancorp Inc.	4,871	170
	Summit Financial Group Inc.	7,830	169
	Northrim BanCorp Inc.	5,700	169
	Shore Bancshares Inc.	10,608	169
	Federated National Holding Co.	10,427	164
	Southern National Bancorp of Virginia Inc.	9,551	163
*	AV Homes Inc.	10,281	161
	Central Valley Community Bancorp	7,571	158
	Premier Financial Bancorp Inc.	7,978	158
	First Business Financial Services Inc.	6,882	157
	Southern Missouri Bancorp Inc.	4,942	155
	MBT Financial Corp.	15,046	153
	MutualFirst Financial Inc.	4,478	151
	Bankwell Financial Group Inc.	4,851	151
	Penns Woods Bancorp Inc.	3,779	149
	Century Bancorp Inc. Class A	2,495	149
	LCNB Corp.	7,506	147
*	First Northwest Bancorp	8,977	147
	Owens Realty Mortgage Inc.	8,936	146
	Stratus Properties Inc.	5,276	145
	ACNB Corp.	5,087	144
	SI Financial Group Inc.	9,507	143
*	First Community Financial Partners Inc.	11,268	141
*	On Deck Capital Inc.	39,437	140
	First Internet Bancorp	5,371	139
*,^ Impac Mortgage Holdings Inc.		8,303	136
	Oppenheimer Holdings Inc. Class A	8,633	135
*	Atlas Financial Holdings Inc.	8,953	134
	C&F Financial Corp.	2,762	133
	Bear State Financial Inc.	15,145	132
^	Union Bankshares Inc.	3,284	131
	Orrstown Financial Services Inc.	6,108	129
	Associated Capital Group Inc. Class A	3,799	129
*	Planet Payment Inc.	36,128	125
*	Hallmark Financial Services Inc.	11,716	121
	B. Riley Financial Inc.	8,042	121
*	Trinity Place Holdings Inc.	17,641	118
	Midland States Bancorp Inc.	3,248	113
	Donegal Group Inc. Class A	7,222	113
	Tiptree Inc.	18,729	113
^	Global Medical REIT Inc.	12,168	113
	Pzena Investment Management Inc. Class A	12,868	112
	Independence Holding Co.	5,615	111

	Provident Financial Holdings Inc.	5,681	108
*	Pacific Mercantile Bancorp	13,882	107
	ESSA Bancorp Inc.	7,118	104
	County Bancorp Inc.	4,173	103
	Chemung Financial Corp.	2,688	101
	Blue Capital Reinsurance Holdings Ltd.	5,241	100
	First Financial Northwest Inc.	6,201	99
	GAMCO Investors Inc. Class A	3,397	99
	Crawford & Co. Class B	10,252	96
	FBR & Co.	4,518	80
*	Provident Bancorp Inc.	3,814	79
*	UCP Inc.	6,347	70
	Silvercrest Asset Management Group Inc. Class A	5,491	67
	Greene County Bancorp Inc.	2,325	57
*	Real Industry Inc.	19,983	56
	Manning & Napier Inc.	11,713	54
	Clipper Realty Inc.	4,704	50
	Hennessy Advisors Inc.	3,361	48
*	Capstar Financial Holdings Inc.	2,604	47
	California First National Bancorp	2,097	36
*	Paragon Commercial Corp.	694	35
	CPI Card Group Inc.	16,463	32
	Medley Management Inc. Class A	4,889	28
*,^ Wins Finance Holdings Inc.		1,102	21
	Fifth Street Asset Management Inc.	4,632	17
	Griffin Industrial Realty Inc.	553	17
	Value Line Inc.	952	17
*	Walter Investment Management Corp.	14,597	15
			427,860
Health Care (12.9%)
*	TESARO Inc.	23,949	3,576
*	Exelixis Inc.	190,192	3,558
*	PAREXEL International Corp.	43,965	3,553
	HealthSouth Corp.	74,196	3,363
*	Medidata Solutions Inc.	45,959	3,271
*	NuVasive Inc.	43,295	3,248
*	Exact Sciences Corp.	88,423	3,225
*	Masimo Corp.	35,871	3,122
*	Catalent Inc.	83,316	2,960
	Chemed Corp.	13,560	2,775
*,^ Kite Pharma Inc.		36,401	2,633
*	Bluebird Bio Inc.	33,983	2,561
*	Integra LifeSciences Holdings Corp.	50,598	2,548
*	Nektar Therapeutics Class A	118,706	2,360
*	Molina Healthcare Inc.	36,215	2,338
	Cantel Medical Corp.	29,987	2,334
*	Wright Medical Group NV	86,365	2,308
*	Medicines Co.	56,390	2,243
*	Prestige Brands Holdings Inc.	44,407	2,237
*	Neogen Corp.	32,463	2,055
*	Insulet Corp.	48,133	2,020
*	ICU Medical Inc.	12,283	1,981
*	INC Research Holdings Inc. Class A	34,677	1,971
*	Penumbra Inc.	23,260	1,927
*	Ironwood Pharmaceuticals Inc. Class A	108,231	1,917
*	Globus Medical Inc.	58,657	1,804
*	Puma Biotechnology Inc.	23,514	1,799

	Owens & Minor Inc.	56,360	1,797
*	WebMD Health Corp.	31,247	1,749
*	Haemonetics Corp.	42,804	1,746
*	Ultragenyx Pharmaceutical Inc.	32,236	1,736
*	Ligand Pharmaceuticals Inc.	15,935	1,725
*	Sage Therapeutics Inc.	25,233	1,668
*	HealthEquity Inc.	36,183	1,657
*	Prothena Corp. plc	32,135	1,639
*	Clovis Oncology Inc.	30,733	1,588
*	Portola Pharmaceuticals Inc.	41,345	1,524
*	Supernus Pharmaceuticals Inc.	39,306	1,478
*	PRA Health Sciences Inc.	20,179	1,458
*	Merit Medical Systems Inc.	40,567	1,440
*	AMN Healthcare Services Inc.	39,615	1,436
*	Cambrex Corp.	26,629	1,433
*	Halyard Health Inc.	39,334	1,414
*	Amedisys Inc.	23,528	1,410
*	Nevro Corp.	20,154	1,387
*	Pacira Pharmaceuticals Inc.	30,519	1,355
*	Horizon Pharma plc	135,053	1,351
*	Magellan Health Inc.	19,546	1,344
*	Aerie Pharmaceuticals Inc.	24,001	1,331
*	HMS Holdings Corp.	70,625	1,287
*	FibroGen Inc.	48,832	1,284
*	Sarepta Therapeutics Inc.	41,999	1,253
*,^ Theravance Biopharma Inc.		33,775	1,233
*	Inogen Inc.	13,681	1,213
*	Omnicell Inc.	29,950	1,195
*	Select Medical Holdings Corp.	88,900	1,191
*,^ MiMedx Group Inc.		85,706	1,172
	CONMED Corp.	23,055	1,170
*	NxStage Medical Inc.	53,276	1,154
*	Myriad Genetics Inc.	56,698	1,154
*	Repligen Corp.	28,251	1,109
*,^ Halozyme Therapeutics Inc.		91,576	1,081
*	Array BioPharma Inc.	140,136	1,062
*	Integer Holdings Corp.	25,740	1,022
*	Spectranetics Corp.	35,865	968
*	Amicus Therapeutics Inc.	119,862	961
*	Innoviva Inc.	76,454	934
*	Impax Laboratories Inc.	60,971	930
*	Natus Medical Inc.	27,347	927
*,^ Radius Health Inc.		26,450	916
*	Tivity Health Inc.	26,405	896
	Abaxis Inc.	18,309	886
*	Emergent BioSolutions Inc.	27,366	874
*	Blueprint Medicines Corp.	23,923	858
*	Spark Therapeutics Inc.	16,137	822
*	Community Health Systems Inc.	91,487	810
*	Insmed Inc.	52,107	803
*	Cardiovascular Systems Inc.	26,751	803
*	Momenta Pharmaceuticals Inc.	54,060	784
*	LHC Group Inc.	12,659	762
	Analogic Corp.	10,379	746
	Ensign Group Inc.	40,363	742
*	Corcept Therapeutics Inc.	62,162	703
*	OraSure Technologies Inc.	45,668	688

	Kindred Healthcare Inc.	69,808	684
*	Dermira Inc.	24,179	663
*	Quality Systems Inc.	42,590	654
*	BioTelemetry Inc.	22,571	651
*	Five Prime Therapeutics Inc.	22,640	640
	Atrion Corp.	1,159	639
	Luminex Corp.	31,519	639
	US Physical Therapy Inc.	10,068	637
	National HealthCare Corp.	9,245	633
*	Immunomedics Inc.	82,389	622
*	Xencor Inc.	30,319	622
*	Loxo Oncology Inc.	13,507	617
*	Teladoc Inc.	20,137	616
*	PharMerica Corp.	24,840	614
*,^ Alder Biopharmaceuticals Inc.		39,441	607
*	Orthofix International NV	14,487	604
*,^ Synergy Pharmaceuticals Inc.		169,292	594
*,^ ZIOPHARM Oncology Inc.		100,883	590
*	Acceleron Pharma Inc.	23,057	588
*	Coherus Biosciences Inc.	29,651	586
*	Glaukos Corp.	14,080	573
*	Quidel Corp.	22,202	551
	Phibro Animal Health Corp. Class A	15,572	549
*	Anika Therapeutics Inc.	11,828	547
*	Intersect ENT Inc.	21,570	546
*	AtriCure Inc.	26,001	543
*	Eagle Pharmaceuticals Inc.	7,375	538
*	Depomed Inc.	51,110	536
*	Accelerate Diagnostics Inc.	19,161	535
*	Novocure Ltd.	42,532	534
*	Almost Family Inc.	9,245	531
*,^ Omeros Corp.		34,245	517
*,^ TherapeuticsMD Inc.		124,439	516
*	Amphastar Pharmaceuticals Inc.	30,241	516
*	AMAG Pharmaceuticals Inc.	29,442	509
*	Heska Corp.	5,049	498
*,^ Lexicon Pharmaceuticals Inc.		35,679	494
*	K2M Group Holdings Inc.	21,626	492
*	Acorda Therapeutics Inc.	35,563	491
*	Genomic Health Inc.	15,450	491
*	Epizyme Inc.	33,933	485
*	Retrophin Inc.	30,611	485
	Meridian Bioscience Inc.	35,112	485
*	CryoLife Inc.	26,357	481
*	MacroGenics Inc.	26,716	474
*,^ Heron Therapeutics Inc.		35,383	474
*	GenMark Diagnostics Inc.	36,460	472
*,^ Lannett Co. Inc.		22,977	462
*	Providence Service Corp.	9,855	461
*	Global Blood Therapeutics Inc.	16,659	450
*	Achillion Pharmaceuticals Inc.	100,077	445
*	Axovant Sciences Ltd.	20,515	439
*	Albany Molecular Research Inc.	22,002	428
*	Foundation Medicine Inc.	11,097	422
*	Keryx Biopharmaceuticals Inc.	65,971	422
*	Inovio Pharmaceuticals Inc.	55,035	416
*	Vanda Pharmaceuticals Inc.	30,188	415

*	Cytokinetics Inc.	30,272	410
*	Cotiviti Holdings Inc.	10,681	407
*	Versartis Inc.	26,378	405
*	La Jolla Pharmaceutical Co.	14,078	403
*,^ TG Therapeutics Inc.		35,718	402
*	Akebia Therapeutics Inc.	29,936	401
*	Enanta Pharmaceuticals Inc.	13,293	400
*	SciClone Pharmaceuticals Inc.	41,809	397
	Landauer Inc.	8,123	397
*	Sangamo Therapeutics Inc.	57,895	394
*	Esperion Therapeutics Inc.	12,055	386
*	CorVel Corp.	8,220	383
*	Revance Therapeutics Inc.	17,004	378
*	Flexion Therapeutics Inc.	22,074	377
	Invacare Corp.	26,299	372
*	Spectrum Pharmaceuticals Inc.	65,493	371
*	Progenics Pharmaceuticals Inc.	58,047	370
*,^ Aimmune Therapeutics Inc.		21,667	360
*	PTC Therapeutics Inc.	28,143	353
*,^ Cara Therapeutics Inc.		20,875	346
*	AngioDynamics Inc.	22,901	345
*	Avexis Inc.	4,878	345
*	BioCryst Pharmaceuticals Inc.	66,621	343
*	Cross Country Healthcare Inc.	29,644	342
*	Arena Pharmaceuticals Inc.	260,999	339
	LeMaitre Vascular Inc.	11,059	338
*	AxoGen Inc.	22,453	333
*	Capital Senior Living Corp.	24,063	333
*	Paratek Pharmaceuticals Inc.	16,604	333
*	REGENXBIO Inc.	19,464	333
*	Surgery Partners Inc.	15,166	331
*	ImmunoGen Inc.	71,422	329
*	Endologix Inc.	68,248	329
*,^ Geron Corp.		123,612	329
*	NeoGenomics Inc.	43,422	328
	PDL BioPharma Inc.	136,943	327
*	Triple-S Management Corp. Class B	19,651	320
*,^ Aduro Biotech Inc.		31,470	315
	Computer Programs & Systems Inc.	9,314	311
*	STAAR Surgical Co.	33,207	304
*	Enzo Biochem Inc.	32,825	295
*	ANI Pharmaceuticals Inc.	6,749	295
*	Intra-Cellular Therapies Inc. Class A	28,621	293
*,^ Insys Therapeutics Inc.		19,573	288
*,^ Rockwell Medical Inc.		39,666	284
*	Teligent Inc.	34,071	282
*,^ Accuray Inc.		67,936	279
*	Surmodics Inc.	11,152	272
*,^ Zogenix Inc.		20,727	263
*	Atara Biotherapeutics Inc.	19,687	261
*	Exactech Inc.	8,527	258
*	Oxford Immunotec Global plc	18,243	255
*	Otonomy Inc.	20,614	253
*	RTI Surgical Inc.	48,014	247
*	CytomX Therapeutics Inc.	17,474	246
*	NanoString Technologies Inc.	13,292	244
*,^ Advaxis Inc.		29,850	241

*	Lion Biotechnologies Inc.	46,260	238
*	Addus HomeCare Corp.	6,325	235
*	Rigel Pharmaceuticals Inc.	100,908	231
*	BioSpecifics Technologies Corp.	4,453	231
*,^ NewLink Genetics Corp.		18,071	231
*	Cutera Inc.	10,090	230
*,^ Bellicum Pharmaceuticals Inc.		21,527	228
*	Pacific Biosciences of California Inc.	68,644	227
*,^ Organovo Holdings Inc.		79,621	225
*	Celldex Therapeutics Inc.	79,556	225
*	Aclaris Therapeutics Inc.	9,453	225
*	Natera Inc.	21,824	223
*	RadNet Inc.	30,567	220
*	iRhythm Technologies Inc.	6,092	211
*	Adamas Pharmaceuticals Inc.	13,668	210
*	Dynavax Technologies Corp.	38,028	209
*	Agenus Inc.	62,641	208
*	Tetraphase Pharmaceuticals Inc.	29,595	204
*,^ Reata Pharmaceuticals Inc. Class A		7,351	203
*	Novavax Inc.	219,568	202
*	Invitae Corp.	23,254	200
	Utah Medical Products Inc.	2,962	199
*	Cerus Corp.	84,276	193
*	BioTime Inc.	64,081	193
*	Civitas Solutions Inc.	12,222	192
*	Sucampo Pharmaceuticals Inc. Class A	18,891	189
*	Medpace Holdings Inc.	6,628	184
*	Ocular Therapeutix Inc.	17,985	183
	Merrimack Pharmaceuticals Inc.	100,206	182
*	Karyopharm Therapeutics Inc.	22,358	182
*	Concert Pharmaceuticals Inc.	14,109	177
*	Ignyta Inc.	24,329	172
*	BioScrip Inc.	93,504	169
*	Chimerix Inc.	37,050	166
*	Curis Inc.	96,039	164
	National Research Corp. Class A	6,827	164
*,^ Anavex Life Sciences Corp.		28,037	162
*	Ra Pharmaceuticals Inc.	6,732	162
*,^ Aratana Therapeutics Inc.		27,298	157
*	MediciNova Inc.	25,747	150
*	Minerva Neurosciences Inc.	17,720	146
*	Edge Therapeutics Inc.	14,845	145
*	Cempra Inc.	36,898	140
*	WaVe Life Sciences Ltd.	7,317	138
*	Idera Pharmaceuticals Inc.	84,776	138
*	MyoKardia Inc.	10,533	136
*	Neos Therapeutics Inc.	16,000	134
*	Codexis Inc.	33,202	133
*	Stemline Therapeutics Inc.	16,736	132
*	Seres Therapeutics Inc.	14,364	131
*	Durect Corp.	105,545	130
*	ChemoCentryx Inc.	19,290	128
*	Myovant Sciences Ltd.	8,674	123
*	Ardelyx Inc.	26,014	122
*	American Renal Associates Holdings Inc.	7,456	121
*	ConforMIS Inc.	29,501	119
*	Castlight Health Inc. Class B	33,847	118

*	GlycoMimetics Inc.	9,161	116
*,^ Collegium Pharmaceutical Inc.		14,134	116
*,^ Athersys Inc.		81,721	114
*	Jounce Therapeutics Inc.	5,618	114
*	AnaptysBio Inc.	4,412	113
*	Veracyte Inc.	13,145	107
*,^ XBiotech Inc.		14,374	106
*	Fluidigm Corp.	23,148	105
*	Trevena Inc.	41,593	97
*	Fortress Biotech Inc.	26,655	96
*	Quorum Health Corp.	25,028	94
*	Editas Medicine Inc.	6,692	91
*	Entellus Medical Inc.	6,697	89
*,^ CytRx Corp.		99,721	88
*	Audentes Therapeutics Inc.	6,066	87
*	Voyager Therapeutics Inc.	9,670	86
*	Immune Design Corp.	11,347	85
*,^ Arrowhead Pharmaceuticals Inc.		58,342	84
*,^ Nobilis Health Corp.		47,517	83
*,^ MannKind Corp.		53,753	82
*	Endocyte Inc.	30,314	77
*	Tactile Systems Technology Inc.	3,164	77
*	Vital Therapies Inc.	27,389	73
*	Protagonist Therapeutics Inc.	6,434	72
*	Cellular Biomedicine Group Inc.	10,854	69
*	AcelRx Pharmaceuticals Inc.	27,689	69
*	Asterias Biotherapeutics Inc.	21,485	66
*	Infinity Pharmaceuticals Inc.	37,780	65
*	Cidara Therapeutics Inc.	10,694	64
*	Intellia Therapeutics Inc.	5,459	63
*	IRIDEX Corp.	6,839	61
*	Pfenex Inc.	14,931	61
*	Zafgen Inc.	17,881	61
*	Tabula Rasa HealthCare Inc.	4,557	60
*	Syros Pharmaceuticals Inc.	3,709	59
*	Selecta Biosciences Inc.	4,178	57
*	Ophthotech Corp.	25,150	57
*	OncoMed Pharmaceuticals Inc.	17,085	56
*	Genesis Healthcare Inc.	31,568	54
*	Clearside Biomedical Inc.	7,770	53
*	AAC Holdings Inc.	8,334	52
*	Applied Genetic Technologies Corp.	9,914	52
*,^ InVivo Therapeutics Holdings Corp.		25,961	51
*,^ Synthetic Biologics Inc.		86,536	50
*	Corindus Vascular Robotics Inc.	43,012	49
*	Axsome Therapeutics Inc.	12,444	48
*	NantKwest Inc.	13,043	48
*,^ Lipocine Inc.		12,957	48
*	Adverum Biotechnologies Inc.	18,048	46
*	Syndax Pharmaceuticals Inc.	3,714	45
*,^ Obalon Therapeutics Inc.		4,628	43
*	Regulus Therapeutics Inc.	30,361	43
*	Agile Therapeutics Inc.	11,598	38
*	T2 Biosystems Inc.	11,431	38
*	Mirati Therapeutics Inc.	13,297	37
*,^ Egalet Corp.		17,331	37
*	Titan Pharmaceuticals Inc.	14,718	35

*	ViewRay Inc.	5,234	34
*	OvaScience Inc.	26,532	34
*	Sorrento Therapeutics Inc.	21,380	33
*	vTv Therapeutics Inc. Class A	6,449	32
*,^ Ampio Pharmaceuticals Inc.		34,947	31
*	Senseonics Holdings Inc.	21,747	30
*	Flex Pharma Inc.	8,306	29
*	Aptevo Therapeutics Inc.	12,871	27
*	Corvus Pharmaceuticals Inc.	2,625	27
*	Proteostasis Therapeutics Inc.	6,607	26
*	Bio-Path Holdings Inc.	74,531	26
*	iRadimed Corp.	3,187	26
*,^ TransEnterix Inc.		54,609	26
*	Eiger BioPharmaceuticals Inc.	3,600	24
*	Aevi Genomic Medicine Inc.	22,165	24
*,^ Inotek Pharmaceuticals Corp.		13,654	23
*	Tandem Diabetes Care Inc.	28,531	23
*	Altimmune Inc.	5,222	22
*,^ Kadmon Holdings Inc.		9,028	20
*,^ Novan Inc.		4,048	20
*	Fulgent Genetics Inc.	3,206	20
*	NantHealth Inc.	5,341	17
*,^ Trovagene Inc.		22,787	15
*,^ Anthera Pharmaceuticals Inc.		8,902	14
*,^ Second Sight Medical Products Inc.		11,473	13
*	Dimension Therapeutics Inc.	9,588	11
*,^ Galena Biopharma Inc.		17,052	10
*,^ Avinger Inc.		14,791	8
*,^ Argos Therapeutics Inc.		12,534	5
*,^ Novus Therapeutics Inc.		797	4
*	Asterias Biotherapeutics Inc. Warrants Exp. 09/29/2017	1,281	1
			202,176
Materials & Processing (7.4%)
	Chemours Co.	154,417	6,175
	Olin Corp.	141,202	4,143
	Sensient Technologies Corp.	37,640	3,022
*	Louisiana-Pacific Corp.	120,597	2,687
	PolyOne Corp.	70,170	2,620
	Belden Inc.	35,139	2,495
*	Beacon Roofing Supply Inc.	49,969	2,410
*	Summit Materials Inc. Class A	89,459	2,403
	US Silica Holdings Inc.	62,302	2,368
	HB Fuller Co.	41,841	2,123
*	Ingevity Corp.	35,664	2,107
	Minerals Technologies Inc.	28,941	2,082
	Balchem Corp.	26,352	2,074
*	RBC Bearings Inc.	18,960	1,921
*	Masonite International Corp.	25,406	1,871
	Hecla Mining Co.	319,960	1,837
*	GCP Applied Technologies Inc.	59,254	1,784
	Commercial Metals Co.	95,986	1,737
*	AK Steel Holding Corp.	260,931	1,592
*	Trex Co. Inc.	24,725	1,589
	Worthington Industries Inc.	37,704	1,582
*	Rexnord Corp.	69,317	1,580
	KapStone Paper and Packaging Corp.	72,259	1,527
	Quaker Chemical Corp.	10,846	1,512

Cabot Microelectronics Corp.	19,664	1,484
Trinseo SA	22,811	1,470
Mueller Water Products Inc. Class A	130,771	1,462
Universal Forest Products Inc.	16,609	1,460
* MRC Global Inc.	78,529	1,418
Carpenter Technology Corp.	38,781	1,414
Allegheny Technologies Inc.	91,142	1,406
* Coeur Mining Inc.	150,787	1,399
Stepan Co.	16,524	1,398
Simpson Manufacturing Co. Inc.	34,667	1,393
* Cliffs Natural Resources Inc.	235,720	1,388
Mueller Industries Inc.	47,287	1,337
Apogee Enterprises Inc.	23,706	1,263
Innospec Inc.	19,700	1,261
Greif Inc. Class A	21,203	1,261
AAON Inc.	33,860	1,225
Kaiser Aluminum Corp.	14,788	1,218
* Ferro Corp.	69,769	1,169
Interface Inc. Class A	53,979	1,109
* Univar Inc.	35,852	1,091
Neenah Paper Inc.	13,892	1,084
Comfort Systems USA Inc.	31,161	1,074
* Builders FirstSource Inc.	70,156	958
Schweitzer-Mauduit International Inc.	25,385	946
* BMC Stock Holdings Inc.	46,031	898
* Boise Cascade Co.	32,860	886
* Patrick Industries Inc.	13,350	884
* US Concrete Inc.	12,937	855
* Installed Building Products Inc.	16,748	831
* Gibraltar Industries Inc.	26,399	821
Tronox Ltd. Class A	54,003	821
* Kraton Corp.	24,769	800
* Caesarstone Ltd.	20,052	753
* Continental Building Products Inc.	29,588	722
A Schulman Inc.	23,933	701
Innophos Holdings Inc.	16,019	677
Deltic Timber Corp.	9,900	672
PH Glatfelter Co.	36,280	665
* Clearwater Paper Corp.	14,318	664
* JELD-WEN Holding Inc.	20,906	653
NN Inc.	21,843	625
Chase Corp.	5,880	620
Rayonier Advanced Materials Inc.	35,481	617
* Koppers Holdings Inc.	17,031	614
* Century Aluminum Co.	41,734	602
Quanex Building Products Corp.	28,867	595
Calgon Carbon Corp.	42,048	591
Ferroglobe plc	54,192	571
Materion Corp.	16,407	561
Advanced Drainage Systems Inc.	28,738	550
Griffon Corp.	24,977	542
Global Brass & Copper Holdings Inc.	17,726	537
Insteel Industries Inc.	14,499	461
* PGT Innovations Inc.	39,919	457
* TimkenSteel Corp.	32,872	431
Schnitzer Steel Industries Inc.	21,596	417
KMG Chemicals Inc.	7,431	416

	American Vanguard Corp.	23,729	400
	Hawkins Inc.	8,140	383
	Haynes International Inc.	10,518	377
*	Unifi Inc.	13,268	373
*	NCI Building Systems Inc.	22,301	371
*	Armstrong Flooring Inc.	19,722	365
	Aceto Corp.	24,129	341
	Kronos Worldwide Inc.	18,545	340
	Greif Inc. Class B	5,052	336
	Tredegar Corp.	21,163	334
*	Multi Packaging Solutions International Ltd.	17,507	315
*	OMNOVA Solutions Inc.	35,940	311
*	Landec Corp.	22,052	309
*	Veritiv Corp.	6,815	301
	Myers Industries Inc.	17,766	300
*	Ply Gem Holdings Inc.	17,984	294
	Culp Inc.	9,137	293
	FutureFuel Corp.	21,340	289
*	GMS Inc.	5,940	194
	LSI Industries Inc.	19,696	174
*,^ LSB Industries Inc.		17,867	157
	Omega Flex Inc.	2,533	155
	DMC Global Inc.	11,956	151
*	UFP Technologies Inc.	5,390	147
	Gold Resource Corp.	41,415	146
*	Foundation Building Materials Inc.	10,647	144
	Oil-Dri Corp. of America	3,979	137
	United States Lime & Minerals Inc.	1,621	127
	Olympic Steel Inc.	7,508	124
*	AgroFresh Solutions Inc.	17,238	121
	Ampco-Pittsburgh Corp.	7,673	121
*	Lawson Products Inc.	5,296	113
*	Forterra Inc.	15,377	111
*	Ryerson Holding Corp.	10,097	84
*	ChromaDex Corp.	22,381	73
	Valhi Inc.	20,548	70
*	Handy & Harman Ltd.	2,274	65
*	NL Industries Inc.	7,599	56
	CompX International Inc.	1,216	17
*	Ferroglobe R&W Trust	46,440	—
			115,958
Other (0.0%)2
*	Dyax Corp CVR Expire 12/31/2019	83,094	166
*	Tobira Therapeutics Inc. CVR	6,227	86
*	Schneider National Inc. Class B	4,100	81
*	KKR Real Estate Finance Trust Inc.	3,505	78
*	WideOpenWest Inc.	3,710	68
*	Floor & Decor Holdings Inc. Class A	1,327	51
*	Biohaven Pharmaceutical Holding Co. Ltd.	1,633	41
*	NCS Multistage Holdings Inc.	1,060	28
*	Media General Inc. CVR	85,418	25
*	Carvana Co.	2,450	25
*	G1 Therapeutics Inc.	1,250	23
*	Yext Inc.	1,265	19
*	Ovid therapeutics Inc.	1,450	19
	Warrior Met Coal Inc.	1,053	18
*	Appian Corp.	990	18

* Cloudera Inc.	689	14
* MuleSoft Inc. Class A	371	10
* Alteryx Inc. Class A	328	6
* Okta Inc.	204	5
* Chelsea Therapeutics International Ltd. CVR	31,094	3
* Omthera Pharmaceuticals Inc. CVR	2,012	1
* Durata Therapeutics Inc CVR Expire 12/31/2018	680	—
* Clinical Data CVR	913	—
* Gerber Scientific Inc. CVR	2,358	—
		785
Producer Durables (13.5%)
* XPO Logistics Inc.	81,921	4,309
* Teledyne Technologies Inc.	29,859	3,927
MAXIMUS Inc.	54,937	3,410
Curtiss-Wright Corp.	37,101	3,340
EMCOR Group Inc.	52,302	3,296
Woodward Inc.	45,604	3,107
Littelfuse Inc.	18,556	3,005
Healthcare Services Group Inc.	60,142	2,879
Deluxe Corp.	40,876	2,786
EnerSys	36,434	2,698
Kennametal Inc.	66,145	2,545
* Advanced Energy Industries Inc.	32,986	2,538
* Esterline Technologies Corp.	24,826	2,419
Barnes Group Inc.	42,046	2,379
Brink's Co.	37,666	2,377
* MasTec Inc.	55,404	2,349
John Bean Technologies Corp.	27,013	2,331
* On Assignment Inc.	42,584	2,231
Tetra Tech Inc.	48,299	2,219
* Hawaiian Holdings Inc.	44,080	2,208
* WageWorks Inc.	30,590	2,164
* Darling Ingredients Inc.	137,415	2,153
* Dycom Industries Inc.	25,554	2,151
* KLX Inc.	44,162	2,137
MSA Safety Inc.	26,031	2,111
^ GATX Corp.	34,265	2,038
ABM Industries Inc.	46,639	2,007
Applied Industrial Technologies Inc.	31,712	1,958
* Itron Inc.	27,983	1,893
* Moog Inc. Class A	26,803	1,877
* Electronics For Imaging Inc.	39,398	1,868
Knight Transportation Inc.	55,818	1,861
Convergys Corp.	74,564	1,813
UniFirst Corp.	12,629	1,789
* Generac Holdings Inc.	51,535	1,786
* Advisory Board Co.	34,230	1,770
Hillenbrand Inc.	49,269	1,759
* TopBuild Corp.	32,155	1,722
HNI Corp.	37,834	1,628
Herman Miller Inc.	50,075	1,580
Watts Water Technologies Inc. Class A	25,148	1,562
Granite Construction Inc.	33,068	1,550
Korn/Ferry International	48,146	1,546
Allegiant Travel Co. Class A	10,997	1,507
* Swift Transportation Co.	62,202	1,490
Franklin Electric Co. Inc.	38,581	1,474

	SkyWest Inc.	42,071	1,443
*	ExlService Holdings Inc.	27,289	1,429
	Brady Corp. Class A	38,443	1,380
	Triumph Group Inc.	40,981	1,336
*	Proto Labs Inc.	20,497	1,312
	Forward Air Corp.	24,962	1,301
	Actuant Corp. Class A	49,192	1,277
	Exponent Inc.	21,451	1,272
	ESCO Technologies Inc.	21,240	1,223
	EnPro Industries Inc.	18,021	1,204
	Steelcase Inc. Class A	71,768	1,202
*	FTI Consulting Inc.	34,555	1,193
	AZZ Inc.	21,648	1,174
	Albany International Corp.	23,944	1,156
*	OSI Systems Inc.	14,571	1,154
*	SPX FLOW Inc.	29,580	1,104
*	Aerojet Rocketdyne Holdings Inc.	49,986	1,095
*	TriNet Group Inc.	35,179	1,088
*	Sykes Enterprises Inc.	32,421	1,081
	Kaman Corp.	22,318	1,078
*	Navistar International Corp.	41,549	1,075
	Matson Inc.	36,045	1,055
*,^ Axon Enterprise Inc.		43,679	1,049
	Mobile Mini Inc.	37,176	1,041
	Raven Industries Inc.	30,385	1,028
	Tennant Co.	14,569	1,020
*	ACCO Brands Corp.	89,034	1,011
*	Harsco Corp.	67,713	1,009
	Werner Enterprises Inc.	36,965	1,007
*	Atlas Air Worldwide Holdings Inc.	20,607	1,004
	Greenbrier Cos. Inc.	22,612	1,001
	Wabash National Corp.	49,993	999
*	Hub Group Inc. Class A	27,828	998
	Insperity Inc.	13,166	993
	Cubic Corp.	21,165	981
*	Saia Inc.	21,170	978
	AAR Corp.	27,783	971
	Multi-Color Corp.	11,268	968
*	Air Transport Services Group Inc.	40,377	963
*	TrueBlue Inc.	35,463	952
	Triton International Ltd./Bermuda	33,618	942
	Standex International Corp.	10,709	941
	US Ecology Inc.	18,421	921
	Badger Meter Inc.	23,416	918
	Altra Industrial Motion Corp.	21,219	917
	Astec Industries Inc.	16,219	908
	CIRCOR International Inc.	13,839	892
*	Rush Enterprises Inc. Class A	24,574	881
*	Chart Industries Inc.	25,623	880
	Aircastle Ltd.	39,948	872
	Knoll Inc.	40,027	861
*	Paylocity Holding Corp.	18,203	853
	Sun Hydraulics Corp.	19,624	840
*	SPX Corp.	34,834	839
	Briggs & Stratton Corp.	35,247	838
*	TriMas Corp.	37,850	825
*	Tutor Perini Corp.	31,450	816

Federal Signal Corp.	50,571	793
Primoris Services Corp.	33,700	782
* Navigant Consulting Inc.	39,966	779
* Huron Consulting Group Inc.	18,162	755
Lindsay Corp.	8,773	749
Heartland Express Inc.	37,872	737
MTS Systems Corp.	14,039	728
* ICF International Inc.	15,231	717
* Lydall Inc.	13,874	700
Encore Wire Corp.	16,925	700
Kadant Inc.	8,986	691
Alamo Group Inc.	7,938	676
General Cable Corp.	40,756	674
^ Ship Finance International Ltd.	49,246	665
Argan Inc.	11,149	658
McGrath RentCorp	19,804	657
Douglas Dynamics Inc.	20,739	631
* Team Inc.	24,156	620
* CBIZ Inc.	40,934	618
* Manitowoc Co. Inc.	107,042	606
* Kratos Defense & Security Solutions Inc.	55,630	602
* PHH Corp.	44,353	597
* Modine Manufacturing Co.	39,059	594
TeleTech Holdings Inc.	13,806	587
Hyster-Yale Materials Handling Inc.	7,812	583
* Aegion Corp. Class A	29,427	582
Kelly Services Inc. Class A	24,811	576
* RPX Corp.	41,134	545
Quad/Graphics Inc.	24,367	543
* Aerovironment Inc.	17,037	529
Kimball International Inc. Class B	30,667	527
H&E Equipment Services Inc.	26,480	527
Scorpio Tankers Inc.	138,058	514
Essendant Inc.	31,427	506
* Thermon Group Holdings Inc.	26,919	499
* Astronics Corp.	16,193	495
^ Nordic American Tankers Ltd.	82,660	493
* FARO Technologies Inc.	13,999	486
Marten Transport Ltd.	18,841	466
* DXP Enterprises Inc.	12,968	465
* Wesco Aircraft Holdings Inc.	46,853	452
Columbus McKinnon Corp.	16,175	452
* Casella Waste Systems Inc. Class A	31,931	448
* Echo Global Logistics Inc.	23,721	442
^ GasLog Ltd.	33,496	434
* CSW Industrials Inc.	12,190	430
* Advanced Disposal Services Inc.	18,444	430
* SP Plus Corp.	14,256	421
* Babcock & Wilcox Enterprises Inc.	38,591	411
* Engility Holdings Inc.	15,100	398
Mesa Laboratories Inc.	2,520	394
Titan International Inc.	37,646	390
ArcBest Corp.	20,463	385
* MYR Group Inc.	12,561	369
Kforce Inc.	20,393	367
Gorman-Rupp Co.	14,983	361
Ennis Inc.	21,773	349

	Barrett Business Services Inc.	6,077	347
*	InnerWorkings Inc.	31,835	345
^	Frontline Ltd.	57,995	336
*	Control4 Corp.	16,705	332
	Forrester Research Inc.	8,410	331
	Heidrick & Struggles International Inc.	15,296	330
*	Titan Machinery Inc.	19,523	329
	DHT Holdings Inc.	75,206	317
*	Mistras Group Inc.	14,673	307
	VSE Corp.	7,288	305
	Resources Connection Inc.	23,685	297
*,^ Plug Power Inc.		157,776	293
*	Ducommun Inc.	8,883	283
	REV Group Inc.	10,386	279
	Hackett Group Inc.	18,907	277
*	TRC Cos. Inc.	15,818	277
*	Vectrus Inc.	9,235	272
*	Scorpio Bulkers Inc.	46,889	272
*	GP Strategies Corp.	10,900	268
*	International Seaways Inc.	13,238	262
	Park-Ohio Holdings Corp.	6,981	259
*	CAI International Inc.	13,203	254
*	YRC Worldwide Inc.	27,325	251
^	Teekay Corp.	40,981	250
	Powell Industries Inc.	7,294	240
	Miller Industries Inc.	9,288	238
	Spartan Motors Inc.	27,225	234
^	American Railcar Industries Inc.	6,549	232
*	Vicor Corp.	13,668	232
	CECO Environmental Corp.	24,233	228
*	NV5 Global Inc.	6,167	226
*	Energy Recovery Inc.	29,664	225
	CRA International Inc.	6,508	225
	Ardmore Shipping Corp.	30,178	217
*	Atkore International Group Inc.	10,364	216
	NACCO Industries Inc. Class A	3,244	215
	Textainer Group Holdings Ltd.	19,382	213
*	Milacron Holdings Corp.	12,163	211
*	Great Lakes Dredge & Dock Corp.	49,319	205
*	Radiant Logistics Inc.	32,571	191
	Supreme Industries Inc. Class A	10,765	191
*	Covenant Transportation Group Inc. Class A	10,289	189
*,^ Energous Corp.		12,269	189
	Bristow Group Inc.	27,850	182
	Marlin Business Services Corp.	7,179	182
*	Vishay Precision Group Inc.	10,278	178
	Teekay Tankers Ltd. Class A	94,279	177
*	Gener8 Maritime Inc.	32,941	175
*	ServiceSource International Inc.	49,687	172
	Graham Corp.	8,125	170
*	Heritage-Crystal Clean Inc.	11,144	170
*	Rush Enterprises Inc. Class B	5,103	168
^	Costamare Inc.	25,566	167
	FreightCar America Inc.	9,954	167
	Hurco Cos. Inc.	5,569	162
*	Roadrunner Transportation Systems Inc.	25,295	161
*	Dorian LPG Ltd.	20,491	160

*	Orion Group Holdings Inc.	21,777	155
*	Maxwell Technologies Inc.	26,744	155
*	HC2 Holdings Inc.	27,194	144
*	Neff Corp. Class A	8,275	141
*	Global Sources Ltd.	6,443	135
*	Hill International Inc.	26,670	131
	Allied Motion Technologies Inc.	5,165	130
*	Liquidity Services Inc.	20,827	129
*,^ Aqua Metals Inc.		10,646	126
*,^ ExOne Co.		8,939	118
*	DHI Group Inc.	40,852	116
*	Ascent Capital Group Inc. Class A	8,399	116
*	Layne Christensen Co.	15,367	112
	Hardinge Inc.	9,166	111
*	IES Holdings Inc.	6,898	106
	Preformed Line Products Co.	2,065	99
*	Gencor Industries Inc.	6,042	98
	Navios Maritime Acquisition Corp.	65,043	94
	Universal Logistics Holdings Inc.	6,680	92
*	Information Services Group Inc.	24,325	89
*	PHI Inc.	9,646	86
*	Blue Bird Corp.	4,629	84
	Overseas Shipholding Group Inc. Class A	31,208	82
*	PFSweb Inc.	11,514	80
*	Willis Lease Finance Corp.	2,922	76
*,^ Tidewater Inc.		68,709	50
*	ALJ Regional Holdings Inc.	14,502	49
*	USA Truck Inc.	7,164	47
	Celadon Group Inc.	22,578	45
*	American Superconductor Corp.	9,194	38
*	PAM Transportation Services Inc.	2,139	38
*,^ Workhorse Group Inc.		8,994	32
*,^ Patriot National Inc.		8,526	21
			211,387
Technology (15.3%)
*,^ Advanced Micro Devices Inc.		633,819	7,092
*	Take-Two Interactive Software Inc.	82,607	6,339
*	Coherent Inc.	20,544	5,098
	LogMeIn Inc.	44,234	4,910
*	Microsemi Corp.	97,006	4,764
*	Aspen Technology Inc.	65,335	3,996
	Universal Display Corp.	34,757	3,941
*	Cavium Inc.	53,909	3,934
	MKS Instruments Inc.	45,770	3,742
*	Cirrus Logic Inc.	52,363	3,453
*	EPAM Systems Inc.	40,335	3,383
	Blackbaud Inc.	40,837	3,378
	Monolithic Power Systems Inc.	33,914	3,330
*	Ellie Mae Inc.	27,376	2,999
*	Proofpoint Inc.	34,151	2,937
*	GrubHub Inc.	67,551	2,936
*	Entegris Inc.	118,262	2,921
*	Integrated Device Technology Inc.	112,740	2,884
*	Tech Data Corp.	29,242	2,836
*	ViaSat Inc.	43,331	2,827
*	NetScout Systems Inc.	74,924	2,742
	SYNNEX Corp.	24,478	2,723

*	Ciena Corp.	114,937	2,699
	Science Applications International Corp.	35,384	2,689
*	Silicon Laboratories Inc.	34,485	2,579
*	CACI International Inc. Class A	20,359	2,506
*	Paycom Software Inc.	36,821	2,410
*	Lumentum Holdings Inc.	42,232	2,409
	InterDigital Inc.	29,012	2,350
*	Sanmina Corp.	61,393	2,247
*	Finisar Corp.	90,005	2,220
*	ACI Worldwide Inc.	96,525	2,207
*	Viavi Solutions Inc.	196,380	2,205
*	Verint Systems Inc.	51,984	2,137
*	iRobot Corp.	22,429	2,080
*	Semtech Corp.	54,077	2,066
	Vishay Intertechnology Inc.	114,145	1,866
*,^ 3D Systems Corp.		89,918	1,839
*	Anixter International Inc.	24,248	1,831
*	CommVault Systems Inc.	32,350	1,816
*	Zendesk Inc.	68,056	1,768
	Pegasystems Inc.	30,102	1,759
	TiVo Corp.	97,978	1,744
*	HubSpot Inc.	24,131	1,740
*	Acxiom Corp.	64,918	1,701
*	RingCentral Inc. Class A	49,254	1,680
*	DigitalGlobe Inc.	52,796	1,645
*	Synaptics Inc.	29,361	1,631
*	MACOM Technology Solutions Holdings Inc.	26,425	1,611
*	Rogers Corp.	15,086	1,602
*,^ Ambarella Inc.		26,883	1,574
*	Cornerstone OnDemand Inc.	42,123	1,574
*	RealPage Inc.	45,167	1,563
	Brooks Automation Inc.	56,519	1,557
*	Mercury Systems Inc.	38,967	1,550
	Power Integrations Inc.	22,995	1,540
	Diebold Nixdorf Inc.	57,102	1,510
*	NeuStar Inc. Class A	45,235	1,500
*	II-VI Inc.	49,793	1,494
	Plantronics Inc.	27,810	1,472
*	MaxLinear Inc.	46,677	1,454
*	Plexus Corp.	27,864	1,448
*	MicroStrategy Inc. Class A	7,908	1,442
*	Inphi Corp.	33,736	1,339
*	Benchmark Electronics Inc.	41,432	1,338
*	Insight Enterprises Inc.	30,573	1,270
*,^ Knowles Corp.		73,955	1,267
	Xperi Corp.	40,982	1,256
*	Envestnet Inc.	34,822	1,248
	Progress Software Corp.	42,029	1,227
	Methode Electronics Inc.	30,497	1,224
*	Callidus Software Inc.	50,753	1,213
*	Veeco Instruments Inc.	37,942	1,193
*	Imperva Inc.	24,073	1,189
	Ebix Inc.	21,089	1,167
*	Infinera Corp.	117,817	1,145
*	NETGEAR Inc.	27,215	1,142
*,^ Stratasys Ltd.		41,221	1,109
*	Rambus Inc.	91,469	1,083

	NIC Inc.	53,320	1,080
	CSG Systems International Inc.	26,841	1,071
*,^ Applied Optoelectronics Inc.		14,954	1,044
*	Gigamon Inc.	27,254	1,040
*	Fabrinet	29,215	1,029
*,^ Ubiquiti Networks Inc.		21,668	1,022
*	TTM Technologies Inc.	60,832	988
*	BroadSoft Inc.	24,408	976
*	Qualys Inc.	22,779	957
*	Amkor Technology Inc.	84,289	956
*	Novanta Inc.	26,468	900
*	FormFactor Inc.	58,139	855
*	Q2 Holdings Inc.	21,412	848
*	Bottomline Technologies de Inc.	33,877	847
*,^ Globant SA		21,560	844
*	Extreme Networks Inc.	86,908	837
*	ePlus Inc.	10,616	836
*	Oclaro Inc.	92,656	823
*	Diodes Inc.	31,988	819
*	SPS Commerce Inc.	14,000	814
*	Web.com Group Inc.	35,606	810
*	TrueCar Inc.	45,820	806
*	ScanSource Inc.	21,180	805
*	New Relic Inc.	18,213	795
	ADTRAN Inc.	41,275	795
*	Super Micro Computer Inc.	32,269	794
	ManTech International Corp. Class A	20,518	786
*	Box Inc.	40,684	761
*	Pure Storage Inc. Class A	56,284	728
*	GTT Communications Inc.	21,833	704
*	Lattice Semiconductor Corp.	99,491	691
*	CEVA Inc.	16,288	688
*	Virtusa Corp.	23,147	672
*	Blucora Inc.	32,718	671
	Monotype Imaging Holdings Inc.	34,083	666
	AVX Corp.	38,807	635
*	PROS Holdings Inc.	20,847	623
*	Ultra Clean Holdings Inc.	26,993	617
*	Five9 Inc.	27,367	615
*	Cray Inc.	33,846	601
*	Rudolph Technologies Inc.	25,066	599
*	CalAmp Corp.	29,646	560
	CTS Corp.	26,459	557
*	Photronics Inc.	55,238	555
*	Nanometrics Inc.	19,920	554
*	Vocera Communications Inc.	20,629	551
*	Axcelis Technologies Inc.	24,489	533
*	Perficient Inc.	29,674	512
*	Unisys Corp.	41,555	490
	Syntel Inc.	27,409	479
*	Hortonworks Inc.	35,694	441
*	Synchronoss Technologies Inc.	34,439	440
*	Xcerra Corp.	44,409	431
*	Loral Space & Communications Inc.	10,745	424
*	LivePerson Inc.	44,331	423
*	Bankrate Inc.	40,198	420
	Cohu Inc.	22,490	412

*	Kimball Electronics Inc.	23,611	411
*	Barracuda Networks Inc.	18,135	398
*	Endurance International Group Holdings Inc.	49,601	374
*	Actua Corp.	26,122	366
*	PDF Solutions Inc.	22,352	363
*	VASCO Data Security International Inc.	25,513	350
*	KeyW Holding Corp.	37,604	346
*,^ Workiva Inc.		18,818	342
*,^ Benefitfocus Inc.		10,689	340
*	MINDBODY Inc. Class A	11,879	333
*	Varonis Systems Inc.	9,035	328
*	ShoreTel Inc.	55,895	324
*	Silver Spring Networks Inc.	31,370	319
*	Bazaarvoice Inc.	70,162	319
*	Harmonic Inc.	63,031	318
	NVE Corp.	3,989	315
*	Evolent Health Inc. Class A	13,705	315
*	A10 Networks Inc.	37,296	305
	IXYS Corp.	20,628	304
	Daktronics Inc.	30,338	301
*	Alpha & Omega Semiconductor Ltd.	16,115	300
*	Rapid7 Inc.	16,288	299
*	Xactly Corp.	18,765	295
*	Blackline Inc.	8,371	283
*	Digimarc Corp.	8,066	281
*	Alarm.com Holdings Inc.	8,590	280
	Comtech Telecommunications Corp.	19,125	276
	Park Electrochemical Corp.	16,164	273
*	Sonus Networks Inc.	40,399	273
*	Carbonite Inc.	14,580	271
*	Sapiens International Corp. NV	20,800	258
*	Coupa Software Inc.	7,419	254
*	Zix Corp.	43,687	252
*	Jive Software Inc.	47,778	252
	QAD Inc. Class A	7,739	252
	PC Connection Inc.	9,284	242
	Silicom Ltd.	4,688	239
*	Model N Inc.	18,372	238
	American Software Inc. Class A	21,314	229
*	Impinj Inc.	5,203	227
*	Calix Inc.	34,670	227
*	Telenav Inc.	27,762	226
*	ChannelAdvisor Corp.	19,755	225
*	NeoPhotonics Corp.	24,987	225
	EMCORE Corp.	21,979	221
*	DSP Group Inc.	18,567	220
*	Glu Mobile Inc.	85,542	217
*	MobileIron Inc.	39,082	211
*	Immersion Corp.	24,507	208
*	Digi International Inc.	21,339	204
*,^ Acacia Communications Inc.		4,327	204
*	Electro Scientific Industries Inc.	23,428	196
*	Sigma Designs Inc.	31,120	194
*	pdvWireless Inc.	8,036	192
*	Everbridge Inc.	7,339	190
*	Mitek Systems Inc.	24,235	189
*	Appfolio Inc.	6,455	185

*	Meet Group Inc.	39,939	185
*	Kopin Corp.	52,836	182
*	Limelight Networks Inc.	61,287	181
	Bel Fuse Inc. Class B	7,520	180
*	Acacia Research Corp.	41,751	165
*	Exa Corp.	11,557	161
	Systemax Inc.	9,993	159
*	Rubicon Project Inc.	30,241	151
*	Brightcove Inc.	24,349	145
*	Sparton Corp.	8,195	141
*	USA Technologies Inc.	30,163	140
*,^ VirnetX Holding Corp.		40,865	139
*,^ Park City Group Inc.		10,963	137
*	Avid Technology Inc.	26,026	136
	Reis Inc.	7,029	133
*	Ichor Holdings Ltd.	5,630	132
*	Guidance Software Inc.	20,107	129
*	Agilysys Inc.	12,854	127
*	Global Eagle Entertainment Inc.	38,773	120
*	Clearfield Inc.	9,174	120
*	KVH Industries Inc.	12,553	119
*	Radisys Corp.	31,261	118
*	ARC Document Solutions Inc.	35,175	116
*	TechTarget Inc.	12,524	114
*	Amber Road Inc.	15,589	113
*	Quantenna Communications Inc.	5,735	110
*	Apptio Inc. Class A	6,258	103
	Black Box Corp.	11,954	98
*	Autobytel Inc.	7,455	94
*	Aerohive Networks Inc.	19,582	93
*	NCI Inc. Class A	4,760	91
*	Rightside Group Ltd.	9,107	83
*	RealNetworks Inc.	19,725	82
*	SecureWorks Corp. Class A	4,776	52
*	Numerex Corp. Class A	10,832	45
*	Majesco	4,549	22
			240,515
Utilities (4.9%)
	IDACORP Inc.	42,743	3,731
	Portland General Electric Co.	75,602	3,579
	WGL Holdings Inc.	42,736	3,536
	j2 Global Inc.	40,613	3,437
	Southwest Gas Holdings Inc.	40,034	3,185
	ONE Gas Inc.	44,145	3,119
	New Jersey Resources Corp.	72,777	3,049
	ALLETE Inc.	41,544	3,049
	Black Hills Corp.	43,197	3,004
	Spire Inc.	37,936	2,688
	PNM Resources Inc.	66,823	2,573
	NorthWestern Corp.	40,727	2,523
	South Jersey Industries Inc.	66,963	2,438
	Avista Corp.	52,982	2,270
	Ormat Technologies Inc.	32,666	1,944
	MGE Energy Inc.	29,229	1,903
	El Paso Electric Co.	33,674	1,818
*	Straight Path Communications Inc. Class B	8,002	1,432
	Northwest Natural Gas Co.	22,777	1,395

	American States Water Co.	30,438	1,394
	California Water Service Group	40,152	1,391
	Cogent Communications Holdings Inc.	34,609	1,364
	Otter Tail Corp.	31,850	1,272
	Pattern Energy Group Inc. Class A	55,277	1,247
	Shenandoah Telecommunications Co.	38,704	1,186
*	Vonage Holdings Corp.	160,022	1,106
	Atlantica Yield plc	49,179	1,027
*	8x8 Inc.	74,156	1,012
	Chesapeake Utilities Corp.	12,968	963
	NRG Yield Inc.	53,921	954
	West Corp.	36,306	841
*	General Communication Inc. Class A	22,518	833
	Consolidated Communications Holdings Inc.	41,423	825
*	Dynegy Inc.	97,994	810
*	Iridium Communications Inc.	69,614	689
	SJW Group	13,698	658
*,^ Globalstar Inc.		332,118	658
	Windstream Holdings Inc.	150,915	641
*,^ Gogo Inc.		46,570	602
	Cincinnati Bell Inc.	35,033	596
	ATN International Inc.	8,734	572
	Unitil Corp.	11,536	549
*	ORBCOMM Inc.	54,597	535
	NRG Yield Inc. Class A	28,358	488
	Connecticut Water Service Inc.	9,169	487
*	Boingo Wireless Inc.	30,195	485
	Middlesex Water Co.	13,380	473
	York Water Co.	10,779	357
	Spok Holdings Inc.	17,588	306
*	Lumos Networks Corp.	15,692	281
*	FairPoint Communications Inc.	18,171	262
	IDT Corp. Class B	14,256	242
*	Atlantic Power Corp.	99,048	233
	Artesian Resources Corp. Class A	6,573	231
^	Spark Energy Inc. Class A	4,222	185
	Delta Natural Gas Co. Inc.	5,765	173
	Consolidated Water Co. Ltd.	12,175	144
*	Hawaiian Telcom Holdco Inc.	5,348	134
*	AquaVenture Holdings Ltd.	6,117	104
*,^ Intelsat SA		27,902	86
	Genie Energy Ltd. Class B	10,737	83
	Global Water Resources Inc.	6,458	61
*	NII Holdings Inc.	45,603	26
			77,239
Total Common Stocks (Cost $1,456,985)			1,561,582

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.1%)1
Money Market Fund (2.0%)
3,4 Vanguard Market Liquidity Fund		1.040%		317,775	31,784

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	0.621%	6/1/17	150	150
5	United States Treasury Bill	0.612%	7/20/17	300	300
5	United States Treasury Bill	0.929%	9/21/17	300	299
					749
Total Temporary Cash Investments (Cost $32,529)					32,533
Total Investments (101.5%) (Cost $1,489,514)					1,594,115
Other Assets and Liabilities-Net (-1.5%)4					(23,573)
Net Assets (100%)					1,570,542

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,250,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $26,088,000 of collateral received for securities on loan.
5 Securities with a value of $599,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Russell 2000 Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,561,300	—	282
Temporary Cash Investments	31,784	749	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	1,593,078	749	282
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2017	129	8,831	(80)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2017, the cost of investment securities for tax purposes was $1,489,548,000. Net unrealized appreciation of investment securities for tax purposes was $104,567,000, consisting of

Russell 2000 Index Fund

unrealized gains of $254,957,000 on securities that had risen in value since their purchase and $150,390,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Growth Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Consumer Discretionary (15.8%)
*	Grand Canyon Education Inc.	25,195	1,975
*	Bright Horizons Family Solutions Inc.	24,587	1,886
	Texas Roadhouse Inc. Class A	37,055	1,813
	Tenneco Inc.	29,900	1,700
^	Cracker Barrel Old Country Store Inc.	10,174	1,697
*	Five Below Inc.	30,017	1,540
	Jack in the Box Inc.	14,279	1,522
	Cheesecake Factory Inc.	25,411	1,499
*	Helen of Troy Ltd.	15,664	1,425
*	Dave & Buster's Entertainment Inc.	21,178	1,413
*	Steven Madden Ltd.	34,509	1,354
	Sinclair Broadcast Group Inc. Class A	41,201	1,335
*	Buffalo Wild Wings Inc.	9,049	1,300
	Churchill Downs Inc.	7,579	1,271
*	Stamps.com Inc.	9,086	1,253
*,^ Cimpress NV		14,103	1,246
*	Dorman Products Inc.	14,874	1,240
	Papa John's International Inc.	15,232	1,227
	Big Lots Inc.	25,008	1,221
	Lithia Motors Inc. Class A	13,248	1,204
	LCI Industries	13,264	1,180
*	Boyd Gaming Corp.	46,219	1,174
	Bloomin' Brands Inc.	58,419	1,170
	Matthews International Corp. Class A	17,839	1,137
*,^ Wayfair Inc.		17,652	1,111
	Children's Place Inc.	9,748	1,055
	PriceSmart Inc.	11,214	990
	American Eagle Outfitters Inc.	83,725	963
	Nexstar Media Group Inc. Class A	16,733	957
*	Shutterfly Inc.	19,312	956
*	2U Inc.	20,533	878
	Monro Muffler Brake Inc.	17,493	868
	Nutrisystem Inc.	16,287	848
*	Sotheby's	15,856	834
*	Cooper-Standard Holdings Inc.	7,692	831
*	IMAX Corp.	32,873	823
	Columbia Sportswear Co.	15,060	817
*	Etsy Inc.	58,504	785
	Bob Evans Farms Inc.	11,082	780
*	Penn National Gaming Inc.	39,885	771
*	Gentherm Inc.	20,343	767
*	American Woodmark Corp.	7,748	719
*	American Axle & Manufacturing Holdings Inc.	47,312	715
*	Select Comfort Corp.	24,075	693
*	American Outdoor Brands Corp.	30,585	693
	Sonic Corp.	23,094	675
*	Scientific Games Corp. Class A	28,947	672
	SeaWorld Entertainment Inc.	37,324	666
	Travelport Worldwide Ltd.	47,954	647

*	Asbury Automotive Group Inc.	11,164	625
	Chico's FAS Inc.	65,338	618
^	Sturm Ruger & Co. Inc.	9,624	613
	HSN Inc.	17,469	579
*	Houghton Mifflin Harcourt Co.	46,271	571
*	BJ's Restaurants Inc.	11,855	531
*	Cavco Industries Inc.	4,754	524
*	Taylor Morrison Home Corp. Class A	22,344	520
*	Universal Electronics Inc.	7,971	515
	Capella Education Co.	5,845	506
*,^ Shutterstock Inc.		10,619	494
*	Eldorado Resorts Inc.	23,654	491
*	Liberty TripAdvisor Holdings Inc. Class A	40,517	480
	ClubCorp Holdings Inc.	35,839	477
*	Ollie's Bargain Outlet Holdings Inc.	11,258	463
	Oxford Industries Inc.	8,487	456
	World Wrestling Entertainment Inc. Class A	20,100	410
*	Fox Factory Holding Corp.	12,467	410
*	HealthStream Inc.	14,329	399
	Red Rock Resorts Inc. Class A	16,803	397
*	Quotient Technology Inc.	35,692	393
*	Weight Watchers International Inc.	14,394	379
	Ethan Allen Interiors Inc.	13,932	375
*	G-III Apparel Group Ltd.	19,103	374
	Winnebago Industries Inc.	14,965	367
	Ruth's Hospitality Group Inc.	16,816	363
	Tile Shop Holdings Inc.	18,117	356
	Standard Motor Products Inc.	7,168	349
*	SiteOne Landscape Supply Inc.	6,479	345
*	Denny's Corp.	28,439	338
*	Shake Shack Inc. Class A	8,751	324
	Planet Fitness Inc. Class A	14,584	319
*	Nautilus Inc.	17,069	310
	La-Z-Boy Inc.	11,558	306
	MDC Holdings Inc.	8,891	299
	Viad Corp.	6,440	284
*	Crocs Inc.	41,025	280
*	Motorcar Parts of America Inc.	9,605	279
*	LGI Homes Inc.	8,548	277
*	Francesca's Holdings Corp.	21,287	269
*	Gray Television Inc.	22,340	269
*	Fiesta Restaurant Group Inc.	12,207	269
*	Angie's List Inc.	22,188	267
	DineEquity Inc.	5,683	260
	Wingstop Inc.	8,799	251
	Callaway Golf Co.	19,562	249
*	Chuy's Holdings Inc.	9,124	245
*	Malibu Boats Inc. Class A	10,089	245
	Strayer Education Inc.	2,681	237
*	MSG Networks Inc.	11,191	236
*	XO Group Inc.	14,194	234
*	Stoneridge Inc.	14,943	231
*	Chegg Inc.	19,079	229
	Wolverine World Wide Inc.	8,528	222
*	Hibbett Sports Inc.	9,443	219
	KB Home	10,091	212
	Entravision Communications Corp. Class A	36,296	209

	Carriage Services Inc. Class A	7,639	201
*	Carrols Restaurant Group Inc.	16,667	198
*	Avon Products Inc.	52,608	179
*	Horizon Global Corp.	12,106	178
*	Central European Media Enterprises Ltd. Class A	42,658	166
*	Laureate Education Inc. Class A	9,927	166
	ILG Inc.	6,023	162
	Camping World Holdings Inc. Class A	6,008	162
	Group 1 Automotive Inc.	2,670	161
	AMC Entertainment Holdings Inc. Class A	6,938	156
*	Instructure Inc.	5,810	155
	Inter Parfums Inc.	4,398	153
*	Potbelly Corp.	13,295	153
	Winmark Corp.	1,233	151
*,^ Zoe's Kitchen Inc.		10,659	148
*	Liberty Media Corp-Liberty Formula One	4,370	146
*	Habit Restaurants Inc. Class A	7,557	140
*	MarineMax Inc.	7,725	139
*	La Quinta Holdings Inc.	9,803	136
	Acushnet Holdings Corp.	7,010	133
*	Care.com Inc.	7,815	120
*	Party City Holdco Inc.	6,677	111
*	Nathan's Famous Inc.	1,726	109
	Collectors Universe Inc.	4,200	105
*	Duluth Holdings Inc.	5,371	105
*	Overstock.com Inc.	7,348	103
	Finish Line Inc. Class A	7,178	101
*	tronc Inc.	8,920	100
*	Rosetta Stone Inc.	8,282	98
*	Red Robin Gourmet Burgers Inc.	1,328	96
*	Bojangles' Inc.	5,469	96
	Marriott Vacations Worldwide Corp.	806	94
	Bassett Furniture Industries Inc.	3,136	93
	Buckle Inc.	5,368	91
*	Franklin Covey Co.	4,563	90
*,^ Daily Journal Corp.		426	90
*	Deckers Outdoor Corp.	1,274	88
	Tailored Brands Inc.	8,242	88
	Superior Uniform Group Inc.	4,440	86
	MCBC Holdings Inc.	4,247	82
*,^ Sportsman's Warehouse Holdings Inc.		13,665	80
*	Lindblad Expeditions Holdings Inc.	8,201	78
	MDC Partners Inc. Class A	9,262	77
*	Trade Desk Inc. Class A	1,388	76
	Marine Products Corp.	5,502	75
*	Eastman Kodak Co.	8,037	74
*	Vera Bradley Inc.	7,887	74
*	M/I Homes Inc.	2,589	73
*	Central Garden & Pet Co. Class A	2,518	73
*	Liberty Media Corp-Liberty Formula One Class A	2,073	66
*	Meritage Homes Corp.	1,555	62
*	TRI Pointe Group Inc.	4,988	62
*	Ascena Retail Group Inc.	32,566	58
	New Media Investment Group Inc.	4,277	55
*	elf Beauty Inc.	2,229	55
	Cato Corp. Class A	2,682	54
*,^ Jamba Inc.		7,098	50

*	Genesco Inc.	1,262	47
*	Pinnacle Entertainment Inc.	2,389	47
	Liberty Tax Inc.	3,254	46
*	Century Casinos Inc.	5,611	44
*	1-800-Flowers.com Inc. Class A	4,319	43
*	Reading International Inc. Class A	2,337	37
	Pier 1 Imports Inc.	7,165	36
*	Revlon Inc. Class A	1,877	35
	National Presto Industries Inc.	324	34
^	Unique Fabricating Inc.	3,672	34
*	At Home Group Inc.	1,794	34
*	Kirkland's Inc.	3,714	34
*	Destination XL Group Inc.	13,847	33
*	Liberty Media Corp-Liberty Braves	1,391	33
*	Hemisphere Media Group Inc. Class A	2,461	28
*	Urban One Inc.	12,891	26
^	Stein Mart Inc.	16,345	24
*	Noodles & Co. Class A	4,494	22
	Hooker Furniture Corp.	504	22
	Golden Entertainment Inc.	1,233	20
*	Gaia Inc. Class A	1,782	19
*	Century Communities Inc.	752	19
*	New Home Co. Inc.	1,737	19
*	Biglari Holdings Inc.	49	19
*	ZAGG Inc.	2,203	18
	Fred's Inc. Class A	1,246	17
*	Central Garden & Pet Co.	551	16
*	Del Frisco's Restaurant Group Inc.	761	13
*	Container Store Group Inc.	2,070	12
*	Vitamin Shoppe Inc.	986	11
*	Kona Grill Inc.	2,810	11
*,^ Sears Holdings Corp.		1,466	11
	Libbey Inc.	785	6
*	Build-A-Bear Workshop Inc.	554	6
	Weyco Group Inc.	207	6
*	Liberty Media Corp-Liberty Braves	186	4
*	Empire Resorts Inc.	120	3
*	Townsquare Media Inc. Class A	193	2
*	Vince Holding Corp.	957	1
			82,208
Consumer Staples (2.8%)
	B&G Foods Inc.	36,755	1,490
	Lancaster Colony Corp.	10,447	1,294
	J&J Snack Foods Corp.	8,347	1,086
	Core-Mark Holding Co. Inc.	25,616	872
	WD-40 Co.	7,935	839
*	Boston Beer Co. Inc. Class A	4,954	707
^	National Beverage Corp.	6,583	632
*	Performance Food Group Co.	20,919	592
	Coca-Cola Bottling Co. Consolidated	2,590	590
	Calavo Growers Inc.	8,687	588
*,^ Cal-Maine Foods Inc.		13,402	499
	Vector Group Ltd.	22,574	491
	Dean Foods Co.	25,473	465
*	Diplomat Pharmacy Inc.	25,539	438
	PetMed Express Inc.	11,039	387
*	USANA Health Sciences Inc.	5,803	374

	MGP Ingredients Inc.	7,060	362
^	Tootsie Roll Industries Inc.	9,870	343
	AdvancePierre Foods Holdings Inc.	7,653	308
^	GNC Holdings Inc. Class A	38,284	290
	Medifast Inc.	5,873	244
*	Freshpet Inc.	12,452	189
*	Primo Water Corp.	12,477	153
*	Chefs' Warehouse Inc.	9,907	150
*,^ Amplify Snack Brands Inc.		16,300	149
*	Farmer Brothers Co.	4,496	135
*	Smart & Final Stores Inc.	9,090	119
^	Natural Health Trends Corp.	4,100	114
	Limoneira Co.	6,063	112
	John B Sanfilippo & Son Inc.	1,374	89
^	Orchids Paper Products Co.	5,042	72
	Fresh Del Monte Produce Inc.	1,018	52
*	Craft Brew Alliance Inc.	2,757	46
*	Inventure Foods Inc.	10,645	45
*	Lifevantage Corp.	7,378	29
*	Turning Point Brands Inc.	1,693	28
*	Lifeway Foods Inc.	2,841	28
	Omega Protein Corp.	817	14
	Alico Inc.	146	4
			14,419
Energy (0.9%)
*	Callon Petroleum Co.	104,102	1,178
*	Matador Resources Co.	49,593	1,130
*	Carrizo Oil & Gas Inc.	34,736	762
*,^ Flotek Industries Inc.		30,554	302
*	TETRA Technologies Inc.	41,716	129
*	Par Pacific Holdings Inc.	6,320	109
	Evolution Petroleum Corp.	13,629	99
*	Trecora Resources	8,911	95
	Panhandle Oil and Gas Inc. Class A	4,361	85
*	SRC Energy Inc.	12,065	83
*,^ Sanchez Energy Corp.		12,347	74
*	EnerNOC Inc.	12,807	70
*	Abraxas Petroleum Corp.	36,766	68
*	Jagged Peak Energy Inc.	4,348	57
*	Isramco Inc.	417	45
*	WildHorse Resource Development Corp.	2,455	29
*	Keane Group Inc.	982	15
*	Renewable Energy Group Inc.	1,183	13
*	RigNet Inc.	754	13
	CVR Energy Inc.	387	8
*	Ramaco Resources Inc.	714	4
*	Smart Sand Inc.	404	4
*	Mammoth Energy Services Inc.	198	4
*	TPI Composites Inc.	199	3
			4,379
Financial Services (12.1%)
	Fair Isaac Corp.	17,327	2,299
	DuPont Fabros Technology Inc.	41,736	2,280
	Bank of the Ozarks Inc.	49,688	2,196
	CoreSite Realty Corp.	18,756	1,975
	Primerica Inc.	26,273	1,897

	Home BancShares Inc.	67,975	1,591
	National Health Investors Inc.	20,849	1,575
	Ryman Hospitality Properties Inc.	24,302	1,565
*	Essent Group Ltd.	41,765	1,515
	Evercore Partners Inc. Class A	21,885	1,484
	EastGroup Properties Inc.	17,685	1,440
	BGC Partners Inc. Class A	121,878	1,437
	PS Business Parks Inc.	10,945	1,382
	QTS Realty Trust Inc. Class A	26,197	1,368
*	Blackhawk Network Holdings Inc.	30,721	1,332
*	HRG Group Inc.	66,448	1,261
	STAG Industrial Inc.	46,282	1,249
	Urban Edge Properties	50,441	1,202
	Financial Engines Inc.	29,953	1,135
	Potlatch Corp.	22,690	1,038
	RLI Corp.	17,502	972
	Physicians Realty Trust	44,715	909
	ServisFirst Bancshares Inc.	25,843	885
	LTC Properties Inc.	18,111	873
*	Cardtronics plc Class A	25,234	864
	First Financial Bankshares Inc.	22,228	850
	Retail Opportunity Investments Corp.	42,939	848
	FirstCash Inc.	15,366	824
*	Eagle Bancorp Inc.	13,431	766
	Medical Properties Trust Inc.	56,000	725
*,^ BofI Holding Inc.		31,479	699
	CareTrust REIT Inc.	35,663	651
	Ameris Bancorp	14,944	648
	HFF Inc. Class A	20,023	625
	WisdomTree Investments Inc.	64,037	609
	Alexander & Baldwin Inc.	13,864	555
	Four Corners Property Trust Inc.	22,523	555
*	LendingTree Inc.	3,516	547
	Chemical Financial Corp.	11,975	538
	Universal Health Realty Income Trust	6,998	502
	EVERTEC Inc.	29,009	479
	FelCor Lodging Trust Inc.	66,701	478
*	iStar Inc.	38,296	464
	Moelis & Co. Class A	13,145	461
	Washington REIT	14,151	457
	Cohen & Steers Inc.	11,634	456
*	LendingClub Corp.	81,775	450
	Kennedy-Wilson Holdings Inc.	22,884	449
	Alexander's Inc.	1,087	448
	GEO Group Inc.	14,782	443
	First Industrial Realty Trust Inc.	14,410	416
	National Bank Holdings Corp. Class A	13,376	408
	AMERISAFE Inc.	7,867	407
	Banc of California Inc.	19,480	395
	Houlihan Lokey Inc. Class A	11,673	392
	Rexford Industrial Realty Inc.	14,169	386
	Diamond Hill Investment Group Inc.	1,744	353
	National General Holdings Corp.	15,817	347
	Gramercy Property Trust	11,692	345
	Universal Insurance Holdings Inc.	13,324	328
	Urstadt Biddle Properties Inc. Class A	16,337	306
	American Assets Trust Inc.	7,640	298

Saul Centers Inc.	4,748	272
Live Oak Bancshares Inc.	10,903	267
Acadia Realty Trust	9,518	258
Westwood Holdings Group Inc.	4,448	243
Greenhill & Co. Inc.	11,519	233
Armada Hoffler Properties Inc.	17,378	230
Cass Information Systems Inc.	3,717	228
^ Virtu Financial Inc. Class A	13,186	215
Capital Bank Financial Corp.	5,753	213
OM Asset Management plc	15,214	212
Terreno Realty Corp.	6,464	211
Chesapeake Lodging Trust	8,956	206
Pinnacle Financial Partners Inc.	3,418	206
Education Realty Trust Inc.	5,148	197
* Marcus & Millichap Inc.	8,092	196
RMR Group Inc. Class A	3,915	192
* eHealth Inc.	10,041	184
* Customers Bancorp Inc.	6,210	174
* Pacific Premier Bancorp Inc.	5,097	173
Washington Prime Group Inc.	22,247	170
* Trupanion Inc.	8,070	164
* Texas Capital Bancshares Inc.	2,106	155
* Green Dot Corp. Class A	4,106	151
City Office REIT Inc.	11,574	142
* Nationstar Mortgage Holdings Inc.	8,618	141
Sabra Health Care REIT Inc.	5,852	137
* Altisource Portfolio Solutions SA	6,477	133
Opus Bank	6,137	132
* WMIH Corp.	113,289	125
Pennsylvania REIT	10,983	118
United Insurance Holdings Corp.	7,109	115
Consolidated-Tomoka Land Co.	2,083	112
Park Sterling Corp.	9,391	109
Monmouth Real Estate Investment Corp.	6,371	93
* Atlas Financial Holdings Inc.	6,099	91
* Planet Payment Inc.	23,612	81
Union Bankshares Inc.	1,922	77
* First Foundation Inc.	4,824	74
Waddell & Reed Financial Inc. Class A	4,245	71
Meridian Bancorp Inc.	4,295	70
BNC Bancorp	2,181	69
UMH Properties Inc.	4,118	69
MedEquities Realty Trust Inc.	5,759	67
Hingham Institution for Savings	369	65
* Franklin Financial Network Inc.	1,654	64
National Storage Affiliates Trust	2,608	63
Crawford & Co. Class B	6,711	63
Pzena Investment Management Inc. Class A	6,237	54
Maiden Holdings Ltd.	5,007	53
Investment Technology Group Inc.	2,638	53
* Veritex Holdings Inc.	1,998	52
Silvercrest Asset Management Group Inc. Class A	3,956	48
County Bancorp Inc.	1,790	44
First Connecticut Bancorp Inc.	1,689	42
Global Medical REIT Inc.	4,442	41
* Real Industry Inc.	14,697	41
* CU Bancorp	1,128	41

	Northfield Bancorp Inc.	2,366	39
	CoBiz Financial Inc.	2,329	37
	Orchid Island Capital Inc.	3,605	36
*	AV Homes Inc.	2,242	35
*	Atlantic Capital Bancshares Inc.	1,880	35
	Hennessy Advisors Inc.	2,333	34
*	Third Point Reinsurance Ltd.	2,523	33
	State National Cos. Inc.	1,621	28
*	Forestar Group Inc.	1,950	28
	Western New England Bancorp Inc.	2,687	27
	Blue Hills Bancorp Inc.	1,441	26
	Hersha Hospitality Trust Class A	1,225	23
	Xenith Bankshares Inc.	729	22
*	Allegiance Bancshares Inc.	544	21
	GAIN Capital Holdings Inc.	3,348	20
*	PICO Holdings Inc.	1,190	19
	Heritage Commerce Corp.	1,402	19
	Kinsale Capital Group Inc.	499	18
	Bank of NT Butterfield & Son Ltd.	506	17
	GAMCO Investors Inc. Class A	574	17
	Bankwell Financial Group Inc.	518	16
*	Ladenburg Thalmann Financial Services Inc.	7,080	15
	Home Bancorp Inc.	423	15
*	HarborOne Bancorp Inc.	624	12
*	Cowen Inc. Class A	738	11
*	FB Financial Corp.	320	11
*	Regional Management Corp.	479	10
	CPI Card Group Inc.	4,475	9
	Fifth Street Asset Management Inc.	2,289	9
*	Trinity Place Holdings Inc.	1,251	8
	Value Line Inc.	460	8
	Medley Management Inc. Class A	1,115	6
*	Capstar Financial Holdings Inc.	199	4
*	Provident Bancorp Inc.	171	4
	Greene County Bancorp Inc.	121	3
*	UCP Inc.	238	3
			62,810
Health Care (21.3%)
*	TESARO Inc.	16,043	2,395
*	PAREXEL International Corp.	29,380	2,375
	HealthSouth Corp.	49,561	2,247
*	Medidata Solutions Inc.	30,794	2,192
*	Exact Sciences Corp.	59,151	2,157
*	Masimo Corp.	24,015	2,090
*	NuVasive Inc.	27,734	2,081
*	Catalent Inc.	55,754	1,981
	Chemed Corp.	8,988	1,840
*,^ Kite Pharma Inc.		24,366	1,762
*	Integra LifeSciences Holdings Corp.	33,851	1,704
*	Nektar Therapeutics Class A	79,709	1,585
	Cantel Medical Corp.	20,089	1,563
*	Prestige Brands Holdings Inc.	29,824	1,503
*	Exelixis Inc.	78,824	1,475
*	Medicines Co.	34,478	1,371
*	Insulet Corp.	32,332	1,357
*	INC Research Holdings Inc. Class A	23,227	1,320
*	Neogen Corp.	20,386	1,290

*	Penumbra Inc.	15,543	1,288
*	Ironwood Pharmaceuticals Inc. Class A	72,620	1,286
*	Globus Medical Inc.	39,212	1,206
*	Puma Biotechnology Inc.	15,591	1,193
*	WebMD Health Corp.	20,888	1,169
*	Ultragenyx Pharmaceutical Inc.	21,594	1,163
*	Ligand Pharmaceuticals Inc.	10,640	1,152
*	Sage Therapeutics Inc.	16,893	1,117
*	HealthEquity Inc.	24,209	1,109
*	Prothena Corp. plc	21,583	1,101
*	Clovis Oncology Inc.	20,533	1,061
*	Molina Healthcare Inc.	16,060	1,037
*	Supernus Pharmaceuticals Inc.	26,361	991
*	PRA Health Sciences Inc.	13,533	978
*	AMN Healthcare Services Inc.	26,551	963
*	Cambrex Corp.	17,820	959
*	Amedisys Inc.	15,600	935
*	Portola Pharmaceuticals Inc.	25,169	928
*	Nevro Corp.	13,440	925
*	ICU Medical Inc.	5,648	911
*	Pacira Pharmaceuticals Inc.	20,429	907
*	Horizon Pharma plc	90,409	904
*	Aerie Pharmaceuticals Inc.	16,132	895
*	FibroGen Inc.	32,849	864
*	HMS Holdings Corp.	47,271	861
*	Sarepta Therapeutics Inc.	28,151	840
*	Theravance Biopharma Inc.	22,525	822
*	Inogen Inc.	9,142	810
*	Omnicell Inc.	19,849	792
*	MiMedx Group Inc.	57,350	785
*	NxStage Medical Inc.	35,689	773
*	Myriad Genetics Inc.	37,656	766
*	Repligen Corp.	18,843	739
*,^ Halozyme Therapeutics Inc.		61,259	723
*	Bluebird Bio Inc.	8,559	645
*	Spectranetics Corp.	23,862	644
*	Amicus Therapeutics Inc.	79,390	637
*	Magellan Health Inc.	9,257	636
*	Impax Laboratories Inc.	40,869	623
*	Natus Medical Inc.	18,296	620
*	Radius Health Inc.	17,632	610
	Abaxis Inc.	12,277	594
*	Emergent BioSolutions Inc.	18,133	579
*	Blueprint Medicines Corp.	16,039	576
*	Spark Therapeutics Inc.	10,730	547
*	Insmed Inc.	34,550	533
*	Cardiovascular Systems Inc.	17,737	533
*	Innoviva Inc.	40,105	490
	Ensign Group Inc.	26,631	490
*	Corcept Therapeutics Inc.	41,639	471
*	OraSure Technologies Inc.	30,172	455
*	Dermira Inc.	16,302	447
	Atrion Corp.	802	442
*	BioTelemetry Inc.	15,191	438
*	Quality Systems Inc.	28,514	438
	US Physical Therapy Inc.	6,756	427
*	Xencor Inc.	20,155	413

*	Teladoc Inc.	13,387	410
*	Loxo Oncology Inc.	8,964	409
*	Orthofix International NV	9,752	406
*	Alder Biopharmaceuticals Inc.	26,148	403
*,^ ZIOPHARM Oncology Inc.		67,727	396
*,^ Synergy Pharmaceuticals Inc.		112,664	395
*	Acceleron Pharma Inc.	15,429	394
*	Coherus Biosciences Inc.	19,724	390
*,^ Immunomedics Inc.		50,648	382
*	Glaukos Corp.	9,312	379
*	Merit Medical Systems Inc.	10,403	369
*	Eagle Pharmaceuticals Inc.	5,022	366
*	Intersect ENT Inc.	14,212	360
*	Depomed Inc.	34,021	357
*	Novocure Ltd.	28,216	354
*	Quidel Corp.	14,133	351
	Phibro Animal Health Corp. Class A	9,742	343
*	Heska Corp.	3,476	343
*	Amphastar Pharmaceuticals Inc.	19,854	339
*,^ Accelerate Diagnostics Inc.		12,063	337
*	Genomic Health Inc.	10,563	336
*	Lexicon Pharmaceuticals Inc.	23,507	326
*,^ TherapeuticsMD Inc.		78,272	325
*	MacroGenics Inc.	17,810	316
*	GenMark Diagnostics Inc.	24,260	314
*,^ Heron Therapeutics Inc.		23,331	313
*	Providence Service Corp.	6,544	306
*	Global Blood Therapeutics Inc.	11,224	303
*	Anika Therapeutics Inc.	6,358	294
*	Axovant Sciences Ltd.	13,657	292
*	Achillion Pharmaceuticals Inc.	65,304	291
*	AtriCure Inc.	13,709	286
*,^ Foundation Medicine Inc.		7,458	283
*	Keryx Biopharmaceuticals Inc.	43,979	281
*	Vanda Pharmaceuticals Inc.	20,417	281
*,^ Inovio Pharmaceuticals Inc.		36,971	279
	Meridian Bioscience Inc.	19,992	276
*	Cytokinetics Inc.	20,223	274
*	TG Therapeutics Inc.	23,863	268
*	La Jolla Pharmaceutical Co.	9,320	267
*	SciClone Pharmaceuticals Inc.	27,979	266
*	Sangamo Therapeutics Inc.	38,716	263
	Landauer Inc.	5,354	262
*	CorVel Corp.	5,494	256
*	Flexion Therapeutics Inc.	14,913	255
*	Revance Therapeutics Inc.	11,448	255
*	Progenics Pharmaceuticals Inc.	38,818	247
*	Aimmune Therapeutics Inc.	14,599	242
	LeMaitre Vascular Inc.	7,576	232
*	Avexis Inc.	3,242	229
*	Epizyme Inc.	15,975	228
*	Cross Country Healthcare Inc.	19,688	227
*	Arena Pharmaceuticals Inc.	173,030	225
*,^ Geron Corp.		84,076	224
*	NeoGenomics Inc.	29,565	224
*	Paratek Pharmaceuticals Inc.	11,019	221
*	AxoGen Inc.	14,687	218

*	Endologix Inc.	45,179	218
*	Capital Senior Living Corp.	15,675	217
*	ImmunoGen Inc.	46,936	216
*,^ Omeros Corp.		14,222	215
*	CryoLife Inc.	11,643	213
^	Computer Programs & Systems Inc.	6,280	210
*,^ Aduro Biotech Inc.		20,782	208
*	STAAR Surgical Co.	22,341	204
*	Cotiviti Holdings Inc.	5,322	203
*	Intra-Cellular Therapies Inc. Class A	19,090	196
*	ANI Pharmaceuticals Inc.	4,419	193
*,^ Insys Therapeutics Inc.		13,047	192
*	Teligent Inc.	23,148	192
*	BioCryst Pharmaceuticals Inc.	37,017	191
*	Enzo Biochem Inc.	20,823	187
*,^ Accuray Inc.		44,464	182
	Luminex Corp.	8,738	177
*	Surmodics Inc.	7,210	176
*,^ Rockwell Medical Inc.		24,318	174
*	Oxford Immunotec Global plc	12,423	174
*	Lion Biotechnologies Inc.	31,495	162
*	NanoString Technologies Inc.	8,792	161
*,^ Advaxis Inc.		19,937	161
*	CytomX Therapeutics Inc.	11,384	160
*	BioSpecifics Technologies Corp.	3,040	158
*,^ Organovo Holdings Inc.		53,895	153
*	Aclaris Therapeutics Inc.	6,338	151
*	RadNet Inc.	20,715	149
*	Natera Inc.	14,484	148
*	Cutera Inc.	6,501	148
*	Pacific Biosciences of California Inc.	44,814	148
*	Novavax Inc.	150,507	139
*	Dynavax Technologies Corp.	25,072	138
*,^ Invitae Corp.		15,729	135
*	Civitas Solutions Inc.	8,472	133
*	Albany Molecular Research Inc.	6,811	133
*	Surgery Partners Inc.	6,019	131
*	Sucampo Pharmaceuticals Inc. Class A	13,087	131
	Owens & Minor Inc.	4,102	131
	Utah Medical Products Inc.	1,937	130
*	Rigel Pharmaceuticals Inc.	55,330	127
*	Momenta Pharmaceuticals Inc.	8,682	126
*,^ BioTime Inc.		41,544	125
*	iRhythm Technologies Inc.	3,449	120
*,^ Ocular Therapeutix Inc.		11,600	118
*	NewLink Genetics Corp.	9,180	117
*	Cerus Corp.	49,053	112
*	Agenus Inc.	33,747	112
*	Curis Inc.	62,165	106
*,^ Anavex Life Sciences Corp.		18,202	105
*	AMAG Pharmaceuticals Inc.	5,959	103
*	K2M Group Holdings Inc.	4,500	102
*	Bellicum Pharmaceuticals Inc.	9,528	101
	National Research Corp. Class A	4,180	100
*	Five Prime Therapeutics Inc.	3,536	100
*	Reata Pharmaceuticals Inc. Class A	3,575	99
*	Aratana Therapeutics Inc.	17,079	98

*	Minerva Neurosciences Inc.	11,689	96
*	MediciNova Inc.	16,514	96
*	Cempra Inc.	24,888	95
*	MyoKardia Inc.	7,226	93
*	Almost Family Inc.	1,573	90
*	Seres Therapeutics Inc.	9,893	90
*	Medpace Holdings Inc.	3,203	89
*	Ra Pharmaceuticals Inc.	3,672	88
*	Durect Corp.	71,093	87
*	Idera Pharmaceuticals Inc.	53,524	87
*	ChemoCentryx Inc.	12,811	85
*	Codexis Inc.	20,616	82
*	ConforMIS Inc.	19,952	81
*	Akebia Therapeutics Inc.	5,975	80
*	Neos Therapeutics Inc.	9,441	79
*	Castlight Health Inc. Class B	22,456	79
*	GlycoMimetics Inc.	6,184	79
	Merrimack Pharmaceuticals Inc.	42,079	76
*	Collegium Pharmaceutical Inc.	9,209	76
*	WaVe Life Sciences Ltd.	3,992	75
*	Veracyte Inc.	9,244	75
*	Fluidigm Corp.	16,245	74
*	Ignyta Inc.	10,401	73
*	Athersys Inc.	51,918	73
*	Spectrum Pharmaceuticals Inc.	12,722	72
*,^ XBiotech Inc.		9,718	72
*	Adamas Pharmaceuticals Inc.	4,621	71
*	American Renal Associates Holdings Inc.	4,331	70
*	Fortress Biotech Inc.	19,225	69
*	Array BioPharma Inc.	8,970	68
*	Myovant Sciences Ltd.	4,754	67
*	Trevena Inc.	27,315	64
*	Entellus Medical Inc.	4,757	63
*	Quorum Health Corp.	16,576	63
*	Select Medical Holdings Corp.	4,578	61
*	Editas Medicine Inc.	4,337	59
*	Jounce Therapeutics Inc.	2,866	58
*,^ MannKind Corp.		38,025	58
*	AnaptysBio Inc.	2,242	57
*,^ CytRx Corp.		63,921	56
*	Immune Design Corp.	7,428	55
*,^ Arrowhead Pharmaceuticals Inc.		35,455	51
*	AcelRx Pharmaceuticals Inc.	20,290	51
*	Tactile Systems Technology Inc.	1,966	48
*	Vital Therapies Inc.	18,048	48
*	Concert Pharmaceuticals Inc.	3,716	47
*	Audentes Therapeutics Inc.	3,267	47
*	Acorda Therapeutics Inc.	3,338	46
	Analogic Corp.	633	46
*	Intellia Therapeutics Inc.	3,940	45
*	Infinity Pharmaceuticals Inc.	26,054	45
*	Asterias Biotherapeutics Inc.	14,229	43
*	IRIDEX Corp.	4,681	42
*	Protagonist Therapeutics Inc.	3,514	39
*	Ophthotech Corp.	17,266	39
*	OncoMed Pharmaceuticals Inc.	11,952	39
*	Pfenex Inc.	9,561	39

*	AAC Holdings Inc.	5,910	37
*	Applied Genetic Technologies Corp.	7,119	37
*	Corindus Vascular Robotics Inc.	32,204	37
*	Edge Therapeutics Inc.	3,618	35
*,^ Lipocine Inc.		9,603	35
*,^ InVivo Therapeutics Holdings Corp.		17,969	35
*	LHC Group Inc.	559	34
*	Syros Pharmaceuticals Inc.	2,072	33
*	Synthetic Biologics Inc.	56,651	33
*	Tabula Rasa HealthCare Inc.	2,426	32
*	Cellular Biomedicine Group Inc.	4,878	31
*	Clearside Biomedical Inc.	4,522	31
*,^ Cara Therapeutics Inc.		1,842	31
*	Regulus Therapeutics Inc.	21,671	30
*	Selecta Biosciences Inc.	2,178	30
*	T2 Biosystems Inc.	8,153	27
*	Karyopharm Therapeutics Inc.	3,300	27
*	Axsome Therapeutics Inc.	6,813	26
*	Voyager Therapeutics Inc.	2,904	26
*	Versartis Inc.	1,657	25
*	Mirati Therapeutics Inc.	8,721	24
*	Titan Pharmaceuticals Inc.	10,309	24
*,^ ViewRay Inc.		3,685	24
*	Senseonics Holdings Inc.	16,694	23
*,^ Obalon Therapeutics Inc.		2,469	23
*	Agile Therapeutics Inc.	6,674	22
*,^ Ampio Pharmaceuticals Inc.		24,386	21
*	vTv Therapeutics Inc. Class A	4,197	21
*	Aptevo Therapeutics Inc.	9,888	21
*	Sorrento Therapeutics Inc.	13,105	20
*	Genesis Healthcare Inc.	11,876	20
*	Proteostasis Therapeutics Inc.	4,583	18
*,^ Bio-Path Holdings Inc.		51,002	18
*	Aevi Genomic Medicine Inc.	16,545	18
*	iRadimed Corp.	2,164	18
*	BioScrip Inc.	9,535	17
*,^ Inotek Pharmaceuticals Corp.		10,041	17
*	Flex Pharma Inc.	4,744	17
*	Addus HomeCare Corp.	421	16
*	Stemline Therapeutics Inc.	1,932	15
*	Altimmune Inc.	3,559	15
*	Eiger BioPharmaceuticals Inc.	2,221	15
*	Ardelyx Inc.	2,953	14
*	Tandem Diabetes Care Inc.	15,919	13
*	Syndax Pharmaceuticals Inc.	975	12
*	Atara Biotherapeutics Inc.	884	12
*,^ Second Sight Medical Products Inc.		10,068	12
*,^ Galena Biopharma Inc.		16,745	9
*	Fulgent Genetics Inc.	1,520	9
*	Novan Inc.	1,824	9
*	NantHealth Inc.	2,799	9
*,^ Anthera Pharmaceuticals Inc.		5,000	8
*,^ Trovagene Inc.		12,245	8
*,^ Kadmon Holdings Inc.		3,118	7
*,^ Egalet Corp.		2,884	6
*	Avinger Inc.	9,721	5
*,^ Nobilis Health Corp.		1,785	3

*	Endocyte Inc.	1,193	3
*,^ Argos Therapeutics Inc.		6,919	3
*	NantKwest Inc.	778	3
*,^ Novus Therapeutics Inc.		477	2
*	Dimension Therapeutics Inc.	2,154	2
*	OvaScience Inc.	1,837	2
*	Corvus Pharmaceuticals Inc.	227	2
*	Cidara Therapeutics Inc.	303	2
*,^ TransEnterix Inc.		3,151	2
*	Asterias Biotherapeutics Inc.	1,039	1
			110,719
Materials & Processing (9.5%)
	Chemours Co.	85,545	3,421
	Sensient Technologies Corp.	24,907	2,000
	PolyOne Corp.	46,954	1,753
*	Louisiana-Pacific Corp.	75,180	1,675
	Belden Inc.	23,540	1,671
*	Beacon Roofing Supply Inc.	33,380	1,610
*	Summit Materials Inc. Class A	59,923	1,610
	US Silica Holdings Inc.	41,596	1,581
	HB Fuller Co.	28,088	1,426
	Balchem Corp.	17,670	1,391
*	RBC Bearings Inc.	12,682	1,285
*	Masonite International Corp.	16,988	1,251
*	Ingevity Corp.	19,142	1,131
*	Trex Co. Inc.	16,556	1,064
	Worthington Industries Inc.	25,124	1,055
*	GCP Applied Technologies Inc.	33,581	1,011
	Trinseo SA	15,240	982
	Mueller Water Products Inc. Class A	87,404	977
	Simpson Manufacturing Co. Inc.	23,155	930
	Universal Forest Products Inc.	9,684	852
	Apogee Enterprises Inc.	15,844	844
	AAON Inc.	22,678	820
*	Rexnord Corp.	35,790	816
*	Ferro Corp.	46,412	778
	Quaker Chemical Corp.	5,419	755
	Minerals Technologies Inc.	10,476	754
*	Univar Inc.	24,133	734
	Neenah Paper Inc.	9,292	725
	Comfort Systems USA Inc.	20,829	718
*	Coeur Mining Inc.	73,930	686
	Interface Inc. Class A	31,982	657
	Mueller Industries Inc.	22,786	644
*	Builders FirstSource Inc.	47,116	644
*	Patrick Industries Inc.	8,941	592
*	Installed Building Products Inc.	11,204	556
*	US Concrete Inc.	8,024	530
*	BMC Stock Holdings Inc.	26,092	509
*	Boise Cascade Co.	18,700	504
*	Caesarstone Ltd.	13,344	501
*	Continental Building Products Inc.	19,626	479
*	Clearwater Paper Corp.	9,436	437
	Chase Corp.	3,936	415
	Deltic Timber Corp.	6,000	407
	Innophos Holdings Inc.	9,604	406
*	JELD-WEN Holding Inc.	12,265	383

	Advanced Drainage Systems Inc.	19,371	371
*	Gibraltar Industries Inc.	11,324	352
*	Koppers Holdings Inc.	9,115	329
	Global Brass & Copper Holdings Inc.	10,722	325
	Insteel Industries Inc.	9,802	311
	Griffon Corp.	14,161	307
*	PGT Innovations Inc.	26,596	305
	Kaiser Aluminum Corp.	3,667	302
	Rayonier Advanced Materials Inc.	14,570	253
*	NCI Building Systems Inc.	15,194	253
*	Multi Packaging Solutions International Ltd.	11,819	213
	Myers Industries Inc.	12,137	205
	Aceto Corp.	14,460	205
*	Ply Gem Holdings Inc.	12,258	200
	Culp Inc.	6,001	193
	Cabot Microelectronics Corp.	1,762	133
*	GMS Inc.	3,990	130
*	OMNOVA Solutions Inc.	15,015	130
	KMG Chemicals Inc.	2,278	127
	Schweitzer-Mauduit International Inc.	3,244	121
	Omega Flex Inc.	1,656	101
	Stepan Co.	1,137	96
*	Foundation Building Materials Inc.	6,292	85
	Gold Resource Corp.	22,072	78
	KapStone Paper and Packaging Corp.	3,181	67
*	Forterra Inc.	8,997	65
*	Lawson Products Inc.	2,688	57
*,^ ChromaDex Corp.		15,948	52
*	Landec Corp.	3,675	51
	Hawkins Inc.	1,018	48
	Quanex Building Products Corp.	1,808	37
*	Century Aluminum Co.	1,689	24
	LSI Industries Inc.	2,021	18
*	Armstrong Flooring Inc.	906	17
*	Veritiv Corp.	291	13
	United States Lime & Minerals Inc.	64	5
	Valhi Inc.	719	3
			49,552
Other (0.1%)2
*	Dyax Corp CVR Expire 12/31/2019	73,258	147
*	Tobira Therapeutics Inc. CVR	3,989	55
*	Schneider National Inc. Class B	2,233	44
*	KKR Real Estate Finance Trust Inc.	1,502	33
*	WideOpenWest Inc.	1,610	30
*	Biohaven Pharmaceutical Holding Co. Ltd.	900	23
*	Floor & Decor Holdings Inc. Class A	577	22
*	Carvana Co.	1,350	14
*	NCS Multistage Holdings Inc.	460	12
*	G1 Therapeutics Inc.	650	12
*	Ovid therapeutics Inc.	800	10
*	Appian Corp.	540	10
*	Yext Inc.	561	8
	Warrior Met Coal Inc.	467	8
*	Cloudera Inc.	299	6
*	MuleSoft Inc. Class A	201	5
*	Alteryx Inc. Class A	181	3
*	Chelsea Therapeutics International Ltd. CVR	27,975	3

* Okta Inc.	113	3
* Omthera Pharmaceuticals Inc. CVR	2,001	1
* Durata Therapeutics Inc CVR Expire 12/31/2018	534	—
* Clinical Data CVR	367	—
		449
Producer Durables (13.7%)
MAXIMUS Inc.	35,914	2,230
Woodward Inc.	29,629	2,018
Littelfuse Inc.	12,337	1,998
Healthcare Services Group Inc.	39,372	1,885
Deluxe Corp.	27,399	1,868
Curtiss-Wright Corp.	17,977	1,618
* Advanced Energy Industries Inc.	20,998	1,615
Brink's Co.	25,241	1,593
* MasTec Inc.	37,080	1,572
John Bean Technologies Corp.	17,571	1,516
* On Assignment Inc.	28,517	1,494
* Hawaiian Holdings Inc.	29,460	1,476
* WageWorks Inc.	20,419	1,445
* Dycom Industries Inc.	17,137	1,443
* Itron Inc.	18,719	1,266
* Electronics For Imaging Inc.	26,314	1,248
* Generac Holdings Inc.	34,545	1,197
* Advisory Board Co.	22,917	1,185
Hillenbrand Inc.	33,128	1,183
Knight Transportation Inc.	34,793	1,160
HNI Corp.	25,466	1,096
Herman Miller Inc.	33,530	1,058
Allegiant Travel Co. Class A	7,349	1,007
* Swift Transportation Co.	41,768	1,000
MSA Safety Inc.	11,863	962
* ExlService Holdings Inc.	18,229	955
Franklin Electric Co. Inc.	24,126	922
Watts Water Technologies Inc. Class A	14,454	898
* Proto Labs Inc.	13,754	880
Forward Air Corp.	16,581	864
Exponent Inc.	14,349	851
Steelcase Inc. Class A	48,352	810
EnPro Industries Inc.	12,078	807
AZZ Inc.	14,495	786
Granite Construction Inc.	16,718	783
* TriNet Group Inc.	23,512	727
* Teledyne Technologies Inc.	5,371	706
* Axon Enterprise Inc.	29,144	700
Brady Corp. Class A	19,414	697
Insperity Inc.	8,802	664
Multi-Color Corp.	7,639	656
Tennant Co.	9,289	650
* Hub Group Inc. Class A	17,344	622
Badger Meter Inc.	15,668	614
US Ecology Inc.	12,250	613
Korn/Ferry International	19,037	611
Convergys Corp.	25,126	611
Knoll Inc.	26,811	576
* Paylocity Holding Corp.	12,058	565
Applied Industrial Technologies Inc.	8,786	543
EnerSys	7,205	534

	Primoris Services Corp.	22,419	520
	Mobile Mini Inc.	18,295	512
	Altra Industrial Motion Corp.	11,632	503
	Sun Hydraulics Corp.	11,623	497
	Heartland Express Inc.	25,291	492
	Standex International Corp.	5,523	486
*	Lydall Inc.	9,328	471
	Argan Inc.	7,517	444
	Lindsay Corp.	5,191	443
	MTS Systems Corp.	8,492	440
	Raven Industries Inc.	12,541	425
	General Cable Corp.	25,104	416
	Actuant Corp. Class A	15,685	407
	TeleTech Holdings Inc.	9,198	391
*	Darling Ingredients Inc.	24,881	390
*	Team Inc.	15,034	386
*	Aerojet Rocketdyne Holdings Inc.	17,005	372
	EMCOR Group Inc.	5,691	359
	H&E Equipment Services Inc.	17,573	350
*	Astronics Corp.	10,720	328
	Douglas Dynamics Inc.	10,577	322
	Matson Inc.	10,737	314
	Kimball International Inc. Class B	17,469	300
	Astec Industries Inc.	5,134	287
*	SP Plus Corp.	9,091	268
*	Echo Global Logistics Inc.	13,941	260
	Mesa Laboratories Inc.	1,648	258
	Kforce Inc.	13,663	246
	Tetra Tech Inc.	5,203	239
	Barrett Business Services Inc.	3,968	226
	Forrester Research Inc.	5,532	218
*	InnerWorkings Inc.	19,990	217
	Gorman-Rupp Co.	8,508	205
*	Mistras Group Inc.	9,535	200
*	Advanced Disposal Services Inc.	8,494	198
	Quad/Graphics Inc.	8,571	191
	Hackett Group Inc.	12,464	183
	Wabash National Corp.	8,961	179
*	GP Strategies Corp.	7,135	175
*	TopBuild Corp.	2,860	153
*	Energy Recovery Inc.	19,153	145
*	Vicor Corp.	8,222	139
*,^ Energous Corp.		8,247	127
*,^ Plug Power Inc.		67,977	126
*	Milacron Holdings Corp.	6,997	122
*	Moog Inc. Class A	1,737	122
	Hyster-Yale Materials Handling Inc.	1,612	120
	UniFirst Corp.	826	117
	Albany International Corp.	2,394	116
	Triton International Ltd.	4,114	115
*	NV5 Global Inc.	3,035	111
	Alamo Group Inc.	1,228	105
*	Air Transport Services Group Inc.	3,817	91
	Allied Motion Technologies Inc.	3,499	88
*	Tutor Perini Corp.	3,244	84
*	Atkore International Group Inc.	4,033	84
*,^ Aqua Metals Inc.		6,885	82

	Kadant Inc.	1,057	81
*	FARO Technologies Inc.	2,331	81
*	DHI Group Inc.	27,971	80
*	ServiceSource International Inc.	21,365	74
	Supreme Industries Inc. Class A	4,135	73
*	Radiant Logistics Inc.	12,435	73
*	FTI Consulting Inc.	2,089	72
*	Wesco Aircraft Holdings Inc.	6,871	66
*	Huron Consulting Group Inc.	1,551	64
*	Information Services Group Inc.	17,413	64
*	IES Holdings Inc.	3,961	61
*	Aerovironment Inc.	1,939	60
	Kaman Corp.	1,245	60
*	Heritage-Crystal Clean Inc.	3,875	59
*	PFSweb Inc.	7,817	54
	REV Group Inc.	1,670	45
	Universal Logistics Holdings Inc.	3,189	44
*	Navistar International Corp.	1,696	44
*	TrueBlue Inc.	1,549	42
*	Hill International Inc.	8,255	40
*	Neff Corp. Class A	2,166	37
*	ALJ Regional Holdings Inc.	10,653	36
*	YRC Worldwide Inc.	3,749	34
*	Vectrus Inc.	1,080	32
*,^ Workhorse Group Inc.		6,988	25
*,^ Patriot National Inc.		5,330	13
*	Great Lakes Dredge & Dock Corp.	3,137	13
	Miller Industries Inc.	407	10
*,^ ExOne Co.		602	8
*	Orion Group Holdings Inc.	1,091	8
*	Blue Bird Corp.	273	5
*	PHI Inc.	436	4
			71,405
Technology (20.7%)
*	Take-Two Interactive Software Inc.	54,464	4,180
*	Coherent Inc.	13,557	3,364
	LogMeIn Inc.	29,135	3,234
*	Microsemi Corp.	63,711	3,129
*	Aspen Technology Inc.	43,572	2,665
	Universal Display Corp.	23,235	2,635
*	Cirrus Logic Inc.	35,072	2,313
*	Cavium Inc.	31,465	2,296
*	EPAM Systems Inc.	26,998	2,265
*,^ Advanced Micro Devices Inc.		201,588	2,256
	Blackbaud Inc.	26,398	2,184
	Monolithic Power Systems Inc.	21,819	2,143
*	Ellie Mae Inc.	18,312	2,006
*	Proofpoint Inc.	22,893	1,969
*	GrubHub Inc.	45,194	1,965
*	Integrated Device Technology Inc.	75,449	1,930
*	Ciena Corp.	76,928	1,806
	Science Applications International Corp.	23,686	1,800
*	Silicon Laboratories Inc.	23,148	1,731
*	ViaSat Inc.	25,247	1,647
*	Paycom Software Inc.	24,654	1,613
*	Lumentum Holdings Inc.	28,269	1,613
	InterDigital Inc.	19,387	1,570

*	ACI Worldwide Inc.	64,697	1,479
*	iRobot Corp.	14,983	1,389
*	Semtech Corp.	36,213	1,383
*,^ 3D Systems Corp.		60,197	1,231
*	Entegris Inc.	49,627	1,226
*	CommVault Systems Inc.	21,637	1,214
*	Zendesk Inc.	45,538	1,183
	Pegasystems Inc.	20,167	1,179
*	HubSpot Inc.	16,114	1,162
*	RingCentral Inc. Class A	32,871	1,121
*	Synaptics Inc.	19,624	1,090
*	MACOM Technology Solutions Holdings Inc.	17,610	1,074
*	Cornerstone OnDemand Inc.	28,269	1,056
*	RealPage Inc.	30,194	1,045
	Power Integrations Inc.	15,373	1,029
	Plantronics Inc.	18,560	982
*	MaxLinear Inc.	31,322	976
*	Inphi Corp.	22,480	892
*	Envestnet Inc.	23,259	834
*	Callidus Software Inc.	34,005	813
*	Imperva Inc.	15,998	790
	Ebix Inc.	14,154	783
	Methode Electronics Inc.	18,678	750
	NIC Inc.	35,405	717
	CSG Systems International Inc.	17,895	714
*	Gigamon Inc.	18,285	698
*	Fabrinet	19,431	685
*,^ Ubiquiti Networks Inc.		14,510	684
*	BroadSoft Inc.	16,415	657
*	Qualys Inc.	15,238	640
*	Q2 Holdings Inc.	14,313	567
*,^ Globant SA		14,386	563
*	Acxiom Corp.	21,343	559
*	Extreme Networks Inc.	57,611	555
	Xperi Corp.	17,987	551
*	Web.com Group Inc.	23,716	540
*	SPS Commerce Inc.	9,248	538
*	New Relic Inc.	12,220	534
*	TrueCar Inc.	30,274	532
*	Infinera Corp.	54,723	532
*	MicroStrategy Inc. Class A	2,836	517
*	Box Inc.	27,224	509
*	NETGEAR Inc.	12,010	504
*	Pure Storage Inc. Class A	38,030	492
*	Bottomline Technologies de Inc.	19,439	486
*	Oclaro Inc.	53,439	475
*	GTT Communications Inc.	14,679	473
*	CEVA Inc.	11,027	466
*	Lattice Semiconductor Corp.	66,852	465
*	Virtusa Corp.	15,445	448
	Monotype Imaging Holdings Inc.	22,658	443
*	Ambarella Inc.	7,266	425
*	PROS Holdings Inc.	14,004	418
*	Five9 Inc.	18,415	414
*	Cray Inc.	22,420	398
*	ePlus Inc.	5,035	397
*	CalAmp Corp.	19,954	377

*	Rogers Corp.	3,444	366
	TiVo Corp.	20,190	359
*,^ Stratasys Ltd.		12,869	346
	ADTRAN Inc.	17,678	340
	Diebold Nixdorf Inc.	12,863	340
*	NeuStar Inc. Class A	9,775	324
*	FormFactor Inc.	21,938	322
	Syntel Inc.	17,993	315
*	Synchronoss Technologies Inc.	23,065	295
*	Nanometrics Inc.	10,586	294
*	Hortonworks Inc.	23,650	292
*	Loral Space & Communications Inc.	7,216	285
*	LivePerson Inc.	29,735	284
*	II-VI Inc.	9,295	279
*	Barracuda Networks Inc.	12,247	268
*	Vocera Communications Inc.	9,529	255
*	Endurance International Group Holdings Inc.	33,466	253
*	Perficient Inc.	14,028	242
*,^ Benefitfocus Inc.		7,214	229
*	PDF Solutions Inc.	14,102	229
*	MINDBODY Inc. Class A	8,067	226
*	Workiva Inc.	12,255	223
*	Unisys Corp.	18,794	222
*	Varonis Systems Inc.	5,954	216
*	VASCO Data Security International Inc.	15,209	208
*	Silver Spring Networks Inc.	20,002	204
*	Rapid7 Inc.	11,050	203
*	A10 Networks Inc.	24,569	201
*	Xactly Corp.	12,730	200
*	Alarm.com Holdings Inc.	5,786	188
*	Carbonite Inc.	9,922	185
*	Rambus Inc.	15,364	182
*	Digimarc Corp.	5,032	175
*	Zix Corp.	29,656	171
*	Jive Software Inc.	32,205	170
*	Sapiens International Corp. NV	13,510	168
*	Model N Inc.	12,432	161
*	Novanta Inc.	4,602	156
	American Software Inc. Class A	14,417	155
*	Blackline Inc.	4,176	141
*	MobileIron Inc.	25,977	140
*	ChannelAdvisor Corp.	12,109	138
*,^ Acacia Communications Inc.		2,910	137
	MKS Instruments Inc.	1,630	133
*	Mitek Systems Inc.	16,401	128
*	Appfolio Inc.	4,209	121
*	Coupa Software Inc.	3,510	120
*	Super Micro Computer Inc.	4,583	113
	Progress Software Corp.	3,850	112
*	Meet Group Inc.	23,252	108
*	Exa Corp.	7,732	107
	NVE Corp.	1,309	103
*	Brightcove Inc.	16,731	100
*	Everbridge Inc.	3,647	94
*	Impinj Inc.	2,128	93
*	Blucora Inc.	4,530	93
*,^ VirnetX Holding Corp.		27,006	92

*,^ Park City Group Inc.		6,795	85
*	Clearfield Inc.	6,427	84
*	USA Technologies Inc.	17,605	82
*	Guidance Software Inc.	12,607	81
*	Mercury Systems Inc.	2,022	80
*	Amber Road Inc.	9,840	71
*	Aerohive Networks Inc.	14,563	69
*	Radisys Corp.	18,347	69
	Reis Inc.	3,500	66
*	Avid Technology Inc.	12,084	63
*	ShoreTel Inc.	8,748	51
*	Apptio Inc. Class A	2,863	47
*	Immersion Corp.	5,363	46
	Silicom Ltd.	846	43
*	Rubicon Project Inc.	8,378	42
*	Amkor Technology Inc.	3,143	36
*	Quantenna Communications Inc.	1,668	32
*	NeoPhotonics Corp.	3,102	28
*	TechTarget Inc.	2,737	25
*	Sonus Networks Inc.	3,442	23
*	Majesco	3,449	16
*	Autobytel Inc.	1,141	14
*	Ichor Holdings Ltd.	588	14
*	SecureWorks Corp. Class A	842	9
*	Agilysys Inc.	560	6
*	Sparton Corp.	306	5
*	Global Eagle Entertainment Inc.	1,468	5
*	Numerex Corp. Class A	1,030	4
*	Veeco Instruments Inc.	78	2
			107,770
Utilities (2.5%)
	j2 Global Inc.	26,346	2,229
*	Straight Path Communications Inc. Class B	5,362	959
	Cogent Communications Holdings Inc.	23,202	914
	Shenandoah Telecommunications Co.	25,979	796
*	8x8 Inc.	49,231	672
	Pattern Energy Group Inc. Class A	29,599	668
	American States Water Co.	13,508	619
	Ormat Technologies Inc.	9,895	589
	MGE Energy Inc.	8,956	583
*	General Communication Inc. Class A	15,044	557
	California Water Service Group	15,894	551
*,^ Gogo Inc.		31,375	406
	Consolidated Communications Holdings Inc.	19,420	387
*	ORBCOMM Inc.	32,984	323
*,^ Globalstar Inc.		139,020	275
	Middlesex Water Co.	7,427	262
	Windstream Holdings Inc.	54,273	231
	Southwest Gas Holdings Inc.	2,795	222
	York Water Co.	6,380	211
*	Boingo Wireless Inc.	11,693	188
	New Jersey Resources Corp.	3,959	166
*	FairPoint Communications Inc.	9,285	134
^	Spark Energy Inc. Class A	2,724	119
	WGL Holdings Inc.	1,408	117
	IDT Corp. Class B	5,846	99
*	Vonage Holdings Corp.	11,970	83

	West Corp.			3,543	82
	Chesapeake Utilities Corp.			1,056	78
	Connecticut Water Service Inc.			1,358	72
	Global Water Resources Inc.			4,683	44
*	AquaVenture Holdings Ltd.			1,992	34
*	Lumos Networks Corp.			1,030	19
					12,689
Total Common Stocks (Cost $472,862)					516,400

		Coupon
Temporary Cash Investments (2.1%)1
Money Market Fund (2.1%)
3,4 Vanguard Market Liquidity Fund		1.040%		108,365	10,839

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.662%	6/1/17	100	100
5	United States Treasury Bill	0.761%	6/22/17	50	50
5	United States Treasury Bill	0.949%	10/19/17	100	99
					249
Total Temporary Cash Investments (Cost $11,087)					11,088
Total Investments (101.5%) (Cost $483,949)					527,488
Other Assets and Liabilities-Net (-1.5%)4					(7,746)
Net Assets (100%)					519,742

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,754,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.6%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $8,293,000 of collateral received for securities on loan.
5 Securities with a value of $149,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Russell 2000 Growth Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	516,194	—	206
Temporary Cash Investments	10,839	249	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	527,031	249	206
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2017	43	2,944	(40)

Russell 2000 Growth Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2017, the cost of investment securities for tax purposes was $483,949,000. Net unrealized appreciation of investment securities for tax purposes was $43,539,000, consisting of unrealized gains of $85,980,000 on securities that had risen in value since their purchase and $42,441,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Value Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)1
Consumer Discretionary (10.2%)
	Dana Inc.	49,658	1,049
	ILG Inc.	34,044	917
	Office Depot Inc.	173,070	884
	Marriott Vacations Worldwide Corp.	7,003	816
	Aaron's Inc.	21,963	802
*	Adtalem Global Education Inc.	20,805	778
	New York Times Co. Class A	41,699	734
	Wolverine World Wide Inc.	27,620	718
*	Deckers Outdoor Corp.	9,968	691
	Meredith Corp.	12,624	683
	Cooper Tire & Rubber Co.	18,402	662
*	RH	11,274	633
*	TRI Pointe Group Inc.	47,437	587
*	Meritage Homes Corp.	11,747	469
	KB Home	21,529	452
*	Liberty Media Corp-Liberty Formula One	12,755	425
	Time Inc.	33,879	423
*	Meritor Inc.	27,074	422
*	Avon Products Inc.	114,294	389
	DSW Inc. Class A	23,061	388
	Caleres Inc.	14,165	387
	Scholastic Corp.	8,940	380
*	Sotheby's	6,872	361
*	Belmond Ltd. Class A	28,413	351
*	EW Scripps Co. Class A	19,658	338
*	Pinnacle Entertainment Inc.	16,535	324
	International Speedway Corp. Class A	8,925	315
	Group 1 Automotive Inc.	5,234	315
	AMC Entertainment Holdings Inc. Class A	13,892	313
*	La Quinta Holdings Inc.	22,064	306
	Gannett Co. Inc.	38,544	303
	Abercrombie & Fitch Co.	22,243	293
*	Central Garden & Pet Co. Class A	9,740	282
	MDC Holdings Inc.	8,342	281
*	Caesars Acquisition Co. Class A	15,745	278
*	MSG Networks Inc.	13,049	275
*,^ GoPro Inc. Class A		33,090	272
	La-Z-Boy Inc.	9,675	256
	Nexstar Media Group Inc. Class A	4,469	256
	Callaway Golf Co.	19,982	255
*	Lumber Liquidators Holdings Inc.	8,718	253
	Jack in the Box Inc.	2,357	251
*	Red Robin Gourmet Burgers Inc.	3,460	249
	Guess? Inc.	20,049	241
*	Genesco Inc.	5,939	221
*	K12 Inc.	11,063	208
*	Career Education Corp.	22,009	208
*	Liberty Media Corp-Liberty Braves	8,758	204
*	Caesars Entertainment Corp.	18,530	203

	Marcus Corp.	6,090	201
*	Liberty Media Corp-Liberty Formula One Class A	6,159	196
	Rent-A-Center Inc.	17,046	195
*	Express Inc.	24,289	188
*	M/I Homes Inc.	6,590	186
*	Chegg Inc.	15,417	185
*	William Lyon Homes Class A	7,970	181
	Sonic Automotive Inc. Class A	9,141	172
	Strayer Education Inc.	1,935	171
*	Houghton Mifflin Harcourt Co.	13,545	167
	New Media Investment Group Inc.	12,431	161
	Superior Industries International Inc.	8,171	159
	National Presto Industries Inc.	1,459	155
	Tower International Inc.	6,671	155
^	Fred's Inc. Class A	10,998	151
	Hooker Furniture Corp.	3,461	148
*	Fossil Group Inc.	13,703	148
	National CineMedia Inc.	20,056	146
	Haverty Furniture Cos. Inc.	6,047	145
	Standard Motor Products Inc.	2,889	141
	Barnes & Noble Inc.	20,734	139
	Cato Corp. Class A	6,784	137
	Finish Line Inc. Class A	9,449	133
	Travelport Worldwide Ltd.	9,827	133
*	Beazer Homes USA Inc.	10,423	127
	Viad Corp.	2,814	124
*	Barnes & Noble Education Inc.	13,078	124
*	Intrawest Resorts Holdings Inc.	5,233	124
*	Century Communities Inc.	4,820	120
*	Trade Desk Inc. Class A	2,178	120
*	Biglari Holdings Inc.	312	119
	Tailored Brands Inc.	11,131	118
*	Conn's Inc.	6,792	116
*	Del Frisco's Restaurant Group Inc.	6,793	115
*	Regis Corp.	12,041	114
*	American Public Education Inc.	5,142	113
	DineEquity Inc.	2,457	112
	Pier 1 Imports Inc.	22,227	111
	Inter Parfums Inc.	3,147	110
	Flexsteel Industries Inc.	2,161	109
	Movado Group Inc.	5,091	107
*	Monarch Casino & Resort Inc.	3,547	107
	Buckle Inc.	6,217	106
	MDC Partners Inc. Class A	12,564	104
*	FTD Cos. Inc.	5,728	99
*	Hovnanian Enterprises Inc. Class A	40,355	98
*	Del Taco Restaurants Inc.	7,602	98
*	Laureate Education Inc. Class A	5,812	97
*	America's Car-Mart Inc.	2,624	95
*	Gray Television Inc.	7,780	94
*	El Pollo Loco Holdings Inc.	6,791	93
*,^ Eros International plc		9,640	93
	Shoe Carnival Inc.	4,388	90
*	Vitamin Shoppe Inc.	7,584	88
	Citi Trends Inc.	4,811	88
*	Central Garden & Pet Co.	2,920	87
*,^ Lands' End Inc.		4,956	87

	Entercom Communications Corp. Class A	8,451	87
*	Liberty Media Corp-Liberty Braves	3,667	87
*	Iconix Brand Group Inc.	14,110	85
*	Zumiez Inc.	5,904	84
*	Bridgepoint Education Inc.	6,045	84
	Big 5 Sporting Goods Corp.	5,888	82
*	Party City Holdco Inc.	4,800	79
*	Perry Ellis International Inc.	4,108	75
	CSS Industries Inc.	2,783	74
*	Penn National Gaming Inc.	3,811	74
*	Denny's Corp.	6,076	72
*	ZAGG Inc.	8,368	70
	Lifetime Brands Inc.	3,727	69
	Johnson Outdoors Inc. Class A	1,572	68
*	Ascena Retail Group Inc.	37,394	66
	Speedway Motorsports Inc.	3,800	65
*	Reading International Inc. Class A	4,075	65
	American Eagle Outfitters Inc.	5,587	64
*	MarineMax Inc.	3,537	64
	Acushnet Holdings Corp.	3,326	63
*	1-800-Flowers.com Inc. Class A	6,214	62
	West Marine Inc.	6,250	61
	Saga Communications Inc. Class A	1,236	60
	Weyco Group Inc.	2,101	57
*	G-III Apparel Group Ltd.	2,873	56
	Libbey Inc.	6,631	54
	Cracker Barrel Old Country Store Inc.	323	54
*	Revlon Inc. Class A	2,807	52
*	elf Beauty Inc.	1,985	49
	Bassett Furniture Industries Inc.	1,633	49
*	QuinStreet Inc.	12,479	48
*	J Alexander's Holdings Inc.	4,199	48
	Golden Entertainment Inc.	2,794	46
*	Ruby Tuesday Inc.	20,199	44
	Chico's FAS Inc.	4,534	43
*	Sequential Brands Group Inc.	13,332	43
*	Build-A-Bear Workshop Inc.	3,966	43
*	Delta Apparel Inc.	2,218	42
	Escalade Inc.	3,350	40
	Tilly's Inc. Class A	3,760	40
*	Cooper-Standard Holdings Inc.	361	39
	Strattec Security Corp.	1,084	39
*	tronc Inc.	3,374	38
*	New Home Co. Inc.	3,508	38
*	Hibbett Sports Inc.	1,470	34
*	At Home Group Inc.	1,814	34
*	Fiesta Restaurant Group Inc.	1,500	33
*	Boot Barn Holdings Inc.	4,218	33
*	Red Lion Hotels Corp.	4,958	32
*	Cogint Inc.	5,397	29
*	Marchex Inc. Class B	10,206	29
*	Townsquare Media Inc. Class A	2,842	29
*	Century Casinos Inc.	3,660	29
	Salem Media Group Inc. Class A	3,955	27
*	Empire Resorts Inc.	1,101	27
*,^ Tuesday Morning Corp.		15,223	26
	Capella Education Co.	290	25

*	Daily Journal Corp.	116	24
*	Fogo De Chao Inc.	1,764	24
*	Kirkland's Inc.	2,536	23
*,^ Sears Holdings Corp.		2,851	21
*	Cambium Learning Group Inc.	4,187	21
*	JAKKS Pacific Inc.	4,846	20
*	Luby's Inc.	7,389	20
*	Container Store Group Inc.	3,281	19
^	Stage Stores Inc.	8,039	17
*	Vera Bradley Inc.	1,785	17
*	Eldorado Resorts Inc.	769	16
*	Carrols Restaurant Group Inc.	1,307	15
*	Rosetta Stone Inc.	1,297	15
*	Weight Watchers International Inc.	571	15
*	Franklin Covey Co.	594	12
	Camping World Holdings Inc. Class A	417	11
*	Gaia Inc. Class A	1,017	11
*	Motorcar Parts of America Inc.	376	11
*	Sears Hometown and Outlet Stores Inc.	3,310	10
*	LGI Homes Inc.	259	8
	Carriage Services Inc. Class A	319	8
*	Destination XL Group Inc.	3,058	7
*	Eastman Kodak Co.	792	7
	Liberty Tax Inc.	397	6
*	Noodles & Co. Class A	1,098	5
*	Hemisphere Media Group Inc. Class A	404	5
*	Kona Grill Inc.	1,129	5
*	Vince Holding Corp.	6,162	4
*	Sportsman's Warehouse Holdings Inc.	375	2
*	Urban One Inc.	643	1
			31,890
Consumer Staples (2.1%)
	Snyder's-Lance Inc.	26,626	979
	Sanderson Farms Inc.	6,690	794
*	United Natural Foods Inc.	16,372	654
	Universal Corp.	8,193	544
	Fresh Del Monte Produce Inc.	10,097	512
	Vector Group Ltd.	17,375	378
	SpartanNash Co.	12,204	364
	Seaboard Corp.	88	356
*	SUPERVALU Inc.	87,872	338
	Andersons Inc.	8,813	309
	Dean Foods Co.	15,186	277
	Ingles Markets Inc. Class A	4,603	168
	Weis Markets Inc.	3,128	161
	John B Sanfilippo & Son Inc.	2,056	133
	Omega Protein Corp.	6,750	118
	Nutraceutical International Corp.	2,681	112
	AdvancePierre Foods Holdings Inc.	2,589	104
*	Cal-Maine Foods Inc.	2,264	84
*	Seneca Foods Corp. Class A	2,100	65
	Village Super Market Inc. Class A	2,373	59
*	Craft Brew Alliance Inc.	2,496	42
	Nature's Sunshine Products Inc.	2,699	34
*	Smart & Final Stores Inc.	2,409	32
	Alico Inc.	1,023	31
*	Natural Grocers by Vitamin Cottage Inc.	2,871	28

*	Alliance One International Inc.	2,621	28
*	Turning Point Brands Inc.	809	14
*	Chefs' Warehouse Inc.	475	7
	Limoneira Co.	228	4
			6,729
Energy (4.6%)
*	RSP Permian Inc.	32,718	1,164
	Western Refining Inc.	26,651	965
*	PDC Energy Inc.	18,522	920
*	Oasis Petroleum Inc.	77,293	754
	Golar LNG Ltd.	32,162	748
	SemGroup Corp. Class A	21,931	680
*	NOW Inc.	35,301	583
	Delek US Holdings Inc.	20,725	508
*	Oil States International Inc.	17,166	502
*	McDermott International Inc.	80,434	499
*	SRC Energy Inc.	55,150	379
*	TerraForm Power Inc. Class A	28,943	358
*	SEACOR Holdings Inc.	5,519	338
*	Forum Energy Technologies Inc.	20,760	337
*	Unit Corp.	16,736	298
*	Exterran Corp.	10,386	293
	Green Plains Inc.	11,855	253
*	Atwood Oceanics Inc.	25,098	252
	Archrock Inc.	23,056	242
*	Helix Energy Solutions Group Inc.	45,773	228
*	Newpark Resources Inc.	27,189	201
*	SunCoke Energy Inc.	21,114	185
*	REX American Resources Corp.	1,848	176
*	Denbury Resources Inc.	114,720	176
*	Ring Energy Inc.	13,393	174
*	Keane Group Inc.	9,559	147
*	TerraForm Global Inc. Class A	29,508	145
*	Fairmount Santrol Holdings Inc.	29,760	142
*	Renewable Energy Group Inc.	12,308	139
	Alon USA Energy Inc.	10,924	135
*	California Resources Corp.	10,282	112
*	Par Pacific Holdings Inc.	6,411	110
*	Jagged Peak Energy Inc.	8,374	109
*	Natural Gas Services Group Inc.	4,110	108
*	Sunrun Inc.	20,881	105
^	CVR Energy Inc.	4,960	99
*,^ Sanchez Energy Corp.		14,723	88
*	Clean Energy Fuels Corp.	34,388	80
*	Green Brick Partners Inc.	7,749	77
*	Matrix Service Co.	8,765	71
*	Tesco Corp.	15,337	71
*	Bill Barrett Corp.	19,949	69
*	Geospace Technologies Corp.	4,371	66
*	RigNet Inc.	3,857	65
*	WildHorse Resource Development Corp.	5,038	60
*	Pioneer Energy Services Corp.	24,447	60
*	Parker Drilling Co.	44,275	60
*,^ Seadrill Ltd.		123,847	56
*	EP Energy Corp. Class A	13,020	55
*	CARBO Ceramics Inc.	7,199	54
*	Pacific Ethanol Inc.	9,135	54

*	Era Group Inc.	6,316	53
*	Abraxas Petroleum Corp.	27,463	51
	Panhandle Oil and Gas Inc. Class A	2,376	46
*	Ameresco Inc. Class A	6,625	46
*	Contango Oil & Gas Co.	7,256	45
*	Mammoth Energy Services Inc.	2,397	44
*	Jones Energy Inc. Class A	20,474	41
*	Eclipse Resources Corp.	17,937	40
*	Westmoreland Coal Co.	6,055	40
*	TETRA Technologies Inc.	12,771	39
*	Independence Contract Drilling Inc.	10,148	39
*	Smart Sand Inc.	3,629	35
*	TPI Composites Inc.	1,935	33
*	Willbros Group Inc.	13,568	31
*	Cobalt International Energy Inc.	134,128	30
	Adams Resources & Energy Inc.	669	27
*,^ Northern Oil and Gas Inc.		15,882	26
*,^ Vivint Solar Inc.		8,091	26
*	Dawson Geophysical Co.	6,284	24
*	W&T Offshore Inc.	11,207	23
*	Hornbeck Offshore Services Inc.	10,060	17
*	EXCO Resources Inc.	44,715	15
*	Trecora Resources	1,158	12
*,^ FuelCell Energy Inc.		12,175	12
*	Ramaco Resources Inc.	1,648	10
*,^ Erin Energy Corp.		4,967	9
*	Earthstone Energy Inc. Class A	730	8
	Noble Energy Inc.	248	7
*,^ TerraVia Holdings Inc.		24,242	6
*	EnerNOC Inc.	1,104	6
*	Global Geophysical Services Inc.	223	—
			14,391
Financial Services (42.1%)
	New Residential Investment Corp.	98,394	1,583
	PrivateBancorp Inc.	25,998	1,549
	Webster Financial Corp.	30,389	1,481
	Prosperity Bancshares Inc.	22,234	1,393
	FNB Corp.	105,170	1,388
	Hudson Pacific Properties Inc.	40,501	1,327
	Investors Bancorp Inc.	97,915	1,295
	IBERIABANK Corp.	16,739	1,292
	Hancock Holding Co.	27,852	1,287
	Healthcare Realty Trust Inc.	37,875	1,260
	Umpqua Holdings Corp.	73,258	1,241
	CNO Financial Group Inc.	59,438	1,218
*	MGIC Investment Corp.	113,219	1,198
	Gramercy Property Trust	39,966	1,181
	United Bankshares Inc.	30,822	1,179
	Wintrust Financial Corp.	17,103	1,176
	Radian Group Inc.	71,355	1,146
	Sunstone Hotel Investors Inc.	72,280	1,128
*	Texas Capital Bancshares Inc.	15,242	1,119
	UMB Financial Corp.	14,840	1,039
	MB Financial Inc.	25,211	1,038
	Cousins Properties Inc.	119,739	1,025
	LaSalle Hotel Properties	35,450	1,009
	Fulton Financial Corp.	57,137	1,000

Washington Federal Inc.	30,328	969
Selective Insurance Group Inc.	18,875	964
GEO Group Inc.	31,687	949
Valley National Bancorp	82,049	925
* Stifel Financial Corp.	21,423	913
Sterling Bancorp	42,197	905
Cathay General Bancorp	25,071	890
First Industrial Realty Trust Inc.	30,162	871
Community Bank System Inc.	15,629	840
Medical Properties Trust Inc.	64,828	840
BancorpSouth Inc.	29,137	836
Colony Starwood Homes	24,127	834
RLJ Lodging Trust	40,918	833
First Citizens BancShares Inc. Class A	2,492	826
Pinnacle Financial Partners Inc.	13,673	822
Education Realty Trust Inc.	21,394	820
Glacier Bancorp Inc.	25,128	811
Mack-Cali Realty Corp.	29,996	798
Hope Bancorp Inc.	43,066	750
Great Western Bancorp Inc.	19,772	749
Lexington Realty Trust	77,470	744
DiamondRock Hospitality Co.	66,960	743
Pebblebrook Hotel Trust	23,992	742
South State Corp.	8,707	724
American Equity Investment Life Holding Co.	28,720	720
Columbia Banking System Inc.	19,451	714
* Enstar Group Ltd.	3,730	700
Trustmark Corp.	22,696	690
Old National Bancorp	43,680	690
CVB Financial Corp.	33,409	678
Chemical Financial Corp.	14,846	668
First Midwest Bancorp Inc.	29,387	651
EverBank Financial Corp.	33,325	648
Hilltop Holdings Inc.	24,899	622
* Genworth Financial Inc. Class A	167,970	615
Xenia Hotels & Resorts Inc.	34,128	611
Invesco Mortgage Capital Inc.	37,437	604
International Bancshares Corp.	18,064	599
United Community Banks Inc.	23,114	596
Argo Group International Holdings Ltd.	9,567	592
Capitol Federal Financial Inc.	42,505	587
Renasant Corp.	14,541	581
Astoria Financial Corp.	30,707	569
Acadia Realty Trust	20,797	565
Summit Hotel Properties Inc.	30,653	549
Towne Bank	18,633	540
Monogram Residential Trust Inc.	56,097	540
Banner Corp.	10,034	539
First Merchants Corp.	13,549	538
* PRA Group Inc.	15,236	530
Independent Bank Corp.	8,536	516
LegacyTexas Financial Group Inc.	14,610	515
Washington REIT	15,923	514
Horace Mann Educators Corp.	13,391	512
Kemper Corp.	13,299	507
First Financial Bancorp	20,226	507
Physicians Realty Trust	24,807	505

Simmons First National Corp. Class A	9,912	503
Select Income REIT	20,991	501
Global Net Lease Inc.	22,143	499
Apollo Commercial Real Estate Finance Inc.	26,983	498
WesBanco Inc.	13,237	492
NBT Bancorp Inc.	13,966	491
Kite Realty Group Trust	27,302	491
Government Properties Income Trust	22,662	489
Northwest Bancshares Inc.	31,642	487
Union Bankshares Corp.	14,272	480
Provident Financial Services Inc.	20,172	471
* FCB Financial Holdings Inc. Class A	10,030	459
Park National Corp.	4,396	444
* Green Dot Corp. Class A	11,793	433
* Walker & Dunlop Inc.	9,204	430
CBL & Associates Properties Inc.	55,798	429
Redwood Trust Inc.	25,271	428
Westamerica Bancorporation	8,294	426
Employers Holdings Inc.	10,613	425
Sabra Health Care REIT Inc.	18,139	425
CYS Investments Inc.	49,935	421
WSFS Financial Corp.	9,432	416
Kearny Financial Corp.	29,272	408
Boston Private Financial Holdings Inc.	28,022	406
Navigators Group Inc.	7,563	401
Berkshire Hills Bancorp Inc.	11,036	396
PennyMac Mortgage Investment Trust	22,552	395
Waddell & Reed Financial Inc. Class A	23,550	394
CenterState Banks Inc.	16,199	389
Franklin Street Properties Corp.	34,603	389
Agree Realty Corp.	8,478	386
BNC Bancorp	12,110	382
Washington Prime Group Inc.	49,384	377
S&T Bancorp Inc.	11,273	376
Terreno Realty Corp.	11,316	370
* MBIA Inc.	44,549	365
FirstCash Inc.	6,772	363
Tompkins Financial Corp.	4,770	362
Hannon Armstrong Sustainable Infrastructure Capital Inc.	16,418	360
First Commonwealth Financial Corp.	29,267	359
Rexford Industrial Realty Inc.	13,181	359
Beneficial Bancorp Inc.	23,842	349
Infinity Property & Casualty Corp.	3,624	347
Heartland Financial USA Inc.	7,673	344
Stewart Information Services Corp.	7,553	342
Lakeland Financial Corp.	7,959	338
* LendingClub Corp.	61,104	336
Capstead Mortgage Corp.	31,695	334
Chesapeake Lodging Trust	14,374	331
American Assets Trust Inc.	8,455	330
Ramco-Gershenson Properties Trust	25,920	326
ARMOUR Residential REIT Inc.	12,449	324
United Fire Group Inc.	7,464	323
Safety Insurance Group Inc.	4,739	315
Brookline Bancorp Inc.	22,675	313
RE/MAX Holdings Inc. Class A	5,873	312
National Storage Affiliates Trust	12,551	304

City Holding Co.	4,821	304
First Financial Bankshares Inc.	7,941	304
* FNFV Group	21,700	303
Central Pacific Financial Corp.	9,953	301
Sandy Spring Bancorp Inc.	7,788	299
Alexander & Baldwin Inc.	7,447	298
* Pacific Premier Bancorp Inc.	8,720	296
* Encore Capital Group Inc.	8,169	296
* St. Joe Co.	16,744	296
Enterprise Financial Services Corp.	7,329	294
State Bank Financial Corp.	11,591	294
First Busey Corp.	10,213	290
Southside Bancshares Inc.	8,878	289
Parkway Inc.	14,066	280
Piper Jaffray Cos.	4,761	279
First Interstate BancSystem Inc. Class A	7,964	278
MTGE Investment Corp.	15,114	276
Hanmi Financial Corp.	10,288	274
Banco Latinoamericano de Comercio Exterior SA	9,974	269
Kennedy-Wilson Holdings Inc.	13,639	267
United Financial Bancorp Inc.	16,421	266
Monmouth Real Estate Investment Corp.	18,185	265
Flushing Financial Corp.	9,486	264
* Third Point Reinsurance Ltd.	20,007	263
^ Seritage Growth Properties Class A	6,700	263
Nelnet Inc. Class A	6,652	261
Lakeland Bancorp Inc.	13,674	256
Tier REIT Inc.	15,772	255
Stock Yards Bancorp Inc.	7,010	254
InfraREIT Inc.	13,072	252
Chatham Lodging Trust	12,467	247
* KCG Holdings Inc. Class A	12,359	245
BancFirst Corp.	2,594	245
MainSource Financial Group Inc.	7,544	244
* Ambac Financial Group Inc.	14,779	244
New Senior Investment Group Inc.	25,424	243
Independent Bank Group Inc.	4,262	239
Hersha Hospitality Trust Class A	12,845	239
Altisource Residential Corp.	17,279	237
Washington Trust Bancorp Inc.	4,943	236
1st Source Corp.	5,180	236
* Seacoast Banking Corp. of Florida	10,423	235
Meta Financial Group Inc.	2,721	233
TriCo Bancshares	6,677	233
Investors Real Estate Trust	39,781	233
Heritage Financial Corp.	9,713	232
* HomeStreet Inc.	8,487	227
National Western Life Group Inc. Class A	739	227
Bryn Mawr Bank Corp.	5,524	226
German American Bancorp Inc.	7,248	225
PJT Partners Inc.	5,812	225
New York Mortgage Trust Inc.	36,014	224
Univest Corp. of Pennsylvania	8,124	224
ConnectOne Bancorp Inc.	10,259	224
TrustCo Bank Corp. NY	30,405	223
OceanFirst Financial Corp.	8,427	223
NorthStar Realty Europe Corp.	18,100	221

Meridian Bancorp Inc.	13,464	218
First Bancorp	7,845	218
Getty Realty Corp.	8,605	216
Easterly Government Properties Inc.	10,836	215
Oritani Financial Corp.	12,781	212
First Potomac Realty Trust	19,260	211
Maiden Holdings Ltd.	19,822	209
Community Trust Bancorp Inc.	4,966	206
Ladder Capital Corp. Class A	14,489	204
Northfield Bancorp Inc.	12,346	203
Retail Opportunity Investments Corp.	10,275	203
* First BanCorp	38,927	202
FBL Financial Group Inc. Class A	3,208	202
Preferred Bank	4,020	201
Camden National Corp.	4,978	200
Bridge Bancorp Inc.	6,012	200
* Greenlight Capital Re Ltd. Class A	9,671	199
* Flagstar Bancorp Inc.	6,892	199
Dime Community Bancshares Inc.	10,249	195
Anworth Mortgage Asset Corp.	31,735	192
First of Long Island Corp.	7,034	191
Investment Technology Group Inc.	9,327	186
James River Group Holdings Ltd.	4,682	186
Independence Realty Trust Inc.	19,172	184
Stonegate Bank	4,027	182
* Forestar Group Inc.	12,576	178
Capital Bank Financial Corp.	4,750	176
Great Southern Bancorp Inc.	3,576	175
AG Mortgage Investment Trust Inc.	9,343	174
QCR Holdings Inc.	3,960	173
Federal Agricultural Mortgage Corp.	2,858	173
CoBiz Financial Inc.	10,994	173
Virtus Investment Partners Inc.	1,709	172
Horizon Bancorp	6,764	172
Pennsylvania REIT	15,949	171
* NMI Holdings Inc. Class A	16,401	171
* INTL. FCStone Inc.	4,923	170
* MoneyGram International Inc.	9,741	170
* CU Bancorp	4,703	169
First Defiance Financial Corp.	3,196	166
* TriState Capital Holdings Inc.	7,151	166
Four Corners Property Trust Inc.	6,636	163
Pacific Continental Corp.	6,925	163
State National Cos. Inc.	9,202	162
Gladstone Commercial Corp.	7,940	162
Mercantile Bank Corp.	5,186	161
Waterstone Financial Inc.	8,473	160
* World Acceptance Corp.	2,042	159
Peapack Gladstone Financial Corp.	5,244	159
Ashford Hospitality Trust Inc.	25,804	159
Peoples Bancorp Inc.	5,253	159
* Customers Bancorp Inc.	5,389	151
First Financial Corp.	3,258	148
Fidelity Southern Corp.	6,935	148
CatchMark Timber Trust Inc. Class A	12,962	147
* Republic First Bancorp Inc.	16,450	146
Southwest Bancorp Inc.	5,911	145

Guaranty Bancorp	5,751	145
National General Holdings Corp.	6,563	144
CorEnergy Infrastructure Trust Inc.	4,084	144
* EZCORP Inc. Class A	16,858	143
First Community Bancshares Inc.	5,574	142
NexPoint Residential Trust Inc.	5,870	142
Bar Harbor Bankshares	4,906	142
Western Asset Mortgage Capital Corp.	13,740	140
Financial Institutions Inc.	4,504	138
Cedar Realty Trust Inc.	27,484	137
* HomeTrust Bancshares Inc.	5,526	137
Independent Bank Corp.	6,716	137
Ameris Bancorp	3,105	135
Preferred Apartment Communities Inc. Class A	8,734	134
OFG Bancorp	14,274	133
Blue Hills Bancorp Inc.	7,318	132
Access National Corp.	4,698	131
Park Sterling Corp.	11,281	131
* Green Bancorp Inc.	6,777	129
Carolina Financial Corp.	4,240	127
HCI Group Inc.	2,841	126
* Allegiance Bancshares Inc.	3,243	126
State Auto Financial Corp.	5,048	125
* Nicolet Bankshares Inc.	2,506	125
Bank of NT Butterfield & Son Ltd.	3,730	123
OneBeacon Insurance Group Ltd. Class A	6,643	122
* Eagle Bancorp Inc.	2,128	121
United Community Financial Corp.	15,315	121
RLI Corp.	2,176	121
Bank Mutual Corp.	13,558	120
Bank of Marin Bancorp	2,000	120
* Cowen Inc. Class A	7,964	120
Fidelity & Guaranty Life	3,871	119
Ares Commercial Real Estate Corp.	8,847	117
Arrow Financial Corp.	3,678	116
* Enova International Inc.	8,750	116
* Triumph Bancorp Inc.	5,083	116
West Bancorporation Inc.	5,263	116
Clifton Bancorp Inc.	7,074	115
Farmers National Banc Corp.	8,291	112
* National Commerce Corp.	2,989	112
Heritage Insurance Holdings Inc.	8,734	111
* Franklin Financial Network Inc.	2,825	110
Old Second Bancorp Inc.	9,442	110
People's Utah Bancorp	4,270	109
Republic Bancorp Inc. Class A	3,149	109
* PICO Holdings Inc.	6,596	108
Resource Capital Corp.	10,983	106
Whitestone REIT	9,181	106
* Global Indemnity Ltd.	2,769	105
Arlington Asset Investment Corp. Class A	7,311	105
Heritage Commerce Corp.	7,797	105
* Bancorp Inc.	17,019	104
Dynex Capital Inc.	15,136	104
One Liberty Properties Inc.	4,651	104
Community Healthcare Trust Inc.	4,150	102
UMH Properties Inc.	6,068	101

CNB Financial Corp.	4,791	100
MidWestOne Financial Group Inc.	2,862	99
National Bankshares Inc.	2,392	96
American National Bankshares Inc.	2,751	96
* Citizens Inc. Class A	15,099	94
Banc of California Inc.	4,613	94
Bluerock Residential Growth REIT Inc. Class A	7,609	93
* Atlantic Capital Bancshares Inc.	4,944	92
* Tejon Ranch Co.	4,575	92
Farmers Capital Bank Corp.	2,397	92
Ashford Hospitality Prime Inc.	9,477	91
Enterprise Bancorp Inc.	3,033	91
Sierra Bancorp	3,762	90
First Connecticut Bancorp Inc.	3,590	90
Investors Title Co.	480	90
WashingtonFirst Bankshares Inc.	2,728	90
* Nationstar Mortgage Holdings Inc.	5,477	89
Peoples Financial Services Corp.	2,271	89
* First Foundation Inc.	5,779	89
Sun Bancorp Inc.	3,577	89
Orchid Island Capital Inc.	8,768	88
Citizens & Northern Corp.	3,919	87
* HarborOne Bancorp Inc.	4,411	87
Cass Information Systems Inc.	1,411	86
First Bancorp Inc.	3,406	86
* FRP Holdings Inc.	2,019	85
First Mid-Illinois Bancshares Inc.	2,552	84
Farmland Partners Inc.	8,501	83
AMERISAFE Inc.	1,595	83
Ames National Corp.	2,777	82
Macatawa Bank Corp.	8,847	82
* Ocwen Financial Corp.	32,930	82
LTC Properties Inc.	1,690	81
Charter Financial Corp.	4,457	80
* BSB Bancorp Inc.	2,630	76
Old Line Bancshares Inc.	2,708	76
Capital City Bank Group Inc.	4,023	75
Codorus Valley Bancorp Inc.	2,893	75
BankFinancial Corp.	5,078	75
* Safeguard Scientifics Inc.	6,731	74
* PennyMac Financial Services Inc. Class A	4,592	74
EMC Insurance Group Inc.	2,694	73
Territorial Bancorp Inc.	2,426	73
Universal Insurance Holdings Inc.	2,927	72
Kinsale Capital Group Inc.	1,935	70
Baldwin & Lyons Inc.	2,924	70
* Veritex Holdings Inc.	2,665	69
RAIT Financial Trust	31,008	69
NewStar Financial Inc.	7,676	68
* FB Financial Corp.	1,996	68
Great Ajax Corp.	4,878	68
* Equity Bancshares Inc. Class A	2,283	68
Shore Bancshares Inc.	4,223	67
Summit Financial Group Inc.	3,081	67
Western New England Bancorp Inc.	6,686	67
Xenith Bankshares Inc.	2,139	66
Northrim BanCorp Inc.	2,186	65

* Regional Management Corp.	3,244	65
* Southern First Bancshares Inc.	1,893	65
* Ladenburg Thalmann Financial Services Inc.	30,154	65
EVERTEC Inc.	3,860	64
Federated National Holding Co.	4,042	64
Southern National Bancorp of Virginia Inc.	3,701	63
Central Valley Community Bancorp	2,983	62
Premier Financial Bancorp Inc.	3,120	62
Century Bancorp Inc. Class A	1,017	61
MutualFirst Financial Inc.	1,800	61
Southern Missouri Bancorp Inc.	1,923	60
First Business Financial Services Inc.	2,635	60
* Atlas Financial Holdings Inc.	4,003	60
Penns Woods Bancorp Inc.	1,516	60
Home Bancorp Inc.	1,707	59
OM Asset Management plc	4,233	59
GAIN Capital Holdings Inc.	10,068	59
Stratus Properties Inc.	2,132	59
* First Community Financial Partners Inc.	4,647	58
LCNB Corp.	2,949	58
MBT Financial Corp.	5,672	58
Owens Realty Mortgage Inc.	3,470	57
* Impac Mortgage Holdings Inc.	3,438	56
SI Financial Group Inc.	3,760	56
ACNB Corp.	1,969	56
* First Northwest Bancorp	3,366	55
* On Deck Capital Inc.	15,353	54
Orrstown Financial Services Inc.	2,509	53
First Internet Bancorp	2,034	52
C&F Financial Corp.	1,079	52
Oppenheimer Holdings Inc. Class A	3,320	52
Associated Capital Group Inc. Class A	1,511	51
Bear State Financial Inc.	5,849	51
Independence Holding Co.	2,415	48
Bankwell Financial Group Inc.	1,508	47
* Hallmark Financial Services Inc.	4,498	47
Greenhill & Co. Inc.	2,276	46
* AV Homes Inc.	2,889	45
Opus Bank	2,067	44
B. Riley Financial Inc.	2,927	44
Tiptree Inc.	7,257	44
Hingham Institution for Savings	241	42
FelCor Lodging Trust Inc.	5,834	42
* Trinity Place Holdings Inc.	6,234	42
Midland States Bancorp Inc.	1,188	41
Donegal Group Inc. Class A	2,604	41
MedEquities Realty Trust Inc.	3,473	41
Provident Financial Holdings Inc.	2,078	39
First Financial Northwest Inc.	2,461	39
Chemung Financial Corp.	1,022	38
Blue Capital Reinsurance Holdings Ltd.	1,970	38
ESSA Bancorp Inc.	2,583	38
* Pacific Mercantile Bancorp	4,863	37
FBR & Co.	1,828	32
GAMCO Investors Inc. Class A	1,113	32
* UCP Inc.	2,657	29
* BofI Holding Inc.	1,239	27

	United Insurance Holdings Corp.	1,645	27
*	Provident Bancorp Inc.	1,284	27
	City Office REIT Inc.	2,155	26
	Global Medical REIT Inc.	2,780	26
	Manning & Napier Inc.	4,655	22
	Saul Centers Inc.	364	21
	Clipper Realty Inc.	1,842	20
	Greene County Bancorp Inc.	806	20
	Armada Hoffler Properties Inc.	1,458	19
	Alexander's Inc.	45	19
*	Capstar Financial Holdings Inc.	1,007	18
	California First National Bancorp	804	14
	County Bancorp Inc.	473	12
*	Paragon Commercial Corp.	218	11
	Pzena Investment Management Inc. Class A	1,100	10
*	Wins Finance Holdings Inc.	412	8
	Virtu Financial Inc. Class A	472	8
	CPI Card Group Inc.	3,823	7
*	Walter Investment Management Corp.	6,591	7
	Consolidated-Tomoka Land Co.	126	7
	Griffin Industrial Realty Inc.	211	7
	Medley Management Inc. Class A	920	5
	Union Bankshares Inc.	115	5
	Value Line Inc.	29	1
	Fifth Street Asset Management Inc.	12	—
			131,591
Health Care (4.6%)
*	Wright Medical Group NV	34,450	921
*	Haemonetics Corp.	17,153	700
*	Bluebird Bio Inc.	8,539	643
	Owens & Minor Inc.	18,633	594
*	Halyard Health Inc.	15,427	554
*	Exelixis Inc.	28,873	540
	CONMED Corp.	9,110	463
*	Select Medical Holdings Corp.	32,641	437
*	Integer Holdings Corp.	10,322	410
*	Array BioPharma Inc.	49,996	379
*	Tivity Health Inc.	10,444	355
*	Merit Medical Systems Inc.	9,815	348
*	Community Health Systems Inc.	37,029	328
*	Molina Healthcare Inc.	4,778	309
	Analogic Corp.	3,880	279
*	LHC Group Inc.	4,577	276
	Kindred Healthcare Inc.	27,853	273
	National HealthCare Corp.	3,684	252
*	PharMerica Corp.	10,121	250
*	ICU Medical Inc.	1,522	246
*	Momenta Pharmaceuticals Inc.	16,092	233
*	Five Prime Therapeutics Inc.	6,877	194
*	Retrophin Inc.	11,803	187
*,^ Lannett Co. Inc.		9,169	184
*	Acorda Therapeutics Inc.	12,080	167
*	Almost Family Inc.	2,744	158
*	Enanta Pharmaceuticals Inc.	5,213	157
*	Magellan Health Inc.	2,224	153
*	Esperion Therapeutics Inc.	4,676	150
	Invacare Corp.	10,515	149

	Luminex Corp.	7,275	147
*	Versartis Inc.	9,416	145
*	AMAG Pharmaceuticals Inc.	7,978	138
*	AngioDynamics Inc.	9,032	136
*	PTC Therapeutics Inc.	10,859	136
*	K2M Group Holdings Inc.	5,857	133
	PDL BioPharma Inc.	55,744	133
*	REGENXBIO Inc.	7,735	132
*	Triple-S Management Corp. Class B	7,714	126
*,^ Cara Therapeutics Inc.		7,173	119
*	Akebia Therapeutics Inc.	8,444	113
*	Exactech Inc.	3,513	106
*,^ Zogenix Inc.		8,209	104
*	Spectrum Pharmaceuticals Inc.	18,161	103
*	RTI Surgical Inc.	18,991	98
*	Otonomy Inc.	7,787	95
*	Atara Biotherapeutics Inc.	7,177	95
*	Celldex Therapeutics Inc.	31,137	88
*	Albany Molecular Research Inc.	4,437	86
*	Tetraphase Pharmaceuticals Inc.	12,225	84
*	Addus HomeCare Corp.	2,226	83
*,^ Omeros Corp.		4,986	75
*	Medicines Co.	1,878	75
*	CryoLife Inc.	3,668	67
*	Chimerix Inc.	14,229	64
*	Epizyme Inc.	3,952	57
*	Karyopharm Therapeutics Inc.	6,906	56
*	BioScrip Inc.	30,856	56
*	Surgery Partners Inc.	2,415	53
*	Portola Pharmaceuticals Inc.	1,320	49
*	AtriCure Inc.	2,108	44
*	Stemline Therapeutics Inc.	5,520	44
*	Adamas Pharmaceuticals Inc.	2,625	40
*	Ardelyx Inc.	8,532	40
*	Concert Pharmaceuticals Inc.	3,100	39
*	Anika Therapeutics Inc.	833	39
*	Bellicum Pharmaceuticals Inc.	3,636	39
*	Cotiviti Holdings Inc.	998	38
*	Innoviva Inc.	3,041	37
*	Edge Therapeutics Inc.	3,431	34
*	Endocyte Inc.	11,186	29
	Merrimack Pharmaceuticals Inc.	15,687	28
*	Nobilis Health Corp.	16,217	28
	Meridian Bioscience Inc.	1,902	26
*	Ignyta Inc.	3,607	25
*	Zafgen Inc.	7,152	24
*	Cidara Therapeutics Inc.	3,864	23
*	BioCryst Pharmaceuticals Inc.	4,113	21
*	Medpace Holdings Inc.	754	21
*	NewLink Genetics Corp.	1,600	20
*	Rigel Pharmaceuticals Inc.	8,288	19
*	Voyager Therapeutics Inc.	1,980	18
*	Adverum Biotechnologies Inc.	6,764	17
*	NantKwest Inc.	4,680	17
*	Immunomedics Inc.	2,210	17
*	Agenus Inc.	4,603	15
*	Athersys Inc.	9,583	13

*	Ra Pharmaceuticals Inc.	544	13
*	iRhythm Technologies Inc.	373	13
	Phibro Animal Health Corp. Class A	357	13
*	WaVe Life Sciences Ltd.	651	12
*	Accelerate Diagnostics Inc.	436	12
*,^ TherapeuticsMD Inc.		2,824	12
*	Quidel Corp.	457	11
*,^ Egalet Corp.		5,247	11
*	OvaScience Inc.	8,482	11
*,^ Rockwell Medical Inc.		1,506	11
*	Genesis Healthcare Inc.	6,246	11
*	Myovant Sciences Ltd.	706	10
*	AnaptysBio Inc.	388	10
*	Jounce Therapeutics Inc.	488	10
*	Cerus Corp.	4,075	9
*	TransEnterix Inc.	19,473	9
*	Syndax Pharmaceuticals Inc.	720	9
*	Corvus Pharmaceuticals Inc.	823	8
*	Tactile Systems Technology Inc.	318	8
	National Research Corp. Class A	302	7
*	Cellular Biomedicine Group Inc.	1,105	7
*	Enzo Biochem Inc.	704	6
*	Audentes Therapeutics Inc.	423	6
*	American Renal Associates Holdings Inc.	322	5
*	Protagonist Therapeutics Inc.	436	5
*	Tabula Rasa HealthCare Inc.	302	4
*	Aratana Therapeutics Inc.	644	4
*	Clearside Biomedical Inc.	533	4
*	Syros Pharmaceuticals Inc.	218	4
*	Idera Pharmaceuticals Inc.	2,102	3
*	Neos Therapeutics Inc.	400	3
*	Selecta Biosciences Inc.	227	3
*	Dimension Therapeutics Inc.	2,269	3
*	Fulgent Genetics Inc.	402	2
*	Codexis Inc.	576	2
*	Obalon Therapeutics Inc.	216	2
*	Novan Inc.	401	2
*	Infinity Pharmaceuticals Inc.	1,141	2
*	Arrowhead Pharmaceuticals Inc.	1,198	2
*	Flex Pharma Inc.	462	2
*	Immune Design Corp.	195	1
*	Pfenex Inc.	328	1
*	NantHealth Inc.	427	1
*	Inotek Pharmaceuticals Corp.	515	1
*	Titan Pharmaceuticals Inc.	326	1
*	Trovagene Inc.	686	—
*	CytRx Corp.	168	—
*	Kadmon Holdings Inc.	36	—
			14,282
Materials & Processing (5.3%)
	Olin Corp.	54,833	1,609
	Hecla Mining Co.	127,352	731
	Commercial Metals Co.	37,870	685
*	AK Steel Holding Corp.	102,672	626
	KapStone Paper and Packaging Corp.	27,038	571
*	MRC Global Inc.	30,923	558
	Carpenter Technology Corp.	15,256	556

Allegheny Technologies Inc.	35,845	553
* Cliffs Natural Resources Inc.	93,646	552
Cabot Microelectronics Corp.	6,904	521
Greif Inc. Class A	8,586	510
Innospec Inc.	7,956	509
Stepan Co.	5,916	501
Chemours Co.	10,035	401
Minerals Technologies Inc.	5,439	391
Tronox Ltd. Class A	21,346	324
* Kraton Corp.	9,786	316
Kaiser Aluminum Corp.	3,810	314
Schweitzer-Mauduit International Inc.	8,055	300
A Schulman Inc.	9,782	287
PH Glatfelter Co.	14,434	265
NN Inc.	8,703	249
Calgon Carbon Corp.	16,729	235
Ferroglobe plc	21,370	225
Materion Corp.	6,476	221
* Century Aluminum Co.	15,196	219
Quanex Building Products Corp.	10,337	213
Schnitzer Steel Industries Inc.	9,310	180
* TimkenSteel Corp.	12,943	170
* Ingevity Corp.	2,743	162
American Vanguard Corp.	9,418	159
Haynes International Inc.	4,429	159
Mueller Industries Inc.	5,270	149
Quaker Chemical Corp.	1,053	147
* Coeur Mining Inc.	15,743	146
* Unifi Inc.	5,095	143
* Rexnord Corp.	6,278	143
Tredegar Corp.	8,464	134
* Armstrong Flooring Inc.	7,158	132
Kronos Worldwide Inc.	7,187	132
Greif Inc. Class B	1,878	125
Hawkins Inc.	2,579	121
* Veritiv Corp.	2,580	114
* Gibraltar Industries Inc.	3,639	113
FutureFuel Corp.	8,215	111
* GCP Applied Technologies Inc.	3,654	110
Rayonier Advanced Materials Inc.	5,677	99
* Landec Corp.	6,806	95
KMG Chemicals Inc.	1,653	92
Universal Forest Products Inc.	848	75
* Louisiana-Pacific Corp.	3,239	72
* LSB Industries Inc.	6,900	61
* UFP Technologies Inc.	2,194	60
DMC Global Inc.	4,677	59
LSI Industries Inc.	6,535	58
Oil-Dri Corp. of America	1,666	57
* BMC Stock Holdings Inc.	2,796	55
* AgroFresh Solutions Inc.	6,969	49
* Boise Cascade Co.	1,809	49
Interface Inc. Class A	2,326	48
Olympic Steel Inc.	2,901	48
* Koppers Holdings Inc.	1,290	47
United States Lime & Minerals Inc.	578	45
* OMNOVA Solutions Inc.	4,939	43

Ampco-Pittsburgh Corp.	2,711	43
* JELD-WEN Holding Inc.	1,126	35
Griffon Corp.	1,551	34
* Ryerson Holding Corp.	3,983	33
Innophos Holdings Inc.	741	31
Valhi Inc.	8,397	29
* Handy & Harman Ltd.	881	25
Global Brass & Copper Holdings Inc.	644	20
* NL Industries Inc.	2,496	18
Aceto Corp.	1,025	14
* Lawson Products Inc.	504	11
Gold Resource Corp.	3,032	11
* Foundation Building Materials Inc.	580	8
CompX International Inc.	468	6
* Forterra Inc.	802	6
* Ferroglobe R&W Trust	19,424	—
		16,528
Other (0.0%)2
* Media General Inc. CVR	35,434	11
* KKR Real Estate Finance Trust Inc.	455	10
* Schneider National Inc. Class B	467	9
* WideOpenWest Inc.	490	9
* Floor & Decor Holdings Inc. Class A	173	7
* Biohaven Pharmaceutical Holding Co. Ltd.	200	5
* NCS Multistage Holdings Inc.	140	4
* G1 Therapeutics Inc.	150	3
* Carvana Co.	250	2
* Yext Inc.	160	2
Warrior Met Coal Inc.	133	2
* Appian Corp.	120	2
* Ovid therapeutics Inc.	150	2
* Cloudera Inc.	85	2
* Gerber Scientific Inc. CVR	519	—
		70
Producer Durables (13.1%)
* XPO Logistics Inc.	32,514	1,710
* Teledyne Technologies Inc.	8,178	1,075
EMCOR Group Inc.	16,793	1,058
Kennametal Inc.	26,510	1,020
* Esterline Technologies Corp.	9,747	950
Barnes Group Inc.	16,695	945
* KLX Inc.	17,707	857
^ GATX Corp.	13,755	818
ABM Industries Inc.	18,621	801
EnerSys	10,308	763
Tetra Tech Inc.	16,211	745
* Moog Inc. Class A	9,688	679
UniFirst Corp.	4,508	639
* Darling Ingredients Inc.	39,992	627
* TopBuild Corp.	11,142	597
SkyWest Inc.	16,824	577
Triumph Group Inc.	16,329	532
ESCO Technologies Inc.	8,528	491
* OSI Systems Inc.	5,761	456
* FTI Consulting Inc.	12,718	439
* SPX FLOW Inc.	11,686	436

Applied Industrial Technologies Inc.	6,948	429
* Sykes Enterprises Inc.	12,773	426
* ACCO Brands Corp.	35,721	405
Werner Enterprises Inc.	14,855	405
* Atlas Air Worldwide Holdings Inc.	8,250	402
Greenbrier Cos. Inc.	9,073	401
* Harsco Corp.	26,684	398
* Navistar International Corp.	15,368	398
Cubic Corp.	8,561	397
Kaman Corp.	8,145	393
Albany International Corp.	8,049	389
AAR Corp.	11,111	388
* Saia Inc.	8,301	383
Curtiss-Wright Corp.	4,009	361
CIRCOR International Inc.	5,455	352
* TrueBlue Inc.	13,067	351
Convergys Corp.	14,424	351
* Rush Enterprises Inc. Class A	9,776	350
* Chart Industries Inc.	10,108	347
Aircastle Ltd.	15,716	343
* SPX Corp.	14,194	342
Briggs & Stratton Corp.	14,025	334
* Air Transport Services Group Inc.	13,700	327
* TriMas Corp.	14,802	323
Federal Signal Corp.	20,522	322
* Navigant Consulting Inc.	15,693	306
Triton International Ltd.	10,737	301
Wabash National Corp.	14,457	289
* ICF International Inc.	5,983	281
MSA Safety Inc.	3,421	277
Ship Finance International Ltd.	20,374	275
Encore Wire Corp.	6,644	275
* Tutor Perini Corp.	10,518	273
Actuant Corp. Class A	10,130	263
McGrath RentCorp	7,794	259
* Huron Consulting Group Inc.	6,171	256
Korn/Ferry International	7,680	247
* PHH Corp.	18,267	246
* CBIZ Inc.	16,173	244
* Kratos Defense & Security Solutions Inc.	21,999	238
* Manitowoc Co. Inc.	42,024	238
Matson Inc.	8,098	237
* Modine Manufacturing Co.	15,585	237
* Aegion Corp. Class A	11,477	227
Kadant Inc.	2,913	224
Kelly Services Inc. Class A	9,568	222
* RPX Corp.	16,261	215
* Aerojet Rocketdyne Holdings Inc.	9,576	210
Alamo Group Inc.	2,412	205
^ Nordic American Tankers Ltd.	33,517	200
Scorpio Tankers Inc.	53,695	200
Essendant Inc.	12,169	196
* Thermon Group Holdings Inc.	10,469	194
Astec Industries Inc.	3,337	187
Marten Transport Ltd.	7,516	186
^ GasLog Ltd.	14,182	184
* DXP Enterprises Inc.	5,082	182

*	Casella Waste Systems Inc. Class A	12,621	177
	Columbus McKinnon Corp.	6,293	176
*	Aerovironment Inc.	5,639	175
*	CSW Industrials Inc.	4,708	166
	Hyster-Yale Materials Handling Inc.	2,174	162
*	Babcock & Wilcox Enterprises Inc.	14,964	159
*	Engility Holdings Inc.	5,986	158
	ArcBest Corp.	8,148	153
	Ennis Inc.	9,520	153
	Raven Industries Inc.	4,462	151
	Titan International Inc.	14,385	149
	Granite Construction Inc.	3,136	147
*	MYR Group Inc.	4,968	146
*	FARO Technologies Inc.	4,109	143
*	Wesco Aircraft Holdings Inc.	14,227	137
^	Frontline Ltd.	22,997	133
*	Control4 Corp.	6,579	131
	Brady Corp. Class A	3,588	129
	Heidrick & Struggles International Inc.	5,928	128
	DHT Holdings Inc.	30,137	127
	Resources Connection Inc.	9,682	121
	VSE Corp.	2,854	119
*	Ducommun Inc.	3,476	111
*	TRC Cos. Inc.	6,266	110
*,^ Scorpio Bulkers Inc.		18,479	107
	Mobile Mini Inc.	3,743	105
	Park-Ohio Holdings Corp.	2,795	104
*	International Seaways Inc.	5,219	103
	Quad/Graphics Inc.	4,537	101
*	CAI International Inc.	5,146	99
*	Titan Machinery Inc.	5,868	99
^	Teekay Corp.	15,810	97
	Spartan Motors Inc.	11,018	95
	Powell Industries Inc.	2,868	94
	CRA International Inc.	2,693	93
	American Railcar Industries Inc.	2,503	89
	CECO Environmental Corp.	9,441	89
	Miller Industries Inc.	3,385	87
	Standex International Corp.	975	86
	REV Group Inc.	3,191	86
	NACCO Industries Inc. Class A	1,281	85
*	Vectrus Inc.	2,846	84
	Textainer Group Holdings Ltd.	7,332	81
*	YRC Worldwide Inc.	8,421	77
*	Great Lakes Dredge & Dock Corp.	17,900	74
	Bristow Group Inc.	10,922	72
	Teekay Tankers Ltd. Class A	37,717	71
*	Covenant Transportation Group Inc. Class A	3,828	70
	Marlin Business Services Corp.	2,777	70
*	Gener8 Maritime Inc.	13,089	69
*	Vishay Precision Group Inc.	4,007	69
	FreightCar America Inc.	4,050	68
	Graham Corp.	3,226	68
	Costamare Inc.	10,089	66
*	Roadrunner Transportation Systems Inc.	10,242	65
	Ardmore Shipping Corp.	8,916	64
	Altra Industrial Motion Corp.	1,461	63

*	Rush Enterprises Inc. Class B	1,909	63
*	Maxwell Technologies Inc.	10,766	62
	Hurco Cos. Inc.	2,141	62
*	Dorian LPG Ltd.	7,968	62
*	HC2 Holdings Inc.	11,208	59
*	Orion Group Holdings Inc.	8,037	57
*	Advanced Disposal Services Inc.	2,369	55
*	Global Sources Ltd.	2,614	55
*	Advanced Energy Industries Inc.	689	53
*	Liquidity Services Inc.	8,380	52
	Knight Transportation Inc.	1,475	49
	Hardinge Inc.	3,723	45
*	Ascent Capital Group Inc. Class A	3,224	44
*	Layne Christensen Co.	5,687	41
*	Plug Power Inc.	22,194	41
*,^ ExOne Co.		3,060	40
*	Gencor Industries Inc.	2,473	40
	Watts Water Technologies Inc. Class A	624	39
	Lindsay Corp.	453	39
	Preformed Line Products Co.	779	37
	Navios Maritime Acquisition Corp.	25,594	37
*	Atkore International Group Inc.	1,717	36
	Franklin Electric Co. Inc.	931	36
*	Willis Lease Finance Corp.	1,343	35
	Sun Hydraulics Corp.	808	35
	Kimball International Inc. Class B	1,965	34
	Overseas Shipholding Group Inc. Class A	12,635	33
*	Neff Corp. Class A	1,902	32
*	Radiant Logistics Inc.	5,416	32
	Douglas Dynamics Inc.	1,040	32
*	Hill International Inc.	6,381	31
*	Heritage-Crystal Clean Inc.	2,043	31
*	PHI Inc.	3,434	31
	Supreme Industries Inc. Class A	1,718	30
*	Hub Group Inc. Class A	830	30
*	Blue Bird Corp.	1,444	26
	MTS Systems Corp.	507	26
*	NV5 Global Inc.	707	26
*	ServiceSource International Inc.	7,371	25
	Tennant Co.	351	25
*	Echo Global Logistics Inc.	1,245	23
	Gorman-Rupp Co.	821	20
	General Cable Corp.	1,171	19
*	USA Truck Inc.	2,729	18
	Celadon Group Inc.	8,568	17
*	American Superconductor Corp.	3,657	15
*	Team Inc.	569	15
*	PAM Transportation Services Inc.	692	12
	Universal Logistics Holdings Inc.	842	12
*	Milacron Holdings Corp.	560	10
*	InnerWorkings Inc.	770	8
*	SP Plus Corp.	257	8
*	Vicor Corp.	442	7
*,^ Tidewater Inc.		6,272	5
*	IES Holdings Inc.	230	4
*	PFSweb Inc.	190	1

*	Workhorse Group Inc.	244	1
			41,130
Technology (10.0%)
*	Advanced Micro Devices Inc.	129,672	1,451
	MKS Instruments Inc.	16,765	1,371
*	Tech Data Corp.	11,613	1,126
*	NetScout Systems Inc.	29,769	1,090
	SYNNEX Corp.	9,691	1,078
*	CACI International Inc. Class A	8,093	996
*	Sanmina Corp.	24,439	894
*	Finisar Corp.	35,861	884
*	Viavi Solutions Inc.	78,404	880
*	Verint Systems Inc.	20,676	850
	Vishay Intertechnology Inc.	46,198	755
*	Anixter International Inc.	9,817	741
*	DigitalGlobe Inc.	21,063	656
	Brooks Automation Inc.	22,658	624
*	Mercury Systems Inc.	14,319	569
*	Plexus Corp.	10,951	569
*	Benchmark Electronics Inc.	16,232	524
*	Insight Enterprises Inc.	12,117	503
*	Knowles Corp.	29,110	499
	TiVo Corp.	26,730	476
*	Veeco Instruments Inc.	14,805	466
*	Entegris Inc.	17,397	430
*	II-VI Inc.	14,306	429
*,^ Applied Optoelectronics Inc.		5,988	418
	Progress Software Corp.	14,224	415
*	Rogers Corp.	3,909	415
	Diebold Nixdorf Inc.	15,482	410
*	NeuStar Inc. Class A	12,088	401
*	TTM Technologies Inc.	23,917	388
*	Ambarella Inc.	6,289	368
*	Amkor Technology Inc.	31,659	359
*	Acxiom Corp.	13,077	343
*	Diodes Inc.	12,619	323
*	Rambus Inc.	26,583	315
*	ScanSource Inc.	8,241	313
	ManTech International Corp. Class A	8,154	312
*	MicroStrategy Inc. Class A	1,555	284
*	Novanta Inc.	7,762	264
	AVX Corp.	15,310	251
*	Super Micro Computer Inc.	10,098	248
*	Ultra Clean Holdings Inc.	10,532	241
*	Rudolph Technologies Inc.	9,848	235
*,^ Stratasys Ltd.		8,613	232
	CTS Corp.	10,258	216
*	Photronics Inc.	21,435	215
*	Axcelis Technologies Inc.	9,709	211
*	Blucora Inc.	10,143	208
*	Cavium Inc.	2,743	200
	Xperi Corp.	5,642	173
*	Xcerra Corp.	17,197	167
*	Bankrate Inc.	15,764	165
*	Kimball Electronics Inc.	9,146	159
	Cohu Inc.	8,617	158
*	NETGEAR Inc.	3,643	153

* Actua Corp.	10,208	143
* ViaSat Inc.	2,150	140
* FormFactor Inc.	9,454	139
* KeyW Holding Corp.	14,509	134
* Infinera Corp.	13,719	133
* Harmonic Inc.	24,982	126
IXYS Corp.	8,325	123
* Bazaarvoice Inc.	26,881	122
* Evolent Health Inc. Class A	5,229	120
Daktronics Inc.	11,901	118
* Alpha & Omega Semiconductor Ltd.	6,263	117
ADTRAN Inc.	5,824	112
Comtech Telecommunications Corp.	7,461	108
Park Electrochemical Corp.	6,367	108
QAD Inc. Class A	3,170	103
PC Connection Inc.	3,806	99
* ShoreTel Inc.	17,105	99
* ePlus Inc.	1,196	94
* Sonus Networks Inc.	13,769	93
* Calix Inc.	13,726	90
* Telenav Inc.	10,839	88
* Glu Mobile Inc.	34,729	88
EMCORE Corp.	8,611	87
* DSP Group Inc.	7,257	86
* Digi International Inc.	8,493	81
* pdvWireless Inc.	3,290	79
* NeoPhotonics Corp.	8,575	77
* Electro Scientific Industries Inc.	9,211	77
* Sigma Designs Inc.	11,947	75
* Kopin Corp.	20,678	71
Bel Fuse Inc. Class B	2,971	71
* Limelight Networks Inc.	24,019	71
Silicom Ltd.	1,308	67
* Acacia Research Corp.	16,380	65
* Vocera Communications Inc.	2,405	64
* Unisys Corp.	5,372	63
Systemax Inc.	3,974	63
NVE Corp.	781	62
* Perficient Inc.	3,381	58
* Immersion Corp.	6,433	55
* Sparton Corp.	2,898	50
* Oclaro Inc.	5,396	48
* ARC Document Solutions Inc.	13,919	46
* Global Eagle Entertainment Inc.	14,638	45
* KVH Industries Inc.	4,760	45
* Agilysys Inc.	4,425	44
* Ichor Holdings Ltd.	1,840	43
* Bottomline Technologies de Inc.	1,676	42
Methode Electronics Inc.	1,012	41
* Nanometrics Inc.	1,457	41
Black Box Corp.	4,745	39
* Rubicon Project Inc.	7,603	38
* NCI Inc. Class A	1,980	38
* Impinj Inc.	847	37
* RealNetworks Inc.	8,087	34
* Rightside Group Ltd.	3,657	33
* TechTarget Inc.	3,575	33

* Blackline Inc.	837	28
* Autobytel Inc.	2,155	27
* Quantenna Communications Inc.	1,210	23
* Coupa Software Inc.	666	23
* Everbridge Inc.	706	18
* Avid Technology Inc.	3,417	18
Reis Inc.	904	17
* Numerex Corp. Class A	3,672	15
* SecureWorks Corp. Class A	1,218	13
* Meet Group Inc.	2,548	12
* VASCO Data Security International Inc.	857	12
* Apptio Inc. Class A	705	12
* PDF Solutions Inc.	640	10
* Digimarc Corp.	225	8
* USA Technologies Inc.	1,270	6
* Silver Spring Networks Inc.	547	6
* ChannelAdvisor Corp.	457	5
* Radisys Corp.	777	3
* Park City Group Inc.	172	2
		31,145
Utilities (7.3%)
IDACORP Inc.	16,540	1,444
Portland General Electric Co.	29,625	1,402
WGL Holdings Inc.	15,935	1,318
ONE Gas Inc.	17,251	1,219
ALLETE Inc.	16,466	1,208
Black Hills Corp.	17,103	1,189
Southwest Gas Holdings Inc.	14,044	1,117
New Jersey Resources Corp.	26,082	1,093
Spire Inc.	14,871	1,054
PNM Resources Inc.	26,498	1,020
NorthWestern Corp.	16,072	996
South Jersey Industries Inc.	26,492	965
Avista Corp.	20,970	898
El Paso Electric Co.	13,474	728
Northwest Natural Gas Co.	8,949	548
Otter Tail Corp.	12,754	510
Ormat Technologies Inc.	7,058	420
Atlantica Yield plc	19,454	406
MGE Energy Inc.	6,216	405
* Vonage Holdings Corp.	56,838	393
NRG Yield Inc.	20,670	366
Chesapeake Utilities Corp.	4,605	342
* Dynegy Inc.	38,653	320
West Corp.	12,213	283
* Iridium Communications Inc.	27,977	277
SJW Group	5,388	259
Cincinnati Bell Inc.	13,802	235
California Water Service Group	6,684	232
ATN International Inc.	3,456	226
Unitil Corp.	4,641	221
NRG Yield Inc. Class A	12,376	213
American States Water Co.	4,066	186
Connecticut Water Service Inc.	2,769	147
Windstream Holdings Inc.	28,213	120
Spok Holdings Inc.	6,761	118
* Lumos Networks Corp.	5,787	104

	Consolidated Communications Holdings Inc.			4,991	99
*,^ Globalstar Inc.				49,226	97
	Pattern Energy Group Inc. Class A			4,291	97
*	Atlantic Power Corp.			38,726	91
	Artesian Resources Corp. Class A			2,576	90
*	Boingo Wireless Inc.			4,792	77
	Delta Natural Gas Co. Inc.			2,217	67
	Consolidated Water Co. Ltd.			4,752	56
*	Hawaiian Telcom Holdco Inc.			2,086	52
	IDT Corp. Class B			2,446	41
*	Intelsat SA			10,340	32
	Genie Energy Ltd. Class B			4,098	31
	Middlesex Water Co.			779	28
*	FairPoint Communications Inc.			1,622	23
*	AquaVenture Holdings Ltd.			1,170	20
	York Water Co.			536	18
*	ORBCOMM Inc.			1,608	16
*	NII Holdings Inc.			16,584	9
					22,926
Total Common Stocks (Cost $285,191)					310,682
		Coupon
Temporary Cash Investments (1.0%)1
Money Market Fund (0.8%)
3,4 Vanguard Market Liquidity Fund		1.040%		24,385	2,439

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
5	United States Treasury Bill	0.771%	6/22/17	500	500
5	United States Treasury Bill	0.612%	7/20/17	100	100
					600
Total Temporary Cash Investments (Cost $3,038)					3,039
Total Investments (100.3%) (Cost $288,229)					313,721
Other Assets and Liabilities-Net (-0.3%)4					(985)
Net Assets (100%)					312,736

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,911,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $2,113,000 of collateral received for securities on loan.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Russell 2000 Value Index Fund

whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	310,671	—	11
Temporary Cash Investments	2,439	600	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	313,109	600	11
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Russell 2000 Value Index Fund

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2017	28	1,917	(12)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2017, the cost of investment securities for tax purposes was $288,238,000. Net unrealized appreciation of investment securities for tax purposes was $25,483,000, consisting of unrealized gains of $48,409,000 on securities that had risen in value since their purchase and $22,926,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.8%)
Conventional Mortgage-Backed Securities (99.4%)
1,2	Fannie Mae Pool	2.000%	11/1/27–11/1/31	9,557	9,454
1,2,3Fannie Mae Pool		2.500%	11/1/26–10/1/46	156,866	158,658
1,2,3Fannie Mae Pool		3.000%	11/1/25–7/1/47	531,078	538,208
1,2,3Fannie Mae Pool		3.500%	10/1/20–7/1/47	518,086	536,831
1,2,3Fannie Mae Pool		4.000%	7/1/18–7/1/47	329,308	348,767
1,2,3Fannie Mae Pool		4.500%	2/1/18–6/1/47	144,745	156,425
1,2,3Fannie Mae Pool		5.000%	10/1/17–6/1/47	64,432	71,004
1,2	Fannie Mae Pool	5.500%	9/1/17–2/1/42	49,729	55,621
1,2	Fannie Mae Pool	6.000%	3/1/18–5/1/41	35,018	39,830
1,2	Fannie Mae Pool	6.500%	10/1/21–10/1/39	8,699	9,740
1,2	Fannie Mae Pool	7.000%	12/1/22–10/1/37	818	957
1,2	Fannie Mae Pool	7.500%	11/1/22	6	7
1,2	Freddie Mac Gold Pool	2.000%	1/1/28–6/1/32	6,321	6,261
1,2,3Freddie Mac Gold Pool		2.500%	8/1/22–10/1/46	113,494	115,038
1,2,3Freddie Mac Gold Pool		3.000%	1/1/26–6/1/47	364,787	369,334
1,2,3Freddie Mac Gold Pool		3.500%	9/1/25–6/1/47	319,410	330,980
1,2,3Freddie Mac Gold Pool		4.000%	7/1/18–6/1/47	195,115	206,586
1,2,3Freddie Mac Gold Pool		4.500%	1/1/18–6/1/47	75,308	81,204
1,2	Freddie Mac Gold Pool	5.000%	10/1/17–3/1/42	38,217	41,997
1,2	Freddie Mac Gold Pool	5.500%	4/1/21–6/1/41	30,916	34,513
1,2	Freddie Mac Gold Pool	6.000%	6/1/17–5/1/40	18,474	20,991
1,2	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	3,947	4,394
1,2	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	321	375
1,2	Freddie Mac Gold Pool	8.000%	11/1/22	1	1
1	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	23,600	24,152
1,3	Ginnie Mae I Pool	3.500%	2/15/26–6/1/47	23,562	24,652
1,3	Ginnie Mae I Pool	4.000%	7/15/24–7/1/47	37,596	39,913
1,3	Ginnie Mae I Pool	4.500%	9/15/18–6/1/47	29,939	32,401
1	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	21,747	24,033
1	Ginnie Mae I Pool	5.500%	10/15/32–3/15/40	9,652	10,869
1	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	3,763	4,296
1	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	195	221
1	Ginnie Mae I Pool	7.000%	10/15/27	6	7
1	Ginnie Mae II Pool	2.500%	6/20/27–11/20/46	24,218	24,186
1,3	Ginnie Mae II Pool	3.000%	10/20/26–7/1/47	353,850	361,254
1,3	Ginnie Mae II Pool	3.500%	12/20/25–7/1/47	460,946	481,569
1,3	Ginnie Mae II Pool	4.000%	9/20/25–6/1/47	207,427	219,969
1,3	Ginnie Mae II Pool	4.500%	4/20/18–6/1/47	86,428	93,447
1	Ginnie Mae II Pool	5.000%	6/20/33–3/20/46	35,458	38,781
1	Ginnie Mae II Pool	5.500%	11/20/33–5/20/45	14,306	15,800
1	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	5,580	6,284
1	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	554	634
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	100	119
					4,539,763
Nonconventional Mortgage-Backed Securities (0.4%)
1,2	Fannie Mae Pool	2.107%	3/1/43	579	583
1,2	Fannie Mae Pool	2.185%	6/1/43	357	361
1,2	Fannie Mae Pool	2.189%	10/1/42	234	240

1,2	Fannie Mae Pool	2.229%	9/1/42	625	652
1,2	Fannie Mae Pool	2.262%	7/1/43	969	972
1,2	Fannie Mae Pool	2.378%	7/1/42	2,391	2,422
1,2	Fannie Mae Pool	2.430%	5/1/43	1,128	1,141
1,2	Fannie Mae Pool	2.442%	10/1/42	447	453
1,2,4Fannie Mae Pool		2.490%	6/1/42	1,309	1,366
1,2,4Fannie Mae Pool		2.594%	9/1/37	29	31
1,2	Fannie Mae Pool	2.721%	12/1/43	732	762
1,2	Fannie Mae Pool	2.754%	3/1/42	339	354
1,2,4Fannie Mae Pool		2.841%	12/1/41	125	128
1,2	Fannie Mae Pool	2.909%	12/1/40	76	80
1,2,4Fannie Mae Pool		2.919%	9/1/43	515	546
1,2,4Fannie Mae Pool		3.084%	10/1/40	79	83
1,2	Fannie Mae Pool	3.089%	2/1/41	54	57
1,2,4Fannie Mae Pool		3.090%	8/1/39	21	23
1,2,4Fannie Mae Pool		3.125%	10/1/39	25	26
1,2,4Fannie Mae Pool		3.178%	3/1/42	105	113
1,2,4Fannie Mae Pool		3.194%	11/1/39	27	28
1,2,4Fannie Mae Pool		3.223%	2/1/42	173	185
1,2,4Fannie Mae Pool		3.235%	12/1/39	255	266
1,2,4Fannie Mae Pool		3.263%	5/1/42	129	134
1,2,4Fannie Mae Pool		3.278%	11/1/41	37	39
1,2,4Fannie Mae Pool		3.286%	10/1/40	15	15
1,2,4Fannie Mae Pool		3.296%	12/1/40	246	260
1,2,4Fannie Mae Pool		3.303%	5/1/41	59	62
1,2,4Fannie Mae Pool		3.305%	11/1/41	105	112
1,2,4Fannie Mae Pool		3.308%	12/1/41	123	131
1,2,4Fannie Mae Pool		3.315%	11/1/40	9	9
1,2,4Fannie Mae Pool		3.333%	12/1/40	12	13
1,2	Fannie Mae Pool	3.344%	8/1/42	157	160
1,2,4Fannie Mae Pool		3.397%	5/1/42	49	51
1,2,4Fannie Mae Pool		3.401%	1/1/42	199	210
1,2,4Fannie Mae Pool		3.435%	12/1/40	9	9
1,2,4Fannie Mae Pool		3.449%	1/1/40	3	3
1,2,4Fannie Mae Pool		3.470%	2/1/41	5	6
1,2,4Fannie Mae Pool		3.500%	4/1/37	15	15
1,2,4Fannie Mae Pool		3.502%	3/1/41	219	230
1,2	Fannie Mae Pool	3.556%	7/1/41	236	250
1,2,4Fannie Mae Pool		3.575%	3/1/41	214	228
1,2	Fannie Mae Pool	3.609%	4/1/41	57	58
1,2,4Fannie Mae Pool		3.666%	5/1/40	3	3
1,2,4Fannie Mae Pool		3.754%	9/1/40	246	260
1,2	Fannie Mae Pool	3.788%	6/1/41	122	129
1,2,4Fannie Mae Pool		3.815%	11/1/39	23	24
1,2,4Fannie Mae Pool		3.841%	8/1/39	61	63
1,2,4Fannie Mae Pool		4.487%	10/1/37	110	113
1,2,4Fannie Mae Pool		5.188%	3/1/38	6	6
1,2	Freddie Mac Non Gold Pool	2.540%	11/1/43	435	439
1,2	Freddie Mac Non Gold Pool	2.797%	1/1/41	136	142
1,2	Freddie Mac Non Gold Pool	3.052%	1/1/41	95	100
1,2,4Freddie Mac Non Gold Pool		3.075%	10/1/37	14	15
1,2,4Freddie Mac Non Gold Pool		3.130%	6/1/41	103	107
1,2,4Freddie Mac Non Gold Pool		3.225%	6/1/40	46	49
1,2,4Freddie Mac Non Gold Pool		3.238%	6/1/37	403	429
1,2,4Freddie Mac Non Gold Pool		3.281%	12/1/39	21	22
1,2,4Freddie Mac Non Gold Pool		3.353%	5/1/40	2	2
1,2,4Freddie Mac Non Gold Pool		3.362%	2/1/37	18	19

1,2,4Freddie Mac Non Gold Pool		3.364%	12/1/40	33	34
1,2,4Freddie Mac Non Gold Pool		3.395%	2/1/42	52	55
1,2	Freddie Mac Non Gold Pool	3.405%	3/1/42	548	578
1,2	Freddie Mac Non Gold Pool	3.569%	6/1/40	84	88
1,2,4Freddie Mac Non Gold Pool		3.653%	2/1/41	155	165
1,2,4Freddie Mac Non Gold Pool		3.660%	2/1/41	9	9
1,2	Freddie Mac Non Gold Pool	3.680%	9/1/40	69	73
1,2	Freddie Mac Non Gold Pool	5.125%	3/1/38	86	91
1,4	Ginnie Mae II Pool	2.125%	4/20/41	7	8
1,4	Ginnie Mae II Pool	2.250%	11/20/40–12/20/42	598	615
1,4	Ginnie Mae II Pool	2.375%	1/20/41–1/20/42	1,504	1,534
1,4	Ginnie Mae II Pool	2.500%	7/20/41–8/20/41	142	146
1,4	Ginnie Mae II Pool	2.625%	5/20/41	10	10
1	Ginnie Mae II Pool	3.000%	11/20/40	17	18
					18,213
Total U.S. Government and Agency Obligations (Cost $4,567,281)					4,557,976
				Shares
Temporary Cash Investment (16.3%)
Money Market Fund (16.3%)
5	Vanguard Market Liquidity Fund (Cost $743,010)	1.040%		7,429,583	743,107
Total Investments (116.1%) (Cost $5,310,291)					5,301,083
Other Assets and Liabilities-Net (-16.1%)					(733,725)
Net Assets (100%)					4,567,358

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2017.
4 Adjustable-rate security.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA

Mortgage-Backed Securities Index Fund

transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At May 31, 2017, counterparties had deposited in segregated accounts securities and cash with a value of $2,146,000 in connection with TBA transactions.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,557,976	—
Temporary Cash Investments	743,107	—	—
Total	743,107	4,557,976	—

D. At May 31, 2017, the cost of investment securities for tax purposes was $5,310,330,000. Net unrealized depreciation of investment securities for tax purposes was $9,247,000, consisting of unrealized gains of $14,454,000 on securities that had risen in value since their purchase and $23,662,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)

As of May 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.7%)
U.S. Government Securities (0.7%)
United States Treasury Note/Bond	1.500%	5/15/20	88,190	88,356
United States Treasury Note/Bond	1.750%	5/31/22	61,985	61,975
Total U.S. Government and Agency Obligations (Cost $150,333)				150,331
Corporate Bonds (98.5%)
Finance (39.9%)
Banking (32.5%)
American Express Co.	7.000%	3/19/18	15,000	15,610
American Express Co.	8.125%	5/20/19	2,000	2,232
American Express Credit Corp.	2.125%	7/27/18	10,379	10,430
American Express Credit Corp.	1.800%	7/31/18	11,395	11,408
American Express Credit Corp.	1.875%	11/5/18	11,590	11,590
American Express Credit Corp.	2.125%	3/18/19	18,037	18,125
American Express Credit Corp.	1.875%	5/3/19	21,500	21,512
American Express Credit Corp.	2.250%	8/15/19	19,164	19,280
American Express Credit Corp.	1.700%	10/30/19	1,775	1,764
American Express Credit Corp.	2.200%	3/3/20	13,972	14,058
American Express Credit Corp.	2.375%	5/26/20	23,012	23,209
American Express Credit Corp.	2.600%	9/14/20	19,290	19,601
American Express Credit Corp.	2.250%	5/5/21	22,026	22,007
American Express Credit Corp.	2.700%	3/3/22	19,925	20,108
Associates Corp. of North America	6.950%	11/1/18	90	96
Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	9,130	9,165
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	11,380	11,450
Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	18,239	18,104
Australia & New Zealand Banking Group Ltd.	2.050%	9/23/19	10,600	10,614
Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	13,000	13,000
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	9,024	9,142
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	12,410	12,357
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	14,250	14,314
Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	14,000	14,059
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	12,225	12,427
Banco Santander SA	3.500%	4/11/22	1,000	1,020
Bancolombia SA	5.950%	6/3/21	8,100	8,915
Bank of America Corp.	6.000%	9/1/17	4	4
Bank of America Corp.	6.500%	7/15/18	5,164	5,416
Bank of America Corp.	6.875%	11/15/18	9,250	9,887
Bank of America Corp.	2.600%	1/15/19	56,300	56,847
Bank of America Corp.	5.490%	3/15/19	3,700	3,899
Bank of America Corp.	2.650%	4/1/19	39,754	40,204
Bank of America Corp.	7.625%	6/1/19	30,135	33,322
Bank of America Corp.	2.250%	4/21/20	33,505	33,519
Bank of America Corp.	5.625%	7/1/20	33,470	36,664
Bank of America Corp.	2.625%	10/19/20	33,539	33,820
Bank of America Corp.	2.151%	11/9/20	7,920	7,890
Bank of America Corp.	5.875%	1/5/21	15,480	17,265
Bank of America Corp.	2.625%	4/19/21	14,188	14,247
Bank of America Corp.	5.000%	5/13/21	21,931	23,914
Bank of America Corp.	5.700%	1/24/22	34,593	39,099

1 Bank of America Corp.	3.124%	1/20/23	17,880	18,105
1 Bank of America Corp.	2.881%	4/24/23	15,175	15,174
Bank of America NA	1.750%	6/5/18	29,505	29,560
Bank of America NA	2.050%	12/7/18	18,230	18,318
Bank of Montreal	1.800%	7/31/18	7,470	7,487
Bank of Montreal	1.350%	8/28/18	5,100	5,079
Bank of Montreal	2.375%	1/25/19	19,716	19,892
Bank of Montreal	1.500%	7/18/19	20,152	19,977
Bank of Montreal	2.100%	12/12/19	15,455	15,518
Bank of Montreal	1.900%	8/27/21	21,624	21,326
Bank of New York Mellon Corp.	2.100%	8/1/18	4,346	4,373
Bank of New York Mellon Corp.	2.100%	1/15/19	10,991	11,046
Bank of New York Mellon Corp.	2.200%	3/4/19	9,450	9,509
Bank of New York Mellon Corp.	2.200%	5/15/19	11,825	11,898
Bank of New York Mellon Corp.	5.450%	5/15/19	4,250	4,537
Bank of New York Mellon Corp.	2.300%	9/11/19	12,903	13,002
Bank of New York Mellon Corp.	4.600%	1/15/20	1,466	1,561
Bank of New York Mellon Corp.	2.150%	2/24/20	18,216	18,309
Bank of New York Mellon Corp.	2.600%	8/17/20	14,660	14,879
Bank of New York Mellon Corp.	2.450%	11/27/20	17,377	17,554
Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,130
Bank of New York Mellon Corp.	2.500%	4/15/21	10,686	10,795
Bank of New York Mellon Corp.	2.050%	5/3/21	24,580	24,405
Bank of New York Mellon Corp.	3.550%	9/23/21	12,567	13,185
Bank of New York Mellon Corp.	2.600%	2/7/22	12,250	12,362
1 Bank of New York Mellon Corp.	2.661%	5/16/23	15,250	15,370
Bank of Nova Scotia	1.700%	6/11/18	13,800	13,819
Bank of Nova Scotia	2.050%	10/30/18	13,557	13,634
Bank of Nova Scotia	1.950%	1/15/19	7,206	7,230
Bank of Nova Scotia	2.050%	6/5/19	28,763	28,853
Bank of Nova Scotia	1.650%	6/14/19	16,265	16,178
Bank of Nova Scotia	2.350%	10/21/20	13,635	13,703
Bank of Nova Scotia	4.375%	1/13/21	5,100	5,476
Bank of Nova Scotia	2.450%	3/22/21	15,628	15,756
Bank of Nova Scotia	2.800%	7/21/21	11,364	11,607
Bank of Nova Scotia	2.700%	3/7/22	17,000	17,161
Barclays Bank plc	5.125%	1/8/20	6,090	6,526
Barclays Bank plc	5.140%	10/14/20	13,085	14,088
Barclays plc	2.750%	11/8/19	26,385	26,620
Barclays plc	2.875%	6/8/20	20,590	20,827
Barclays plc	3.250%	1/12/21	24,565	25,074
Barclays plc	3.200%	8/10/21	17,025	17,289
BB&T Corp.	2.050%	6/19/18	13,333	13,367
BB&T Corp.	2.250%	2/1/19	14,155	14,244
BB&T Corp.	6.850%	4/30/19	3,150	3,426
BB&T Corp.	5.250%	11/1/19	5,312	5,697
BB&T Corp.	2.450%	1/15/20	17,125	17,357
BB&T Corp.	2.625%	6/29/20	4,545	4,627
BB&T Corp.	2.050%	5/10/21	15,200	15,068
BB&T Corp.	3.950%	3/22/22	2,809	2,964
BB&T Corp.	2.750%	4/1/22	18,275	18,546
Bear Stearns Cos. LLC	4.650%	7/2/18	7,890	8,117
BNP Paribas SA	2.700%	8/20/18	18,661	18,849
BNP Paribas SA	2.400%	12/12/18	24,737	24,936
BNP Paribas SA	2.450%	3/17/19	6,950	7,012
BNP Paribas SA	2.375%	5/21/20	20,668	20,780
BNP Paribas SA	5.000%	1/15/21	27,526	30,023

BPCE SA	2.500%	12/10/18	12,950	13,048
BPCE SA	2.500%	7/15/19	9,225	9,272
BPCE SA	2.250%	1/27/20	18,305	18,289
BPCE SA	2.650%	2/3/21	6,920	6,970
BPCE SA	2.750%	12/2/21	20,600	20,745
2 BPCE SA	3.000%	5/22/22	5,000	5,027
Branch Banking & Trust Co.	2.300%	10/15/18	9,879	9,941
Branch Banking & Trust Co.	1.450%	5/10/19	18,609	18,471
Branch Banking & Trust Co.	2.100%	1/15/20	4,565	4,582
Branch Banking & Trust Co.	2.850%	4/1/21	6,591	6,757
Branch Banking & Trust Co.	2.625%	1/15/22	6,700	6,777
Canadian Imperial Bank of Commerce	1.600%	9/6/19	16,640	16,519
Capital One Bank USA NA	2.150%	11/21/18	5,400	5,407
Capital One Bank USA NA	2.250%	2/13/19	21,275	21,302
Capital One Bank USA NA	2.300%	6/5/19	6,425	6,426
Capital One Bank USA NA	8.800%	7/15/19	5,327	6,014
Capital One Financial Corp.	2.450%	4/24/19	17,450	17,539
Capital One Financial Corp.	2.500%	5/12/20	12,000	12,063
Capital One Financial Corp.	4.750%	7/15/21	14,889	16,110
Capital One Financial Corp.	3.050%	3/9/22	11,400	11,505
Capital One NA	2.350%	8/17/18	11,213	11,269
Capital One NA	2.400%	9/5/19	7,600	7,619
Capital One NA	1.850%	9/13/19	11,770	11,668
Capital One NA	2.350%	1/31/20	17,650	17,673
Capital One NA	2.950%	7/23/21	10,315	10,423
Capital One NA	2.250%	9/13/21	17,000	16,705
Citibank NA	2.000%	3/20/19	17,325	17,403
Citigroup Inc.	2.150%	7/30/18	13,060	13,104
Citigroup Inc.	2.500%	9/26/18	21,435	21,597
Citigroup Inc.	2.050%	12/7/18	22,907	22,947
Citigroup Inc.	2.550%	4/8/19	24,649	24,887
Citigroup Inc.	8.500%	5/22/19	2,350	2,632
Citigroup Inc.	2.050%	6/7/19	26,500	26,467
Citigroup Inc.	2.500%	7/29/19	19,804	19,977
Citigroup Inc.	2.450%	1/10/20	24,420	24,570
Citigroup Inc.	2.400%	2/18/20	32,635	32,750
Citigroup Inc.	5.375%	8/9/20	7,074	7,720
Citigroup Inc.	2.650%	10/26/20	27,557	27,766
Citigroup Inc.	2.700%	3/30/21	35,746	35,976
Citigroup Inc.	2.350%	8/2/21	8,027	7,960
Citigroup Inc.	2.900%	12/8/21	39,171	39,632
Citigroup Inc.	4.500%	1/14/22	35,358	38,063
Citigroup Inc.	2.750%	4/25/22	24,200	24,110
Citizens Bank NA	1.600%	12/4/17	3,600	3,599
Citizens Bank NA	2.300%	12/3/18	6,400	6,424
Citizens Bank NA	2.500%	3/14/19	3,764	3,792
Citizens Bank NA	2.450%	12/4/19	6,500	6,540
Citizens Bank NA	2.250%	3/2/20	9,500	9,511
Citizens Bank NA	2.200%	5/26/20	11,500	11,502
Citizens Bank NA	2.550%	5/13/21	17,950	18,002
Citizens Bank NA	2.650%	5/26/22	9,300	9,307
Citizens Financial Group Inc.	2.375%	7/28/21	2,000	1,983
Comerica Inc.	2.125%	5/23/19	7,075	7,067
Commonwealth Bank of Australia	2.500%	9/20/18	18,510	18,696
Commonwealth Bank of Australia	1.750%	11/2/18	8,025	8,015
Commonwealth Bank of Australia	2.250%	3/13/19	18,050	18,141
Commonwealth Bank of Australia	2.050%	3/15/19	7,205	7,224

Commonwealth Bank of Australia	2.300%	9/6/19	13,650	13,737
Commonwealth Bank of Australia	2.300%	3/12/20	1,800	1,809
Commonwealth Bank of Australia	2.400%	11/2/20	10,685	10,701
Commonwealth Bank of Australia	2.550%	3/15/21	12,651	12,722
2 Commonwealth Bank of Australia	2.750%	3/10/22	12,000	12,148
Compass Bank	2.750%	9/29/19	2,885	2,896
Cooperatieve Rabobank UA	2.250%	1/14/19	23,246	23,392
Cooperatieve Rabobank UA	1.375%	8/9/19	9,750	9,641
Cooperatieve Rabobank UA	2.250%	1/14/20	14,550	14,644
Cooperatieve Rabobank UA	4.500%	1/11/21	15,731	16,963
Cooperatieve Rabobank UA	2.500%	1/19/21	30,130	30,418
Cooperatieve Rabobank UA	2.750%	1/10/22	28,000	28,444
Cooperatieve Rabobank UA	3.875%	2/8/22	21,939	23,388
Cooperatieve Rabobank UA	3.950%	11/9/22	5,750	6,015
Credit Suisse AG	2.300%	5/28/19	31,106	31,290
Credit Suisse AG	5.300%	8/13/19	10,978	11,720
Credit Suisse AG	5.400%	1/14/20	18,942	20,373
Credit Suisse AG	4.375%	8/5/20	3,055	3,245
Credit Suisse AG	3.000%	10/29/21	25,287	25,766
2 Credit Suisse Group AG	3.574%	1/9/23	12,000	12,238
Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	19,910	20,063
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	24,865	25,246
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	23,065	23,633
Deutsche Bank AG	2.500%	2/13/19	26,102	26,170
Deutsche Bank AG	2.850%	5/10/19	19,495	19,667
Deutsche Bank AG	2.950%	8/20/20	3,315	3,333
Deutsche Bank AG	3.125%	1/13/21	15,073	15,140
Deutsche Bank AG	3.375%	5/12/21	22,525	22,825
Deutsche Bank AG	4.250%	10/14/21	2,625	2,740
Discover Bank	2.600%	11/13/18	9,500	9,572
Discover Bank	7.000%	4/15/20	3,900	4,343
Discover Bank	3.100%	6/4/20	20,612	21,024
Discover Bank	3.200%	8/9/21	6,500	6,655
Discover Financial Services	5.200%	4/27/22	2,806	3,049
Fifth Third Bancorp	4.500%	6/1/18	1,875	1,923
Fifth Third Bancorp	2.300%	3/1/19	6,300	6,339
Fifth Third Bancorp	2.875%	7/27/20	16,129	16,470
Fifth Third Bancorp	3.500%	3/15/22	5,990	6,216
Fifth Third Bank	2.150%	8/20/18	10,335	10,387
Fifth Third Bank	2.300%	3/15/19	11,730	11,805
Fifth Third Bank	2.375%	4/25/19	9,300	9,371
Fifth Third Bank	1.625%	9/27/19	7,875	7,797
Fifth Third Bank	2.250%	6/14/21	12,000	12,013
Fifth Third Bank	2.875%	10/1/21	15,490	15,828
First Horizon National Corp.	3.500%	12/15/20	7,000	7,167
First Niagara Financial Group Inc.	6.750%	3/19/20	3,200	3,572
First Republic Bank	2.375%	6/17/19	4,220	4,236
3 First Republic Bank	2.500%	6/6/22	6,000	6,008
Goldman Sachs Group Inc.	2.900%	7/19/18	30,820	31,166
Goldman Sachs Group Inc.	2.625%	1/31/19	35,843	36,230
Goldman Sachs Group Inc.	7.500%	2/15/19	42,678	46,468
Goldman Sachs Group Inc.	2.000%	4/25/19	2,000	1,998
Goldman Sachs Group Inc.	2.550%	10/23/19	26,956	27,228
Goldman Sachs Group Inc.	2.300%	12/13/19	40,340	40,465
Goldman Sachs Group Inc.	5.375%	3/15/20	26,716	28,917
Goldman Sachs Group Inc.	2.600%	4/23/20	27,462	27,709
Goldman Sachs Group Inc.	6.000%	6/15/20	18,544	20,491

Goldman Sachs Group Inc.	2.750%	9/15/20	28,883	29,250
Goldman Sachs Group Inc.	2.600%	12/27/20	1,250	1,262
Goldman Sachs Group Inc.	2.875%	2/25/21	33,344	33,771
Goldman Sachs Group Inc.	2.625%	4/25/21	22,784	22,887
Goldman Sachs Group Inc.	5.250%	7/27/21	39,788	43,885
Goldman Sachs Group Inc.	2.350%	11/15/21	13,015	12,905
Goldman Sachs Group Inc.	5.750%	1/24/22	66,896	75,599
Goldman Sachs Group Inc.	3.000%	4/26/22	40,950	41,450
1 Goldman Sachs Group Inc.	2.908%	6/5/23	25,200	25,200
HSBC Bank USA NA	4.875%	8/24/20	13,061	14,054
HSBC Holdings plc	3.400%	3/8/21	37,349	38,502
HSBC Holdings plc	5.100%	4/5/21	29,202	31,889
HSBC Holdings plc	2.950%	5/25/21	27,340	27,695
HSBC Holdings plc	2.650%	1/5/22	48,000	47,868
HSBC Holdings plc	4.875%	1/14/22	7,125	7,791
HSBC Holdings plc	4.000%	3/30/22	19,470	20,558
1 HSBC Holdings plc	3.262%	3/13/23	23,412	23,794
HSBC USA Inc.	1.700%	3/5/18	10,764	10,771
HSBC USA Inc.	2.000%	8/7/18	6,550	6,559
HSBC USA Inc.	2.625%	9/24/18	5,904	5,956
HSBC USA Inc.	2.250%	6/23/19	9,350	9,385
HSBC USA Inc.	2.375%	11/13/19	11,725	11,770
HSBC USA Inc.	2.350%	3/5/20	23,855	23,978
HSBC USA Inc.	2.750%	8/7/20	12,824	13,001
HSBC USA Inc.	5.000%	9/27/20	5,600	6,034
Huntington Bancshares Inc.	2.600%	8/2/18	4,161	4,187
Huntington Bancshares Inc.	7.000%	12/15/20	4,075	4,666
Huntington Bancshares Inc.	3.150%	3/14/21	10,767	11,013
Huntington Bancshares Inc.	2.300%	1/14/22	12,488	12,272
Huntington National Bank	2.000%	6/30/18	10,550	10,587
Huntington National Bank	2.200%	11/6/18	7,500	7,528
Huntington National Bank	2.200%	4/1/19	8,050	8,071
Huntington National Bank	2.375%	3/10/20	8,250	8,301
Huntington National Bank	2.400%	4/1/20	10,325	10,380
Huntington National Bank	2.875%	8/20/20	3,250	3,307
ING Groep NV	3.150%	3/29/22	19,000	19,355
Intesa Sanpaolo SPA	3.875%	1/15/19	15,157	15,540
Itau Corpbanca	3.125%	1/15/18	7,100	7,136
2 Itau Corpbanca	3.875%	9/22/19	2,000	2,067
JPMorgan Chase & Co.	2.350%	1/28/19	24,150	24,355
JPMorgan Chase & Co.	1.850%	3/22/19	19,314	19,292
JPMorgan Chase & Co.	6.300%	4/23/19	32,891	35,483
JPMorgan Chase & Co.	2.200%	10/22/19	11,294	11,338
JPMorgan Chase & Co.	2.250%	1/23/20	53,694	53,865
JPMorgan Chase & Co.	4.950%	3/25/20	12,549	13,491
JPMorgan Chase & Co.	2.750%	6/23/20	41,165	41,835
JPMorgan Chase & Co.	4.400%	7/22/20	20,950	22,314
JPMorgan Chase & Co.	4.250%	10/15/20	36,414	38,691
JPMorgan Chase & Co.	2.550%	10/29/20	32,353	32,653
JPMorgan Chase & Co.	2.550%	3/1/21	28,786	28,989
JPMorgan Chase & Co.	4.625%	5/10/21	18,725	20,278
JPMorgan Chase & Co.	2.400%	6/7/21	18,500	18,506
JPMorgan Chase & Co.	2.295%	8/15/21	37,930	37,754
JPMorgan Chase & Co.	4.350%	8/15/21	30,010	32,155
JPMorgan Chase & Co.	4.500%	1/24/22	43,505	47,049
1 JPMorgan Chase & Co.	2.776%	4/25/23	15,700	15,724
JPMorgan Chase Bank NA	1.450%	9/21/18	3,934	3,924

JPMorgan Chase Bank NA	1.650%	9/23/19	12,923	12,890
KeyBank NA	1.700%	6/1/18	13,910	13,893
KeyBank NA	2.350%	3/8/19	11,820	11,894
KeyBank NA	1.600%	8/22/19	8,300	8,231
KeyBank NA	2.500%	12/15/19	9,215	9,307
KeyBank NA	2.250%	3/16/20	10,088	10,127
KeyBank NA	2.500%	11/22/21	11,000	11,046
KeyCorp	2.300%	12/13/18	10,976	11,031
KeyCorp	2.900%	9/15/20	8,850	9,026
KeyCorp	5.100%	3/24/21	8,350	9,154
Lloyds Bank plc	2.300%	11/27/18	7,700	7,739
Lloyds Bank plc	2.700%	8/17/20	12,500	12,675
Lloyds Bank plc	6.375%	1/21/21	15,765	17,904
Lloyds Banking Group plc	3.100%	7/6/21	6,680	6,821
Lloyds Banking Group plc	3.000%	1/11/22	31,000	31,341
Manufacturers & Traders Trust Co.	2.300%	1/30/19	10,225	10,302
Manufacturers & Traders Trust Co.	2.250%	7/25/19	12,650	12,731
Manufacturers & Traders Trust Co.	2.100%	2/6/20	6,075	6,088
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	42,482	43,200
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	16,350	16,144
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	15,250	15,529
Mizuho Financial Group Inc.	2.273%	9/13/21	12,780	12,615
Mizuho Financial Group Inc.	2.953%	2/28/22	15,950	16,022
Morgan Stanley	2.200%	12/7/18	6,395	6,419
Morgan Stanley	2.500%	1/24/19	21,726	21,888
Morgan Stanley	2.450%	2/1/19	33,856	34,068
Morgan Stanley	7.300%	5/13/19	26,882	29,506
Morgan Stanley	2.375%	7/23/19	34,259	34,431
Morgan Stanley	5.625%	9/23/19	41,214	44,359
Morgan Stanley	5.500%	1/26/20	16,414	17,803
Morgan Stanley	2.650%	1/27/20	40,511	40,971
Morgan Stanley	2.800%	6/16/20	33,390	33,891
Morgan Stanley	5.500%	7/24/20	23,686	25,902
Morgan Stanley	5.750%	1/25/21	15,210	16,923
Morgan Stanley	2.500%	4/21/21	40,821	40,683
Morgan Stanley	5.500%	7/28/21	24,386	27,157
Morgan Stanley	2.625%	11/17/21	52,626	52,589
Morgan Stanley	2.750%	5/19/22	51,000	50,996
MUFG Americas Holdings Corp.	2.250%	2/10/20	16,425	16,452
MUFG Union Bank NA	2.625%	9/26/18	16,700	16,846
MUFG Union Bank NA	2.250%	5/6/19	5,300	5,330
National Australia Bank Ltd.	1.875%	7/23/18	2,600	2,607
National Australia Bank Ltd.	2.300%	7/25/18	6,175	6,214
National Australia Bank Ltd.	2.000%	1/14/19	6,046	6,054
National Australia Bank Ltd.	1.375%	7/12/19	11,590	11,446
National Australia Bank Ltd.	2.250%	1/10/20	2,000	2,008
National Australia Bank Ltd.	2.125%	5/22/20	24,000	24,007
National Australia Bank Ltd.	2.625%	7/23/20	17,125	17,347
National Australia Bank Ltd.	2.625%	1/14/21	18,280	18,451
National Australia Bank Ltd.	1.875%	7/12/21	13,525	13,268
National Australia Bank Ltd.	2.800%	1/10/22	21,250	21,587
National Australia Bank Ltd.	2.500%	5/22/22	8,000	7,976
National Bank of Canada	2.100%	12/14/18	11,650	11,681
National City Corp.	6.875%	5/15/19	10,685	11,660
Northern Trust Co.	6.500%	8/15/18	750	791
Northern Trust Corp.	3.450%	11/4/20	6,175	6,445
Northern Trust Corp.	3.375%	8/23/21	5,845	6,127

PNC Bank NA	1.600%	6/1/18	10,475	10,476
PNC Bank NA	1.850%	7/20/18	4,500	4,511
PNC Bank NA	1.800%	11/5/18	7,400	7,414
PNC Bank NA	1.700%	12/7/18	9,500	9,501
PNC Bank NA	2.200%	1/28/19	9,912	9,974
PNC Bank NA	1.950%	3/4/19	21,000	21,045
PNC Bank NA	2.250%	7/2/19	10,726	10,780
PNC Bank NA	1.450%	7/29/19	15,905	15,747
PNC Bank NA	2.400%	10/18/19	20,457	20,663
PNC Bank NA	2.000%	5/19/20	10,000	9,999
PNC Bank NA	2.300%	6/1/20	8,958	9,003
PNC Bank NA	2.600%	7/21/20	2,750	2,791
PNC Bank NA	2.450%	11/5/20	12,513	12,605
PNC Bank NA	2.150%	4/29/21	15,060	14,986
PNC Bank NA	2.550%	12/9/21	6,250	6,305
PNC Bank NA	2.625%	2/17/22	16,625	16,811
PNC Funding Corp.	6.700%	6/10/19	4,855	5,298
PNC Funding Corp.	5.125%	2/8/20	14,394	15,526
PNC Funding Corp.	4.375%	8/11/20	4,696	5,011
PNC Funding Corp.	3.300%	3/8/22	19,505	20,315
RBC USA Holdco Corp.	5.250%	9/15/20	2,050	2,235
Regions Bank	7.500%	5/15/18	4,380	4,604
Regions Bank	2.250%	9/14/18	9,660	9,685
Regions Financial Corp.	3.200%	2/8/21	10,424	10,659
Royal Bank of Canada	2.200%	7/27/18	23,249	23,388
Royal Bank of Canada	1.800%	7/30/18	19,863	19,895
Royal Bank of Canada	2.000%	12/10/18	15,392	15,452
Royal Bank of Canada	2.150%	3/15/19	14,643	14,730
Royal Bank of Canada	1.625%	4/15/19	20,322	20,235
Royal Bank of Canada	1.500%	7/29/19	22,800	22,580
Royal Bank of Canada	2.125%	3/2/20	20,350	20,389
Royal Bank of Canada	2.150%	3/6/20	9,052	9,080
Royal Bank of Canada	2.350%	10/30/20	20,601	20,773
Royal Bank of Canada	2.500%	1/19/21	17,550	17,761
Royal Bank of Canada	2.750%	2/1/22	8,400	8,568
Royal Bank of Scotland Group plc	6.400%	10/21/19	8,436	9,185
1 Royal Bank of Scotland Group plc	3.498%	5/15/23	20,000	20,055
Santander Holdings USA Inc.	3.450%	8/27/18	9,763	9,898
Santander Holdings USA Inc.	2.700%	5/24/19	11,725	11,786
Santander Holdings USA Inc.	2.650%	4/17/20	8,709	8,701
2 Santander Holdings USA Inc.	3.700%	3/28/22	16,500	16,657
Santander UK Group Holdings plc	2.875%	10/16/20	10,316	10,408
Santander UK Group Holdings plc	3.125%	1/8/21	18,780	19,030
Santander UK Group Holdings plc	2.875%	8/5/21	15,899	16,006
Santander UK plc	3.050%	8/23/18	9,636	9,781
Santander UK plc	2.000%	8/24/18	11,672	11,701
Santander UK plc	2.500%	3/14/19	29,025	29,282
Santander UK plc	2.350%	9/10/19	13,625	13,694
Santander UK plc	2.375%	3/16/20	2,456	2,472
Skandinaviska Enskilda Banken AB	2.300%	3/11/20	12,800	12,884
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	12,139	12,270
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	21,910	21,442
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	8,500	8,636
Societe Generale SA	2.625%	10/1/18	9,350	9,432
State Street Bank & Trust Co.	5.250%	10/15/18	225	235
State Street Corp.	4.956%	3/15/18	5,024	5,151
State Street Corp.	2.550%	8/18/20	18,506	18,858

State Street Corp.	4.375%	3/7/21	7,069	7,601
State Street Corp.	1.950%	5/19/21	9,277	9,175
1 State Street Corp.	2.653%	5/15/23	10,000	10,068
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	5,025	5,063
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	13,225	13,243
Sumitomo Mitsui Banking Corp.	1.762%	10/19/18	6,000	5,986
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	11,250	11,335
Sumitomo Mitsui Banking Corp.	1.966%	1/11/19	6,000	6,001
Sumitomo Mitsui Banking Corp.	2.050%	1/18/19	1,000	1,003
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	15,191	15,231
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	23,941	24,091
Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	8,240	8,315
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	3,775	3,777
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	18,476	18,793
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	11,850	11,668
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	23,500	23,440
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	13,500	13,664
SunTrust Bank	2.250%	1/31/20	11,600	11,643
SunTrust Banks Inc.	2.350%	11/1/18	10,599	10,653
SunTrust Banks Inc.	2.500%	5/1/19	8,173	8,245
SunTrust Banks Inc.	2.900%	3/3/21	8,150	8,295
SunTrust Banks Inc.	2.700%	1/27/22	12,000	12,061
Svenska Handelsbanken AB	2.500%	1/25/19	12,875	13,005
Svenska Handelsbanken AB	2.250%	6/17/19	9,775	9,849
Svenska Handelsbanken AB	1.500%	9/6/19	12,700	12,575
Svenska Handelsbanken AB	2.400%	10/1/20	15,465	15,546
Svenska Handelsbanken AB	2.450%	3/30/21	21,309	21,407
Svenska Handelsbanken AB	1.875%	9/7/21	12,950	12,700
Synchrony Financial	2.600%	1/15/19	3,050	3,065
Synchrony Financial	3.000%	8/15/19	15,961	16,163
Synchrony Financial	2.700%	2/3/20	8,900	8,944
Synchrony Financial	3.750%	8/15/21	9,040	9,315
Toronto-Dominion Bank	1.750%	7/23/18	14,969	15,001
Toronto-Dominion Bank	1.450%	9/6/18	8,250	8,231
Toronto-Dominion Bank	2.625%	9/10/18	21,461	21,716
Toronto-Dominion Bank	1.950%	1/22/19	4,350	4,367
Toronto-Dominion Bank	2.125%	7/2/19	28,225	28,394
Toronto-Dominion Bank	1.450%	8/13/19	21,050	20,852
Toronto-Dominion Bank	2.250%	11/5/19	19,977	20,122
Toronto-Dominion Bank	2.500%	12/14/20	21,225	21,537
Toronto-Dominion Bank	2.125%	4/7/21	23,160	23,127
Toronto-Dominion Bank	1.800%	7/13/21	15,395	15,152
UBS AG	2.375%	8/14/19	37,932	38,168
UBS AG	2.350%	3/26/20	17,175	17,238
UBS AG	4.875%	8/4/20	8,377	9,038
US Bancorp	1.950%	11/15/18	16,695	16,780
US Bancorp	2.200%	4/25/19	12,977	13,108
US Bancorp	2.350%	1/29/21	8,950	9,018
US Bancorp	4.125%	5/24/21	11,050	11,841
US Bancorp	2.625%	1/24/22	14,578	14,758
US Bancorp	3.000%	3/15/22	13,607	13,997
US Bank NA	1.400%	4/26/19	16,575	16,479
US Bank NA	2.125%	10/28/19	18,008	18,143
US Bank NA	2.000%	1/24/20	15,000	15,086
Wells Fargo & Co.	2.150%	1/15/19	23,489	23,606
Wells Fargo & Co.	2.125%	4/22/19	22,902	23,016
Wells Fargo & Co.	2.150%	1/30/20	21,712	21,776

Wells Fargo & Co.	2.600%	7/22/20	38,331	38,891
Wells Fargo & Co.	2.550%	12/7/20	33,839	34,231
Wells Fargo & Co.	3.000%	1/22/21	11,926	12,210
Wells Fargo & Co.	2.500%	3/4/21	27,813	27,960
Wells Fargo & Co.	4.600%	4/1/21	30,851	33,407
Wells Fargo & Co.	2.100%	7/26/21	44,775	44,280
Wells Fargo & Co.	3.500%	3/8/22	31,584	32,990
Wells Fargo Bank NA	1.800%	11/28/18	1,720	1,722
Wells Fargo Bank NA	1.750%	5/24/19	36,245	36,201
Wells Fargo Bank NA	2.150%	12/6/19	24,561	24,679
Westpac Banking Corp.	2.250%	7/30/18	13,965	14,052
Westpac Banking Corp.	1.950%	11/23/18	11,800	11,815
Westpac Banking Corp.	2.250%	1/17/19	17,248	17,344
Westpac Banking Corp.	1.650%	5/13/19	10,000	9,938
Westpac Banking Corp.	1.600%	8/19/19	15,575	15,478
Westpac Banking Corp.	4.875%	11/19/19	25,737	27,444
Westpac Banking Corp.	2.150%	3/6/20	19,321	19,375
Westpac Banking Corp.	2.300%	5/26/20	12,700	12,778
Westpac Banking Corp.	2.600%	11/23/20	18,167	18,381
Westpac Banking Corp.	2.100%	5/13/21	12,832	12,715
Westpac Banking Corp.	2.000%	8/19/21	19,425	19,159
Westpac Banking Corp.	2.800%	1/11/22	25,000	25,438

Brokerage (0.7%)
Ameriprise Financial Inc.	7.300%	6/28/19	4,125	4,557
Ameriprise Financial Inc.	5.300%	3/15/20	8,165	8,857
BGC Partners Inc.	5.375%	12/9/19	2,050	2,163
BGC Partners Inc.	5.125%	5/27/21	2,250	2,366
BlackRock Inc.	5.000%	12/10/19	17,017	18,334
BlackRock Inc.	4.250%	5/24/21	8,622	9,279
Charles Schwab Corp.	2.200%	7/25/18	2,925	2,940
Charles Schwab Corp.	4.450%	7/22/20	6,068	6,478
Franklin Resources Inc.	4.625%	5/20/20	3,225	3,442
Intercontinental Exchange Inc.	2.500%	10/15/18	7,975	8,055
Intercontinental Exchange Inc.	2.750%	12/1/20	13,470	13,720
Jefferies Group LLC	8.500%	7/15/19	6,702	7,523
Jefferies Group LLC	6.875%	4/15/21	9,585	10,940
Lazard Group LLC	4.250%	11/14/20	5,150	5,439
Nasdaq Inc.	5.550%	1/15/20	7,937	8,563
Nomura Holdings Inc.	2.750%	3/19/19	11,822	11,923
Nomura Holdings Inc.	6.700%	3/4/20	15,500	17,202
Raymond James Financial Inc.	8.600%	8/15/19	3,225	3,644
Stifel Financial Corp.	3.500%	12/1/20	6,250	6,398
TD Ameritrade Holding Corp.	5.600%	12/1/19	4,225	4,568
TD Ameritrade Holding Corp.	2.950%	4/1/22	10,335	10,558

Finance Companies (1.6%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.750%	5/15/19	12,836	13,189
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.250%	7/1/20	7,720	8,096
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/30/20	13,112	13,948
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	12,286	13,054
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	12,557	13,624

AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	11,633	12,142
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	5,800	5,952
Air Lease Corp.	2.625%	9/4/18	7,508	7,572
Air Lease Corp.	3.375%	1/15/19	10,893	11,112
Air Lease Corp.	2.125%	1/15/20	4,600	4,589
Air Lease Corp.	4.750%	3/1/20	4,769	5,081
Air Lease Corp.	3.875%	4/1/21	6,547	6,860
Air Lease Corp.	3.375%	6/1/21	9,600	9,901
Air Lease Corp.	3.750%	2/1/22	3,125	3,273
Ares Capital Corp.	4.875%	11/30/18	6,980	7,208
Ares Capital Corp.	3.875%	1/15/20	7,325	7,462
Ares Capital Corp.	3.625%	1/19/22	8,125	8,178
FS Investment Corp.	4.000%	7/15/19	4,000	4,030
FS Investment Corp.	4.250%	1/15/20	3,475	3,544
GATX Corp.	2.375%	7/30/18	2,065	2,075
GATX Corp.	2.500%	3/15/19	1,065	1,074
GATX Corp.	2.500%	7/30/19	3,875	3,907
GATX Corp.	2.600%	3/30/20	5,025	5,097
GATX Corp.	4.850%	6/1/21	3,400	3,677
GE Capital International Funding Co.	2.342%	11/15/20	77,999	78,371
HSBC Finance Corp.	6.676%	1/15/21	36,990	42,026
2 International Lease Finance Corp.	7.125%	9/1/18	13,355	14,156
International Lease Finance Corp.	5.875%	4/1/19	8,655	9,218
International Lease Finance Corp.	6.250%	5/15/19	12,064	12,984
International Lease Finance Corp.	8.250%	12/15/20	15,264	18,107
International Lease Finance Corp.	4.625%	4/15/21	5,600	5,971
International Lease Finance Corp.	8.625%	1/15/22	7,140	8,836
Prospect Capital Corp.	5.000%	7/15/19	2,225	2,274

Insurance (3.2%)
AEGON Funding Co. LLC	5.750%	12/15/20	5,901	6,505
Aetna Inc.	1.700%	6/7/18	9,335	9,347
Aetna Inc.	2.200%	3/15/19	8,830	8,887
Aetna Inc.	4.125%	6/1/21	5,224	5,550
Aflac Inc.	2.400%	3/16/20	5,496	5,564
Aflac Inc.	4.000%	2/15/22	2,425	2,598
Alleghany Corp.	5.625%	9/15/20	1,400	1,538
Allied World Assurance Co. Holdings Ltd.	5.500%	11/15/20	1,875	2,045
Allstate Corp.	7.450%	5/16/19	328	361
Alterra Finance LLC	6.250%	9/30/20	4,420	4,944
American Financial Group Inc.	9.875%	6/15/19	2,887	3,316
American International Group Inc.	2.300%	7/16/19	15,279	15,370
American International Group Inc.	3.375%	8/15/20	7,050	7,296
American International Group Inc.	6.400%	12/15/20	7,075	8,020
American International Group Inc.	3.300%	3/1/21	17,021	17,534
Anthem Inc.	2.300%	7/15/18	5,898	5,927
Anthem Inc.	7.000%	2/15/19	1,025	1,108
Anthem Inc.	2.250%	8/15/19	14,215	14,249
Anthem Inc.	4.350%	8/15/20	7,405	7,856
Anthem Inc.	3.700%	8/15/21	8,260	8,621
Anthem Inc.	3.125%	5/15/22	10,888	11,150
Aon Corp.	5.000%	9/30/20	8,506	9,090
Aon plc	2.800%	3/15/21	4,063	4,093
AXIS Specialty Finance LLC	5.875%	6/1/20	6,842	7,508
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	9,240	9,297

Berkshire Hathaway Finance Corp.	1.700%	3/15/19	15,425	15,461
Berkshire Hathaway Finance Corp.	1.300%	8/15/19	12,050	11,943
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	200	207
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	8,450	9,117
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	13,220	13,667
Berkshire Hathaway Inc.	1.150%	8/15/18	8,040	8,009
Berkshire Hathaway Inc.	2.100%	8/14/19	11,444	11,543
Berkshire Hathaway Inc.	2.200%	3/15/21	10,450	10,540
Berkshire Hathaway Inc.	3.750%	8/15/21	6,015	6,413
Berkshire Hathaway Inc.	3.400%	1/31/22	4,894	5,165
Chubb INA Holdings Inc.	5.900%	6/15/19	3,635	3,926
Chubb INA Holdings Inc.	2.300%	11/3/20	22,944	23,081
Cigna Corp.	5.125%	6/15/20	2,930	3,175
Cigna Corp.	4.375%	12/15/20	1,750	1,866
Cigna Corp.	4.500%	3/15/21	3,074	3,289
Cigna Corp.	4.000%	2/15/22	6,290	6,659
CNA Financial Corp.	7.350%	11/15/19	4,465	5,000
CNA Financial Corp.	5.875%	8/15/20	6,293	6,954
CNA Financial Corp.	5.750%	8/15/21	4,350	4,861
Coventry Health Care Inc.	5.450%	6/15/21	8,729	9,691
Enstar Group Ltd.	4.500%	3/10/22	4,100	4,192
Hartford Financial Services Group Inc.	6.000%	1/15/19	4,160	4,419
Hartford Financial Services Group Inc.	5.500%	3/30/20	7,424	8,082
Hartford Financial Services Group Inc.	5.125%	4/15/22	9,344	10,373
Humana Inc.	7.200%	6/15/18	6,578	6,931
Humana Inc.	6.300%	8/1/18	2,885	3,025
Humana Inc.	2.625%	10/1/19	6,205	6,280
Lincoln National Corp.	8.750%	7/1/19	1,827	2,067
Lincoln National Corp.	6.250%	2/15/20	3,675	4,051
Lincoln National Corp.	4.850%	6/24/21	3,325	3,612
Lincoln National Corp.	4.200%	3/15/22	3,122	3,337
Manulife Financial Corp.	4.900%	9/17/20	5,900	6,376
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	2,150	2,171
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	5,870	5,913
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	5,636	5,677
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	7,054	7,654
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	12,715	12,891
MetLife Inc.	6.817%	8/15/18	8,921	9,465
MetLife Inc.	7.717%	2/15/19	11,702	12,836
MetLife Inc.	4.750%	2/8/21	14,225	15,471
PartnerRe Finance B LLC	5.500%	6/1/20	4,960	5,406
1 Principal Financial Group Inc.	4.700%	5/15/55	3,800	3,891
Progressive Corp.	3.750%	8/23/21	7,749	8,203
Protective Life Corp.	7.375%	10/15/19	5,425	6,048
Prudential Financial Inc.	2.300%	8/15/18	4,655	4,684
Prudential Financial Inc.	7.375%	6/15/19	8,916	9,863
Prudential Financial Inc.	2.350%	8/15/19	6,200	6,246
Prudential Financial Inc.	5.375%	6/21/20	11,289	12,347
Prudential Financial Inc.	4.500%	11/15/20	6,150	6,602
Prudential Financial Inc.	4.500%	11/16/21	5,750	6,253
1 Prudential Financial Inc.	8.875%	6/15/68	4,405	4,697
Reinsurance Group of America Inc.	6.450%	11/15/19	4,745	5,213
Reinsurance Group of America Inc.	5.000%	6/1/21	6,925	7,550
Torchmark Corp.	9.250%	6/15/19	3,000	3,416
Travelers Cos. Inc.	5.900%	6/2/19	6,024	6,506
Travelers Cos. Inc.	3.900%	11/1/20	4,175	4,420
Trinity Acquisition plc	3.500%	9/15/21	5,454	5,577

UnitedHealth Group Inc.	1.900%	7/16/18	19,183	19,253
UnitedHealth Group Inc.	1.700%	2/15/19	7,881	7,880
UnitedHealth Group Inc.	1.625%	3/15/19	8,400	8,378
UnitedHealth Group Inc.	2.300%	12/15/19	10,550	10,642
UnitedHealth Group Inc.	2.700%	7/15/20	18,421	18,832
UnitedHealth Group Inc.	3.875%	10/15/20	3,704	3,907
UnitedHealth Group Inc.	4.700%	2/15/21	4,442	4,809
UnitedHealth Group Inc.	2.125%	3/15/21	11,147	11,160
UnitedHealth Group Inc.	3.375%	11/15/21	6,600	6,914
UnitedHealth Group Inc.	2.875%	12/15/21	10,050	10,326
UnitedHealth Group Inc.	2.875%	3/15/22	10,027	10,303
Unum Group	5.625%	9/15/20	1,893	2,079
Unum Group	3.000%	5/15/21	4,500	4,551
Voya Financial Inc.	2.900%	2/15/18	10,133	10,196
Willis Towers Watson plc	5.750%	3/15/21	3,915	4,321
WR Berkley Corp.	7.375%	9/15/19	1,282	1,417
WR Berkley Corp.	5.375%	9/15/20	3,175	3,444
WR Berkley Corp.	4.625%	3/15/22	5,600	6,019
XLIT Ltd.	2.300%	12/15/18	6,725	6,758
XLIT Ltd.	5.750%	10/1/21	4,390	4,911

Real Estate Investment Trusts (1.9%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	3,250	3,271
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	8,146	8,741
American Campus Communities Operating Partnership LP	3.350%	10/1/20	5,420	5,590
AvalonBay Communities Inc.	6.100%	3/15/20	750	827
AvalonBay Communities Inc.	3.625%	10/1/20	6,305	6,563
AvalonBay Communities Inc.	3.950%	1/15/21	1,125	1,183
Boston Properties LP	3.700%	11/15/18	12,568	12,866
Boston Properties LP	5.875%	10/15/19	9,569	10,319
Boston Properties LP	5.625%	11/15/20	6,125	6,750
Boston Properties LP	4.125%	5/15/21	7,945	8,435
Camden Property Trust	4.625%	6/15/21	1,100	1,179
Corporate Office Properties LP	3.700%	6/15/21	3,240	3,326
DDR Corp.	7.875%	9/1/20	5,125	5,900
DDR Corp.	3.500%	1/15/21	8,148	8,277
Digital Realty Trust LP	5.875%	2/1/20	5,225	5,675
Digital Realty Trust LP	3.400%	10/1/20	4,550	4,697
Digital Realty Trust LP	5.250%	3/15/21	9,910	10,803
Duke Realty LP	6.750%	3/15/20	1,025	1,143
Duke Realty LP	3.875%	2/15/21	3,050	3,187
EPR Properties	7.750%	7/15/20	1,000	1,141
ERP Operating LP	2.375%	7/1/19	5,669	5,710
ERP Operating LP	4.750%	7/15/20	3,975	4,257
ERP Operating LP	4.625%	12/15/21	12,331	13,362
Essex Portfolio LP	5.200%	3/15/21	2,700	2,937
Government Properties Income Trust	3.750%	8/15/19	2,745	2,774
HCP Inc.	3.750%	2/1/19	4,728	4,839
HCP Inc.	2.625%	2/1/20	19,550	19,730
HCP Inc.	5.375%	2/1/21	9,847	10,760
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,330	1,461
Healthcare Trust of America Holdings LP	3.375%	7/15/21	3,150	3,221
Highwoods Realty LP	3.200%	6/15/21	2,700	2,738
Hospitality Properties Trust	4.250%	2/15/21	4,350	4,555
Host Hotels & Resorts LP	6.000%	10/1/21	4,297	4,819
Host Hotels & Resorts LP	5.250%	3/15/22	3,415	3,722

Kilroy Realty LP	4.800%	7/15/18	3,319	3,400
Kimco Realty Corp.	6.875%	10/1/19	4,775	5,288
Kimco Realty Corp.	3.200%	5/1/21	4,175	4,261
Liberty Property LP	4.750%	10/1/20	5,485	5,835
Mack-Cali Realty LP	4.500%	4/18/22	3,615	3,710
National Retail Properties Inc.	6.875%	10/15/17	2,000	2,038
National Retail Properties Inc.	5.500%	7/15/21	300	331
ProLogis LP	2.750%	2/15/19	4,050	4,101
ProLogis LP	3.350%	2/1/21	5,746	5,954
Realty Income Corp.	6.750%	8/15/19	10,465	11,503
Regency Centers LP	4.800%	4/15/21	5,275	5,660
Select Income REIT	3.600%	2/1/20	150	152
Select Income REIT	4.150%	2/1/22	3,000	3,053
Senior Housing Properties Trust	3.250%	5/1/19	4,550	4,609
Simon Property Group LP	2.200%	2/1/19	13,672	13,759
Simon Property Group LP	5.650%	2/1/20	11,062	12,154
Simon Property Group LP	2.500%	9/1/20	6,098	6,165
Simon Property Group LP	4.375%	3/1/21	10,350	11,052
Simon Property Group LP	2.500%	7/15/21	4,975	5,009
Simon Property Group LP	4.125%	12/1/21	10,400	11,112
Simon Property Group LP	2.350%	1/30/22	5,950	5,905
Simon Property Group LP	3.375%	3/15/22	6,464	6,684
Simon Property Group LP	2.625%	6/15/22	6,000	6,017
SL Green Realty Corp.	5.000%	8/15/18	250	257
SL Green Realty Corp.	7.750%	3/15/20	2,500	2,817
Tanger Properties LP	6.125%	6/1/20	2,700	2,968
UDR Inc.	4.250%	6/1/18	5,800	5,935
UDR Inc.	3.700%	10/1/20	7,575	7,832
UDR Inc.	4.625%	1/10/22	650	696
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	5,010	5,165
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	7,375	7,456
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	8,381	9,012
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	6,975	7,397
VEREIT Operating Partnership LP	3.000%	2/6/19	3,390	3,432
VEREIT Operating Partnership LP	4.125%	6/1/21	6,815	7,129
Vornado Realty LP	2.500%	6/30/19	6,605	6,666
Vornado Realty LP	5.000%	1/15/22	3,900	4,261
Washington Prime Group LP	3.850%	4/1/20	2,200	2,237
Washington REIT	4.950%	10/1/20	2,150	2,278
Welltower Inc.	4.125%	4/1/19	8,900	9,182
Welltower Inc.	6.125%	4/15/20	4,775	5,280
Welltower Inc.	4.950%	1/15/21	6,457	6,969
Welltower Inc.	5.250%	1/15/22	4,559	5,028
				9,167,159
Industrial (54.1%)
Basic Industry (2.7%)
Agrium Inc.	6.750%	1/15/19	4,599	4,922
Air Products & Chemicals Inc.	4.375%	8/21/19	3,840	4,050
Air Products & Chemicals Inc.	3.000%	11/3/21	10,750	11,145
Airgas Inc.	2.375%	2/15/20	2,200	2,221
Airgas Inc.	3.050%	8/1/20	6,450	6,639
Barrick Gold Corp.	3.850%	4/1/22	1,635	1,747
Barrick North America Finance LLC	4.400%	5/30/21	16,652	18,034
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	600	627
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	14,270	14,556
Celanese US Holdings LLC	5.875%	6/15/21	5,325	5,971
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	5,340	5,860

Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,725	3,958
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,675	2,809
Domtar Corp.	4.400%	4/1/22	1,446	1,521
Dow Chemical Co.	8.550%	5/15/19	24,470	27,603
Dow Chemical Co.	4.250%	11/15/20	21,905	23,293
Dow Chemical Co.	4.125%	11/15/21	15,785	16,855
Eastman Chemical Co.	2.700%	1/15/20	12,325	12,513
Eastman Chemical Co.	4.500%	1/15/21	51	54
Ecolab Inc.	2.000%	1/14/19	5,700	5,728
Ecolab Inc.	2.250%	1/12/20	4,120	4,153
Ecolab Inc.	4.350%	12/8/21	13,506	14,701
EI du Pont de Nemours & Co.	6.000%	7/15/18	23,859	25,024
EI du Pont de Nemours & Co.	4.625%	1/15/20	11,312	12,059
EI du Pont de Nemours & Co.	2.200%	5/1/20	17,500	17,586
EI du Pont de Nemours & Co.	3.625%	1/15/21	9,075	9,520
EI du Pont de Nemours & Co.	4.250%	4/1/21	6,120	6,567
FMC Corp.	5.200%	12/15/19	3,150	3,371
FMC Corp.	3.950%	2/1/22	1,775	1,833
Goldcorp Inc.	3.625%	6/9/21	10,050	10,412
International Paper Co.	7.950%	6/15/18	5,991	6,359
International Paper Co.	9.375%	5/15/19	118	134
International Paper Co.	7.500%	8/15/21	5,940	7,086
International Paper Co.	4.750%	2/15/22	9,475	10,394
Lubrizol Corp.	8.875%	2/1/19	7,966	8,884
LyondellBasell Industries NV	5.000%	4/15/19	17,203	18,006
LyondellBasell Industries NV	6.000%	11/15/21	10,660	12,112
Methanex Corp.	3.250%	12/15/19	3,450	3,481
Monsanto Co.	1.850%	11/15/18	2,035	2,034
Monsanto Co.	2.125%	7/15/19	9,800	9,807
Monsanto Co.	2.750%	7/15/21	4,905	4,990
Mosaic Co.	3.750%	11/15/21	5,000	5,228
Newmont Mining Corp.	5.125%	10/1/19	7,136	7,603
Newmont Mining Corp.	3.500%	3/15/22	13,748	14,254
Nucor Corp.	5.850%	6/1/18	5,068	5,263
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	4,170	4,503
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	4,675	4,961
PPG Industries Inc.	2.300%	11/15/19	6,300	6,351
PPG Industries Inc.	3.600%	11/15/20	3,975	4,153
Praxair Inc.	1.250%	11/7/18	10,950	10,907
Praxair Inc.	4.500%	8/15/19	6,575	6,964
Praxair Inc.	2.250%	9/24/20	3,900	3,939
Praxair Inc.	4.050%	3/15/21	5,125	5,468
Praxair Inc.	3.000%	9/1/21	6,307	6,525
Praxair Inc.	2.450%	2/15/22	4,300	4,334
Rayonier Inc.	3.750%	4/1/22	3,400	3,434
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	21,860	24,729
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	3,253	3,395
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	4,979	5,332
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	6,906	7,300
Rio Tinto Finance USA plc	3.500%	3/22/22	5,366	5,619
RPM International Inc.	6.125%	10/15/19	3,450	3,762
Sherwin-Williams Co.	2.250%	5/15/20	19,050	19,123
Sherwin-Williams Co.	2.750%	6/1/22	1,000	1,006
Southern Copper Corp.	5.375%	4/16/20	3,000	3,255
Syngenta Finance NV	3.125%	3/28/22	4,997	5,055
Vale Overseas Ltd.	5.625%	9/15/19	14,025	14,831
Vale Overseas Ltd.	4.625%	9/15/20	7,625	7,930

Vale Overseas Ltd.	5.875%	6/10/21	15,593	16,840
Vale Overseas Ltd.	4.375%	1/11/22	24,674	25,168
Valspar Corp.	7.250%	6/15/19	1,525	1,680
Valspar Corp.	4.200%	1/15/22	3,990	4,249
Westlake Chemical Corp.	4.625%	2/15/21	5,950	6,188
WestRock MWV LLC	7.375%	9/1/19	950	1,056
WestRock RKT Co.	4.450%	3/1/19	5,000	5,201
WestRock RKT Co.	3.500%	3/1/20	2,500	2,570
WestRock RKT Co.	4.900%	3/1/22	2,075	2,275
Weyerhaeuser Co.	7.375%	10/1/19	4,515	5,037
Weyerhaeuser Co.	4.700%	3/15/21	5,375	5,726

Capital Goods (4.6%)
3M Co.	1.375%	8/7/18	4,100	4,102
3M Co.	1.625%	6/15/19	5,550	5,562
3M Co.	2.000%	8/7/20	5,025	5,074
3M Co.	1.625%	9/19/21	7,500	7,424
ABB Finance USA Inc.	2.875%	5/8/22	12,000	12,273
Acuity Brands Lighting Inc.	6.000%	12/15/19	4,175	4,548
Bemis Co. Inc.	6.800%	8/1/19	3,550	3,901
Bemis Co. Inc.	4.500%	10/15/21	3,000	3,214
Boeing Capital Corp.	2.900%	8/15/18	3,390	3,440
Boeing Capital Corp.	4.700%	10/27/19	6,384	6,813
Boeing Co.	6.000%	3/15/19	4,885	5,255
Boeing Co.	4.875%	2/15/20	10,515	11,366
Boeing Co.	1.650%	10/30/20	4,730	4,701
Boeing Co.	8.750%	8/15/21	1,800	2,259
Boeing Co.	2.350%	10/30/21	7,150	7,236
Boeing Co.	2.125%	3/1/22	2,950	2,951
Caterpillar Financial Services Corp.	1.700%	6/16/18	1,465	1,466
Caterpillar Financial Services Corp.	2.450%	9/6/18	8,935	9,024
Caterpillar Financial Services Corp.	7.050%	10/1/18	875	935
Caterpillar Financial Services Corp.	1.800%	11/13/18	10,690	10,703
Caterpillar Financial Services Corp.	7.150%	2/15/19	17,307	18,819
Caterpillar Financial Services Corp.	1.350%	5/18/19	7,175	7,111
Caterpillar Financial Services Corp.	2.100%	6/9/19	17,595	17,679
Caterpillar Financial Services Corp.	2.250%	12/1/19	4,602	4,641
Caterpillar Financial Services Corp.	2.100%	1/10/20	11,350	11,405
Caterpillar Financial Services Corp.	2.000%	3/5/20	5,855	5,862
Caterpillar Financial Services Corp.	2.500%	11/13/20	4,950	4,999
Caterpillar Financial Services Corp.	1.700%	8/9/21	13,621	13,317
Caterpillar Financial Services Corp.	2.750%	8/20/21	2,000	2,035
Caterpillar Financial Services Corp.	1.931%	10/1/21	9,006	8,872
Caterpillar Inc.	7.900%	12/15/18	11,727	12,797
Caterpillar Inc.	3.900%	5/27/21	10,887	11,621
Crane Co.	2.750%	12/15/18	4,050	4,103
CRH America Inc.	5.750%	1/15/21	3,159	3,506
Deere & Co.	4.375%	10/16/19	8,872	9,398
Dover Corp.	4.300%	3/1/21	4,550	4,867
Eaton Corp.	6.950%	3/20/19	75	82
Emerson Electric Co.	5.250%	10/15/18	5,100	5,349
Emerson Electric Co.	4.875%	10/15/19	4,160	4,458
Emerson Electric Co.	4.250%	11/15/20	5,150	5,538
Emerson Electric Co.	2.625%	12/1/21	8,350	8,521
Exelis Inc.	5.550%	10/1/21	3,750	4,181
FLIR Systems Inc.	3.125%	6/15/21	4,010	4,059
2 Fortive Corp.	1.800%	6/15/19	4,650	4,627

2 Fortive Corp.	2.350%	6/15/21	8,100	8,071
Fortune Brands Home & Security Inc.	3.000%	6/15/20	3,490	3,554
General Dynamics Corp.	3.875%	7/15/21	3,153	3,371
General Electric Capital Corp.	1.625%	4/2/18	150	150
General Electric Capital Corp.	2.300%	1/14/19	1,050	1,062
General Electric Capital Corp.	6.000%	8/7/19	17,566	19,167
General Electric Capital Corp.	2.100%	12/11/19	2,666	2,686
General Electric Capital Corp.	5.500%	1/8/20	14,574	15,938
General Electric Capital Corp.	2.200%	1/9/20	16,606	16,791
General Electric Capital Corp.	5.550%	5/4/20	11,239	12,417
General Electric Capital Corp.	4.375%	9/16/20	15,177	16,312
General Electric Capital Corp.	4.625%	1/7/21	13,788	15,049
General Electric Capital Corp.	5.300%	2/11/21	15,400	17,113
General Electric Capital Corp.	4.650%	10/17/21	15,361	16,992
Harris Corp.	2.700%	4/27/20	3,950	3,999
Harris Corp.	4.400%	12/15/20	4,125	4,393
Honeywell International Inc.	1.400%	10/30/19	15,465	15,342
Honeywell International Inc.	4.250%	3/1/21	9,250	10,005
Honeywell International Inc.	1.850%	11/1/21	15,414	15,199
IDEX Corp.	4.200%	12/15/21	3,175	3,321
Illinois Tool Works Inc.	1.950%	3/1/19	9,993	10,053
Illinois Tool Works Inc.	6.250%	4/1/19	13,526	14,641
Illinois Tool Works Inc.	3.375%	9/15/21	4,402	4,617
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	13,473	14,289
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	4,936	5,020
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	2,750	2,780
John Deere Capital Corp.	1.600%	7/13/18	3,679	3,683
John Deere Capital Corp.	1.750%	8/10/18	4,500	4,511
John Deere Capital Corp.	5.750%	9/10/18	8,004	8,414
John Deere Capital Corp.	1.650%	10/15/18	5,500	5,506
John Deere Capital Corp.	1.950%	12/13/18	11,254	11,295
John Deere Capital Corp.	1.950%	1/8/19	12,370	12,431
John Deere Capital Corp.	1.950%	3/4/19	7,150	7,185
John Deere Capital Corp.	2.250%	4/17/19	11,387	11,513
John Deere Capital Corp.	2.300%	9/16/19	2,925	2,954
John Deere Capital Corp.	1.250%	10/9/19	7,050	6,960
John Deere Capital Corp.	1.700%	1/15/20	7,221	7,201
John Deere Capital Corp.	2.050%	3/10/20	6,750	6,783
John Deere Capital Corp.	2.200%	3/13/20	2,500	2,522
John Deere Capital Corp.	2.375%	7/14/20	6,340	6,427
John Deere Capital Corp.	2.450%	9/11/20	3,500	3,548
John Deere Capital Corp.	2.550%	1/8/21	5,400	5,489
John Deere Capital Corp.	2.800%	3/4/21	3,670	3,758
John Deere Capital Corp.	3.900%	7/12/21	7,398	7,879
John Deere Capital Corp.	3.150%	10/15/21	4,764	4,949
John Deere Capital Corp.	2.650%	1/6/22	7,050	7,174
John Deere Capital Corp.	2.750%	3/15/22	4,575	4,667
Johnson Controls International plc	5.000%	3/30/20	4,950	5,312
Johnson Controls International plc	4.250%	3/1/21	4,514	4,802
Johnson Controls International plc	3.750%	12/1/21	5,396	5,678
Kennametal Inc.	2.650%	11/1/19	4,174	4,187
Kennametal Inc.	3.875%	2/15/22	3,450	3,465
Komatsu Mining Corp.	5.125%	10/15/21	4,450	4,951
L3 Technologies Inc.	5.200%	10/15/19	9,240	9,894
L3 Technologies Inc.	4.750%	7/15/20	8,834	9,448
L3 Technologies Inc.	4.950%	2/15/21	12,400	13,391
Lockheed Martin Corp.	1.850%	11/23/18	12,717	12,761

Lockheed Martin Corp.	4.250%	11/15/19	9,325	9,849
Lockheed Martin Corp.	2.500%	11/23/20	17,268	17,547
Lockheed Martin Corp.	3.350%	9/15/21	6,881	7,198
Martin Marietta Materials Inc.	6.600%	4/15/18	3,050	3,174
Masco Corp.	7.125%	3/15/20	7,360	8,289
Masco Corp.	3.500%	4/1/21	4,175	4,295
Masco Corp.	5.950%	3/15/22	3,399	3,862
Northrop Grumman Corp.	1.750%	6/1/18	15,602	15,626
Northrop Grumman Corp.	5.050%	8/1/19	2,850	3,038
Northrop Grumman Corp.	3.500%	3/15/21	6,175	6,482
Owens Corning	9.000%	6/15/19	62	69
Parker-Hannifin Corp.	5.500%	5/15/18	4,818	4,996
Pentair Finance SA	2.900%	9/15/18	547	552
Pentair Finance SA	2.650%	12/1/19	750	754
Precision Castparts Corp.	2.250%	6/15/20	8,025	8,134
Raytheon Co.	4.400%	2/15/20	5,850	6,246
Raytheon Co.	3.125%	10/15/20	11,270	11,700
Republic Services Inc.	5.500%	9/15/19	6,245	6,735
Republic Services Inc.	5.000%	3/1/20	9,817	10,588
Republic Services Inc.	5.250%	11/15/21	6,678	7,466
Rockwell Automation Inc.	2.050%	3/1/20	5,725	5,736
Rockwell Collins Inc.	1.950%	7/15/19	3,725	3,733
Rockwell Collins Inc.	5.250%	7/15/19	2,750	2,928
Rockwell Collins Inc.	3.100%	11/15/21	1,884	1,932
Rockwell Collins Inc.	2.800%	3/15/22	15,000	15,219
Roper Technologies Inc.	2.050%	10/1/18	16,066	16,112
Roper Technologies Inc.	6.250%	9/1/19	3,518	3,827
Roper Technologies Inc.	3.000%	12/15/20	10,051	10,297
Roper Technologies Inc.	2.800%	12/15/21	8,920	9,040
Snap-on Inc.	6.125%	9/1/21	3,000	3,458
Stanley Black & Decker Inc.	1.622%	11/17/18	5,284	5,270
Stanley Black & Decker Inc.	2.451%	11/17/18	7,713	7,790
Stanley Black & Decker Inc.	3.400%	12/1/21	4,480	4,677
1 Stanley Black & Decker Inc.	5.750%	12/15/53	2,800	2,947
United Technologies Corp.	1.500%	11/1/19	8,200	8,158
United Technologies Corp.	4.500%	4/15/20	17,918	19,243
United Technologies Corp.	1.900%	5/4/20	7,500	7,514
United Technologies Corp.	1.950%	11/1/21	12,550	12,438
Vulcan Materials Co.	7.000%	6/15/18	1,000	1,052
Vulcan Materials Co.	7.500%	6/15/21	6,966	8,268
Waste Management Inc.	4.750%	6/30/20	7,775	8,419
Waste Management Inc.	4.600%	3/1/21	3,877	4,198
Xylem Inc.	4.875%	10/1/21	5,800	6,323

Communication (6.7%)
21st Century Fox America Inc.	8.250%	8/10/18	3,780	4,061
21st Century Fox America Inc.	6.900%	3/1/19	7,325	7,926
21st Century Fox America Inc.	5.650%	8/15/20	5,950	6,563
21st Century Fox America Inc.	4.500%	2/15/21	9,151	9,852
2 Activision Blizzard Inc.	2.300%	9/15/21	10,085	9,985
Activision Blizzard Inc.	2.600%	6/15/22	2,500	2,507
America Movil SAB de CV	5.000%	10/16/19	9,675	10,331
America Movil SAB de CV	5.000%	3/30/20	25,755	27,720
American Tower Corp.	3.400%	2/15/19	11,435	11,704
American Tower Corp.	2.800%	6/1/20	14,400	14,609
American Tower Corp.	5.050%	9/1/20	7,851	8,486
American Tower Corp.	3.300%	2/15/21	17,847	18,320

American Tower Corp.	3.450%	9/15/21	2,300	2,385
American Tower Corp.	5.900%	11/1/21	5,025	5,654
American Tower Corp.	2.250%	1/15/22	3,250	3,185
American Tower Corp.	4.700%	3/15/22	5,780	6,278
AT&T Inc.	2.375%	11/27/18	19,853	20,013
AT&T Inc.	5.800%	2/15/19	25,708	27,332
AT&T Inc.	2.300%	3/11/19	22,199	22,349
AT&T Inc.	5.875%	10/1/19	8,693	9,385
AT&T Inc.	5.200%	3/15/20	16,190	17,485
AT&T Inc.	2.450%	6/30/20	34,925	35,064
AT&T Inc.	4.600%	2/15/21	12,400	13,257
AT&T Inc.	2.800%	2/17/21	13,757	13,924
AT&T Inc.	5.000%	3/1/21	21,495	23,366
AT&T Inc.	4.450%	5/15/21	16,415	17,532
AT&T Inc.	3.875%	8/15/21	15,775	16,541
AT&T Inc.	3.000%	2/15/22	25,980	26,146
AT&T Inc.	3.200%	3/1/22	17,575	17,897
AT&T Inc.	3.800%	3/15/22	23,580	24,548
British Telecommunications plc	2.350%	2/14/19	9,715	9,775
CBS Corp.	2.300%	8/15/19	6,146	6,180
CBS Corp.	5.750%	4/15/20	9,760	10,725
CBS Corp.	4.300%	2/15/21	5,475	5,810
CBS Corp.	3.375%	3/1/22	8,481	8,775
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.579%	7/23/20	24,975	25,947
Comcast Corp.	5.700%	7/1/19	9,457	10,212
Comcast Corp.	5.150%	3/1/20	15,789	17,198
Comcast Corp.	1.625%	1/15/22	8,950	8,724
Crown Castle International Corp.	3.400%	2/15/21	14,228	14,685
Crown Castle International Corp.	2.250%	9/1/21	13,328	13,172
Crown Castle International Corp.	4.875%	4/15/22	6,625	7,248
Deutsche Telekom International Finance BV	6.750%	8/20/18	19,156	20,281
Deutsche Telekom International Finance BV	6.000%	7/8/19	5,075	5,482
Discovery Communications LLC	5.625%	8/15/19	4,209	4,522
Discovery Communications LLC	4.375%	6/15/21	8,300	8,794
Discovery Communications LLC	3.300%	5/15/22	14,538	14,641
Electronic Arts Inc.	3.700%	3/1/21	10,550	11,017
Grupo Televisa SAB	6.000%	5/15/18	5,790	5,999
Historic TW Inc.	6.875%	6/15/18	9,359	9,854
Moody's Corp.	2.750%	7/15/19	7,761	7,892
Moody's Corp.	5.500%	9/1/20	5,650	6,206
Moody's Corp.	2.750%	12/15/21	6,200	6,249
NBCUniversal Media LLC	5.150%	4/30/20	25,448	27,852
NBCUniversal Media LLC	4.375%	4/1/21	21,412	23,206
Omnicom Group Inc.	6.250%	7/15/19	6,160	6,684
Omnicom Group Inc.	4.450%	8/15/20	12,575	13,413
Omnicom Group Inc.	3.625%	5/1/22	12,926	13,530
Orange SA	2.750%	2/6/19	16,745	16,953
Orange SA	5.375%	7/8/19	12,035	12,842
Orange SA	1.625%	11/3/19	15,375	15,220
Orange SA	4.125%	9/14/21	9,200	9,813
Qwest Corp.	6.750%	12/1/21	12,741	14,216
RELX Capital Inc.	8.625%	1/15/19	985	1,086
Rogers Communications Inc.	6.800%	8/15/18	16,113	17,070
S&P Global Inc.	2.500%	8/15/18	4,524	4,561
S&P Global Inc.	3.300%	8/14/20	7,532	7,766
Scripps Networks Interactive Inc.	2.750%	11/15/19	4,673	4,734

Scripps Networks Interactive Inc.	2.800%	6/15/20	6,700	6,781
Telefonica Emisiones SAU	5.877%	7/15/19	8,611	9,278
Telefonica Emisiones SAU	5.134%	4/27/20	19,592	21,192
Telefonica Emisiones SAU	5.462%	2/16/21	18,407	20,318
Telefonos de Mexico SAB de CV	5.500%	11/15/19	1,750	1,882
Thomson Reuters Corp.	6.500%	7/15/18	11,255	11,834
Thomson Reuters Corp.	4.700%	10/15/19	4,825	5,099
Thomson Reuters Corp.	3.950%	9/30/21	3,577	3,749
Time Warner Cable LLC	6.750%	7/1/18	22,037	23,158
Time Warner Cable LLC	8.750%	2/14/19	16,705	18,532
Time Warner Cable LLC	8.250%	4/1/19	15,662	17,369
Time Warner Cable LLC	5.000%	2/1/20	18,566	19,832
Time Warner Cable LLC	4.125%	2/15/21	10,129	10,661
Time Warner Cable LLC	4.000%	9/1/21	16,895	17,746
Time Warner Inc.	2.100%	6/1/19	6,410	6,422
Time Warner Inc.	4.875%	3/15/20	16,702	17,901
Time Warner Inc.	4.700%	1/15/21	10,175	10,957
Time Warner Inc.	4.750%	3/29/21	14,727	15,918
Time Warner Inc.	4.000%	1/15/22	5,200	5,483
Time Warner Inc.	3.400%	6/15/22	500	512
Verizon Communications Inc.	3.650%	9/14/18	36,881	37,780
Verizon Communications Inc.	1.375%	8/15/19	11,325	11,208
Verizon Communications Inc.	2.625%	2/21/20	28,326	28,794
Verizon Communications Inc.	4.500%	9/15/20	46,635	49,955
Verizon Communications Inc.	3.450%	3/15/21	11,893	12,383
Verizon Communications Inc.	4.600%	4/1/21	7,384	7,978
Verizon Communications Inc.	1.750%	8/15/21	14,865	14,462
Verizon Communications Inc.	3.000%	11/1/21	18,630	19,006
Verizon Communications Inc.	3.500%	11/1/21	23,063	23,938
2 Verizon Communications Inc.	2.946%	3/15/22	37,254	37,772
Verizon Communications Inc.	3.125%	3/16/22	23,344	23,888
Viacom Inc.	5.625%	9/15/19	10,150	10,920
Viacom Inc.	2.750%	12/15/19	3,100	3,145
Viacom Inc.	3.875%	12/15/21	6,514	6,798
Viacom Inc.	2.250%	2/4/22	11,000	10,698
Vodafone Group plc	4.625%	7/15/18	9,575	9,873
Vodafone Group plc	5.450%	6/10/19	11,645	12,444
Vodafone Group plc	4.375%	3/16/21	7,149	7,639
Walt Disney Co.	1.500%	9/17/18	16,393	16,399
Walt Disney Co.	1.650%	1/8/19	5,775	5,794
Walt Disney Co.	5.500%	3/15/19	2,180	2,328
Walt Disney Co.	1.850%	5/30/19	9,795	9,839
Walt Disney Co.	0.875%	7/12/19	7,150	7,033
Walt Disney Co.	1.950%	3/4/20	10,350	10,412
Walt Disney Co.	2.150%	9/17/20	10,000	10,090
Walt Disney Co.	2.300%	2/12/21	8,205	8,303
Walt Disney Co.	3.750%	6/1/21	2,575	2,747
Walt Disney Co.	2.750%	8/16/21	8,816	9,058
Walt Disney Co.	2.550%	2/15/22	1,725	1,752
Walt Disney Co.	2.450%	3/4/22	5,600	5,662
WPP Finance 2010	4.750%	11/21/21	9,727	10,516

Consumer Cyclical (7.8%)
Advance Auto Parts Inc.	5.750%	5/1/20	2,175	2,368
Advance Auto Parts Inc.	4.500%	1/15/22	4,050	4,338
Alibaba Group Holding Ltd.	2.500%	11/28/19	25,800	25,989
Alibaba Group Holding Ltd.	3.125%	11/28/21	16,000	16,276

Amazon.com Inc.	2.600%	12/5/19	17,629	17,986
Amazon.com Inc.	3.300%	12/5/21	4,305	4,499
American Honda Finance Corp.	1.600%	7/13/18	13,098	13,113
American Honda Finance Corp.	2.125%	10/10/18	12,438	12,526
American Honda Finance Corp.	1.500%	11/19/18	285	284
American Honda Finance Corp.	1.700%	2/22/19	1,608	1,606
American Honda Finance Corp.	1.200%	7/12/19	9,939	9,814
American Honda Finance Corp.	2.250%	8/15/19	13,961	14,064
American Honda Finance Corp.	2.000%	2/14/20	12,400	12,431
American Honda Finance Corp.	2.150%	3/13/20	3,845	3,864
American Honda Finance Corp.	2.450%	9/24/20	13,084	13,227
American Honda Finance Corp.	1.650%	7/12/21	7,050	6,893
American Honda Finance Corp.	1.700%	9/9/21	15,056	14,781
Automatic Data Processing Inc.	2.250%	9/15/20	13,936	14,137
AutoNation Inc.	5.500%	2/1/20	3,413	3,661
AutoNation Inc.	3.350%	1/15/21	5,150	5,250
AutoZone Inc.	7.125%	8/1/18	2,515	2,666
AutoZone Inc.	1.625%	4/21/19	8,290	8,236
AutoZone Inc.	4.000%	11/15/20	2,484	2,614
AutoZone Inc.	2.500%	4/15/21	1,625	1,625
AutoZone Inc.	3.700%	4/15/22	9,672	10,108
Best Buy Co. Inc.	5.000%	8/1/18	4,841	5,013
Best Buy Co. Inc.	5.500%	3/15/21	8,305	9,052
Block Financial LLC	4.125%	10/1/20	14,848	15,236
BorgWarner Inc.	4.625%	9/15/20	575	615
Carnival Corp.	3.950%	10/15/20	7,370	7,794
Costco Wholesale Corp.	1.700%	12/15/19	14,929	14,922
Costco Wholesale Corp.	1.750%	2/15/20	4,085	4,088
Costco Wholesale Corp.	2.150%	5/18/21	8,100	8,139
Costco Wholesale Corp.	2.250%	2/15/22	4,025	4,051
Costco Wholesale Corp.	2.300%	5/18/22	12,000	12,049
CVS Health Corp.	1.900%	7/20/18	28,040	28,115
CVS Health Corp.	2.250%	12/5/18	21,854	22,005
CVS Health Corp.	2.250%	8/12/19	12,435	12,528
CVS Health Corp.	2.800%	7/20/20	35,739	36,453
CVS Health Corp.	2.125%	6/1/21	20,593	20,415
Delphi Automotive plc	3.150%	11/19/20	4,050	4,150
Dollar General Corp.	1.875%	4/15/18	2,865	2,870
DR Horton Inc.	3.750%	3/1/19	7,995	8,185
DR Horton Inc.	4.000%	2/15/20	3,728	3,868
eBay Inc.	2.200%	8/1/19	14,294	14,367
3 eBay Inc.	2.150%	6/5/20	4,750	4,749
eBay Inc.	3.250%	10/15/20	7,635	7,860
eBay Inc.	2.875%	8/1/21	7,359	7,469
eBay Inc.	3.800%	3/9/22	7,400	7,784
Expedia Inc.	7.456%	8/15/18	4,280	4,543
Expedia Inc.	5.950%	8/15/20	7,550	8,309
Ford Motor Co.	6.500%	8/1/18	850	892
Ford Motor Credit Co. LLC	2.240%	6/15/18	6,525	6,545
Ford Motor Credit Co. LLC	2.875%	10/1/18	13,633	13,769
Ford Motor Credit Co. LLC	2.551%	10/5/18	11,491	11,554
Ford Motor Credit Co. LLC	2.943%	1/8/19	10,200	10,327
Ford Motor Credit Co. LLC	2.375%	3/12/19	21,532	21,584
Ford Motor Credit Co. LLC	2.262%	3/28/19	5,500	5,500
Ford Motor Credit Co. LLC	2.021%	5/3/19	14,950	14,874
Ford Motor Credit Co. LLC	1.897%	8/12/19	9,900	9,800
Ford Motor Credit Co. LLC	2.597%	11/4/19	15,777	15,856

Ford Motor Credit Co. LLC	2.681%	1/9/20	14,250	14,355
Ford Motor Credit Co. LLC	8.125%	1/15/20	12,175	13,877
Ford Motor Credit Co. LLC	2.459%	3/27/20	6,093	6,084
Ford Motor Credit Co. LLC	3.157%	8/4/20	17,757	18,020
Ford Motor Credit Co. LLC	3.200%	1/15/21	17,418	17,660
Ford Motor Credit Co. LLC	5.750%	2/1/21	13,060	14,384
Ford Motor Credit Co. LLC	3.336%	3/18/21	22,871	23,298
Ford Motor Credit Co. LLC	5.875%	8/2/21	18,317	20,367
Ford Motor Credit Co. LLC	3.219%	1/9/22	18,690	18,783
Ford Motor Credit Co. LLC	3.339%	3/28/22	12,850	12,979
General Motors Co.	3.500%	10/2/18	18,013	18,329
General Motors Financial Co. Inc.	6.750%	6/1/18	11,340	11,877
General Motors Financial Co. Inc.	3.100%	1/15/19	16,838	17,066
General Motors Financial Co. Inc.	2.400%	5/9/19	12,595	12,623
General Motors Financial Co. Inc.	3.500%	7/10/19	17,032	17,430
General Motors Financial Co. Inc.	2.350%	10/4/19	10,675	10,661
General Motors Financial Co. Inc.	3.150%	1/15/20	12,684	12,873
General Motors Financial Co. Inc.	2.650%	4/13/20	13,000	13,038
General Motors Financial Co. Inc.	3.200%	7/13/20	24,865	25,244
General Motors Financial Co. Inc.	3.700%	11/24/20	18,524	19,100
General Motors Financial Co. Inc.	4.200%	3/1/21	21,169	22,180
General Motors Financial Co. Inc.	3.200%	7/6/21	17,210	17,359
General Motors Financial Co. Inc.	4.375%	9/25/21	12,100	12,720
General Motors Financial Co. Inc.	3.450%	1/14/22	13,200	13,379
General Motors Financial Co. Inc.	3.450%	4/10/22	14,852	15,015
Home Depot Inc.	2.250%	9/10/18	9,755	9,850
Home Depot Inc.	2.000%	6/15/19	18,905	19,052
Home Depot Inc.	1.800%	6/5/20	12,500	12,513
Home Depot Inc.	3.950%	9/15/20	3,851	4,092
Home Depot Inc.	2.000%	4/1/21	16,061	16,077
Home Depot Inc.	4.400%	4/1/21	12,605	13,663
Hyatt Hotels Corp.	5.375%	8/15/21	2,125	2,338
Kohl's Corp.	4.000%	11/1/21	7,145	7,336
Lowe's Cos. Inc.	1.150%	4/15/19	4,000	3,961
Lowe's Cos. Inc.	4.625%	4/15/20	7,075	7,533
Lowe's Cos. Inc.	3.750%	4/15/21	4,443	4,701
Lowe's Cos. Inc.	3.800%	11/15/21	9,248	9,878
Lowe's Cos. Inc.	3.120%	4/15/22	6,842	7,114
Macy's Retail Holdings Inc.	3.450%	1/15/21	5,200	5,227
Macy's Retail Holdings Inc.	3.875%	1/15/22	7,950	7,901
Marriott International Inc.	3.000%	3/1/19	10,888	11,067
Marriott International Inc.	3.375%	10/15/20	5,725	5,931
Marriott International Inc.	2.875%	3/1/21	3,900	3,972
Marriott International Inc.	3.125%	10/15/21	2,750	2,828
Marriott International Inc.	2.300%	1/15/22	11,295	11,191
Mastercard Inc.	2.000%	4/1/19	7,107	7,151
Mastercard Inc.	2.000%	11/21/21	8,988	8,945
McDonald's Corp.	2.100%	12/7/18	8,820	8,879
McDonald's Corp.	5.000%	2/1/19	7,035	7,399
McDonald's Corp.	1.875%	5/29/19	7,134	7,152
McDonald's Corp.	2.200%	5/26/20	6,955	7,002
McDonald's Corp.	3.500%	7/15/20	4,800	5,008
McDonald's Corp.	2.750%	12/9/20	15,875	16,214
McDonald's Corp.	3.625%	5/20/21	4,196	4,405
McDonald's Corp.	2.625%	1/15/22	13,866	14,005
Nordstrom Inc.	4.750%	5/1/20	5,695	6,072
Nordstrom Inc.	4.000%	10/15/21	5,900	6,168

O'Reilly Automotive Inc.	4.875%	1/14/21	3,837	4,138
O'Reilly Automotive Inc.	4.625%	9/15/21	3,346	3,608
PACCAR Financial Corp.	1.750%	8/14/18	2,790	2,800
PACCAR Financial Corp.	1.650%	2/25/19	1,000	1,000
PACCAR Financial Corp.	1.300%	5/10/19	8,850	8,772
PACCAR Financial Corp.	2.200%	9/15/19	1,850	1,864
PACCAR Financial Corp.	2.500%	8/14/20	3,000	3,037
PACCAR Financial Corp.	2.250%	2/25/21	2,680	2,687
QVC Inc.	3.125%	4/1/19	2,250	2,278
Ralph Lauren Corp.	2.125%	9/26/18	2,925	2,944
Ralph Lauren Corp.	2.625%	8/18/20	3,750	3,809
Staples Inc.	2.750%	1/12/18	2,925	2,938
Starbucks Corp.	2.000%	12/5/18	5,555	5,607
Starbucks Corp.	2.100%	2/4/21	12,014	12,131
Target Corp.	2.300%	6/26/19	10,425	10,574
Target Corp.	3.875%	7/15/20	12,200	12,934
Target Corp.	2.900%	1/15/22	12,870	13,318
TJX Cos. Inc.	2.750%	6/15/21	11,135	11,412
Toyota Motor Credit Corp.	1.200%	4/6/18	13,354	13,341
Toyota Motor Credit Corp.	1.550%	7/13/18	13,775	13,790
Toyota Motor Credit Corp.	2.000%	10/24/18	11,181	11,235
Toyota Motor Credit Corp.	1.700%	1/9/19	12,500	12,515
Toyota Motor Credit Corp.	2.100%	1/17/19	17,854	17,992
Toyota Motor Credit Corp.	1.700%	2/19/19	8,500	8,502
Toyota Motor Credit Corp.	1.400%	5/20/19	12,380	12,301
Toyota Motor Credit Corp.	2.125%	7/18/19	11,160	11,230
Toyota Motor Credit Corp.	1.550%	10/18/19	13,875	13,768
Toyota Motor Credit Corp.	2.150%	3/12/20	14,534	14,622
Toyota Motor Credit Corp.	1.950%	4/17/20	16,000	16,007
Toyota Motor Credit Corp.	4.500%	6/17/20	2,250	2,413
Toyota Motor Credit Corp.	4.250%	1/11/21	4,875	5,222
Toyota Motor Credit Corp.	1.900%	4/8/21	12,028	11,921
Toyota Motor Credit Corp.	2.750%	5/17/21	5,859	5,975
Toyota Motor Credit Corp.	3.400%	9/15/21	12,027	12,582
Toyota Motor Credit Corp.	2.600%	1/11/22	14,425	14,549
Toyota Motor Credit Corp.	3.300%	1/12/22	17,974	18,713
VF Corp.	3.500%	9/1/21	3,750	3,924
Visa Inc.	2.200%	12/14/20	44,760	45,159
Wal-Mart Stores Inc.	1.950%	12/15/18	18,339	18,483
Wal-Mart Stores Inc.	4.125%	2/1/19	2,958	3,086
Wal-Mart Stores Inc.	3.625%	7/8/20	16,504	17,398
Wal-Mart Stores Inc.	3.250%	10/25/20	18,923	19,773
Wal-Mart Stores Inc.	4.250%	4/15/21	6,975	7,579
Walgreen Co.	5.250%	1/15/19	1,352	1,419
Walgreens Boots Alliance Inc.	2.700%	11/18/19	19,217	19,510
Walgreens Boots Alliance Inc.	2.600%	6/1/21	21,782	21,952
Walgreens Boots Alliance Inc.	3.300%	11/18/21	12,650	13,088
Western Union Co.	3.650%	8/22/18	4,190	4,278
Western Union Co.	5.253%	4/1/20	2,825	3,042
Western Union Co.	3.600%	3/15/22	7,650	7,817
Wyndham Worldwide Corp.	5.625%	3/1/21	500	552
Wyndham Worldwide Corp.	4.250%	3/1/22	7,500	7,913

Consumer Noncyclical (14.6%)
Abbott Laboratories	2.000%	9/15/18	5,820	5,860
Abbott Laboratories	5.125%	4/1/19	11,835	12,500
Abbott Laboratories	2.350%	11/22/19	32,320	32,522

Abbott Laboratories	2.000%	3/15/20	11,875	11,883
Abbott Laboratories	4.125%	5/27/20	7,190	7,609
Abbott Laboratories	2.800%	9/15/20	5,545	5,628
Abbott Laboratories	2.900%	11/30/21	44,510	45,160
Abbott Laboratories	2.550%	3/15/22	6,350	6,332
AbbVie Inc.	2.000%	11/6/18	17,188	17,241
AbbVie Inc.	2.500%	5/14/20	51,610	52,218
AbbVie Inc.	2.300%	5/14/21	20,879	20,853
Actavis Funding SCS	2.450%	6/15/19	9,859	9,933
Actavis Funding SCS	3.000%	3/12/20	40,053	40,923
Actavis Funding SCS	3.450%	3/15/22	37,907	39,159
Actavis Inc.	6.125%	8/15/19	1,050	1,141
Agilent Technologies Inc.	5.000%	7/15/20	5,975	6,452
Allergan Inc.	3.375%	9/15/20	11,293	11,625
Altria Group Inc.	9.700%	11/10/18	2,275	2,527
Altria Group Inc.	9.250%	8/6/19	9,197	10,597
Altria Group Inc.	2.625%	1/14/20	22,503	22,890
Altria Group Inc.	4.750%	5/5/21	19,846	21,732
AmerisourceBergen Corp.	4.875%	11/15/19	2,650	2,822
AmerisourceBergen Corp.	3.500%	11/15/21	9,025	9,397
Amgen Inc.	6.150%	6/1/18	7,800	8,116
Amgen Inc.	5.700%	2/1/19	9,076	9,669
Amgen Inc.	1.900%	5/10/19	12,250	12,264
Amgen Inc.	2.200%	5/22/19	21,233	21,380
Amgen Inc.	4.500%	3/15/20	1,936	2,064
Amgen Inc.	2.125%	5/1/20	14,118	14,146
Amgen Inc.	2.200%	5/11/20	11,850	11,899
Amgen Inc.	3.450%	10/1/20	13,247	13,807
Amgen Inc.	4.100%	6/15/21	9,275	9,887
Amgen Inc.	1.850%	8/19/21	8,578	8,433
Amgen Inc.	3.875%	11/15/21	19,176	20,284
Amgen Inc.	2.700%	5/1/22	4,922	4,985
Amgen Inc.	2.650%	5/11/22	12,000	12,070
Amgen Inc.	3.625%	5/15/22	12,567	13,171
Anheuser-Busch Cos. LLC	5.000%	3/1/19	6,156	6,490
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	53,157	53,296
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	21,884	22,030
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	100,086	101,717
Anheuser-Busch InBev Worldwide Inc.	6.500%	7/15/18	1,100	1,159
Anheuser-Busch InBev Worldwide Inc.	2.200%	8/1/18	1,100	1,109
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	21,285	23,269
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	13,859	15,485
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	34,475	37,498
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	10,350	11,226
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	4,100	4,420
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	32,340	34,288
2 Anheuser-Busch North American Holding
Corp.	3.750%	1/15/22	750	795
Archer-Daniels-Midland Co.	4.479%	3/1/21	6,633	7,217
AstraZeneca plc	1.750%	11/16/18	15,466	15,464
AstraZeneca plc	1.950%	9/18/19	8,887	8,898
AstraZeneca plc	2.375%	11/16/20	16,375	16,538
Baxalta Inc.	2.000%	6/22/18	4,650	4,659
Baxalta Inc.	2.875%	6/23/20	8,899	9,058
Baxter International Inc.	1.700%	8/15/21	4,200	4,119
Beam Suntory Inc.	3.250%	5/15/22	2,300	2,358
Becton Dickinson & Co.	5.000%	5/15/19	1,850	1,952

Becton Dickinson & Co.	2.133%	6/6/19	12,000	12,017
Becton Dickinson & Co.	2.675%	12/15/19	17,988	18,215
Becton Dickinson & Co.	2.404%	6/5/20	13,000	13,030
Becton Dickinson & Co.	3.250%	11/12/20	9,250	9,509
Becton Dickinson & Co.	3.125%	11/8/21	11,670	11,849
Bio-Rad Laboratories Inc.	4.875%	12/15/20	3,900	4,193
Biogen Inc.	2.900%	9/15/20	20,786	21,253
Boston Scientific Corp.	2.650%	10/1/18	9,085	9,182
Boston Scientific Corp.	6.000%	1/15/20	9,439	10,343
Boston Scientific Corp.	2.850%	5/15/20	4,071	4,133
Boston Scientific Corp.	3.375%	5/15/22	6,275	6,481
Bristol-Myers Squibb Co.	1.600%	2/27/19	9,300	9,291
Bristol-Myers Squibb Co.	1.750%	3/1/19	5,940	5,961
Bunge Ltd. Finance Corp.	8.500%	6/15/19	7,760	8,690
Bunge Ltd. Finance Corp.	3.500%	11/24/20	4,315	4,422
Campbell Soup Co.	4.500%	2/15/19	1,699	1,771
Campbell Soup Co.	4.250%	4/15/21	2,360	2,524
Cardinal Health Inc.	1.950%	6/15/18	6,648	6,665
Cardinal Health Inc.	2.400%	11/15/19	1,140	1,148
Cardinal Health Inc.	4.625%	12/15/20	8,300	8,925
Celgene Corp.	2.125%	8/15/18	9,565	9,616
Celgene Corp.	2.300%	8/15/18	7,825	7,879
Celgene Corp.	2.250%	5/15/19	6,574	6,635
Celgene Corp.	2.875%	8/15/20	15,600	15,950
Celgene Corp.	3.950%	10/15/20	9,100	9,606
Church & Dwight Co. Inc.	2.450%	12/15/19	3,325	3,355
Clorox Co.	3.800%	11/15/21	2,900	3,068
Coca-Cola Co.	1.650%	11/1/18	13,952	13,997
Coca-Cola Co.	1.375%	5/30/19	10,950	10,922
Coca-Cola Co.	1.875%	10/27/20	11,952	11,979
Coca-Cola Co.	2.450%	11/1/20	17,077	17,416
Coca-Cola Co.	3.150%	11/15/20	8,415	8,797
Coca-Cola Co.	1.550%	9/1/21	20,150	19,789
Coca-Cola Co.	3.300%	9/1/21	15,864	16,696
Coca-Cola Co.	2.200%	5/25/22	6,225	6,227
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,575	4,744
Coca-Cola Enterprises Inc.	3.250%	8/19/21	674	692
Coca-Cola Enterprises Inc.	4.500%	9/1/21	4,925	5,293
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	12,794	12,823
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,175	2,296
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	2,475	3,174
Colgate-Palmolive Co.	1.500%	11/1/18	3,425	3,433
Colgate-Palmolive Co.	1.750%	3/15/19	5,769	5,792
Colgate-Palmolive Co.	2.450%	11/15/21	3,880	3,955
Colgate-Palmolive Co.	2.300%	5/3/22	6,619	6,670
Constellation Brands Inc.	3.875%	11/15/19	13,175	13,735
Constellation Brands Inc.	3.750%	5/1/21	5,433	5,671
Constellation Brands Inc.	6.000%	5/1/22	7,039	8,060
Constellation Brands Inc.	2.700%	5/9/22	5,000	4,988
Covidien International Finance SA	4.200%	6/15/20	9,575	10,184
CR Bard Inc.	4.400%	1/15/21	5,143	5,439
Danaher Corp.	1.650%	9/15/18	10,971	10,986
Danaher Corp.	2.400%	9/15/20	4,219	4,285
Diageo Capital plc	4.828%	7/15/20	5,060	5,476
Diageo Investment Corp.	2.875%	5/11/22	16,050	16,430
Dignity Health California GO	2.637%	11/1/19	2,450	2,464
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	3,354	3,508

Dr Pepper Snapple Group Inc.	2.530%	11/15/21	1,000	1,004
Edwards Lifesciences Corp.	2.875%	10/15/18	6,479	6,556
Eli Lilly & Co.	1.950%	3/15/19	8,660	8,719
Eli Lilly & Co.	2.350%	5/15/22	5,000	5,037
Estee Lauder Cos. Inc.	1.800%	2/7/20	7,050	7,069
Estee Lauder Cos. Inc.	1.700%	5/10/21	7,950	7,841
Express Scripts Holding Co.	2.250%	6/15/19	14,939	15,001
Express Scripts Holding Co.	3.300%	2/25/21	11,500	11,762
Express Scripts Holding Co.	4.750%	11/15/21	22,372	24,277
Express Scripts Holding Co.	3.900%	2/15/22	10,448	10,930
Express Scripts Inc.	7.250%	6/15/19	750	826
Flowers Foods Inc.	4.375%	4/1/22	4,725	5,086
General Mills Inc.	5.650%	2/15/19	10,740	11,420
General Mills Inc.	2.200%	10/21/19	8,493	8,554
General Mills Inc.	3.150%	12/15/21	9,000	9,326
Genzyme Corp.	5.000%	6/15/20	1,169	1,272
Gilead Sciences Inc.	1.850%	9/4/18	11,160	11,186
Gilead Sciences Inc.	2.050%	4/1/19	8,238	8,284
Gilead Sciences Inc.	2.350%	2/1/20	9,219	9,317
Gilead Sciences Inc.	2.550%	9/1/20	26,377	26,800
Gilead Sciences Inc.	4.500%	4/1/21	11,481	12,403
Gilead Sciences Inc.	4.400%	12/1/21	14,375	15,583
Gilead Sciences Inc.	1.950%	3/1/22	6,025	5,911
GlaxoSmithKline Capital plc	2.850%	5/8/22	22,377	22,965
Hasbro Inc.	3.150%	5/15/21	4,350	4,462
Hershey Co.	1.600%	8/21/18	2,500	2,506
Hershey Co.	4.125%	12/1/20	3,625	3,890
Hillshire Brands Co.	4.100%	9/15/20	2,707	2,839
Ingredion Inc.	4.625%	11/1/20	2,425	2,607
JM Smucker Co.	2.500%	3/15/20	9,399	9,524
JM Smucker Co.	3.500%	10/15/21	5,750	6,034
JM Smucker Co.	3.000%	3/15/22	5,125	5,246
Johnson & Johnson	5.150%	7/15/18	10,540	10,977
Johnson & Johnson	1.650%	12/5/18	7,114	7,128
Johnson & Johnson	1.125%	3/1/19	10,364	10,319
Johnson & Johnson	1.875%	12/5/19	4,930	4,969
Johnson & Johnson	2.950%	9/1/20	6,955	7,220
Johnson & Johnson	1.650%	3/1/21	11,257	11,187
Johnson & Johnson	3.550%	5/15/21	3,250	3,454
Johnson & Johnson	2.450%	12/5/21	4,555	4,648
Johnson & Johnson	2.250%	3/3/22	15,200	15,389
Kaiser Foundation Hospitals	3.500%	4/1/22	4,000	4,202
Kellogg Co.	3.250%	5/21/18	750	762
Kellogg Co.	4.150%	11/15/19	8,725	9,190
Kellogg Co.	4.000%	12/15/20	8,130	8,620
Kellogg Co.	3.125%	5/17/22	825	845
Kimberly-Clark Corp.	6.250%	7/15/18	2,400	2,527
Kimberly-Clark Corp.	7.500%	11/1/18	8,839	9,571
Kimberly-Clark Corp.	1.400%	2/15/19	5,955	5,944
Kimberly-Clark Corp.	1.900%	5/22/19	2,614	2,627
Kimberly-Clark Corp.	3.625%	8/1/20	2,279	2,396
Kimberly-Clark Corp.	3.875%	3/1/21	2,195	2,337
Kimberly-Clark Corp.	2.400%	3/1/22	5,225	5,247
Koninklijke Philips NV	3.750%	3/15/22	8,862	9,324
Kraft Foods Group Inc.	6.125%	8/23/18	13,226	13,913
Kraft Foods Group Inc.	5.375%	2/10/20	11,895	12,894
Kraft Heinz Foods Co.	2.000%	7/2/18	15,338	15,377

Kraft Heinz Foods Co.	2.800%	7/2/20	18,987	19,304
Laboratory Corp. of America Holdings	2.500%	11/1/18	7,680	7,754
Laboratory Corp. of America Holdings	2.625%	2/1/20	6,017	6,072
Laboratory Corp. of America Holdings	4.625%	11/15/20	3,450	3,679
Laboratory Corp. of America Holdings	3.200%	2/1/22	5,980	6,106
Life Technologies Corp.	6.000%	3/1/20	5,025	5,507
Life Technologies Corp.	5.000%	1/15/21	4,668	5,028
Mattel Inc.	2.350%	5/6/19	4,955	4,976
Mattel Inc.	4.350%	10/1/20	75	79
Mattel Inc.	2.350%	8/15/21	6,000	5,928
McCormick & Co. Inc.	3.900%	7/15/21	2,755	2,937
McKesson Corp.	7.500%	2/15/19	5,009	5,460
McKesson Corp.	2.284%	3/15/19	16,150	16,244
McKesson Corp.	4.750%	3/1/21	7,050	7,625
Mead Johnson Nutrition Co.	4.900%	11/1/19	6,475	6,905
Mead Johnson Nutrition Co.	3.000%	11/15/20	12,089	12,354
Medco Health Solutions Inc.	4.125%	9/15/20	6,000	6,304
Medtronic Global Holdings SCA	1.700%	3/28/19	18,225	18,264
Medtronic Inc.	5.600%	3/15/19	4,382	4,683
Medtronic Inc.	2.500%	3/15/20	39,626	40,260
Medtronic Inc.	4.125%	3/15/21	2,853	3,056
Medtronic Inc.	3.125%	3/15/22	5,123	5,305
Medtronic Inc.	3.150%	3/15/22	35,552	36,955
Merck & Co. Inc.	1.850%	2/10/20	14,636	14,714
Merck & Co. Inc.	3.875%	1/15/21	11,408	12,144
Merck & Co. Inc.	2.350%	2/10/22	16,293	16,464
Merck Sharp & Dohme Corp.	5.000%	6/30/19	15,121	16,125
2 Molson Coors Brewing Co.	1.900%	3/15/19	7,750	7,750
Molson Coors Brewing Co.	1.450%	7/15/19	8,440	8,367
2 Molson Coors Brewing Co.	2.250%	3/15/20	6,500	6,518
Molson Coors Brewing Co.	2.100%	7/15/21	11,085	10,933
Molson Coors Brewing Co.	3.500%	5/1/22	5,500	5,736
2 Mondelez International Holdings Netherlands
BV	1.625%	10/28/19	6,100	6,023
Mylan Inc.	2.600%	6/24/18	5,182	5,219
Mylan Inc.	2.550%	3/28/19	12,179	12,268
Mylan NV	3.000%	12/15/18	1,600	1,618
Mylan NV	2.500%	6/7/19	6,370	6,402
Mylan NV	3.750%	12/15/20	10,500	10,753
Mylan NV	3.150%	6/15/21	22,927	23,298
Newell Brands Inc.	2.150%	10/15/18	6,550	6,589
Newell Brands Inc.	2.875%	12/1/19	5,400	5,513
Newell Brands Inc.	3.150%	4/1/21	18,922	19,526
Novartis Capital Corp.	1.800%	2/14/20	13,950	13,965
Novartis Capital Corp.	4.400%	4/24/20	10,345	11,081
Novartis Capital Corp.	2.400%	5/17/22	12,050	12,144
Novartis Securities Investment Ltd.	5.125%	2/10/19	39,058	41,280
Pall Corp.	5.000%	6/15/20	1,600	1,745
PepsiCo Inc.	5.000%	6/1/18	22,165	22,964
PepsiCo Inc.	2.250%	1/7/19	5,818	5,881
PepsiCo Inc.	1.500%	2/22/19	6,000	5,996
PepsiCo Inc.	1.550%	5/2/19	15,000	15,057
PepsiCo Inc.	1.350%	10/4/19	14,603	14,497
PepsiCo Inc.	4.500%	1/15/20	10,275	11,000
PepsiCo Inc.	1.850%	4/30/20	12,875	12,891
PepsiCo Inc.	2.150%	10/14/20	16,135	16,258
PepsiCo Inc.	3.125%	11/1/20	9,077	9,440

PepsiCo Inc.	3.000%	8/25/21	8,000	8,315
PepsiCo Inc.	1.700%	10/6/21	10,110	9,921
PepsiCo Inc.	2.750%	3/5/22	13,242	13,591
PepsiCo Inc.	2.250%	5/2/22	5,425	5,432
PerkinElmer Inc.	5.000%	11/15/21	5,000	5,462
Perrigo Finance Unlimited Co.	3.500%	3/15/21	4,500	4,657
Perrigo Finance Unlimited Co.	3.500%	12/15/21	8,828	9,168
Pfizer Inc.	1.200%	6/1/18	10,795	10,778
Pfizer Inc.	1.500%	6/15/18	14,410	14,423
Pfizer Inc.	2.100%	5/15/19	17,976	18,148
Pfizer Inc.	1.450%	6/3/19	16,620	16,585
Pfizer Inc.	1.700%	12/15/19	13,369	13,393
Pfizer Inc.	5.200%	8/12/20	3,175	3,497
Pfizer Inc.	1.950%	6/3/21	13,577	13,617
Pfizer Inc.	2.200%	12/15/21	13,890	14,032
Pharmacia LLC	6.500%	12/1/18	2,015	2,159
Philip Morris International Inc.	1.875%	1/15/19	13,335	13,353
Philip Morris International Inc.	1.625%	2/21/19	4,700	4,689
Philip Morris International Inc.	1.375%	2/25/19	7,100	7,050
Philip Morris International Inc.	2.000%	2/21/20	13,184	13,224
Philip Morris International Inc.	4.500%	3/26/20	11,775	12,600
Philip Morris International Inc.	1.875%	2/25/21	12,949	12,834
Philip Morris International Inc.	4.125%	5/17/21	6,650	7,107
Philip Morris International Inc.	2.900%	11/15/21	4,045	4,153
Philip Morris International Inc.	2.625%	2/18/22	6,875	6,951
1 Procter & Gamble - Esop	9.360%	1/1/21	1,083	1,239
Procter & Gamble Co.	1.600%	11/15/18	6,407	6,424
Procter & Gamble Co.	1.900%	11/1/19	14,885	15,005
Procter & Gamble Co.	1.850%	2/2/21	7,975	7,974
Procter & Gamble Co.	1.700%	11/3/21	8,000	7,948
Procter & Gamble Co.	2.300%	2/6/22	7,940	8,080
Quest Diagnostics Inc.	2.700%	4/1/19	4,290	4,349
Quest Diagnostics Inc.	4.750%	1/30/20	3,375	3,610
Quest Diagnostics Inc.	2.500%	3/30/20	5,130	5,185
Quest Diagnostics Inc.	4.700%	4/1/21	3,525	3,816
Reynolds American Inc.	2.300%	6/12/18	16,821	16,911
Reynolds American Inc.	8.125%	6/23/19	6,642	7,449
Reynolds American Inc.	6.875%	5/1/20	4,900	5,536
Reynolds American Inc.	3.250%	6/12/20	13,048	13,491
Sanofi	4.000%	3/29/21	27,362	29,255
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	43,146	42,996
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	39,831	39,525
Stryker Corp.	2.000%	3/8/19	6,143	6,163
Stryker Corp.	4.375%	1/15/20	4,200	4,450
Stryker Corp.	2.625%	3/15/21	18,900	19,139
Sysco Corp.	5.375%	3/17/19	150	159
Sysco Corp.	1.900%	4/1/19	8,015	8,019
Sysco Corp.	2.600%	10/1/20	5,211	5,278
Sysco Corp.	2.500%	7/15/21	6,374	6,400
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	10,950	11,320
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	3,099	3,208
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	6,900	6,891
Teva Pharmaceutical Finance Netherlands III
BV	1.400%	7/20/18	21,985	21,874
Teva Pharmaceutical Finance Netherlands III
BV	1.700%	7/19/19	23,519	23,312

Teva Pharmaceutical Finance Netherlands III
BV	2.200%	7/21/21	39,299	38,517
The Kroger Co.	6.800%	12/15/18	1,610	1,728
The Kroger Co.	2.000%	1/15/19	7,575	7,585
The Kroger Co.	2.300%	1/15/19	10,381	10,456
The Kroger Co.	1.500%	9/30/19	6,994	6,907
The Kroger Co.	6.150%	1/15/20	5,958	6,559
The Kroger Co.	3.300%	1/15/21	8,056	8,313
The Kroger Co.	2.600%	2/1/21	6,855	6,902
The Kroger Co.	2.950%	11/1/21	2,900	2,960
The Kroger Co.	3.400%	4/15/22	4,579	4,717
Thermo Fisher Scientific Inc.	2.150%	12/14/18	7,650	7,688
Thermo Fisher Scientific Inc.	2.400%	2/1/19	18,100	18,241
Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,275	1,364
Thermo Fisher Scientific Inc.	4.500%	3/1/21	13,632	14,668
Thermo Fisher Scientific Inc.	3.600%	8/15/21	10,895	11,381
Thermo Fisher Scientific Inc.	3.300%	2/15/22	12,250	12,657
Tupperware Brands Corp.	4.750%	6/1/21	6,300	6,755
Tyson Foods Inc.	2.650%	8/15/19	15,867	16,101
Unilever Capital Corp.	4.800%	2/15/19	6,292	6,614
Unilever Capital Corp.	2.200%	3/6/19	9,490	9,583
Unilever Capital Corp.	2.100%	7/30/20	7,780	7,818
Unilever Capital Corp.	4.250%	2/10/21	10,763	11,554
Unilever Capital Corp.	1.375%	7/28/21	5,190	5,023
Whirlpool Corp.	2.400%	3/1/19	2,645	2,671
Whirlpool Corp.	4.850%	6/15/21	3,980	4,355
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	4,025	4,258
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	20,671	20,915
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	2,150	2,206
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	9,350	9,512
Zoetis Inc.	3.450%	11/13/20	6,941	7,205

Energy (7.9%)
Anadarko Petroleum Corp.	8.700%	3/15/19	4,995	5,559
Anadarko Petroleum Corp.	6.950%	6/15/19	950	1,038
Anadarko Petroleum Corp.	4.850%	3/15/21	16,780	18,027
Apache Corp.	6.900%	9/15/18	3,575	3,796
Apache Corp.	3.625%	2/1/21	7,700	8,008
Apache Corp.	3.250%	4/15/22	5,975	6,109
Baker Hughes Inc.	7.500%	11/15/18	3,831	4,136
Baker Hughes Inc.	3.200%	8/15/21	7,833	8,099
Boardwalk Pipelines LP	5.750%	9/15/19	3,605	3,858
BP Capital Markets plc	2.241%	9/26/18	13,250	13,332
BP Capital Markets plc	4.750%	3/10/19	8,240	8,662
BP Capital Markets plc	1.676%	5/3/19	10,175	10,148
BP Capital Markets plc	2.237%	5/10/19	13,100	13,214
BP Capital Markets plc	2.521%	1/15/20	17,466	17,724
BP Capital Markets plc	2.315%	2/13/20	18,800	19,010
BP Capital Markets plc	4.500%	10/1/20	18,640	20,057
BP Capital Markets plc	4.742%	3/11/21	9,880	10,782
BP Capital Markets plc	2.112%	9/16/21	14,389	14,301
BP Capital Markets plc	3.561%	11/1/21	13,131	13,774
BP Capital Markets plc	3.062%	3/17/22	6,664	6,849
BP Capital Markets plc	3.245%	5/6/22	27,446	28,370
Buckeye Partners LP	2.650%	11/15/18	5,128	5,161
Buckeye Partners LP	4.875%	2/1/21	9,133	9,782
Canadian Natural Resources Ltd.	3.450%	11/15/21	2,250	2,317

Cenovus Energy Inc.	5.700%	10/15/19	18,700	20,032
Chevron Corp.	1.718%	6/24/18	24,725	24,799
Chevron Corp.	1.790%	11/16/18	14,959	15,027
Chevron Corp.	1.686%	2/28/19	6,350	6,358
Chevron Corp.	4.950%	3/3/19	19,443	20,545
Chevron Corp.	1.561%	5/16/19	11,200	11,179
Chevron Corp.	2.193%	11/15/19	8,200	8,287
Chevron Corp.	1.961%	3/3/20	20,515	20,595
Chevron Corp.	1.991%	3/3/20	6,261	6,289
Chevron Corp.	2.427%	6/24/20	11,275	11,486
Chevron Corp.	2.419%	11/17/20	13,242	13,437
Chevron Corp.	2.100%	5/16/21	23,218	23,224
Chevron Corp.	2.411%	3/3/22	17,650	17,790
Chevron Corp.	2.498%	3/3/22	4,675	4,735
Columbia Pipeline Group Inc.	2.450%	6/1/18	4,790	4,810
Columbia Pipeline Group Inc.	3.300%	6/1/20	8,620	8,856
ConocoPhillips	6.650%	7/15/18	3,889	4,109
ConocoPhillips	5.750%	2/1/19	24,532	26,109
ConocoPhillips	6.000%	1/15/20	14,891	16,436
ConocoPhillips Co.	2.200%	5/15/20	11,268	11,337
ConocoPhillips Co.	4.200%	3/15/21	12,094	12,942
ConocoPhillips Co.	2.875%	11/15/21	7,335	7,502
Devon Energy Corp.	4.000%	7/15/21	6,263	6,525
Devon Energy Corp.	3.250%	5/15/22	12,187	12,319
Dominion Gas Holdings LLC	2.500%	12/15/19	7,550	7,618
Dominion Gas Holdings LLC	2.800%	11/15/20	9,400	9,566
Enable Midstream Partners LP	2.400%	5/15/19	4,881	4,858
Enbridge Energy Partners LP	9.875%	3/1/19	4,325	4,881
Enbridge Energy Partners LP	5.200%	3/15/20	7,342	7,886
Enbridge Energy Partners LP	4.375%	10/15/20	7,440	7,866
Enbridge Energy Partners LP	4.200%	9/15/21	7,569	7,993
Encana Corp.	6.500%	5/15/19	4,115	4,428
Encana Corp.	3.900%	11/15/21	7,264	7,518
Energy Transfer LP	2.500%	6/15/18	5,752	5,782
Energy Transfer LP	6.700%	7/1/18	10,921	11,446
Energy Transfer LP	9.700%	3/15/19	2,500	2,819
Energy Transfer LP	9.000%	4/15/19	2,546	2,854
Energy Transfer LP	4.150%	10/1/20	13,000	13,601
Energy Transfer LP	4.650%	6/1/21	13,599	14,509
Energy Transfer LP	5.200%	2/1/22	9,257	10,079
EnLink Midstream Partners LP	2.700%	4/1/19	4,620	4,626
Enterprise Products Operating LLC	6.500%	1/31/19	9,250	9,932
Enterprise Products Operating LLC	2.550%	10/15/19	11,225	11,356
Enterprise Products Operating LLC	5.250%	1/31/20	6,775	7,312
Enterprise Products Operating LLC	5.200%	9/1/20	9,425	10,290
Enterprise Products Operating LLC	2.850%	4/15/21	5,152	5,234
Enterprise Products Operating LLC	4.050%	2/15/22	6,868	7,317
1 Enterprise Products Operating LLC	7.034%	1/15/68	6,601	6,799
EOG Resources Inc.	6.875%	10/1/18	2,825	3,009
EOG Resources Inc.	5.625%	6/1/19	16,153	17,289
EOG Resources Inc.	2.450%	4/1/20	5,380	5,420
EOG Resources Inc.	4.400%	6/1/20	7,750	8,242
EOG Resources Inc.	4.100%	2/1/21	5,675	6,014
EQT Corp.	8.125%	6/1/19	5,275	5,857
EQT Corp.	4.875%	11/15/21	9,480	10,209
Exxon Mobil Corp.	1.708%	3/1/19	10,825	10,858
Exxon Mobil Corp.	1.819%	3/15/19	19,803	19,910

Exxon Mobil Corp.	1.912%	3/6/20	22,125	22,248
Exxon Mobil Corp.	2.222%	3/1/21	32,700	33,015
Exxon Mobil Corp.	2.397%	3/6/22	13,159	13,297
Halliburton Co.	2.000%	8/1/18	6,600	6,614
Halliburton Co.	3.250%	11/15/21	4,247	4,385
Hess Corp.	8.125%	2/15/19	1,200	1,309
Husky Energy Inc.	6.150%	6/15/19	1,535	1,656
Husky Energy Inc.	7.250%	12/15/19	8,520	9,542
Husky Energy Inc.	3.950%	4/15/22	6,694	7,009
Kinder Morgan Energy Partners LP	2.650%	2/1/19	11,018	11,133
Kinder Morgan Energy Partners LP	9.000%	2/1/19	4,850	5,391
Kinder Morgan Energy Partners LP	6.850%	2/15/20	6,650	7,428
Kinder Morgan Energy Partners LP	6.500%	4/1/20	8,270	9,138
Kinder Morgan Energy Partners LP	5.300%	9/15/20	5,250	5,693
Kinder Morgan Energy Partners LP	3.500%	3/1/21	11,461	11,772
Kinder Morgan Energy Partners LP	5.800%	3/1/21	4,750	5,254
Kinder Morgan Energy Partners LP	5.000%	10/1/21	12,725	13,780
Kinder Morgan Energy Partners LP	4.150%	3/1/22	2,150	2,258
Kinder Morgan Inc.	7.250%	6/1/18	1,500	1,579
Kinder Morgan Inc.	3.050%	12/1/19	24,820	25,344
Kinder Morgan Inc.	6.500%	9/15/20	3,378	3,779
Magellan Midstream Partners LP	6.550%	7/15/19	6,326	6,902
Magellan Midstream Partners LP	4.250%	2/1/21	4,050	4,310
Marathon Oil Corp.	2.700%	6/1/20	9,280	9,280
Marathon Petroleum Corp.	2.700%	12/14/18	6,370	6,437
Marathon Petroleum Corp.	3.400%	12/15/20	12,350	12,763
Marathon Petroleum Corp.	5.125%	3/1/21	9,004	9,824
Nabors Industries Inc.	6.150%	2/15/18	7,224	7,387
Nabors Industries Inc.	9.250%	1/15/19	1,750	1,923
Nabors Industries Inc.	5.000%	9/15/20	5,970	6,119
Nabors Industries Inc.	4.625%	9/15/21	8,840	8,884
National Fuel Gas Co.	4.900%	12/1/21	5,250	5,611
National Oilwell Varco Inc.	1.350%	12/1/17	4,063	4,057
Noble Energy Inc.	8.250%	3/1/19	11,284	12,454
Noble Energy Inc.	5.625%	5/1/21	1,752	1,802
Noble Energy Inc.	4.150%	12/15/21	12,811	13,618
Occidental Petroleum Corp.	4.100%	2/1/21	13,166	14,000
Occidental Petroleum Corp.	3.125%	2/15/22	8,585	8,858
Occidental Petroleum Corp.	2.600%	4/15/22	8,750	8,796
ONEOK Partners LP	3.200%	9/15/18	9,665	9,804
ONEOK Partners LP	8.625%	3/1/19	6,575	7,270
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	5,937	6,203
Petro-Canada	9.250%	10/15/21	2,575	3,247
Phillips 66	4.300%	4/1/22	25,125	27,210
Phillips 66 Partners LP	2.646%	2/15/20	4,075	4,111
Pioneer Natural Resources Co.	7.500%	1/15/20	5,200	5,876
Pioneer Natural Resources Co.	3.450%	1/15/21	7,050	7,277
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	8,165	9,151
Plains All American Pipeline LP / PAA
Finance Corp.	2.600%	12/15/19	2,100	2,113
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	6,152	6,665
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	5,159	5,548
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.750%	9/1/20	7,175	7,794

Regency Energy Partners LP / Regency
Energy Finance Corp.	6.500%	7/15/21	4,383	4,509
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	12,326	13,790
Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	5,045	5,013
Sabine Pass Liquefaction LLC	5.625%	2/1/21	29,950	32,758
Sabine Pass Liquefaction LLC	6.250%	3/15/22	11,025	12,513
Shell International Finance BV	1.900%	8/10/18	7,556	7,583
Shell International Finance BV	1.625%	11/10/18	16,970	16,966
Shell International Finance BV	2.000%	11/15/18	20,877	20,978
Shell International Finance BV	1.375%	5/10/19	7,892	7,841
Shell International Finance BV	1.375%	9/12/19	21,890	21,696
Shell International Finance BV	4.300%	9/22/19	21,424	22,626
Shell International Finance BV	4.375%	3/25/20	14,725	15,735
Shell International Finance BV	2.125%	5/11/20	31,269	31,455
Shell International Finance BV	2.250%	11/10/20	12,950	13,060
Shell International Finance BV	1.875%	5/10/21	30,127	29,824
Shell International Finance BV	1.750%	9/12/21	9,400	9,235
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	3,120	3,326
Spectra Energy Capital LLC	8.000%	10/1/19	5,280	5,951
Spectra Energy Capital LLC	5.650%	3/1/20	705	761
Spectra Energy Partners LP	2.950%	9/25/18	9,498	9,628
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	10,125	10,733
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,900	2,045
TC Pipelines LP	4.650%	6/15/21	2,228	2,369
Total Capital International SA	2.125%	1/10/19	14,124	14,229
Total Capital International SA	2.100%	6/19/19	20,845	20,999
Total Capital International SA	2.750%	6/19/21	10,556	10,794
Total Capital International SA	2.875%	2/17/22	10,478	10,711
Total Capital SA	2.125%	8/10/18	9,860	9,909
Total Capital SA	4.450%	6/24/20	12,680	13,598
Total Capital SA	4.125%	1/28/21	8,565	9,154
Total Capital SA	4.250%	12/15/21	1,950	2,106
TransCanada PipeLines Ltd.	1.875%	1/12/18	8,375	8,390
TransCanada PipeLines Ltd.	6.500%	8/15/18	14,307	15,110
TransCanada PipeLines Ltd.	3.125%	1/15/19	5,599	5,706
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,927	3,158
TransCanada PipeLines Ltd.	3.800%	10/1/20	10,225	10,778
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	2,375	2,473
Valero Energy Corp.	9.375%	3/15/19	8,442	9,509
Valero Energy Corp.	6.125%	2/1/20	9,444	10,409
Western Gas Partners LP	2.600%	8/15/18	3,720	3,737
Western Gas Partners LP	5.375%	6/1/21	4,052	4,392
Williams Partners LP	5.250%	3/15/20	21,559	23,354
Williams Partners LP	4.125%	11/15/20	6,062	6,384
Williams Partners LP	4.000%	11/15/21	7,350	7,674
Williams Partners LP	3.600%	3/15/22	12,050	12,405
XTO Energy Inc.	5.500%	6/15/18	8,350	8,699
XTO Energy Inc.	6.500%	12/15/18	3,485	3,741

Other Industrial (0.1%)
Cintas Corp. No 2	4.300%	6/1/21	2,015	2,155
Cintas Corp. No 2	2.900%	4/1/22	5,750	5,869
Fluor Corp.	3.375%	9/15/21	500	522
Yale University Connecticut GO	2.086%	4/15/19	1,400	1,415

Technology (8.6%)
Adobe Systems Inc.	4.750%	2/1/20	11,435	12,326
Alphabet Inc.	3.625%	5/19/21	10,030	10,693
Altera Corp.	2.500%	11/15/18	12,555	12,757
Amphenol Corp.	2.550%	1/30/19	10,828	10,940
Amphenol Corp.	2.200%	4/1/20	8,950	8,990
Amphenol Corp.	3.125%	9/15/21	470	482
Amphenol Corp.	4.000%	2/1/22	4,350	4,603
Analog Devices Inc.	2.500%	12/5/21	7,900	7,959
Apple Inc.	1.550%	2/8/19	6,175	6,188
Apple Inc.	1.700%	2/22/19	9,191	9,222
Apple Inc.	2.100%	5/6/19	24,676	24,951
Apple Inc.	1.100%	8/2/19	15,990	15,838
Apple Inc.	1.550%	2/7/20	15,920	15,856
Apple Inc.	1.900%	2/7/20	11,526	11,590
Apple Inc.	2.000%	5/6/20	21,335	21,489
Apple Inc.	1.800%	5/11/20	15,000	15,015
Apple Inc.	2.250%	2/23/21	41,825	42,222
Apple Inc.	2.850%	5/6/21	28,573	29,469
Apple Inc.	1.550%	8/4/21	13,675	13,428
Apple Inc.	2.150%	2/9/22	21,846	21,804
Apple Inc.	2.500%	2/9/22	18,840	19,112
Apple Inc.	2.300%	5/11/22	15,000	15,053
Apple Inc.	2.700%	5/13/22	10,325	10,559
Applied Materials Inc.	2.625%	10/1/20	7,500	7,651
Applied Materials Inc.	4.300%	6/15/21	9,049	9,805
Arrow Electronics Inc.	6.000%	4/1/20	1,433	1,565
Arrow Electronics Inc.	5.125%	3/1/21	1,500	1,611
Arrow Electronics Inc.	3.500%	4/1/22	4,681	4,789
Autodesk Inc.	3.125%	6/15/20	5,000	5,115
Avnet Inc.	5.875%	6/15/20	2,339	2,538
Avnet Inc.	3.750%	12/1/21	4,200	4,286
Baidu Inc.	3.250%	8/6/18	7,350	7,441
Baidu Inc.	2.750%	6/9/19	14,466	14,573
Baidu Inc.	3.000%	6/30/20	6,550	6,632
2 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.375%	1/15/20	33,700	33,742
2 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.000%	1/15/22	39,450	39,697
Broadridge Financial Solutions Inc.	3.950%	9/1/20	800	839
CA Inc.	2.875%	8/15/18	1,850	1,872
CA Inc.	5.375%	12/1/19	8,975	9,673
CA Inc.	3.600%	8/1/20	5,469	5,665
Cisco Systems Inc.	1.650%	6/15/18	11,809	11,839
Cisco Systems Inc.	4.950%	2/15/19	31,531	33,301
Cisco Systems Inc.	1.600%	2/28/19	14,081	14,095
Cisco Systems Inc.	2.125%	3/1/19	27,386	27,641
Cisco Systems Inc.	1.400%	9/20/19	7,865	7,816
Cisco Systems Inc.	4.450%	1/15/20	31,629	33,778
Cisco Systems Inc.	2.450%	6/15/20	22,862	23,308
Cisco Systems Inc.	2.200%	2/28/21	24,812	24,998
Cisco Systems Inc.	2.900%	3/4/21	7,850	8,120
Cisco Systems Inc.	1.850%	9/20/21	27,195	26,902
Corning Inc.	6.625%	5/15/19	3,155	3,427
Corning Inc.	4.250%	8/15/20	2,000	2,117
Corning Inc.	2.900%	5/15/22	4,150	4,201

2 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	3.480%	6/1/19	48,381	49,527
2 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	4.420%	6/15/21	57,269	60,259
Equifax Inc.	2.300%	6/1/21	4,975	4,952
2 Everett Spinco Inc.	2.875%	3/27/20	8,000	8,112
Fidelity National Information Services Inc.	2.850%	10/15/18	9,013	9,130
Fidelity National Information Services Inc.	3.625%	10/15/20	20,934	21,864
Fidelity National Information Services Inc.	2.250%	8/15/21	14,650	14,509
Fiserv Inc.	2.700%	6/1/20	11,470	11,653
Fiserv Inc.	4.625%	10/1/20	5,454	5,864
Fiserv Inc.	4.750%	6/15/21	500	543
Flex Ltd.	4.625%	2/15/20	5,200	5,478
Hewlett Packard Enterprise Co.	2.850%	10/5/18	35,160	35,649
Hewlett Packard Enterprise Co.	3.600%	10/15/20	38,776	40,327
HP Inc.	3.750%	12/1/20	1,112	1,163
HP Inc.	4.300%	6/1/21	17,145	18,260
HP Inc.	4.375%	9/15/21	13,679	14,642
HP Inc.	4.650%	12/9/21	23,787	25,731
Intel Corp.	1.850%	5/11/20	12,000	12,026
Intel Corp.	2.450%	7/29/20	17,572	17,896
Intel Corp.	1.700%	5/19/21	9,223	9,128
Intel Corp.	3.300%	10/1/21	17,690	18,560
Intel Corp.	2.350%	5/11/22	10,000	10,059
International Business Machines Corp.	7.625%	10/15/18	16,540	17,851
International Business Machines Corp.	1.950%	2/12/19	10,650	10,719
International Business Machines Corp.	1.875%	5/15/19	5,035	5,061
International Business Machines Corp.	1.800%	5/17/19	13,700	13,729
International Business Machines Corp.	8.375%	11/1/19	4,191	4,838
International Business Machines Corp.	1.900%	1/27/20	9,500	9,530
International Business Machines Corp.	1.625%	5/15/20	23,938	23,781
International Business Machines Corp.	2.250%	2/19/21	11,082	11,187
International Business Machines Corp.	2.900%	11/1/21	7,125	7,360
International Business Machines Corp.	2.500%	1/27/22	12,500	12,652
Jabil Circuit Inc.	5.625%	12/15/20	3,500	3,797
Juniper Networks Inc.	3.125%	2/26/19	2,800	2,850
Juniper Networks Inc.	3.300%	6/15/20	2,450	2,516
Juniper Networks Inc.	4.600%	3/15/21	1,655	1,768
Keysight Technologies Inc.	3.300%	10/30/19	3,800	3,870
KLA-Tencor Corp.	3.375%	11/1/19	1,200	1,235
KLA-Tencor Corp.	4.125%	11/1/21	5,972	6,363
Lam Research Corp.	2.750%	3/15/20	5,480	5,561
Lam Research Corp.	2.800%	6/15/21	11,850	12,029
Maxim Integrated Products Inc.	2.500%	11/15/18	4,323	4,365
Microsoft Corp.	1.300%	11/3/18	26,592	26,574
Microsoft Corp.	1.625%	12/6/18	5,282	5,299
Microsoft Corp.	4.200%	6/1/19	16,265	17,113
Microsoft Corp.	1.100%	8/8/19	27,900	27,639
Microsoft Corp.	1.850%	2/6/20	18,900	18,996
Microsoft Corp.	1.850%	2/12/20	19,985	20,061
Microsoft Corp.	3.000%	10/1/20	17,081	17,753
Microsoft Corp.	2.000%	11/3/20	34,225	34,479
Microsoft Corp.	4.000%	2/8/21	375	403
Microsoft Corp.	1.550%	8/8/21	35,363	34,752
Microsoft Corp.	2.400%	2/6/22	22,950	23,251
Microsoft Corp.	2.375%	2/12/22	20,699	20,995
Motorola Solutions Inc.	3.500%	9/1/21	4,250	4,393

Motorola Solutions Inc.	3.750%	5/15/22	9,903	10,139
NetApp Inc.	3.375%	6/15/21	5,675	5,844
NVIDIA Corp.	2.200%	9/16/21	12,000	11,920
Oracle Corp.	2.375%	1/15/19	21,164	21,455
Oracle Corp.	5.000%	7/8/19	26,759	28,567
Oracle Corp.	2.250%	10/8/19	25,362	25,664
Oracle Corp.	3.875%	7/15/20	10,473	11,103
Oracle Corp.	2.800%	7/8/21	14,548	14,966
Oracle Corp.	1.900%	9/15/21	52,264	51,894
Oracle Corp.	2.500%	5/15/22	28,516	28,870
Pitney Bowes Inc.	6.250%	3/15/19	700	746
Pitney Bowes Inc.	3.375%	10/1/21	9,515	9,466
Pitney Bowes Inc.	3.875%	5/15/22	4,900	4,916
QUALCOMM Inc.	1.850%	5/20/19	14,250	14,275
QUALCOMM Inc.	2.100%	5/20/20	16,500	16,554
QUALCOMM Inc.	2.250%	5/20/20	24,945	25,163
QUALCOMM Inc.	3.000%	5/20/22	23,952	24,593
Seagate HDD Cayman	3.750%	11/15/18	6,825	6,996
2 Seagate HDD Cayman	4.250%	3/1/22	9,250	9,319
2 Semiconductor Manufacturing International
Corp.	4.125%	10/7/19	3,050	3,126
Tech Data Corp.	3.700%	2/15/22	5,550	5,652
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	10,000	10,175
Texas Instruments Inc.	1.650%	8/3/19	6,646	6,642
Texas Instruments Inc.	1.750%	5/1/20	2,226	2,219
Texas Instruments Inc.	2.750%	3/12/21	7,675	7,885
Texas Instruments Inc.	1.850%	5/15/22	4,100	4,031
Total System Services Inc.	2.375%	6/1/18	5,778	5,799
Total System Services Inc.	3.800%	4/1/21	11,438	11,954
Tyco Electronics Group SA	2.375%	12/17/18	3,103	3,127
Tyco Electronics Group SA	2.350%	8/1/19	4,117	4,142
Tyco Electronics Group SA	4.875%	1/15/21	180	195
Tyco Electronics Group SA	3.500%	2/3/22	8,397	8,737
Verisk Analytics Inc.	5.800%	5/1/21	4,965	5,533
Xerox Corp.	2.750%	3/15/19	6,536	6,595
Xerox Corp.	5.625%	12/15/19	6,725	7,218
Xerox Corp.	2.800%	5/15/20	2,900	2,907
Xerox Corp.	3.500%	8/20/20	300	307
Xerox Corp.	2.750%	9/1/20	6,365	6,335
Xerox Corp.	4.500%	5/15/21	12,819	13,547
2 Xerox Corp.	4.070%	3/17/22	2,180	2,253
Xilinx Inc.	2.125%	3/15/19	4,595	4,621
Xilinx Inc.	3.000%	3/15/21	7,341	7,544

Transportation (1.1%)
Burlington Northern Santa Fe LLC	4.700%	10/1/19	10,182	10,860
Burlington Northern Santa Fe LLC	3.600%	9/1/20	775	811
Burlington Northern Santa Fe LLC	4.100%	6/1/21	1,767	1,883
Burlington Northern Santa Fe LLC	3.450%	9/15/21	6,234	6,539
Burlington Northern Santa Fe LLC	3.050%	3/15/22	6,420	6,650
Canadian National Railway Co.	5.550%	3/1/19	4,500	4,793
Canadian National Railway Co.	2.850%	12/15/21	3,925	4,034
Canadian Pacific Railway Co.	7.250%	5/15/19	4,230	4,645
Canadian Pacific Railway Co.	9.450%	8/1/21	2,250	2,791
Canadian Pacific Railway Co.	4.500%	1/15/22	1,900	2,049
1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	5,249	5,787

1 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	2,464	2,734
1 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	1,936	2,042
CSX Corp.	3.700%	10/30/20	3,532	3,702
CSX Corp.	4.250%	6/1/21	8,215	8,792
1 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	6/17/21	1,888	2,072
1 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	1/2/20	894	930
1 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	1,386	1,443
1 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	1,524	1,604
Delta Air Lines Inc.	2.875%	3/13/20	5,000	5,062
Delta Air Lines Inc.	3.625%	3/15/22	10,500	10,802
FedEx Corp.	8.000%	1/15/19	5,200	5,697
FedEx Corp.	2.300%	2/1/20	7,875	7,961
JB Hunt Transport Services Inc.	2.400%	3/15/19	2,150	2,159
Norfolk Southern Corp.	5.900%	6/15/19	6,415	6,923
Norfolk Southern Corp.	3.250%	12/1/21	9,809	10,182
Norfolk Southern Corp.	3.000%	4/1/22	5,925	6,079
Norfolk Southern Railway Corp.	9.750%	6/15/20	1,780	2,167
1 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	1,505	1,663
Ryder System Inc.	2.450%	11/15/18	3,950	3,983
Ryder System Inc.	2.350%	2/26/19	2,575	2,589
Ryder System Inc.	2.550%	6/1/19	6,155	6,226
Ryder System Inc.	2.450%	9/3/19	4,195	4,231
Ryder System Inc.	2.650%	3/2/20	5,725	5,788
Ryder System Inc.	2.500%	5/11/20	3,950	3,975
Ryder System Inc.	2.875%	9/1/20	4,078	4,149
Ryder System Inc.	2.250%	9/1/21	3,500	3,476
Ryder System Inc.	2.800%	3/1/22	6,150	6,206
Southwest Airlines Co.	2.750%	11/6/19	4,040	4,106
Southwest Airlines Co.	2.650%	11/5/20	4,775	4,844
Union Pacific Corp.	5.700%	8/15/18	3,325	3,488
Union Pacific Corp.	2.250%	2/15/19	6,580	6,645
Union Pacific Corp.	1.800%	2/1/20	4,958	4,953
Union Pacific Corp.	2.250%	6/19/20	6,650	6,704
Union Pacific Corp.	4.000%	2/1/21	6,654	7,096
United Parcel Service Inc.	5.125%	4/1/19	18,260	19,387
United Parcel Service Inc.	3.125%	1/15/21	12,056	12,576
United Parcel Service Inc.	2.350%	5/16/22	10,500	10,582
United Parcel Service of America Inc.	8.375%	4/1/20	2,250	2,636
				12,428,216
Utilities (4.5%)
Electric (4.2%)
Alabama Power Co.	3.375%	10/1/20	745	771
Alabama Power Co.	2.450%	3/30/22	6,175	6,180
Ameren Corp.	2.700%	11/15/20	6,205	6,300
Appalachian Power Co.	4.600%	3/30/21	4,000	4,286
Arizona Public Service Co.	8.750%	3/1/19	6,877	7,687
Atlantic City Electric Co.	7.750%	11/15/18	750	814
Avista Corp.	5.950%	6/1/18	1,460	1,521
Baltimore Gas & Electric Co.	3.500%	11/15/21	5,347	5,591
Berkshire Hathaway Energy Co.	2.000%	11/15/18	4,068	4,081

Berkshire Hathaway Energy Co.	2.400%	2/1/20	4,750	4,808
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	7,240	7,171
Cleveland Electric Illuminating Co.	8.875%	11/15/18	1,325	1,456
CMS Energy Corp.	8.750%	6/15/19	9,896	11,204
CMS Energy Corp.	6.250%	2/1/20	2,025	2,241
CMS Energy Corp.	5.050%	3/15/22	3,700	4,087
Commonwealth Edison Co.	2.150%	1/15/19	7,375	7,424
Commonwealth Edison Co.	4.000%	8/1/20	2,625	2,774
Commonwealth Edison Co.	3.400%	9/1/21	7,100	7,425
Connecticut Light & Power Co.	5.650%	5/1/18	1,900	1,970
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	5,102	5,502
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,475	5,943
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,250	2,418
Consolidated Edison Inc.	2.000%	3/15/20	2,000	2,002
Consolidated Edison Inc.	2.000%	5/15/21	9,350	9,251
Constellation Energy Group Inc.	5.150%	12/1/20	6,811	7,388
Consumers Energy Co.	6.125%	3/15/19	6,490	6,993
Consumers Energy Co.	6.700%	9/15/19	275	305
Consumers Energy Co.	5.650%	4/15/20	2,875	3,182
Consumers Energy Co.	2.850%	5/15/22	6,194	6,364
Dominion Energy Inc.	1.900%	6/15/18	1,749	1,752
Dominion Energy Inc.	6.400%	6/15/18	6,873	7,204
Dominion Energy Inc.	1.875%	1/15/19	4,700	4,694
Dominion Energy Inc.	2.962%	7/1/19	9,475	9,617
Dominion Energy Inc.	1.600%	8/15/19	1,000	991
Dominion Energy Inc.	5.200%	8/15/19	6,285	6,705
Dominion Energy Inc.	2.500%	12/1/19	14,327	14,461
Dominion Energy Inc.	2.579%	7/1/20	7,925	7,989
Dominion Energy Inc.	4.450%	3/15/21	8,147	8,783
Dominion Energy Inc.	4.104%	4/1/21	4,350	4,578
Dominion Energy Inc.	2.000%	8/15/21	3,700	3,645
Dominion Energy Inc.	2.750%	1/15/22	4,250	4,303
DTE Electric Co.	5.600%	6/15/18	1,050	1,093
DTE Electric Co.	3.450%	10/1/20	5,175	5,362
DTE Energy Co.	1.500%	10/1/19	4,890	4,826
DTE Energy Co.	2.400%	12/1/19	6,650	6,682
Duke Energy Carolinas LLC	7.000%	11/15/18	2,830	3,044
Duke Energy Carolinas LLC	4.300%	6/15/20	3,025	3,241
Duke Energy Carolinas LLC	3.900%	6/15/21	5,375	5,734
Duke Energy Corp.	2.100%	6/15/18	6,870	6,895
Duke Energy Corp.	6.250%	6/15/18	2,250	2,355
Duke Energy Corp.	5.050%	9/15/19	7,920	8,423
Duke Energy Corp.	1.800%	9/1/21	11,450	11,196
Duke Energy Corp.	3.550%	9/15/21	5,750	6,014
Duke Energy Florida LLC	5.650%	6/15/18	7,931	8,265
Duke Energy Florida LLC	1.850%	1/15/20	3,000	3,005
Duke Energy Florida LLC	3.100%	8/15/21	2,675	2,763
Duke Energy Indiana LLC	3.750%	7/15/20	4,350	4,580
Duke Energy Ohio Inc.	5.450%	4/1/19	10,754	11,460
Duke Energy Progress LLC	5.300%	1/15/19	14,833	15,672
Duke Energy Progress LLC	2.800%	5/15/22	7,100	7,281
Edison International	2.125%	4/15/20	8,350	8,371
Emera US Finance LP	2.150%	6/15/19	9,924	9,908
Emera US Finance LP	2.700%	6/15/21	13,820	13,855
Entergy Arkansas Inc.	3.750%	2/15/21	4,592	4,826
Entergy Corp.	5.125%	9/15/20	1,325	1,437
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	3,815	3,965

Entergy Gulf States Louisiana LLC	3.950%	10/1/20	3,810	4,007
Entergy Louisiana LLC	6.500%	9/1/18	1,875	1,977
Entergy Texas Inc.	7.125%	2/1/19	6,155	6,659
Eversource Energy	4.500%	11/15/19	2,032	2,151
Exelon Corp.	2.850%	6/15/20	11,325	11,538
Exelon Corp.	2.450%	4/15/21	2,200	2,200
Exelon Generation Co. LLC	5.200%	10/1/19	8,690	9,268
Exelon Generation Co. LLC	2.950%	1/15/20	15,945	16,204
Exelon Generation Co. LLC	4.000%	10/1/20	7,225	7,565
Exelon Generation Co. LLC	3.400%	3/15/22	1,700	1,737
2 Fortis Inc.	2.100%	10/4/21	13,398	13,134
Georgia Power Co.	5.400%	6/1/18	4,050	4,196
Georgia Power Co.	1.950%	12/1/18	13,843	13,883
Georgia Power Co.	4.250%	12/1/19	5,655	5,944
Georgia Power Co.	2.000%	3/30/20	7,950	7,944
Georgia Power Co.	2.400%	4/1/21	4,950	4,959
Georgia Power Co.	2.850%	5/15/22	3,300	3,345
Great Plains Energy Inc.	2.500%	3/9/20	7,000	7,070
Great Plains Energy Inc.	4.850%	6/1/21	2,480	2,664
Great Plains Energy Inc.	3.150%	4/1/22	9,100	9,254
Indiana Michigan Power Co.	7.000%	3/15/19	4,117	4,464
Kansas City Power & Light Co.	7.150%	4/1/19	4,300	4,691
Kentucky Utilities Co.	3.250%	11/1/20	3,925	4,048
LG&E & KU Energy LLC	3.750%	11/15/20	3,200	3,328
LG&E & KU Energy LLC	4.375%	10/1/21	1,575	1,684
Metropolitan Edison Co.	7.700%	1/15/19	2,017	2,188
MidAmerican Energy Co.	2.400%	3/15/19	2,633	2,666
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	12,637	14,137
National Rural Utilities Cooperative Finance
Corp.	2.150%	2/1/19	5,850	5,885
National Rural Utilities Cooperative Finance
Corp.	1.650%	2/8/19	4,875	4,862
National Rural Utilities Cooperative Finance
Corp.	1.500%	11/1/19	7,075	7,021
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	2,300	2,320
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	7,150	7,132
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	2,785	2,806
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	950	953
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	5,548	5,714
National Rural Utilities Cooperative Finance
Corp.	2.400%	4/25/22	2,000	2,010
Nevada Power Co.	6.500%	8/1/18	6,398	6,751
Nevada Power Co.	7.125%	3/15/19	10,485	11,460
NextEra Energy Capital Holdings Inc.	1.649%	9/1/18	3,271	3,265
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	11,540	12,334
NextEra Energy Capital Holdings Inc.	2.300%	4/1/19	7,240	7,277
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	6,370	6,425
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	5,289	5,362
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,715	1,836
1 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	1,005	1,014
Northern States Power Co.	2.200%	8/15/20	3,200	3,218

NorthWestern Corp.	6.340%	4/1/19	2,000	2,152
Oglethorpe Power Corp.	6.100%	3/15/19	1,815	1,933
Ohio Power Co.	5.375%	10/1/21	5,362	6,008
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	5,325	5,648
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	2,599	2,606
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	100	107
Pacific Gas & Electric Co.	8.250%	10/15/18	12,031	13,088
Pacific Gas & Electric Co.	3.500%	10/1/20	9,809	10,198
Pacific Gas & Electric Co.	4.250%	5/15/21	3,362	3,593
PacifiCorp	5.650%	7/15/18	7,753	8,092
PacifiCorp	5.500%	1/15/19	4,748	5,033
PacifiCorp	3.850%	6/15/21	3,702	3,937
PacifiCorp	2.950%	2/1/22	4,887	5,013
PECO Energy Co.	1.700%	9/15/21	3,075	3,027
Pennsylvania Electric Co.	5.200%	4/1/20	3,725	3,941
PG&E Corp.	2.400%	3/1/19	3,108	3,124
Portland General Electric Co.	6.100%	4/15/19	2,010	2,168
PPL Capital Funding Inc.	1.900%	6/1/18	5,850	5,855
PPL Electric Utilities Corp.	3.000%	9/15/21	4,300	4,432
Progress Energy Inc.	7.050%	3/15/19	1,400	1,522
Progress Energy Inc.	4.875%	12/1/19	4,856	5,156
Progress Energy Inc.	4.400%	1/15/21	975	1,040
Progress Energy Inc.	3.150%	4/1/22	7,873	8,078
PSEG Power LLC	5.125%	4/15/20	3,280	3,524
PSEG Power LLC	3.000%	6/15/21	5,455	5,567
Public Service Co. of Colorado	5.800%	8/1/18	100	105
Public Service Co. of Colorado	5.125%	6/1/19	5,000	5,308
Public Service Co. of Colorado	3.200%	11/15/20	3,175	3,283
Public Service Co. of New Mexico	7.950%	5/15/18	765	807
Public Service Co. of Oklahoma	5.150%	12/1/19	1,372	1,467
Public Service Electric & Gas Co.	2.300%	9/15/18	5,674	5,734
Public Service Electric & Gas Co.	1.900%	3/15/21	8,100	8,026
Public Service Enterprise Group Inc.	1.600%	11/15/19	6,750	6,665
Public Service Enterprise Group Inc.	2.000%	11/15/21	1,100	1,073
Puget Energy Inc.	6.500%	12/15/20	3,925	4,413
Puget Energy Inc.	6.000%	9/1/21	5,326	5,968
San Diego Gas & Electric Co.	3.000%	8/15/21	3,431	3,535
SCANA Corp.	6.250%	4/1/20	3,200	3,482
SCANA Corp.	4.750%	5/15/21	3,250	3,402
SCANA Corp.	4.125%	2/1/22	6,640	6,708
South Carolina Electric & Gas Co.	6.500%	11/1/18	4,225	4,502
Southern California Edison Co.	5.500%	8/15/18	4,450	4,657
Southern California Edison Co.	3.875%	6/1/21	5,600	5,956
1 Southern California Edison Co.	1.845%	2/1/22	1,982	1,958
Southern California Edison Co.	2.400%	2/1/22	850	854
Southern Co.	1.550%	7/1/18	4,875	4,863
Southern Co.	2.450%	9/1/18	6,700	6,751
Southern Co.	1.850%	7/1/19	9,000	8,978
Southern Co.	2.150%	9/1/19	5,875	5,876
Southern Co.	2.750%	6/15/20	7,620	7,716
Southern Co.	2.350%	7/1/21	14,350	14,239
1 Southern Co.	5.500%	3/15/57	5,925	6,236
Southern Power Co.	1.500%	6/1/18	3,100	3,091
Southern Power Co.	1.950%	12/15/19	4,300	4,300
Southern Power Co.	2.375%	6/1/20	2,460	2,483
Southern Power Co.	2.500%	12/15/21	5,450	5,438
Southwestern Electric Power Co.	6.450%	1/15/19	3,855	4,126

Tampa Electric Co.	5.400%	5/15/21	2,225	2,449
TECO Finance Inc.	5.150%	3/15/20	2,750	2,938
TransAlta Corp.	6.900%	5/15/18	3,930	4,093
UIL Holdings Corp.	4.625%	10/1/20	1,220	1,261
Union Electric Co.	6.700%	2/1/19	5,375	5,793
Virginia Electric & Power Co.	2.950%	1/15/22	4,250	4,366
Virginia Electric & Power Co.	3.450%	9/1/22	500	521
WEC Energy Group Inc.	1.650%	6/15/18	7,786	7,787
WEC Energy Group Inc.	2.450%	6/15/20	3,633	3,672
Wisconsin Electric Power Co.	2.950%	9/15/21	2,870	2,956
Wisconsin Public Service Corp.	1.650%	12/4/18	3,145	3,144
Xcel Energy Inc.	4.700%	5/15/20	8,565	9,093
Xcel Energy Inc.	2.400%	3/15/21	15,495	15,589
Xcel Energy Inc.	2.600%	3/15/22	3,700	3,735

Natural Gas (0.3%)
Atmos Energy Corp.	8.500%	3/15/19	2,787	3,107
British Transco Finance Inc.	6.625%	6/1/18	3,383	3,543
CenterPoint Energy Resources Corp.	4.500%	1/15/21	5,251	5,574
NiSource Finance Corp.	6.800%	1/15/19	503	543
NiSource Finance Corp.	5.450%	9/15/20	5,155	5,684
ONE Gas Inc.	2.070%	2/1/19	2,790	2,799
Sempra Energy	6.150%	6/15/18	12,165	12,716
Sempra Energy	9.800%	2/15/19	2,125	2,401
Sempra Energy	1.625%	10/7/19	10,298	10,198
Sempra Energy	2.400%	3/15/20	5,529	5,565
Sempra Energy	2.850%	11/15/20	4,934	4,998
Sempra Energy	4.050%	12/1/23	300	318
Southern California Gas Co.	1.550%	6/15/18	100	100
Southern Co. Gas Capital Corp.	5.250%	8/15/19	2,825	3,007
Southern Co. Gas Capital Corp.	3.500%	9/15/21	4,600	4,776

Other Utility (0.0%)
United Utilities plc	5.375%	2/1/19	3,000	3,134
				1,045,366
Total Corporate Bonds (Cost $22,524,605)				22,640,741
Taxable Municipal Bonds (0.0%)
Dartmouth College New Hampshire GO	4.750%	6/1/19	862	906
Emory University Georgia GO	5.625%	9/1/19	1,980	2,145
Princeton University New Jersey GO	4.950%	3/1/19	4,482	4,741
Stanford University California GO	4.750%	5/1/19	2,800	2,964
Total Taxable Municipal Bonds (Cost $10,795)				10,756
			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
4 Vanguard Market Liquidity Fund (Cost $182,506)	1.040%		1,824,719	182,508
Total Investments (100.0%) (Cost $22,868,239)				22,984,336
Other Assets and Liabilities-Net (0.0%)5				10,617
Net Assets (100%)				22,994,953

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate value of these securities was $363,003,000, representing 1.6% of net assets.

3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2017.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Cash of $1,426,000 has been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2017	525	62,114	16

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Short-Term Corporate Bond Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	150,331	—
Corporate Bonds	—	22,640,741	—
Taxable Municipal Bonds	—	10,756	—
Temporary Cash Investments	182,508	—	—
Futures Contracts—Assets[1]	19	—	—
Futures Contracts—Liabilities[1]	(337)	—	—
Total	182,190	22,801,828	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2017, the cost of investment securities for tax purposes was $22,870,901,000. Net unrealized appreciation of investment securities for tax purposes was $113,435,000, consisting of unrealized gains of $135,161,000 on securities that had risen in value since their purchase and $21,726,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 18, 2017
VANGUARD SCOTTSDALE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 18, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.